UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA			90067-6022
(Address of principal executive offices)			(Zip code)

Vincent M. Marra Senior Vice President AIG SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6464

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2007

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

SEMIANNUAL REPORT
SEPTEMBER 30, 2007

Table of Contents

Shareholder Letter	1

Expense Example	2

Seasons Strategies

Multi-Managed Growth Portfolio	7

Multi-Managed Moderate Growth Portfolio	31

Multi-Managed Income/Equity Portfolio	56

Multi-Managed Income Portfolio	80

Asset Allocation: Diversified Growth Portfolio	104

Stock Portfolio	154

Seasons Select

Large Cap Growth Portfolio	158

Large Cap Composite Portfolio	165

Large Cap Value Portfolio	176

Mid Cap Growth Portfolio	184

Mid Cap Value Portfolio	197

Small Cap Portfolio	208

International Equity Portfolio	235

Diversified Fixed Income Portfolio	250

Strategic Fixed Income Portfolio	270

Cash Management Portfolio	288

Seasons Focused

Focus Growth Portfolio	291

Focus TechNet Portfolio	293

Focus Growth and Income Portfolio	295

Focus Value Portfolio	297

Seasons Managed Allocation

Allocation Growth Portfolio	299

Allocation Moderate Growth Portfolio	301

Allocation Moderate Portfolio	303

Allocation Balanced Portfolio	305

Statements of Assets and Liabilities	307

Statements of Operations	315

Statements of Changes in Net Assets	319

Notes to Financial Statements	327

Financial Highlights	353

Approval of Advisory Contracts	368

Dear Investor:

We are pleased to present the semiannual report for the Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company. This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended September 30, 2007.

If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Thank you for the confidence you place in us with your retirement assets, and we look forward to reporting to you once again in six months.

Sincerely,

Jay S. Wintrob
President and Chief Executive Officer,
AIG SunAmerica Life Assurance Company
First SunAmerica Life Insurance Company

November 1, 2007

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other entity. Past performance is no guarantee of future results.

SEASONS SERIES TRUST
EXPENSE EXAMPLE  September 30, 2007

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust''), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2007 and held until September 30, 2007. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts'') offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The "Actual'' section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2007'' to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended September 30, 2007'' column and the "Expense Ratio as of September 30, 2007'' column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended September 30, 2007'' would have been higher and the "Ending Account Value'' would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical'' section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended September 30, 2007'' column and the "Expense Ratio as of September 30, 2007'' column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended September 30, 2007'' would have been higher and the "Ending Account Value'' would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the "Hypothetical'' example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2007

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2007	Ending Account Value Using Actual Return at September 30, 2007	Expenses Paid During the Six Months Ended September 30, 2007*	Beginning Account Value at April 1, 2007	Ending Account Value Using a Hypothetical 5% Assumed Return at September 30, 2007	Expenses Paid During the Six Months Ended September 30, 2007*	Expense Ratio as of September 30, 2007*
Multi-Managed Growth@
Class 1	$1,000.00	$1,084.29	$5.89	$1,000.00	$1,019.35	$5.70	1.13%
Class 2	$1,000.00	$1,083.75	$6.67	$1,000.00	$1,018.60	$6.46	1.28%
Class 3	$1,000.00	$1,083.15	$7.24	$1,000.00	$1,018.05	$7.01	1.39%
Multi-Managed Moderate Growth@
Class 1	$1,000.00	$1,065.85	$5.11	$1,000.00	$1,020.05	$5.00	0.99%
Class 2	$1,000.00	$1,065.31	$5.89	$1,000.00	$1,019.30	$5.76	1.14%
Class 3	$1,000.00	$1,064.63	$6.40	$1,000.00	$1,018.80	$6.26	1.24%
Multi-Managed Income/ Equity@
Class 1	$1,000.00	$1,056.54	$4.99	$1,000.00	$1,020.15	$4.90	0.97%
Class 2	$1,000.00	$1,055.90	$5.76	$1,000.00	$1,019.40	$5.65	1.12%
Class 3	$1,000.00	$1,054.39	$6.27	$1,000.00	$1,018.90	$6.16	1.22%
Multi-Managed Income@
Class 1	$1,000.00	$1,038.34	$4.99	$1,000.00	$1,020.10	$4.95	0.98%
Class 2	$1,000.00	$1,038.43	$5.81	$1,000.00	$1,019.30	$5.76	1.14%
Class 3	$1,000.00	$1,037.64	$6.32	$1,000.00	$1,018.80	$6.26	1.24%
Asset Allocation: Diversified Growth#@
Class 1	$1,000.00	$1,061.78	$4.95	$1,000.00	$1,020.20	$4.85	0.96%
Class 2	$1,000.00	$1,061.20	$5.72	$1,000.00	$1,019.45	$5.60	1.11%
Class 3	$1,000.00	$1,060.56	$6.18	$1,000.00	$1,019.00	$6.06	1.20%
Stock@
Class 1	$1,000.00	$1,114.54	$4.97	$1,000.00	$1,020.30	$4.75	0.94%
Class 2	$1,000.00	$1,113.70	$5.76	$1,000.00	$1,019.55	$5.50	1.09%
Class 3	$1,000.00	$1,112.90	$6.29	$1,000.00	$1,019.05	$6.01	1.19%
Large Cap Growth@
Class 1	$1,000.00	$1,125.50	$4.89	$1,000.00	$1,020.40	$4.65	0.92%
Class 2	$1,000.00	$1,124.49	$5.68	$1,000.00	$1,019.65	$5.40	1.07%
Class 3	$1,000.00	$1,123.98	$6.21	$1,000.00	$1,019.15	$5.91	1.17%
Large Cap Composite#@
Class 1	$1,000.00	$1,101.39	$5.78	$1,000.00	$1,019.50	$5.55	1.10%
Class 2	$1,000.00	$1,100.78	$6.56	$1,000.00	$1,018.75	$6.31	1.25%
Class 3	$1,000.00	$1,100.00	$7.09	$1,000.00	$1,018.25	$6.81	1.35%
Large Cap Value@
Class 1	$1,000.00	$1,064.38	$4.59	$1,000.00	$1,020.55	$4.50	0.89%
Class 2	$1,000.00	$1,063.11	$5.36	$1,000.00	$1,019.80	$5.25	1.04%
Class 3	$1,000.00	$1,062.50	$5.88	$1,000.00	$1,019.30	$5.76	1.14%
Mid Cap Growth@
Class 1	$1,000.00	$1,128.73	$5.48	$1,000.00	$1,019.85	$5.20	1.03%
Class 2	$1,000.00	$1,128.08	$6.28	$1,000.00	$1,019.10	$5.96	1.18%
Class 3	$1,000.00	$1,127.32	$6.81	$1,000.00	$1,018.60	$6.46	1.28%
Mid Cap Value@
Class 1	$1,000.00	$1,009.52	$5.02	$1,000.00	$1,020.00	$5.05	1.00%
Class 2	$1,000.00	$1,009.05	$5.78	$1,000.00	$1,019.25	$5.81	1.15%
Class 3	$1,000.00	$1,008.56	$6.33	$1,000.00	$1,018.70	$6.36	1.26%
Small Cap@
Class 1	$1,000.00	$1,004.56	$5.56	$1,000.00	$1,019.45	$5.60	1.11%
Class 2	$1,000.00	$1,004.61	$6.31	$1,000.00	$1,018.70	$6.36	1.26%
Class 3	$1,000.00	$1,004.63	$6.87	$1,000.00	$1,018.15	$6.91	1.37%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2007

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2007	Ending Account Value Using Actual Return at September 30, 2007	Expenses Paid During the Six Months Ended September 30, 2007*	Beginning Account Value at April 1, 2007	Ending Account Value Using a Hypothetical 5% Assumed Return at September 30, 2007	Expenses Paid During the Six Months Ended September 30, 2007*	Expense Ratio as of September 30, 2007*
International Equity@
Class 1	$1,000.00	$1,084.80	$6.36	$1,000.00	$1,018.90	$6.16	1.22%
Class 2	$1,000.00	$1,084.18	$7.14	$1,000.00	$1,018.15	$6.91	1.37%
Class 3	$1,000.00	$1,083.47	$7.66	$1,000.00	$1,017.65	$7.41	1.47%
Diversified Fixed Income
Class 1	$1,000.00	$1,019.64	$4.19	$1,000.00	$1,020.85	$4.19	0.83%
Class 2	$1,000.00	$1,018.74	$4.95	$1,000.00	$1,020.10	$4.95	0.98%
Class 3	$1,000.00	$1,017.84	$5.50	$1,000.00	$1,019.55	$5.50	1.09%
Strategic Fixed Income
Class 3	$1,000.00	$1,006.67	$6.42	$1,000.00	$1,018.60	$6.46	1.28%
Cash Management
Class 1	$1,000.00	$1,023.87	$2.88	$1,000.00	$1,022.15	$2.88	0.57%
Class 2	$1,000.00	$1,023.03	$3.64	$1,000.00	$1,021.40	$3.64	0.72%
Class 3	$1,000.00	$1,022.16	$4.15	$1,000.00	$1,020.90	$4.14	0.82%
Focus Growth@
Class 1	$1,000.00	$1,194.08	$6.20	$1,000.00	$1,019.35	$5.70	1.13%
Class 2	$1,000.00	$1,192.69	$7.07	$1,000.00	$1,018.55	$6.51	1.29%
Class 3	$1,000.00	$1,192.44	$7.62	$1,000.00	$1,018.05	$7.01	1.39%
Focus TechNet#
Class 2	$1,000.00	$1,104.92	$8.68	$1,000.00	$1,016.75	$8.32	1.65%
Class 3	$1,000.00	$1,105.44	$9.21	$1,000.00	$1,016.25	$8.82	1.75%
Focus Growth & Income
Class 2	$1,000.00	$1,119.03	$7.05	$1,000.00	$1,018.35	$6.71	1.33%
Class 3	$1,000.00	$1,118.47	$7.63	$1,000.00	$1,017.80	$7.26	1.44%
Focus Value
Class 2	$1,000.00	$1,089.17	$6.69	$1,000.00	$1,018.60	$6.46	1.28%
Class 3	$1,000.00	$1,088.20	$7.26	$1,000.00	$1,018.05	$7.01	1.39%
Allocation Growth
Class 3	$1,000.00	$1,070.98	$0.88	$1,000.00	$1,024.15	$0.86	0.17%
Allocation Moderate Growth
Class 3	$1,000.00	$1,061.03	$0.77	$1,000.00	$1,024.25	$0.76	0.15%
Allocation Moderate
Class 3	$1,000.00	$1,053.78	$0.87	$1,000.00	$1,024.15	$0.86	0.17%
Allocation Balanced
Class 3	$1,000.00	$1,045.65	$1.07	$1,000.00	$1,023.95	$1.06	0.21%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 366. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2007" and "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2007" and the "Expense Ratios" would have been lower.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2007

  (unaudited)

@  Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2007	Ending Account Value Using Actual Return at September 30, 2007	Expenses Paid During the Six Months Ended September 30, 2007*	Beginning Account Value at April 1, 2007	Ending Account Value Using a Hypothetical 5% Assumed Return at September 30, 2007	Expenses Paid During the Six Months Ended September 30, 2007*	Expense Ratio as of September 30, 2007*
Multi-Managed Growth
Class 1	$1,000.00	$1,084.29	$5.78	$1,000.00	$1,019.45	$5.60	1.11%
Class 2	$1,000.00	$1,083.75	$6.62	$1,000.00	$1,018.65	$6.41	1.27%
Class 3	$1,000.00	$1,083.15	$7.19	$1,000.00	$1,018.10	$6.96	1.38%
Multi-Managed Moderate Growth
Class 1	$1,000.00	$1,065.85	$5.06	$1,000.00	$1,020.10	$4.95	0.98%
Class 2	$1,000.00	$1,065.31	$5.83	$1,000.00	$1,019.35	$5.70	1.13%
Class 3	$1,000.00	$1,064.63	$6.35	$1,000.00	$1,018.85	$6.21	1.23%
Multi-Managed Income/ Equity
Class 1	$1,000.00	$1,056.54	$4.99	$1,000.00	$1,020.15	$4.90	0.97%
Class 2	$1,000.00	$1,055.90	$5.76	$1,000.00	$1,019.40	$5.65	1.12%
Class 3	$1,000.00	$1,054.39	$6.27	$1,000.00	$1,018.90	$6.16	1.22%
Multi-Managed Income
Class 1	$1,000.00	$1,038.34	$4.99	$1,000.00	$1,020.10	$4.95	0.98%
Class 2	$1,000.00	$1,038.43	$5.81	$1,000.00	$1,019.30	$5.76	1.14%
Class 3	$1,000.00	$1,037.64	$6.32	$1,000.00	$1,018.80	$6.26	1.24%
Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$1,061.78	$4.90	$1,000.00	$1,020.25	$4.80	0.95%
Class 2	$1,000.00	$1,061.20	$5.67	$1,000.00	$1,019.50	$5.55	1.10%
Class 3	$1,000.00	$1,060.56	$6.18	$1,000.00	$1,019.00	$6.06	1.20%
Stock
Class 1	$1,000.00	$1,114.54	$4.97	$1,000.00	$1,020.30	$4.75	0.94%
Class 2	$1,000.00	$1,113.70	$5.76	$1,000.00	$1,019.55	$5.50	1.09%
Class 3	$1,000.00	$1,112.90	$6.29	$1,000.00	$1,019.05	$6.01	1.19%
Large Cap Growth
Class 1	$1,000.00	$1,125.50	$4.84	$1,000.00	$1,020.45	$4.60	0.91%
Class 2	$1,000.00	$1,124.49	$5.63	$1,000.00	$1,019.70	$5.35	1.06%
Class 3	$1,000.00	$1,123.98	$6.16	$1,000.00	$1,019.20	$5.86	1.16%
Large Cap Composite#
Class 1	$1,000.00	$1,101.39	$5.73	$1,000.00	$1,019.55	$5.50	1.09%
Class 2	$1,000.00	$1,100.78	$6.51	$1,000.00	$1,018.80	$6.26	1.24%
Class 3	$1,000.00	$1,100.00	$7.04	$1,000.00	$1,018.30	$6.76	1.34%
Large Cap Value
Class 1	$1,000.00	$1,064.38	$4.59	$1,000.00	$1,020.55	$4.50	0.89%
Class 2	$1,000.00	$1,063.11	$5.36	$1,000.00	$1,019.80	$5.25	1.04%
Class 3	$1,000.00	$1,062.50	$5.88	$1,000.00	$1,019.30	$5.76	1.14%
Mid Cap Growth
Class 1	$1,000.00	$1,128.73	$5.48	$1,000.00	$1,019.85	$5.20	1.03%
Class 2	$1,000.00	$1,128.08	$6.28	$1,000.00	$1,019.10	$5.96	1.18%
Class 3	$1,000.00	$1,127.32	$6.81	$1,000.00	$1,018.60	$6.46	1.28%
Mid Cap Value
Class 1	$1,000.00	$1,009.52	$5.02	$1,000.00	$1,020.00	$5.05	1.00%
Class 2	$1,000.00	$1,009.05	$5.78	$1,000.00	$1,019.25	$5.81	1.15%
Class 3	$1,000.00	$1,008.56	$6.33	$1,000.00	$1,018.70	$6.36	1.26%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2007

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2007	Ending Account Value Using Actual Return at September 30, 2007	Expenses Paid During the Six Months Ended September 30, 2007*	Beginning Account Value at April 1, 2007	Ending Account Value Using a Hypothetical 5% Assumed Return at September 30, 2007	Expenses Paid During the Six Months Ended September 30, 2007*	Expense Ratio as of September 30, 2007*
Small Cap
Class 1	$1,000.00	$1,004.56	$5.46	$1,000.00	$1,019.55	$5.50	1.09%
Class 2	$1,000.00	$1,004.61	$6.21	$1,000.00	$1,018.80	$6.26	1.24%
Class 3	$1,000.00	$1,004.63	$6.77	$1,000.00	$1,018.25	$6.81	1.35%
International Equity
Class 1	$1,000.00	$1,084.80	$6.36	$1,000.00	$1,018.90	$6.16	1.22%
Class 2	$1,000.00	$1,084.18	$7.14	$1,000.00	$1,018.15	$6.91	1.37%
Class 3	$1,000.00	$1,083.47	$7.66	$1,000.00	$1,017.65	$7.41	1.47%
Focus Growth
Class 1	$1,000.00	$1,194.08	$6.14	$1,000.00	$1,019.40	$5.65	1.12%
Class 2	$1,000.00	$1,192.69	$7.02	$1,000.00	$1,018.60	$6.46	1.28%
Class 3	$1,000.00	$1,192.44	$7.56	$1,000.00	$1,018.10	$6.96	1.38%
Focus Value
Class 2	$1,000.00	$1,089.17	$6.63	$1,000.00	$1,018.65	$6.41	1.27%
Class 3	$1,000.00	$1,088.20	$7.20	$1,000.00	$1,018.10	$6.96	1.38%

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	7.5%
Computers	7.3
Repurchase Agreements	7.2
Finance-Investment Banker/Broker	5.7
Oil Companies-Integrated	5.4
Agricultural Chemicals	5.1
Diversified Financial Services	3.4
Federal Home Loan Mtg. Corp.	2.9
Banks-Super Regional	2.7
Medical-Biomedical/Gene	2.6
Oil Companies-Exploration & Production	2.2
Medical-Drugs	2.0
Therapeutics	1.9
Web Portals/ISP	1.5
Metal Processors & Fabrication	1.3
Telecom Services	1.3
Commercial Services-Finance	1.2
Retail-Major Department Stores	1.2
Sovereign	1.2
Retail-Apparel/Shoe	1.1
Telephone-Integrated	1.1
Electric-Integrated	1.0
Insurance-Multi-line	1.0
Optical Supplies	1.0
Physical Therapy/Rehabilation Centers	1.0
Agricultural Operations	0.9
Data Processing/Management	0.9
Casino Hotels	0.8
Entertainment Software	0.8
Electronic Components-Semiconductors	0.7
Wireless Equipment	0.7
Audio/Video Products	0.6
Cosmetics & Toiletries	0.6
Oil Refining & Marketing	0.6
Aerospace/Defense	0.5
E-Commerce/Products	0.5
Oil-Field Services	0.5
Printing-Commercial	0.5
Real Estate Investment Trusts	0.5
Retail-Discount	0.5
Retail-Petroleum Products	0.5
United States Treasury Notes	0.5
X-Ray Equipment	0.5
Cable TV	0.4
Decision Support Software	0.4
Diversified Manufacturing Operations	0.4
Food-Misc.	0.4
Multimedia	0.4
Real Estate Management/Services	0.4
Transport-Services	0.4
Banks-Commercial	0.3
Banks-Money Center	0.3
Beverages-Non-alcoholic	0.3
Commercial Services	0.3
Computer Aided Design	0.3
Computer Graphics	0.3
Dental Supplies & Equipment	0.3
Finance-Mortgage Loan/Banker	0.3
Government National Mtg. Assoc.	0.3
Insurance-Property/Casualty	0.3

Internet Infrastructure Software	0.3%
Machinery-General Industrial	0.3
Medical Instruments	0.3
Pharmacy Services	0.3
Power Converter/Supply Equipment	0.3
Retail-Drug Store	0.3
Retail-Regional Department Stores	0.3
Special Purpose Entities	0.3
Advertising Sales	0.2
Aerospace/Defense-Equipment	0.2
Airlines	0.2
Apparel Manufacturers	0.2
Applications Software	0.2
Banks-Fiduciary	0.2
Brewery	0.2
Commercial Paper	0.2
Diagnostic Equipment	0.2
Diversified Operations	0.2
Electric Products-Misc.	0.2
Enterprise Software/Service	0.2
Finance-Auto Loans	0.2
Human Resources	0.2
Instruments-Scientific	0.2
Internet Infrastructure Equipment	0.2
Medical Labs & Testing Services	0.2
Medical Products	0.2
Medical-HMO	0.2
Mining	0.2
Networking Products	0.2
Retail-Computer Equipment	0.2
Retail-Convenience Store	0.2
Retirement/Aged Care	0.2
Semiconductor Equipment	0.2
Telecom Equipment-Fiber Optics	0.2
Transactional Software	0.2
Veterinary Diagnostics	0.2
Airport Development/Maintenance	0.1
Auto-Cars/Light Trucks	0.1
Beverages-Wine/Spirits	0.1
Broadcast Services/Program	0.1
Building-Residential/Commerical	0.1
Casino Services	0.1
Cellular Telecom	0.1
Chemicals-Specialty	0.1
Coal	0.1
Computer Services	0.1
Containers-Paper/Plastic	0.1
Diversified Minerals	0.1
Electric-Generation	0.1
Electronic Forms	0.1
Electronic Measurement Instruments	0.1
Electronic Parts Distribution	0.1
Finance-Commercial	0.1
Finance-Consumer Loans	0.1
Finance-Credit Card	0.1
Finance-Other Services	0.1
Food-Confectionery	0.1
Food-Meat Products	0.1
Food-Retail	0.1
Industrial Gases	0.1

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited) (continued)

Industry Allocation*
Insurance-Mutual	0.1%
Internet Connectivity Services	0.1
Internet Financial Services	0.1
Investment Management/Advisor Services	0.1
Medical-Outpatient/Home Medical	0.1
Medical-Wholesale Drug Distribution	0.1
Office Automation & Equipment	0.1
Pipelines	0.1
Radio	0.1
Real Estate Operations & Development	0.1
Retail-Catalog Shopping	0.1
Retail-Consumer Electronics	0.1
Savings & Loans/Thrifts	0.1
Television	0.1
Tobacco	0.1
Transport-Marine	0.1
United States Treasury Bonds	0.1
98.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 65.9%
Advertising Sales — 0.2%
Lamar Advertising Co., Class A	7,664	$375,306
Aerospace/Defense — 0.5%
Boeing Co.	2,900	304,471
General Dynamics Corp.	2,000	168,940
Lockheed Martin Corp.	1,100	119,339
Raytheon Co.	3,500	223,370
		816,120
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	3,800	305,824
Agricultural Chemicals — 5.0%
Monsanto Co.	28,425	2,437,159
Potash Corp. of Saskatchewan, Inc.	42,280	4,468,996
Syngenta AG	4,909	1,058,329
		7,964,484
Agricultural Operations — 0.8%
Bunge, Ltd.	12,485	1,341,513
Apparel Manufacturers — 0.2%
Coach, Inc.†	5,500	259,985
Polo Ralph Lauren Corp.	1,200	93,300
		353,285
Applications Software — 0.2%
Microsoft Corp.	10,100	297,546
Audio/Video Products — 0.6%
Sony Corp. ADR	19,925	957,595
Banks-Commercial — 0.0%
Marshall & Ilsley Corp.	1,400	61,278
Banks-Fiduciary — 0.2%
The Bank of New York Mellon Corp.	7,347	324,297
Banks-Super Regional — 2.3%
Bank of America Corp.	6,700	336,809
PNC Financial Services Group, Inc.	2,200	149,820
SunTrust Banks, Inc.	1,300	98,371
US Bancorp	3,600	117,108
Wachovia Corp.	2,700	135,405
Wells Fargo & Co.	78,660	2,801,869
		3,639,382
Beverages-Non-alcoholic — 0.3%
PepsiCo, Inc.	2,100	153,846
The Coca-Cola Co.	5,600	321,832
		475,678
Beverages-Wine/Spirits — 0.1%
Diageo PLC ADR	1,300	114,049
Brewery — 0.1%
Anheuser-Busch Cos., Inc.	1,700	84,983
Cable TV — 0.1%
Comcast Corp., Special Class A†	8,100	194,076

Security Description	Shares	Value (Note 2)
Casino Hotels — 0.8%
Boyd Gaming Corp.	25,600	$1,096,960
Harrah's Entertainment, Inc.	2,760	239,927
		1,336,887
Casino Services — 0.1%
Shuffle Master, Inc.†	14,900	222,755
Commercial Services — 0.3%
AerCap Holdings NV†	21,200	527,668
Commercial Services-Finance — 1.2%
Euronet Worldwide, Inc.†	23,900	711,503
Global Cash Access Holdings, Inc.†	18,200	192,738
Heartland Payment Systems, Inc.	10,466	268,976
Jackson Hewitt Tax Service, Inc.	23,400	654,264
		1,827,481
Computer Aided Design — 0.3%
Aspen Technology, Inc.†	38,300	548,456
Computer Graphics — 0.3%
Trident Microsystems, Inc.†	28,900	459,221
Computers — 7.3%
Apple, Inc.†	39,020	5,991,131
Hewlett-Packard Co.	7,300	363,467
International Business Machines Corp.	2,500	294,500
Research In Motion, Ltd.†	50,565	4,983,180
		11,632,278
Cosmetics & Toiletries — 0.6%
Colgate-Palmolive Co.	3,400	242,488
Procter & Gamble Co.	9,100	640,094
		882,582
Data Processing/Management — 0.9%
Global Payments, Inc.	14,400	636,768
MoneyGram International, Inc.	33,700	761,283
		1,398,051
Decision Support Software — 0.4%
Cognos, Inc.†	14,900	618,797
Dental Supplies & Equipment — 0.3%
Sirona Dental Systems, Inc.†	14,100	502,947
Diagnostic Equipment — 0.2%
Home Diagnostics, Inc.†	32,200	308,476
Diversified Manufacturing Operations — 0.4%
General Electric Co.	11,800	488,520
Honeywell International, Inc.	2,500	148,675
		637,195
E-Commerce/Products — 0.5%
NutriSystem, Inc.†	17,800	834,642
Electric Products-Misc. — 0.2%
Emerson Electric Co.	4,600	244,812

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electric-Integrated — 0.5%
Dominion Resources, Inc.	2,500	$210,750
FPL Group, Inc.	2,800	170,464
PG&E Corp.	4,900	234,220
Progress Energy, Inc.	2,800	131,180
		746,614
Electronic Components-Semiconductors — 0.7%
Advanced Micro Devices, Inc.†	3,200	42,240
Intel Corp.	14,300	369,798
NVIDIA Corp.†	2,250	81,540
SiRF Technology Holdings, Inc.†	26,600	567,910
Texas Instruments, Inc.	2,400	87,816
		1,149,304
Electronic Forms — 0.1%
Adobe Systems, Inc.†	3,900	170,274
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	4,000	147,520
Enterprise Software/Service — 0.2%
Oracle Corp.†	15,600	337,740
Entertainment Software — 0.8%
Activision, Inc.†	15,500	334,645
Electronic Arts, Inc.†	16,845	943,152
		1,277,797
Finance-Consumer Loans — 0.1%
Nelnet, Inc., Class A	8,800	160,512
Finance-Credit Card — 0.1%
American Express Co.	1,400	83,118
Discover Financial Services	1,650	34,320
		117,438
Finance-Investment Banker/Broker — 4.5%
Citigroup, Inc.	7,100	331,357
E*TRADE Financial Corp.†	50,000	653,000
JPMorgan Chase & Co.	5,000	229,100
Lehman Brothers Holdings, Inc.	11,170	689,524
Merrill Lynch & Co., Inc.	12,265	874,249
MF Global, Ltd.†	17,900	519,100
Morgan Stanley	3,300	207,900
The Bear Stearns Cos., Inc.	9,605	1,179,590
The Goldman Sachs Group, Inc.	11,330	2,455,665
		7,139,485
Finance-Mortgage Loan/Banker — 0.2%
Fannie Mae	2,800	170,268
Freddie Mac	1,200	70,812
		241,080
Food-Confectionery — 0.1%
WM Wrigley Jr. Co.	1,400	89,922

Security Description	Shares	Value (Note 2)
Food-Misc. — 0.4%
Campbell Soup Co.	4,200	$155,400
Kellogg Co.	2,800	156,800
Kraft Foods, Inc., Class A	8,100	279,531
		591,731
Food-Retail — 0.1%
The Kroger Co.	3,300	94,116
Human Resources — 0.2%
Heidrick & Struggles International, Inc.†	8,000	291,600
Independent Power Producers — 0.0%
Mirant Corp.†	24	979
Industrial Gases — 0.1%
Praxair, Inc.	2,800	234,528
Instruments-Scientific — 0.2%
FEI Co.†	8,800	276,584
Insurance-Multi-line — 0.8%
Hartford Financial Services Group, Inc.	2,400	222,120
HCC Insurance Holdings, Inc.	26,900	770,416
MetLife, Inc.	1,800	125,514
XL Capital, Ltd., Class A	1,000	79,200
		1,197,250
Internet Connectivity Services — 0.1%
NDS Group PLC ADR†	3,100	154,628
Internet Content-Information/News — 0.0%
WebMD Health Corp., Class A†	100	5,210
Internet Financial Services — 0.1%
Online Resources Corp.†	6,500	82,160
Internet Infrastructure Equipment — 0.2%
Avocent Corp.†	11,500	334,880
Internet Infrastructure Software — 0.3%
Akamai Technologies, Inc.†	18,545	532,798
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	900	70,587
Machinery-General Industrial — 0.3%
Flow International Corp.†	55,200	486,864
Medical Instruments — 0.3%
Medtronic, Inc.	3,900	219,999
St. Jude Medical, Inc.†	4,200	185,094
		405,093
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	2,100	121,317
Medical Products — 0.2%
Baxter International, Inc.	3,000	168,840
Johnson & Johnson	2,700	177,390
		346,230
Medical-Biomedical/Gene — 2.6%
Amgen, Inc.†	3,200	181,024
Celgene Corp.†	36,045	2,570,369
Genentech, Inc.†	14,895	1,162,108
Genzyme Corp.†	2,600	161,096
		4,074,597

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical-Drugs — 1.9%
Abbott Laboratories	8,300	$445,046
Bristol-Myers Squibb Co.	2,800	80,696
Eli Lilly & Co.	1,900	108,167
Merck & Co., Inc.	4,900	253,281
Pfizer, Inc.	5,400	131,922
Roche Holding AG	10,870	1,970,931
Schering-Plough Corp.	1,000	31,630
		3,021,673
Medical-HMO — 0.2%
Magellan Health Services, Inc.†	9,700	393,626
Medical-Outpatient/Home Medical — 0.1%
Radiation Therapy Services, Inc.†	9,200	191,544
Metal Processors & Fabrication — 1.3%
Precision Castparts Corp.	14,450	2,138,311
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	402	42,166
Mining — 0.2%
Barrick Gold Corp.	6,900	277,932
Newmont Mining Corp.	2,400	107,352
		385,284
Multimedia — 0.1%
The Walt Disney Co.	3,700	127,243
Time Warner, Inc.	3,500	64,260
		191,503
Networking Products — 0.2%
Cisco Systems, Inc.†	11,400	377,454
Oil Companies-Exploration & Production — 2.1%
Apache Corp.	8,880	799,733
Continental Resources, Inc.†	82,730	1,500,722
EOG Resources, Inc.	9,025	652,778
Unit Corp.†	8,700	421,080
XTO Energy, Inc.	700	43,288
		3,417,601
Oil Companies-Integrated — 5.4%
Chevron Corp.	3,000	280,740
ConocoPhillips	37,975	3,333,066
Exxon Mobil Corp.	5,700	527,592
Hess Corp.	13,635	907,136
Occidental Petroleum Corp.	14,385	921,791
Suncor Energy, Inc.	28,485	2,700,663
		8,670,988
Oil Refining & Marketing — 0.6%
Valero Energy Corp.	14,005	940,856
Oil-Field Services — 0.5%
Baker Hughes, Inc.	1,700	153,629
Schlumberger, Ltd.	3,400	357,000
TETRA Technologies, Inc.†	9,700	205,058
		715,687
Optical Supplies — 1.0%
Alcon, Inc.	10,805	1,555,056

Security Description	Shares	Value (Note 2)
Pharmacy Services — 0.3%
Express Scripts, Inc.†	4,700	$262,354
Medco Health Solutions, Inc.†	1,700	153,663
		416,017
Physical Therapy/Rehabilation Centers — 1.0%
Healthsouth Corp.†	15,600	273,156
Psychiatric Solutions, Inc.†	32,900	1,292,312
		1,565,468
Power Converter/Supply Equipment — 0.3%
PowerSecure International, Inc.†	42,800	533,288
Printing-Commercial — 0.5%
Cenveo, Inc.†	23,600	510,468
Consolidated Graphics, Inc.†	5,000	313,950
		824,418
Real Estate Management/Services — 0.3%
Grubb & Ellis Co.†	48,200	448,260
Rental Auto/Equipment — 0.0%
RSC Holdings, Inc.†	4,200	68,880
Retail-Apparel/Shoe — 1.1%
Abercrombie & Fitch Co., Class A	15,705	1,267,393
Charlotte Russe Holding, Inc.†	19,200	281,088
DSW, Inc., Class A†	6,900	173,673
		1,722,154
Retail-Building Products — 0.0%
Home Depot, Inc.	300	9,732
Retail-Catalog Shopping — 0.1%
Coldwater Creek, Inc.†	19,800	215,028
Retail-Computer Equipment — 0.2%
GameStop Corp., Class A†	6,600	371,910
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	3,200	147,264
Retail-Convenience Store — 0.2%
The Pantry, Inc.†	13,300	340,879
Retail-Discount — 0.5%
Citi Trends, Inc.†	22,300	485,248
Target Corp.	3,300	209,781
Wal-Mart Stores, Inc.	2,600	113,490
		808,519
Retail-Drug Store — 0.2%
CVS Caremark Corp.	8,600	340,818
Walgreen Co.	1,000	47,240
		388,058
Retail-Jewelry — 0.0%
Tiffany & Co.	400	20,940
Retail-Major Department Stores — 1.2%
J.C. Penney Co., Inc.	30,245	1,916,626
Retail-Petroleum Products — 0.5%
World Fuel Services Corp.	18,400	750,904

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Regional Department Stores — 0.2%
Kohl's Corp.†	3,100	$177,723
Macy's, Inc.	2,900	93,728
		271,451
Retirement/Aged Care — 0.2%
Five Star Quality Care, Inc.†	30,600	251,532
Semiconductor Equipment — 0.2%
Tessera Technologies, Inc.†	10,400	390,000
Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	13,800	340,170
Telecom Services — 1.2%
NeuStar Inc.†	14,400	493,776
Time Warner Telecom, Inc., Class A†	62,005	1,362,250
		1,856,026
Telephone-Integrated — 0.5%
AT&T, Inc.	13,897	587,982
Sprint Nextel Corp.	2,000	38,000
Verizon Communications, Inc.	2,000	88,560
		714,542
Therapeutics — 1.9%
Amylin Pharmaceuticals, Inc.†	1,400	70,000
Gilead Sciences, Inc.†	68,980	2,819,213
ImClone Systems, Inc.†	3,500	144,690
		3,033,903
Transactional Software — 0.2%
VeriFone Holdings, Inc.†	7,200	319,176
Transport-Services — 0.3%
United Parcel Service, Inc., Class B	2,000	150,200
UTI Worldwide, Inc.	16,000	367,680
		517,880
Veterinary Diagnostics — 0.2%
Animal Health International, Inc.†	27,900	310,527
Web Portals/ISP — 1.5%
Google, Inc., Class A†	3,990	2,263,407
Yahoo!, Inc.†	4,400	118,096
		2,381,503
Wireless Equipment — 0.7%
Nokia Oyj ADR	7,600	288,268
QUALCOMM, Inc.	8,000	338,080
Radyne Corp.†	39,700	418,438
		1,044,786
X-Ray Equipment — 0.5%
Hologic, Inc.†	12,300	750,300
Total Common Stock (cost $79,991,144)		104,938,392
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.1%
Santander Finance Preferred SA 6.19%*(1)	1,600	33,000

Security Description	Shares/ Principal Amount(16)	Value (Note 2)
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	650	$14,996
Diversified Financial Services — 0.0%
General Electric Capital Corp. 8.00%(2)	1,000	23,050
Finance-Mortgage Loan/Broker — 0.0%
Freddie Mac, Series Y, 6.55%	438	10,998
Special Purpose Entity — 0.0%
Structured Repackaged Asset-Backed Trust Securities 5.47%(1)	1,600	32,496
Telephone-Integrated — 0.0%
AT&T, Inc. 6.38%	800	19,056
Total Preferred Stock (cost $150,168)		133,596
ASSET BACKED SECURITIES — 3.3%
Diversified Financial Services — 3.3%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(3)	$250,000	250,605
Asset Securitization Corp., Series 1997-D5, Class A1C 6.75% due 02/14/41(3)	19,136	19,157
Banc of America Commercial Mtg, Inc., Series 2005-6, Class A4 5.18% due 09/10/47(3)(4)	25,000	24,790
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.37% due 05/20/36(5)	64,571	64,217
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(4)(5)	65,390	66,290
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.82% due 11/11/41(3)	180,000	173,457
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.20% due 02/11/44(3)	35,000	34,737
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class F 5.75% due 09/11/38*(3)(4)	25,000	22,097
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class G 5.75% due 09/11/38*(3)	25,000	21,031
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class H 5.75% due 02/11/44*(3)(4)	60,000	44,649
Chase Mtg. Finance Corp. Series 2007-A2, Class 1A1 4.55% due 07/25/37(4)(5)	98,218	97,653

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(3)(4)	$70,000	$69,364
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(3)	98,000	95,975
Countrywide Asset-Backed Certs., Series 2006-S6, Class A3 5.66% due 03/25/34	75,000	73,578
Countrywide Home Loans, Series 2007-4, Class 1A1 6.00% due 05/25/37(5)	71,945	69,936
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(5)	49,475	49,957
Crown Castle Towers LLC, Series 2006-1A Class E 6.07% due 11/15/36*(3)(6)	50,000	48,569
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(3)	180,000	172,308
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(3)	150,000	149,305
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 7.10% due 03/06/20*(1)(3)	45,000	43,931
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 4.64% due 04/25/35(4)(5)	98,917	97,416
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 6.01% due 03/25/37(4)(5)	30,141	30,360
Harley-Davidson Motorcycle Trust, Series 2004-3, Class A2 3.20% due 05/15/12	84,559	83,055
Impac CMB Trust, Series 2005-4, Class 1A1A 5.40% due 06/25/35(1)(5)	71,591	71,363
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(3)	150,000	147,589
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(3)	250,000	246,563
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E 5.84% due 05/12/45*(3)	30,000	30,172

Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(3)	$200,000	$199,408
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 5.88% due 06/15/38(3)(4)	100,000	102,931
LB-UBS Commercial Mtg. Trust, Series 2007-C6, Class AM 6.11% due 07/17/40(3)	105,000	106,898
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/11/30(3)	90,000	93,390
LB-UBS Commercial Mtg. Trust, Series 2007-C6, Class B 6.24% due 07/17/40(3)(4)	40,000	39,765
Merrill Lynch/ Countrywide Commercial Mtg. Trust, Series 2007-5, Class H 5.92% due 08/25/48*(4)	35,000	26,698
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.52% due 12/25/34(4)(5)	76,703	76,537
Merrill Lynch Mtg. Investors Trust, Series 2004-A1, Class 3A 4.83% due 02/25/34(4)(5)	51,113	50,639
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(3)	200,000	194,565
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(3)(4)	300,000	304,748
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(3)	305,000	291,576
Morgan Stanley Capital I, Series 2006-IQ12, Class D 5.53% due 12/15/43(3)	39,000	36,442
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(5)	64,672	64,842
MortgageIT Trust, Series 2005-4, Class A1 5.41% due 10/25/35(1)(5)	161,867	158,501
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A4 2.76% due 07/15/09	86,445	85,738
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(6)	50,000	42,500

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	$260,000	$271,801
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	129,160	123,032
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A, Class F 6.09% due 09/15/21*(1)(3)	80,000	78,741
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.55% due 03/25/35(4)(5)	155,581	153,264
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.56% due 01/25/35(4)(5)	182,940	180,940
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR17, Class A2 5.84% due 10/25/36(4)(5)	93,330	94,238
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(4)(5)	40,238	40,723
West Penn Funding LLC Transition Bonds, Series 1999-A, Class A4 6.98% due 12/26/08	41,004	41,384
WFS Financial Owner Trust, Series 2003-4, Class A4 3.15% due 05/20/11	13,053	13,038
WFS Financial Owner Trust, Series 2004-2, Class A4 3.54% due 11/21/11	137,959	136,855
Total Asset Backed Securities (cost $5,401,818)		5,307,318
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(6)(7)(8) (cost $5,000)	5,000	4,850
CORPORATE BONDS & NOTES — 7.7%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 6.10% due 05/15/12	14,000	14,586
Agricultural Chemicals — 0.0%
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	5,000	4,850
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	5,000	4,875

Security Description	Principal Amount(16)	Value (Note 2)
Agricultural Chemicals (continued)
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	$5,000	$5,250
		14,975
Agricultural Operations — 0.1%
Cargill, Inc. Notes 5.60% due 09/15/12*	155,000	156,190
Airlines — 0.2%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	25,600	24,608
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	10,000	9,750
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	100,000	99,750
Continental Airlines, Inc. Pass Through Certs. Series 1981-A 6.65% due 03/15/19	13,957	14,084
Continental Airlines, Inc. Pass Through Certs. Class B 6.90% due 04/19/22	20,000	18,950
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1 Class G2 6.26% due 11/20/21	8,605	8,487
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	75,000	75,094
		250,723
Auto-Cars/Light Trucks — 0.1%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.05% due 03/13/09(1)	10,000	9,934
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.50% due 11/15/13	30,000	31,108
Ford Motor Co. Debentures 6.38% due 02/01/29	10,000	7,350
Ford Motor Co. Notes 7.45% due 07/16/31	40,000	31,400
General Motors Corp. Debentures 8.25% due 07/15/23	5,000	4,375
General Motors Corp. Senior Bonds 8.38% due 07/15/33	11,000	9,639
		93,806

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 0.1%
American Express Centurion Bank Notes 6.00% due 09/13/17	$6,000	$5,970
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	10,000	9,879
Compass Bank Notes 5.50% due 04/01/20	20,000	19,112
Compass Bank Sub. Notes 6.40% due 10/01/17	20,000	19,881
First Maryland Capital II 6.21% due 02/01/27(1)	18,000	16,742
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	15,000	15,119
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	20,000	19,573
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	10,000	10,008
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	20,000	19,852
US Bank NA Notes 3.90% due 08/15/08	4,000	3,939
		140,075
Banks-Super Regional — 0.4%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	70,000	67,839
Bank of America Corp. Senior Notes 5.38% due 09/11/12	50,000	50,270
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	100,000	97,228
Bank Of America Corp. Senior Notes 6.00% due 09/01/17	60,000	61,391
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	42,000	42,070
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	155,000	158,710
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	20,000	20,194
JPMorgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	16,000	16,114
Wachovia Capital Trust III 5.80% due 03/15/11(1)(9)	105,000	104,296
		618,112

Security Description	Principal Amount(16)	Value (Note 2)
Brewery — 0.0%
Anheuser-Busch Cos., Inc. Bonds 6.00% due 11/01/41	$25,000	$23,818
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	60,000	59,457
Liberty Media LLC Senior Notes 7.75% due 07/15/09	30,000	30,610
Liberty Media LLC Bonds 7.88% due 07/15/09	40,000	41,168
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	5,000	4,800
Turner Broadcasting Senior Notes 8.38% due 07/01/13	30,000	33,555
		169,590
Building Products-Air & Heating — 0.0%
American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08	9,000	9,043
Building-Residential/Commerical — 0.1%
Centex Corp. Senior Notes 5.45% due 08/15/12	10,000	9,130
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	8,000	7,694
D.R. Horton, Inc. Company Guar. Notes 5.38% due 06/15/12	10,000	8,837
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	65,000	55,258
Pulte Homes, Inc. Company Guar. Notes 7.88% due 08/01/11	10,000	9,574
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	40,000	38,612
		129,105
Cable TV — 0.3%
AT&T Broadband, Inc. Company Guar. Notes 8.38% due 03/15/13	70,000	78,459
CCH I LLC Company Guar. Notes 11.00% due 10/01/15	8,000	8,200
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	15,000	15,637

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Cable TV (continued)
Comcast Cable Communications, Inc. Company Guar. Notes 8.50% due 05/01/27	$15,000	$17,942
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	10,000	9,917
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	20,000	19,673
Comcast Corp. Company Guar. Notes 6.30% due 11/15/17	20,000	20,329
Comcast Corp. Company Guar. Notes 6.50% due 11/15/35	70,000	69,121
Cox Communications, Inc. Senior Notes 5.45% due 12/15/14	30,000	29,103
Cox Communications, Inc. Bonds 6.45% due 12/01/36*	60,000	58,532
Time Warner Cable, Inc. Senior Notes 6.55% due 05/01/37*	65,000	63,764
		390,677
Casino Hotels — 0.0%
Harrah's Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	40,000	38,400
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	5,000	4,606
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	10,000	10,350
		53,356
Cellular Telecom — 0.1%
American Cellular Corp. Senior Notes 10.00% due 08/01/11	3,000	3,135
Centennial Communications Corp. Senior Notes 11.11% due 01/01/13(1)	10,000	10,300
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	160,000	173,121
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14*	5,000	5,075
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14*	5,000	5,100

Security Description	Principal Amount(16)	Value (Note 2)
Cellular Telecom (continued)
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	$25,000	$23,868
		220,599
Chemicals-Diversified — 0.0%
EI Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	6,000	5,770
Lyondell Chemical Co. Company Guar. Notes 8.00% due 09/15/14	5,000	5,500
Rohm & Haas Co. Notes 6.00% due 09/15/17	10,000	10,029
		21,299
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	50,000	46,849
Cytec Industries, Inc. Notes 5.50% due 10/01/10	25,000	25,266
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	10,000	10,650
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	15,000	14,850
		97,615
Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.88% due 03/15/13	80,000	80,800
Commercial Services-Finance — 0.0%
The Western Union Co. Senior Notes 5.40% due 11/17/11	28,000	27,947
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	4,875
Computer Sciences Corp. Notes 3.50% due 04/15/08	10,000	9,868
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	55,000	55,653
		70,396
Computers — 0.0%
International Business Machines Corp. Senior Notes 5.70% due 09/14/17	20,000	20,105

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Containers-Paper/Plastic — 0.1%
Pactiv Corp. Bonds 7.95% due 12/15/25	$20,000	$21,641
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	10,000	9,000
Sealed Air Corp. Senior Notes 5.38% due 04/15/08*	75,000	74,780
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	25,000	24,562
		129,983
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	5,000	5,100
Diversified Financial Services — 0.1%
AXA Financial, Inc. Senior Notes 6.50% due 04/01/08	10,000	10,056
General Electric Capital Corp. Senior Notes 5.63% due 09/15/17	13,000	12,996
General Electric Capital Corp. Senior Notes 6.15% due 08/01/37	115,000	118,020
		141,072
Diversified Operations — 0.1%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	135,000	122,948
Capmark Financial Group, Inc. Company Guar. Notes 6.30% due 05/10/17*	25,000	21,757
		144,705
Electric-Generation — 0.0%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	22,000	22,053
The AES Corp. Senior Notes 8.88% due 02/15/11	15,000	15,656
		37,709
Electric-Integrated — 0.4%
Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	20,000	19,981
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	20,000	18,727
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	30,000	29,897

Security Description	Principal Amount(16)	Value (Note 2)
Electric-Integrated (continued)
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	$8,000	$8,048
Consumers Energy Co. 1st Mtg. Bonds 4.25% due 04/15/08	20,000	19,859
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08(2)	22,000	22,010
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/66(1)	20,000	19,815
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	20,000	19,797
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	10,000	9,612
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	30,000	30,062
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	22,000	22,512
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	5,000	5,050
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	4,473	4,953
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	7,000	6,497
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	110,000	117,742
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	10,000	10,414
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	10,000	10,708
PSI Energy, Inc. Debentures 7.85% due 10/15/07	27,000	27,020
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	25,000	23,925
Southern Energy, Inc. Notes 7.90% due 07/15/09†(6)(7)(8)	20,000	0
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	30,000	29,872
TXU Corp. Senior Notes 4.80% due 11/15/09	60,000	60,525

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Union Electric Co. Sec. Notes 6.40% due 06/15/17	$80,000	$82,443
		599,469
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	5,000	4,650
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	20,000	20,487
		25,137
Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	90,000	90,872
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	5,000	4,912
Finance-Auto Loans — 0.2%
Ford Motor Credit Co. LLC Notes 5.70% due 01/15/10	35,000	32,914
Ford Motor Credit Co. LLC Senior Notes 5.80% due 01/12/09	3,000	2,897
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	55,000	53,931
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	25,000	23,792
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	132,000	123,814
		237,348
Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.13% due 09/30/14	30,000	27,362
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	105,000	97,554
CIT Group, Inc. Notes 5.85% due 09/15/16	40,000	37,677
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	9,000	9,090
		171,683
Finance-Consumer Loans — 0.0%
John Deere Capital Corp. Debentures 5.10% due 01/15/13	12,000	11,816

Security Description	Principal Amount(16)	Value (Note 2)
Finance-Credit Card — 0.0%
Capital One Bank Senior Sub. Notes 6.50% due 06/13/13	$13,000	$13,176
Discover Financial Services Notes 6.45% due 06/12/17*	20,000	19,403
		32,579
Finance-Investment Banker/Broker — 1.2%
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	100,000	101,111
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	10,000	9,639
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	160,000	163,716
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	200,000	195,074
JPMorgan Chase & Co. Senior Notes 5.38% due 01/15/14	20,000	19,867
Lazard Group LLC Senior Notes 6.85% due 06/15/17	130,000	127,911
Lehman Brothers Holdings, Inc. Senior Notes 6.20% due 09/26/14	60,000	60,238
Lehman Brothers Holdings, Inc. Sub. Notes 6.50% due 07/19/17	10,000	10,134
Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due 07/17/37	88,000	87,294
Lehman Brothers Holdings, Inc. Senior Notes 7.00% due 09/27/27	119,000	121,842
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	100,000	94,121
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	155,000	159,928
Morgan Stanley Sub. Notes 4.75% due 04/01/14	130,000	122,112
Morgan Stanley Senior Notes 5.75% due 08/31/12	125,000	125,211
Morgan Stanley Senior Notes 6.25% due 08/28/17	30,000	30,636
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	20,000	19,605

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
The Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17	$90,000	$84,957
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	80,000	79,644
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	50,000	52,131
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	100,000	102,189
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	80,000	78,059
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	113,000	113,725
		1,959,144
Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	10,000	9,012
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	91,000	85,293
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	56,000	50,678
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	15,000	13,431
Residential Capital LLC Senior Notes 6.50% due 06/01/12	27,000	21,870
Residential Capital LLC Company Guar. Notes 6.50% due 04/17/13	10,000	8,075
Residential Capital LLC Company Guar. Notes 6.88% due 06/30/15	41,000	33,108
		221,467
Finance-Other Services — 0.1%
SB Treasury Co. LLC 9.40% due 06/30/08*(1)(9)	100,000	102,297
Food-Meat Products — 0.1%
Tyson Foods, Inc. Senior Notes 6.60% due 04/01/16	80,000	82,441
Food-Misc. — 0.0%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	30,000	30,973
Kraft Foods, Inc. Senior Notes 7.00% due 08/11/37	22,000	23,080
		54,053

Security Description	Principal Amount(16)	Value (Note 2)
Food-Retail — 0.0%
The Kroger Co. Company Guar. Notes 6.40% due 08/15/17	$5,000	$5,098
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	15,000	14,531
Gas-Distribution — 0.0%
Energen Corp. Notes 7.63% due 12/15/10	60,000	64,451
Home Furnishings — 0.0%
Simmons Co. Senior Notes 10.00% due 12/15/14(2)	4,000	3,190
Hotels/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.25% due 02/15/13	10,000	10,037
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	40,000	38,738
		48,775
Independent Power Producers — 0.0%
Calpine Corp. Sec. Notes 8.75% due 07/15/13*(10)	30,000	32,700
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	15,000	15,037
		47,737
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	10,000	9,965
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	10,000	10,339
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	50,000	49,611
		69,915
Insurance-Life/Health — 0.0%
Americo Life, Inc. Notes 7.88% due 05/01/13*	12,000	12,256
Monumental Global Funding II Notes 5.65% due 07/14/11*	12,000	12,284
		24,540

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line — 0.1%
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	$30,000	$29,990
The Allstate Corp. Senior Notes 7.20% due 12/01/09	22,000	23,015
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	60,000	59,428
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	65,000	63,204
		175,637
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Bonds 7.50% due 08/15/36*	50,000	51,252
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	70,000	67,856
		119,108
Insurance-Property/Casualty — 0.3%
Ace Capital Trust II 9.70% due 04/01/30	70,000	90,889
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(1)	120,000	111,301
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	75,000	81,045
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	34,000	34,967
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	20,000	19,292
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	60,000	58,790
		396,284
Investment Management/Advisor Services — 0.1%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	55,000	54,800
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	115,000	115,986
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*	10,000	9,663
LVB Acquisition Merger Sub, Inc. Senior Sub. Notes 11.63% due 10/15/17*	5,000	4,850
		185,299

Security Description	Principal Amount(16)	Value (Note 2)
Machinery-Farming — 0.0%
Case Corp. Notes 7.25% due 01/15/16	$10,000	$10,350
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	95,000	97,780
Medical-Drugs — 0.0%
American Home Products Corp. Notes 6.95% due 03/15/11	11,000	11,529
Schering-Plough Corp. Senior Notes 6.00% due 09/15/17	20,000	20,090
Wyeth Bonds 5.50% due 02/01/14	16,000	15,910
		47,529
Medical-HMO — 0.0%
Coventry Health Care, Inc. Senior Notes 5.95% due 03/15/17	7,000	6,769
WellPoint, Inc. Notes 3.75% due 12/14/07	17,324	17,261
		24,030
Medical-Hospitals — 0.0%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15*	10,000	10,275
HCA, Inc. Senior Notes 6.25% due 02/15/13	25,000	22,125
HCA, Inc. Sec. Notes 9.25% due 11/15/16*	20,000	21,250
		53,650
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	90,000	88,022
Metal Processors & Fabrication — 0.0%
Commercial Metals Co. Senior Notes 6.50% due 07/15/17	17,000	17,646
Timken Co. Notes 5.75% due 02/15/10	15,000	15,219
		32,865
Metal-Aluminum — 0.0%
Alcoa, Inc. Notes 6.00% due 01/15/12	12,000	12,239
Alcoa, Inc. Bonds 6.50% due 06/15/18	25,000	25,715
		37,954

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	$10,000	$10,925
Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	10,000	8,811
Multimedia — 0.3%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	60,000	65,261
Belo Corp. Senior Notes 6.75% due 05/30/13	10,000	10,256
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	26,000	27,817
News America, Inc. Debentures 7.28% due 06/30/28	35,000	36,822
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	10,000	10,443
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	35,000	40,521
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	26,000	30,488
Viacom, Inc. Senior Notes 6.25% due 04/30/16	157,000	157,414
Viacom, Inc. Senior Notes 6.88% due 04/30/36	10,000	9,958
		388,980
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	10,000	10,336
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	10,000	11,230
		21,566
Office Automation & Equipment — 0.1%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	5,000	5,025
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	34,000	32,619
Pitney Bowes, Inc. Notes 5.75% due 09/15/17	17,000	17,025

Security Description	Principal Amount(16)	Value (Note 2)
Office Automation & Equipment (continued)
Xerox Corp. Senior Notes 5.50% due 05/15/12	$75,000	$74,283
		128,952
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	20,000	19,808
Apache Corp. Senior Notes 6.25% due 04/15/12	30,000	31,233
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	30,000	30,825
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	15,000	14,775
		96,641
Oil Companies-Integrated — 0.0%
Hess Corp. Bonds 7.88% due 10/01/29	10,000	11,494
Marathon Oil Corp. Notes 6.60% due 10/01/37	15,000	15,337
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	33,000	35,700
		62,531
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	36,000	37,524
Oil-Field Services — 0.0%
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37*	16,000	16,434
Paper & Related Products — 0.0%
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	5,000	4,875
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	30,000	29,230
		34,105
Pipelines — 0.1%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	20,000	21,259
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	10,000	10,175
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	10,000	10,376

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	$5,000	$5,025
Kinder Morgan Energy Partners LP Senior Notes 6.00% due 02/01/17	90,000	88,980
ONEOK Partners LP Company Guar. Notes 6.85% due 10/15/37	16,000	16,126
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	15,000	16,312
		168,253
Publishing-Newspapers — 0.0%
Knight Ridder, Inc. Debentures 6.88% due 03/15/29	10,000	8,126
Publishing-Periodicals — 0.0%
The Reader's Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	5,000	4,500
Radio — 0.1%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	92,000	93,493
Real Estate Investment Trusts — 0.5%
AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	20,000	19,434
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	30,000	28,044
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	55,000	54,591
Colonial Properties Trust Notes 6.25% due 06/15/14	15,000	14,974
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	90,000	89,988
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	70,000	67,617
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	120,000	117,759
Kimco Realty Corp. Notes 5.58% due 11/23/15	100,000	97,006

Security Description	Principal Amount(16)	Value (Note 2)
Real Estate Investment Trusts (continued)
Liberty Property LP Senior Notes 5.63% due 10/01/17	$35,000	$34,935
Liberty Property LP Senior Notes 7.25% due 03/15/11	25,000	26,031
Liberty Property LP Senior Notes 8.50% due 08/01/10	60,000	64,136
New Plan Excel Realty Trust Senior Notes 4.50% due 02/01/11	18,000	17,629
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	10,000	9,913
Realty Income Corp. Senior Notes 6.75% due 08/15/19	80,000	80,128
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	6,000	5,701
Simon Property Group LP Notes 5.38% due 08/28/08	8,000	7,954
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	70,000	70,640
Vornado Realty LP Notes 4.50% due 08/15/09	10,000	9,844
		816,324
Real Estate Management/Services — 0.1%
AMB Property LP Senior Notes 5.45% due 12/01/10	100,000	99,197
Real Estate Operations & Development — 0.1%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	100,000	96,574
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	30,000	28,457
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	35,000	33,105
Regency Centers LP Senior Notes 5.88% due 06/15/17	10,000	9,650
		167,786
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	10,000	9,250

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Rental Auto/Equipment — 0.0%
Erac USA Finance Co. Notes 7.35% due 06/15/08*	$30,000	$30,327
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	5,000	5,150
		35,477
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	5,000	4,538
Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	160,000	156,168
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	20,000	19,382
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	19,673	19,109
		194,659
Retail-Regional Department Stores — 0.1%
JC Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	2,000	1,920
Macy's Retail Holdings, Inc. Company Guar. Notes 5.88% due 01/15/13	130,000	129,478
		131,398
Savings & Loans/Thrifts — 0.1%
Independence Community Bank Corp. Sub. Notes 3.50% due 06/20/13(1)	11,000	10,824
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	30,000	29,309
Washington Mutual Bank Sub. Notes 5.13% due 01/15/15	40,000	37,256
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	22,000	21,203
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	30,000	29,617
Western Financial Bank Senior Debentures 9.63% due 05/15/12	22,000	23,617
		151,826

Security Description	Principal Amount(16)	Value (Note 2)
School — 0.0%
Massachusetts Institute of Technology Notes 7.25% due 11/02/96	$40,000	$49,936
Special Purpose Entities — 0.1%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	30,000	28,592
Capital One Capital IV 6.75% due 02/17/32(1)	10,000	8,918
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	23,000	23,230
Cyrus Reinsurance Holdings SPC Senior Notes 6.36% due 09/01/08*(1)(6)	11,000	10,780
Farmers Exchange Capital Notes 7.05% due 07/15/28*	110,000	109,544
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	10,000	9,095
Pricoa Global Funding I Notes 5.30% due 09/27/13*	20,000	20,101
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	14,000	13,962
		224,222
Steel-Producers — 0.0%
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	20,000	19,859
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	10,000	9,765
United States Steel Corp. Senior Notes 6.05% due 06/01/17	10,000	9,569
United States Steel Corp. Senior Notes 6.65% due 06/01/37	8,000	7,380
		46,573
Telecom Services — 0.1%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	16,000	16,257
Qwest Corp. Senior Notes 7.50% due 10/01/14	10,000	10,400
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	90,000	104,102
		130,759

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Telephone-Integrated — 0.3%
Aliant Communications, Inc. Notes 6.75% due 04/01/28	$80,000	$71,940
AT&T Corp. Senior Notes 7.30% due 11/15/11	14,000	15,040
AT&T, Inc. Notes 6.50% due 09/01/37	90,000	92,799
BellSouth Corp. Senior Notes 6.00% due 10/15/11	30,000	30,734
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	10,000	10,024
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	5,000	4,925
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	10,000	11,111
SBC Communications, Inc. Notes 5.10% due 09/15/14	70,000	67,736
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	20,000	19,302
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	70,000	74,223
Verizon New York, Inc. Debentures 6.88% due 04/01/12	18,000	18,961
		416,795
Television — 0.1%
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	40,000	42,463
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	60,000	64,922
Paxson Communication Corp. Senior Sec. Notes 11.61% due 01/15/13*(1)	10,000	10,200
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	5,000	4,612
		122,197
Tobacco — 0.1%
Altria Group, Inc. Senior Notes 7.00% due 11/04/13	130,000	141,274
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	2,894	2,844

Security Description	Principal Amount(16)	Value (Note 2)
Transport-Air Freight (continued)
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	$49,511	$56,938
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	3,045	3,201
		62,983
Transport-Rail — 0.0%
BNSF Funding Trust I 6.61% due 12/15/55(1)	20,000	18,042
CSX Corp. Senior Notes 6.25% due 03/15/18	20,000	20,105
Union Pacific Corp. Notes 3.88% due 02/15/09	3,000	2,939
		41,086
Transport-Services — 0.1%
Federal Express Corp. Pass Through Certs. Series 1981A, Class A 6.72% due 01/15/22	60,808	63,726
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	10,000	10,112
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	15,000	14,400
Ryder System, Inc. Notes 5.85% due 03/01/14	5,000	5,040
		93,278
Travel Service — 0.0%
Travelport LLC Company Guar. Notes 10.25% due 09/01/14(1)	5,000	5,000
Total Corporate Bonds & Notes (cost $12,278,640)		12,226,748
FOREIGN CORPORATE BONDS & NOTES — 1.9%
Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Notes 7.13% due 05/23/36	90,000	91,507
Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	67,112	68,503
Banks-Commercial — 0.2%
Caisse Nationale des Caisses d'Epargne et de Prevoyance Notes 4.93% due 12/30/09(1)(9)	15,000	12,037
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	20,000	20,131

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Overseas-Chinese Banking Sub. Notes 7.75% due 09/06/11*	$100,000	$107,487
Royal Bank of Scotland Group PLC Bonds 6.99% due 10/05/17*(1)(9)	20,000	20,374
Russian Agricultural Bank Bonds 7.18% due 05/16/13	150,000	153,375
Societe Generale Sub. Notes 5.92% due 04/05/17*(1)(9)	10,000	9,473
		322,877
Banks-Money Center — 0.2%
HBOS Capital Funding LP Bank Guar. Bonds 6.85% due 03/23/09(9)	25,000	23,812
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	200,000	198,447
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(9)	20,000	20,832
National Westminster Bank PLC Sub. Notes 7.75% due 10/16/07(1)(9)	8,000	8,015
		251,106
Brewery — 0.1%
CIA Brasileira de Bebidas Company Guar. Notes 10.50% due 12/15/11	100,000	117,875
SABMiller PLC Notes 6.50% due 07/01/16*	80,000	81,971
		199,846
Building Products-Cement — 0.0%
C8 Capital SPV, Ltd. Notes 6.64% due 12/31/14*(1)(9)	39,000	37,906
Cellular Telecom — 0.0%
America Movil SA de CV Bonds 6.38% due 03/01/35	11,000	10,799
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(6)(7)	10,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	10,000	9,945

Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services — 0.0%
CIT Group Funding Co. of Canada Company Guar. Notes 5.20% due 06/01/15	$17,000	$15,436
Diversified Manufacturing Operations — 0.0%
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	20,000	20,188
Diversified Minerals — 0.1%
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/36	65,000	66,967
Diversified Operations — 0.1%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	20,000	22,333
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	120,000	134,919
		157,252
Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	130,000	128,685
Electric-Integrated — 0.1%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	12,000	12,687
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	6,000	6,022
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	120,000	122,193
		140,902
Electronic Components-Misc. — 0.0%
NXP BV / NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	5,000	4,663
Finance-Other Services — 0.0%
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*	12,000	11,520
Food-Retail — 0.0%
Delhaize Group Notes 6.50% due 06/15/17*	16,000	16,137
Gas-Distribution — 0.0%
Nakilat, Inc. Sec. Notes 6.07% due 12/31/33*	15,000	14,473

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line — 0.1%
Aegon NV Sub. Bonds 5.86% due 07/15/14(1)(9)	$22,000	$17,160
AXA SA Sub. Notes 6.38% due 12/14/36*(1)(9)	15,000	13,524
AXA SA Sub. Notes 8.60% due 12/15/30	110,000	130,916
ING Groep NV Bonds 5.78% due 12/08/15(1)(9)	27,000	25,511
		187,111
Insurance-Property/Casualty — 0.0%
Xl Capital (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	55,000	57,040
Investment Companies — 0.0%
Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*	19,000	18,832
Medical-Drugs — 0.1%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	10,000	9,150
AstraZeneca PLC Senior Notes 6.38% due 09/15/37	90,000	93,318
AstraZeneca PLC Senior Notes 6.45% due 09/15/37	22,000	22,811
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	10,000	9,800
		135,079
Metal-Aluminum — 0.0%
Alcan, Inc. Notes 6.13% due 12/15/33	15,000	14,404
Metal-Diversified — 0.0%
Inco, Ltd. Bonds 7.20% due 09/15/32	42,000	43,693
Multimedia — 0.0%
The Thomson Corp. Notes 5.70% due 10/01/14	20,000	19,831
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Bonds 6.40% due 05/15/37	17,000	16,520
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	10,000	8,250

Security Description	Principal Amount(16)	Value (Note 2)
Paper & Related Products (continued)
Alto Parana SA Company Guar. Notes 6.38% due 06/09/17*	$20,000	$20,658
		28,908
Pipelines — 0.0%
Enbridge, Inc. Bonds 5.80% due 06/15/14	33,000	32,890
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	18,000	16,361
		49,251
Real Estate Operations & Development — 0.0%
Brascan Corp. Notes 8.13% due 12/15/08	19,000	19,728
Satellite Telecom — 0.0%
Intelsat Bermuda, Ltd. Company Guar. Notes 8.89% due 01/15/15(1)	10,000	10,100
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13	10,000	7,600
		17,700
Special Purpose Entities — 0.2%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(9)	26,000	24,039
National Gas Co. Notes 6.05% due 01/15/36*	150,000	142,076
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08	10,000	9,792
UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13	100,000	103,501
		279,408
Telecom Services — 0.0%
Telenet Group Holdings NV Notes 11.50% due 06/15/14*(2)	5,000	4,950
TELUS Corp. Notes 8.00% due 06/01/11	22,000	23,809
		28,759
Telephone-Integrated — 0.3%
British Telecommunications PLC Bonds 8.63% due 12/15/30	20,000	26,484
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	70,000	74,983

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30		$50,000	$61,208
France Telecom SA Bonds 7.75% due 03/01/11		60,000	64,495
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15		10,000	9,493
Telecom Italia Capital SA Company Guar. Notes 6.00% due 09/30/34		50,000	46,491
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11		110,000	112,717
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/17		16,000	16,163
			412,034
Transport-Marine — 0.1%
DP World, Ltd. Bonds 6.85% due 07/02/37*		132,000	131,106
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 6.38% due 10/15/11		20,000	20,759
Canadian National Railway Co. Debentures 6.38% due 11/15/37		16,000	16,192
			36,951
Total Foreign Corporate Bonds & Notes (cost $3,088,574)			3,065,067
FOREIGN GOVERNMENT AGENCIES — 1.2%
Sovereign — 1.2%
Federal Republic of Brazil Bonds 6.43% due 01/05/16		550,000	348,813
Federal Republic of Brazil Notes 8.00% due 01/15/18		20,000	22,320
Federal Republic of Brazil Notes 10.00% due 01/01/17	BRL	1,150,000	590,858
Federal Republic of Brazil Bonds 10.50% due 07/14/14		20,000	25,300
Province of Quebec Debentures 7.50% due 09/15/29		24,000	29,867
Republic of Argentina Bonds 5.39% due 08/03/12(1)		30,000	17,010
Republic of Argentina Notes 8.28% due 12/31/33		69,657	63,214

Security Description	Principal Amount(16)		Value (Note 2)
Sovereign (continued)
Republic of Argentina Notes 11.06% due 02/20/08(1)	ARS	647,100	$208,666
Republic of Turkey Notes 9.00% due 06/30/11		20,000	21,950
Republic of Turkey Senior Notes 11.88% due 01/15/30		50,000	77,625
Republic of Venezuela Notes 8.50% due 10/08/14		10,000	10,025
Republic of Venezuela Bonds 9.25% due 09/15/27		60,000	62,100
Russian Federation Bonds 7.50% due 03/31/30*(2)		11,940	13,343
Russian Federation Bonds 7.50% due 03/31/30(2)		84,150	94,913
United Mexican States Notes 6.75% due 09/27/34		85,000	92,438
United Mexican States Bonds 7.25% due 12/15/16	MXN	2,400,000	209,820
Total Foreign Government Agencies (cost $1,778,946)			1,888,262
LOANS — 0.0%
Finance-Auto Loans — 0.0%
Ford Motor Bank BTL-B 8.23% due 12/15/13(11)(12) (cost $64,513)		64,513	62,721
MUNICIPAL BONDS & NOTES — 0.0%
Southern California Public Power Authority Power Project, Series B 6.93% due 05/15/17 (cost $51,410)		50,000	56,155
U.S. GOVERNMENT AGENCIES — 10.7%
Federal Home Loan Mtg. Corp. — 2.9%
5.00% due 03/01/19		12,114	11,896
5.00% due 07/01/21		438,123	429,575
5.00% due 05/01/34		88,443	84,586
5.00% due 06/01/34		133,575	127,751
5.00% due 12/01/35		614,687	587,313
5.00% due 01/01/37		21,044	20,079
5.00% due 06/01/37		998,001	951,966
5.00% due 07/01/37		484,471	462,124
5.50% due 07/01/34		52,010	51,033
5.50% due 08/01/37		299,286	293,056
5.70% due 08/01/36(1)		195,233	195,717
5.81% due 01/01/37(1)		44,984	45,304
5.81% due 01/01/37(1)		70,022	70,069
5.98% due 10/01/36(1)		117,894	118,014
6.00% due 12/01/33		73,763	74,178
6.00% due 08/01/36		74,876	74,979

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
6.00% due October TBA	$152,000	$152,143
6.50% due 05/01/16	4,688	4,812
6.50% due 05/01/29	5,911	6,065
6.50% due 03/01/36	36,872	37,540
6.50% due 05/01/36	1,349	1,374
6.50% due October TBA	675,000	687,235
7.00% due 04/01/32	11,194	11,606
7.50% due 08/01/23	892	935
7.50% due 04/01/28	4,622	4,851
8.50% due 12/01/19	16	17
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(5)	43,266	41,310
Federal Home Loan Mtg. Corp., REMIC Series 2586, Class NK 3.50% due 08/15/16(5)	19,094	18,571
Federal Home Loan Mtg. Corp. REMIC Series 3349, Class HB 5.50% due 06/15/31(5)	52,000	51,857
Federal Home Loan Mtg. Corp., REMIC Series 1577, Class PK 6.50% due 09/15/23(5)	20,000	20,826
Federal Home Loan Mtg. Corp., REMIC Series 1226, Class Z 7.75% due 03/15/22(5)	2,646	2,640
		4,639,422
Federal National Mtg. Assoc. — 7.5%
4.56% due 01/01/15	217,773	208,650
4.85% due 11/01/15	219,367	213,469
5.00% due 06/01/19	5,890	5,784
5.00% due 04/01/34	339,874	325,058
5.00% due 05/01/35	7,399	7,069
5.00% due 09/01/35	153,190	146,364
5.00% due 10/01/35	572,190	546,693
5.00% due October TBA	600,000	588,000
5.00% due October TBA	1,075,000	1,025,281
5.50% due 03/01/18	13,442	13,441
5.50% due 06/01/19	24,281	24,253
5.50% due 11/01/20	27,276	27,223
5.50% due 08/01/21	618,878	617,536
5.50% due 12/01/33	256,817	252,267
5.50% due 06/01/34	34,162	33,530
5.50% due 02/01/36(1)	41,033	41,214
5.50% due 06/01/36	1,221,915	1,200,679
5.50% due 08/01/36	86,887	85,120
5.50% due 11/01/36	233,856	229,102
5.50% due 11/01/36	67,563	66,189
5.50% due 12/01/36	165,045	160,011
5.50% due 12/01/36	94,327	92,409
5.50% due 04/01/37	924,067	905,280
5.50% due 05/01/37	26,065	25,530
5.50% due 07/01/37	998,077	977,614
5.50% due October TBA	700,000	698,250
5.92% due 10/01/11	50,407	51,518
6.00% due 06/01/17	24,279	24,655

Security Description	Principal Amount(16)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
6.00% due 06/01/21	$347,764	$352,425
6.00% due 08/01/21	174,658	176,999
6.00% due 10/01/21	896,230	908,243
6.00% due 12/01/33	61,859	62,172
6.00% due 05/01/34	4,166	4,181
6.00% due 06/01/35	6,521	6,536
6.00% due 11/01/36	159,591	158,537
6.28% due 07/01/11	51,382	53,077
6.36% due 07/01/08	13,601	13,563
6.43% due 01/01/08	17,323	17,262
6.50% due 08/01/17	52,164	53,457
6.50% due 09/01/26	430,024	438,859
6.50% due 09/01/32	56,808	58,181
6.50% due 04/01/34	27,277	27,860
6.50% due 08/01/36	753,462	767,288
7.00% due October TBA	220,000	227,013
		11,917,842
Government National Mtg. Assoc. — 0.3%
4.50% due 05/15/36	238,816	224,322
6.00% due 11/15/31	221,765	223,818
7.00% due 05/15/33	34,755	36,388
7.50% due 01/15/32	12,952	13,588
8.00% due 01/15/31	2,352	2,502
8.50% due 11/15/17	1,677	1,792
9.00% due 11/15/21	643	694
Government National Mtg. Assoc. Series 2005-74 Class HB 7.50% due 09/15/35(5)	701	747
Government National Mtg. Assoc. Series 2005-74 Class HC 7.50% due 09/16/35(5)	8,498	9,006
		512,857
Overseas Private Investment Corp. — 0.0%
6.99% due 01/15/09	45,553	46,396
Total U.S. Government Agencies (cost $17,135,392)		17,116,517
U.S. GOVERNMENT TREASURIES — 0.6%
United States Treasury Bonds — 0.1%
6.63% due 02/15/27	50,000	60,762
United States Treasury Notes — 0.5%
4.50% due 11/15/10	10,000	10,137
4.63% due 11/15/16	20,000	20,098
4.75% due 05/31/12	480,000	490,912
4.88% due 06/30/12	140,000	143,916
5.13% due 05/15/16	10,000	10,419
5.63% due 05/15/08(13)	150,000	151,336
		826,818
Total U.S. Government Treasuries (cost $865,221)		887,580
Total Long-Term Investment Securities (cost $120,810,826)		145,687,206

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.2%
Commercial Paper — 0.2%
Giro Balanced Funding Corp. 5.90% due 10/01/07 (cost $300,000)	$300,000	$300,000
REPURCHASE AGREEMENTS — 7.2%
Agreement with State Street Bank & Trust Co., bearing interest at 2.80%, dated 09/28/07, to be repurchased 10/01/07 in the amount $407,085 and collateralized by $425,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.20%, due 03/05/19 and having an approximate value of $415,853 (cost $407,000)	407,000	407,000
State Street Bank & Trust Co. Joint Repurchase Agreement(14)	7,501,000	7,501,000
UBS Securities, LLC Joint Repurchase Agreement(14)	3,535,000	3,535,000
Total Repurchase Agreements (cost $11,443,000)		11,443,000
TOTAL INVESTMENTS (cost $132,553,826)(15)	98.8%	157,430,206
Other assets less liabilities	1.2	1,900,146
NET ASSETS	100.0%	$159,330,352
BONDS & NOTES SOLD SHORT — (0.1%)
U S. Government Agencies — (0.1%)
Federal National Mtg. Assoc. 5.00% due October TBA (Proceeds $(146,520))	(152,000)	$(144,970)

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2007, the aggregate value of these securities was $3,222,233 representing 2.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2007.

(2)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(3)  Commercial Mortgage Backed Security

(4)  Variable Rate Security - the rate reflected is as of September 30, 2007, maturity date reflects the stated maturity date.

(5)  Collateralized Mortgaged Obligation

(6)  Fair valued security; see Note 2

(7)  Illiquid security

(8)  To the extent permitted by the Statement of Additional Information, the Multi-Managed Growth Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2007, the Multi-Managed Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc. 7.50% due 8/15/09	8/11/05	$5,000	$5,000	$4,850	$97.00	0.00%
Southern Energy, Inc. 7.90% due 7/15/09	1/10/06	20,000	0	0	0	0.00%
				$4,850		0.00%

(9)  Perpetual maturity - maturity date reflects the next call date.

(10)  Company has filed Chapter 11 bankruptcy protection.

(11)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(12)  Senior Loans in the Fund's Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because they may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(14)  See Note 2 for details of Joint Repurchase Agreements.

(15)  See Note 3 for cost of investments on a tax basis.

(16)  Denominated in United States unless otherwise indicated.

ADR — American Depository Receipt

BTL — Bank Term Loan

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of September 30, 2007	Unrealized Appreciation (Depreciation)
14 Long	U. S. Treasury 5 YR Notes	December 2007	$1,498,654	$1,498,438	$(216)
3 Short	U. S. Treasury Bonds	December 2007	336,413	334,031	2,382
20 Long	U. S. Treasury 10 YR Notes	December 2007	2,192,666	2,185,625	(7,041)
19 Long	U. S. Treasury 2 YR Notes	December 2007	3,931,075	3,933,891	2,816
19 Short	Australian 10 YR Bonds	December 2007	11,724,528	11,692,300	32,228
4 Short	Canadian 10 YR Bonds	December 2007	451,869	452,572	(703)
					$29,466

Open Bond Forward Contracts

Description	Principal Amount		Delivery Date	Value at Trade Date	Value as of September 30, 2007	Unrealized Appreciation/ (Depreciation)
Canadian Government Bond 4.00% due 06/01/17	CAD	(755,000)	10/15/07	$(688,777)	$(739,224)	$(50,447)
Swedish Government Bond 3.00% due 07/12/16	SEK	(7,600,000)	10/15/07	(1,064,705)	(1,069,673)	(4,968)
Japanese Government Bond Series 280 1.90% due 06/20/16	JPY	(56,400,000)	10/05/07	(481,748)	(503,399)	(21,651)
Japanese Government Bond Series 280 1.90% due 06/20/16	JPY	(89,900,000)	10/05/07	(763,899)	(802,093)	(38,194)
United States Treasury Notes 4.50% due 05/15/17		720,000	10/30/07	713,495	716,631	3,136
United States Treasury Notes 4.75% due 08/15/17		1,025,000	10/15/07	1,031,822	1,020,204	(11,618)
						$(123,742)

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
	USD	637,889	AUD	725,000	12/19/07	$3,269
	USD	320,091	MYR	1,120,000	12/19/07	10,409
						13,678
Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Depreciation
	BRL	1,710,000	USD	869,123	12/19/07	$(58,150)
	CAD	640,000	USD	642,706	12/19/07	(1,338)
*	MXN	2,335,000	USD	209,909	12/19/07	(2,462)
	USD	211,184	IDR	1,926,000,000	10/19/07	(930)
*	USD	212,772	MXN	2,335,000	12/19/07	(401)
						(63,281)
Net Unrealized Appreciation (Depreciation)						$(49,603)

*  Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

ARS — Argentina Peso

AUD — Austalian Dollar

BRL — Brazil Real

CAD — Canadian Dollar

IDR — Indonesian Rupiah

JPY — Japanese Yen

MXN— Mexican Peso

MYR— Malaysian Ringgit

SEK — Swedish Krona

USD — United States Dollar

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	12.4%
Repurchase Agreements	8.1
Finance-Investment Banker/Broker	5.7
Diversified Financial Services	5.4
Computers	5.1
Federal Home Loan Mtg. Corp.	4.5
Oil Companies-Integrated	3.9
Agricultural Chemicals	3.6
Banks-Super Regional	2.5
Sovereign	1.8
Medical-Biomedical/Gene	1.8
Medical-Drugs	1.6
Oil Companies-Exploration & Production	1.6
Therapeutics	1.4
Telephone-Integrated	1.2
Insurance-Multi-line	1.1
Web Portals/ISP	1.1
Commercial Services-Finance	1.0
Electric-Integrated	1.0
Telecom Services	1.0
Metal Processors & Fabrication	0.9
Physical Therapy/Rehabilation Centers	0.9
Real Estate Investment Trusts	0.9
United States Treasury Notes	0.9
Agricultural Operations	0.8
Data Processing/Management	0.8
Retail-Apparel/Shoe	0.8
Retail-Major Department Stores	0.8
Casino Hotels	0.7
Optical Supplies	0.7
Banks-Commercial	0.6
Electronic Components-Semiconductors	0.6
Entertainment Software	0.6
Special Purpose Entities	0.6
Wireless Equipment	0.6
Aerospace/Defense	0.5
Cable TV	0.5
Cosmetics & Toiletries	0.5
E-Commerce/Products	0.5
Insurance-Property/Casualty	0.5
Multimedia	0.5
Printing-Commercial	0.5
Retail-Discount	0.5
United States Treasury Bonds	0.5
Audio/Video Products	0.4
Commercial Paper	0.4
Diversified Manufacturing Operations	0.4
Food-Misc.	0.4
Oil Refining & Marketing	0.4
Oil-Field Services	0.4
Real Estate Management/Services	0.4
Retail-Drug Store	0.4
Retail-Petroleum Products	0.4
Transport-Services	0.4
X-Ray Equipment	0.4
Airlines	0.3
Beverages-Non-alcoholic	0.3
Commercial Services	0.3
Computer Aided Design	0.3
Computer Graphics	0.3

Decision Support Software	0.3%
Dental Supplies & Equipment	0.3
Diversified Operations	0.3
Finance-Auto Loans	0.3
Finance-Mortgage Loan/Banker	0.3
Government National Mtg. Assoc.	0.3
Machinery-General Industrial	0.3
Power Converter/Supply Equipment	0.3
Retail-Regional Department Stores	0.3
Aerospace/Defense-Equipment	0.2
Apparel Manufacturers	0.2
Applications Software	0.2
Banks-Fiduciary	0.2
Banks-Money Center	0.2
Brewery	0.2
Broadcast Services/Program	0.2
Cellular Telecom	0.2
Diagnostic Equipment	0.2
Enterprise Software/Service	0.2
Finance-Commercial	0.2
Human Resources	0.2
Instruments-Scientific	0.2
Internet Infrastructure Equipment	0.2
Internet Infrastructure Software	0.2
Investment Management/Advisor Services	0.2
Medical Instruments	0.2
Medical Labs & Testing Services	0.2
Medical Products	0.2
Medical-HMO	0.2
Mining	0.2
Networking Products	0.2
Pharmacy Services	0.2
Pipelines	0.2
Real Estate Operations & Development	0.2
Retail-Computer Equipment	0.2
Retail-Convenience Store	0.2
Semiconductor Equipment	0.2
Telecom Equipment-Fiber Optics	0.2
Tobacco	0.2
Transactional Software	0.2
Transport-Marine	0.2
U.S. Government Treasuries	0.2
Veterinary Diagnostics	0.2
Advertising Sales	0.1
Airport Development/Maintenance	0.1
Auto-Cars/Light Trucks	0.1
Beverages-Wine/Spirits	0.1
Building-Residential/Commerical	0.1
Casino Services	0.1
Chemicals-Specialty	0.1
Coal	0.1
Computer Services	0.1
Containers-Paper/Plastic	0.1
Diversified Minerals	0.1
Electric Products-Misc.	0.1
Electric-Generation	0.1
Electronic Forms	0.1
Electronic Measurement Instruments	0.1
Electronic Parts Distribution	0.1
Finance-Consumer Loans	0.1

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited) (continued)

Finance-Credit Card	0.1%
Finance-Other Services	0.1
Fixed Income Bond Funds	0.1
Food-Confectionery	0.1
Food-Meat Products	0.1
Food-Retail	0.1
Gas-Distribution	0.1
Hotels/Motels	0.1
Industrial Gases	0.1
Insurance Brokers	0.1
Insurance-Mutual	0.1
Internet Connectivity Services	0.1
Medical-Outpatient/Home Medical	0.1
Medical-Wholesale Drug Distribution	0.1
Metal-Diversified	0.1
Office Automation & Equipment	0.1
Radio	0.1
Retail-Catalog Shopping	0.1
Retail-Consumer Electronics	0.1
Retirement/Aged Care	0.1
Savings & Loans/Thrifts	0.1
Schools	0.1
Television	0.1
100.9%

* Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 51.4%
Advertising Sales — 0.1%
Lamar Advertising Co., Class A	6,640	$325,161
Aerospace/Defense — 0.5%
Boeing Co.	4,800	503,952
General Dynamics Corp.	3,500	295,645
Lockheed Martin Corp.	1,900	206,131
Raytheon Co.	6,200	395,684
		1,401,412
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	6,700	539,216
Agricultural Chemicals — 3.5%
Monsanto Co.	41,415	3,550,922
Potash Corp. of Saskatchewan, Inc.	57,040	6,029,128
Syngenta AG	6,534	1,408,661
		10,988,711
Agricultural Operations — 0.6%
Bunge, Ltd.	16,840	1,809,458
Apparel Manufacturers — 0.2%
Coach, Inc.†	10,100	477,427
Polo Ralph Lauren Corp.	2,100	163,275
		640,702
Applications Software — 0.2%
Microsoft Corp.	17,800	524,388
Audio/Video Products — 0.4%
Sony Corp. ADR	26,875	1,291,613
Banks-Commercial — 0.0%
Marshall & Ilsley Corp.	2,500	109,425
Banks-Fiduciary — 0.2%
The Bank of New York Mellon Corp.	13,001	573,864
Banks-Super Regional — 1.7%
Bank of America Corp.	11,800	593,186
PNC Financial Services Group, Inc.	3,800	258,780
SunTrust Banks, Inc.	2,200	166,474
US Bancorp	6,400	208,192
Wachovia Corp.	4,700	235,705
Wells Fargo & Co.	109,345	3,894,869
		5,357,206
Beverages-Non-alcoholic — 0.3%
PepsiCo, Inc.	3,600	263,736
The Coca-Cola Co.	9,900	568,953
		832,689
Beverages-Wine/Spirits — 0.1%
Diageo PLC ADR	2,300	201,779
Brewery — 0.0%
Anheuser-Busch Cos., Inc.	2,900	144,971
Cable TV — 0.1%
Comcast Corp., Special Class A†	14,400	345,024
Casino Hotels — 0.6%
Boyd Gaming Corp.	34,625	1,483,681
Harrah's Entertainment, Inc.	3,733	324,510
		1,808,191

Security Description	Shares	Value (Note 2)
Casino Services — 0.1%
Shuffle Master, Inc.†	26,000	$388,700
Commercial Services — 0.3%
AerCap Holdings NV†	36,900	918,441
Commercial Services-Finance — 1.0%
Euronet Worldwide, Inc.†	41,500	1,235,455
Global Cash Access Holdings, Inc.†	31,700	335,703
Heartland Payment Systems, Inc.	18,140	466,198
Jackson Hewitt Tax Service, Inc.	40,700	1,137,972
		3,175,328
Computer Aided Design — 0.3%
Aspen Technology, Inc.†	66,700	955,144
Computer Graphics — 0.3%
Trident Microsystems, Inc.†	50,200	797,678
Computers — 5.1%
Apple, Inc.†	52,785	8,104,609
Hewlett-Packard Co.	12,700	632,333
International Business Machines Corp.	4,300	506,540
Research In Motion, Ltd.†	68,175	6,718,646
		15,962,128
Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	6,000	427,920
Procter & Gamble Co.	16,100	1,132,474
		1,560,394
Data Processing/Management — 0.8%
Global Payments, Inc.	25,000	1,105,500
MoneyGram International, Inc.	58,700	1,326,033
		2,431,533
Decision Support Software — 0.3%
Cognos, Inc.†	26,000	1,079,780
Dental Supplies & Equipment — 0.3%
Sirona Dental Systems, Inc.†	24,500	873,915
Diagnostic Equipment — 0.2%
Home Diagnostics, Inc.†	56,000	536,480
Diversified Manufacturing Operations — 0.4%
General Electric Co.	20,900	865,260
Honeywell International, Inc.	3,900	231,933
		1,097,193
E-Commerce/Products — 0.5%
NutriSystem, Inc.†	30,800	1,444,212
Electric Products-Misc. — 0.1%
Emerson Electric Co.	8,400	447,048
Electric-Integrated — 0.4%
Dominion Resources, Inc.	4,100	345,630
FPL Group, Inc.	4,800	292,224
PG&E Corp.	8,600	411,080
Progress Energy, Inc.	4,900	229,565
		1,278,499
Electronic Components-Semiconductors — 0.6%
Advanced Micro Devices, Inc.†	5,500	72,600
Intel Corp.	25,300	654,258
NVIDIA Corp.†	4,050	146,772

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electronic Components-Semiconductors (continued)
SiRF Technology Holdings, Inc.†	46,300	$988,505
Texas Instruments, Inc.	4,300	157,337
		2,019,472
Electronic Forms — 0.1%
Adobe Systems, Inc.†	6,800	296,888
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	7,200	265,536
Enterprise Software/Service — 0.2%
Oracle Corp.†	27,100	586,715
Entertainment Software — 0.6%
Activision, Inc.†	27,200	587,248
Electronic Arts, Inc.†	24,140	1,351,599
		1,938,847
Finance-Consumer Loans — 0.1%
Nelnet, Inc., Class A	15,300	279,072
Finance-Credit Card — 0.1%
American Express Co.	2,300	136,551
Discover Financial Services	2,900	60,320
		196,871
Finance-Investment Banker/Broker — 3.6%
Citigroup, Inc.	12,400	578,708
E*TRADE Financial Corp.†	87,000	1,136,220
JPMorgan Chase & Co.	8,800	403,216
Lehman Brothers Holdings, Inc.	15,090	931,506
Merrill Lynch & Co., Inc.	26,590	1,895,335
MF Global, Ltd.†	31,200	904,800
Morgan Stanley	5,800	365,400
The Bear Stearns Cos., Inc.	12,920	1,586,705
The Goldman Sachs Group, Inc.	15,110	3,274,942
		11,076,832
Finance-Mortgage Loan/Banker — 0.1%
Fannie Mae	4,900	297,969
Freddie Mac	2,100	123,921
		421,890
Food-Confectionery — 0.1%
WM Wrigley Jr. Co.	2,500	160,575
Food-Misc. — 0.3%
Campbell Soup Co.	7,700	284,900
Kellogg Co.	4,700	263,200
Kraft Foods, Inc., Class A	14,400	496,944
		1,045,044
Food-Retail — 0.1%
The Kroger Co.	5,700	162,564
Human Resources — 0.2%
Heidrick & Struggles International, Inc.†	13,900	506,655
Independent Power Producers — 0.0%
Dynegy, Inc., Class A†	33	305
Mirant Corp.†	31	1,261
		1,566
Industrial Gases — 0.1%
Praxair, Inc.	4,800	402,048

Security Description	Shares	Value (Note 2)
Instruments-Scientific — 0.2%
FEI Co.†	15,400	$484,022
Insurance-Multi-line — 0.7%
Hartford Financial Services Group, Inc.	4,000	370,200
HCC Insurance Holdings, Inc.	46,800	1,340,352
MetLife, Inc.	3,000	209,190
XL Capital, Ltd., Class A	1,700	134,640
		2,054,382
Internet Connectivity Services — 0.1%
NDS Group PLC ADR†	5,400	269,352
Internet Content-Information/News — 0.0%
WebMD Health Corp., Class A†	200	10,420
Internet Financial Services — 0.0%
Online Resources Corp.†	11,300	142,832
Internet Infrastructure Equipment — 0.2%
Avocent Corp.†	20,000	582,400
Internet Infrastructure Software — 0.2%
Akamai Technologies, Inc.†	25,090	720,836
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	1,600	125,488
Machinery-General Industrial — 0.3%
Flow International Corp.†	96,000	846,720
Medical Instruments — 0.2%
Medtronic, Inc.	7,100	400,511
St. Jude Medical, Inc.†	7,500	330,525
		731,036
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	3,700	213,749
Medical Products — 0.2%
Baxter International, Inc.	5,300	298,284
Johnson & Johnson	4,500	295,650
		593,934
Medical-Biomedical/Gene — 1.8%
Amgen, Inc.†	5,600	316,792
Celgene Corp.†	50,060	3,569,779
Genentech, Inc.†	20,115	1,569,372
Genzyme Corp.†	4,300	266,428
		5,722,371
Medical-Drugs — 1.5%
Abbott Laboratories	14,600	782,852
Bristol-Myers Squibb Co.	4,900	141,218
Eli Lilly & Co.	3,400	193,562
Merck & Co., Inc.	8,600	444,534
Pfizer, Inc.	9,300	227,199
Roche Holding AG	14,958	2,712,161
Schering-Plough Corp.	1,800	56,934
		4,558,460
Medical-HMO — 0.2%
Magellan Health Services, Inc.†	16,900	685,802
Medical-Outpatient/Home Medical — 0.1%
Radiation Therapy Services, Inc.†	16,000	333,120
Metal Processors & Fabrication — 0.9%
Precision Castparts Corp.	19,585	2,898,188

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	737	$77,304
Mining — 0.2%
Barrick Gold Corp.	12,100	487,388
Newmont Mining Corp.	3,900	174,447
		661,835
Multimedia — 0.1%
The Walt Disney Co.	6,300	216,657
Time Warner, Inc.	6,300	115,668
		332,325
Networking Products — 0.2%
Cisco Systems, Inc.†	20,200	668,822
Oil Companies-Exploration & Production — 1.5%
Apache Corp.	12,010	1,081,621
Continental Resources, Inc.†	112,035	2,032,315
EOG Resources, Inc.	12,035	870,491
Unit Corp.†	15,200	735,680
XTO Energy, Inc.	1,200	74,208
		4,794,315
Oil Companies-Integrated — 3.9%
Chevron Corp.	5,400	505,332
ConocoPhillips	51,980	4,562,284
Exxon Mobil Corp.	10,100	934,856
Hess Corp.	18,190	1,210,181
Occidental Petroleum Corp.	19,190	1,229,695
Suncor Energy, Inc.	39,170	3,713,708
		12,156,056
Oil Refining & Marketing — 0.4%
Valero Energy Corp.	18,895	1,269,366
Oil-Field Services — 0.4%
Baker Hughes, Inc.	2,800	253,036
Schlumberger, Ltd.	6,100	640,500
TETRA Technologies, Inc.†	16,800	355,152
		1,248,688
Optical Supplies — 0.7%
Alcon, Inc.	14,615	2,103,391
Pharmacy Services — 0.2%
Express Scripts, Inc.†	7,800	435,396
Medco Health Solutions, Inc.†	3,000	271,170
		706,566
Physical Therapy/Rehabilation Centers — 0.9%
Healthsouth Corp.†	27,000	472,770
Psychiatric Solutions, Inc.†	57,200	2,246,816
		2,719,586
Power Converter/Supply Equipment — 0.3%
PowerSecure International, Inc.†	75,000	934,500
Printing-Commercial — 0.5%
Cenveo, Inc.†	41,000	886,830
Consolidated Graphics, Inc.†	8,700	546,273
		1,433,103
Real Estate Management/Services — 0.3%
Grubb & Ellis Co.†	83,900	780,270

Security Description	Shares	Value (Note 2)
Rental Auto/Equipment — 0.0%
RSC Holdings, Inc.†	7,200	$118,080
Retail-Apparel/Shoe — 0.8%
Abercrombie & Fitch Co., Class A	21,260	1,715,682
Charlotte Russe Holding, Inc.†	33,500	490,440
DSW, Inc., Class A†	12,100	304,557
		2,510,679
Retail-Building Products — 0.0%
Home Depot, Inc.	500	16,220
Retail-Catalog Shopping — 0.1%
Coldwater Creek, Inc.†	34,400	373,584
Retail-Computer Equipment — 0.2%
GameStop Corp., Class A†	11,500	648,025
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	5,500	253,110
Retail-Convenience Store — 0.2%
The Pantry, Inc.†	23,200	594,616
Retail-Discount — 0.5%
Citi Trends, Inc.†	38,800	844,288
Target Corp.	5,700	362,349
Wal-Mart Stores, Inc.	4,500	196,425
		1,403,062
Retail-Drug Store — 0.2%
CVS Caremark Corp.	15,400	610,302
Walgreen Co.	1,800	85,032
		695,334
Retail-Jewelry — 0.0%
Tiffany & Co.	800	41,880
Retail-Major Department Stores — 0.8%
J.C. Penney Co., Inc.	40,105	2,541,454
Retail-Petroleum Products — 0.4%
World Fuel Services Corp.	32,100	1,310,001
Retail-Regional Department Stores — 0.1%
Kohl's Corp.†	5,300	303,849
Macy's, Inc.	5,000	161,600
		465,449
Retirement/Aged Care — 0.1%
Five Star Quality Care, Inc.†	53,300	438,126
Semiconductor Equipment — 0.2%
Tessera Technologies, Inc.†	18,400	690,000
Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	24,300	598,995
Telecom Services — 0.9%
NeuStar Inc.†	25,000	857,250
Time Warner Telecom, Inc., Class A†	87,455	1,921,386
		2,778,636
Telephone-Integrated — 0.4%
AT&T, Inc.	24,507	1,036,891
Sprint Nextel Corp.	3,200	60,800
Verizon Communications, Inc.	3,300	146,124
		1,243,815

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Therapeutics — 1.4%
Amylin Pharmaceuticals, Inc.†	2,400	$120,000
Gilead Sciences, Inc.†	96,790	3,955,807
ImClone Systems, Inc.†	6,200	256,308
		4,332,115
Transactional Software — 0.2%
VeriFone Holdings, Inc.†	12,600	558,558
Transport-Services — 0.3%
United Parcel Service, Inc., Class B	3,300	247,830
UTI Worldwide, Inc.	27,700	636,546
		884,376
Veterinary Diagnostics — 0.2%
Animal Health International, Inc.†	48,600	540,918
Web Portals/ISP — 1.1%
Google, Inc., Class A†	5,380	3,051,913
Yahoo!, Inc.†	8,000	214,720
		3,266,633
Wireless Equipment — 0.6%
Nokia Oyj ADR	13,400	508,262
QUALCOMM, Inc.	14,200	600,092
Radyne Corp.†	69,000	727,260
		1,835,614
X-Ray Equipment — 0.4%
Hologic, Inc.†	21,500	1,311,500
Total Common Stock (cost $125,015,467)		159,510,877
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 6.19%(1)	2,400	49,500
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	900	20,763
Diversified Financial Services — 0.0%
General Electric Capital Corp. 8.00%(2)	2,000	46,100
Finance-Mortgage Loan/Broker — 0.0%
Freddie Mac, Series Y, 6.55%	962	24,156
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 5.47%(1)	2,800	56,868
Telephone-Integrated — 0.0%
AT&T, Inc. 6.38%	1,200	28,584
Total Preferred Stock (cost $252,995)		225,971

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES — 5.3%
Diversified Financial Services — 5.3%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(3)	$825,000	$826,997
Asset Securitization Corp., Series 1997-D5, Class A1C 6.75% due 02/14/41(3)	28,703	28,735
Banc of America Commercial Mtg, Inc., Series 2005-6, Class A4 5.18% due 09/10/47(3)(4)	80,000	79,328
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.37% due 05/20/36(5)	109,490	108,889
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(4)(5)	109,931	111,443
Banc of America Large Loan, Series 2006-277A, Class PAA 5.27% due 10/10/45*(3)(4)	110,000	102,230
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.82% due 11/11/41(3)	760,000	732,376
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.20% due 02/11/44(3)	55,000	54,586
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class F 5.75% due 09/11/38*(3)(4)	60,000	53,033
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class G 5.75% due 09/11/38*(3)	25,000	21,031
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class H 5.75% due 02/11/44*(3)(4)	105,000	78,136
Cabela's Credit Card Master Trust, Series 2006-3A, Class A1 5.26% due 10/15/14*	550,000	555,504
Chase Mtg. Finance Corp. Series 2007-A2, Class 1A1 4.55% due 07/25/37(4)(5)	166,685	165,725
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(3)(4)	225,000	222,955
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(3)	128,000	125,355
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(3)(4)	400,000	408,572

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Countrywide Asset-Backed Certs., Series 2006-S6, Class A3 5.66% due 03/25/34	$110,000	$107,915
Countrywide Home Loans, Series 2007-4, Class 1A1 6.00% due 05/25/37(5)	244,613	237,782
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(5)	164,050	165,648
Crown Castle Towers LLC, Series 2006-1A Class E 6.07% due 11/15/36*(3)(7)	160,000	155,419
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(3)	760,000	727,525
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(3)	500,000	497,684
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 7.10% due 03/06/20*(1)(3)	155,000	151,319
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 4.64% due 04/25/35(4)(5)	329,722	324,721
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 6.01% due 03/25/37(4)(5)	90,422	91,079
Harley-Davidson Motorcycle Trust, Series 2004-3, Class A2 3.20% due 05/15/12	474,268	465,830
Household Automotive Trust, Series 2003-2, Class A4 3.02% due 12/17/10	62,783	62,495
Impac CMB Trust, Series 2005-4, Class 1A1A 5.40% due 05/25/35(1)(5)	254,547	253,735
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(3)	450,000	442,767
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(3)	900,000	887,625
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E 5.84% due 05/12/45*(3)	50,000	50,287
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(3)	650,000	648,077
LB-UBS Commercial Mtg. Trust, Series 2007-C6, Class AM 6.11% due 07/17/40(3)	135,000	137,441

Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/11/30(3)	$210,000	$217,910
LB-UBS Commercial Mtg. Trust, Series 2007-C6, Class B 6.24% due 07/17/40(3)	100,000	99,411
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.52% due 12/25/34(4)(5)	249,284	248,744
Merrill Lynch Mtg. Investors Trust, Series 2004-A1, Class 3A 4.83% due 02/25/34(4)(5)	88,894	88,071
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(3)	725,000	705,296
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(3)(4)	1,100,000	1,117,411
Merrill Lynch/ Countrywide Commercial Mtg. Trust, Series 2007-5, Class H 5.92% due 08/25/48*(4)	50,000	38,140
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(3)	1,010,000	965,548
Morgan Stanley Capital I, Series 2006-IQ12, Class D 5.53% due 12/15/43(3)	65,000	60,737
Morgan Stanley Capital I, Series 1998-WF2, Class A2 6.54% due 05/15/08(3)	110,890	111,083
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(5)	213,917	214,476
MortgageIT Trust, Series 2005-4, Class A1 5.41% due 10/25/35(1)(5)	510,841	500,217
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A4 2.76% due 07/15/09	209,630	207,914
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(7)	80,000	68,000
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	760,000	794,496
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	191,348	182,269
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A, Class F 6.09% due 09/15/21*(1)(3)	140,000	137,797

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.55% due 03/25/35(4)(5)	$493,801	$486,448
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.56% due 01/25/35(4)(5)	588,022	581,594
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR17, Class A2 5.84% due 10/25/36(4)(5)	156,033	157,551
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(4)(5)	64,381	65,157
West Penn Funding LLC Transition Bonds, Series 1999-A, Class A4 6.98% due 12/26/08	215,272	217,264
WFS Financial Owner Trust, Series 2003-4, Class A4 3.15% due 05/20/11	158,263	158,079
World Omni Auto Receivables Trust, Series 2003-B, Class A4 2.87% due 11/15/10	73,873	73,798
Total Asset Backed Securities (cost $16,850,194)		16,579,655
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(6)(7)(8) (cost $5,000)	5,000	4,850
CORPORATE BONDS & NOTES — 12.0%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 6.10% due 05/15/12	28,000	29,172
Agricultural Chemicals — 0.0%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	5,000	4,875
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	15,000	15,750
		20,625
Agricultural Operations — 0.2%
Cargill, Inc. Notes 5.60% due 09/15/12*	555,000	559,260
Airlines — 0.3%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	96,001	92,281

Security Description	Principal Amount(16)	Value (Note 2)
Airlines (continued)
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	$20,000	$19,500
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	300,000	299,250
Continental Airlines, Inc. Pass Through Certs. Series 1981-A 6.65% due 03/15/19	52,339	52,815
Continental Airlines, Inc. Pass Through Certs. Class B 6.90% due 04/19/22	60,000	56,850
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1 Class G2 6.26% due 11/20/21	12,908	12,730
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	255,000	255,319
		788,745
Auto-Cars/Light Trucks — 0.1%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.05% due 03/13/09(1)	20,000	19,869
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.50% due 11/15/13	110,000	114,061
Ford Motor Co. Debentures 6.38% due 02/01/29	20,000	14,700
Ford Motor Co. Notes 7.45% due 07/16/31	130,000	102,050
General Motors Corp. Debentures 8.25% due 07/15/23	20,000	17,500
General Motors Corp. Senior Bonds 8.38% due 07/15/33	11,000	9,639
		277,819
Banks-Commercial — 0.1%
American Express Centurion Bank Notes 6.00% due 09/13/17	9,000	8,955
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	20,000	19,757
Compass Bank Notes 5.50% due 04/01/20	30,000	28,668

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Compass Bank Sub. Notes 6.40% due 10/01/17	$30,000	$29,822
First Maryland Capital II 6.21% due 02/01/27(1)	28,000	26,043
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	23,000	23,182
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	30,000	29,359
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	15,000	15,013
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	30,000	29,779
US Bank NA Notes 3.90% due 08/15/08	4,000	3,939
		214,517
Banks-Super Regional — 0.8%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	160,000	155,061
Bank of America Corp. Senior Notes 5.38% due 09/11/12	170,000	170,919
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	500,000	486,143
Bank Of America Corp. Senior Notes 6.00% due 09/01/17	220,000	225,102
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	74,000	74,123
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	511,000	523,231
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	300,000	302,908
JPMorgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	25,000	25,178
Wachovia Capital Trust III 5.80% due 03/15/11(1)(9)	355,000	352,618
		2,315,283
Brewery — 0.0%
Anheuser-Busch Cos., Inc. Bonds 6.00% due 11/01/41	37,000	35,250
Broadcast Services/Program — 0.2%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	250,000	247,737

Security Description	Principal Amount(16)	Value (Note 2)
Broadcast Services/Program (continued)
Liberty Media LLC Senior Notes 7.75% due 07/15/09	$230,000	$234,679
Liberty Media LLC Bonds 7.88% due 07/15/09	20,000	20,584
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	10,000	9,600
Turner Broadcasting Senior Notes 8.38% due 07/01/13	120,000	134,220
		646,820
Building Products-Air & Heating — 0.0%
American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08	13,000	13,062
Building-Residential/Commerical — 0.1%
Centex Corp. Senior Notes 5.45% due 08/15/12	20,000	18,260
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	15,000	14,426
D.R. Horton, Inc. Company Guar. Notes 5.38% due 06/15/12	35,000	30,928
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	215,000	182,777
Pulte Homes, Inc. Company Guar. Notes 7.88% due 08/01/11	40,000	38,298
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	145,000	139,969
		424,658
Cable TV — 0.4%
AT&T Broadband, Inc. Company Guar. Notes 8.38% due 03/15/13	230,000	257,793
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/12	10,000	9,700
CCH I LLC Company Guar. Notes 11.00% due 10/01/15	12,000	12,300
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	25,000	26,062
Comcast Cable Communications, Inc. Company Guar. Notes 8.50% due 05/01/27	35,000	41,864
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	16,000	15,867

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Cable TV (continued)
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	$30,000	$29,509
Comcast Corp. Company Guar. Notes 6.30% due 11/15/17	110,000	111,808
Comcast Corp. Company Guar. Notes 6.50% due 11/15/35	230,000	227,113
Cox Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	116,414
Cox Communications, Inc. Bonds 6.45% due 12/01/36*	210,000	204,861
Time Warner Cable, Inc. Senior Notes 5.85% due 05/01/17*	55,000	53,471
Time Warner Cable, Inc. Senior Notes 6.55% due 05/01/37*	170,000	166,767
		1,273,529
Casino Hotels — 0.1%
Harrah's Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	130,000	124,800
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	10,000	9,212
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/20*	115,000	115,000
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	10,000	10,350
		259,362
Cellular Telecom — 0.2%
American Cellular Corp. Senior Notes 10.00% due 08/01/11	5,000	5,225
Centennial Communications Corp. Senior Notes 11.11% due 01/01/13(1)	25,000	25,750
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	540,000	584,285
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	10,000	10,150
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14*	10,000	10,200

Security Description	Principal Amount(16)	Value (Note 2)
Cellular Telecom (continued)
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	$25,000	$23,868
Rural Cellular Corp. Senior Sub. Notes 8.62% due 06/01/13*(1)	5,000	5,125
		664,603
Chemicals-Diversified — 0.0%
EI Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	9,000	8,655
Lyondell Chemical Co. Company Guar. Notes 8.00% due 09/15/14	15,000	16,500
Rohm & Haas Co. Notes 6.00% due 09/15/17	15,000	15,044
		40,199
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	175,000	163,972
Cytec Industries, Inc. Notes 5.50% due 10/01/10	85,000	85,904
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	15,000	15,975
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	35,000	34,650
		300,501
Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.88% due 03/15/13	280,000	282,800
Commercial Services-Finance — 0.0%
The Western Union Co. Senior Notes 5.40% due 11/17/11	49,000	48,907
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	10,000	9,750
Computer Sciences Corp. Notes 3.50% due 04/15/08	15,000	14,801
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	205,000	207,436
		231,987
Computers — 0.0%
International Business Machines Corp. Senior Notes 5.70% due 09/14/17	30,000	30,157

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Consumer Products-Misc. — 0.0%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	$5,000	$4,975
Containers-Paper/Plastic — 0.1%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	10,000	10,025
Pactiv Corp. Bonds 7.95% due 12/15/25	55,000	59,511
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	19,000	17,100
Sealed Air Corp. Senior Notes 5.38% due 04/15/08*	195,000	194,428
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	50,000	49,125
		330,189
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	10,000	10,200
Diversified Financial Services — 0.1%
AXA Financial, Inc. Senior Notes 6.50% due 04/01/08	15,000	15,083
General Electric Capital Corp. Senior Notes 5.63% due 09/15/17	19,000	18,995
General Electric Capital Corp. Senior Notes 6.15% due 08/01/37	400,000	410,503
		444,581
Diversified Operations — 0.2%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	455,000	414,379
Capmark Financial Group, Inc. Company Guar. Notes 6.30% due 05/10/17*	90,000	78,327
		492,706
Electric-Generation — 0.0%
Bruce Mansfield Unit Trust Pass Through Certs. 6.85% due 06/01/34	33,000	33,078
The AES Corp. Senior Notes 8.88% due 02/15/11	25,000	26,094
		59,172
Electric-Integrated — 0.5%
Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	30,000	29,971

Security Description	Principal Amount(16)	Value (Note 2)
Electric-Integrated (continued)
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	$35,000	$32,772
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	45,000	44,846
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	16,000	16,095
Consumers Energy Co. 1st Mtg. Bonds 4.25% due 04/15/08	30,000	29,788
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08(2)	33,000	33,014
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/66(1)	34,000	33,685
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	30,000	29,696
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	20,000	19,224
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	45,000	45,093
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	33,000	33,768
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	10,000	10,100
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	8,945	9,907
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	14,000	12,994
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	390,000	417,449
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	15,000	15,621
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	15,000	16,062
PSI Energy, Inc. Debentures 7.85% due 10/15/07	44,000	44,033
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	43,000	41,150
Southern Energy, Inc. Notes 7.90% due 07/15/09†(6)(7)(8)	25,000	0

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	$100,000	$99,574
TXU Corp. Senior Notes 4.80% due 11/15/09	200,000	201,752
Union Electric Co. Sec. Notes 6.40% due 06/15/17	295,000	304,009
		1,520,603
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	15,000	15,150
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	15,000	13,950
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	30,000	30,730
		59,830
Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	310,000	313,002
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	10,000	9,825
Finance-Auto Loans — 0.2%
Ford Motor Credit Co. LLC Notes 5.70% due 01/15/10	120,000	112,848
Ford Motor Credit Co. LLC Senior Notes 5.80% due 01/12/09	7,000	6,761
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	145,000	142,181
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	5,000	4,888
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	50,000	47,583
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	423,000	396,767
		711,028
Finance-Commercial — 0.2%
CIT Group, Inc. Senior Notes 5.13% due 09/30/14	120,000	109,447

Security Description	Principal Amount(16)	Value (Note 2)
Finance-Commercial (continued)
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	$375,000	$348,407
CIT Group, Inc. Notes 5.85% due 09/15/16	130,000	122,452
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	14,000	14,140
		594,446
Finance-Consumer Loans — 0.0%
John Deere Capital Corp. Debentures 5.10% due 01/15/13	24,000	23,632
Finance-Credit Card — 0.0%
Capital One Bank Senior Sub. Notes 6.50% due 06/13/13	25,000	25,339
Discover Financial Services Notes 6.45% due 06/12/17*	70,000	67,910
		93,249
Finance-Investment Banker/Broker — 2.1%
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	340,000	343,778
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	15,000	14,459
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	560,000	573,005
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	695,000	677,881
JPMorgan Chase & Co. Senior Notes 5.38% due 01/15/14	40,000	39,734
Lazard Group LLC Senior Notes 6.85% due 06/15/17	470,000	462,447
Lehman Brothers Holdings, Inc. Senior Notes 6.20% due 09/26/14	210,000	210,832
Lehman Brothers Holdings, Inc. Sub. Notes 6.50% due 07/19/17	20,000	20,269
Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due 07/17/37	278,000	275,768
Lehman Brothers Holdings, Inc. Senior Notes 7.00% due 09/27/27	370,000	378,838
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	320,000	301,186

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	$595,000	$613,916
Morgan Stanley Sub. Notes 4.75% due 04/01/14	440,000	413,301
Morgan Stanley Senior Notes 5.75% due 08/31/12	395,000	395,668
Morgan Stanley Senior Notes 6.25% due 08/28/17	110,000	112,332
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	70,000	68,617
The Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17	310,000	292,630
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	205,000	204,089
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	185,000	192,884
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	340,000	347,443
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	260,000	253,693
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	347,000	349,228
		6,541,998
Finance-Mortgage Loan/Banker — 0.2%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	40,000	36,050
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	259,000	242,757
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	154,000	139,364
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	55,000	49,246
Residential Capital LLC Senior Notes 6.50% due 06/01/12	54,000	43,740
Residential Capital LLC Company Guar. Notes 6.50% due 04/17/13	20,000	16,150
Residential Capital LLC Company Guar. Notes 6.88% due 06/30/15	81,000	65,407
		592,714
Finance-Other Services — 0.1%
SB Treasury Co. LLC 9.40% due 06/30/08*(1)(9)	350,000	358,039

Security Description	Principal Amount(16)	Value (Note 2)
Food-Meat Products — 0.1%
Tyson Foods, Inc. Senior Notes 6.60% due 04/01/16	$270,000	$278,240
Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	110,000	113,569
Kraft Foods, Inc. Senior Notes 7.00% due 08/11/37	33,000	34,620
		148,189
Food-Retail — 0.0%
The Kroger Co. Company Guar. Notes 6.40% due 08/15/17	8,000	8,157
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	25,000	24,219
Gas-Distribution — 0.1%
Energen Corp. Notes 7.63% due 12/15/10	200,000	214,837
Home Furnishings — 0.0%
Simmons Co. Senior Notes 10.00% due 12/15/14(2)	6,000	4,785
Hotels/Motels — 0.1%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.25% due 02/15/13	15,000	15,055
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	135,000	130,742
		145,797
Independent Power Producers — 0.0%
Calpine Corp. Sec. Notes 8.75% due 07/15/13*(10)	50,000	54,500
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	25,000	25,063
		79,563
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	20,000	19,930
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	10,000	10,339
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	175,000	173,639
		203,908

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health — 0.0%
Americo Life, Inc. Notes 7.88% due 05/01/13*	$19,000	$19,405
Monumental Global Funding II Notes 5.65% due 07/14/11*	18,000	18,426
		37,831
Insurance-Multi-line — 0.2%
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	100,000	99,967
The Allstate Corp. Senior Notes 7.20% due 12/01/09	33,000	34,522
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	195,000	193,142
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	195,000	189,612
		517,243
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Bonds 7.50% due 08/15/36*	200,000	205,006
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	220,000	213,263
		418,269
Insurance-Property/Casualty — 0.4%
Ace Capital Trust II 9.70% due 04/01/30	230,000	298,637
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(1)	430,000	398,827
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	255,000	275,553
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	114,000	117,243
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	30,000	28,938
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	205,766
W.R. Berkley Corp. Senior Sub. Notes 6.25% due 02/15/37	3,000	2,771
		1,327,735

Security Description	Principal Amount(16)	Value (Note 2)
Investment Management/Advisor Services — 0.2%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	$195,000	$194,292
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	405,000	408,473
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*	15,000	14,494
LVB Acquisition Merger Sub, Inc. Senior Sub. Notes 11.63% due 10/15/17*	15,000	14,550
		631,809
Machinery-Farming — 0.0%
Case Corp. Notes 7.25% due 01/15/16	15,000	15,525
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	325,000	334,510
Medical-Drugs — 0.0%
American Home Products Corp. Notes 6.95% due 03/15/11	17,000	17,817
Schering-Plough Corp Senior Notes 6.00% due 09/15/17	30,000	30,135
Wyeth Bonds 5.50% due 02/01/14	25,000	24,860
		72,812
Medical-HMO — 0.0%
Coventry Health Care, Inc. Senior Notes 5.95% due 03/15/17	14,000	13,539
WellPoint, Inc. Notes 3.75% due 12/14/07	25,986	25,891
		39,430
Medical-Hospitals — 0.0%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15*	25,000	25,688
HCA, Inc. Senior Notes 6.25% due 02/15/13	30,000	26,550
HCA, Inc. Sec. Notes 9.13% due 11/15/14*	10,000	10,550
HCA, Inc. Sec. Notes 9.25% due 11/15/16*	40,000	42,500
		105,288
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	320,000	312,969

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Metal Processors & Fabrication — 0.0%
Commercial Metals Co. Senior Notes 6.50% due 07/15/17	$26,000	$26,987
Timken Co. Notes 5.75% due 02/15/10	22,000	22,322
		49,309
Metal-Aluminum — 0.0%
Alcoa, Inc. Notes 6.00% due 01/15/12	18,000	18,358
Alcoa, Inc. Bonds 6.50% due 06/15/18	41,000	42,173
		60,531
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	20,000	21,850
Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	20,000	17,622
Multimedia — 0.4%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	190,000	206,660
Belo Corp. Senior Notes 6.75% due 05/30/13	15,000	15,385
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	45,000	48,145
News America, Inc. Debentures 7.28% due 06/30/28	105,000	110,466
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	15,000	15,665
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	135,000	156,293
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	52,000	60,976
Viacom, Inc. Senior Notes 6.25% due 04/30/16	557,000	558,467
Viacom, Inc. Senior Notes 6.88% due 04/30/36	15,000	14,937
		1,186,994

Security Description	Principal Amount(16)	Value (Note 2)
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	$20,000	$20,672
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	20,000	22,461
		43,133
Office Automation & Equipment — 0.1%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	10,000	10,050
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	58,000	55,645
Pitney Bowes, Inc. Notes 5.75% due 09/15/17	26,000	26,038
Xerox Corp. Senior Notes 5.50% due 05/15/12	255,000	252,561
		344,294
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	40,000	39,616
Apache Corp. Senior Notes 6.25% due 04/15/12	50,000	52,054
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	50,000	51,375
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	30,000	29,550
		172,595
Oil Companies-Integrated — 0.0%
Hess Corp. Bonds 7.88% due 10/01/29	15,000	17,241
Marathon Oil Corp. Notes 6.60% due 10/01/37	23,000	23,517
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	51,000	55,172
		95,930
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc.. Company Guar. Notes 6.75% due 05/01/14	54,000	56,286
Oil-Field Services — 0.0%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	5,000	5,038

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Oil-Field Services (continued)
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37*	$24,000	$24,650
		29,688
Paper & Related Products — 0.0%
Bowater, Inc. Notes 6.50% due 06/15/13	20,000	14,600
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	10,000	9,750
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	5,000	4,837
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	110,000	107,177
		136,364
Pipelines — 0.2%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	30,000	31,888
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	25,000	25,438
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	15,000	15,564
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	10,050
Kinder Morgan Energy Partners LP Senior Notes 6.00% due 02/01/17	325,000	321,318
ONEOK Partners LP Company Guar. Notes 6.85% due 10/15/37	25,000	25,197
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	25,000	27,187
		456,642
Publishing-Newspapers — 0.0%
Knight Ridder, Inc. Debentures 6.88% due 03/15/29	15,000	12,189
Publishing-Periodicals — 0.0%
The Reader's Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	15,000	13,500

Security Description	Principal Amount(16)	Value (Note 2)
Radio — 0.1%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	$257,000	$261,170
Real Estate Investment Trusts — 0.9%
AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	30,000	29,151
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	80,000	74,784
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	210,000	208,439
Colonial Properties Trust Notes 6.25% due 06/15/14	35,000	34,940
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	265,000	264,964
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	160,000	155,853
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	190,000	183,532
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	430,000	421,972
Kimco Realty Corp. Notes 5.58% due 11/23/15	290,000	281,317
Kimco Realty Corp. Senior Sub. Notes 5.70% due 05/01/17	30,000	28,999
Liberty Property LP Senior Notes 5.63% due 10/01/17	70,000	69,869
Liberty Property LP Senior Notes 7.25% due 03/15/11	145,000	150,978
Liberty Property LP Senior Notes 8.50% due 08/01/10	185,000	197,753
New Plan Excel Realty Trust Senior Notes 4.50% due 02/01/11	37,000	36,236
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	20,000	19,827
Realty Income Corp. Senior Notes 6.75% due 08/15/19	280,000	280,447

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	$9,000	$8,552
Simon Property Group LP Notes 5.38% due 08/28/08	12,000	11,931
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	270,000	272,469
Vornado Realty LP Notes 4.50% due 08/15/09	20,000	19,688
		2,751,701
Real Estate Management/Services — 0.1%
AMB Property LP Senior Notes 5.45% due 12/01/10	320,000	317,429
Real Estate Operations & Development — 0.2%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	365,000	352,495
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	110,000	104,342
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	130,000	122,962
Regency Centers LP Senior Notes 5.88% due 06/15/17	40,000	38,602
		618,401
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	10,000	9,250
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	5,000	4,425
		13,675
Rental Auto/Equipment — 0.0%
Erac USA Finance Co. Notes 7.35% due 06/15/08*	50,000	50,545
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	10,000	10,300
		60,845
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	10,000	9,075

Security Description	Principal Amount(16)	Value (Note 2)
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	$570,000	$556,349
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	30,000	29,074
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	29,509	28,663
		614,086
Retail-Regional Department Stores — 0.2%
JC Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	5,000	4,800
Macy's Retail Holdings, Inc. Company Guar. Notes 5.88% due 01/15/13	450,000	448,194
		452,994
Retail-Restaurants — 0.0%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	10,000	9,100
Savings & Loans/Thrifts — 0.1%
Independence Community Bank Corp. Sub. Notes 3.50% due 06/20/13(1)	16,000	15,744
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	46,000	44,941
Washington Mutual Bank Sub. Notes 5.13% due 01/15/15	60,000	55,884
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	33,000	31,804
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	50,000	49,363
Western Financial Bank Senior Debentures 9.63% due 05/15/12	31,000	33,278
		231,014
School — 0.1%
Massachusetts Institute of Technology Notes 7.25% due 11/02/96	130,000	162,292
Special Purpose Entities — 0.2%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	45,000	42,888
Capital One Capital IV 6.75% due 02/17/32(1)	20,000	17,835
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	52,000	52,520

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)
Cyrus Reinsurance Holdings SPC Senior Notes 6.36% due 09/01/08*(1)(7)	$17,000	$16,660
Farmers Exchange Capital Notes 7.05% due 07/15/28*	370,000	368,467
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	16,000	14,552
Pricoa Global Funding I Notes 5.30% due 09/27/13*	30,000	30,152
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	21,000	20,943
		564,017
Steel-Producers — 0.0%
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	40,000	39,717
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	20,000	19,530
United States Steel Corp. Senior Notes 6.05% due 06/01/17	20,000	19,138
United States Steel Corp. Senior Notes 6.65% due 06/01/37	16,000	14,761
		93,146
Telecom Services — 0.1%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	32,000	32,515
Qwest Corp. Senior Notes 7.50% due 10/01/14	20,000	20,800
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	290,000	335,439
		388,754
Telephone-Integrated — 0.4%
Aliant Communications, Inc. Notes 6.75% due 04/01/28	290,000	260,783
AT&T Corp. Senior Notes 7.30% due 11/15/11	21,000	22,560
AT&T, Inc. Notes 6.50% due 09/01/37	340,000	350,573
BellSouth Corp. Senior Notes 6.00% due 10/15/11	50,000	51,224

Security Description	Principal Amount(16)	Value (Note 2)
Telephone-Integrated (continued)
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	$15,000	$15,035
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	10,000	9,850
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	15,000	16,667
SBC Communications, Inc. Notes 5.10% due 09/15/14	230,000	222,560
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	40,000	38,604
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	250,000	265,082
Verizon New York, Inc. Debentures 6.88% due 04/01/12	27,000	28,442
		1,281,380
Television — 0.1%
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	140,000	148,621
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	200,000	216,406
Paxson Communication Corp. Senior Sec. Notes 11.61% due 01/15/13*(1)	15,000	15,300
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	5,000	4,612
		384,939
Tobacco — 0.2%
Altria Group, Inc. Senior Notes 7.00% due 11/04/13	450,000	489,027
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	70,730	81,339
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	24,362	25,610
		106,949
Transport-Rail — 0.0%
BNSF Funding Trust I 6.61% due 12/15/55(1)	40,000	36,084
CSX Corp. Senior Notes 6.25% due 03/15/18	30,000	30,158

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Transport-Rail (continued)
Union Pacific Corp. Notes 3.88% due 02/15/09	$6,000	$5,877
		72,119
Transport-Services — 0.1%
Federal Express Corp. Pass Through Certs. Series 1981A, Class A 6.72% due 01/15/22	114,015	119,487
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	15,000	15,168
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	25,000	24,000
Ryder System, Inc. Notes 5.85% due 03/01/14	11,000	11,088
		169,743
Travel Service — 0.0%
Travelport LLC Company Guar. Notes 10.25% due 09/01/14(1)	10,000	10,000
Total Corporate Bonds & Notes (cost $37,505,309)		37,297,344
FOREIGN CORPORATE BONDS & NOTES — 2.9%
Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Notes 7.13% due 05/23/36	310,000	315,189
Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	180,527	184,270
Banks-Commercial — 0.5%
Caisse Nationale des Caisses d'Epargne et de Prevoyance Notes 4.93% due 12/30/09(1)(9)	23,000	18,458
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	30,000	30,196
ICICI Bank, Ltd. Notes 6.63% due 10/03/12*	120,000	119,899
Overseas-Chinese Banking Sub. Notes 7.75% due 09/06/11*	330,000	354,706
Royal Bank of Scotland Group PLC Bonds 6.99% due 10/05/17*(1)(9)	30,000	30,561
Russian Agricultural Bank Bonds 6.30% due 05/15/17*	225,000	211,815

Security Description	Principal Amount(16)	Value (Note 2)
Banks-Commercial (continued)
Russian Agricultural Bank Bonds 7.18% due 05/16/13	$250,000	$255,625
Societe Generale Sub. Notes 5.92% due 04/05/17*(1)(9)	20,000	18,946
Standard Chartered Bank Sub. Notes 6.40% due 09/26/17*	100,000	100,151
VTB Capital SA Senior Notes 6.25% due 07/02/35*	325,000	318,143
		1,458,500
Banks-Money Center — 0.2%
HBOS Capital Funding LP Bank Guar. Bonds 6.85% due 03/23/09(9)	38,000	36,195
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	560,000	555,652
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(9)	35,000	36,455
National Westminster Bank PLC Sub. Notes 7.75% due 10/16/07(1)(9)	13,000	13,025
		641,327
Brewery — 0.2%
CIA Brasileira De Bebida Notes 8.75% due 09/15/13	110,000	126,088
CIA Brasileira de Bebidas Company Guar. Notes 10.50% due 12/15/11	210,000	247,537
SABMiller PLC Notes 6.50% due 07/01/16*	270,000	276,652
		650,277
Building Products-Cement — 0.0%
C8 Capital SPV, Ltd. Notes 6.64% due 12/31/14*(1)(9)	65,000	63,177
Cellular Telecom — 0.0%
America Movil SA de CV Bonds 6.38% due 03/01/35	16,000	15,708
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(7)(8)	25,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	20,000	19,889

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 0.0%
CIT Group Funding Co. of Canada Company Guar. Notes 5.20% due 06/01/15	$34,000	$30,871
Diversified Manufacturing Operations — 0.0%
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	30,000	30,283
Diversified Minerals — 0.1%
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/36	240,000	247,264
Diversified Operations — 0.1%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	30,000	33,500
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	320,000	359,784
		393,284
Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	385,000	381,107
Electric-Integrated — 0.1%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	24,000	25,373
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	12,000	12,044
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	340,000	346,215
		383,632
Finance-Other Services — 0.0%
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*	24,000	23,040
Food-Retail — 0.0%
Delhaize Group Notes 6.50% due 06/15/17*	33,000	33,282
Gas-Distribution — 0.0%
Nakilat, Inc. Sec. Notes 6.07% due 12/31/33*	25,000	24,122
Insurance-Multi-line — 0.2%
Aegon NV Sub. Bonds 5.86% due 07/15/14(1)(9)	33,000	25,740

Security Description	Principal Amount(16)	Value (Note 2)
Insurance-Multi-line (continued)
AXA SA Sub. Notes 6.38% due 12/14/36*(1)(9)	$23,000	$20,738
AXA SA Sub. Notes 8.60% due 12/15/30	375,000	446,305
ING Groep NV Bonds 5.78% due 12/08/15(1)(9)	43,000	40,628
		533,411
Insurance-Property/Casualty — 0.1%
Xl Capital (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	200,000	207,419
Investment Companies — 0.0%
Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*	29,000	28,744
Medical-Drugs — 0.1%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	20,000	18,300
AstraZeneca PLC Senior Notes 6.38% due 09/15/37	300,000	311,060
AstraZeneca PLC Senior Notes 6.45% due 09/15/37	33,000	34,216
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	20,000	19,600
		383,176
Metal-Aluminum — 0.0%
Alcan, Inc. Notes 6.13% due 12/15/33	23,000	22,086
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	122,000	126,916
Multimedia — 0.0%
The Thomson Corp. Notes 5.70% due 10/01/14	30,000	29,746
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Bonds 6.40% due 05/15/37	33,000	32,068
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	10,000	8,250
Alto Parana SA Company Guar. Notes 6.38% due 06/09/17*	60,000	61,974
		70,224

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Pipelines — 0.0%
Enbridge, Inc. Bonds 5.80% due 06/15/14	$57,000	$56,810
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	27,000	24,542
		81,352
Real Estate Operations & Development — 0.0%
Brascan Corp. Notes 8.13% due 12/15/08	30,000	31,150
Satellite Telecom — 0.0%
Intelsat Bermuda, Ltd. Company Guar. Notes 8.89% due 01/15/15(1)	20,000	20,200
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13	10,000	7,600
		27,800
Special Purpose Entities — 0.3%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(9)	40,000	36,983
National Gas Co. Notes 6.05% due 01/15/36*	175,000	165,755
Petroleum Export, Ltd. Senior Notes 5.27% due 06/15/11*	179,576	179,943
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08	15,000	14,688
UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13	485,000	501,979
		899,348
Telecom Services — 0.0%
Telenet Group Holdings NV Notes 11.50% due 06/15/14*(2)	9,000	8,910
TELUS Corp. Notes 8.00% due 06/01/11	33,000	35,713
		44,623
Telephone-Integrated — 0.4%
British Telecommunications PLC Bonds 8.63% due 12/15/30	40,000	52,968
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	260,000	278,507
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	170,000	208,108

Security Description	Principal Amount(16)		Value (Note 2)
Telephone-Integrated (continued)
France Telecom SA Bonds 7.75% due 03/01/11		$200,000	$214,984
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15		15,000	14,240
Telecom Italia Capital SA Company Guar. Notes 6.00% due 09/30/34		180,000	167,366
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11		360,000	368,891
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/17		24,000	24,245
			1,329,309
Transport-Marine — 0.2%
DP World, Ltd. Bonds 6.85% due 07/02/37*		444,000	440,992
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 6.38% due 10/15/11		30,000	31,138
Canadian National Railway Co. Debentures 6.38% due 11/15/37		24,000	24,288
			55,426
Total Foreign Corporate Bonds & Notes (cost $9,304,705)			9,239,012
FOREIGN GOVERNMENT AGENCIES — 1.9%
Sovereign — 1.9%
Federal Republic of Brazil Bonds 6.43% due 01/05/16		1,825,000	1,157,426
Federal Republic of Brazil Notes 8.00% due 01/15/18		20,000	22,320
Federal Republic of Brazil Notes 10.00% due 01/01/17	BRL	4,250,000	2,183,607
Federal Republic of Brazil Bonds 10.50% due 07/14/14		30,000	37,950
Province of Quebec Debentures 7.50% due 09/15/29		34,000	42,312
Republic of Argentina Bonds 5.39% due 08/03/12(1)		45,000	25,515
Republic of Argentina Notes 8.28% due 12/31/33		104,486	94,821
Republic of Argentina Notes 11.06% due 02/20/08(1)	ARS	2,237,200	721,416

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)		Value (Note 2)
FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Republic of Turkey Notes 9.00% due 06/30/11		$30,000	$32,925
Republic of Turkey Senior Notes 11.88% due 01/15/30		100,000	155,250
Republic of Venezuela Notes 8.50% due 10/08/14		15,000	15,038
Republic of Venezuela Bonds 9.25% due 09/15/27		120,000	124,200
Russian Federation Bonds 7.50% due 03/31/30*(2)		17,820	19,914
Russian Federation Bonds 7.50% due 03/31/30(2)		128,700	145,161
United Mexican States Notes 6.75% due 09/27/34		300,000	326,250
United Mexican States Bonds 7.25% due 12/15/16	MXN	8,350,000	729,997
Total Foreign Government Agencies (cost $5,523,142)			5,834,102
LOANS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank BTL-B 8.23% due 12/15/13(11)(12) (cost $198,500)		198,500	192,986
MUNICIPAL BONDS & NOTES — 0.1%
Phoenix, Arizona, Civic Improvement Corp. Excise Tax Revenue 6.30% due 07/01/08		100,000	101,181
Southern California Public Power Authority Power Project, Series B 6.93% due 05/15/17		100,000	112,310
Total Municipal Bonds & Notes (cost $203,121)			213,491
U.S. GOVERNMENT AGENCIES — 17.2%
Federal Home Loan Bank — 0.0%
4.50% due 09/08/08		60,000	59,934
Federal Home Loan Mtg. Corp. — 4.5%
4.13% due 07/12/10		54,000	53,576
4.45% due 03/06/08		85,000	84,829
5.00% due 05/01/20		1,342,662	1,316,464
5.00% due 05/01/21		263,000	257,868
5.00% due 05/01/34		320,603	306,624
5.00% due 06/01/34		30,363	29,039
5.00% due 08/01/35		211,203	201,799
5.00% due 11/01/35		198,224	189,397

Security Description	Principal Amount(16)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
5.00% due 12/01/35	$391,733	$374,288
5.00% due 01/01/36	477,395	456,135
5.00% due 06/01/37	2,495,002	2,379,915
5.00% due 07/01/37	1,698,073	1,619,746
5.50% due 07/01/34	78,014	76,549
5.50% due 07/01/35	148,410	145,500
5.50% due 05/01/37	111,076	108,764
5.50% due 08/01/37	1,998,031	1,956,442
5.70% due 08/01/36(1)	347,081	347,941
5.81% due 01/01/37(1)	71,974	72,486
5.81% due 01/01/37(1)	102,699	102,767
5.98% due 10/01/36(1)	197,528	197,730
6.00% due 08/01/26	432,086	434,318
6.00% due 12/01/33	106,092	106,688
6.00% due 12/01/36	89,102	89,224
6.00% due October TBA	285,000	285,267
6.50% due 05/01/16	9,375	9,624
6.50% due 05/01/29	11,822	12,131
6.50% due 03/01/36	58,995	60,065
6.50% due 05/01/36	1,800	1,832
6.50% due October TBA	2,250,000	2,290,781
6.88% due 09/15/10	37,000	39,438
7.00% due 04/01/32	22,389	23,211
7.50% due 08/01/23	892	935
7.50% due 08/01/25	2,574	2,700
8.50% due 12/01/19	30	31
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(5)	141,183	134,802
Federal Home Loan Mtg. Corp., REMIC Series 2586, Class NK 3.50% due 08/15/16(5)	61,102	59,428
Federal Home Loan Mtg. Corp., REMIC Series 3349, Class HB 5.50% due 06/15/31(5)	87,000	86,760
Federal Home Loan Mtg. Corp., REMIC Series 1577, Class PK 6.50% due 09/15/23(5)	40,000	41,652
Federal Home Loan Mtg. Corp., REMIC Series 1226, Class Z 7.75% due 03/15/22(5)	3,562	3,555
		13,960,301
Federal National Mtg. Assoc. — 12.4%
3.88% due 02/01/08	105,000	104,629
4.56% due 01/01/15	653,318	625,951
4.75% due 12/15/10	21,000	21,186
4.85% due 11/01/15	633,726	616,687
5.00% due 03/01/18	36,712	36,087
5.00% due 06/01/19	15,067	14,796
5.00% due 02/01/20	67,128	65,920
5.00% due 05/01/35	26,039	24,879
5.00% due 09/01/35	802,383	766,629
5.00% due 10/01/35	2,997,010	2,863,461
5.00% due 01/01/37	244,535	233,255
5.00% due October TBA	2,000,000	1,960,000

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.00% due October TBA	$2,915,000	$2,780,181
5.50% due 03/01/18	69,383	69,375
5.50% due 06/01/19	64,549	64,475
5.50% due 05/01/20	313,660	313,049
5.50% due 06/01/20	397,540	396,766
5.50% due 05/01/21	1,219,672	1,217,027
5.50% due 09/01/21	256,175	255,619
5.50% due 12/01/33	203,289	199,687
5.50% due 06/01/34	61,491	60,353
5.50% due 12/01/35	138,845	136,162
5.50% due 06/01/36	4,073,054	4,002,265
5.50% due 11/01/36	243,350	238,403
5.50% due 12/01/36	75,345	73,813
5.50% due 12/01/36	235,779	228,587
5.50% due 05/01/37	2,289,962	2,243,011
5.50% due 07/01/37	1,260,366	1,234,525
5.50% due 07/01/37	996,788	976,351
5.50% due 08/01/37	2,795,325	2,738,014
5.50% due October TBA	2,000,000	1,995,000
5.82% due 02/01/36(1)	65,653	65,943
5.92% due 10/01/11	441,066	450,787
6.00% due 06/01/17	34,684	35,221
6.00% due 06/01/21	1,204,413	1,220,557
6.00% due 08/01/21	546,524	553,850
6.00% due 08/01/22	3,322,941	3,367,742
6.00% due 06/01/26	289,415	290,993
6.00% due 12/01/33	97,208	97,699
6.00% due 05/01/34	71,805	72,067
6.00% due 07/01/34	22,527	22,632
6.00% due 11/01/36	227,986	226,481
6.06% due 09/01/11	213,684	219,618
6.36% due 07/01/08	44,203	44,081
6.38% due 08/01/11	280,277	292,170
6.43% due 01/01/08	17,323	17,262
6.50% due 08/01/16	275,983	283,197
6.50% due 09/01/26	1,290,071	1,316,577
6.50% due 09/01/32	85,212	87,271
6.50% due 01/01/36	1,486,969	1,515,826
6.50% due 04/01/36	298,332	303,807
6.50% due 07/01/36	133,501	135,951
6.50% due 08/01/36	401,383	408,748
6.50% due 10/01/36	453,106	461,421
7.00% due October TBA	634,000	654,209
		38,700,253
Government National Mtg. Assoc. — 0.3%
4.50% due 09/15/35	447,416	420,366
4.50% due 10/15/35	214,744	201,760
6.00% due 11/15/28	161,043	162,643
7.00% due 07/15/33	51,037	53,435
7.50% due 01/15/32	17,269	18,118
8.00% due 02/15/31	3,317	3,529
8.50% due 11/15/17	3,075	3,286
9.00% due 11/15/21	952	1,028

Security Description	Principal Amount(16)	Value (Note 2)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc., Series 2005-74 Class HB 7.50% due 09/15/35(5)	$4,319	$4,598
Government National Mtg. Assoc., Series 2005-74 Class HC 7.50% due 09/16/35(5)	26,017	27,573
		896,336
Overseas Private Investment Corp. — 0.0%
6.99% due 01/15/09	42,222	43,005
Total U.S. Government Agencies (cost $53,652,818)		53,659,829
U.S. GOVERNMENT TREASURIES — 1.4%
United States Treasury Bonds — 0.5%
6.25% due 08/15/23	749,000	860,472
6.63% due 02/15/27	600,000	729,141
		1,589,613
United States Treasury Notes — 0.9%
2.63% due 05/15/08	15,000	14,859
3.63% due 01/15/10	28,000	27,786
3.88% due 05/15/10	61,000	60,824
3.88% due 07/15/10	46,000	45,867
4.25% due 10/15/10	30,000	30,190
4.25% due 08/15/14	63,000	62,557
4.25% due 08/15/15	43,000	42,375
4.50% due 11/15/10	15,000	15,205
4.50% due 02/28/11	3,000	3,042
4.50% due 03/31/12	500,000	506,054
4.63% due 02/29/08	124,000	124,232
4.63% due 11/15/16	40,000	40,197
4.75% due 05/31/12	1,000,000	1,022,734
4.88% due 02/15/12	10,000	10,298
5.00% due 08/15/11	8,000	8,266
5.13% due 05/15/16	10,000	10,420
5.63% due 05/15/08(13)	650,000	655,789
		2,680,695
Total U.S. Government Treasuries (cost $4,197,703)		4,270,308
Total Long-Term Investment Securities (cost $252,708,954)		287,028,425
SHORT-TERM INVESTMENT SECURITIES — 0.4%
Commercial Paper — 0.4%
Giro Balanced Funding Corp. 5.90% due 10/01/07 (cost $1,200,000)	1,200,000	1,200,000

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
REPURCHASE AGREEMENTS — 8.1%
Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 09/28/07, to be repurchased 10/01/07 in the amount $486,101 and collateralized by $510,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.20%, due 03/15/19 and having an approximate value of $499,024 (cost $486,000)	$486,000	$486,000
State Street Bank & Trust Co. Joint Repurchase Agreement(14)	13,625,000	13,625,000
UBS Securities, LLC Joint Repurchase Agreement(14)	11,110,000	11,110,000
Total Repurchase Agreements (cost $25,221,000)		25,221,000
TOTAL INVESTMENTS (cost $279,129,954) (15)	100.9%	313,449,425
Liabilities in excess of other assets	(0.9)	(2,709,745)
NET ASSETS	100.0%	$310,739,680

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2007, the aggregate value of these securities was $10,420,692 representing 3.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2007.

(2)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(3)  Commercial Mortgage Backed Security

(4)  Variable Rate Security — the rate reflected is as of September 30, 2007, maturity date reflects the stated maturity date.

(5)  Collateralized Mortgaged Obligation

(6)  To the extent permitted by the Statement of Additional Information, the Multi-Managed Moderate Growth Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2007, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc. 7.50% due 8/15/09	8/11/05	5,000	$5,000	$4,850	$97.00	0.00%
Southern Energy, Inc. 7.90% due 7/15/09	1/10/06	25,000	0	0	0	0.00%
				$4,850		0.00%

(7)  Fair valued security; see Note 2

(8)  Illiquid security

(9)  Perpetual maturity — maturity date reflects the next call date.

(10)  Company has filed Chapter 11 bankruptcy protection.

(11)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(12)  Senior Loans in the Fund's Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because they may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(14)  See Note 2 for details of Joint Repurchase Agreements.

(15)  See Note 3 for cost of investments on a tax basis.

(16)  Denominated in United States unless otherwise indicated.

ADR — American Depository Receipt

BTL — Bank Term Loan

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of September 30, 2007	Unrealized Appreciation (Depreciation)
63	Long	U. S. Treasury 5 YR Notes	December 2007	$6,750,844	$6,742,969	$(7,875)
15	Short	U. S. Treasury Bonds	December 2007	1,699,580	1,670,156	29,424
51	Long	U. S. Treasury 10 YR Notes	December 2007	5,625,546	5,573,344	(52,202)
72	Long	U. S. Treasury 2 YR Notes	December 2007	14,899,997	14,907,375	7,378
67	Short	Australian 10 YR Bonds	December 2007	41,364,182	41,250,798	113,384
13	Short	Canadian 10 YR Bonds	December 2007	1,468,563	1,470,856	(2,293)
						$87,816

Open Bond Forward Contracts

Description	Principal Amount		Delivery Date	Value at Trade Date	Value as of September 30, 2007	Unrealized Appreciation/ (Depreciation)
Canadian Government Bond 4.00% due 06/01/17	CAD	(2,630,000)	10/15/07	$(2,399,314)	$(2,575,045)	$(175,731)
Swedish Government Bond 3.00% due 07/12/16	SEK	(26,700,000)	10/15/07	(3,740,479)	(3,757,931)	(17,452)
Japanese Government Bond Series 280 1.90% due 06/20/16	JPY	(195,350,000)	10/5/07	(1,662,517)	(1,743,599)	(81,082)
Japanese Government Bond Series 280 1.90% due 06/20/16	JPY	(310,250,000)	10/5/07	(2,636,258)	(2,768,068)	(131,810)
United States Treasury Notes 4.50% due 05/15/17		2,505,000	10/30/07	2,482,368	2,493,279	10,911
United States Treasury Notes 4.75% due 08/15/17		3,550,000	10/15/07	3,573,626	3,533,389	(40,237)
						$(435,401)

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
	USD	2,239,211	AUD	2,545,000	12/19/07	$11,474
	USD	1,117,462	MYR	3,910,000	12/19/07	36,339
						47,813
Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Depreciation
	BRL	6,088,000	USD	3,094,282	12/19/07	$(207,028)
	CAD	2,240,000	USD	2,249,470	12/19/07	(4,685)
*	MXN	8,179,000	USD	735,295	12/19/07	(8,594)
	USD	740,899	IDR	6,757,000	10/19/07	(3,261)
*	USD	745,294	MXN	8,179,000	12/19/07	(1,404)
						(224,972)
Net Unrealized Appreciation (Depreciation)						$(177,159)

*  Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

ARS — Argentina Peso

AUD — Austalian Dollar

BRL — Brazil Real

CAD — Canadian Dollar

IDR — Indonesian Rupiah

JPY — Japanese Yen

MXN— Mexican Peso

MYR— Malaysian Ringgit

SEK — Swedish Krona

USD — United States Dollar

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	19.6%
Diversified Financial Services	9.1
Federal Home Loan Mtg. Corp.	8.8
Repurchase Agreements	6.8
Finance-Investment Banker/Broker	5.3
Computers	3.5
Sovereign	3.1
Oil Companies-Integrated	2.9
Agricultural Chemicals	2.7
Banks-Super Regional	2.6
Telephone-Integrated	1.8
Electric-Integrated	1.7
Medical-Drugs	1.5
Real Estate Investment Trusts	1.4
Medical-Biomedical/Gene	1.3
Therapeutics	1.1
Banks-Commercial	1.0
Oil Companies-Exploration & Production	1.0
Special Purpose Entities	1.0
Insurance-Multi-line	0.9
Cable TV	0.8
Insurance-Property/Casualty	0.8
Agricultural Operations	0.7
Metal Processors & Fabrication	0.7
Multimedia	0.7
Web Portals/ISP	0.7
Cosmetics & Toiletries	0.6
Entertainment Software	0.6
Government National Mtg. Assoc.	0.6
United States Treasury Notes	0.6
Aerospace/Defense	0.5
Brewery	0.5
Casino Hotels	0.5
Finance-Auto Loans	0.5
Finance-Mortgage Loan/Banker	0.5
Food-Misc.	0.5
Retail-Drug Store	0.5
Retail-Major Department Stores	0.5
Telecom Services	0.5
Airlines	0.4
Banks-Money Center	0.4
Broadcast Services/Program	0.4
Cellular Telecom	0.4
Diversified Manufacturing Operations	0.4
Diversified Operations	0.4
Electronic Components-Semiconductors	0.4
Optical Supplies	0.4
Pipelines	0.4
Retail-Apparel/Shoe	0.4
Retail-Regional Department Stores	0.4
Wireless Equipment	0.4
Audio/Video Products	0.3
Beverages-Non-alcoholic	0.3
Electric-Generation	0.3
Finance-Commercial	0.3
Investment Management/Advisor Services	0.3
Medical Labs & Testing Services	0.3
Oil Refining & Marketing	0.3
Oil-Field Services	0.3
Real Estate Operations & Development	0.3
Tobacco	0.3
Aerospace/Defense-Equipment	0.2
Apparel Manufacturers	0.2

Applications Software	0.2%
Auto-Cars/Light Trucks	0.2
Banks-Fiduciary	0.2
Building-Residential/Commerical	0.2
Chemicals-Specialty	0.2
Containers-Paper/Plastic	0.2
Electric Products-Misc.	0.2
Electronic Parts Distribution	0.2
Enterprise Software/Service	0.2
Finance-Credit Card	0.2
Finance-Other Services	0.2
Insurance-Mutual	0.2
Medical Instruments	0.2
Medical Products	0.2
Medical-Wholesale Drug Distribution	0.2
Mining	0.2
Networking Products	0.2
Office Automation & Equipment	0.2
Pharmacy Services	0.2
Radio	0.2
Real Estate Management/Services	0.2
Retail-Computer Equipment	0.2
Retail-Discount	0.2
Savings & Loans/Thrifts	0.2
Telecom Equipment-Fiber Optics	0.2
Television	0.2
Transport-Marine	0.2
Transport-Rail	0.2
Transport-Services	0.2
Advertising Sales	0.1
Airport Development/Maintenance	0.1
Beverages-Wine/Spirits	0.1
Building Products-Cement	0.1
Coal	0.1
Computer Services	0.1
Diversified Minerals	0.1
Electronic Forms	0.1
Electronic Measurement Instruments	0.1
Federal Home Loan Bank	0.1
Fixed Income Bond Funds	0.1
Food-Confectionery	0.1
Food-Meat Products	0.1
Food-Retail	0.1
Gas-Distribution	0.1
Hotels/Motels	0.1
Independent Power Producers	0.1
Industrial Gases	0.1
Insurance Brokers	0.1
Internet Infrastructure Software	0.1
Medical-Hospitals	0.1
Metal-Aluminum	0.1
Metal-Diversified	0.1
Paper & Related Products	0.1
Rental Auto/Equipment	0.1
Retail-Consumer Electronics	0.1
Schools	0.1
Steel-Producers	0.1
Transport-Air Freight	0.1
105.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited) (continued)

Credit Quality†#
Government — Agency	41.1%
Government — Treasury	0.9
AAA	11.2
AA	4.1
A	12.9
BBB	19.5
BB	3.2
B	1.4
CCC	0.5
Below C	0.1
Not Rated@	5.1
100.0%

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

†  Source: Standard and Poor's.

#  Calculated as a percentage of total debt issues, excluding short-term securities.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 31.0%
Advertising Sales — 0.1%
Lamar Advertising Co., Class A	3,424	$167,673
Aerospace/Defense — 0.5%
Boeing Co.	4,200	440,958
General Dynamics Corp.	3,000	253,410
Lockheed Martin Corp.	1,600	173,584
Raytheon Co.	5,300	338,246
		1,206,198
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	5,500	442,640
Agricultural Chemicals — 2.5%
Monsanto Co.	25,845	2,215,950
Potash Corp. of Saskatchewan, Inc.	29,400	3,107,580
Syngenta AG	3,429	739,256
		6,062,786
Agricultural Operations — 0.4%
Bunge, Ltd.	8,440	906,878
Apparel Manufacturers — 0.2%
Coach, Inc.†	8,500	401,795
Polo Ralph Lauren Corp.	1,800	139,950
		541,745
Applications Software — 0.2%
Microsoft Corp.	15,100	444,846
Audio/Video Products — 0.3%
Sony Corp. ADR	13,435	645,686
Banks-Commercial — 0.0%
Marshall & Ilsley Corp.	2,100	91,917
Banks-Fiduciary — 0.2%
The Bank of New York Mellon Corp.	11,115	490,616
Banks-Super Regional — 1.4%
Bank of America Corp.	10,000	502,700
PNC Financial Services Group, Inc.	3,300	224,730
SunTrust Banks, Inc.	1,800	136,206
US Bancorp	5,400	175,662
Wachovia Corp.	4,000	200,600
Wells Fargo & Co.	58,355	2,078,605
		3,318,503
Beverages-Non-alcoholic — 0.3%
PepsiCo, Inc.	3,100	227,106
The Coca-Cola Co.	8,300	477,001
		704,107
Beverages-Wine/Spirits — 0.1%
Diageo PLC ADR	2,000	175,460
Brewery — 0.1%
Anheuser-Busch Cos., Inc.	2,500	124,975
Cable TV — 0.1%
Comcast Corp., Special Class A†	12,200	292,312

Security Description	Shares	Value (Note 2)
Casino Hotels — 0.4%
Boyd Gaming Corp.	17,500	$749,875
Harrah's Entertainment, Inc.	1,845	160,386
		910,261
Computers — 3.5%
Apple, Inc.†	26,100	4,007,394
Hewlett-Packard Co.	10,800	537,732
International Business Machines Corp.	3,700	435,860
Research In Motion, Ltd.†	34,125	3,363,019
		8,344,005
Cosmetics & Toiletries — 0.6%
Colgate-Palmolive Co.	5,100	363,732
Procter & Gamble Co.	14,000	984,760
		1,348,492
Diversified Manufacturing Operations — 0.4%
General Electric Co.	17,600	728,640
Honeywell International, Inc.	3,500	208,145
		936,785
Electric Products-Misc. — 0.2%
Emerson Electric Co.	6,900	367,218
Electric-Integrated — 0.5%
Dominion Resources, Inc.	3,600	303,480
FPL Group, Inc.	4,100	249,608
PG&E Corp.	7,200	344,160
Progress Energy, Inc.	4,300	201,455
		1,098,703
Electronic Components-Semiconductors — 0.4%
Advanced Micro Devices, Inc.†	4,700	62,040
Intel Corp.	21,400	553,404
NVIDIA Corp.†	3,450	125,028
Texas Instruments, Inc.	3,700	135,383
		875,855
Electronic Forms — 0.1%
Adobe Systems, Inc.†	5,700	248,862
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	5,900	217,592
Enterprise Software/Service — 0.2%
Oracle Corp.†	23,100	500,115
Entertainment Software — 0.6%
Activision, Inc.†	23,300	503,047
Electronic Arts, Inc.†	14,965	837,890
		1,340,937
Finance-Credit Card — 0.1%
American Express Co.	1,800	106,866
Discover Financial Services	2,500	52,000
		158,866
Finance-Investment Banker/Broker — 2.0%
Citigroup, Inc.	10,500	490,035
JPMorgan Chase & Co.	7,400	339,068
Lehman Brothers Holdings, Inc.	7,490	462,358
Merrill Lynch & Co., Inc.	9,700	691,416
Morgan Stanley	5,000	315,000

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Finance-Investment Banker/Broker (continued)
The Bear Stearns Cos., Inc.	6,380	$783,528
The Goldman Sachs Group, Inc.	7,930	1,718,748
		4,800,153
Finance-Mortgage Loan/Banker — 0.2%
Fannie Mae	4,200	255,402
Freddie Mac	1,800	106,218
		361,620
Food-Confectionery — 0.1%
WM Wrigley Jr. Co.	2,100	134,883
Food-Misc. — 0.4%
Campbell Soup Co.	6,100	225,700
Kellogg Co.	4,100	229,600
Kraft Foods, Inc., Class A	12,200	421,022
		876,322
Food-Retail — 0.1%
The Kroger Co.	4,900	139,748
Independent Power Producers — 0.0%
Dynegy, Inc., Class A†	38	351
Mirant Corp.†	62	2,522
		2,873
Industrial Gases — 0.1%
Praxair, Inc.	4,300	360,168
Insurance-Multi-line — 0.3%
Hartford Financial Services Group, Inc.	3,400	314,670
MetLife, Inc.	2,500	174,325
XL Capital, Ltd., Class A	1,500	118,800
		607,795
Internet Content-Information/News — 0.0%
WebMD Health Corp., Class A†	100	5,210
Internet Infrastructure Software — 0.1%
Akamai Technologies, Inc.†	12,405	356,396
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	1,400	109,802
Medical Instruments — 0.2%
Medtronic, Inc.	5,800	327,178
St. Jude Medical, Inc.†	6,200	273,234
		600,412
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	3,100	179,087
Medical Products — 0.2%
Baxter International, Inc.	4,500	253,260
Johnson & Johnson	3,900	256,230
		509,490
Medical-Biomedical/Gene — 1.3%
Amgen, Inc.†	4,900	277,193
Celgene Corp.†	27,135	1,934,997
Genentech, Inc.†	10,040	783,321
Genzyme Corp.†	3,800	235,448
		3,230,959

Security Description	Shares	Value (Note 2)
Medical-Drugs — 1.2%
Abbott Laboratories	12,400	$664,888
Bristol-Myers Squibb Co.	4,200	121,044
Eli Lilly & Co.	2,900	165,097
Merck & Co., Inc.	7,200	372,168
Pfizer, Inc.	7,900	192,997
Roche Holding AG	7,717	1,399,234
Schering-Plough Corp.	1,600	50,608
		2,966,036
Metal Processors & Fabrication — 0.6%
Precision Castparts Corp.	9,775	1,446,505
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	670	70,276
Mining — 0.2%
Barrick Gold Corp.	10,200	410,856
Newmont Mining Corp.	3,300	147,609
		558,465
Multimedia — 0.1%
The Walt Disney Co.	5,300	182,267
Time Warner, Inc.	5,200	95,472
		277,739
Networking Products — 0.2%
Cisco Systems, Inc.†	17,000	562,870
Oil Companies-Exploration & Production — 0.9%
Apache Corp.	6,195	557,922
Continental Resources, Inc.†	55,945	1,014,842
EOG Resources, Inc.	6,315	456,764
XTO Energy, Inc.	1,100	68,024
		2,097,552
Oil Companies-Integrated — 2.8%
Chevron Corp.	4,700	439,826
ConocoPhillips	26,560	2,331,171
Exxon Mobil Corp.	8,700	805,272
Hess Corp.	9,550	635,362
Occidental Petroleum Corp.	10,075	645,606
Suncor Energy, Inc.	19,435	1,842,632
		6,699,869
Oil Refining & Marketing — 0.3%
Valero Energy Corp.	10,160	682,549
Oil-Field Services — 0.3%
Baker Hughes, Inc.	2,300	207,851
Schlumberger, Ltd.	5,200	546,000
		753,851
Optical Supplies — 0.4%
Alcon, Inc.	7,315	1,052,775
Pharmacy Services — 0.2%
Express Scripts, Inc.†	6,700	373,994
Medco Health Solutions, Inc.†	2,500	225,975
		599,969
Retail-Apparel/Shoe — 0.4%
Abercrombie & Fitch Co., Class A	10,600	855,420

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Building Products — 0.0%
Home Depot, Inc.	400	$12,976
Retail-Computer Equipment — 0.2%
GameStop Corp., Class A†	9,900	557,865
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	4,700	216,294
Retail-Discount — 0.2%
Target Corp.	4,900	311,493
Wal-Mart Stores, Inc.	3,900	170,235
		481,728
Retail-Drug Store — 0.2%
CVS Caremark Corp.	13,100	519,153
Walgreen Co.	1,500	70,860
		590,013
Retail-Jewelry — 0.0%
Tiffany & Co.	700	36,645
Retail-Major Department Stores — 0.5%
J.C. Penney Co., Inc.	20,260	1,283,876
Retail-Regional Department Stores — 0.2%
Kohl's Corp.†	4,500	257,985
Macy's, Inc.	4,400	142,208
		400,193
Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	20,500	505,325
Telecom Services — 0.3%
Time Warner Telecom, Inc., Class A†	37,215	817,614
Telephone-Integrated — 0.4%
AT&T, Inc.	20,647	873,575
Sprint Nextel Corp.	2,900	55,100
Verizon Communications, Inc.	2,800	123,984
		1,052,659
Therapeutics — 1.1%
Amylin Pharmaceuticals, Inc.†	2,000	100,000
Gilead Sciences, Inc.†	54,750	2,237,632
ImClone Systems, Inc.†	5,300	219,102
		2,556,734
Transport-Services — 0.1%
United Parcel Service, Inc., Class B	2,900	217,790
Web Portals/ISP — 0.7%
Google, Inc., Class A†	2,685	1,523,120
Yahoo!, Inc.†	6,600	177,144
		1,700,264
Wireless Equipment — 0.4%
Nokia Oyj ADR	11,500	436,195
QUALCOMM, Inc.	12,000	507,120
		943,315
Total Common Stock (cost $54,480,147)		74,236,118

Security Description	Shares/ Principal Amount(16)	Value (Note 2)
PREFERRED STOCK — 0.2%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 6.19%*(4)	5,200	$107,250
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	2,050	47,293
Diversified Financial Services — 0.1%
General Electric Capital Corp. 8.00%(9)	5,000	115,250
Finance-Mortgage Loan/Banker — 0.0%
Freddie Mac, Series Y, 6.55%	1,609	40,402
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 5.47%(4)	5,600	113,736
Telephone-Integrated — 0.0%
AT&T, Inc 6.38%	2,600	61,932
Total Preferred Stock (cost $544,045)		485,863
ASSET BACKED SECURITIES — 8.7%
Diversified Financial Services — 8.7%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(1)	975,000	977,359
Asset Securitization Corp., Series 1997-D5, Class A1C 6.75% due 02/14/41(1)	30,617	30,651
Banc of America Commercial Mtg, Inc., Series 2005-6, Class A4 5.18% due 09/10/47(1)(2)	100,000	99,160
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.37% due 05/20/36(3)	215,236	214,056
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(2)(3)	217,020	220,006
Banc of America Large Loan, Series 2006-277A, Class PAA 5.27% due 10/10/45*(1)(2)	145,000	134,757
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004- PWR6, Class A6 4.82% due 11/11/41(1)	1,000,000	963,652
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.20% due 02/11/44(1)	135,000	133,984
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class F 5.75% due 09/11/38*(1)(2)	165,000	145,840

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class G 5.75% due 09/11/38*(1)	$28,000	$23,555
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class H 5.75% due 02/11/44*(1)(2)	200,000	148,830
Chase Mtg. Finance Corp. Series 2007-A2, Class 1A1 4.55% due 07/25/37(2)(3)	326,763	324,882
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(1)(2)	295,000	292,319
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(1)	297,000	290,863
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(1)(2)	700,000	715,001
Countrywide Asset-Backed Certs., Series 2006-S6, Class A3 5.66% due 03/25/34	260,000	255,071
Countrywide Home Loans, Series 2007-4, Class 1A1 6.00% due 05/25/37(3)	282,984	275,081
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(3)	216,998	219,111
Crown Castle Towers LLC, Series 2006-1A Class E 6.07% due 11/15/36*(1)(5)	190,000	184,560
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(1)	1,000,000	957,269
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(1)	600,000	597,221
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 7.10% due 03/06/20*(1)(4)	180,000	175,725
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 6.01% due 03/25/37(2)(3)	103,339	104,090
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 4.64% due 04/25/35(2)(3)	408,374	402,180
Harley-Davidson Motorcycle Trust, Series 2004-3, Class A2 3.20% due 05/15/12	235,296	231,110
Household Automotive Trust, Series 2003-2, Class A4 3.02% due 12/17/10	86,597	86,200

Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Impac CMB Trust, Series 2005-4, Class 1A1A 5.40% due 06/25/35(3)(4)	$334,093	$333,028
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(1)	700,000	688,749
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(1)	1,050,000	1,035,563
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E 5.84% due 05/12/45*(1)	110,000	110,631
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(1)	450,000	448,669
LB-UBS Commercial Mtg. Trust, Series 2007-C6, Class AM 6.11% due 07/17/40(1)	300,000	305,424
LB-UBS Commercial Mtg. Trust, Series 2007-C6, Class B 6.24% due 07/17/40(1)	225,000	223,675
Merrill Lynch/ Countrywide Commercial Mtg. Trust, Series 2007-5, Class H 5.92% due 08/25/48*	120,000	91,536
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.52% due 12/25/34(2)(3)	316,399	315,714
Merrill Lynch Mtg. Investors Trust, Series 2004-A1, Class 3A 4.83% due 02/25/34(2)(3)	168,284	166,727
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)	650,000	632,335
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(1)(2)	1,300,000	1,320,576
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(1)	1,335,000	1,276,244
Morgan Stanley Capital I, Series 2006-IQ12, Class D 5.53% due 12/15/43(1)	145,000	135,491
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(3)	248,740	249,391
MortgageIT Trust, Series 2005-4, Class A1 5.41% due 10/25/35(2)(3)	672,648	658,659
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A4 2.76% due 07/15/09	252,852	250,783
Nomura Asset Securities Corp., Series 1998-D6, Class A1C 6.69% due 03/15/30(1)	500,000	531,657

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(5)	$185,000	$157,250
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	210,000	219,532
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	449,668	428,332
Wachovia Bank Commercial Mtg. Trust, Series 2006- WL7A, Class F 6.09% due 09/15/21*(1)(4)	300,000	295,279
Wells Fargo Mtg. Backed Securities Trust, Series 2005- AR2, Class 2A2 4.55% due 03/25/35(2)(3)	645,999	636,380
Wells Fargo Mtg. Backed Securities Trust, Series 2004- BB, Class A2 4.56% due 01/25/35(2)(3)	784,030	775,459
Wells Fargo Mtg. Backed Securities Trust, Series 2006- AR17, Class A2 5.84% due 10/25/36(2)(3)	309,159	312,166
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(2)(3)	132,785	134,386
West Penn Funding LLC Transition Bonds, Series 1999-A, Class A4 6.98% due 12/26/08	256,276	258,647
WFS Financial Owner Trust, Series 2004-2, Class A4 3.54% due 11/21/11	529,761	525,522
Total Asset Backed Securities (cost $21,170,565)		20,720,338
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(5)(6)(7) (cost $10,000)	10,000	9,700
CORPORATE BONDS & NOTES — 20.4%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 6.10% due 05/15/12	56,000	58,344
Agricultural Chemicals — 0.0%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	15,000	14,625
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	25,000	26,250
		40,875

Security Description	Principal Amount(16)	Value (Note 2)
Agricultural Operations — 0.3%
Cargill, Inc. Notes 5.60% due 09/15/12*	$630,000	$634,836
Airlines — 0.4%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	108,801	104,585
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	40,000	39,000
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	400,000	399,000
Continental Airlines, Inc. Pass Through Certs. Series 1981-A 6.65% due 03/15/19	48,850	49,294
Continental Airlines, Inc. Pass Through Certs. Class B 6.90% due 04/19/22	70,000	66,325
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1 Class G2 6.26% due 11/20/21	30,118	29,704
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	295,000	295,369
		983,277
Auto-Cars/Light Trucks — 0.2%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.05% due 03/13/09(4)	35,000	34,770
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.50% due 11/15/13	130,000	134,800
Ford Motor Co. Debentures 6.38% due 02/01/29	40,000	29,400
Ford Motor Co. Notes 7.45% due 07/16/31	150,000	117,750
General Motors Corp. Debentures 8.25% due 07/15/23	20,000	17,500
General Motors Corp. Senior Bonds 8.38% due 07/15/33	38,000	33,298
		367,518
Banks-Commercial — 0.2%
American Express Centurion Bank Notes 6.00% due 09/13/17	26,000	25,869

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	$40,000	$39,515
Compass Bank Notes 5.50% due 04/01/20	70,000	66,891
Compass Bank Sub. Notes 6.40% due 10/01/17	60,000	59,645
First Maryland Capital II 6.21% due 02/01/27(4)	64,000	59,526
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	45,000	45,357
Silicon Valley Bank Senior Notes 5.70% due 06/01/12	100,000	99,787
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	70,000	68,505
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	30,000	30,026
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	70,000	69,484
US Bank NA Notes 3.90% due 08/15/08	14,000	13,786
		578,391
Banks-Super Regional — 1.2%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	200,000	193,827
Bank of America Corp. Senior Notes 5.38% due 09/11/12	200,000	201,081
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	500,000	486,143
Bank Of America Corp. Senior Notes 6.00% due 09/01/17	260,000	266,029
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	137,000	137,227
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	605,000	619,481
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	385,000	388,732
JPMorgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	58,000	58,412
Wachovia Capital Trust III 5.80% due 03/15/11(4)(8)	435,000	432,082
		2,783,014

Security Description	Principal Amount(16)	Value (Note 2)
Brewery — 0.0%
Anheuser-Busch Cos., Inc. Bonds 6.00% due 11/01/41	$87,000	$82,885
Broadcast Services/Program — 0.3%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	240,000	237,827
Liberty Media LLC Senior Notes 7.75% due 07/15/09	290,000	295,900
Liberty Media LLC Bonds 7.88% due 07/15/09	30,000	30,876
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	20,000	19,200
Turner Broadcasting Senior Notes 8.38% due 07/01/13	160,000	178,960
		762,763
Building Products-Air & Heating — 0.0%
American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08	30,000	30,142
Building-Residential/Commerical — 0.2%
Centex Corp. Senior Notes 5.45% due 08/15/12	35,000	31,956
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	30,000	28,852
D.R. Horton, Inc. Company Guar. Notes 5.38% due 06/15/12	45,000	39,764
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	280,000	238,035
Pulte Homes, Inc. Company Guar. Notes 7.88% due 08/01/11	40,000	38,298
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	185,000	178,581
		555,486
Cable TV — 0.7%
AT&T Broadband, Inc. Company Guar. Notes 8.38% due 03/15/13	270,000	302,626
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/12	20,000	19,400
CCH I LLC Company Guar. Notes 11.00% due 10/01/15	19,000	19,475
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	50,000	52,125

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Cable TV (continued)
Comcast Cable Communications, Inc. Company Guar. Notes 8.50% due 05/01/27	$50,000	$59,805
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	36,000	35,702
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	60,000	59,019
Comcast Corp. Company Guar. Notes 6.30% due 11/15/17	130,000	132,136
Comcast Corp. Company Guar. Notes 6.50% due 11/15/35	270,000	266,611
Cox Communications, Inc. Senior Notes 5.45% due 12/15/14	130,000	126,115
Cox Communications, Inc. Bonds 6.45% due 12/01/36*	250,000	243,882
Time Warner Cable, Inc. Senior Notes 5.85% due 05/01/17*	80,000	77,777
Time Warner Cable, Inc. Senior Notes 6.55% due 05/01/37*	210,000	206,006
		1,600,679
Casino Hotels — 0.1%
Harrah's Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	160,000	153,600
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	15,000	13,819
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/20*	130,000	130,000
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	10,000	10,350
		307,769
Cellular Telecom — 0.4%
American Cellular Corp. Senior Notes 10.00% due 08/01/11	10,000	10,450
Centennial Communications Corp. Senior Notes 11.11% due 01/01/13(4)	50,000	51,500
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	660,000	714,127
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	10,000	10,150
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14*	5,000	5,075

Security Description	Principal Amount(16)	Value (Note 2)
Cellular Telecom (continued)
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14*	$20,000	$20,400
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	75,000	71,603
Rural Cellular Corp. Senior Sub. Notes 8.62% due 06/01/13*(4)	10,000	10,250
		893,555
Chemicals-Diversified — 0.0%
EI Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	19,000	18,271
Lyondell Chemical Co. Company Guar. Notes 8.00% due 09/15/14	25,000	27,500
Rohm & Haas Co. Notes 6.00% due 09/15/17	35,000	35,102
		80,873
Chemicals-Specialty — 0.2%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	220,000	206,136
Cytec Industries, Inc. Notes 5.50% due 10/01/10	115,000	116,224
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	35,000	37,275
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	45,000	44,550
		404,185
Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.88% due 03/15/13	330,000	333,300
Commercial Services-Finance — 0.0%
The Western Union Co. Senior Notes 5.40% due 11/17/11	98,000	97,815
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	15,000	14,625
Computer Sciences Corp. Notes 3.50% due 04/15/08	30,000	29,603
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	260,000	263,089
		307,317

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Computers — 0.0%
International Business Machines Corp. Senior Notes 5.70% due 09/14/17	$70,000	$70,367
Consumer Products-Misc. — 0.0%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	10,000	9,950
Containers-Paper/Plastic — 0.2%
Pactiv Corp. Bonds 7.95% due 12/15/25	70,000	75,742
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	41,000	36,900
Sealed Air Corp. Senior Notes 5.38% due 04/15/08*	245,000	244,281
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	100,000	98,250
		455,173
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	25,000	25,500
Diversified Financial Services — 0.2%
AXA Financial, Inc. Senior Notes 6.50% due 04/01/08	35,000	35,194
General Electric Capital Corp. Senior Notes 5.63% due 09/15/17	35,000	34,991
General Electric Capital Corp. Senior Notes 6.15% due 08/01/37	455,000	466,947
		537,132
Diversified Operations — 0.2%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	550,000	500,898
Capmark Financial Group, Inc. Company Guar. Notes 6.30% due 05/10/17*	105,000	91,382
		592,280
Electric-Generation — 0.1%
Bruce Mansfield Unit Trust Pass Through Certs. 6.85% due 06/01/34	77,000	77,184
The AES Corp. Senior Notes 8.88% due 02/15/11	50,000	52,187
		129,371
Electric-Integrated — 1.0%
Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	70,000	69,933

Security Description	Principal Amount(16)	Value (Note 2)
Electric-Integrated (continued)
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	$70,000	$65,543
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	95,000	94,675
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	32,000	32,190
Consumers Energy Co. 1st Mtg. Bonds 4.25% due 04/15/08	70,000	69,505
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08(9)	66,000	66,029
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/66(4)	68,000	67,371
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	60,000	59,391
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	35,000	33,643
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	90,000	90,185
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	66,000	67,536
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	15,000	15,150
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	22,363	24,767
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	25,000	23,203
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	470,000	503,080
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	30,000	31,243
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	30,000	32,123
PSI Energy, Inc. Debentures 7.85% due 10/15/07	102,000	102,076
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	103,000	98,570
Southern Energy, Inc. Notes 7.90% due 07/15/09†(5)(6)(7)	50,000	0

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	$140,000	$139,404
TXU Corp. Senior Notes 4.80% due 11/15/09	270,000	272,365
Union Electric Co. Sec. Notes 6.40% due 06/15/17	340,000	350,383
		2,308,365
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	10,000	10,100
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	25,000	23,250
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	60,000	61,460
		94,810
Electronic Parts Distribution — 0.2%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	370,000	373,583
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	25,000	24,563
Finance-Auto Loans — 0.4%
Ford Motor Credit Co. LLC Notes 5.70% due 01/15/10	145,000	136,358
Ford Motor Credit Co. LLC Senior Notes 5.80% due 01/12/09	4,000	3,864
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	200,000	196,111
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	4,000	3,910
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	55,000	52,342
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	482,000	452,108
		844,693
Finance-Commercial — 0.3%
CIT Group, Inc. Senior Notes 5.13% due 09/30/14	140,000	127,689
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	435,000	404,151

Security Description	Principal Amount(16)	Value (Note 2)
Finance-Commercial (continued)
CIT Group, Inc. Notes 5.85% due 09/15/16	$140,000	$131,871
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	33,000	33,330
		697,041
Finance-Consumer Loans — 0.0%
John Deere Capital Corp. Debentures 5.10% due 01/15/13	48,000	47,264
Finance-Credit Card — 0.1%
Capital One Bank Senior Sub. Notes 6.50% due 06/13/13	50,000	50,678
Discover Financial Services Notes 6.45% due 06/12/17*	80,000	77,611
		128,289
Finance-Investment Banker/Broker — 3.3%
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	390,000	394,334
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	30,000	28,918
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	645,000	659,979
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	805,000	785,172
JPMorgan Chase & Co. Senior Notes 5.38% due 01/15/14	80,000	79,468
Lazard Group LLC Senior Notes 6.85% due 06/15/17	555,000	546,080
Lehman Brothers Holdings, Inc. Senior Notes 6.20% due 09/26/14	240,000	240,951
Lehman Brothers Holdings, Inc. Sub. Notes 6.50% due 07/19/17	35,000	35,470
Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due 07/17/37	346,000	343,223
Lehman Brothers Holdings, Inc. Senior Notes 7.00% due 09/27/27	431,000	441,295
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	380,000	357,659
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	670,000	691,300
Morgan Stanley Sub. Notes 4.75% due 04/01/14	530,000	497,840

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Morgan Stanley Senior Notes 5.75% due 08/31/12	$480,000	$480,812
Morgan Stanley Senior Notes 6.25% due 08/28/17	125,000	127,650
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	80,000	78,419
The Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17	360,000	339,828
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	290,000	288,711
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	200,000	208,523
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	390,000	398,537
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	310,000	302,480
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	434,000	436,787
		7,763,436
Finance-Mortgage Loan/Banker — 0.3%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	45,000	40,556
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	318,000	298,057
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	196,000	177,373
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	65,000	58,199
Residential Capital LLC Senior Notes 6.50% due 06/01/12	108,000	87,480
Residential Capital LLC Company Guar. Notes 6.50% due 04/17/13	35,000	28,263
Residential Capital LLC Company Guar. Notes 6.88% due 06/30/15	149,000	120,317
		810,245
Finance-Other Services — 0.2%
SB Treasury Co. LLC 9.40% due 06/30/08*(4)(8)	460,000	470,566
Food-Meat Products — 0.1%
Tyson Foods, Inc. Senior Notes 6.60% due 04/01/16	310,000	319,460

Security Description	Principal Amount(16)	Value (Note 2)
Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	$130,000	$134,219
Kraft Foods, Inc. Senior Notes 7.00% due 08/11/37	77,000	80,779
		214,998
Food-Retail — 0.0%
The Kroger Co. Company Guar. Notes 6.40% due 08/15/17	18,000	18,354
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	30,000	29,063
Gas-Distribution — 0.1%
Energen Corp. Notes 7.63% due 12/15/10	260,000	279,288
Home Furnishings — 0.0%
Simmons Co. Senior Notes 10.00% due 12/15/14(9)	10,000	7,975
Hotels/Motels — 0.1%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.25% due 02/15/13	35,000	35,128
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	160,000	154,953
		190,081
Independent Power Producers — 0.1%
Calpine Corp. Sec. Notes 8.75% due 07/15/13*(10)	100,000	109,000
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	55,000	55,137
		164,137
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	35,000	34,877
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	25,000	25,847
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	215,000	213,328
		274,052
Insurance-Life/Health — 0.0%
Americo Life, Inc. Notes 7.88% due 05/01/13*	44,000	44,937

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
Monumental Global Funding II Notes 5.65% due 07/14/11*	$36,000	$36,852
		81,789
Insurance-Multi-line — 0.3%
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	120,000	119,960
The Allstate Corp. Senior Notes 7.20% due 12/01/09	78,000	81,598
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	265,000	262,475
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	220,000	213,921
		677,954
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Bonds 7.50% due 08/15/36*	140,000	143,504
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	290,000	281,119
		424,623
Insurance-Property/Casualty — 0.7%
Ace Capital Trust II 9.70% due 04/01/30	270,000	350,573
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(4)	510,000	473,028
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	290,000	313,374
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	142,954
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	60,000	57,876
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	260,000	254,758
W.R. Berkley Corp. Senior Sub. Notes 6.25% due 02/15/37	7,000	6,466
		1,599,029
Investment Management/Advisor Services — 0.3%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	230,000	229,165
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	480,000	484,116

Security Description	Principal Amount(16)	Value (Note 2)
Investment Management/Advisor Services (continued)
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*	$30,000	$28,988
LVB Acquisition Merger Sub, Inc. Senior Sub. Notes 11.63% due 10/15/17*	30,000	29,100
		771,369
Machinery-Farming — 0.0%
Case Corp. Notes 7.25% due 01/15/16	30,000	31,050
Medical Labs & Testing Services — 0.2%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	375,000	385,974
Medical-Drugs — 0.1%
American Home Products Corp. Notes 6.95% due 03/15/11	40,000	41,922
Schering-Plough Corp. Senior Notes 6.00% due 09/15/17	70,000	70,314
Wyeth Bonds 5.50% due 02/01/14	56,000	55,687
		167,923
Medical-HMO — 0.0%
Coventry Health Care, Inc. Senior Notes 5.95% due 03/15/17	29,000	28,044
WellPoint, Inc. Notes 3.75% due 12/14/07	51,972	51,783
		79,827
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15*	45,000	46,237
HCA, Inc. Senior Notes 6.25% due 02/15/13	50,000	44,250
HCA, Inc. Sec. Notes 9.13% due 11/15/14*	25,000	26,375
HCA, Inc. Sec. Notes 9.25% due 11/15/16*	80,000	85,000
		201,862
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	390,000	381,431
Metal Processors & Fabrication — 0.1%
Commercial Metals Co. Senior Notes 6.50% due 07/15/17	61,000	63,317

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Metal Processors & Fabrication (continued)
Timken Co. Notes 5.75% due 02/15/10	$52,000	$52,761
		116,078
Metal-Aluminum — 0.1%
Alcoa, Inc. Notes 6.00% due 01/15/12	42,000	42,836
Alcoa, Inc. Bonds 6.50% due 06/15/18	92,000	94,632
		137,468
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	35,000	38,238
Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	35,000	30,838
Multimedia — 0.6%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	230,000	250,167
Belo Corp. Senior Notes 6.75% due 05/30/13	30,000	30,769
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	93,000	99,500
News America, Inc. Debentures 7.28% due 06/30/28	125,000	131,508
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	35,000	36,551
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	155,000	179,447
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	91,000	106,708
Viacom, Inc. Senior Notes 6.25% due 04/30/16	617,000	618,625
Viacom, Inc. Senior Notes 6.88% due 04/30/36	25,000	24,896
		1,478,171
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	33,000	34,109
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	35,000	39,307
		73,416

Security Description	Principal Amount(16)	Value (Note 2)
Office Automation & Equipment — 0.2%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	$20,000	$20,100
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	109,000	104,574
Pitney Bowes, Inc. Notes 5.75% due 09/15/17	60,000	60,087
Xerox Corp. Senior Notes 5.50% due 05/15/12	295,000	292,179
		476,940
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	70,000	69,329
Apache Corp. Senior Notes 6.25% due 04/15/12	100,000	104,108
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	105,000	107,887
Sabine Pass LNG LP Secured Notes 7.50% due 11/30/16	50,000	49,250
		330,574
Oil Companies-Integrated — 0.1%
Hess Corp. Bonds 7.88% due 10/01/29	40,000	45,977
Marathon Oil Corp. Notes 6.60% due 10/01/37	46,000	47,032
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	118,000	127,653
		220,662
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc.. Company Guar. Notes 6.75% due 05/01/14	108,000	112,572
Oil-Field Services — 0.0%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	10,000	10,075
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37*	57,000	58,544
		68,619
Paper & Related Products — 0.1%
Bowater, Inc. Notes 6.50% due 06/15/13	20,000	14,600
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	20,000	19,500

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	$5,000	$4,838
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	130,000	126,663
		165,601
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	5,000	5,163
Pipelines — 0.3%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	60,000	63,776
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	55,000	55,962
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	35,000	36,316
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	25,000	25,125
Kinder Morgan Energy Partners LP Senior Notes 6.00% due 02/01/17	375,000	370,752
ONEOK Partners LP Company Guar. Notes 6.85% due 10/15/37	49,000	49,386
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	50,000	54,375
		655,692
Publishing-Newspapers — 0.0%
Knight Ridder, Inc. Debentures 6.88% due 03/15/29	35,000	28,440
Publishing-Periodicals — 0.0%
The Reader's Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	25,000	22,500
Radio — 0.2%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	375,000	381,084
Real Estate Investment Trusts — 1.4%
AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	60,000	58,302
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	90,000	84,132

Security Description	Principal Amount(16)	Value (Note 2)
Real Estate Investment Trusts (continued)
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	$270,000	$267,993
Colonial Properties Trust Notes 6.25% due 06/15/14	35,000	34,939
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	320,000	319,957
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	190,000	185,076
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	245,000	236,660
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	480,000	471,038
Kimco Realty Corp. Notes 5.58% due 11/23/15	370,000	358,922
Liberty Property LP Senior Notes 5.63% due 10/01/17	95,000	94,823
Liberty Property LP Senior Notes 7.25% due 03/15/11	170,000	177,008
Liberty Property LP Senior Notes 8.50% due 08/01/10	240,000	256,544
New Plan Excel Realty Trust Senior Notes 4.50% due 02/01/11	64,000	62,679
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	35,000	34,697
Realty Income Corp. Senior Notes 6.75% due 08/15/19	325,000	325,519
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	16,000	15,203
Simon Property Group LP Notes 5.38% due 08/28/08	24,000	23,861
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	330,000	333,017
Vornado Realty LP Notes 4.50% due 08/15/09	35,000	34,455
		3,374,825
Real Estate Management/Services — 0.2%
AMB Property LP Senior Notes 5.45% due 12/01/10	400,000	396,786

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Real Estate Operations & Development — 0.3%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	$445,000	$429,755
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	140,000	132,798
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	180,000	170,255
Regency Centers LP Senior Notes 5.88% due 06/15/17	20,000	19,301
		752,109
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	25,000	23,125
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	10,000	8,850
		31,975
Rental Auto/Equipment — 0.1%
Erac USA Finance Co. Notes 7.35% due 06/15/08*	90,000	90,982
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	25,000	25,750
		116,732
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	25,000	22,688
Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	660,000	644,194
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	70,000	67,838
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	68,855	66,881
		778,913
Retail-Regional Department Stores — 0.2%
JC Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	8,000	7,680
Kohl's Corp. Senior Notes 6.88% due 12/15/37	60,000	60,245
Macy's Retail Holdings, Inc. Company Guar. Notes 5.88% due 01/15/13	520,000	517,913
		585,838

Security Description	Principal Amount(16)	Value (Note 2)
Retail-Restaurants — 0.0%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	$15,000	$13,650
Savings & Loans/Thrifts — 0.2%
Independence Community Bank Corp. Sub. Notes 3.50% due 06/20/13(4)	32,000	31,488
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	90,000	87,928
Washington Mutual Bank Sub. Notes 5.13% due 01/15/15	130,000	121,082
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	78,000	75,173
Washington Mutual Preferred Funding III Bonds 6.90% due 06/15/12*(4)(8)	100,000	102,448
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	100,000	98,725
Western Financial Bank Senior Debentures 9.63% due 05/15/12	63,000	67,630
		584,474
School — 0.1%
Massachusetts Institute of Technology Notes 7.25% due 11/02/96	170,000	212,227
Special Purpose Entities — 0.4%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	85,000	81,011
Capital One Capital IV 6.75% due 02/17/37(4)	40,000	35,670
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	82,000	82,820
Cyrus Reinsurance Holdings SPC Senior Notes 6.36% due 09/01/08*(4)(5)	33,000	32,340
Farmers Exchange Capital Notes 7.05% due 07/15/28*	480,000	478,011
KAR Holdings, Inc. Senior Notes 9.36% due 05/01/14*(4)	25,000	23,938
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	29,000	26,376
Pricoa Global Funding I Notes 5.30% due 09/27/13*	60,000	60,305
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	42,000	41,885
		862,356

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Steel-Producers — 0.1%
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	$80,000	$79,434
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	35,000	34,178
United States Steel Corp. Senior Notes 6.05% due 06/01/17	40,000	38,277
United States Steel Corp. Senior Notes 6.65% due 06/01/37	28,000	25,831
		177,720
Telecom Services — 0.2%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	64,000	65,030
PAETEC Holding Corp. Senior Notes 9.50% due 07/15/15*	5,000	5,000
Qwest Corp. Senior Notes 7.50% due 10/01/14	40,000	41,600
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	340,000	393,273
		504,903
Telephone-Integrated — 0.7%
Aliant Communications, Inc. Notes 6.75% due 04/01/28	330,000	296,753
AT&T Corp. Senior Notes 7.30% due 11/15/11	35,000	37,600
AT&T, Inc. Notes 6.50% due 09/01/37	370,000	381,506
BellSouth Corp. Senior Notes 6.00% due 10/15/11	100,000	102,448
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	25,000	24,625
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	30,000	30,070
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	10,000	9,850
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	35,000	38,889
SBC Communications, Inc. Notes 5.10% due 09/15/14	270,000	261,267
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	70,000	67,557

Security Description	Principal Amount(16)	Value (Note 2)
Telephone-Integrated (continued)
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	$290,000	$307,495
Verizon New York, Inc. Debentures 6.88% due 04/01/12	59,000	62,151
		1,620,211
Television — 0.2%
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	180,000	191,084
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	230,000	248,866
Paxson Communication Corp. Senior Sec. Notes 11.61% due 01/15/13*(4)	35,000	35,700
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	15,000	13,838
		489,488
Tobacco — 0.3%
Altria Group, Inc. Senior Notes 7.00% due 11/04/13	550,000	597,699
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	167,983	193,181
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	30,452	32,012
		225,193
Transport-Rail — 0.1%
BNSF Funding Trust I 6.61% due 12/15/55(4)	80,000	72,169
CSX Corp. Senior Notes 6.25% due 03/15/18	70,000	70,367
Union Pacific Corp. Notes 3.88% due 02/15/09	11,000	10,774
		153,310
Transport-Services — 0.1%
Federal Express Corp. Pass Through Certs. Series 1981A, Class A 6.72% due 01/15/22	144,418	151,350
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	30,000	30,336
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	50,000	48,000

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Transport-Services (continued)
Ryder System, Inc. Notes 5.85% due 03/01/14	$19,000	$19,152
		248,838
Travel Service — 0.0%
Travelport LLC Company Guar. Notes 10.25% due 09/01/14(4)	15,000	15,000
Total Corporate Bonds & Notes (cost $48,929,980)		48,692,882
FOREIGN CORPORATE BONDS & NOTES — 5.2%
Agricultural Chemicals — 0.2%
Agrium, Inc. Senior Notes 7.13% due 05/23/36	380,000	386,361
Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	226,961	231,665
Banks-Commercial — 0.8%
Caisse Nationale des Caisses d' Epargne et de Prevoyance Notes 4.93% due 12/30/09(4)(8)	55,000	44,138
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	70,000	70,457
ICICI Bank, Ltd. Notes 6.63% due 10/03/12*	140,000	139,882
Overseas-Chinese Banking Sub. Notes 7.75% due 09/06/11*	410,000	440,695
Royal Bank of Scotland Group PLC Bonds 6.99% due 10/05/17*(4)(8)	70,000	71,310
Russian Agricultural Bank Bonds 6.30% due 05/15/17*	265,000	249,471
Russian Agricultural Bank Bonds 7.18% due 05/16/13	300,000	306,750
Societe Generale Sub. Notes 5.92% due 04/05/17*(4)(8)	40,000	37,892
Standard Chartered Bank Sub. Notes 6.40% due 09/26/17*	115,000	115,174
VTB Capital SA Senior Notes 6.25% due 07/02/35*	315,000	308,354
		1,784,123
Banks-Money Center — 0.4%
HBOS Capital Funding LP Bank Guar. Bonds 6.85% due 03/23/09(8)	88,000	83,820

Security Description	Principal Amount(16)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Money Center (continued)
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	$650,000	$644,953
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(8)	65,000	67,703
National Westminster Bank PLC Sub. Notes 7.75% due 10/16/07(4)(8)	25,000	25,047
		821,523
Brewery — 0.4%
CIA Brasileira De Bebida Notes 8.75% due 09/15/13	245,000	280,831
CIA Brasileira de Bebidas Company Guar. Notes 10.50% due 12/15/11	190,000	223,963
SABMiller PLC Notes 6.50% due 07/01/16*	310,000	317,637
		822,431
Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	145,000	147,355
Building Products-Cement — 0.1%
C8 Capital SPV, Ltd. Notes 6.64% due 12/31/14*(4)(8)	130,000	126,355
Cellular Telecom — 0.0%
America Movil SA de CV Bonds 6.38% due 03/01/35	37,000	36,325
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(5)(7)	20,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	40,000	39,778
Diversified Financial Services — 0.1%
BTM (Curacao) Holdings NV Bank Guar. Notes 4.76% due 07/21/15*(4)	100,000	100,009
CIT Group Funding Co. of Canada Company Guar. Notes 5.20% due 06/01/15	70,000	63,558
		163,567
Diversified Manufacturing Operations — 0.0%
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	60,000	60,565

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Minerals — 0.1%
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/36	$255,000	$262,718
Diversified Operations — 0.2%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	60,000	67,000
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	380,000	427,244
		494,244
Electric-Generation — 0.2%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	450,000	445,450
Electric-Integrated — 0.2%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	54,000	57,090
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	21,000	21,078
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	415,000	422,585
		500,753
Electronic Components-Misc. — 0.0%
NXP BV / NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	5,000	4,663
Finance-Other Services — 0.0%
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*	48,000	46,080
Food-Retail — 0.0%
Delhaize Group Notes 6.50% due 06/15/17*	57,000	57,486
Gas-Distribution — 0.0%
Nakilat, Inc. Sec. Notes 6.07% due 12/31/33*	50,000	48,244
Insurance-Multi-line — 0.3%
Aegon NV Sub. Bonds 5.86% due 07/15/14(4)(8)	78,000	60,840
AXA SA Sub. Notes 6.38% due 12/14/36*(4)(8)	54,000	48,688
AXA SA Sub. Notes 8.60% due 12/15/30	440,000	523,665
ING Groep NV Bonds 5.78% due 12/08/15(4)(8)	100,000	94,484
		727,677

Security Description	Principal Amount(16)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance-Property/Casualty — 0.1%
Xl Capital (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	$245,000	$254,088
Investment Companies — 0.0%
Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*	62,000	61,452
Medical-Drugs — 0.2%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	15,000	13,725
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 9.37% due 12/01/13(4)	50,000	51,250
AstraZeneca PLC Notes 6.45% due 09/15/37	416,000	431,336
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	40,000	39,200
		535,511
Metal-Aluminum — 0.0%
Alcan, Inc. Notes 6.13% due 12/15/33	53,000	50,894
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	164,000	170,609
Multimedia — 0.0%
The Thomson Corp. Notes 5.70% due 10/01/14	70,000	69,408
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Bonds 6.40% due 05/15/37	58,000	56,362
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	25,000	20,625
Alto Parana SA Company Guar. Notes 6.38% due 06/09/17*	75,000	77,467
		98,092
Pipelines — 0.1%
Enbridge, Inc. Bonds 5.80% due 06/15/14	117,000	116,610
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	54,000	49,083
		165,693

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Real Estate Operations & Development — 0.0%
Brascan Corp. Notes 8.13% due 12/15/08	$70,000	$72,683
Satellite Telecom — 0.0%
Intelsat Bermuda, Ltd. Company Guar. Notes 8.89% due 01/15/15(4)	40,000	40,400
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.25% due 02/01/15(9)	25,000	20,563
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13	25,000	19,000
		79,963
Special Purpose Entities — 0.5%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(8)	104,000	96,157
National Gas Co. Notes 6.05% due 01/15/36*	200,000	189,434
Petroleum Export, Ltd. Senior Notes 5.27% due 06/15/11*	231,453	231,926
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08	30,000	29,376
UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13	590,000	610,655
		1,157,548
Telecom Services — 0.0%
Telenet Group Holdings NV Notes 11.50% due 06/15/14*(9)	13,000	12,870
TELUS Corp. Notes 8.00% due 06/01/11	78,000	84,413
		97,283
Telephone-Integrated — 0.7%
British Telecommunications PLC Bonds 8.63% due 12/15/30	70,000	92,694
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	300,000	321,354
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	200,000	244,833
France Telecom SA Bonds 7.75% due 03/01/11	220,000	236,483
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	30,000	28,480

Security Description	Principal Amount(16)		Value (Note 2)
Telephone-Integrated (continued)
Telecom Italia Capital SA Company Guar. Notes 6.00% due 09/30/34		$210,000	$195,261
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11		440,000	450,866
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/17		57,000	57,582
			1,627,553
Transport-Marine — 0.2%
DP World, Ltd. Bonds 6.85% due 07/02/37*		548,000	544,287
Transport-Rail — 0.1%
Canadian National Railway Co. Notes 6.38% due 10/15/11		60,000	62,276
Canadian National Railway Co. Debentures 6.38% due 11/15/37		48,000	48,576
			110,852
Total Foreign Corporate Bonds & Notes (cost $12,474,259)			12,359,641
FOREIGN GOVERNMENT AGENCIES — 3.1%
Sovereign — 3.1%
Federal Republic of Brazil Bonds 6.43% due 01/05/16		2,200,000	1,395,254
Federal Republic of Brazil Notes 8.00% due 01/15/18		40,000	44,640
Federal Republic of Brazil Notes 10.00% due 01/01/17	BRL	4,800,000	2,466,192
Federal Republic of Brazil Bonds 10.50% due 07/14/14		75,000	94,875
Province of Quebec Debentures 7.50% due 09/15/29		81,000	100,802
Republic of Argentina Notes 11.06% due 02/20/08(4)	ARS	2,632,500	848,886
Republic of Argentina Bonds 5.39% due 08/03/12(4)		105,000	59,535
Republic of Argentina Notes 8.28% due 12/31/33		174,144	158,035
Republic of Turkey Notes 9.00% due 06/30/11		75,000	82,313
Republic of Turkey Senior Notes 11.88% due 01/15/30		210,000	326,025
Republic of Venezuela Notes 8.50% due 10/08/14		40,000	40,100

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)		Value (Note 2)
FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Republic of Venezuela Bonds 9.25% due 09/15/27		$280,000	$289,800
Russian Federation Bonds 7.50% due 03/31/30*(9)		40,590	45,359
Russian Federation Bonds 7.50% due 03/31/30(9)		237,600	267,989
United Mexican States Notes 6.75% due 09/27/34		350,000	380,625
United Mexican States Bonds 7.25% due 12/15/16	MXN	9,600,000	839,278
Total Foreign Government Agencies (cost $7,040,559)			7,439,708
LOANS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank BTL-B 8.23% due 12/15/13(11)(12) (cost $233,238)		233,238	226,759
MUNICIPAL BONDS & NOTES — 0.1%
Phoenix, Arizona, Civic Improvement Corp. Excise Tax Revenue 6.30% due 07/01/08		100,000	101,181
Southern California Public Power Authority Power Project, Series B 6.93% due 05/15/17		125,000	140,388
Total Municipal Bonds & Notes (cost $228,828)			241,569
U.S. GOVERNMENT AGENCIES — 29.1%
Federal Home Loan Bank — 0.1%
4.50% due 09/08/08		130,000	129,857
Federal Home Loan Mtg. Corp. — 8.8%
4.13% due 07/12/10		124,000	123,027
4.45% due 03/06/08		215,000	214,567
5.00% due 07/01/20		70,104	68,737
5.00% due 12/01/20		139,526	136,804
5.00% due 05/01/21		1,309,201	1,283,656
5.00% due 07/01/21		462,928	453,895
5.00% due 05/01/34		354,651	339,188
5.00% due 06/01/34		457,973	438,005
5.00% due 08/01/35		258,679	247,159
5.00% due 08/01/35		122,796	117,328
5.00% due 11/01/35		370,476	353,978
5.00% due 07/01/36		4,470,132	4,265,192
5.00% due 05/01/37		364,190	347,391
5.00% due 06/01/37		1,746,502	1,665,941
5.00% due 07/01/37		1,414,316	1,349,078
5.00% due 07/01/37		218,254	208,248
5.50% due 07/01/34		156,028	153,098
5.50% due 07/01/35		83,949	82,303

Security Description	Principal Amount(16)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
5.50% due 05/01/37	$262,461	$256,998
5.50% due 08/01/37	1,998,031	1,956,442
5.70% due 08/01/36(4)	724,531	726,328
5.81% due 01/01/37(4)	148,446	149,503
5.81% due 01/01/37(4)	233,406	233,562
5.98% due 10/01/36(4)	410,422	410,842
6.00% due 09/01/26	419,429	421,595
6.00% due 12/01/33	86,463	86,949
6.00% due 08/01/36	140,394	140,586
6.00% due October TBA	560,000	560,525
6.50% due 05/01/16	18,751	19,248
6.50% due 05/01/29	17,733	18,196
6.50% due 07/01/35	23,319	23,855
6.50% due 03/01/36	136,426	138,899
6.50% due 05/01/36	4,499	4,581
6.50% due October TBA	3,300,000	3,359,813
6.88% due 09/15/10	79,000	84,205
7.00% due 04/01/32	44,778	46,422
8.50% due 11/01/08	3,080	3,109
8.50% due 12/01/19	32	34
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(3)	177,617	169,590
Federal Home Loan Mtg. Corp., REMIC Series 2586, Class NK 3.50% due 08/15/16(3)	78,287	76,142
Federal Home Loan Mtg. Corp., REMIC Series 3349, Class HB 5.50% due 06/15/31(3)	173,000	172,523
Federal Home Loan Mtg. Corp., REMIC Series 1577, Class PK 6.50% due 09/15/23(3)	60,000	62,477
Federal Home Loan Mtg. Corp., REMIC Series 1226, Class Z 7.75% due 03/15/22(3)	5,087	5,077
		20,975,096
Federal National Mtg. Assoc. — 19.6%
3.88% due 02/01/08	250,000	249,117
4.56% due 01/01/15	871,091	834,601
4.75% due 12/15/10	69,000	69,611
4.85% due 11/01/15	828,719	806,437
5.00% due 03/01/18	207,976	204,436
5.00% due 06/01/19	45,885	45,059
5.00% due 05/01/35	3,518	3,361
5.00% due 09/01/35	264,173	252,402
5.00% due 10/01/35	986,723	942,754
5.00% due 01/01/37	391,256	373,209
5.00% due October TBA	2,500,000	2,450,000
5.00% due October TBA	4,440,000	4,234,650
5.25% due 08/01/12	50,000	51,020
5.50% due 03/01/18	152,644	152,625
5.50% due 06/01/19	64,903	64,829
5.50% due 08/01/21	872,784	870,891
5.50% due 10/01/21	1,730,075	1,726,323
5.50% due 10/01/21	214,622	214,156

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.50% due 12/01/21	$762,866	$761,211
5.50% due 05/01/22	47,092	46,983
5.50% due 06/01/22	76,995	76,816
5.50% due 07/01/22	991,452	989,150
5.50% due 12/01/33	495,733	486,951
5.50% due 05/01/34	150,164	147,504
5.50% due 06/01/34	136,647	134,118
5.50% due 12/01/35	321,083	314,877
5.50% due 02/01/36(4)	151,822	152,493
5.50% due 06/01/36	4,978,179	4,891,658
5.50% due 08/01/36	206,965	202,757
5.50% due 11/01/36	1,559,544	1,527,838
5.50% due 12/01/36	46,871	45,918
5.50% due 12/01/36	542,291	525,750
5.50% due 05/01/37	2,344,827	2,296,753
5.50% due 07/01/37	546,068	1,513,250
5.50% due 08/01/37	1,992,805	1,951,948
5.50% due October TBA	3,000,000	2,992,500
5.92% due 10/01/11	157,523	160,995
6.00% due 06/01/17	69,369	70,442
6.00% due 02/01/21	232,283	235,398
6.00% due 10/01/21	545,673	552,987
6.00% due 08/01/22	4,017,287	4,071,449
6.00% due 06/01/26	289,415	290,993
6.00% due 04/01/27	1,466,907	1,474,602
6.00% due 12/01/33	265,111	266,450
6.00% due 05/01/34	151,513	152,068
6.00% due 11/01/36	524,369	520,906
6.06% due 09/01/11	85,475	87,849
6.11% due 05/01/11	326,412	334,833
6.31% due 02/01/11	348,022	358,084
6.36% due 07/01/08	44,203	44,081
6.43% due 01/01/08	121,264	120,832
6.50% due 06/01/13	146,551	150,569
6.50% due 09/01/26	1,505,083	1,536,007
6.50% due 09/01/32	178,373	182,684
6.50% due 06/01/35	1,243,729	1,270,298
6.50% due 11/01/35	674,499	687,589
6.50% due 01/01/36	95,361	97,212
6.50% due 02/01/36	426,020	433,837
6.50% due 05/01/36	866,215	882,110
6.50% due 08/01/36	110,820	112,853
6.50% due 08/01/36	88,652	90,279
7.00% due October TBA	659,000	680,006
		47,029,416
Government National Mtg. Assoc. — 0.6%
4.50% due 05/15/36	955,268	897,289
5.50% due 05/15/36	80,525	79,414
6.00% due 09/15/32	55,603	56,084
6.00% due 12/15/33	309,147	311,807
7.00% due 11/15/31	56,307	58,948
7.50% due 01/15/32	43,173	45,294
7.50% due 07/15/33	52,922	55,409
8.00% due 11/15/31	8,046	8,560
8.50% due 11/15/17	2,796	2,987
8.50% due 11/15/17	1,034	1,104

Security Description	Principal Amount(16)	Value (Note 2)
Government National Mtg. Assoc. (continued)
9.00% due 11/15/21	$1,029	$1,111
Government National Mtg. Assoc., Series 2005-74 Class HB 7.50% due 09/15/35(3)	43,128	45,919
Government National Mtg. Assoc., Series 2005-74, Class HA 7.50% due 09/16/35(3)	995	1,036
		1,564,962
Overseas Private Investment Corp. — 0.0%
6.99% due 01/15/09	51,667	52,625
Total U.S. Government Agencies (cost $69,848,690)		69,751,956
U.S. GOVERNMENT TREASURIES — 0.6%
United States Treasury Bonds — 0.0%
6.25% due 08/15/23(13)	100,000	114,883
United States Treasury Notes — 0.6%
2.63% due 05/15/08	19,000	18,822
3.38% due 10/15/09	47,000	46,464
3.63% due 01/15/10	66,000	65,495
4.00% due 02/15/14	150,000	147,211
4.25% due 10/15/10	60,000	60,380
4.50% due 11/15/10	30,000	30,410
4.50% due 02/28/11	20,000	20,280
4.50% due 11/15/15	200,000	200,266
4.63% due 02/29/08	274,000	274,514
4.88% due 02/15/12	75,000	77,238
5.00% due 02/15/11	6,000	6,180
5.00% due 08/15/11	17,000	17,564
5.63% due 05/15/08	400,000	403,562
		1,368,386
Total U.S. Government Treasuries (cost $1,474,251)		1,483,269
Total Long-Term Investment Securities (cost $216,434,562)		235,647,803
REPURCHASE AGREEMENTS — 6.8%
Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 09/28/07, to be repurchased 10/01/07 in the amount $525,109 and collateralized by $550,000 of United States Treasury Bills bearing interest at 3.82%, due 03/05/08 and having an approximate value of $539,688 (cost $525,000)	525,000	525,000

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
Agreement with State Street Bank & Trust Co., bearing interest at 2.80%, dated 09/28/07, to be repurchased 10/01/07 in the amount $1,453,303 and collateralized by $1,515,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.20%, due 03/05/19 and having an approximate value of $1,482,394 (cost $1,453,000)	$1,453,000	$1,453,000
UBS Securities, LLC Joint Repurchase Agreement(14)	14,400,000	14,400,000
Total Repurchase Agreements (cost $16,378,000)		16,378,000
TOTAL INVESTMENTS (cost $232,812,562) (15)	105.3%	252,025,803
Liabilities in excess of other assets	(5.3)	(12,807,481)
NET ASSETS	100.0%	$239,218,322
BONDS & NOTES SOLD SHORT — (0.2%) U S. Government Agencies — (0.2%)
Federal Home Loan Mtg. Corp. 6.00% due October TBA (Proceeds $(539,809))	$(560,000)	$(534,100)

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2007, the aggregate value of these securities was $13,194,422 representing 5.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Commercial Mortgage Backed Security

(2)  Variable Rate Security — the rate reflected is as of September 30, 2007, maturity date reflects the stated maturity date.

(3)  Collateralized Mortgaged Obligation

(4)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2007.

(5)  Fair valued security; see Note 2

(6)  To the extent permitted by the Statement of Additional Information, the Multi-Managed Income/Equity Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2007, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc. 7.50% due 8/15/09	8/11/05	10,000	$10,400	$9,700	$97.00	0.00%
Southern Energy, Inc. 7.90% due 7/15/09	1/10/06	50,000	0	0	0	0.00%
				$9,700		0.00%

(7)  Illiquid security

(8)  Perpetual maturity — maturity date reflects the next call date.

(9)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(10)  Company has filed Chapter 11 bankruptcy protection.

(11)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(12)  Senior Loans in the Fund's Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because they may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(14)  See Note 2 for details of Joint Repurchase Agreements.

(15)  See Note 4 for cost of investments on a tax basis.

(16)  Denomintaed in United States Dollars unless otherwise indicated.

ADR — American Depository Receipt

BTL — Bank Term Loan

REMIC — Real Estate Mortgage Investment Conduct

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of September 30, 2007	Unrealized Appreciation (Depreciation)
74 Long	U. S. Treasury 5 YR Notes	December 2007	$7,928,283	$7,920,313	$(7,970)
1 Short	U. S. Treasury Bonds	December 2007	112,583	111,344	1,239
43 Long	U. S. Treasury 10 YR Notes	December 2007	4,740,309	4,699,094	(41,215)
78 Long	U. S. Treasury 2 YR Notes	December 2007	16,142,551	16,149,858	7,307
75 Short	Australian 10 YR Bonds	December 2007	46,303,130	46,176,220	126,910
15 Short	Canadian 10 YR Bonds	December 2007	1,694,493	1,697,142	(2,649)
					$83,622

Open Bond Forward Contracts

Description	Principal Amount		Delivery Date	Value at Trade Date	Value as of September 30, 2007	Unrealized Appreciation/ (Depreciation)
Canadian Government Bond 4.00% due 06/01/17	CAD	(3,030,000)	10/15/07	$(2,764,229)	$(2,966,687)	$(202,458)
Swedish Government Bond 3.00% due 07/12/16	SEK	(30,600,000)	10/15/07	(4,286,841)	(4,306,842)	(20,001)
Japanese Government Bond Series 280 1.90% due 06/20/16	JPY	(209,950,000)	10/5/07	(1,786,769)	(1,873,911)	(87,142)
Japanese Government Bond Series 280 1.90% due 06/20/16	JPY	(376,650,000)	10/5/07	(3,200,473)	(3,360,493)	(160,020)
United States Treasury Notes 4.50% due 05/15/17	USD	2,895,000	10/30/07	2,868,844	2,881,454	12,610
United States Treasury Notes 4.75% due 08/15/17	USD	4,075,000	10/15/07	4,102,120	4,055,933	(46,187)
						$(503,198)

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
	USD	2,586,750	AUD	2,940,000	12/19/07	$13,254
	USD	1,288,940	MYR	4,510,000	12/19/07	41,915
						55,169
Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized (Depreciation)
	BRL	7,053,000	USD	3,584,752	12/19/07	$(239,843)
	CAD	2,590,000	USD	2,600,950	12/19/07	(5,416)
*	MXN	9,365,000	USD	841,796	12/19/07	(9,962)
	USD	849,781	IDR	7,750,000,000	10/19/07	(3,741)
*	USD	853,265	MXN	9,365,000	12/19/07	(1,607)
						(260,569)
Net Unrealized Appreciation (Depreciation)						$(205,400)

*  Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

ARS — Argentina Peso

AUD — Austalian Dollar

BRL — Brazil Real

CAD — Canadian Dollar

IDR — Indonesian Rupiah

JPY — Japanese Yen

MXN— Mexican Peso

MYR— Malaysian Ringgit

SEK — Swedish Krona

USD — United States Dollar

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	25.8%
Diversified Financial Services	10.7
Federal Home Loan Mtg. Corp.	8.8
Repurchase Agreements	7.8
Finance-Investment Banker/Broker	5.4
Sovereign	4.1
Banks-Super Regional	2.3
Real Estate Investment Trusts	2.0
Telephone-Integrated	2.0
Electric-Integrated	1.7
Government National Mtg. Assoc.	1.7
Computers	1.6
Oil Companies-Integrated	1.5
Agricultural Chemicals	1.4
Special Purpose Entities	1.2
Banks-Commercial	1.1
Insurance-Property/Casualty	1.1
Cable TV	1.0
Insurance-Multi-line	1.0
Medical-Drugs	1.0
Multimedia	0.9
Diversified Operations	0.7
Medical-Biomedical/Gene	0.7
Agricultural Operations	0.6
Airlines	0.6
Finance-Auto Loans	0.6
Brewery	0.5
Cellular Telecom	0.5
Finance-Mortgage Loan/Banker	0.5
Oil Companies-Exploration & Production	0.5
Real Estate Operations & Development	0.5
Retail-Drug Store	0.5
Telecom Services	0.5
Therapeutics	0.5
Banks-Money Center	0.4
Broadcast Services/Program	0.4
Casino Hotels	0.4
Finance-Commercial	0.4
Investment Management/Advisor Services	0.4
Retail-Regional Department Stores	0.4
Tobacco	0.4
Aerospace/Defense	0.3
Building-Residential/Commerical	0.3
Containers-Paper/Plastic	0.3
Cosmetics & Toiletries	0.3
Electric-Generation	0.3
Entertainment Software	0.3
Finance-Other Services	0.3
Food-Misc.	0.3
Insurance-Mutual	0.3
Medical Labs & Testing Services	0.3
Metal Processors & Fabrication	0.3
Pipelines	0.3
Radio	0.3
Real Estate Management/Services	0.3
Television	0.3
Transport-Marine	0.3
Web Portals/ISP	0.3
Airport Development/Maintenance	0.2
Auto-Cars/Light Trucks	0.2

Beverages-Non-alcoholic	0.2%
Chemicals-Specialty	0.2
Coal	0.2
Computer Services	0.2
Diversified Manufacturing Operations	0.2
Diversified Minerals	0.2
Electronic Components-Semiconductors	0.2
Electronic Parts Distribution	0.2
Finance-Credit Card	0.2
Fixed Income Bond Funds	0.2
Food-Meat Products	0.2
Gas-Distribution	0.2
Medical Instruments	0.2
Medical-Wholesale Drug Distribution	0.2
Office Automation & Equipment	0.2
Oil Refining & Marketing	0.2
Oil-Field Services	0.2
Optical Supplies	0.2
Paper & Related Products	0.2
Pharmacy Services	0.2
Retail-Apparel/Shoe	0.2
Retail-Major Department Stores	0.2
Schools	0.2
Transport-Services	0.2
United States Treasury Bonds	0.2
United States Treasury Notes	0.2
Wireless Equipment	0.2
Aerospace/Defense-Equipment	0.1
Apparel Manufacturers	0.1
Applications Software	0.1
Audio/Video Products	0.1
Banks-Fiduciary	0.1
Beverages-Wine/Spirits	0.1
Electric Products-Misc.	0.1
Electronic Forms	0.1
Electronic Measurement Instruments	0.1
Enterprise Software/Service	0.1
Hotels/Motels	0.1
Industrial Gases	0.1
Insurance Brokers	0.1
Internet Infrastructure Software	0.1
Medical Products	0.1
Medical-Hospitals	0.1
Metal-Diversified	0.1
Mining	0.1
Networking Products	0.1
Retail-Computer Equipment	0.1
Retail-Consumer Electronics	0.1
Retail-Discount	0.1
Savings & Loans/Thrifts	0.1
Telecom Equipment-Fiber Optics	0.1
Transport-Air Freight	0.1
107.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited) (continued)

Credit Quality†#
Government — Agency	41.6%
Government — Treasury	0.5
AAA	10.8
AA	4.1
A	12.9
BBB	19.9
BB	2.9
B	1.1
CCC	0.3
Below C	0.1
Not Rated@	5.8
100.0%

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

†  Source: Standard and Poor's.

#  Calculated as a percentage of total debt issues, excluding short-term securities.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 16.2%
Advertising Sales — 0.0%
Lamar Advertising Co., Class A	1,028	$50,341
Aerospace/Defense — 0.3%
Boeing Co.	1,738	182,472
General Dynamics Corp.	1,238	104,574
Lockheed Martin Corp.	638	69,217
Raytheon Co.	2,118	135,171
		491,434
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	2,244	180,597
Agricultural Chemicals — 1.2%
Monsanto Co.	8,843	758,199
Potash Corp. of Saskatchewan, Inc.	8,730	922,761
Syngenta AG	1,048	225,938
		1,906,898
Agricultural Operations — 0.2%
Bunge, Ltd.	2,505	269,162
Apparel Manufacturers — 0.1%
Coach, Inc.†	3,211	151,784
Polo Ralph Lauren Corp.	700	54,425
		206,209
Applications Software — 0.1%
Microsoft Corp.	5,667	166,950
Audio/Video Products — 0.1%
Sony Corp. ADR	3,990	191,759
Banks-Commercial — 0.0%
Marshall & Ilsley Corp.	890	38,955
Banks-Fiduciary — 0.1%
The Bank of New York Mellon Corp.	4,091	180,577
Banks-Super Regional — 0.7%
Bank of America Corp.	3,995	200,828
PNC Financial Services Group, Inc.	1,370	93,297
SunTrust Banks, Inc.	870	65,833
US Bancorp	2,115	68,801
Wachovia Corp.	1,741	87,311
Wells Fargo & Co.	18,335	653,093
		1,169,163
Beverages-Non-alcoholic — 0.2%
PepsiCo, Inc.	1,272	93,187
The Coca-Cola Co.	3,072	176,548
		269,735
Beverages-Wine/Spirits — 0.1%
Diageo PLC ADR	841	73,781
Brewery — 0.0%
Anheuser-Busch Cos., Inc.	1,161	58,038
Cable TV — 0.1%
Comcast Corp., Special Class A†	4,885	117,045
Casino Hotels — 0.2%
Boyd Gaming Corp.	5,190	222,391
Harrah's Entertainment, Inc.	548	47,638
		270,029

Security Description	Shares	Value (Note 2)
Computers — 1.6%
Apple, Inc.†	7,750	$1,189,935
Hewlett-Packard Co.	4,254	211,807
International Business Machines Corp.	1,464	172,459
Research In Motion, Ltd.†	10,170	1,002,253
		2,576,454
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	2,078	148,203
Procter & Gamble Co.	5,183	364,572
		512,775
Diversified Manufacturing Operations — 0.2%
General Electric Co.	6,998	289,717
Honeywell International, Inc.	1,644	97,769
		387,486
Electric Products-Misc. — 0.1%
Emerson Electric Co.	2,672	142,204
Electric-Integrated — 0.3%
Dominion Resources, Inc.	1,554	131,002
FPL Group, Inc.	1,705	103,800
PG&E Corp.	2,692	128,678
Progress Energy, Inc.	1,834	85,923
		449,403
Electronic Components-Semiconductors — 0.2%
Advanced Micro Devices, Inc.†	2,028	26,770
Intel Corp.	8,478	219,241
NVIDIA Corp.†	1,401	50,772
Texas Instruments, Inc.	1,485	54,336
		351,119
Electronic Forms — 0.1%
Adobe Systems, Inc.†	2,300	100,418
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	2,400	88,512
Enterprise Software/Service — 0.1%
Oracle Corp.†	9,103	197,080
Entertainment Software — 0.3%
Activision, Inc.†	9,361	202,104
Electronic Arts, Inc.†	5,196	290,924
		493,028
Finance-Credit Card — 0.1%
American Express Co.	870	51,652
Discover Financial Services	1,062	22,089
		73,741
Finance-Investment Banker/Broker — 1.0%
Citigroup, Inc.	4,172	194,707
JPMorgan Chase & Co.	3,008	137,827
Lehman Brothers Holdings, Inc.	2,225	137,349
Merrill Lynch & Co., Inc.	3,180	226,671
Morgan Stanley	2,124	133,812
The Bear Stearns Cos., Inc.	1,305	160,267
The Goldman Sachs Group, Inc.	2,430	526,678
		1,517,311

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Finance-Mortgage Loan/Banker — 0.1%
Fannie Mae	1,647	$100,154
Freddie Mac	700	41,307
		141,461
Food-Confectionery — 0.0%
WM Wrigley Jr. Co.	400	25,692
Food-Misc. — 0.2%
Campbell Soup Co.	2,501	92,537
Kellogg Co.	1,738	97,328
Kraft Foods, Inc., Class A	4,916	169,651
		359,516
Food-Retail — 0.0%
The Kroger Co.	1,983	56,555
Independent Power Producers — 0.0%
Dynegy, Inc., Class A†	45	416
Mirant Corp.†	37	1,505
		1,921
Industrial Gases — 0.1%
Praxair, Inc.	1,738	145,575
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc.	1,470	136,048
MetLife, Inc.	1,077	75,099
XL Capital, Ltd., Class A	564	44,669
		255,816
Internet Content-Information/News — 0.0%
WebMD Health Corp., Class A†	100	5,210
Internet Infrastructure Software — 0.1%
Akamai Technologies, Inc.†	3,680	105,726
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	580	45,489
Medical Instruments — 0.2%
Medtronic, Inc.	2,278	128,502
St. Jude Medical, Inc.†	2,531	111,541
		240,043
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	1,274	73,599
Medical Products — 0.1%
Baxter International, Inc.	1,815	102,148
Johnson & Johnson	1,672	109,851
		211,999
Medical-Biomedical/Gene — 0.7%
Amgen, Inc.†	1,900	107,483
Celgene Corp.†	8,645	616,475
Genentech, Inc.†	2,985	232,890
Genzyme Corp.†	1,667	103,287
		1,060,135
Medical-Drugs — 0.7%
Abbott Laboratories	4,995	267,832
Bristol-Myers Squibb Co.	1,711	49,311
Eli Lilly & Co.	1,200	68,316
Merck & Co., Inc.	2,861	147,885

Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Pfizer, Inc.	2,878	$70,310
Roche Holding AG	2,286	414,494
Schering-Plough Corp.	600	18,978
		1,037,126
Metal Processors & Fabrication — 0.3%
Precision Castparts Corp.	2,895	428,402
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	259	27,166
Mining — 0.1%
Barrick Gold Corp.	3,939	158,663
Newmont Mining Corp.	1,451	64,903
		223,566
Multimedia — 0.1%
The Walt Disney Co.	2,118	72,838
Time Warner, Inc.	2,121	38,942
		111,780
Networking Products — 0.1%
Cisco Systems, Inc.†	6,752	223,559
Oil Companies-Exploration & Production — 0.4%
Apache Corp.	1,840	165,710
Continental Resources, Inc.†	16,535	299,945
EOG Resources, Inc.	1,935	139,958
XTO Energy, Inc.	484	29,931
		635,544
Oil Companies-Integrated — 1.4%
Chevron Corp.	2,028	189,780
ConocoPhillips	8,257	724,717
Exxon Mobil Corp.	3,265	302,209
Hess Corp.	2,925	194,600
Occidental Petroleum Corp.	3,090	198,007
Suncor Energy, Inc.	6,105	578,815
		2,188,128
Oil Refining & Marketing — 0.2%
Valero Energy Corp.	3,467	232,913
Oil-Field Services — 0.2%
Baker Hughes, Inc.	967	87,388
Schlumberger, Ltd.	2,121	222,705
		310,093
Optical Supplies — 0.2%
Alcon, Inc.	2,155	310,148
Pharmacy Services — 0.2%
Express Scripts, Inc.†	2,800	156,296
Medco Health Solutions, Inc.†	1,015	91,746
		248,042
Retail-Apparel/Shoe — 0.2%
Abercrombie & Fitch Co., Class A	3,140	253,398
Retail-Building Products — 0.0%
Home Depot, Inc.	193	6,261
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	3,908	220,216

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	1,944	$89,463
Retail-Discount — 0.1%
Target Corp.	1,938	123,199
Wal-Mart Stores, Inc.	1,542	67,308
		190,507
Retail-Drug Store — 0.1%
CVS Caremark Corp.	4,892	193,870
Walgreen Co.	651	30,753
		224,623
Retail-Jewelry — 0.0%
Tiffany & Co.	300	15,705
Retail-Major Department Stores — 0.2%
J.C. Penney Co., Inc.	6,035	382,438
Retail-Regional Department Stores — 0.1%
Kohl's Corp.†	1,967	112,768
Macy's, Inc.	1,834	59,275
		172,043
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	8,075	199,049
Telecom Services — 0.2%
Time Warner Telecom, Inc., Class A†	11,015	242,000
Telephone-Integrated — 0.3%
AT&T, Inc.	8,155	345,038
Sprint Nextel Corp.	1,354	25,726
Verizon Communications, Inc.	1,257	55,660
		426,424
Therapeutics — 0.5%
Amylin Pharmaceuticals, Inc.†	800	40,000
Gilead Sciences, Inc.†	17,160	701,329
ImClone Systems, Inc.†	2,185	90,328
		831,657
Transport-Services — 0.1%
United Parcel Service, Inc., Class B	1,451	108,970
Web Portals/ISP — 0.3%
Google, Inc., Class A†	800	453,816
Yahoo!, Inc.†	2,493	66,912
		520,728
Wireless Equipment — 0.2%
Nokia Oyj ADR	4,600	174,478
QUALCOMM, Inc.	4,526	191,269
		365,747
Total Common Stock (cost $18,998,712)		25,484,637
PREFERRED STOCK — 0.2%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 6.19%*(4)	2,000	41,250

Security Description	Shares/ Principal Amount(16)	Value (Note 2)
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	750	$17,303
Diversified Financial Services — 0.1%
General Electric Capital Corp. 8.00%(9)	2,000	46,100
Finance-Mortgage Loan/Banker — 0.0%
Freddie Mac, Series Y, 6.55%	585	14,689
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 5.47%(4)	2,400	48,744
Telephone-Integrated — 0.0%
AT&T, Inc. 6.38%	1,000	23,820
Total Preferred Stock (cost $215,263)		191,906
ASSET BACKED SECURITIES — 10.3%
Diversified Financial Services — 10.3%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(1)	$900,000	902,178
Asset Securitization Corp., Series 1997-D5, Class A1C 6.75% due 02/14/41(1)	32,530	32,567
Banc of America Commercial Mtg, Inc., Series 2005-6, Class A4 5.18% due 09/10/47(1)(2)	105,000	104,118
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.37% due 05/20/36(3)	97,324	96,791
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(2)(3)	93,820	95,111
Banc of America Large Loan, Series 2006-277A, Class PAA 5.27% due 10/10/45*(1)(2)	145,000	134,757
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.82% due 11/11/41(1)	930,000	896,196
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.20% due 02/11/44(1)	50,000	49,624
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class F 5.75% due 09/11/38*(1)(2)	60,000	53,033
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class G 5.75% due 09/11/38*(1)	33,000	27,761

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class H 5.75% due 02/11/44*(1)(2)	$85,000	$63,253
Chase Mtg. Finance Corp. Series 2007-A2, Class 1A1 4.55% due 07/25/37(2)(3)	150,160	149,296
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(1)(2)	300,000	297,274
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(1)	149,000	145,921
Countrywide Asset-Backed Certs., Series 2006-S6, Class A3 5.66% due 03/25/34	126,000	123,611
Countrywide Home Loans, Series 2007-4, Class 1A1 6.00% due 05/25/37(3)	263,799	256,431
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(3)	236,094	238,393
Crown Castle Towers LLC, Series 2006-1A Class E 6.07% due 11/15/36*(1)(5)	175,000	169,990
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(1)	930,000	890,260
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(1)	600,000	597,220
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 7.10% due 03/06/20*(1)(4)	170,000	165,962
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 4.64% due 04/25/35(2)(3)	450,619	443,785
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 6.01% due 03/25/37(2)(3)	94,728	95,416
Harley-Davidson Motorcycle Trust, Series 2004-3, Class A2 3.20% due 05/15/12	672,799	660,829
Household Automotive Trust, Series 2003-2, Class A4 3.02% due 12/17/10	97,422	96,975
Impac CMB Trust, Series 2005-4, Class 1A1A 5.40% due 06/25/35(3)(4)	350,002	348,886
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(1)	600,000	590,356

Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(1)	$350,000	$345,188
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E 5.84% due 05/12/45*(1)	50,000	50,287
LB-UBS Commercial Mtg. Trust, Series 2007-C6, Class AM 6.11% due 07/17/40(1)	135,000	137,441
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/11/30(1)	240,000	249,040
LB-UBS Commercial Mtg. Trust, Series 2007-C6, Class B 6.24% due 07/17/40(1)(2)	85,000	84,500
Merrill Lynch/ Countrywide Commercial Mtg. Trust, Series 2007-5, Class H 5.92% due 08/25/48*(2)	50,000	38,140
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.52% due 12/25/34(2)(3)	335,575	334,848
Merrill Lynch Mtg. Investors Trust, Series 2004-A1, Class 3A 4.83% due 02/25/34(2)(3)	76,684	75,974
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)	400,000	389,129
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(1)(2)	1,300,000	1,320,576
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(1)	1,390,000	1,328,824
Morgan Stanley Capital I, Series 2006-IQ12, Class D 5.53% due 12/15/43(1)	63,000	58,868
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(3)	228,841	229,440
MortgageIT Trust, Series 2005-4, Class A1 5.41% due 10/25/35(2)(3)	701,425	686,837
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A4 2.76% due 07/15/09	298,236	295,795
Nomura Asset Securities Corp., Series 1998-D6, Class A1C 6.69% due 03/15/30(1)	500,000	531,657
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(5)	80,000	68,000
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	210,000	219,532

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	$220,050	$209,609
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A, Class F 6.09% due 09/15/21*(1)(4)	125,000	123,033
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.55% due 03/25/35(2)(3)	676,439	666,367
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.54% due 01/25/35(2)(3)	849,365	840,080
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR17, Class A2 5.84% due 10/25/36(2)(3)	142,063	143,445
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(2)(3)	54,321	54,976
Total Asset Backed Securities (cost $16,556,246)		16,207,580
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(5)(6)(7) (cost $5,000)	5,000	4,850
CORPORATE BONDS & NOTES — 25.6%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 6.10% due 05/15/12	21,000	21,879
Agricultural Chemicals — 0.0%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	5,000	4,875
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	10,000	10,500
		15,375
Agricultural Operations — 0.4%
Cargill, Inc. Notes 5.60% due 09/15/12*	580,000	584,452
Airlines — 0.6%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	108,801	104,585

Security Description	Principal Amount(16)	Value (Note 2)
Airlines (continued)
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	$20,000	$19,500
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	400,000	399,000
Continental Airlines, Inc. Pass Through Certs. Series 1981-A 6.65% due 03/15/19	52,339	52,815
Continental Airlines, Inc. Pass Through Certs. Class B 6.90% due 04/19/22	65,000	61,588
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1 Class G2 6.26% due 11/20/21	12,908	12,730
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	265,000	265,331
		915,549
Auto-Cars/Light Trucks — 0.2%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.05% due 03/13/09(4)	15,000	14,901
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.50% due 11/15/13	120,000	124,431
Ford Motor Co. Debentures 6.38% due 02/01/29	15,000	11,025
Ford Motor Co. Notes 7.45% due 07/16/31	135,000	105,975
General Motors Corp. Debentures 8.25% due 07/15/23	10,000	8,750
General Motors Corp. Senior Bonds 8.38% due 07/15/33	16,000	14,020
		279,102
Banks-Commercial — 0.1%
American Express Centurion Bank Notes 6.00% due 09/13/17	14,000	13,929
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	15,000	14,818
Compass Bank Notes 5.50% due 04/01/20	30,000	28,668
Compass Bank Sub. Notes 6.40% due 10/01/17	20,000	19,882

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
First Maryland Capital II 6.21% due 02/01/27(4)	$32,000	$29,763
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	23,000	23,182
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	30,000	29,359
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	15,000	15,013
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	30,000	29,779
US Bank NA Notes 3.90% due 08/15/08	6,000	5,908
		210,301
Banks-Super Regional — 1.6%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	190,000	184,135
Bank of America Corp. Senior Notes 5.38% due 09/11/12	180,000	180,973
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	500,000	486,142
Bank Of America Corp. Senior Notes 6.00% due 09/01/17	240,000	245,565
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	63,000	63,105
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	521,000	533,471
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	280,000	282,714
JPMorgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	27,000	27,192
Wachovia Capital Trust III 5.80% due 03/15/11(4)(8)	435,000	432,082
		2,435,379
Brewery — 0.0%
Anheuser-Busch Cos., Inc. Bonds 6.00% due 11/01/41	37,000	35,250
Broadcast Services/Program — 0.4%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	170,000	168,461
Liberty Media LLC Senior Notes 7.75% due 07/15/09	290,000	295,900

Security Description	Principal Amount(16)	Value (Note 2)
Broadcast Services/Program (continued)
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	$10,000	$9,600
Turner Broadcasting Senior Notes 8.38% due 07/01/13	140,000	156,590
		630,551
Building Products-Air & Heating — 0.0%
American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08	13,000	13,062
Building-Residential/Commerical — 0.3%
Centex Corp. Senior Notes 5.45% due 08/15/12	15,000	13,695
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	11,000	10,579
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	285,000	242,286
Pulte Homes, Inc. Company Guar. Notes 7.88% due 08/01/11	20,000	19,149
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	185,000	178,581
		464,290
Cable TV — 0.9%
AT&T Broadband, Inc. Company Guar. Notes 8.38% due 03/15/13	250,000	280,209
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/12	10,000	9,700
CCH I LLC Company Guar. Notes 11.00% due 10/01/15	7,000	7,175
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	20,000	20,850
Comcast Cable Communications, Inc. Company Guar. Notes 8.50% due 05/01/27	80,000	95,689
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	16,000	15,867
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	20,000	19,673
Comcast Corp. Company Guar. Notes 6.30% due 11/15/17	80,000	81,315
Comcast Corp. Company Guar. Notes 6.50% due 11/15/35	250,000	246,862

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Cable TV (continued)
Cox Communications, Inc. Senior Notes 5.45% due 12/15/14	$120,000	$116,414
Cox Communications, Inc. Bonds 6.45% due 12/01/36*	230,000	224,372
Time Warner Cable, Inc. Senior Notes 5.85% due 05/01/17*	65,000	63,193
Time Warner Cable, Inc. Senior Notes 6.55% due 05/01/37*	190,000	186,386
		1,367,705
Casino Hotels — 0.2%
Harrah's Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	150,000	144,000
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	10,000	9,213
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/20*	125,000	125,000
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	10,000	10,350
		288,563
Cellular Telecom — 0.5%
American Cellular Corp. Senior Notes 10.00% due 08/01/11	4,000	4,180
Centennial Communications Corp. Senior Notes 11.11% due 01/01/13(4)	25,000	25,750
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	630,000	681,666
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14*	7,000	7,115
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14*	3,000	3,060
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	25,000	23,868
Rural Cellular Corp. Senior Sub. Notes 8.62% due 06/01/13*(4)	5,000	5,125
		750,764
Chemicals-Diversified — 0.0%
EI Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	9,000	8,655

Security Description	Principal Amount(16)	Value (Note 2)
Chemicals-Diversified (continued)
Lyondell Chemical Co. Company Guar. Notes 8.00% due 09/15/14	$10,000	$11,000
Rohm & Haas Co. Notes 6.00% due 09/15/17	15,000	15,044
		34,699
Chemicals-Specialty — 0.2%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	225,000	210,821
Cytec Industries, Inc. Notes 5.50% due 10/01/10	80,000	80,851
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	15,000	15,975
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	35,000	34,650
		342,297
Coal — 0.2%
Peabody Energy Corp. Company Guar. Notes 6.88% due 03/15/13	300,000	303,000
Commercial Services-Finance — 0.0%
The Western Union Co. Senior Notes 5.40% due 11/17/11	42,000	41,921
Computer Services — 0.2%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	4,875
Computer Sciences Corp. Notes 3.50% due 04/15/08	15,000	14,801
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	260,000	263,090
		282,766
Computers — 0.0%
International Business Machines Corp. Senior Notes 5.70% due 09/14/17	30,000	30,157
Consumer Products-Misc. — 0.0%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	5,000	4,975
Containers-Paper/Plastic — 0.3%
Pactiv Corp. Bonds 7.95% due 12/15/25	65,000	70,332
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	19,000	17,100

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Containers-Paper/Plastic (continued)
Sealed Air Corp. Senior Notes 5.38% due 04/15/08*	$275,000	$274,193
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	50,000	49,125
		410,750
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	10,000	10,200
Diversified Financial Services — 0.3%
AXA Financial, Inc. Senior Notes 6.50% due 04/01/08	15,000	15,083
General Electric Capital Corp. Senior Notes 5.63% due 09/15/17	9,000	8,998
General Electric Capital Corp. Senior Notes 6.15% due 08/01/37	420,000	431,028
		455,109
Diversified Operations — 0.4%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	500,000	455,362
Capmark Financial Group, Inc. Company Guar. Notes 6.30% due 05/10/17*	100,000	87,030
		542,392
Electric-Generation — 0.0%
Bruce Mansfield Unit Trust Pass Through Certs. 6.85% due 06/01/34	33,000	33,079
The AES Corp. Senior Notes 8.88% due 02/15/11	20,000	20,875
		53,954
Electric-Integrated — 1.1%
Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	30,000	29,971
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	30,000	28,090
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	45,000	44,846
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	12,000	12,071
Consumers Energy Co. 1st Mtg. Bonds 4.25% due 04/15/08	30,000	29,788

Security Description	Principal Amount(16)	Value (Note 2)
Electric-Integrated (continued)
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08(9)	$33,000	$33,015
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/66(4)	27,000	26,750
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	15,000	14,418
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	45,000	45,093
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	33,000	33,768
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	15,000	15,150
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	8,945	9,907
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	11,000	10,209
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	440,000	470,968
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	15,000	15,621
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	15,000	16,062
PSI Energy, Inc. Debentures 7.85% due 10/15/07	48,000	48,036
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	47,000	44,978
Southern Energy, Inc. Notes 7.90% due 07/15/09†(5)(6)(7)	30,000	0
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	150,000	149,362
TXU Corp. Senior Notes 4.80% due 11/15/09	280,000	282,453
Union Electric Co. Sec. Notes 6.40% due 06/15/17	320,000	329,772
		1,690,328
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	5,000	5,050
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	10,000	9,300

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors (continued)
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	$30,000	$30,730
		45,080
Electronic Parts Distribution — 0.2%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	350,000	353,389
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	10,000	9,825
Finance-Auto Loans — 0.5%
Ford Motor Credit Co. LLC Notes 5.70% due 01/15/10	130,000	122,252
Ford Motor Credit Co. LLC Senior Notes 5.80% due 01/12/09	7,000	6,761
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	155,000	151,986
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	5,000	4,888
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	20,000	19,033
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	453,000	424,907
		729,827
Finance-Commercial — 0.4%
CIT Group, Inc. Senior Notes 5.13% due 09/30/14	130,000	118,568
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	400,000	371,633
CIT Group, Inc. Notes 5.85% due 09/15/16	130,000	122,452
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	16,000	16,160
		628,813
Finance-Consumer Loans — 0.0%
John Deere Capital Corp. Debentures 5.10% due 01/15/13	18,000	17,724
Finance-Credit Card — 0.1%
Capital One Bank Senior Sub. Notes 6.50% due 06/13/13	19,000	19,257
Discover Financial Services Notes 6.45% due 06/12/17*	75,000	72,761
		92,018

Security Description	Principal Amount(16)	Value (Note 2)
Finance-Investment Banker/Broker — 4.4%
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	$360,000	$364,000
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	10,000	9,639
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	590,000	603,702
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	775,000	755,911
JPMorgan Chase & Co. Senior Notes 5.38% due 01/15/14	30,000	29,800
Lazard Group LLC Senior Notes 6.85% due 06/15/17	520,000	511,643
Lehman Brothers Holdings, Inc. Senior Notes 6.20% due 09/26/14	210,000	210,832
Lehman Brothers Holdings, Inc. Sub. Notes 6.50% due 07/19/17	15,000	15,202
Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due 07/17/37	280,000	277,752
Lehman Brothers Holdings, Inc. Senior Notes 7.00% due 09/27/27	374,000	382,934
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	360,000	338,835
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	600,000	619,075
Morgan Stanley Sub. Notes 4.75% due 04/01/14	490,000	460,267
Morgan Stanley Senior Notes 5.75% due 08/31/12	410,000	410,694
Morgan Stanley Senior Notes 6.25% due 08/28/17	115,000	117,438
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	75,000	73,518
The Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17	330,000	311,509
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	210,000	209,067
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	185,000	192,884
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	360,000	367,880

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	$290,000	$282,965
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	372,000	374,388
		6,919,935
Finance-Mortgage Loan/Banker — 0.4%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	45,000	40,556
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	286,000	268,064
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	144,000	130,315
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	60,000	53,722
Residential Capital LLC Senior Notes 6.50% due 06/01/12	45,000	36,450
Residential Capital LLC Company Guar. Notes 6.50% due 04/17/13	15,000	12,112
Residential Capital LLC Company Guar. Notes 6.88% due 06/30/15	60,000	48,450
		589,669
Finance-Other Services — 0.3%
SB Treasury Co. LLC 9.40% due 06/30/08*(4)(8)	480,000	491,026
Food-Meat Products — 0.2%
Tyson Foods, Inc. Senior Notes 6.60% due 04/01/16	280,000	288,545
Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	120,000	123,894
Kraft Foods, Inc. Senior Notes 7.00% due 08/11/37	33,000	34,620
		158,514
Food-Retail — 0.0%
The Kroger Co. Company Guar. Notes 6.40% due 08/15/17	8,000	8,157
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	5,000	4,844
Gas-Distribution — 0.2%
Energen Corp. Notes 7.63% due 12/15/10	290,000	311,514

Security Description	Principal Amount(16)	Value (Note 2)
Home Furnishings — 0.0%
Simmons Co. Senior Notes 10.00% due 12/15/14(9)	$6,000	$4,785
Hotels/Motels — 0.1%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.25% due 02/15/13	15,000	15,055
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	155,000	150,111
		165,166
Independent Power Producers — 0.0%
Calpine Corp. Sec. Notes 8.75% due 07/15/13*(10)	40,000	43,600
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	25,000	25,063
		68,663
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	15,000	14,948
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	5,000	5,169
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	200,000	198,445
		218,562
Insurance-Life/Health — 0.0%
Americo Life, Inc. Notes 7.88% due 05/01/13*	22,000	22,468
Monumental Global Funding II Notes 5.65% due 07/14/11*	18,000	18,426
		40,894
Insurance-Multi-line — 0.4%
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	120,000	119,960
The Allstate Corp. Senior Notes 7.20% due 12/01/09	38,000	39,753
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	255,000	252,571
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	240,000	233,368
		645,652
Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Bonds 7.50% due 08/15/36*	130,000	133,254

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Insurance-Mutual (continued)
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	$320,000	$310,200
		443,454
Insurance-Property/Casualty — 0.9%
Ace Capital Trust II 9.70% due 04/01/30	260,000	337,589
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(4)	465,000	431,290
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	275,000	297,165
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	142,954
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	20,000	19,292
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	205,766
		1,434,056
Investment Management/Advisor Services — 0.4%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	210,000	209,238
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	450,000	453,859
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*	10,000	9,662
LVB Acquisition Merger Sub, Inc. Senior Sub. Notes 11.63% due 10/15/17*	10,000	9,700
		682,459
Machinery-Farming — 0.0%
Case Corp. Notes 7.25% due 01/15/16	10,000	10,350
Medical Labs & Testing Services — 0.2%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	345,000	355,096
Medical-Drugs — 0.1%
American Home Products Corp. Notes 6.95% due 03/15/11	20,000	20,961
Schering-Plough Corp. Senior Notes 6.00% due 09/15/17	30,000	30,135
Wyeth Bonds 5.50% due 02/01/14	25,000	24,860
		75,956

Security Description	Principal Amount(16)	Value (Note 2)
Medical-HMO — 0.0%
Coventry Health Care, Inc. Senior Notes 5.95% due 03/15/17	$11,000	$10,637
WellPoint, Inc. Notes 3.75% due 12/14/07	17,324	17,261
		27,898
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15*	20,000	20,550
HCA, Inc. Senior Notes 6.25% due 02/15/13	25,000	22,125
HCA, Inc. Sec. Notes 9.13% due 11/15/14*	15,000	15,825
HCA, Inc. Sec. Notes 9.25% due 11/15/16*	35,000	37,188
		95,688
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	370,000	361,870
Metal Processors & Fabrication — 0.0%
Commercial Metals Co. Senior Notes 6.50% due 07/15/17	26,000	26,987
Timken Co. Notes 5.75% due 02/15/10	22,000	22,322
		49,309
Metal-Aluminum — 0.0%
Alcoa, Inc. Notes 6.00% due 01/15/12	18,000	18,358
Alcoa, Inc. Bonds 6.50% due 06/15/18	38,000	39,087
		57,445
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	15,000	16,388
Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	15,000	13,216
Multimedia — 0.8%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	210,000	228,414
Belo Corp. Senior Notes 6.75% due 05/30/13	15,000	15,385

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	$45,000	$48,145
News America, Inc. Debentures 7.28% due 06/30/28	115,000	120,987
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	15,000	15,665
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	145,000	167,870
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	39,000	45,732
Viacom, Inc. Senior Notes 6.25% due 04/30/16	587,000	588,546
Viacom, Inc. Senior Notes 6.88% due 04/30/36	15,000	14,937
		1,245,681
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	14,000	14,470
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	15,000	16,846
		31,316
Office Automation & Equipment — 0.2%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	10,000	10,050
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	51,000	48,929
Pitney Bowes, Inc. Notes 5.75% due 09/15/17	26,000	26,038
Xerox Corp. Senior Notes 5.50% due 05/15/12	275,000	272,370
		357,387
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	30,000	29,712
Apache Corp. Senior Notes 6.25% due 04/15/12	50,000	52,054
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	40,000	41,100
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	20,000	19,700
		142,566

Security Description	Principal Amount(16)	Value (Note 2)
Oil Companies-Integrated — 0.1%
Hess Corp. Bonds 7.88% due 10/01/29	$15,000	$17,241
Marathon Oil Corp. Notes 6.60% due 10/01/37	23,000	23,516
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	59,000	63,827
		104,584
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc.. Company Guar. Notes 6.75% due 05/01/14	36,000	37,524
Oil-Field Services — 0.0%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	5,000	5,038
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37*	24,000	24,650
		29,688
Paper & Related Products — 0.1%
Bowater, Inc. Notes 6.50% due 06/15/13	25,000	18,250
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	5,000	4,875
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	5,000	4,837
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	120,000	116,920
		144,882
Pipelines — 0.3%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	30,000	31,888
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	25,000	25,437
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	15,000	15,564
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	10,050
Kinder Morgan Energy Partners LP Senior Notes 6.00% due 02/01/17	350,000	346,035
ONEOK Partners LP Company Guar. Notes 6.85% due 10/15/37	25,000	25,197

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	$20,000	$21,750
		475,921
Publishing-Newspapers — 0.0%
Knight Ridder, Inc. Debentures 6.88% due 03/15/29	15,000	12,189
Publishing-Periodicals — 0.0%
The Reader's Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	10,000	9,000
Radio — 0.3%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	390,000	396,327
Real Estate Investment Trusts — 2.0%
AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	20,000	19,434
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	90,000	84,132
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	270,000	267,993
Colonial Properties Trust Notes 6.25% due 06/15/14	40,000	39,931
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	300,000	299,960
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	180,000	175,335
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	200,000	193,192
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	460,000	451,411
Kimco Realty Corp. Notes 5.58% due 11/23/15	375,000	363,773
Liberty Property LP Senior Notes 5.63% due 10/01/17	55,000	54,897
Liberty Property LP Senior Notes 7.25% due 03/15/11	200,000	208,245
Liberty Property LP Senior Notes 8.50% due 08/01/10	210,000	224,476

Security Description	Principal Amount(16)	Value (Note 2)
Real Estate Investment Trusts (continued)
New Plan Excel Realty Trust Senior Notes 4.50% due 02/01/11	$27,000	$26,443
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	15,000	14,870
Realty Income Corp. Senior Notes 6.75% due 08/15/19	305,000	305,487
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	9,000	8,552
Simon Property Group LP Notes 5.38% due 08/28/08	8,000	7,954
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	310,000	312,834
Vornado Realty LP Notes 4.50% due 08/15/09	15,000	14,766
		3,073,685
Real Estate Management/Services — 0.3%
AMB Property LP Senior Notes 5.45% due 12/01/10	415,000	411,666
Real Estate Operations & Development — 0.5%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	420,000	405,611
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	130,000	123,313
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	180,000	170,255
Regency Centers LP Senior Notes 5.88% due 06/15/17	20,000	19,301
		718,480
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	10,000	9,250
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	5,000	4,425
		13,675
Rental Auto/Equipment — 0.0%
Erac USA Finance Co. Notes 7.35% due 06/15/08*	40,000	40,436
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	10,000	10,300
		50,736

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	$10,000	$9,075
Retail-Drug Store — 0.4%
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	605,000	590,511
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	30,000	29,074
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	29,509	28,663
		648,248
Retail-Regional Department Stores — 0.3%
JC Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	3,000	2,880
Macy's Retail Holdings, Inc. Company Guar. Notes 5.88% due 01/15/13	480,000	478,074
		480,954
Retail-Restaurants — 0.0%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	5,000	4,550
Savings & Loans/Thrifts — 0.1%
Independence Community Bank Corp. Sub. Notes 3.50% due 06/20/13(4)	16,000	15,744
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	46,000	44,941
Washington Mutual Bank Sub. Notes 5.13% due 01/15/15	50,000	46,570
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	38,000	36,623
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	40,000	39,490
Western Financial Bank Senior Debentures 9.63% due 05/15/12	31,000	33,278
		216,646
School — 0.2%
Massachusetts Institute of Technology Notes 7.25% due 11/02/96	200,000	249,679
Special Purpose Entities — 0.4%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	45,000	42,888

Security Description	Principal Amount(16)	Value (Note 2)
Special Purpose Entities (continued)
Capital One Capital IV 6.75% due 02/17/37(4)	$15,000	$13,376
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	34,000	34,340
Cyrus Reinsurance Holdings SPC Senior Notes 6.36% due 09/01/08*(4)(5)	16,000	15,680
Farmers Exchange Capital Notes 7.05% due 07/15/28*	430,000	428,218
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	13,000	11,824
Pricoa Global Funding I Notes 5.30% due 09/27/13*	30,000	30,152
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	21,000	20,943
		597,421
Steel-Producers — 0.0%
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	30,000	29,788
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	15,000	14,647
United States Steel Corp. Senior Notes 6.05% due 06/01/17	15,000	14,354
United States Steel Corp. Senior Notes 6.65% due 06/01/37	12,000	11,071
		69,860
Telecom Services — 0.3%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	24,000	24,386
Qwest Corp. Senior Notes 7.50% due 10/01/14	15,000	15,600
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	320,000	370,140
		410,126
Telephone-Integrated — 0.8%
Aliant Communications, Inc. Notes 6.75% due 04/01/28	300,000	269,775
AT&T Corp. Senior Notes 7.30% due 11/15/11	14,000	15,040
AT&T, Inc. Notes 6.50% due 09/01/37	320,000	329,951

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
BellSouth Corp. Senior Notes 6.00% due 10/15/11	$50,000	$51,224
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	15,000	15,035
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	5,000	4,925
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	15,000	16,667
SBC Communications, Inc. Notes 5.10% due 09/15/14	250,000	241,914
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	30,000	28,953
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	280,000	296,892
Verizon New York, Inc. Debentures 6.88% due 04/01/12	27,000	28,442
		1,298,818
Television — 0.3%
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	170,000	180,469
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	210,000	227,226
Paxson Communication Corp. Senior Sec. Notes 11.61% due 01/15/13*(4)	15,000	15,300
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	5,000	4,612
		427,607
Tobacco — 0.4%
Altria Group, Inc. Senior Notes 7.00% due 11/04/13	515,000	559,664
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	2,895	2,844
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	70,730	81,339
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	15,226	16,006
		100,189

Security Description	Principal Amount(16)	Value (Note 2)
Transport-Rail — 0.0%
BNSF Funding Trust I 6.61% due 12/15/55(4)	$30,000	$27,063
CSX Corp. Senior Notes 6.25% due 03/15/18	30,000	30,158
Union Pacific Corp. Notes 3.88% due 02/15/09	5,000	4,897
		62,118
Transport-Services — 0.1%
Federal Express Corp. Pass Through Certs. Series 1981A, Class A 6.72% due 01/15/22	136,817	143,385
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	15,000	15,168
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	20,000	19,200
Ryder System, Inc. Notes 5.85% due 03/01/14	8,000	8,064
		185,817
Travel Service — 0.0%
Travelport LLC Company Guar. Notes 10.25% due 09/01/14(4)	5,000	5,000
Total Corporate Bonds & Notes (cost $40,412,826)		40,211,636
FOREIGN CORPORATE BONDS & NOTES — 6.3%
Agricultural Chemicals — 0.2%
Agrium, Inc. Senior Notes 7.13% due 05/23/36	370,000	376,194
Airport Development/Maintenance — 0.2%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	260,907	266,316
Banks-Commercial — 1.0%
Caisse Nationale des Caisses d'Epargne et de Prevoyance Notes 4.93% due 12/30/09(4)(8)	23,000	18,457
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	30,000	30,196
ICICI Bank, Ltd. Notes 6.63% due 10/03/12*	130,000	129,891
Overseas-Chinese Banking Sub. Notes 7.75% due 09/06/11*	330,000	354,706
Royal Bank of Scotland Group PLC Bonds 6.99% due 10/05/17*(4)(8)	30,000	30,561

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Russian Agricultural Bank Bonds 6.30% due 05/15/17*	$245,000	$230,643
Russian Agricultural Bank Bonds 7.18% due 05/16/13	275,000	281,187
Societe Generale Sub. Notes 5.92% due 04/05/17*(4)(8)	15,000	14,210
Standard Chartered Bank Sub. Notes 6.40% due 09/26/17*	105,000	105,159
VTB Capital SA Senior Notes 6.25% due 07/02/35*	350,000	342,615
		1,537,625
Banks-Money Center — 0.4%
HBOS Capital Funding LP Bank Guar. Bonds 6.85% due 03/23/09(8)	38,000	36,195
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	605,000	600,302
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(8)	35,000	36,455
National Westminster Bank PLC Sub. Notes 7.75% due 10/16/07(4)(8)	13,000	13,025
		685,977
Brewery — 0.5%
CIA Brasileira De Bebida Notes 8.75% due 09/15/13	250,000	286,562
CIA Brasileira de Bebidas Company Guar. Notes 10.50% due 12/15/11	160,000	188,600
SABMiller PLC Notes 6.50% due 07/01/16*	290,000	297,145
		772,307
Building Products-Cement — 0.0%
C8 Capital SPV, Ltd. Notes 6.64% due 12/31/14*(4)(8)	52,000	50,542
Cellular Telecom — 0.0%
America Movil SA de CV Bonds 6.38% due 03/01/35	18,000	17,672
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(5)(7)	20,000	0

Security Description	Principal Amount(16)	Value (Note 2)
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	$15,000	$14,917
Diversified Financial Services — 0.0%
CIT Group Funding Co. of Canada Company Guar. Notes 5.20% due 06/01/15	26,000	23,607
Diversified Manufacturing Operations — 0.0%
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	30,000	30,283
Diversified Minerals — 0.2%
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/36	235,000	242,113
Diversified Operations — 0.3%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	20,000	22,333
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	350,000	393,514
		415,847
Electric-Generation — 0.3%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	420,000	415,753
Electric-Integrated — 0.3%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	24,000	25,373
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	9,000	9,033
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	345,000	351,306
		385,712
Finance-Other Services — 0.0%
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*	18,000	17,280
Food-Retail — 0.0%
Delhaize Group Notes 6.50% due 06/15/17*	24,000	24,205
Gas-Distribution — 0.0%
Nakilat, Inc. Sec. Notes 6.07% due 12/31/33*	20,000	19,297
Insurance-Multi-line — 0.4%
Aegon NV Sub. Bonds 5.86% due 07/15/14(4)(8)	33,000	25,740

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)
AXA SA Sub. Notes 6.38% due 12/14/36*(4)(8)	$23,000	$20,738
AXA SA Sub. Notes 8.60% due 12/15/30	430,000	511,763
ING Groep NV Bonds 5.78% due 12/08/15(4)(8)	38,000	35,904
		594,145
Insurance-Property/Casualty — 0.2%
Xl Capital (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	230,000	238,532
Investment Companies — 0.0%
Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*	29,000	28,744
Medical-Drugs — 0.2%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	15,000	13,725
AstraZeneca PLC Notes 6.45% due 09/15/37	337,000	349,424
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	15,000	14,700
		377,849
Metal-Aluminum — 0.0%
Alcan, Inc. Notes 6.13% due 12/15/33	23,000	22,086
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	126,000	131,078
Multimedia — 0.0%
The Thomson Corp. Notes 5.70% due 10/01/14	30,000	29,746
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Bonds 6.40% due 05/15/37	25,000	24,294
Paper & Related Products — 0.1%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	10,000	8,250
Alto Parana SA Company Guar. Notes 6.38% due 06/09/17*	65,000	67,138
		75,388

Security Description	Principal Amount(16)	Value (Note 2)
Pipelines — 0.0%
Enbridge, Inc. Bonds 5.80% due 06/15/14	$47,000	$46,843
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	27,000	24,542
		71,385
Real Estate Operations & Development — 0.0%
Brascan Corp. Notes 8.13% due 12/15/08	33,000	34,265
Satellite Telecom — 0.0%
Intelsat Bermuda, Ltd. Company Guar. Notes 8.89% due 01/15/15(4)	15,000	15,150
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13	10,000	7,600
		22,750
Special Purpose Entities — 0.7%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(8)	40,000	36,983
National Gas Co. Notes 6.05% due 01/15/36*	190,000	179,963
Petroleum Export, Ltd. Senior Notes 5.27% due 06/15/11*	243,425	243,922
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08	15,000	14,688
UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13	555,000	574,430
		1,049,986
Telecom Services — 0.0%
Telenet Group Holdings NV Notes 11.50% due 06/15/14*(9)	5,000	4,950
TELUS Corp. Notes 8.00% due 06/01/11	38,000	41,124
		46,074
Telephone-Integrated — 0.9%
British Telecommunications PLC Bonds 8.63% due 12/15/30	30,000	39,726
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	270,000	289,219
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	190,000	232,591

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
France Telecom SA Bonds 7.75% due 03/01/11		$220,000	$236,483
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15		10,000	9,493
Telecom Italia Capital SA Company Guar. Notes 6.00% due 09/30/34		200,000	185,963
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11		360,000	368,890
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/17		24,000	24,245
			1,386,610
Transport-Marine — 0.3%
DP World, Ltd. Bonds 6.85% due 07/02/37*		463,000	459,863
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 6.38% due 10/15/11		30,000	31,138
Canadian National Railway Co. Debentures 6.38% due 11/15/37		16,000	16,192
			47,330
Total Foreign Corporate Bonds & Notes (cost $10,009,373)			9,935,772
FOREIGN GOVERNMENT AGENCIES — 4.1%
Sovereign — 4.1%
Federal Republic of Brazil Bonds 6.43% due 01/05/16		2,125,000	1,347,688
Federal Republic of Brazil Notes 8.00% due 01/15/18		20,000	22,320
Federal Republic of Brazil Notes 10.00% due 01/01/17	BRL	4,700,000	2,414,813
Federal Republic of Brazil Bonds 10.50% due 07/14/14		35,000	44,275
Province of Quebec Debentures 7.50% due 09/15/29		41,000	51,023
Republic of Argentina Notes 11.06% due 02/20/08(4)	ARS	2,458,400	792,745
Republic of Argentina Bonds 5.39% due 08/03/12(4)		50,000	28,350
Republic of Argentina Notes 8.28% due 12/31/33		81,267	73,750

Security Description	Principal Amount(16)		Value (Note 2)
Sovereign (continued)
Republic of Turkey Notes 9.00% due 06/30/11		$35,000	$38,413
Republic of Turkey Senior Notes 11.88% due 01/15/30		100,000	155,250
Republic of Venezuela Notes 8.50% due 10/08/14		20,000	20,050
Republic of Venezuela Bonds 9.25% due 09/15/27		150,000	155,250
Russian Federation Bonds 7.50% due 03/31/30*(9)		19,800	22,127
Russian Federation Bonds 7.50% due 03/31/30(9)		99,000	111,662
Russian Federation Notes 8.25% due 03/31/10		8,334	8,663
United Mexican States Notes 6.75% due 09/27/34		315,000	342,562
United Mexican States Bonds 7.25% due 12/15/16	MXN	8,800,000	769,338
Total Foreign Government Agencies (cost $6,055,422)			6,398,279
LOANS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank BTL-B 8.23% due 12/15/13(11)(12) (cost $218,350)		218,350	212,285
MUNICIPAL BONDS & NOTES — 0.2%
Phoenix, Arizona, Civic Improvement Corp. Excise Tax Revenue 6.30% due 07/01/08		100,000	101,181
Southern California Public Power Authority Power Project, Series B 6.93% due 05/15/17		125,000	140,387
Total Municipal Bonds & Notes (cost $228,828)			241,568
U.S. GOVERNMENT AGENCIES — 36.3%
Federal Home Loan Mtg. Corp. — 8.8%
5.00% due 12/01/20		41,344	40,538
5.00% due 05/01/21		1,753,338	1,719,127
5.00% due 07/01/21		208,005	203,942
5.00% due 10/01/33		61,831	59,266
5.00% due 05/01/34		233,936	223,736
5.00% due 06/01/34		150,924	144,344
5.00% due 02/01/35		354,065	338,297
5.00% due 07/01/35		97,666	93,316
5.00% due 08/01/35		129,339	123,580

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
5.00% due 09/01/35	$422,903	$404,070
5.00% due 11/01/35	88,257	84,327
5.00% due 12/01/35	906,307	865,947
5.00% due 06/01/37	1,409,929	1,344,893
5.00% due 07/01/37	1,684,258	1,606,568
5.50% due 07/01/34	91,016	89,307
5.50% due 07/01/35	107,399	105,293
5.50% due 04/01/37	99,404	97,335
5.50% due 05/01/37	92,264	90,344
5.50% due 06/01/37	376,120	368,291
5.50% due 08/01/37	872,544	854,382
5.71% due 08/01/36(4)	316,711	317,497
5.81% due 01/01/37(4)	102,699	102,767
5.82% due 01/01/37(4)	60,728	61,160
5.98% due 10/01/36(4)	180,232	180,416
6.00% due 09/01/26	419,429	421,596
6.00% due 12/01/33	131,362	132,101
6.00% due 08/01/36	46,798	46,862
6.00% due October TBA	218,000	218,205
6.50% due 05/01/16	9,375	9,624
6.50% due 05/01/29	23,700	24,319
6.50% due 11/01/34	27,734	28,318
6.50% due 03/01/36	66,370	67,573
6.50% due 05/01/36	1,800	1,832
6.50% due October TBA	2,900,000	2,952,563
7.00% due 04/01/32	22,389	23,211
8.50% due 11/01/08	3,309	3,340
8.50% due 12/01/19	36	39
Federal Home Loan Mtg. Corp.,
REMIC Series 2635, Class NJ 3.00% due 03/15/17(3)	179,894	171,764
Federal Home Loan Mtg. Corp.,
REMIC Series 2586, Class NK 3.50% due 08/15/16(3)	78,287	76,142
Federal Home Loan Mtg. Corp.,
REMIC Series 3349, Class HB 5.50% due 06/15/31(3)	79,000	78,782
Federal Home Loan Mtg. Corp.,
REMIC Series 1577, Class PK 6.50% due 09/15/23(3)	96,000	99,964
Federal Home Loan Mtg. Corp.,
REMIC Series 1226, Class Z 7.75% due 03/15/22(3)	7,122	7,108
		13,882,086
Federal National Mtg. Assoc. — 25.8%
4.56% due 01/01/15	871,091	834,601
4.75% due 12/15/10	15,000	15,133
4.85% due 11/01/15	828,719	806,437
5.00% due 03/01/18	77,639	76,317
5.00% due 06/01/19	22,943	22,530
5.00% due 09/01/35	684,375	653,879
5.00% due 10/01/35	2,556,237	2,442,329
5.00% due 01/01/37	293,442	279,906
5.00% due October TBA	2,400,000	2,352,000
5.00% due October TBA	3,325,000	3,171,219
5.50% due 06/01/20	32,158	32,095
5.50% due 06/01/20	457,455	456,564
5.50% due 07/01/20	363,913	363,204

Security Description	Principal Amount(16)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
5.50% due 03/01/21	$402,862	$402,077
5.50% due 04/01/21	590,716	589,435
5.50% due 06/01/21	367,990	367,192
5.50% due 09/01/21	421,578	420,663
5.50% due 12/01/21	974,182	972,070
5.50% due 02/01/22	451,639	450,591
5.50% due 06/01/22	327,588	326,828
5.50% due 12/01/33	215,777	211,955
5.50% due 05/01/34	25,028	24,584
5.50% due 06/01/34	68,323	67,059
5.50% due 12/01/35	156,202	153,183
5.50% due 02/01/36(4)	73,859	74,186
5.50% due 06/01/36	4,751,897	4,669,310
5.50% due 11/01/36	163,916	160,584
5.50% due 11/01/36	159,824	156,574
5.50% due 12/01/36	47,164	46,205
5.50% due 12/01/36	235,779	228,587
5.50% due 03/01/37	799,369	782,980
5.50% due 06/01/37	1,430,405	1,401,079
5.50% due 07/01/37	1,994,570	1,953,628
5.50% due October TBA	3,000,000	2,992,500
5.92% due 10/01/11	441,066	450,787
6.00% due 06/01/17	34,684	35,221
6.00% due 07/01/21	1,097,697	1,112,411
6.00% due 07/01/21	20,129	20,399
6.00% due 08/01/21	673,696	682,726
6.00% due 09/01/21	50,953	51,636
6.00% due 08/01/22	3,818,903	3,870,390
6.00% due 06/01/26	289,422	291,000
6.00% due 03/01/27	343,544	345,346
6.00% due 12/01/33	106,045	106,580
6.00% due 05/01/34	86,165	86,481
6.00% due 07/01/34	10,495	10,544
6.00% due 11/01/36	227,986	226,481
6.00% due October TBA	241,000	237,648
6.06% due 09/01/11	269,241	276,719
6.11% due 05/01/11	261,130	267,866
6.36% due 07/01/08	44,203	44,081
6.43% due 01/01/08	21,654	21,577
6.50% due 08/01/16	26,601	27,296
6.50% due 09/01/26	1,505,083	1,536,057
6.50% due 09/01/32	49,242	50,432
6.50% due 04/01/34	13,760	14,054
6.50% due 11/01/35	77,751	79,260
6.50% due 02/01/36	398,521	405,834
6.50% due 06/01/36	27,925	28,437
6.50% due 07/01/36	41,233	41,990
6.50% due 09/01/36	91,819	93,504
6.50% due 10/01/36	1,109,456	1,129,815
6.50% due 11/01/36	56,142	57,172
6.52% due 02/01/11	278,418	286,467
7.00% due October TBA	659,000	680,006
		40,525,701
Government National Mtg. Assoc. — 1.7%
4.50% due 10/15/35	245,909	231,041
4.50% due 05/15/36	553,716	520,109
5.50% due 04/15/36	359,052	354,097
6.00% due 02/15/33	82,179	82,858

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.50% due 07/15/28	$984,566	$1,010,315
6.50% due 08/15/28	42,986	44,110
6.50% due 09/15/28	93,623	96,071
6.50% due 11/15/28	77,471	79,497
7.00% due 11/15/31	22,015	23,047
7.00% due 01/15/33	35,149	36,800
7.00% due 05/15/33	50,499	52,872
7.50% due 01/15/32	21,586	22,647
8.00% due 02/15/30	5,191	5,522
8.50% due 11/15/17	2,866	3,062
8.50% due 11/15/17	1,124	1,201
9.00% due 11/15/21	1,157	1,250
Government National Mtg. Assoc.,
Series 2005-74 Class HB 7.50% due 09/15/35(3)	15,815	16,838
Government National Mtg. Assoc.,
Series 2005-74 Class HC 7.50% due 09/16/35(3)	9,223	9,775
Government National Mtg. Assoc.,
Series 2005-74, Class HA 7.50% due 09/16/35(3)	2,138	2,225
		2,593,337
Overseas Private Investment Corp. — 0.0%
6.99% due 01/15/09	16,111	16,410
Total U.S. Government Agencies (cost $57,108,426)		57,017,534
U.S. GOVERNMENT TREASURIES — 0.4%
United States Treasury Bonds — 0.2%
6.25% due 08/15/23(13)	320,000	367,625
United States Treasury Notes — 0.2%
3.25% due 08/15/08(13)	300,000	297,820
Total U.S. Government Treasuries (cost $657,572)		665,445
Total Long-Term Investment Securities (cost $150,466,018)		156,571,492
REPURCHASE AGREEMENT — 7.8%
UBS Securities, LLC Joint Repurchase Agreement(14) (cost $12,285,000)	12,285,000	12,285,000
TOTAL INVESTMENTS (cost $162,751,018) (15)	107.5%	168,856,492
Liabilities in excess of other assets	(7.5)	(11,719,813)
NET ASSETS	100.0%	$157,136,679
BONDS & NOTES SOLD SHORT — (0.3%)
U S. Government Agencies — (0.3%)
Federal National Mtg. Assoc. 5.00% due October TBA	$(218,000)	$(207,917)
Federal National Mtg. Assoc. 6.00% due October TBA	(241,000)	(237,648)
(Proceeds$(447,525))		$(445,565)

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

The Portfolio has no right to demand registration of these securities. At September 30, 2007, the aggregate value of these securities was $10,694,432 representing 6.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Commercial Mortgage Backed Security

(2)  Variable Rate Security — the rate reflected is as of September 30, 2007, maturity date reflects the stated maturity date.

(3)  Collateralized Mortgaged Obligation

(4)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2007.

(5)  Fair valued security; see Note 2

(6)  To the extent permitted by the Statement of Additional Information, the Multi-Managed Income Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2007, the Multi-Managed Income Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc. 7.50% due 8/15/09	8/11/05	5,000	$5,000	$4,850	$97.00	0.00%
Southern Energy, Inc. 7.90% due 7/15/09	1/10/06	30,000	0	0	0	0.00%
					$4,850	0.00%

(7)  Illiquid security

(8)  Perpetual maturity — maturity date reflects the next call date.

(9)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(10)  Company has filed Chapter 11 bankruptcy protection.

(11)  Senior Loans in the Fund's Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because they may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(12)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(14)  See Note 2 for details of Joint Repurchase Agreements.

(15)  See Note 4 for cost of investments on a tax basis.

(16)  Denominted in United States Dollars unless otherwise indicated.

ADR — American Depository Receipt

BTL — Bank Term Loan

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal andmaturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of September 30, 2007	Unrealized Appreciation (Depreciation)
61	Long	U. S. Treasury 5 YR Notes	December 2007	$6,536,531	$6,528,906	$(7,625)
4	Short	U. S. Treasury Bonds	December 2007	450,370	445,375	4,995
48	Long	U. S. Treasury 10 YR Notes	December 2007	5,291,997	5,245,500	(46,497)
68	Long	U. S. Treasury 2 YR Notes	December 2007	14,074,334	14,079,188	4,854
72	Short	Australian 10 YR Bonds	December 2007	44,451,167	44,329,300	121,867
14	Short	Canadian 10 YR Bonds	December 2007	1,581,532	1,583,999	(2,467)
						$75,127

Open Bond Forward Contracts

Description	Principal Amount		Delivery Date	Value at Trade Date	Value as of September 30, 2007	Unrealized Appreciation/ (Depreciation)
Canadian Government Bond 4.00% due 06/01/17	CAD	(2,820,000)	10/15/07	$(2,572,649)	$(2,761,075)	$(188,426)
Swedish Government Bond 3.00% due 07/12/16	SEK	(27,900,000)	10/15/07	(3,908,591)	(3,926,827)	(18,236)
Japanese Government Bond Series 280 1.90% due 06/20/16	JPY	(186,350,000)	10/5/07	(1,591,734)	(1,663,269)	(71,535)
Japanese Government Bond Series 280 1.90% due 06/20/16	JPY	(357,250,000)	10/5/07	(3,035,627)	(3,187,405)	(151,778)
United States Treasury Notes 4.50% due 05/15/17		2,685,000	10/30/07	2,660,741	2,672,437	11,696
United States Treasury Notes 4.75% due 08/15/17		3,700,000	10/15/07	3,724,624	3,682,687	(41,937)
						$(460,216)

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
	USD	2,353,591	AUD	2,675,000	12/19/07	$12,060
	USD	1,180,337	MYR	4,130,000	12/19/07	38,383
						50,443
Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized (Depreciation)
	BRL	6,857,000	USD	3,485,133	12/19/07	$(233,178)
	CAD	2,360,000	USD	2,369,978	12/19/07	(4,935)
*	MXN	8,636,000	USD	776,148	12/19/07	(9,306)
*	USD	786,937	MXN	8,636,000	12/19/07	(1,482)
	USD	774,452	IDR	7,063,000,000	10/19/07	(3,409)
						(252,310)
Net Unrealized Appreciation (Depreciation)						$(201,867)

*  Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

ARS — Argentina Peso

AUD — Austalian Dollar

BRL — Brazil Real

CAD — Canadian Dollar

IDR — Indonesian Rupiah

JPY — Japanese Yen

MXN— Mexican Peso

MYR— Malaysian Ringgit

SEK — Swedish Krona

USD — United States Dollar

See Notes to Financial Statements

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited)

Industry Allocation*
Banks-Commercial	4.9%
Oil Companies-Integrated	4.8
Diversified Financial Services	3.2
Medical-Drugs	3.2
Federal National Mtg. Assoc.	2.8
Telephone-Integrated	2.7
Finance-Investment Banker/Broker	2.1
Electric-Integrated	1.9
Special Purpose Entities	1.9
Insurance-Multi-line	1.7
Aerospace/Defense	1.6
Diversified Manufacturing Operations	1.6
Steel-Producers	1.6
Banks-Super Regional	1.5
Computers	1.5
Insurance-Property/Casualty	1.5
Tobacco	1.5
Index Fund-Large Cap	1.4
Medical-HMO	1.4
Asset-Backed Commercial Paper	1.3
Federal Home Loan Mtg. Corp.	1.3
Repurchase Agreements	1.3
Airlines	1.1
Electronic Components-Semiconductors	1.1
Networking Products	1.1
Brewery	1.0
Electric Products-Misc.	1.0
Enterprise Software/Service	1.0
Food-Retail	1.0
Medical Products	1.0
Real Estate Investment Trusts	1.0
Medical-Biomedical/Gene	0.9
Retail-Discount	0.9
Retail-Restaurants	0.9
Wireless Equipment	0.9
Applications Software	0.8
Chemicals-Diversified	0.8
Diversified Minerals	0.8
Food-Misc.	0.8
Oil-Field Services	0.8
Retail-Apparel/Shoe	0.8
Building-Heavy Construction	0.7
Cosmetics & Toiletries	0.7
Machinery-General Industrial	0.7
Auto-Cars/Light Trucks	0.6
Building & Construction-Misc.	0.6
Cable TV	0.6
Cellular Telecom	0.6
Computer Services	0.6
Index Fund-Small Cap	0.6
Multimedia	0.6
Oil Companies-Exploration & Production	0.6
Telecom Services	0.6
Auto/Truck Parts & Equipment-Original	0.5
Computer Aided Design	0.5
Electronic Components-Misc.	0.5
Gas-Distribution	0.5
Investment Management/Advisor Services	0.5
Real Estate Management/Services	0.5
Savings & Loans/Thrifts	0.5

Transport-Marine	0.5%
Aerospace/Defense-Equipment	0.4
Diversified Operations	0.4
Engines-Internal Combustion	0.4
Government National Mtg. Assoc.	0.4
Health Care Cost Containment	0.4
Human Resources	0.4
Internet Security	0.4
Metal-Copper	0.4
Oil Refining & Marketing	0.4
Semiconductor Equipment	0.4
Agricultural Chemicals	0.3
Apparel Manufacturers	0.3
Beverages-Non-alcoholic	0.3
Building & Construction Products-Misc.	0.3
Chemicals-Specialty	0.3
Commercial Services-Finance	0.3
Data Processing/Management	0.3
E-Commerce/Products	0.3
E-Commerce/Services	0.3
Finance-Auto Loans	0.3
Finance-Leasing Companies	0.3
Finance-Other Services	0.3
Footwear & Related Apparel	0.3
Import/Export	0.3
Index Fund	0.3
Instruments-Scientific	0.3
Insurance-Reinsurance	0.3
Office Automation & Equipment	0.3
Pipelines	0.3
Real Estate Operations & Development	0.3
Semiconductors Components-Intergrated Circuits	0.3
Toys	0.3
Transport-Rail	0.3
Venture Capital	0.3
Audio/Video Products	0.2
Broadcast Services/Program	0.2
Building-Residential/Commerical	0.2
Coal	0.2
Coatings/Paint	0.2
Commercial Services	0.2
Consumer Products-Misc.	0.2
Distribution/Wholesale	0.2
Electric-Generation	0.2
Electronic Connectors	0.2
Engineering/R&D Services	0.2
Finance-Consumer Loans	0.2
Finance-Credit Card	0.2
Food-Wholesale/Distribution	0.2
Gambling (Non-Hotel)	0.2
Home Furnishings	0.2
Medical Laser Systems	0.2
Metal Processors & Fabrication	0.2
Metal-Diversified	0.2
Metal-Iron	0.2
Office Furnishings-Original	0.2
Oil & Gas Drilling	0.2
Oil Field Machinery & Equipment	0.2
Paper & Related Products	0.2
Publishing-Periodicals	0.2

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Industry Allocation*
Retail-Major Department Stores	0.2%
Schools	0.2
Television	0.2
Water	0.2
Wire & Cable Products	0.2
Advanced Materials	0.1
Advertising Agencies	0.1
Advertising Services	0.1
Athletic Footwear	0.1
Banks-Fiduciary	0.1
Batteries/Battery Systems	0.1
Building Products-Cement	0.1
Building Products-Light Fixtures	0.1
Casino Hotels	0.1
Circuit Boards	0.1
Computers-Integrated Systems	0.1
Computers-Memory Devices	0.1
Consulting Services	0.1
Containers-Metal/Glass	0.1
Containers-Paper/Plastic	0.1
Decision Support Software	0.1
Diagnostic Kits	0.1
Direct Marketing	0.1
Electronic Design Automation	0.1
Electronic Measurement Instruments	0.1
Electronic Parts Distribution	0.1
Electronic Security Devices	0.1
Energy-Alternate Sources	0.1
Financial Guarantee Insurance	0.1
Fisheries	0.1
Food-Dairy Products	0.1
Food-Meat Products	0.1
Garden Products	0.1
Independent Power Producers	0.1
Industrial Audio & Video Products	0.1
Insurance-Life/Health	0.1
Internet Application Software	0.1
Internet Financial Services	0.1
Internet Infrastructure Software	0.1
Intimate Apparel	0.1
Investment Companies	0.1
Lasers-System/Components	0.1
Machinery-Farming	0.1
Machinery-Material Handling	0.1
Medical-Generic Drugs	0.1
Medical-Hospitals	0.1
Medical-Outpatient/Home Medical	0.1
Mid Cap Equity Funds	0.1
Miscellaneous Manufacturing	0.1
Non-Ferrous Metals	0.1
Petrochemicals	0.1
Power Converter/Supply Equipment	0.1
Printing-Commercial	0.1
Publishing-Books	0.1
Recreational Vehicles	0.1
Rental Auto/Equipment	0.1
Research & Development	0.1
Retail-Computer Equipment	0.1
Retail-Drug Store	0.1
Retail-Hypermarkets	0.1

Retail-Pawn Shops	0.1%
Rubber/Plastic Products	0.1
Satellite Telecom	0.1
Seismic Data Collection	0.1
Shipbuilding	0.1
Soap & Cleaning Preparation	0.1
Sugar	0.1
Telecommunication Equipment	0.1
Textile-Apparel	0.1
Textile-Products	0.1
Therapeutics	0.1
Transport-Services	0.1
Travel Services	0.1
Vitamins & Nutrition Products	0.1
Web Portals/ISP	0.1
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 81.8%
Advanced Materials — 0.0%
Ceradyne, Inc.†	1,457	$110,353
Advertising Agency — 0.1%
Omnicom Group, Inc.	5,313	255,502
Advertising Services — 0.1%
Aegis Group PLC	67,267	172,035
inVentiv Health, Inc.†	3,941	172,695
		344,730
Aerospace/Defense — 1.5%
BAE Systems PLC	27,114	273,770
Boeing Co.	19,758	2,074,393
Lockheed Martin Corp.	14,476	1,570,501
MTU Aero Engines Holding AG	713	43,413
Northrop Grumman Corp.	2,351	183,378
Raytheon Co.	18,089	1,154,440
Teledyne Technologies, Inc.†	3,301	176,240
United Industrial Corp.	4,988	375,397
		5,851,532
Aerospace/Defense-Equipment — 0.4%
CAE, Inc.	6,320	85,080
Curtiss-Wright Corp.	2,574	122,265
European Aeronautic Defense and Space Co.	4,347	133,642
HEICO Corp.	2,776	137,023
Moog, Inc., Class A†	7,445	327,133
Orbital Sciences Corp.†	12,174	270,750
United Technologies Corp.	7,237	582,434
		1,658,327
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	11,166	847,611
Monsanto Co.	5,180	444,133
		1,291,744
Agricultural Operations — 0.0%
Chaoda Modern Agriculture	214,000	173,152
Airlines — 1.1%
Air Arabia†	588,371	214,754
Alaska Air Group, Inc.†	717	16,555
British Airways PLC†	197,303	1,547,110
Continental Airlines, Inc., Class B†	21,824	720,847
Deutsche Lufthansa AG	2,252	64,771
ExpressJet Holdings, Inc.†	35,366	109,281
Northwest Airlines Corp.†	3,851	68,548
Republic Airways Holdings, Inc.†	13,382	283,297
Singapore Airlines, Ltd.	15,870	198,709
Skywest, Inc.	14,269	359,151
UAL Corp.†	19,580	911,057
		4,494,080
Apparel Manufacturers — 0.3%
Gildan Activewear, Inc.†	2,180	86,332
Guess ?, Inc.	6,756	331,247
Gymboree Corp.†	5,152	181,556
Maidenform Brands, Inc.†	8,014	127,262

Security Description	Shares	Value (Note 2)
Apparel Manufacturers (continued)
Phillips-Van Heusen	10,458	$548,836
True Religion Apparel, Inc.†	3,665	64,504
		1,339,737
Applications Software — 0.8%
Actuate Corp.†	14,996	96,724
Compuware Corp.†	22,103	177,266
EPIQ Systems, Inc.†	6,414	120,711
Intuit, Inc.†	16,689	505,677
Microsoft Corp.	78,219	2,304,332
Progress Software Corp.†	566	17,150
Verint Systems, Inc.†	2,676	69,576
		3,291,436
Athletic Footwear — 0.1%
Adidas AG	2,073	135,975
NIKE, Inc., Class B	6,386	374,603
		510,578
Auction House/Art Dealer — 0.0%
Sotheby's	2,385	113,979
Audio/Video Products — 0.2%
Matsushita Electric Industrial Co., Ltd.	23,000	431,507
Sony Corp.	9,600	465,520
		897,027
Auto-Cars/Light Trucks — 0.5%
Dongfeng Motor Group Co., Ltd.	464,000	406,470
Fiat SpA	30,289	916,073
Suzuki Motor Corp.	3,600	106,560
Toyota Motor Corp.	1,800	106,247
Volkswagen AG	1,410	318,678
		1,854,028
Auto/Truck Parts & Equipment-Original — 0.4%
Accuride Corp.†	10,807	130,873
Aisin Seiki Co., Ltd.	7,500	299,699
American Axle & Manufacturing Holdings, Inc.	1,543	38,961
Autoliv, Inc.	6,267	374,453
Lear Corp.†	612	19,645
Spartan Motors, Inc.	5,896	99,230
Valeo SA	9,239	514,063
		1,476,924
Banks-Commercial — 4.8%
Allied Irish Banks PLC	12,335	299,015
Australia and New Zealand Banking Group, Ltd.	16,314	429,944
Banco Latinoamericano de Exportaciones SA	5,128	93,227
Bank of Cyprus Public Co., Ltd.	4,810	84,912
Banner Corp.	2,294	78,891
Barclays PLC	93,339	1,137,235
Bco Do Brasil Sa	11,900	200,541
BNP Paribas SA	13,342	1,459,980
Center Financial Corp.	3,770	52,441
China Merchants Bank Co., Ltd.	16,000	70,287

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Banks-Commercial (continued)
Citizens Republic Bancorp.	6,002	$96,692
City Bank	3,202	91,961
City Holding Co.	2,198	80,029
Commerzbank AG	3,157	127,804
Corus Bankshares, Inc.	4,155	54,098
DBS Group Holdings, Ltd.	36,141	525,510
Deutsche Bank AG	1,809	233,139
Dexia SA	1,887	57,152
First Community Bancorp	623	34,084
First Midwest Bancorp, Inc.	3,446	117,715
First Regional Bancorp†	2,102	51,562
FirstMerit Corp.	7,999	158,060
Frontier Financial Corp.	2,146	50,066
Fukuoka Financial Group, Inc.	38,000	222,644
Hancock Holding Co.	2,933	117,555
HBOS PLC	47,616	890,926
Imperial Capital Bancorp, Inc.	1,625	45,906
Industrial & Commercial Bank of China	622,000	434,464
Intervest Bancshares Corp.	2,676	66,231
Julius Baer Holding AG	2,377	177,726
KBC Groep NV	13,528	1,861,123
Mitsubishi UFJ Financial Group, Inc.(9)	49,000	424,600
Mizuho Financial Group, Inc.	74	421,974
Nara BanCorp., Inc.	4,256	66,479
National Penn Bancshares, Inc.	5,792	94,757
Nordea Bank AB	118,000	2,056,362
Old National Bancorp	11,953	198,061
Pacific Capital Bancorp	14,837	390,213
Preferred Bank Los Angeles California	2,294	90,246
Provident Bankshares Corp.	5,551	173,913
Royal Bank of Scotland Group PLC	58,045	623,490
Societe Generale	10,520	1,765,317
Southwest Bancorp, Inc.	3,770	70,951
Standard Bank Group, Ltd.	31,414	453,520
Sterling Bancshares, Inc.	10,649	121,505
Sumitomo Mitsui Financial Group, Inc.	29	225,961
Suncorp-Metway, Ltd.	3,839	69,153
SVB Financial Group†	3,794	179,684
Swedbank AB, Class A	1,380	46,149
Taylor Capital Group, Inc.	2,771	77,394
Toronto-Dominion Bank	1,550	118,901
Trustmark Corp.	4,197	117,684
Turkiye Garanti Bankasi AS	20,413	156,438
UCBH Holdings, Inc.	989	17,288
Umpqua Holding Corp.	4,799	96,028
Unibanco-Uniao de Bancos Brasileiros SA GDR	2,110	277,570
United Bankshares, Inc.	1,697	51,657

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
United Community Banks, Inc.	2,120	$51,982
Vineyard National Bancorp	3,830	64,038
Westpac Banking Corp.	46,500	1,175,961
		19,078,196
Banks-Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	3,855	107,323
Northern Trust Corp.	1,388	91,983
		199,306
Banks-Super Regional — 1.5%
Bank of America Corp.(19)	24,929	1,253,181
Comerica, Inc.	930	47,690
KeyCorp	10,338	334,228
PNC Financial Services Group, Inc.	7,089	482,761
US Bancorp	28,235	918,485
Wachovia Corp.	22,830	1,144,924
Wells Fargo & Co.	45,819	1,632,073
		5,813,342
Batteries/Battery Systems — 0.1%
Greatbatch, Inc.†	9,296	247,181
Beverages-Non-alcoholic — 0.3%
Britvic PLC	8,196	54,164
Coca Cola Femsa SA CV ADR	4,950	212,404
Coca-Cola Hellenic Bottling Co. SA	1,190	68,724
PepsiCo, Inc.	7,009	513,479
The Coca-Cola Co.	4,551	261,546
		1,110,317
Beverages-Wine/Spirits — 0.0%
Pernod Ricard SA	146	31,859
Brewery — 1.0%
Heineken NV	29,621	1,943,796
Hite Brewery Co., Ltd.	1,240	173,427
InBev NV	20,881	1,892,515
Molson Coors Brewing Co., Class B	1,299	129,471
		4,139,209
Broadcast Services/Program — 0.2%
DG Fastchannel, Inc.†	4,560	107,525
Liberty Global, Inc., Class A†	14,518	595,529
Liberty Media Corp.-Capital, Class A†	1,898	236,927
		939,981
Building & Construction Products-Misc. — 0.2%
Builders FirstSource, Inc.†	5,823	62,772
Drew Industries, Inc.†	887	36,083
Fletcher Building, Ltd.	44,375	426,731
Matsushita Electric Works, Ltd.	9,000	108,519
Sika AG	15	29,221
		663,326

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Building & Construction-Misc. — 0.6%
Balfour Beatty PLC	17,143	$166,429
Bouygues SA	4,645	400,658
GS Engineering & Construction Corp.	1,730	300,557
Kajima Corp.	11,000	37,827
Layne Christensen Co.†	3,558	197,398
Leighton Holdings, Ltd.	13,339	609,572
Murray & Roberts Holdings, Ltd.	22,984	299,790
Orascom Construction Industries	2,548	213,658
		2,225,889
Building Products-Air & Heating — 0.0%
Goodman Global, Inc.†	3,184	76,034
Building Products-Cement — 0.1%
Cemex SAB de CV ADR†	9,287	277,867
Italcementi SpA	4,674	103,572
		381,439
Building Products-Light Fixtures — 0.1%
Genlyte Group, Inc.†	4,358	280,045
Building-Heavy Construction — 0.7%
Actividades de Construcciony Servicios SA	10,966	605,151
Daelim Industrial Co.	630	116,679
Perini Corp.†	5,831	326,128
Skanska AB, Class B	17,200	340,979
Tecnicas Reunidas SA(10)	1,879	138,657
Vinci SA	9,386	733,307
Zelan Bhd	173,200	315,140
		2,576,041
Building-Residential/Commerical — 0.2%
Berkeley Group Holdings PLC†	20,602	604,455
Desarrolladora Homex SAB de CV ADR†	3,180	176,490
		780,945
Cable TV — 0.4%
Comcast Corp., Class A†	14,575	352,423
EchoStar Communications Corp., Class A†	6,934	324,581
LodgeNet Entertainment Corp.†	6,463	163,902
Rogers Communications, Inc.	1,790	81,487
The DIRECTV Group, Inc.†	22,426	544,503
		1,466,896
Casino Hotel — 0.0%
Monarch Casino & Resort, Inc.†	4,247	120,827
Casino Services — 0.0%
Aristocrat Leisure, Ltd.	4,262	52,568
Cellular Telecom — 0.5%
America Movil SAB de CV, Series L ADR	6,024	385,536
Centennial Communications Corp.†	12,727	128,797

Security Description	Shares	Value (Note 2)
Cellular Telecom (continued)
China Mobile Ltd ADR	1,050	$86,142
China Mobile, Ltd.	33,100	541,600
Mobile Telesystems OJSC ADR	6,235	432,148
NTT DoCoMo, Inc.	116	165,621
Syniverse Holdings, Inc.†	11,987	190,593
Vodafone Group PLC	15,656	56,537
		1,986,974
Chemicals-Diversified — 0.7%
BASF AG	2,635	364,466
Bayer AG	1,062	84,531
FMC Corp.	14,690	764,174
Koninklijke DSM DV	4,580	247,193
Olin Corp.	4,075	91,198
PPG Industries, Inc.	8,845	668,240
Shin-Etsu Chemical Co., Ltd.	3,500	241,936
The Dow Chemical Co.	8,913	383,794
		2,845,532
Chemicals-Plastics — 0.0%
A. Schulman, Inc.	2,387	47,096
Chemicals-Specialty — 0.3%
Arch Chemicals, Inc.	10,503	492,380
Clariant AG†	17,497	215,059
H.B. Fuller Co.	8,506	252,458
Minerals Technologies, Inc.	258	17,286
OM Group, Inc.†	3,344	176,597
SGL Carbon AG†	1,000	57,323
Terra Industries, Inc.†	1,953	61,051
WR Grace & Co.†	1,974	53,022
		1,325,176
Circuit Boards — 0.1%
Park Electrochemical Corp.	2,102	70,585
TTM Technologies, Inc.†	16,605	192,120
		262,705
Coal — 0.1%
China Shenhua Energy Co., Ltd.	65,000	391,312
Coatings/Paint — 0.2%
The Sherwin-Williams Co.	10,864	713,873
Commerce — 0.0%
Global Sources, Ltd.†	2,374	52,632
Commercial Services — 0.2%
Aggreko PLC	3,761	44,477
Arbitron, Inc.	2,487	112,761
Convergys Corp.†	6,100	105,896
CPI Corp.	2,472	95,222
Standard Parking Corp.†	2,880	114,595
Team, Inc.†	5,008	137,119
TeleTech Holdings, Inc.†	7,243	173,180
		783,250
Commercial Services-Finance — 0.3%
Bankrate, Inc.†	1,197	55,206
Deluxe Corp.	2,740	100,942
Experian Group, Ltd.	19,074	201,761
Interactive Data Corp.	10,628	299,709

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Commercial Services-Finance (continued)
Jackson Hewitt Tax Service, Inc.	11,749	$328,502
Morningstar, Inc.†	4,279	262,731
		1,248,851
Computer Aided Design — 0.5%
Ansys, Inc.†	11,080	378,604
Aspen Technology, Inc.†	9,207	131,844
Autodesk, Inc.†	25,757	1,287,077
Parametric Technology Corp.†	13,507	235,292
		2,032,817
Computer Services — 0.6%
Computer Sciences Corp.†	6,000	335,400
Electronic Data Systems Corp.	36,219	791,023
FactSet Research Systems, Inc.	2,734	187,416
IHS, Inc.†	3,160	178,508
Manhattan Associates, Inc.†	9,522	260,998
SRA International, Inc.†	3,258	91,484
SYKES Enterprises, Inc.†	26,506	440,265
		2,285,094
Computer Software — 0.0%
Blackbaud, Inc.	6,152	155,276
Computers — 1.5%
Apple, Inc.†	3,989	612,471
Hewlett-Packard Co.	48,424	2,411,031
International Business Machines Corp.	22,594	2,661,573
Palm, Inc.†	2,251	36,624
Research In Motion, Ltd.†	975	95,819
Wistron Corp.	169,247	305,977
		6,123,495
Computers-Integrated Systems — 0.1%
Brocade Communications Systems, Inc.†	24,546	210,114
Fujitsu, Ltd.	19,000	134,314
Jack Henry & Assoc., Inc.	6,472	167,366
		511,794
Computers-Memory Devices — 0.1%
Hutchinson Technology, Inc.†	7,582	186,517
Seagate Technology†(9)	970	0
Silicon Storage Technology, Inc.†	16,084	51,791
Smart Modular Technologies WWH, Inc.†	7,175	51,301
TDK Corp.	1,100	96,531
		386,140
Computers-Periphery Equipment — 0.0%
Immersion Corp.†	1,173	19,214
Consulting Services — 0.1%
Accenture Ltd., Class A	853	34,333
CRA International, Inc.†	348	16,770
MAXIMUS, Inc.	3,189	138,977
Watson Wyatt Worldwide, Inc., Class A	3,526	158,458
		348,538

Security Description	Shares	Value (Note 2)
Consumer Products-Misc. — 0.2%
American Greetings Corp., Class A	3,668	$96,835
Blyth, Inc.	4,124	84,336
Fossil, Inc.†	1,856	69,340
Helen of Troy, Ltd.†	814	15,719
Kimberly-Clark Corp.	4,181	293,757
Tupperware Brands Corp.	5,149	162,142
		722,129
Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	1,743	105,765
Silgan Holdings, Inc.	4,000	215,000
		320,765
Containers-Paper/Plastic — 0.0%
Packaging Corp. of America	3,948	114,768
Cosmetics & Toiletries — 0.7%
Alberto-Culver Co.	19,623	486,454
Avon Products, Inc.	7,663	287,593
Chattem, Inc.†	2,618	184,621
Colgate-Palmolive Co.	9,784	697,795
Oriflame Cosmetics SA SDR	7,300	442,932
The Estee Lauder Cos., Inc., Class A	10,104	429,016
Uni-Charm Corp.	800	49,101
		2,577,512
Data Processing/Management — 0.3%
Automatic Data Processing, Inc.	6,069	278,749
CSG Systems International, Inc.†	16,416	348,840
Mastercard, Inc., Class A	3,800	562,286
		1,189,875
Decision Support Software — 0.1%
SPSS, Inc.†	9,000	370,260
Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	696	17,630
Diagnostic Equipment — 0.0%
Immucor, Inc.†	3,040	108,680
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	4,181	126,768
OraSure Technologies, Inc.†	8,916	89,606
Quidel Corp.†	10,792	211,091
		427,465
Distribution/Wholesale — 0.2%
Inchcape PLC	74,456	641,338
Jardine Cycle & Carriage, Ltd.	18,000	224,167
		865,505
Diversified Financial Services — 0.4%
Acta Holding ASA	31,615	142,498
Challenger Financial Services Group, Ltd.	29,253	160,938
Hitachi Capital Corp.	14,300	179,894
Korea Investment Holdings Co., Ltd.	4,480	294,685
Shin Kong Financial Holding Co., Ltd.	258,303	239,822

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Diversified Financial Services (continued)
Shinhan Financial Group Co., Ltd.	7,020	$458,693
Shinhan Financial Group Co., Ltd. ADR	500	64,150
		1,540,680
Diversified Manufacturing Operations — 1.5%
3M Co.	10,908	1,020,771
Acuity Brands, Inc.	3,060	154,469
Cookson Group PLC	20,435	319,010
Eaton Corp.	1,859	184,115
EnPro Industries, Inc.†	6,473	262,804
General Electric Co.	39,759	1,646,023
Honeywell International, Inc.	4,505	267,912
Illinois Tool Works, Inc.	10,457	623,655
IMI PLC	16,387	179,206
Koppers Holdings, Inc.	8,268	319,227
Matthews International Corp., Class A	2,962	129,736
Parker Hannifin Corp.	3,879	433,788
Siemens AG	1,197	164,576
Wartsila Corp., Class B	4,900	335,733
		6,041,025
Diversified Minerals — 0.7%
BHP Billiton, Ltd.	53,322	2,107,896
Cia Vale do Rio Doce ADR	17,970	609,722
		2,717,618
Diversified Operations — 0.4%
Melco International Development	34,000	63,768
Swire Pacific, Ltd., Class A	109,500	1,328,280
Tomkins PLC	28,254	131,368
		1,523,416
Diversified Operations/Commerical Services — 0.0%
Davis Service Group PLC	15,497	169,790
E-Commerce/Products — 0.3%
Amazon.Com, Inc.†	7,829	729,271
Blue Nile, Inc.†	4,290	403,775
NutriSystem, Inc.†	2,144	100,532
		1,233,578
E-Commerce/Services — 0.3%
eBay, Inc.†	14,418	562,590
Expedia, Inc.†	11,670	372,040
priceline.com, Inc.†	2,282	202,527
		1,137,157
E-Services/Consulting — 0.0%
Websense, Inc.†	9,377	185,008
Educational Software — 0.0%
Blackboard, Inc.†	2,341	107,311
Electric Products-Misc. — 0.9%
AMETEK, Inc.	1,928	83,328
Emerson Electric Co.	17,980	956,896
Hitachi, Ltd.	108,000	719,279
Legrand SA	1,462	49,137
LG Electronics, Inc.	4,500	420,400

Security Description	Shares	Value (Note 2)
Electric Products-Misc. (continued)
Littelfuse, Inc.†	5,846	$208,644
Mitsubishi Electric Corp.	22,000	275,802
Toshiba Corp.	83,000	775,336
		3,488,822
Electric-Distribution — 0.0%
National Grid PLC	11,343	181,949
Electric-Generation — 0.1%
CEZ AS	3,288	200,807
China Resources Power Holdings Co.	44,000	136,123
		336,930
Electric-Integrated — 1.7%
Alliant Energy Corp.	8,071	309,281
Black Hills Corp.	808	33,144
Cia Energetica de Minas Gerais ADR	12,736	271,659
Constellation Energy Group, Inc.	4,420	379,192
E.ON AG	1,932	357,205
Edison International	23,073	1,279,398
Enel SpA	7,508	85,006
Energias de Portugal SA	39,677	231,967
First Philippine Holdings Corp.	87,390	150,338
FirstEnergy Corp.	5,155	326,518
OGE Energy Corp.	3,168	104,861
PG&E Corp.	31,202	1,491,456
Portland General Electric Co.	8,106	225,347
Public Service Enterprise Group, Inc.	788	69,336
RWE AG	2,987	375,671
Scottish and Southern Energy PLC	3,161	97,722
Suez SA (Paris)	892	52,531
Tenaga Nasional BHD	82,600	229,074
Tokyo Electric Power Co., Inc.	18,400	464,545
Westar Energy, Inc.	6,598	162,047
		6,696,298
Electronic Components-Misc. — 0.4%
Alps Electric Co., Ltd.	19,200	231,005
AU Optronics Corp.	203,041	350,274
Carphone Warehouse PLC	13,912	99,197
Cubic Corp.	2,053	86,575
Hon Hai Precision Industry Co., Ltd.	44,920	338,603
Methode Electronics, Inc.	8,970	134,999
NEC Corp.	9,000	43,721
Omron Corp.	7,300	193,201
		1,477,575
Electronic Components-Semiconductors — 1.0%
Advanced Analogic Technologies, Inc.†	12,611	134,181
Diodes, Inc.†	3,490	112,029
Infineon Technologies AG†	3,915	67,494
Intel Corp.	42,777	1,106,213
MEMC Electronic Materials, Inc.†	9,622	566,351
National Semiconductor Corp.	11,037	299,323

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electronic Components-Semiconductors (continued)
NVIDIA Corp.†	6,836	$247,737
ON Semiconductor Corp.†	9,571	120,212
Samsung Electronics Co., Ltd.	1,237	777,180
Samsung Electronics Co., Ltd. GDR†*	122	38,277
Shinko Electric Industries	4,800	106,560
Spansion, Inc. Class A†	33,774	285,390
Texas Instruments, Inc.	3,309	121,076
Xilinx, Inc.	3,870	101,162
		4,083,185
Electronic Connectors — 0.2%
Thomas & Betts Corp.†	11,485	673,480
Electronic Design Automation — 0.1%
Ansoft Corp.†	10,438	344,245
Comtech Group, Inc.†	4,076	74,224
Mentor Graphics Corp.†	9,678	146,138
		564,607
Electronic Measurement Instruments — 0.1%
Analogic Corp.	468	29,840
Itron, Inc.†	2,124	197,680
		227,520
Electronic Parts Distribution — 0.1%
Avnet, Inc.†	6,343	252,832
Electronic Security Devices — 0.1%
American Science and Engineering, Inc.	2,545	159,470
LoJack Corp.†	5,165	97,928
		257,398
Energy-Alternate Sources — 0.1%
JA Solar Holdings Co., Ltd. ADR†	3,781	169,956
MGP Ingredients, Inc.	9,768	100,318
Renewable Energy Corp. AS†	2,600	119,842
		390,116
Engineering/R&D Services — 0.2%
ABB, Ltd.	5,012	131,989
McDermott International, Inc.†	3,739	202,205
SAIC, Inc.†	6,578	126,232
SembCorp Industries, Ltd.	13,000	56,446
URS Corp.†	1,625	91,731
		608,603
Engines-Internal Combustion — 0.4%
Cummins, Inc.	11,813	1,510,765
Enterprise Software/Service — 1.0%
BMC Software, Inc.†	42,123	1,315,501
Epicor Software Corp.†	7,723	106,346
Informatica Corp.†	9,498	149,119
JDA Software Group, Inc.†	16,262	335,973
ManTech International Corp., Class A†	1,846	66,419
MicroStrategy, Inc., Class A†	1,658	131,546
Omnicell, Inc.†	3,180	90,757
Oracle Corp.†	53,650	1,161,522
SAP AG	1,952	114,261

Security Description	Shares	Value (Note 2)
Enterprise Software/Service (continued)
Sybase, Inc.†	23,394	$541,103
SYNNEX Corp.†	4,134	84,995
		4,097,542
Entertainment Software — 0.0%
Capcom Co., Ltd.	2,200	50,755
The9 Ltd. ADR†	2,241	77,292
		128,047
Environmental Monitoring & Detection — 0.0%
Clean Harbors, Inc.†	2,647	117,844
Finance-Consumer Loans — 0.2%
ASTA Funding, Inc.	10,657	408,376
The First Marblehead Corp.	6,766	256,634
World Acceptance Corp.†	4,470	147,868
		812,878
Finance-Credit Card — 0.2%
Advanta Corp., Class B	15,313	419,882
Credit Saison Co., Ltd.	9,500	244,809
Discover Financial Services	10,651	221,541
		886,232
Finance-Investment Banker/Broker — 2.1%
Citigroup, Inc.	45,512	2,124,045
Greenhill & Co., Inc.	1,250	76,312
Interactive Brokers Group, Inc., Class A†	1,996	52,415
Investment Technology Group, Inc.†	4,945	212,536
JPMorgan Chase & Co.	24,644	1,129,188
Knight Capital Group, Inc., Class A†	11,940	142,802
Lehman Brothers Holdings, Inc.	1,225	75,619
Macquarie Bank, Ltd.	2,297	172,028
Merrill Lynch & Co., Inc.	7,624	543,439
Morgan Stanley	20,464	1,289,232
Penson Worldwide, Inc.†	3,636	67,193
SWS Group, Inc.	19,556	345,946
The Goldman Sachs Group, Inc.	9,571	2,074,419
		8,305,174
Finance-Leasing Companies — 0.3%
Mitsubishi UFJ Lease & Finance Co., Ltd.	10,900	361,546
ORIX Corp.	3,270	745,867
		1,107,413
Finance-Other Services — 0.3%
Deutsche Boerse AG	984	133,999
Intercontinental Exchange, Inc.†	3,725	565,828
Man Group PLC	34,399	389,555
Singapore Exchange, Ltd.	13,000	112,891
		1,202,273
Financial Guarantee Insurance — 0.1%
PMI Group, Inc.	5,136	167,947
Radian Group, Inc.	1,799	41,881
Security Capital Assurance, Ltd.	846	19,323
		229,151

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Fishery — 0.1%
Toyo Suisan Kaisha, Ltd.	25,000	$470,117
Food-Baking — 0.0%
Flowers Foods, Inc.	4,043	88,137
Food-Catering — 0.0%
Compass Group PLC	8,195	50,636
Sodexho Alliance SA	1,656	114,527
		165,163
Food-Dairy Products — 0.1%
Meiji Dairies Corp.	76,000	429,408
Food-Meat Products — 0.1%
Marfrig Frigorificos e Comercio de Alimentos SA†(10)	21,800	225,968
Food-Misc. — 0.7%
Campbell Soup Co.	3,358	124,246
Electric Power Development Co., Ltd.	13,100	509,790
General Mills, Inc.	13,220	766,892
Nestle SA	538	241,678
Ralcorp Holdings, Inc.†	2,882	160,873
Sara Lee Corp.	30,361	506,725
Seaboard Corp.	93	182,280
Unilever NV	4,722	145,777
		2,638,261
Food-Retail — 1.0%
Colruyt SA	636	134,358
Ingles Markets, Inc., Class A	2,837	81,308
Jeronimo Martins SGPS SA	12,977	79,755
Koninklijke Ahold NV†	6,488	98,066
Safeway, Inc.	42,244	1,398,699
Tesco PLC	12,669	113,857
The Kroger Co.	20,217	576,589
Woolworths, Ltd.	48,868	1,288,315
		3,770,947
Food-Wholesale/Distribution — 0.2%
Nash Finch Co.	12,953	515,918
Olam International, Ltd.(10)	27,000	57,072
Spartan Stores, Inc.	5,574	125,582
		698,572
Footwear & Related Apparel — 0.3%
Deckers Outdoor Corp.†	6,977	766,075
Skechers USA, Inc., Class A†	883	19,514
Steven Madden, Ltd.	14,950	283,302
Wolverine World Wide, Inc.	7,132	195,417
		1,264,308
Funeral Services & Related Items — 0.0%
Stewart Enterprises, Inc., Class A	4,866	37,079
Gambling (Non-Hotel) — 0.2%
IG Group Holdings PLC	6,209	48,115
OPAP SA	1,510	58,566
William Hill PLC	61,916	815,186
		921,867

Security Description	Shares	Value (Note 2)
Garden Products — 0.1%
Toro Co.	5,273	$310,211
Gas-Distribution — 0.5%
Centrica PLC	6,656	51,817
Energen Corp.	18,810	1,074,427
Northwest Natural Gas Co.	6,879	314,371
Osaka Gas Co., Ltd.	118,000	413,999
WGL Holdings, Inc.	3,146	106,618
		1,961,232
Golf — 0.0%
Callaway Golf Co.	4,299	68,827
Health Care Cost Containment — 0.4%
Corvel Corp.†	8,254	190,832
Healthspring, Inc.†	19,767	385,457
McKesson Corp.	16,682	980,735
		1,557,024
Home Furnishings — 0.2%
American Woodmark Corp.	8,788	217,855
Lewis Group, Ltd.	40,066	329,749
Tempur-Pedic International, Inc.	8,363	298,977
		846,581
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc.†	2,198	123,703
Human Resources — 0.4%
Administaff, Inc.	3,776	137,069
AMN Healthcare Services, Inc.†	6,051	113,335
Heidrick & Struggles International, Inc.†	7,759	282,816
Korn/Ferry International†	9,567	157,951
Labor Ready, Inc.†	19,299	357,224
Manpower, Inc.	2,416	155,470
Robert Half International, Inc.	8,404	250,943
		1,454,808
Identification Systems — 0.0%
Checkpoint Systems, Inc.†	5,217	137,677
Import/Export — 0.3%
ITOCHU Corp.	58,000	704,392
Marubeni Corp.	31,000	284,456
		988,848
Independent Power Producer — 0.0%
Mirant Corp.†	1,264	51,420
Industrial Audio & Video Products — 0.1%
Dolby Laboratories, Inc., Class A†	5,742	199,936
Industrial Automated/Robotic — 0.0%
Nordson Corp.	2,430	122,010
Instruments-Controls — 0.0%
Rotork PLC	2,942	60,795
Instruments-Scientific — 0.3%
Applera Corp.	1,053	36,476
FEI Co.†	11,134	349,941
Varian, Inc.†	6,485	412,511
Waters Corp.†	8,228	550,618
		1,349,546

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Insurance-Life/Health — 0.1%
Nationwide Financial Services, Inc., Class A	3,538	$190,415
Prudential PLC	6,071	93,346
		283,761
Insurance-Multi-line — 1.7%
Aegon NV	11,736	224,750
Allianz SE	2,109	492,751
Allstate Corp.	18,732	1,071,283
American Financial Group, Inc.	14,594	416,221
Fondiaria-Sai SpA	26,350	1,237,305
ING Groep NV	16,659	739,490
Loews Corp.	7,371	356,388
Mapfre SA	104,400	471,915
Ping An Insurance Group Co. of China Ltd.	21,000	289,856
Zurich Financial Services AG	4,470	1,340,904
		6,640,863
Insurance-Property/Casualty — 1.5%
American Physicians Capital, Inc.	2,007	78,193
Amerisafe, Inc.†	5,987	99,025
Arch Capital Group, Ltd.†	6,045	449,808
Chubb Corp.	12,977	696,086
Commerce Group, Inc.	6,887	202,960
EMC Insurance Group, Inc.	2,007	52,162
Navigators Group, Inc.†	2,685	145,661
Philadelphia Consolidated Holding Corp.†	11,450	473,343
QBE Insurance Group, Ltd.	19,579	587,222
SAFECO Corp.	18,635	1,140,835
Safety Insurance Group, Inc.	2,580	92,725
SeaBright Insurance Holdings, Inc.†	7,297	124,560
Selective Insurance Group, Inc.	3,364	71,586
The Travelers Cos., Inc.	5,372	270,427
W.R. Berkley Corp.	36,649	1,085,910
Zenith National Insurance Corp.	10,016	449,618
		6,020,121
Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.†	2,339	101,770
Aspen Insurance Holdings, Ltd.	8,174	228,136
Max Re Capital, Ltd.	1,243	34,854
Muenchener Rueckversicherungs AG	860	165,271
Odyssey Re Holdings Corp.	9,362	347,424
Platinum Underwriters Holdings, Ltd.	495	17,800
SCOR (SE)	16,147	432,636
		1,327,891
Internet Application Software — 0.1%
Interwoven, Inc.†	7,494	106,640
Vignette Corp.†	7,074	141,975
		248,615

Security Description	Shares	Value (Note 2)
Internet Financial Services — 0.1%
Authorize.Net Holdings, Inc.†	13,126	$231,411
Internet Infrastructure Software — 0.1%
Chordiant Software, Inc.†	21,521	298,281
F5 Networks, Inc.†	2,415	89,814
TIBCO Software, Inc.†	7,095	52,432
		440,527
Internet Security — 0.4%
Blue Coat Systems, Inc.†	9,314	733,571
SonicWALL, Inc.†	52,978	462,498
Trend Micro, Inc.	2,000	86,536
Vasco Data Security International, Inc.†	3,694	130,435
		1,413,040
Internet Telephone — 0.0%
j2 Global Communications, Inc.†	1,971	64,511
Intimate Apparel — 0.1%
The Warnaco Group, Inc.†	12,058	471,106
Investment Companies — 0.1%
Alliance Global Group, Inc.†(10)	555,700	64,143
Harris & Harris Group, Inc.†	10,500	111,720
Mecom Group PLC†	41,448	67,842
		243,705
Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.†	1,590	202,741
Ameriprise Financial, Inc.	23,466	1,480,939
Calamos Asset Management, Inc., Class A	7,472	210,934
Schroders PLC	5,261	149,297
		2,043,911
Lasers-System/Components — 0.1%
II-VI, Inc.†	6,546	226,033
Rofin-Sinar Technologies, Inc.†	1,731	121,534
		347,567
Leisure Products — 0.0%
WMS Industries, Inc.†	581	19,231
Lighting Products & Systems — 0.0%
Zumtobel AG	1,418	53,987
Machine Tools & Related Products — 0.0%
Hardinge, Inc.	1,994	69,451
Machinery-Construction & Mining — 0.0%
Astec Industries, Inc.†	1,569	90,139
Terex Corp.†	1,079	96,053
		186,192
Machinery-Electrical — 0.0%
Disco Corp.	1,300	72,546
Schneider Electric SA	287	36,259
		108,805
Machinery-Farming — 0.1%
AGCO Corp.†	4,520	229,480
Machinery-General Industrial — 0.7%
Alstom	738	150,034
Andritz AG	7,597	524,856

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Machinery-General Industrial (continued)
Applied Industrial Technologies, Inc.	7,389	$227,803
Gardner Denver, Inc.†	3,956	154,284
Intevac, Inc.†	6,558	99,681
MAN AG	602	87,602
OKUMA Corp.	3,000	43,773
Rieter Holding AG	868	469,693
Sumitomo Heavy Industries, Ltd.	9,000	115,884
The Manitowoc Co., Inc.	2,504	110,877
Volvo AB, Class A	22,900	398,007
Wabtec Corp.	10,495	393,143
		2,775,637
Machinery-Material Handling — 0.1%
Cascade Corp.	2,389	155,691
Columbus McKinnon Corp.†	4,669	116,212
		271,903
Medical Instruments — 0.0%
Techne Corp.†	2,037	128,494
Medical Laser Systems — 0.2%
Cutera, Inc.†	10,801	283,094
Cynosure, Inc. Class A†	7,276	268,485
LCA-Vision, Inc.	1,539	45,231
		596,810
Medical Products — 1.0%
Becton, Dickinson & Co.	4,781	392,281
China Medical Technologies, Inc. ADR	9,875	422,551
Haemonetics Corp.†	3,840	189,773
Johnson & Johnson	29,392	1,931,054
Mentor Corp.	9,569	440,653
Terumo Corp.	2,700	136,334
West Pharmaceutical Services, Inc.	3,038	126,563
Zoll Medical Corp.†	9,614	249,195
		3,888,404
Medical Sterilization Products — 0.0%
STERIS Corp.	5,911	161,548
Medical-Biomedical/Gene — 0.9%
Acorda Therapeutics, Inc.†	10,940	200,749
Affymetrix, Inc.†	5,032	127,662
American Oriental Bioengineering, Inc.†	33,806	376,937
Basilea Pharmaceutica AG†(10)	193	44,012
Bio-Rad Laboratories, Inc., Class A†	1,831	165,706
Biogen Idec, Inc.†	1,804	119,659
Cambrex Corp.	16,800	182,952
Enzon Pharmaceuticals, Inc.†	12,858	113,279
Illumina, Inc.†	2,487	129,026
Incyte Corp.†	38,009	271,764
InterMune, Inc.†	10,157	194,303
Invitrogen Corp.†	1,236	101,018
LifeCell Corp.†	4,407	165,571
Martek Biosciences Corp.†	13,517	392,399

Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Millennium Pharmaceuticals, Inc.†	25,458	$258,399
Regeneron Pharmaceuticals, Inc.†	3,854	68,601
Savient Pharmaceuticals, Inc.†	35,500	516,525
		3,428,562
Medical-Drugs — 3.2%
Astellas Pharma, Inc.	3,600	172,690
AstraZeneca PLC	20,642	1,034,298
Bristol-Myers Squibb Co.	13,758	396,506
Cubist Pharmaceuticals, Inc.†	1,465	30,955
Eli Lilly & Co.	9,547	543,511
Forest Laboratories, Inc.†	9,947	370,924
GlaxoSmithKline PLC	34,954	927,560
K-V Pharmaceutical Co., Class A†	3,665	104,819
Medicis Pharmaceutical Corp., Class A	3,419	104,314
Merck & Co., Inc.	43,612	2,254,304
Merck KGaA	468	56,457
Novartis AG	2,282	125,934
Pfizer, Inc.	44,679	1,091,508
Prestige Brands Holdings, Inc.†	14,806	162,570
Roche Holding AG	6,092	1,104,592
Salix Pharmaceuticals, Ltd.†	11,460	142,333
Schering AG	1,806	270,789
Schering-Plough Corp.	53,399	1,689,010
Sciele Pharma, Inc.†	18,424	479,393
Taisho Pharmaceutical Co., Ltd.	16,000	314,804
Valeant Pharmaceuticals International†	7,549	116,859
Wyeth	22,253	991,371
XenoPort, Inc.†	2,448	115,178
		12,600,679
Medical-Generic Drugs — 0.1%
Par Pharmaceutical Cos., Inc.†	11,925	221,328
Teva Pharmaceutical Industries, Ltd. ADR	3,894	173,166
		394,494
Medical-HMO — 1.4%
Aetna, Inc.	22,902	1,242,891
Coventry Health Care, Inc.†	12,964	806,490
Humana, Inc.†	16,520	1,154,418
Magellan Health Services, Inc.†	5,181	210,245
UnitedHealth Group, Inc.	12,945	626,926
WellCare Health Plans, Inc.†	15,485	1,632,584
		5,673,554
Medical-Hospitals — 0.0%
Medcath Corp.†	6,874	188,760
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	4,003	153,795
Apria Healthcare Group, Inc.†	7,997	208,002
		361,797
Medical-Wholesale Drug Distribution — 0.0%
Alfresa Holdings Corp.	1,700	108,484

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Metal Processors & Fabrication — 0.2%
Haynes International, Inc.†	2,138	$182,521
Quanex Corp.	8,740	410,605
RBC Bearings, Inc.†	2,825	108,339
Sun Hydraulics Corp.	723	22,991
		724,456
Metal-Copper — 0.4%
Southern Copper Corp.	12,437	1,540,074
Metal-Diversified — 0.1%
Hecla Mining Co.†	6,894	61,701
Mining & Metallurgical Co. Norilsk Nickel ADR	1,204	327,488
Rio Tinto PLC	1,360	117,647
		506,836
Metal-Iron — 0.2%
Cleveland-Cliffs, Inc.	7,884	693,556
Miscellaneous Manufacturing — 0.1%
Freightcar America, Inc.	6,948	265,414
Glory, Ltd.	3,800	120,750
		386,164
Motorcycle/Motor Scooter — 0.0%
Piaggio & C SpA(10)	16,383	66,580
MRI/Medical Diagnostic Imaging — 0.0%
Alliance Imaging, Inc.†	13,317	120,652
Multimedia — 0.6%
Astral Media, Inc. Class A	1,030	45,398
The Walt Disney Co.	21,178	728,311
Time Warner, Inc.	58,136	1,067,377
Vivendi Universal SA	14,727	621,599
		2,462,685
Networking Products — 1.1%
Acme Packet, Inc.†	11,040	170,237
Anixter International, Inc.†	1,746	143,958
Atheros Communications, Inc.†	2,952	88,471
Cisco Systems, Inc.†	91,893	3,042,577
NTT Data Corp.	103	459,113
Polycom, Inc.†	14,910	400,483
		4,304,839
Non-Ferrous Metals — 0.1%
International Nickel Indonesia Tbk PT	38,500	267,332
USEC, Inc.†	22,852	234,233
		501,565
Office Automation & Equipment — 0.3%
Canon, Inc.	12,800	698,698
IKON Office Solutions, Inc.	7,520	96,632
Neopost SA	339	47,818
Oce NV	8,379	176,114
		1,019,262
Office Furnishings-Original — 0.2%
Herman Miller, Inc.	16,836	456,929
Steelcase, Inc. Class A	20,457	367,817
		824,746

Security Description	Shares	Value (Note 2)
Oil & Gas Drilling — 0.2%
ENSCO International, Inc.	5,689	$319,153
Helmerich & Payne, Inc.	4,378	143,730
Noble Corp.	4,254	208,659
Parker Drilling Co.†	6,855	55,662
		727,204
Oil Companies-Exploration & Production — 0.4%
Devon Energy Corp.	1,289	107,245
OAO Gazprom	63,620	701,729
OAO Gazprom ADR	9,931	437,957
Rosetta Resources, Inc.†	3,827	70,187
Swift Energy Co.†	2,472	101,154
Unit Corp.†	2,294	111,030
		1,529,302
Oil Companies-Integrated — 4.7%
BP PLC	65,918	765,377
Chevron Corp.	28,402	2,657,859
China Petroleum & Chemical Corp.	302,000	375,662
China Petroleum & Chemical Corp. ADR	2,400	295,464
ConocoPhillips	15,971	1,401,775
Delek US Holdings, Inc.	4,052	101,624
Eni SpA	33,379	1,237,040
Exxon Mobil Corp.(19)	47,395	4,386,881
LUKOIL	4,253	354,275
LUKOIL ADR	3,520	292,512
Marathon Oil Corp.	30,339	1,729,930
Norsk Hydro ASA	16,465	716,168
Occidental Petroleum Corp.	8,176	523,918
PetroChina Co., Ltd.	24,000	45,506
PetroChina Co., Ltd. ADR	750	138,833
Petroleo Brasileiro SA ADR	2,672	201,736
PTT PCL(9)	33,500	328,403
Repsol YPF SA	6,487	231,716
Royal Dutch Shell PLC, Class B	34,816	1,433,217
Sasol, Ltd.	2,829	121,548
Statoil ASA	31,550	1,075,319
Total SA	4,680	380,520
		18,795,283
Oil Field Machinery & Equipment — 0.2%
Dresser Rand Group, Inc.†	14,333	612,163
NATCO Group, Inc., Class A†	4,999	258,698
		870,861
Oil Refining & Marketing — 0.4%
Alon USA Energy, Inc.	4,717	159,340
Frontier Oil Corp.	12,299	512,131
Holly Corp.	6,852	409,955
S-Oil Corp.	2,976	264,692
Thai Oil PCL(9)	91,000	228,330
Western Refining, Inc.	4,704	190,888
		1,765,336
Oil-Field Services — 0.8%
Core Laboratories NV†	1,950	248,411
Global Industries, Ltd.†	28,587	736,401
Halliburton Co.	1,885	72,384

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil-Field Services (continued)
Hornbeck Offshore Services, Inc.†	1,826	$67,014
Matrix Service Co.†	8,043	168,501
Oil States International, Inc.†	1,891	91,335
Saipem SpA	4,545	193,910
SEACOR Holdings, Inc.†	1,645	156,440
Tidewater, Inc.	15,843	995,574
Trico Marine Services, Inc.†	11,188	333,402
		3,063,372
Paper & Related Products — 0.2%
Buckeye Technologies, Inc.†	2,300	34,822
Kazakhstan Kagazy PLC GDR†*(10)	50,319	234,990
Potlatch Corp.	3,255	146,573
Rayonier, Inc.	8,611	413,672
Smurfit Kappa PLC†	2,109	48,869
		878,926
Petrochemicals — 0.1%
LG Chemical Co., Ltd.	2,800	293,706
Pharmacy Services — 0.0%
Symbion Health, Ltd.	41,499	153,557
Physicians Practice Management — 0.0%
American Dental Partners, Inc.†	3,127	87,587
Pipelines — 0.2%
Questar Corp.	12,422	652,528
Poultry — 0.0%
Sanderson Farms, Inc.	1,137	47,379
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	15,201	229,535
Printing-Commercial — 0.1%
Consolidated Graphics, Inc.†	2,389	150,006
De La Rue Ord PLC	3,297	49,243
		199,249
Protection/Safety — 0.0%
Landauer, Inc.	2,493	127,043
Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	4,879	219,213
Publishing-Newspapers — 0.0%
Daily Mail & General Trust	13,805	177,944
Publishing-Periodicals — 0.1%
Emap PLC	8,945	160,870
United Business Media PLC	6,499	92,081
		252,951
Real Estate Investment Trusts — 0.9%
Anthracite Capital, Inc.	8,492	77,277
Boston Properties, Inc.	354	36,781
Capital Trust, Inc., Class A	7,334	260,357
CBL & Associates Properties, Inc.	2,294	80,405
Cousins Properties, Inc.	11,367	333,735
Entertainment Properties Trust	9,371	476,047
FelCor Lodging Trust, Inc.	7,453	148,538
First Industrial Realty Trust, Inc.	883	34,322

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Gramercy Capital Corp.	9,919	$249,661
Lexington Corporate Properties Trust	7,378	147,634
LTC Properties, Inc.	6,709	158,802
Medical Properties Trust, Inc.	15,033	200,240
National Health Investors, Inc.	3,790	117,149
National Retail Properties, Inc.	5,124	124,923
Nationwide Health Properties, Inc.	2,948	88,823
NorthStar Realty Finance Corp.	8,351	82,925
Omega Healthcare Investors, Inc.	13,469	209,174
PS Business Parks, Inc.	1,576	89,596
RAIT Investment Trust	2,007	16,518
Ramco-Gershenson Properties Trust	2,743	85,691
Realty Income Corp.	1,264	35,329
Saul Centers, Inc.	2,007	103,360
Senior Housing Properties Trust	2,584	57,003
Tanger Factory Outlet Centers, Inc.	915	37,140
Universal Health Realty Income Trust	2,614	92,875
Urstadt Biddle Properties, Inc., Class A	5,979	92,495
Winthrop Realty Trust	19,864	133,685
		3,570,485
Real Estate Management/Services — 0.5%
CB Richard Ellis Group, Inc., Class A†	9,603	267,348
Daito Trust Construction Co., Ltd.	3,000	144,692
Immoeast AG†	21,823	237,745
Jones Lang LaSalle, Inc.	11,387	1,170,128
		1,819,913
Real Estate Operations & Development — 0.3%
Emaar Properties pjsc	63,855	186,108
Globe Trade Centre SA†	18,481	331,892
Guangzhou R&F Properties Co., Ltd.	34,800	164,289
Metrovacesa SA	1,428	162,392
Shimao Property Holdings, Ltd.	48,000	146,028
		990,709
Recreational Centers — 0.0%
Town Sports International Holdings, Inc.†	5,396	82,073
Recreational Vehicles — 0.1%
Yamaha Motor Co., Ltd.	17,800	454,046
Rental Auto/Equipment — 0.0%
Aaron Rents, Inc.	4,686	104,498
Research & Development — 0.1%
Albany Molecular Research, Inc.†	4,558	68,826
PRA International†	4,945	145,383
		214,209

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Apparel/Shoe — 0.8%
Aeropostale, Inc.†	3,561	$67,873
Brown Shoe Co., Inc.	3,490	67,706
Buckle, Inc.	11,299	428,684
Charlotte Russe Holding, Inc.†	10,100	147,864
Dress Barn, Inc.†	5,752	97,841
DSW, Inc., Class A†	6,635	167,003
Industria de Diseno Textil SA	8,704	586,566
J Crew Group, Inc.†	3,504	145,416
Jos. A. Bank Clothiers, Inc.†	8,353	279,157
Men's Wearhouse, Inc.	9,059	457,661
Next PLC	9,819	394,561
Pacific Sunwear of California, Inc.†	18,419	272,601
		3,112,933
Retail-Automobile — 0.0%
D'ieteren NV S.A.	379	169,151
Retail-Building Products — 0.0%
Praktiker Bau-und Heimwerkermaerkte AG	1,807	67,638
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	6,731	379,292
Retail-Consumer Electronics — 0.0%
RadioShack Corp.	9,460	195,444
Retail-Convenience Store — 0.0%
Casey's General Stores, Inc.	2,354	65,206
Retail-Discount — 0.8%
Big Lots, Inc.†	10,955	326,897
BJ's Wholesale Club, Inc.†	3,324	110,224
Canadian Tire Corp., Ltd., Class A	750	59,848
Dollar Tree Stores, Inc.†	13,325	540,195
Family Dollar Stores, Inc.	9,468	251,470
Target Corp.	4,373	277,991
TJX Cos., Inc.	6,181	179,682
Wal-Mart Stores, Inc.	31,069	1,356,162
		3,102,469
Retail-Drug Store — 0.1%
Longs Drug Stores Corp.	11,844	588,292
Retail-Hypermarkets — 0.1%
Wal-Mart de Mexico SAB de CV, Series V	103,500	379,464
Retail-Major Department Stores — 0.2%
Home Retail Group	14,371	109,600
J.C. Penney Co., Inc.	1,841	116,664
Marks & Spencer Group PLC	37,217	468,678
PPR	299	56,254
		751,196
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	2,412	90,691
Ezcorp, Inc., Class A†	21,127	284,158
		374,849
Retail-Restaurants — 0.9%
Autogrill SpA	17,323	333,720
Brinker International, Inc.	8,878	243,612
Buffalo Wild Wings, Inc.†	3,995	150,691

Security Description	Shares	Value (Note 2)
Retail-Restaurants (continued)
CBRL Group, Inc.	11,326	$462,101
CEC Entertainment, Inc.†	7,771	208,807
Darden Restaurants, Inc.	6,961	291,388
Domino's Pizza, Inc.	9,126	151,400
Jack in the Box, Inc.†	1,423	92,267
McDonald's Corp.	9,135	497,583
Papa John's International, Inc.†	5,518	134,860
Ruby Tuesday, Inc.	8,635	158,366
Sonic Corp.†	7,472	174,845
Yum! Brands, Inc.	14,302	483,837
		3,383,477
Rubber-Tires — 0.0%
Continental AG	917	126,811
Rubber/Plastic Products — 0.1%
Ansell, Ltd.	20,794	230,644
Savings & Loans/Thrifts — 0.5%
BankUnited Financial Corp. Class A	3,952	61,414
Downey Financial Corp.	1,434	82,885
First Niagara Financial Group, Inc.	14,835	209,915
FirstFed Financial Corp.†	2,676	132,596
PFF BanCorp., Inc.	2,294	35,190
Sterling Financial Corp.	5,845	157,289
Washington Mutual, Inc.	35,302	1,246,514
		1,925,803
Schools — 0.2%
DeVry, Inc.	1,426	52,776
ITT Educational Services, Inc.†	3,944	479,945
Kroton Educacional SA†(10)	7,150	157,004
New Oriental Education & Technology Group, Inc.†	1,045	69,555
Raffles Education Corp., Ltd.	22,000	33,915
		793,195
Seismic Data Collection — 0.1%
Dawson Geophysical Co.†	2,652	205,557
ION Geophysical Corp.†	13,959	193,053
		398,610
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	12,854	266,078
Credence Systems Corp.†	51,174	158,128
LTX Corp.†	33,775	120,577
Novellus Systems, Inc.†	9,966	271,673
Photronics, Inc.†	20,527	234,213
Varian Semiconductor Equipment Associates, Inc.†	2,921	156,332
Veeco Instruments, Inc.†	12,793	247,928
		1,454,929
Semiconductors Components-Intergrated Circuits — 0.3%
Emulex Corp.†	11,003	210,928
Genesis Microchip, Inc.†	2,116	16,589
Greatek Electronics, Inc.	109,680	165,688
Novatek Microelectronics Corp., Ltd.	35,899	156,202
Taiwan Semiconductor Manufacturing Co., Ltd.	120,449	234,734

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Semiconductors Components-Intergrated Circuits (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,817	$38,628
Vanguard International Semiconductor Corp.	247,989	223,027
		1,045,796
Shipbuilding — 0.1%
Samsung Heavy Industries	4,840	257,284
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser PLC	4,401	258,607
Steel-Producers — 1.5%
ArcelorMittal	30,691	2,422,328
BlueScope Steel, Ltd.	16,302	155,505
Carpenter Technology Corp.	1,906	247,799
Dongkuk Steel Mill Co., Ltd.	4,740	250,155
Hyundai Steel Co.	3,370	284,270
JFE Holdings, Inc.	3,500	248,030
Nucor Corp.	316	18,792
Rautaruukki Oyj	8,500	515,003
Salzgitter AG	731	143,576
Steel Dynamics, Inc.	1,950	91,065
ThyssenKrupp AG	2,600	165,576
Voestalpine AG	13,884	1,199,752
Xingda International Holdings, Ltd.	439,000	149,649
		5,891,500
Sugar — 0.1%
Acucar Guarani SA†	32,144	192,899
Imperial Sugar Co.	9,623	251,449
		444,348
Superconductor Product & Systems — 0.0%
FINETEC Corp.	2,745	58,337
Telecom Equipment-Fiber Optics — 0.0%
C-COR, Inc.†	6,558	75,351
Telecom Services — 0.6%
Chunghwa Telecom Co., Ltd.	174,000	325,234
Embarq Corp.	3,435	190,986
Globe Telecom, Inc.	7,350	239,833
NTELOS Holdings Corp.	622	18,324
Premiere Global Services, Inc.†	17,507	221,464
SAVVIS, Inc.†	3,156	122,390
StarHub, Ltd.	28,000	58,431
Telecom Corp. of New Zealand, Ltd.	309,382	1,047,990
USA Mobility, Inc.†	10,100	170,387
		2,395,039
Telecommunication Equipment — 0.1%
Arris Group, Inc.†	1,200	14,820
CommScope, Inc.†	3,770	189,405
Nice Systems, Ltd. ADR†	3,563	127,698
		331,923

Security Description	Shares	Value (Note 2)
Telephone-Integrated — 2.6%
Alaska Communications Systems Group, Inc.	1,272	$18,380
AT&T, Inc.	49,630	2,099,845
Atlantic Tele-Network, Inc.	3,182	115,666
Belgacom SA	3,094	143,563
Deutsche Telekom AG	5,798	113,928
Deutsche Telekom AG ADR	9,600	188,448
France Telecom SA	7,637	255,806
Golden Telecom, Inc.	3,919	315,440
KDDI Corp.	235	1,743,090
Koninklijke KPN NV	30,292	525,682
Nippon Telegraph and Telephone Corp.	110	514,256
Sprint Nextel Corp.	65,892	1,251,948
Telecom Egypt	90,288	274,863
Telefonica SA	18,424	515,714
Telekom Austria AG	2,739	71,669
Telephone and Data Systems, Inc.	2,079	138,773
Verizon Communications, Inc.	44,365	1,964,482
		10,251,553
Television — 0.2%
British Sky Broadcasting Group PLC	29,465	418,983
CTC Media, Inc.†	7,517	165,074
Mediaset SpA	10,798	111,477
Sinclair Broadcast Group, Inc., Class A	22,047	265,446
		960,980
Textile-Apparel — 0.1%
Perry Ellis International, Inc.†	11,413	316,254
Textile-Products — 0.1%
Weiqiao Textile Co. Ltd. Class H	131,500	246,969
Therapeutics — 0.1%
Alnylam Pharmaceuticals, Inc.†	614	20,121
Cypress Bioscience, Inc.†	13,297	182,036
Neurocrine Biosciences, Inc.†	16,948	169,480
The Medicines Co.†	4,302	76,618
United Therapeutics Corp.†	1,659	110,390
		558,645
Tobacco — 1.5%
Alliance One International, Inc.†	21,204	138,674
Altria Group, Inc.	37,145	2,582,692
American Physicians Capital, Inc.	2,842	101,874
Japan Tobacco, Inc.	230	1,263,483
Reynolds American, Inc.	21,410	1,361,462
Universal Corp.	2,839	138,969
UST, Inc.	7,980	395,808
Vector, Ltd.	45,561	84,589
		6,067,551
Toys — 0.3%
Hasbro, Inc.	7,989	222,733
JAKKS Pacific, Inc.†	9,601	256,443

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Toys (continued)
Marvel Entertainment, Inc.†	7,783	$182,434
Mattel, Inc.	23,904	560,788
Nintendo Co., Ltd.	100	52,061
		1,274,459
Transport-Marine — 0.5%
Double Hull Tankers, Inc.	2,250	33,502
Gulfmark Offshore, Inc.†	8,030	390,740
Horizon Lines, Inc. Class A	5,536	169,014
Neptune Orient Lines, Ltd.	84,000	299,697
Orient Overseas International, Ltd.	8,000	76,153
Overseas Shipholding Group, Inc.	10,262	788,429
Yang Ming Marine Transport Corp.	288,284	231,882
		1,989,417
Transport-Rail — 0.2%
Central Japan Railway Co.	81	860,314
Transport-Services — 0.1%
Hub Group, Inc., Class A†	6,080	182,583
National Express Group PLC	9,101	230,337
		412,920
Travel Services — 0.1%
Kuoni Reisen Holdings	249	117,629
TUI Travel PLC†	32,894	169,599
		287,228
Venture Capital — 0.3%
3i Group PLC	63,109	1,287,335
Vitamins & Nutrition Products — 0.1%
Mannatech, Inc.	13,050	105,705
NBTY, Inc.†	7,756	314,894
USANA Health Sciences, Inc.†	386	16,887
		437,486
Water — 0.2%
Kelda Group PLC	9,069	159,945
Veolia Environnement	6,716	578,336
		738,281
Web Portals/ISP — 0.1%
Trizetto Group, Inc.†	14,624	256,066
United Internet AG	3,183	71,668
United Online, Inc.	9,688	145,417
		473,151
Wire & Cable Products — 0.2%
Coleman Cable, Inc.†	8,557	118,429
General Cable Corp.†	6,058	406,613
Nexans SA	307	50,497
Superior Essex, Inc.†	1,537	57,299
		632,838
Wireless Equipment — 0.9%
InterDigital, Inc.†	17,631	366,372
Nokia Oyj	54,080	2,055,896
Novatel Wireless, Inc.†	2,097	47,497

Security Description	Shares/ Principal Amount(18)	Value (Note 2)
Wireless Equipment (continued)
QUALCOMM, Inc.	10,218	$431,813
RF Micro Devices, Inc.†	46,950	315,973
Telefonaktiebolaget LM Ericsson, Class B	61,773	247,318
		3,464,869
X-Ray Equipment — 0.0%
Hologic, Inc.†	1,557	94,977
Total Common Stock (cost $269,401,809)		324,409,990
PREFERRED STOCK — 0.4%
Auto-Cars/Light Trucks — 0.0%
Volkswagen AG	850	116,964
Diversified Minerals — 0.1%
Cia Vale do Rio Doce ADR	15,338	436,366
Electronic Components-Semiconductors — 0.0%
Samsung Electronics Co., Ltd.	191	88,905
Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR	6,790	439,313
Retail-Discount — 0.1%
Lojas Americanas SA	16,963	168,427
Telephone-Integrated — 0.0%
Brasil Telecom SA	3,222	30,409
Transport-Rail — 0.1%
All America Latina Logistica SA	14,500	206,465
Total Preferred Stock (cost $1,029,952)		1,486,849
ASSET BACKED SECURITIES — 2.7%
Diversified Financial Services — 2.7%
Adjustable Rate Mtg. Trust Series 2004-5, Class 3A1 4.96% due 04/25/35(1)(2)	$41,349	40,976
Advanta Business Card Master Trust, Series 2004-C1, Class C 6.55% due 09/20/13(3)	65,000	64,076
Aegis Asset Backed Securities Trust, Series 2004-6N 4.75% due 03/25/35*(9)(10)	3,021	2,867
Aegis Asset Backed Securities Trust, Series 2004-5N 5.00% due 12/25/34*(10)	4,347	307
Asset Securitization Corp., Series 1997-D5, Class A5 6.93% due 02/14/43(1)(4)	50,000	52,636
Banc America Mtg. Securities, Inc., Series 2004-D, Class 2AI0 0.34% due 05/25/34(1)(2)(5)	374,013	784
Banc of America Commercial Mtg., Inc., Series 2005-4, Class XC 0.06% due 07/10/45*(1)(4)(5)	2,491,270	17,793

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Banc of America Commercial Mtg., Inc., Series 2005-1, Class XW 0.09% due 11/10/42*(1)(4)(5)(9)	$5,740,877	$20,476
Banc of America Commercial Mtg., Inc., Series 2006-4, Class A4 5.63% due 07/10/16(4)	140,000	141,285
Banc of America Commerical Mtg., Inc., Series 2004-5, Class XC 0.10% due 11/10/41*(1)(4)(5)(10)	1,565,586	19,550
Banc of America Large Loan, Series 2003-BBA2, Class X1A 0.00% due 11/15/15*(1)(4)(5)(9)(10)	104,364	0
Banc of America Large Loan, Series 2005-MIB1, Class K 7.75% due 03/15/22*(3)(4)(10)	93,000	90,171
Banc of America Mtg. Securities Inc., Series 2005-E, Class 2IO 0.30% due 06/25/35(1)(2)(5)(9)	1,002,797	4,983
Banc of America Mtg. Securities, Inc. Series 2003-F, Class 2A1 3.73% due 07/25/33(2)(3)	6,707	6,636
Bank One Issuance Trust, Series 2003-C4, Class C4 6.78% due 02/15/11(3)	40,000	39,813
Bay View Auto Trust, Series 2005-LJ2, Class C 4.92% due 02/25/14	45,000	44,729
Bayview Commercial Asset Trust, Series 2005-3A, Class IO 0.77% due 11/25/35*(4)(5)(9)	531,807	39,571
Bayview Commercial Asset Trust, Series 2004-3, Class IO 1.60% due 01/25/35*(4)(5)(9)	140,853	9,133
Bayview Commercial Asset Trust, Series 2005-1A, Class IO 1.60% due 04/25/35*(4)(5)(9)	173,981	11,744
Bayview Commercial Asset Trust, Series 2005-1A, Class A1 5.80% due 03/25/35*(3)(4)(9)	31,237	30,847
Bayview Financial Acquisition Trust, Series 2005-B ,Class AIO 4.46% due 04/28/39(1)(5)	522,982	66
Bayview Financial Acquisition Trust, Series 2004-D, Class A 5.52% due 08/28/44(3)	46,152	45,188

Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services (continued)
Bayview Financial Asset Trust Series 2004-SSRA, Class A1 5.73% due 12/25/39*(3)	$46,764	$46,699
Bayview Financial Asset Trust Series 2003-SSRA, Class A 5.83% due 10/25/38*(3)(10)	28,268	28,282
Bear Stearns Alt-A Trust, Series 2004-9, Class 1A1 7.22% due 09/25/34(1)(2)	7,643	7,815
Bear Stearns Asset Backed Securities Trust, Series 2005-3, Class A1 5.58% due 07/25/35(3)	35,462	34,885
Bear Stearns Asset Backed Securities Trust, Series 2003-3, Class A2 5.72% due 06/15/43(3)	41,406	41,050
Bear Stearns Commercial Mtg. Securities, Inc., 0.30% due 12/11/40(5)	6,502,067	28,880
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-T16, Class A6 4.75% due 02/13/46(1)(4)	32,000	30,625
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR4, Class A3 5.47% due 06/11/41(1)(4)	32,000	31,984
Bombardier Capital Mtg. Securitization Corp., Series 2001-A, Class A 6.80% due 12/15/30(1)	20,353	20,872
Carmax Auto Owner Trust, Series 2004-2, Class D 3.67% due 09/15/11	3,678	3,623
Chase Commercial Mtg. Securities Corp., Series 2000-3, Class A2 7.32% due 10/15/32(4)	18,000	18,940
Chase Credit Card Master Trust, Series 2003-3, Class C 6.83% due 10/15/10(3)	60,000	60,156
Chase Funding Net Interest Margin Trust, Series 2004-OPT1 4.46% due 06/27/34*(9)(10)	8,844	8,136
Citibank Credit Card Issuance Trust, Series 2001-C1, Class C1 6.44% due 01/15/10(3)	30,000	30,071
Citigroup Commercial Mtg. Trust, Series 2005-C3, Class XC 0.09% due 05/15/43*(1)(4)(5)	4,743,090	48,916
Citigroup Mtg. Loan Trust, Inc. Series 2007-6, Class 2A5 1.52% due 05/25/37(2)(3)(5)	122,011	6,082

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series Class 2007-CD4, Class XC 0.04% due 12/11/49*(1)(4)(5)(9)	$1,526,871	$14,374
CNL Funding, Series 1999-1, Class A2 7.64% due 06/18/14*(4)(10)	100,000	105,524
Commercial Mtg. Acceptance Corp., Series 1998-C2, Class F 5.44% due 09/15/30*(1)(4)(10)	688,000	665,021
Commercial Mtg. Pass Through Certs. 0.04% due 06/10/44(2)(5)	3,680,702	24,309
Commercial Mtg. Pass Through Certs, Series 2005-LP5, Class XC 0.06% due 05/10/43*(1)(4)(5)	1,770,110	15,633
Commercial Mtg. Pass Through Certs, Series 2004-LB3A, Class A5 5.28% due 07/10/37(1)(4)	52,000	51,835
Commercial Mtg. Pass Through Certs, Series 2006-CN2A, Class H 5.57% due 02/05/19*(1)(4)(10)	19,000	18,258
Commercial Mtg. Pass Through Certs, Series 2001-J2A, Class A2F 6.25% due 07/16/34*(3)(4)	46,000	45,710
Commercial Mtg. Trust, Pass Through Certs, Series 2006-C8, Class XS 0.05% due 12/10/46(5)(10)	2,202,269	27,256
Conseco Finance Securitizations Corp., Series 2002-1, Class A 6.68% due 12/01/33(1)	51,067	51,436
Conseco Finance Securitizations Corp., Series 2001-3, Class A4 6.91% due 05/01/33	182,714	191,292
Conseco Finance Securitizations Corp., Series 2001-1, Class A5 6.99% due 07/01/32	282,333	264,782
Conseco Finance Securitizations Corp., Series 2000-6, Class A5 7.27% due 09/01/31	9,184	9,259
Conseco Finance Securitizations Corp., Series 2001-4, Class A4 7.36% due 09/01/33	163,909	167,623
Conseco Finance Securitizations Corp., Series 2002-2, Class M1 7.42% due 03/01/33(1)	4,000	4,100

Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services (continued)
Conseco Finance Securitizations Corp., Series 2002-1, Class M1A 7.72% due 12/01/33(3)(9)	$118,000	$112,237
Conseco Finance Securitizations Corp., Series 2000-5, Class A6 7.96% due 02/01/32	28,000	24,881
Conseco Finance Securitizations Corp., Series 2000-4, Class A6 8.31% due 05/01/32(1)	64,418	54,586
Conseco Finance Securitizations Corp., Series 2002-2, Class AI0 8.50% due 03/25/33(1)(5)(9)	108,479	18,913
Countrywide Alternative Loan Trust Series 2007-23CB, Class A4 1.37% due 09/25/37(2)(3)(5)(9)	313,988	14,105
Countrywide Alternative Loan Trust Series 2007-25, Class 1A3 6.50% due 09/25/37(2)(9)	212,000	209,747
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A3 0.00% due 05/25/36(2)(3)(5)	345,417	2,464
Countrywide Alternative Loan Trust, Series 2005-24, Class IIAX 1.16% due 07/20/35(2)(5)(9)	305,623	8,096
Countrywide Alternative Loan Trust, Series 2005-24, Class 1AX 1.19% due 07/20/35(2)(5)(9)	626,410	12,319
Countrywide Asset-Backed Certs. Series 2004-6, Class 2A5 5.52% due 11/25/34(3)	3,909	3,861
Countrywide Asset-Backed NIM Certificates, Series 2004-14, Class N 5.00% due 12/25/34*(9)(10)	2,079	1,954
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-2, Class 2X 0.00% due 03/25/35(2)(5)(9)	329,657	7,005
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-9, Class 1X 1.84% due 05/25/35(2)(5)(9)	280,484	5,171
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-OA5, Class X 2.37% due 04/25/46(1)(2)(5)(9)	214,398	7,236

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-R2, Class 2A3 8.00% due 06/25/35*(2)	$54,571	$57,603
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2, Class F 6.75% due 11/15/30*(1)(4)(10)	44,000	46,436
Credit Suisse Mtg. Capital Certificates, Series 2007-C1, Class AX 0.05% due 02/15/40*(1)(4)(5)(9)(10)	874,074	9,083
Credit Suisse Mtg. Capital Certificates, Series 2006-C5, Class AX 0.07% due 12/15/39(1)(4)(5)	1,407,673	24,140
Credit Suisse Mtg. Capital Certs. Series 2006-C4, Class AX 0.09% due 09/15/39*(1)(4)(5)(10)	499,871	8,444
Crown Castle Towers LLC, Series 2005-1A, Class D 5.61% due 06/15/35*(4)(10)	84,000	83,739
CS First Boston Mtg. Securities Corp., Series 2005-C2, Class AX 0.11% due 04/25/37*(1)(4)(5)	2,399,208	35,869
CS First Boston Mtg. Securities Corp., Series 2003-C3, Class AX 0.75% due 05/15/38*(1)(4)(5)	1,688,108	64,805
CS First Boston Mtg. Securities Corp., Series 2001-CK1, Class AY 0.77% due 12/16/35*(1)(4)(5)	1,973,000	38,516
CS First Boston Mtg. Securities Corp., Series 2004-FR1N, Class A 5.00% due 11/27/34*(9)(10)	23,192	13,915
CS First Boston Mtg. Securities Corp., Series 2004-C2, Class A2 5.42% due 05/15/36(1)(4)	50,000	49,838
CS First Boston Mtg. Securities Corp., Series 2004-TF2A, Class H 6.45% due 11/15/19*(3)(4)(10)	50,000	49,792
CS First Boston Mtg. Securities Corp., Series 2005-TF2A, Class J 6.65% due 09/15/20*(3)(4)(10)	62,000	61,441
CS First Boston Mtg. Securities Corp., Series 2004-TF2A, Class J 6.70% due 11/15/19*(3)(4)(10)	50,000	49,808

Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services (continued)
DLJ Commercial Mtg. Corp., Series 2000-CF1, Class A1B 7.62% due 06/10/33(4)	$68,442	$72,224
FFCA Secured Lending Corp., Series 2000-1, Class A2 7.77% due 02/18/27*(4)	77,968	80,432
First Horizon Alternative Mtg. Securities Series 2005-AA10, Class 2A1 5.76% due 12/25/35(2)(3)	27,833	28,021
Ford Credit Auto Owner Trust, Series 2004-A, Class C 4.19% due 07/15/09	50,000	49,886
Fremont NIM Trust, Series 2004-3, Class A 4.50% due 11/27/34*(9)(10)	218	3
GE Capital Commercial Mtg. Corp., Series 2005-C3, Class XC 0.06% due 07/25/45*(1)(4)(5)	11,562,357	58,008
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class XC 0.04% due 11/10/45(5)	8,925,507	58,307
GMAC Commercial Mtg. Securities, Inc., Series 1999-C3, Class F 0.10% due 05/10/43(5)	3,252,834	53,198
GMAC Commercial Mtg. Securities, Inc., Series 1997-C1, Class X 1.31% due 07/15/29(1)(4)(5)	450,828	22,802
GMAC Commercial Mtg. Securities, Inc., Series 2003-C3, Class A4 5.02% due 04/10/40(4)	25,000	24,555
GMAC Commercial Mtg. Securities, Inc., Series 1999-C3, Class F 7.83% due 08/15/36(1)(4)	34,000	35,806
Granite Mtg. PLC, Series 2002-2, Class 1C 6.61% due 01/20/43(2)(3)(9)	23,864	23,744
Granite Mtg. PLC, Series 2003-3, Class 1C 6.81% due 01/20/44(2)(3)(9)	30,000	29,437
Green Tree Financial Corp., Series 1999-1, Class A6 6.37% due 07/01/25	5,000	5,106
Green Tree Financial Corp., Series 1999-3, Class A7 6.74% due 02/01/31	10,000	9,806
Green Tree Financial Corp., Series 1997-7, Class A8 6.86% due 07/15/29(1)	16,756	17,399
Green Tree Financial Corp., Series 1998-4, Class A7 6.87% due 02/01/30(1)	2,478	2,465
Green Tree Financial Corp., Series 1999-4, Class A5 6.97% due 05/01/31	7,782	7,791

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Green Tree Financial Corp., Series1997-6, Class A8 7.07% due 01/15/29	$26,689	$27,514
Green Tree Financial Corp., Series 1997-6, Class M1 7.21% due 01/15/29(1)	27,000	24,220
Green Tree Financial Corp., Series 1995-8, Class M1 7.30% due 12/15/26	6,310	6,481
Green Tree Financial Corp., Series 1997-4, Class A7 7.36% due 02/15/29(1)	24,580	25,989
Green Tree Financial Corp., Series 1997-6, Class A9 7.55% due 01/15/29(1)	40,643	42,922
Green Tree Financial Corp., Series 1999-5, Class A5 7.86% due 03/01/30(1)	169,711	151,465
Greenpoint Manufactured Housing, Series 1999-5, Class A4 7.59% due 11/15/28	91,705	94,720
Greenpoint Manufactured Housing, Series 2000-3, Class IA 8.45% due 06/20/31(1)	45,085	40,870
Greenpoint Mtg. Funding Trust, Series 2005-AR1, Class X1 2.47% due 06/25/45(2)(5)(9)	206,221	5,027
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class XC 0.05% due 04/10/37*(1)(4)(5)	5,543,760	22,702
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 4.57% due 08/10/42(4)	26,000	25,385
Greenwich Capital Commercial Funding Corp., Series 2003-C2, Class A4 4.91% due 01/05/36(4)	26,000	25,436
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4 5.44% due 03/10/39(4)	109,000	108,097
GS Mtg. Securities Corp. II, Series 2004-C1, Class X1 0.16% due 10/10/28*(1)(4)(5)	1,972,311	13,908
GS Mtg. Securities Corp. II, Series 2005-GG4, Class XC 0.18% due 07/10/39*(1)(4)(5)	3,111,392	59,941
GS Mtg. Securities Corp. II, Series 2003-C1, Class X1 0.53% due 01/10/40*(1)(4)(5)(10)	1,369,105	24,721
GS Mtg. Securities Corp. II, Series 2003-FL6A, Class L 9.00% due 11/15/15*(3)(4)(10)	25,000	23,694

Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services (continued)
GSAMP Trust, Series 2005-NC1N 5.00% due 02/25/35*(9)(10)	$50	$43
GSMPS Mtg. Loan Trust, Series 2005-RP2, Class 1A2 7.50% due 03/25/35*(2)	33,591	35,096
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A2 7.50% due 09/25/35*(2)	39,664	41,612
GSMPS Mtg. Loan Trust, Series 2005-RP2, Class 1A3 8.00% due 03/25/35*(2)	29,837	31,403
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A3 8.00% due 09/25/35*(2)	48,774	51,625
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A4 8.50% due 09/25/35*(2)	14,972	16,070
HVB Mtg. Capital Corp., Series 2003-FL1A, Class K 8.67% due 09/10/22*(3)(4)(9)(10)	72,000	69,840
Hyundai Auto Receivables Trust, Series 2004-A, Class D 4.10% due 08/15/11	41,833	41,535
J.P. Morgan Chase Commercial Mtg. Securities Corp. Series 2007-LD12, Class A3 5.99% due 08/15/14(1)(4)(9)	47,000	47,676
J.P. Morgan Chase Commercial Mtg. Securities Corp. Series 2007-LD12, Class AM 6.06% due 08/15/17(1)(4)(9)	30,000	30,398
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP5, Class X1 0.04% due 12/15/44*(1)(4)(5)	10,480,816	46,342
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP3, Class X1 0.06% due 08/15/42*(1)(4)(5)	3,997,570	30,230
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-CB12, Class X1 0.10% due 09/12/37*(1)(4)(5)	2,191,080	21,326
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP1, Class X1 0.10% due 03/15/46*(1)(4)(5)	1,224,312	11,029
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP2, Class X1 0.11% due 07/15/42*(1)(4)(5)	8,888,812	147,472
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class X 0.46% due 05/15/47(1)(4)(5)(9)	1,251,997	39,125
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP2, Class AM 4.78% due 07/15/42(4)	10,000	9,426

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2003-CB6, Class A2 5.26% due 07/12/37(1)(4)	$32,000	$31,874
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2007-LDPX, Class A3 5.42% due 05/15/49(4)(9)	623,000	610,154
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB14, Class A4 5.48% due 12/12/44(1)(4)	90,000	89,813
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A4 5.55% due 05/12/45(4)	191,000	190,967
J.P. Morgan Commercial Mtg. Finance Corp., Series 2000-C9, Class G 6.25% due 10/15/32*(4)(10)	25,000	25,058
J.P. Morgan Commercial Mtg. Finance Corp., Series 1997-C5, Class F 7.56% due 09/15/29(4)	27,000	28,426
LB-UBS Commercial Mtg. Trust, Series 2006-C1, Class XCL 0.07% due 02/15/41*(1)(4)(5)	5,238,761	56,850
LB-UBS Commercial Mtg. Trust, Series 2005-C7, Class XCL 0.08% due 11/15/40*(1)(4)(5)	5,029,914	45,082
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class XCL 0.12% due 09/15/40*(1)(4)(5)	2,527,759	36,434
LB-UBS Commercial Mtg. Trust, Series 2005-C2, Class XCL 0.15% due 04/15/40*(1)(4)(5)	4,583,849	49,303
LB-UBS Commercial Mtg. Trust, Series 2005-C3, Class XCL 0.17% due 07/15/40*(1)(4)(5)	1,406,816	29,590
LB-UBS Commercial Mtg. Trust Series 2003-C5, Class XCL 0.91% due 04/15/37*(1)(4)(5)(10)	179,849	3,001
LB-UBS Commercial Mtg. Trust, Series 2004-C1, Class A4 4.57% due 01/15/31(4)	22,000	21,000
LB-UBS Commercial Mtg. Trust, Series 2004-C7, Class A6 4.79% due 10/15/29(1)(4)	35,000	33,666

Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services (continued)
Lehman ABS Manufactured Housing Contract, Series 2001-B, Class M1 6.63% due 03/15/28(1)	$3,000	$2,518
Lehman Brothers Floating Rate Commercial Mtg. Trust, Series 2005-LLFA, Class J 6.55% due 07/16/18*(3)(4)(10)	19,000	18,886
Lehman Mtg. Trust Series 2007-4, Class 2A2 1.54% due 04/25/37(2)(3)(5)	126,004	8,817
Lehman Mtg. Trust, Series 2006-5, Class 1A3 0.27% due 08/25/36(2)(3)(5)	40,938	509
Lehman Mtg. Trust, Series 2006-5, Class 2A2 2.02% due 08/25/36(2)(3)(5)(9)	141,051	7,685
Lehman XS Trust Series 2007-6, Class 3A6 6.50% due 05/25/37	58,444	59,278
Marriott Vacation Club Owner Trust, Series 2002-1A, Class A1 6.20% due 12/20/24*(3)	17,089	16,931
Master Adjustable Rate Mtgs. Trust, Series 2005-2, Class 7AX 0.17% due 03/25/35(1)(2)(5)	179,854	705
Master Adjustable Rate Mtgs. Trust, Series 2004-3, Class 4AX 1.42% due 04/25/34(2)(5)	70,140	1,141
Master Adjustable Rate Mtgs. Trust, Series 2004-7, Class 2A1 7.30% due 08/25/34(1)(2)	13,019	13,221
Master Reperforming Loan Trust, Series 2005-1, Class 1A4 7.50% due 08/25/34*(2)	41,523	43,563
Master Reperforming Loan Trust, Series 2005-2, Class 1A3 7.50% due 05/25/35*(2)	44,498	47,096
MBNA Credit Card Master Note Trust, Series 2003-C5, Class C5 6.93% due 11/15/10(3)	60,000	60,181
Merit Securities Corp., Series 11PA, Class 3A1 5.75% due 04/28/27*(2)(3)	81,532	80,756
Merrill Lynch CFC Commercial Mtg., Series 2006-4, Class XC 0.48% due 12/12/49(2)(5)	2,734,594	40,329

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Investors, Inc., Series 2005-LC1, Class XA 0.11% due 01/12/44(5)	$1,116,705	$9,442
Merrill Lynch Mtg. Investors, Inc., Series 2004-WMC3, Class B3 5.00% due 01/25/35(1)	19,636	15,967
Merrill Lynch Mtg. Investors, Inc., Series 2004-HE2, Class N1 5.00% due 08/25/35*(10)	1,371	1,337
Merrill Lynch Mtg. Investors, Inc., Series 2005-WMC1, Class N1 5.00% due 09/25/35*(10)	372	352
Merrill Lynch Mtg. Trust, Series 2005-MCP1, Class XC 0.09% due 05/25/43*(1)(4)(5)	2,300,252	29,448
Merrill Lynch Mtg. Trust, Series 2005-MKB2, Class A2 4.81% due 09/12/42(4)	117,000	116,393
Mezz Capital Commercial Mtg. Trust, 5.47% due 12/15/16(5)(9)(10)	272,446	90,398
Mezz Capital Commercial Mtg. Trust, Series 2005-C3, Class X 5.56% due 05/15/44(5)(9)	172,479	48,564
Mezz Capital Commercial Mtg. Trust, Series 2004-C2, Class A 6.41% due 12/15/19(5)(9)	155,887	45,256
Mid-State Trust, Series 11, Class B 8.22% due 07/15/38	9,334	5,819
Morgan Stanley Capital I, Series 2005-HQ6, Class X1 0.10% due 08/13/42*(1)(4)(5)	3,824,870	39,483
Morgan Stanley Capital I, Series 2004-HQ4, Class A7 4.97% due 04/14/40(4)	41,000	39,807
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 5.45% due 02/20/44(1)(4)	191,000	188,470
Morgan Stanley Capital I, Series 1998-CF1, Class D 7.35% due 07/15/32(1)(4)	56,000	57,491
Morgan Stanley Mtg. Loan Trust, Series 2005-5AR, Class 2A1 5.35% due 09/25/35(1)(2)	178,512	181,592
Mortgage Capital Funding, Inc., Series 1998-MC2, Class E 7.08% due 06/18/30(1)(4)	27,000	27,360
Navistar Financial Corp. Owner Trust, Series 2004-B, Class C 3.93% due 10/15/12	3,191	3,092

Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services (continued)
Navistar Financial Corp. Owner Trust, Series 2005-A, Class C 4.84% due 01/15/14	$17,007	$16,692
New Century Home Equity Loan Trust, Series 2003-5, Class AI7 5.15% due 06/25/33(1)	30,838	29,928
Nomura Asset Acceptance Corp., Series 2004-R3, Class PT 7.78% due 12/25/35*(1)(2)	48,681	47,711
Oakwood Mtg Investors, Inc. Series 1996-C, Class B1 7.96% due 04/15/27(9)	16,943	11,633
Oakwood Mtg. Investors, Inc., Series 2002-C, Class A1 5.41% due 11/15/32	99,525	88,289
Oakwood Mtg. Investors, Inc., Series 2001-E, Class AIO 6.00% due 11/15/09(5)(9)	125,113	12,428
Oakwood Mtg. Investors, Inc., Series 2002-A, Class AIO 6.00% due 02/15/10(5)(9)	102,989	11,154
Oakwood Mtg. Investors, Inc., Series 2001-E, Class A4 6.81% due 12/15/31	70,276	59,082
Oakwood Mtg. Investors, Inc., Series 2000-A, Class A3 7.95% due 03/15/22(1)	43,437	35,279
Origen Manufactured Housing, Series 2004-B, Class A2 3.79% due 12/15/17	37,251	36,815
Origen Manufactured Housing, Series 2004-B, Class A3 4.75% due 08/15/21	26,000	25,143
Permanent Financing PLC, Series 8, Class 2C 6.12% due 06/10/42(2)(3)(9)	75,000	74,508
Permanent Financing PLC, Series 4, Class 3C 6.52% due 06/10/42(2)(3)(9)	60,000	59,065
Permanent Financing PLC, Series 3, Class 3C 6.87% due 06/10/42(2)(3)(9)	50,000	49,055
Pillar Funding PLC, Series 2004-1A, Class C1 6.69% due 06/15/11*(3)(9)(10)	101,000	97,087
Providian Gateway Master Trust, Series 2004-EA, Class D 6.68% due 11/15/11*(3)(9)(10)	100,000	100,009
Residential Asset Mtg. Products, Inc., Series 2002-SL1, ClassAI3 7.00% due 06/25/32(2)	79,099	78,891
Residential Asset Securities NIM Corp., Series 2004-NT11 4.50% due 12/25/34*(9)(10)	7,660	6,128

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Residential Asset Securitization Trust, Series 2006-A7CB, Class 1A6 0.42% due 07/25/36(2)(3)(5)	$24,120	$668
Residential Asset Securitization Trust, Series 2007-A3, Class 2A2 1.56% due 04/25/37(2)(3)(5)	132,781	8,927
SACO I Trust, Series 2005-10, Class 1A 5.39% due 06/25/36(3)	53,225	50,871
Sail Net Interest Margin Notes, Series 2003-5, Class A 7.35% due 06/27/33†*(9)(10)(17)	6,867	137
Sail Net Interest Margin Notes, Series 2003-BC2A, Class A 7.75% due 04/27/33†*(10)(17)	10,591	482
Sequoia Mtg. Funding Co., Series 2004-A, Class AX1 0.80% due 02/25/08*(2)(5)(10)	250,539	600
Sharps SP I LLC Net Interest Margin Trust, Series 2004-HE1N 4.94% due 02/25/34*(9)(10)	7,001	1
Strips, Series 2004-1A, Class K 5.00% due 03/24/18*(4)(9)(10)	50,000	47,734
Structured Adjustable Rate Mtg. Loan Trust Series 2007-8, Class 1A2 6.25% due 09/25/37(2)(3)(9)	53,092	52,944
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-19, Class 2A1X 0.83% due 01/25/35(2)(3)(5)(9)	242,330	2,423
Structured Adjustable Rate Mtg. Loan Trust, Series 2005-9, Class AX 1.11% due 05/25/35(1)(2)(5)(9)	700,255	10,941
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-8, Class 1A3 7.21% due 07/25/34(1)(2)	4,578	4,581
Structured Asset Securities Corp., Series 2007-4, Class 1A4 1.00% due 10/28/16*(2)(5)(9)(10)	1,873,000	59,171
Structured Asset Securities Corp., Series 2007-4, Class 1A3 1.12% due 10/28/16*(2)(3)(5)(9)(10)	1,873,000	85,997
Structured Asset Securities Corp., Series 2004-NP2, Class A 5.48% due 06/25/34*(2)(3)(9)	54,118	54,113
Thornburg Mtg. Securities Trust, Series 2006-4, Class A2B 5.25% due 07/25/36(2)(3)	38,227	37,820

Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services (continued)
TIAA Real Estate CDO, Ltd., Series 2002-1A, Class IIFX 6.77% due 05/22/37*(9)(10)	$86,000	$85,375
Wachovia Bank Commercial Mtg. Trust, Series 2005-C18, Class XC 0.09% due 04/15/42*(1)(4)(5)	5,345,466	52,831
Wachovia Bank Commercial Mtg. Trust, Series 2005-C16, Class A4 4.85% due 10/15/41(1)(4)	32,000	30,700
WAMU Commerical Mtg. Securities Trust, Series 2005-C1A, Class F 5.30% due 05/25/36*(1)(4)(10)	65,000	59,866
WaMu Mtg. Pass Through Certs. Series 2004-AR1, Class A 4.23% due 03/25/34(1)(2)	10,070	10,005
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR12, Class 2A5 4.32% due 07/25/35(2)(3)	654,000	638,429
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR9, Class 1A2 4.35% due 05/25/35(1)(2)	110,377	108,481
WFS Financial Owner Trust, Series 2004-4, Class D 3.58% due 05/17/12	13,124	13,044
WFS Financial Owner Trust, Series 2004-3, Class D 4.07% due 02/17/12	6,929	6,885
WFS Financial Owner Trust, Series 2005-1, Class D 4.09% due 08/17/12	9,633	9,571
Total Asset Backed Securities (cost $11,051,493)		10,659,992
CORPORATE BONDS & NOTES — 5.0%
Advanced Materials — 0.0%
Hexcel Corp. Senior Sub. Notes 6.75% due 02/01/15	35,000	34,563
Advertising Agency — 0.0%
Omnicom Group, Inc. Company Guar. Senior Notes 5.90% due 04/15/16	15,000	14,920
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 6.63% due 08/15/15	15,000	14,475
Advertising Services — 0.0%
RH Donnelley Corp. Senior Notes 8.88% due 01/15/16	15,000	15,281
RH Donnelley Corp. Senior Notes 8.88% due 10/15/17*(10)	20,000	20,300
Vertis, Inc. Company Guar. Notes 10.88% due 06/15/09(10)	90,000	86,625

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Advertising Services (continued)
Vertis, Inc. Sub. Notes 13.50% due 12/07/09*	$20,000	$14,800
		137,006
Aerospace/Defense — 0.1%
Alliant Techsystems, Inc. Company Guar. Notes 6.75% due 04/01/16	55,000	54,450
DRS Technologies, Inc. Company Guar. Notes 2.00% due 02/01/26*(10)	75,000	80,625
TransDigm, Inc. Company Guar. Notes 7.75% due 07/15/14	50,000	50,500
		185,575
Agricultural Chemicals — 0.0%
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	20,000	21,000
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	20,000	21,325
		42,325
Airlines — 0.0%
American Airlines, Inc. Pass Through Certs. 7.86% due 04/01/13	10,000	10,550
Continental Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.56% due 08/15/13	15,000	15,521
Continental Airlines, Inc. Pass Through Certs. Series 1981-A 6.65% due 09/15/17	31,403	31,689
Continental Airlines, Inc. Pass Through Certs. Series 974A 6.90% due 07/02/19	6,770	6,923
Northwest Airlines, Inc. Pass Through Certs. Series 2000-1, Class G 7.15% due 04/01/21(9)	29,042	29,914
United AirLines, Inc. Pass Through Certs. Series 2007-1, Class A 6.64% due 07/02/22	15,000	15,000
		109,597
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 8.78% due 12/15/14(3)	35,000	34,825
Levi Strauss & Co. Senior Notes 8.88% due 04/01/16	30,000	30,900
Levi Strauss & Co. Senior Notes 9.75% due 01/15/15	35,000	36,750
		102,475

Security Description	Principal Amount(18)	Value (Note 2)
Auto-Cars/Light Trucks — 0.1%
DaimlerChrysler NA Holding Corp. Company Guar. Bonds 5.75% due 09/08/11	$65,000	$65,604
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.50% due 11/15/13	5,000	5,185
Ford Motor Co. Notes 7.45% due 07/16/31	35,000	27,475
General Motors Corp. Notes 7.20% due 01/15/11	170,000	162,350
General Motors Corp. Debentures 9.40% due 07/15/21	10,000	9,500
		270,114
Auto/Truck Parts & Equipment-Original — 0.1%
ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	30,000	29,100
Dana Corp. Notes 5.85% due 01/15/15†(13)(17)	45,000	35,550
Tenneco Automotive, Inc. Company Guar. Notes 8.63% due 11/15/14	75,000	75,562
Tenneco, Inc. Secured Notes 10.25% due 07/15/13	5,000	5,363
Titan International, Inc. Company Guar. Notes 8.00% due 01/15/12	45,000	44,887
United Components, Inc. Senior Sub. Notes 9.38% due 06/15/13	10,000	10,150
		200,612
Banks-Super Regional — 0.0%
Bank of America Corp. 6.65% due 12/18/28(3)	20,000	18,890
Building & Construction Products-Misc. — 0.1%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	45,000	45,675
Builders FirstSource, Inc. Company Guar. Notes 9.81% due 02/15/12(3)	40,000	38,500
Nortek, Inc. Senior Sub. Notes 8.50% due 09/01/14	120,000	104,100
NTK Holdings, Inc. Senior Notes 10.75% due 03/01/14(6)	30,000	18,450
		206,725

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Building Products-Air & Heating — 0.0%
Goodman Global Holdings, Inc. Senior Notes 8.36% due 06/15/12(3)	$40,000	$39,600
Building Products-Cement — 0.0%
Texas Industries, Inc. Senior Notes 7.25% due 07/15/13	50,000	49,875
Building-Residential/Commerical — 0.0%
DR Horton, Inc. Senior Notes 7.88% due 08/15/11	10,000	9,802
K. Hovnanian Enterprises, Inc. Company Guar. Notes 8.88% due 04/01/12	15,000	11,250
Meritage Homes Corp. Company Guar. Notes 6.25% due 03/15/15	35,000	27,300
Meritage Homes Corp. Senior Notes 7.00% due 05/01/14	10,000	8,000
Standard-Pacific Corp. Senior Notes 6.50% due 10/01/08	35,000	31,150
		87,502
Cable TV — 0.2%
CCH I LLC/CCH II Capital Corp. Sec. Notes 11.00% due 10/01/15	55,000	55,688
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	170,000	173,825
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	70,000	72,800
COX Communications, Inc. Notes 5.88% due 12/01/16*(10)	5,000	4,915
COX Communications, Inc. Notes 7.13% due 10/01/12	40,000	42,393
CSC Holdings, Inc. Senior Notes 6.75% due 04/15/12	105,000	101,062
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	40,000	40,100
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	75,000	71,156
Echostar DBS Corp. Company Guar. Senior Notes 6.38% due 10/01/11	110,000	110,550
Echostar DBS Corp. Company Guar. Notes 6.63% due 10/01/14	15,000	15,075

Security Description	Principal Amount(18)	Value (Note 2)
Cable TV (continued)
Echostar DBS Corp. Company Guar. Notes 7.00% due 10/01/13	$30,000	$30,675
TCI Communications, Inc. Company Guar. Notes 7.88% due 02/15/26	5,000	5,508
Tele-Communications, Inc. Senior Notes 7.88% due 08/01/13	30,000	32,832
Tele-Communications, Inc. Debentures 9.80% due 02/01/12	35,000	40,511
Time Warner Cable, Inc. Senior Notes 5.85% due 05/01/17*(10)	5,000	4,861
Time Warner Cable, Inc. Senior Notes 6.55% due 05/01/37*(10)	10,000	9,810
		811,761
Casino Hotels — 0.1%
Boyd Gaming Corp. Senior Sub. Notes 7.13% due 02/01/16	45,000	43,538
Boyd Gaming Corp. Senior Sub. Notes 7.75% due 12/15/12	60,000	61,650
Caesars Entertainment, Inc. Senior Notes 7.00% due 04/15/13	45,000	46,912
Station Casinos, Inc. Senior Notes 6.00% due 04/01/12	25,000	23,750
Trump Entertainment Resorts, Inc. Sec. Notes 8.50% due 06/01/15	40,000	33,300
		209,150
Cellular Telecom — 0.1%
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	45,000	47,587
Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	15,000	18,991
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	25,000	25,375
iPCS, Inc. Secured Notes 7.82% due 05/01/13*(10)	15,000	14,550
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14*(10)	50,000	51,000
Nextel Communications, Inc. Senior Notes 6.88% due 10/31/13	10,000	10,040

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Rural Cellular Corp. Senior Sub. Notes 8.62% due 06/01/13*(3)(10)	$25,000	$25,625
Rural Cellular Corp. Senior Notes 9.88% due 02/01/10	20,000	20,900
Rural Cellular Corp. Senior Notes 11.11% due 11/01/12(3)	35,000	35,700
		249,768
Chemicals-Diversified — 0.1%
Bayer Corp. Bonds 6.20% due 02/15/08*(7)(10)	15,000	15,067
Lyondell Chemical Co. Company Guar. Notes 6.88% due 06/15/17	10,000	10,850
Lyondell Chemical Co. Company Guar. Notes 8.00% due 09/15/14	30,000	33,000
Lyondell Chemical Co. Company Guar. Notes 8.25% due 09/15/16	90,000	101,475
		160,392
Chemicals-Specialty — 0.0%
Hercules, Inc. Company Guar. Notes 6.75% due 10/15/29	10,000	9,925
Lubrizol Corp. Senior Notes 5.50% due 10/01/14	15,000	14,484
MacDermid, Inc. Senior Notes 9.50% due 04/15/17*(10)	50,000	48,250
		72,659
Coal — 0.1%
Arch Western Finance LLC Sec. Notes 6.75% due 07/01/13	95,000	93,100
Massey Energy Co. Senior Notes 6.63% due 11/15/10	40,000	39,100
Peabody Energy Corp. Company Guar. Notes 5.88% due 04/15/16	85,000	83,300
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	20,000	21,100
		236,600
Commercial Services — 0.0%
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15(10)	45,000	45,900
Iron Mountain, Inc. Company Guar. Notes 6.63% due 01/01/16	85,000	79,475

Security Description	Principal Amount(18)	Value (Note 2)
Commercial Services (continued)
Iron Mountain, Inc. Senior Sub. Notes 8.75% due 07/15/18	$15,000	$15,600
		140,975
Commercial Services-Finance — 0.0%
Block Financial Corp. Company Guar. Notes 5.13% due 10/30/14	25,000	22,829
iPayment, Inc. Company Guar. Notes 9.75% due 05/15/14	15,000	14,325
		37,154
Computer Services — 0.0%
Compucom Systems, Inc. Senior Notes 12.00% due 11/01/14*(10)	35,000	44,100
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*(10)	30,000	29,250
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	14,000	14,560
Sungard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	34,000	35,530
		123,440
Computers-Integrated Systems — 0.0%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	15,000	13,200
Consumer Products-Misc. — 0.0%
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	35,000	33,862
Playtex Products, Inc. Sec. Notes 8.00% due 03/01/11	15,000	15,788
Spectrum Brands, Inc. Company Guar. Notes 11.00% due 10/02/07(7)	25,000	22,250
Spectrum Brands, Inc. Company Guar. Notes 7.38% due 02/01/15	15,000	11,550
Yankee Acquisition Corp. Company Guar. Notes 8.50% due 02/15/15(10)	30,000	29,100
		112,550
Containers-Metal/Glass — 0.0%
Crown Americas LLC Company Guar. Notes 7.63% due 11/15/13	5,000	5,131
Owens-Illinois, Inc. Debentures 7.50% due 05/15/10	35,000	35,263
		40,394

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Containers-Paper/Plastic — 0.1%
Berry Plastics Holding Corp. Secured Notes 8.88% due 09/15/14	$45,000	$46,012
Berry Plastics Holding Corp. Company Guar. Notes 10.25% due 03/01/16	25,000	24,500
Clondalkin Acquisition BV Notes 7.69% due 12/15/13*(3)(10)	75,000	72,000
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	15,000	15,038
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17(10)	30,000	29,475
Stone Container Corp. Notes 8.38% due 07/01/12(10)	10,000	10,000
Tekni-Plex, Inc. Company Guar. Notes 10.88% due 08/15/12	15,000	16,125
		213,150
Cosmetics & Toiletries — 0.0%
The Estee Lauder Cos., Inc. Senior Notes 5.55% due 05/15/17	5,000	4,915
The Estee Lauder Cos., Inc. Senior Notes 6.00% due 05/15/37	20,000	19,354
		24,269
Direct Marketing — 0.1%
Affinion Group, Inc. Company Guar. Notes 10.13% due 10/15/13	45,000	47,475
Affinion Group, Inc. Company Guar. Notes 11.50% due 10/15/15	40,000	42,000
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	70,000	71,225
		160,700
Diversified Financial Services — 0.0%
GATX Financial Corp. Notes 5.80% due 03/01/16	10,000	9,758
General Electric Capital Corp. Senior Notes 5.63% due 09/15/17	35,000	34,990
		44,748
Diversified Manufacturing Operations — 0.1%
Blount, Inc. Senior Sub. Notes 8.88% due 08/01/12	25,000	25,406

Security Description	Principal Amount(18)	Value (Note 2)
Diversified Manufacturing Operations (continued)
RBS Global, Inc./Rexnord Corp. Company Guar. Notes 9.50% due 08/01/14	$90,000	$93,150
Tyco Electronics Group SA Notes 6.00% due 10/01/12*(10)	40,000	40,486
		159,042
Diversified Operations — 0.0%
Leucadia National Corp. Senior Notes 7.13% due 03/15/17	30,000	28,575
Leucadia National Corp. Senior Notes 8.13% due 09/15/15	15,000	15,094
		43,669
Drug Delivery Systems — 0.0%
Hospira, Inc. Senior Notes 5.55% due 03/30/12	15,000	14,982
Hospira, Inc. Senior Notes 6.05% due 03/30/17	10,000	9,838
		24,820
Electric-Generation — 0.1%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	5,000	5,012
Edison Mission Energy Senior Notes. 7.00% due 05/15/17*(10)	25,000	24,625
Edison Mission Energy Senior Notes 7.20% due 05/15/19*(10)	30,000	29,550
Edison Mission Energy Senior Notes 7.50% due 06/15/13	20,000	20,500
Edison Mission Energy Senior Notes 7.75% due 06/15/16	15,000	15,525
The AES Corp. Sec. Notes 8.75% due 05/15/13*	55,000	57,544
		152,756
Electric-Integrated — 0.2%
AEP Texas North Co. Senior Notes 5.50% due 03/01/13	10,000	9,849
Appalachian Power Co. Senior Notes 5.80% due 10/01/35	20,000	18,354
Arizona Public Service Co. Notes 6.50% due 03/01/12	20,000	20,720
CenterPoint Energy Houston Electric LLC 1st Mtg. Bonds 5.75% due 01/15/14	20,000	19,989

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Cleveland Electric Illuminating Co. Sec. Notes 7.88% due 11/01/17	$15,000	$17,073
CMS Energy Corp. Notes 6.55% due 07/17/17	40,000	38,792
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	25,000	23,408
Dayton Power & Light Co. 1st Mtg. Notes 5.13% due 10/01/13	20,000	19,543
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/11(7)	25,000	24,769
Entergy Gulf States, Inc. 1st Mtg. Bonds 5.25% due 08/01/15	20,000	18,851
Florida Power Corp. 1st Mtg. Bonds 5.90% due 03/01/33	10,000	9,608
Kansas Gas & Electric Co. Bonds 5.65% due 03/29/21	10,000	9,550
Midamerican Energy Holdings Co. Bonds 6.13% due 04/01/36	45,000	43,685
Midamerican Energy Holdings Co. Bonds 6.50% due 09/15/37*(10)	5,000	5,054
Nevada Power Co. 1st Mtg. Bonds 5.88% due 01/15/15	40,000	39,062
NorthWestern Corp. Sec. Notes 5.88% due 11/01/14	20,000	19,498
Oncor Electric Delivery Co. Sec. Notes 7.25% due 01/15/33	25,000	25,920
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/37	15,000	14,176
PacifiCorp Bonds 6.25% due 10/15/37	15,000	14,981
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/16*(10)	20,000	19,766
PPL Energy Supply, LLC Bonds 5.70% due 10/15/15	10,000	9,774
Public Service Co. of Colorado Senior Sub. Notes 6.88% due 07/15/09	30,000	30,940

Security Description	Principal Amount(18)	Value (Note 2)
Electric-Integrated (continued)
Public Service Co. of New Mexico Senior Sub. Notes 4.40% due 09/15/08	$25,000	$24,763
Puget Sound Energy, Inc. Jr. Sub. Notes 6.97% due 06/01/67(3)	25,000	24,989
Southern California Edison Co. 1st Mtg. Bonds 5.55% due 01/15/37	10,000	9,230
Southern California Edison Co. Notes 6.65% due 04/01/29	15,000	15,672
TECO Energy, Inc. Notes 7.20% due 05/01/11	10,000	10,433
TXU Electric Delivery Co. Debentures 7.00% due 09/01/22	10,000	10,196
TXU Energy Co. LLC Senior Notes 6.19% due 09/16/08*(3)(10)	45,000	45,068
Westar Energy, Inc. 1st Mtg. Notes 5.10% due 07/15/20	25,000	23,630
		617,343
Electric-Transmission — 0.0%
ITC Holdings Corp. Notes 5.88% due 09/30/16*(10)	20,000	19,857
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	65,000	62,725
Freescale Semiconductor, Inc. Senior Notes 8.88% due 12/15/14	85,000	82,025
Freescale Semiconductor, Inc. Senior Notes 9.13% due 12/15/14	45,000	41,625
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	40,000	37,200
		223,575
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Debentures 7.50% due 01/15/27	15,000	15,719
Avnet, Inc. Notes 6.00% due 09/01/15	25,000	24,439
		40,158
Electronics-Military — 0.0%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	105,000	100,800

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Finance-Auto Loans — 0.3%
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	$20,000	$19,611
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	5,000	4,888
Ford Motor Credit Co. LLC Senior Notes 9.88% due 08/10/11	430,000	435,534
General Motors Acceptance Corp. Senior Notes 5.85% due 01/14/09	25,000	24,469
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	190,000	172,212
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	165,000	154,767
General Motors Acceptance Corp. Notes 7.00% due 02/01/12	30,000	28,481
General Motors Acceptance Corp. Notes 7.56% due 12/01/14(3)	60,000	55,314
GMAC LLC Senior Notes 6.09% due 05/15/09(3)	60,000	57,783
GMAC LLC Senior Notes 6.63% due 05/15/12	5,000	4,665
		957,724
Finance-Commercial — 0.0%
CIT Group, Inc. Jr. Sub. Notes 6.10% due 03/15/17(7)	65,000	53,640
Finance-Consumer Loans — 0.0%
HSBC Finance Capital Trust IX 5.91% due 11/30/35(3)	100,000	94,918
SLM Corp. Notes 4.50% due 07/26/10	25,000	23,403
		118,321
Finance-Credit Card — 0.0%
Capital One Capital III Company Guar. Bonds 7.69% due 08/15/36	15,000	14,738
Finance-Investment Banker/Broker — 0.0%
Credit Suisse Guernsey, Ltd. Jr. Sub. Bonds 5.86% due 05/29/17(7)	30,000	28,376
JP Morgan Chase Capital XXV Bonds 6.80% due 10/01/37	15,000	15,023

Security Description	Principal Amount(18)	Value (Note 2)
Finance-Investment Banker/Broker (continued)
JP Morgan Chase Capital XVIII Bonds 6.95% due 08/17/36	$37,000	$36,372
Lehman Brothers Holdings, Inc. Senior Notes 6.20% due 09/26/14	5,000	5,020
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	30,000	29,867
		114,658
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Capital III 8.05% due 06/15/27	20,000	17,334
Finance-Other Services — 0.0%
Funding Corp. Debentures 9.00% due 06/01/17	24,000	26,611
Pinnacle Foods Finance LLC/ Pinnacle Foods Finance Corp. Senior Sub. Notes 9.25% due 04/01/15*(10)	20,000	19,050
Pinnacle Foods Finance LLC/ Pinnacle Foods Finance Corp. Senior Sub. Notes 10.63% due 04/01/17*(10)	20,000	18,750
		64,411
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	25,000	23,750
Food-Misc. — 0.1%
Campbell Soup Co. Debentures 8.88% due 05/01/21	15,000	19,079
Chiquita Brands International, Inc. Senior Notes 7.50% due 11/01/14	35,000	30,100
Chiquita Brands International, Inc. Senior Notes 8.88% due 12/01/15	5,000	4,500
Del Monte Corp. Senior Sub. Notes 8.63% due 12/15/12	65,000	65,975
Grand Metropolitan Investment Corp. Debentures 8.00% due 09/15/22	45,000	53,265
		172,919
Food-Retail — 0.0%
Kroger Co. Senior Guar. Notes 6.75% due 04/15/12	10,000	10,516
Food-Wholesale/Distribution — 0.0%
Supervalu, Inc. Senior Notes 7.50% due 11/15/14	35,000	35,613

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	$55,000	$53,281
Gambling (Non-Hotel) — 0.0%
Pinnacle Entertainment, Inc. Senior Sub. Notes 7.50% due 06/15/15*(10)	35,000	33,119
Pinnacle Entertainment, Inc. Senior Sub. Notes 8.25% due 03/15/12	40,000	40,500
		73,619
Gas-Distribution — 0.0%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	20,000	20,317
Home Furnishings — 0.0%
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	85,000	85,637
Hotels/Motels — 0.0%
Hilton Hotels Corp. Notes 7.63% due 12/01/12	40,000	45,510
Marriott International, Inc. Notes 6.38% due 06/15/17	3,000	3,007
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	20,000	19,369
		67,886
Independent Power Producers — 0.1%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	130,000	130,325
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	20,000	20,000
		150,325
Insurance Brokers — 0.0%
HUB International Holdings, Inc. Senior Notes 9.00% due 12/15/14*(10)	10,000	9,600
HUB International Holdings, Inc. Senior Sub. Notes 10.25% due 06/15/15*(10)	10,000	9,300
USI Holdings Corp. Senior Notes 9.43% due 11/15/14*(3)(10)	5,000	4,750
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	5,000	4,961
		28,611
Insurance-Life/Health — 0.0%
Lincoln National Corp. Notes 7.00% due 05/17/66(3)	16,000	16,489

Security Description	Principal Amount(18)	Value (Note 2)
Insurance-Life/Health (continued)
Nationwide Financial Services, Inc. Notes 5.63% due 02/13/15	$10,000	$9,847
		26,336
Insurance-Multi-line — 0.0%
CNA Financial Corp. Notes 6.00% due 08/15/11	15,000	15,164
CNA Financial Corp. Notes 6.50% due 08/15/16	15,000	15,221
Loews Corp. Notes 5.25% due 03/15/16	15,000	14,425
Metlife, Inc. Jr. Sub. Notes 6.40% due 12/15/36	40,000	38,034
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	15,000	14,586
		97,430
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*(10)	35,000	31,929
Nationwide Mutual Insurance Co. Notes 8.25% due 12/01/31*(10)	15,000	18,070
		49,999
Insurance-Property/Casualty — 0.0%
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	15,000	14,469
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/16*(10)	15,000	14,916
Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Jr. Sub. Notes 7.52% due 06/01/66(3)	30,000	30,740
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/15	15,000	12,666
		43,406
Machinery-Electrical — 0.0%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17	60,000	62,700
Machinery-General Industrial — 0.0%
The Manitowoc Co., Inc. Company Guar. Notes 7.13% due 11/01/13	45,000	44,775

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Medical Instruments — 0.0%
Accellent, Inc. Company Guar. Notes 10.50% due 12/01/13	$15,000	$13,875
Medical-Drugs — 0.0%
AstraZeneca PLC Senior Notes 5.90% due 09/15/17	35,000	35,527
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15*(10)	95,000	97,612
HCA, Inc. Sec. Notes 9.13% due 11/15/14*(10)	65,000	68,575
HCA, Inc. Sec. Notes 9.25% due 11/15/16*	70,000	74,375
HCA, Inc. Sec. Notes 9.63% due 11/15/16*	55,000	58,713
Tenet Healthcare Corp. Senior Notes 7.38% due 02/01/13	60,000	50,850
Tenet Healthcare Corp. Senior Notes 9.88% due 07/01/14	25,000	22,875
		373,000
Medical-Nursing Homes — 0.0%
Sun Healthcare Group, Inc. Senior Sub. Notes 9.13% due 04/15/15*(10)	35,000	35,700
Medical-Outpatient/Home Medical — 0.0%
Select Medical Corp. Senior Sub. Notes 7.63% due 02/01/15	55,000	49,225
Surgical Care Affiliates, Inc. Senior Notes 8.88% due 07/15/15*(10)	15,000	14,250
Surgical Care Affiliates, Inc. Senior Sub. Notes 10.00% due 07/15/17*(10)	15,000	14,400
		77,875
Metal Processors & Fabrication — 0.0%
Metals USA, Inc. Sec. Notes 11.13% due 12/01/15	10,000	10,650
Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	45,000	48,600
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	95,000	103,787

Security Description	Principal Amount(18)	Value (Note 2)
Metal-Diversified (continued)
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.56% due 04/01/15(3)	$20,000	$20,775
		173,162
Miscellaneous Manufacturing — 0.0%
American Railcar Industries, Inc. Senior Notes 7.50% due 03/01/14	15,000	14,925
Multimedia — 0.0%
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*(10)	5,000	5,349
News America Holdings, Inc. Company Guar. Notes 7.75% due 01/20/24	20,000	21,905
Time Warner Cos., Inc. Debentures 9.13% due 01/15/13	5,000	5,732
Time Warner Cos., Inc. Debentures 9.15% due 02/01/23	10,000	12,195
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	25,000	28,943
Viacom, Inc. Senior Notes 5.75% due 04/30/11	5,000	5,048
		79,172
Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	65,000	65,325
WCA Waste Corp. Senior Notes 9.25% due 06/15/14	20,000	20,600
		85,925
Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 6.40% due 03/15/16	20,000	20,247
Oil & Gas Drilling — 0.0%
Pride International, Inc. Senior Notes 7.38% due 07/15/14	60,000	61,500
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	8,000	7,923
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	2,000	1,969
Chaparral Energy, Inc. Company Guar. Senior Notes 8.88% due 02/01/17*(10)	50,000	46,875

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Chesapeake Energy Corp. Senior Notes 7.63% due 07/15/13	$20,000	$20,900
Denbury Resources, Inc. Senior Sub. Notes 7.50% due 12/15/15	40,000	41,000
EOG Resources, Inc. Notes 5.88% due 09/15/17	10,000	9,997
Forest Oil Corp. Senior Notes 8.00% due 12/15/11	55,000	57,062
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 9.00% due 06/01/16*(10)	15,000	15,300
Newfield Exploration Co. Senior Sub. Notes 6.63% due 09/01/14	40,000	39,300
Plains Exploration & Production Co. Company Guar. Notes 7.00% due 03/15/17	40,000	37,400
Pogo Producing Co. Senior Sub. Notes 7.88% due 05/01/13	20,000	20,700
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	25,000	24,625
Sabine Pass LNG LP Secured Notes 7.50% due 11/30/16	100,000	98,500
		421,551
Oil Companies-Integrated — 0.0%
Hess Corp. Bonds 7.88% due 10/01/29	35,000	40,230
Marathon Oil Corp. Senior Notes 6.00% due 10/01/17	5,000	5,007
Marathon Oil Corp. Notes 6.60% due 10/01/37	10,000	10,224
		55,461
Oil Field Machinery & Equipment — 0.0%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16(10)	55,000	54,381
Oil Refining & Marketing — 0.0%
Enterprise Products Operating LP Jr. Sub. Notes 7.03% due 01/15/18(7)	15,000	13,741
Enterprise Products Operating LP Jr. Sub. Notes 8.38% due 08/01/16(7)	25,000	25,694

Security Description	Principal Amount(18)	Value (Note 2)
Oil Refining & Marketing (continued)
Motiva Enterprises LLC Senior Notes 5.20% due 09/15/12*(10)	$5,000	$5,015
Sunoco, Inc. Senior Notes 4.88% due 10/15/14	15,000	14,233
Tesoro Corp. Senior Notes 6.50% due 06/01/17*(10)	20,000	19,850
The Premcor Refining Group, Inc. Senior Notes 7.50% due 06/15/15	10,000	10,423
Valero Energy Corp. Senior Notes 7.50% due 04/15/32	10,000	10,969
		99,925
Oil-Field Services — 0.0%
Weatherford International, Inc. Company Guar. Notes 6.35% due 06/15/17*(10)	5,000	5,086
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37*(10)	5,000	5,136
		10,222
Paper & Related Products — 0.0%
Domtar, Inc. Notes 7.88% due 10/15/11	35,000	35,962
Georgia-Pacific Corp. Debentures 9.50% due 12/01/11	52,000	54,860
NewPage Corp. Sec. Notes 10.00% due 05/01/12	10,000	10,525
Westvaco Corp. Debentures 7.50% due 06/15/27	5,000	5,285
		106,632
Pharmacy Services — 0.0%
Omnicare, Inc. Senior Sub. Notes 6.13% due 06/01/13	45,000	41,175
Omnicare, Inc. Senior Sub. Notes 6.88% due 12/15/15	10,000	9,250
		50,425
Physical Therapy/Rehabilation Centers — 0.0%
Healthsouth Corp. Company Guar. Notes 10.75% due 06/15/16(10)	25,000	26,312
Psychiatric Solutions, Inc. Company Guar. Notes 7.75% due 07/15/15	5,000	5,063
		31,375

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Physicians Practice Management — 0.0%
US Oncology Holdings, Inc. Senior Notes 10.01% due 03/15/12*(10)	$20,000	$17,800
US Oncology, Inc. Senior Notes 9.00% due 08/15/12	5,000	5,038
		22,838
Pipelines — 0.1%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	20,000	21,259
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	15,000	14,195
Dynegy Holdings, Inc. Senior Notes 8.38% due 05/01/16	45,000	45,225
El Paso Corp. Senior Notes 7.75% due 01/15/32	35,000	35,540
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17*(10)	10,000	9,766
Enbridge Energy Partners LP Senior Notes 5.88% due 12/15/16	20,000	19,645
Kinder Morgan Energy Partners LP Senior Notes 6.00% due 02/01/17	10,000	9,887
National Fuel Gas Co. Notes 5.25% due 03/01/13	10,000	10,042
Spectra Energy Capital LLC Senior Notes 8.00% due 10/01/19	15,000	16,655
TEPPCO Partners LP 7.00% due 06/01/67(3)	10,000	9,006
Williams Cos., Inc. Senior Notes 7.63% due 07/15/19	70,000	74,987
Williams Partners LP Bonds 7.25% due 02/01/17	15,000	15,300
		281,507
Poultry — 0.0%
Pilgrim's Pride Corp. Senior Notes 7.63% due 05/01/15	10,000	10,150
Publishing-Periodicals — 0.1%
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16	110,000	109,725
Nielsen Finance LLC/Nielsen Finance Co. Senior Sub. Notes 12.50% due 08/01/16(6)	25,000	17,500

Security Description	Principal Amount(18)	Value (Note 2)
Publishing-Periodicals (continued)
Nielsen Finance LLC/Nielsen Finance Co. Bonds 10.00% due 08/01/14	$35,000	$37,012
The Reader's Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*(10)	35,000	31,500
		195,737
Quarrying — 0.0%
Compass Minerals International, Inc. Senior Notes 12.00% due 06/01/13(6)	50,000	50,375
Real Estate Investment Trusts — 0.1%
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	15,000	14,022
Camden Property Trust Notes 5.70% due 05/15/17	15,000	14,120
Colonial Properties Trust Notes 6.25% due 06/15/14	15,000	14,974
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	10,000	9,741
Equity One, Inc. Notes 5.38% due 10/15/15	20,000	18,652
Health Care REIT, Inc. Senior Notes 6.00% due 11/15/13	5,000	4,965
Highwoods Properties, Inc. Bonds 5.85% due 03/15/17	20,000	18,953
Hospitality Properties Trust Senior Notes 6.70% due 01/15/18	10,000	9,942
Hospitality Properties Trust Notes 6.75% due 02/15/13	15,000	15,496
HRPT Properties Trust Senior Notes 5.75% due 02/15/14	10,000	9,740
HRPT Properties Trust Senior Notes 6.25% due 08/15/16	10,000	9,664
iStar Financial, Inc. Senior Notes 5.88% due 03/15/16	15,000	13,425
Kimco Realty Corp. Senior Sub. Notes 5.70% due 05/01/17	10,000	9,666
Nationwide Health Properties, Inc. Notes 6.50% due 07/15/11	10,000	10,412

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Prologis Senior Notes 5.75% due 04/01/16	$20,000	$19,283
Rouse Co. Notes 7.20% due 09/15/12	10,000	10,086
Rouse Co. LP/TRC Co-Issuer, Inc. Senior Notes 6.75% due 05/01/13*(10)	10,000	9,809
Simon Property Group LP Notes 5.75% due 12/01/15	10,000	9,770
		222,720
Real Estate Management/Services — 0.0%
Realogy Corp. Senior Notes 10.50% due 04/15/14*(10)	110,000	93,775
Real Estate Operations & Development — 0.0%
Duke Realty LP Notes 6.50% due 01/15/18	10,000	9,892
ERP Operating LP Notes 5.75% due 06/15/17	15,000	14,334
Regency Centers LP Senior Notes 5.88% due 06/15/17	15,000	14,476
		38,702
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	35,000	32,375
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	35,000	30,975
		63,350
Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. Company Guar. Notes 7.63% due 05/15/14	20,000	19,650
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. Company Guar. Notes 7.75% due 05/15/16	30,000	29,400
Rental Service Corp. Senior Notes 9.50% due 12/01/14	40,000	38,200
United Rentals North America, Inc. Senior Sub. Notes 7.00% due 02/15/14	75,000	76,500
		163,750
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. Senior Sub. Notes 11.38% due 11/01/16	45,000	46,013

Security Description	Principal Amount(18)	Value (Note 2)
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 7.36% due 04/15/13(3)	$10,000	$9,550
AutoNation, Inc. Company Guar. Notes 7.00% due 04/15/14	10,000	9,550
Penske Auto Group, Inc. Company Guar. Notes 7.75% due 12/15/16	35,000	33,512
		52,612
Retail-Drug Store — 0.0%
CVS Caremark Corp. Jr. Sub. Notes 6.30% due 06/01/12(7)	20,000	19,437
CVS Corp. Pass Through Certs. 6.12% due 01/10/13*(10)	20,105	20,218
Rite Aid Corp. Senior Notes 7.50% due 03/01/17	35,000	32,944
Rite Aid Corp. Senior Notes 9.38% due 12/15/15*(10)	40,000	37,200
		109,799
Retail-Office Supplies — 0.0%
Office Depot, Inc. Notes 6.25% due 08/15/13	10,000	10,080
Retail-Regional Department Stores — 0.0%
JC Penney Corp., Inc. Debentures 7.65% due 08/15/16	20,000	21,768
The Bon-Ton Stores, Inc. Senior Notes 10.25% due 03/15/14	40,000	37,400
		59,168
Retail-Restaurants — 0.0%
Buffets, Inc. Senior Notes 12.50% due 11/01/14(10)	55,000	38,500
OSI Restaurant Partners, Inc Senior Notes 9.63% due 05/15/15*(10)	20,000	17,700
		56,200
Savings & Loans/Thrifts — 0.0%
Independence Community Bank Corp. Sub. Notes 3.50% due 06/20/13(3)	50,000	49,200
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	20,000	19,540
Washington Mutual, Inc. Senior Notes 5.00% due 03/22/12	20,000	19,324
		88,064

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Special Purpose Entities — 1.9%
Deutsche Bank Capital Funding Trust VII Bonds 5.63% due 01/19/16*(10)(12)	$15,000	$13,936
Dow Jones CDX High Yield Pass Through Certs. Series S-TI 8.75% due 12/29/10*(9)(10)	6,648,000	6,864,060
Fund American Cos., Inc. Notes 5.88% due 05/15/13	35,000	34,509
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. Senior Notes 8.50% due 04/01/15*(10)	35,000	35,788
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. Senior Notes 8.88% due 04/01/15*(10)	45,000	45,337
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. Senior Sub. Notes 9.75% due 04/01/17*(10)	10,000	10,225
Hexion US Fin Corp. Company Guar. Notes 9.75% due 11/15/14	55,000	60,500
Milacron Escrow Corp. Secured Notes 11.50% due 05/15/11	45,000	42,300
Momentive Performance Senior Notes 9.75% due 12/01/14*	85,000	84,150
OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/33*(10)	20,000	20,143
Rainbow Natl Svcs LLC Senior Notes 8.75% due 09/01/12*(10)	25,000	25,938
Stallion Oilfield Svcs, Ltd. Senior Notes 9.75% due 02/01/15*(10)	40,000	38,750
UCAR Finance, Inc. Company Guar. Notes 10.25% due 02/15/12	6,000	6,255
UCI Holdco, Inc. Senior Notes 12.36% due 12/15/13*(10)	49,218	46,757
Vanguard Health Holdings II LLC Senior Sub. Notes 9.00% due 10/01/14	35,000	33,950
Wimar Opco LLC Senior Sub. Notes 9.63% due 12/15/14*	105,000	81,375
		7,443,973

Security Description	Principal Amount(18)	Value (Note 2)
Steel Pipe & Tube — 0.0%
Meuller Water Products, Inc. Senior Sub. Notes 7.38% due 06/01/17*(10)	$20,000	$18,600
Steel-Producers — 0.1%
AK Steel Corp. Company Guar. Notes 7.75% due 06/15/12	75,000	75,937
Steel Dynamics, Inc. Senior Notes 6.75% due 04/01/15*(10)	92,000	88,780
		164,717
Steel-Specialty — 0.0%
Tube City IMS Corp. Company Guar. Notes 9.75% due 02/01/15(10)	35,000	34,213
Telecom Services — 0.0%
PAETEC Holding Corp. Senior Notes 9.50% due 07/15/15*(10)	20,000	19,950
Qwest Corp. Notes 9.13% due 03/15/12	65,000	70,931
West Corp. Company Guar. Notes 9.50% due 10/15/14	25,000	25,813
West Corp. Company Guar. Notes 11.00% due 10/15/16	15,000	15,750
		132,444
Telecommunication Equipment — 0.0%
Lucent Technologies, Inc. Bonds 6.45% due 03/15/29	80,000	66,400
Telephone-Integrated — 0.1%
Ameritech Capital Funding Co. Company Guar. Notes 6.25% due 05/18/09	25,000	25,593
Level 3 Financing, Inc. Company Guar. Notes 8.75% due 02/15/17	25,000	24,125
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	55,000	54,175
Level 3 Financing, Inc. Senior Notes 12.25% due 03/15/13	20,000	22,050
Qwest Communications Intl, Inc. Senior Notes 8.00% due 02/15/14	120,000	121,500
Southwestern Bell Telephone Co. Debentures 7.00% due 11/15/27	30,000	30,642
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	25,000	24,127
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	10,000	10,040

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 5.50% due 04/01/17	$20,000	$19,597
Verizon Communications, Inc. Notes 5.55% due 02/15/16	30,000	29,703
Verizon New Jersey, Inc. Debentures 8.00% due 06/01/22	25,000	28,538
Verizon Virginia, Inc. Debentures 4.63% due 03/15/13	25,000	24,133
Windstream Corp. Senior Notes 8.13% due 08/01/13	30,000	31,575
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	60,000	63,975
		509,773
Television — 0.0%
Univision Communications, Inc. Senior Notes 9.75% due 03/15/15*(10)	30,000	29,250
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	30,000	27,675
		56,925
Transactional Software — 0.0%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*(10)	10,000	9,625
Transport-Equipment & Leasng — 0.0%
Greenbrier Cos., Inc. Senior Notes 8.38% due 05/15/15	35,000	34,913
Travel Service — 0.0%
Travelport LLC Company Guar. Notes 9.88% due 09/01/14	35,000	35,700
Wire & Cable Products — 0.0%
General Cable Corp. Company Guar. Notes 7.13% due 04/01/17	30,000	29,400
General Cable Corp. Company Guar. Notes 7.74% due 04/01/15(3)	15,000	14,550
		43,950
Wireless Equipment — 0.0%
American Tower Corp. Senior Notes 7.00% due 10/15/17*(10)	50,000	50,313
Total Corporate Bonds & Notes (cost $20,140,025)		19.942,431

Security Description	Principal Amount(18)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 0.4%
Agricultural Chemicals — 0.0%
Potash Corp. of Saskatchewan Notes 5.88% due 12/01/36		$20,000	$18,280
Banks-Commercial — 0.0%
Barclays Bank PLC Bonds 6.28% due 12/31/34(12)		40,000	35,969
Royal Bank of Scotland Group PLC Bonds 7.65% due 08/31/31(3)(12)		70,000	73,239
			109,208
Cellular Telecom — 0.0%
Rogers Wireless, Inc. Sec. Notes 6.38% due 03/01/14		15,000	15,153
Chemicals-Specialty — 0.0%
Rockwood Specialties Group, Inc. Company Guar. Bonds 7.63% due 11/15/14	EUR	50,000	70,585
Computers-Memory Devices — 0.0%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16		20,000	19,550
Containers-Paper/Plastic — 0.0%
Clondalkin Industries BV Bonds 8.00% due 03/15/14*	EUR	10,000	14,046
Newpage Holding Corp. Senior Notes 12.36% due 11/01/13		10,934	10,715
Stone Container Finance Company Guar. Notes 7.38% due 07/15/14		5,000	4,775
			29,536
Electric Products-Misc. — 0.1%
Legrand France Debentures 8.50% due 02/15/25		115,000	134,550
Electric-Integrated — 0.0%
TransAlta Corp. Notes 5.75% due 12/15/13		10,000	9,917
Electronic Components-Misc. — 0.1%
Celestica, Inc. Senior Sub. Notes 7.63% due 07/01/13		40,000	37,200
NXP BV/NXP Funding LLC Sec. Notes 7.88% due 10/15/14		75,000	72,187
Solectron Global Finance, Ltd. Company Guar. Notes 8.00% due 03/15/16		25,000	27,063
			136,450

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(18)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Food-Retail — 0.0%
Delhaize Group Notes 6.50% due 06/15/17*(10)	EUR	10,000	$10,085
Investment Companies — 0.0%
Algoma Acquisition Corp. Senior Notes 9.88% due 06/15/15*(10)		20,000	17,800
Investment Management/Advisor Services — 0.0%
Amvescap PLC Company Guar. Notes 5.63% due 04/17/12		10,000	10,065
Metal-Aluminum — 0.0%
Novelis, Inc. Company Guar. Notes 7.75% due 02/15/15		60,000	57,900
Multimedia — 0.0%
CanWest Media, Inc. Company Guar. Notes 8.00% due 09/15/12		55,000	53,900
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16*(10)		10,000	9,537
			63,437
Oil Companies-Exploration & Production — 0.1%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13		25,000	24,125
Nexen, Inc. Bonds 6.40% due 05/15/37		25,000	24,294
OPTI Canada, Inc. Company Guar. Notes 8.25% due 12/15/14*(10)		35,000	35,262
Petrohawk Energy Corp., Senior Notes 9.13% due 07/15/13		95,000	100,225
			183,906
Oil-Field Services — 0.0%
Weatherford International, Ltd. Senior Notes 5.50% due 02/15/16		10,000	9,655
Weatherford International, Ltd. Company Guar. Senior Notes 6.50% due 08/01/36		15,000	14,768
			24,423
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Debentures 8.85% due 08/01/30		10,000	6,900
Catalyst Paper Corp. Company Guar. Notes 8.63% due 06/15/11		15,000	11,700
			18,600

Security Description	Principal Amount(18)	Value (Note 2)
Pipelines — 0.0%
TransCanada Pipelines, Ltd. Jr. Sub. Notes 6.35% due 05/15/67(3)	$10,000	$9,597
Property Trust — 0.0%
WEA Finance/WCI Finance LLC Senior Notes 5.70% due 10/01/16*(10)	15,000	14,510
Satellite Telecom — 0.1%
Inmarsat Finance PLC Guar. Senior Notes 10.38% due 11/15/12(6)	75,000	71,813
Intelsat Bermuda, Ltd. Company Guar. Notes 8.89% due 01/15/15(3)	25,000	25,250
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16	105,000	112,481
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.25% due 02/01/15(6)	10,000	8,225
		217,769
Special Purpose Entity — 0.0%
Bosphorus Financial Services, Ltd. Senior Sec. Notes 7.36% due 02/15/12*(3)(10)	100,000	99,005
Steel-Specialty — 0.0%
Gerdau Ameristeel Corp./ Gusap Partners Company Guar. Notes 10.38% due 07/15/11	45,000	47,250
Telecom Services — 0.0%
Nordic Telephone Co. Holdings Sec. Notes 8.88% due 05/01/16*(10)	75,000	79,125
TELUS Corp. Notes 8.00% due 06/01/11	30,000	32,467
		111,592
Telecommunication Equipment — 0.0%
Nortel Networks, Ltd. Company Guar. Notes 9.61% due 07/15/11*(3)	40,000	40,000
Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*	10,000	10,450
		50,450
Telephone-Integrated — 0.0%
France Telecom SA Notes 8.75% due 03/01/31	25,000	32,133
Telecom Italia Capital SA Company Guar. Notes 4.00% due 01/15/10	10,000	9,736

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Telecom Italia Capital SA Company Guar. Bonds 7.20% due 07/18/36	$5,000	$5,291
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/17	25,000	25,256
Telefonica Europe BV Company Guar. Bonds 8.25% due 09/15/30	15,000	17,928
		90,344
Total Foreign Corporate Bonds & Notes (cost $1,586,305)		1,569,962
LOANS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Sandridge Energy, Inc. 8.63% due 04/01/15(10)(11)(15)(16)	70,000	69,300
Sandridge Energy, Inc. 8.99% due 04/01/14(10)(11)(15)(16)	15,000	14,925
Total Loans (cost $85,000)		84,225
MUNICIPAL BONDS & NOTES — 0.0%
U.S. Municipal Bonds & Notes — 0.0%
Michigan Tobacco Settlement Finance Authority Series A 7.31% due 06/01/34	20,000	19,739
Tobacco Settlement Finance Authority of West Virginia Series A 7.47% due 06/01/47	30,000	29,497
Total Municipal Bonds & Notes (cost $49,999)		49,236
U.S. GOVERNMENT AGENCIES — 4.5%
Federal Home Loan Mtg. Corp. — 1.3%
Federal Home Loan Mtg. Corp. Series 3244, Class SG .91% due 11/15/36(2)(3)(5)	87,280	4,868
Federal Home Loan Mtg. Corp. REMIC Series 2594, Class SE 1.30% due 10/15/30(2)(3)(5)	116,039	5,468
Federal Home Loan Mtg. Corp. Series T-56, Class 2ASI 2.97% due 05/25/43(2)(3)(5)	15,383	1,528
Federal Home Loan Mtg. Corp. 4.50% due 11/01/20	85,442	82,289
5.50% due 04/01/20	339,168	338,297
5.50% due 06/01/35	71,539	70,196
Federal Home Loan Mtg. Corp. 6.50% due October TBA	2,800,000	2,850,750
Federal Home Loan Mtg. Corp. 7.50% due 10/01/29	32,333	33,938

Security Description	Principal Amount(18)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp., REMIC Series 3003, Class XF 0.00% due 07/15/35(2)(3)	$63,489	$71,711
Federal Home Loan Mtg. Corp., STRIP Series 242, Class PO zero coupon due 10/01/36(2)(8)	803,316	608,040
Federal Home Loan Mtg. Corp., STRIP Series 242, Class PO zero coupon due 05/15/37(2)(8)	101,525	76,995
Federal Home Loan Mtg. Corp., Structured Pass Through Series T-56, Class 2IO 0.03% due 05/25/43(1)(2)(5)	236,316	637
Federal Home Loan Mtg. Corp., Structured Pass Through Series T-56, Class 1IO 0.28% due 05/25/43(1)(2)(5)	257,611	2,680
Federal Home Loan Mtg. Corp., REMIC Series 3284, Class WI 0.35% due 03/15/37(2)(3)(5)	284,903	13,420
Federal Home Loan Mtg. Corp., Structured Pass Through Series T-51, Class 1AIO 0.35% due 09/25/43(1)(2)(5)(9)	127,346	1,253
Federal Home Loan Mtg. Corp., REMIC Series 3016, Class SQ 0.36% due 08/15/35(2)(3)(5)	136,036	5,111
Federal Home Loan Mtg. Corp., REMIC Series 3291, Class SA 0.36% due 03/15/37(2)(3)(5)	106,510	3,954
Federal Home Loan Mtg. Corp., REMIC Series 3284, Class CI 0.37% due 03/15/37(2)(3)(5)	171,251	8,251
Federal Home Loan Mtg. Corp., Structured Pass Through Series T-56, Class 3IO 0.38% due 05/25/43(1)(2)(5)	204,911	2,575
Federal Home Loan Mtg. Corp., Structured Pass Through Series T-56, Class AIO 0.52% due 05/25/43(1)(2)(5)	412,367	7,190
Federal Home Loan Mtg. Corp., REMIC Series 3284, Class LI 0.69% due 03/15/37(2)(3)(5)	236,616	12,987
Federal Home Loan Mtg. Corp., REMIC Series 3203, Class SE 0.75% due 08/15/36(2)(3)(5)	223,283	11,645

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp., REMIC Series 3202, Class PI 0.79% due 08/15/36(2)(3)(5)	$252,955	$13,293
Federal Home Loan Mtg. Corp., REMIC Series 3153, Class UI 0.82% due 05/15/36(2)(3)(5)	660,002	50,328
Federal Home Loan Mtg. Corp., REMIC Series 3221, Class SI 0.83% due 09/15/36(2)(3)(5)	93,496	4,902
Federal Home Loan Mtg. Corp., REMIC Series 3114, Class GI 0.85% due 02/15/36(2)(3)(5)(9)	82,588	6,571
Federal Home Loan Mtg. Corp., REMIC Series 2990, Class LI 0.88% due 10/15/34(2)(3)(5)	112,642	7,637
Federal Home Loan Mtg. Corp., REMIC Series 3114, Class TS 0.90% due 09/15/30(2)(3)(5)(9)	326,428	18,273
Federal Home Loan Mtg. Corp., REMIC Series 2962, Class BS 0.90% due 03/15/35(2)(3)(5)	366,129	23,069
Federal Home Loan Mtg. Corp., REMIC Series 3147, Class SH 0.90% due 04/15/36(2)(3)(5)	211,380	15,826
Federal Home Loan Mtg. Corp., REMIC Series 3236, Class IS 0.90% due 11/15/36(2)(3)(5)	114,674	5,946
Federal Home Loan Mtg. Corp., REMIC Series 3031, Class BI 0.94% due 08/15/35(2)(3)(5)	79,060	5,534
Federal Home Loan Mtg. Corp., REMIC Series 2927, Class ES 0.95% due 01/15/35(2)(3)(5)	88,603	4,063
Federal Home Loan Mtg. Corp., REMIC Series 2950, Class SM 0.95% due 03/15/35(2)(3)(5)	127,687	7,364
Federal Home Loan Mtg. Corp., REMIC Series 3066, Class SI 0.95% due 04/15/35(2)(3)(5)	317,790	22,563
Federal Home Loan Mtg. Corp., REMIC Series 3107, Class DC 0.95% due 06/15/35(2)(3)(5)	109,172	8,130
Federal Home Loan Mtg. Corp., REMIC Series 3054, Class CS 0.95% due 07/15/35(2)(3)(5)	76,135	3,805
Federal Home Loan Mtg. Corp., REMIC Series 3118, Class SD 0.95% due 05/15/36(2)(3)(5)	251,428	13,280
Federal Home Loan Mtg. Corp., REMIC Series 2922, Class SE 1.00% due 02/15/35(2)(5)	156,393	8,944

Security Description	Principal Amount(18)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp., REMIC Series 3028, Class ES 1.00% due 09/15/35(2)(3)(5)	$319,939	$23,366
Federal Home Loan Mtg. Corp., REMIC Series 3287, Class SD 1.00% due 03/15/37(2)(3)(5)	94,293	5,120
Federal Home Loan Mtg. Corp., REMIC Series 3297, Class BI 1.01% due 04/15/37(2)(3)(5)	219,165	11,942
Federal Home Loan Mtg. Corp., REMIC Series 2828, Class TI 1.30% due 10/15/30(2)(3)(5)	67,589	4,099
Federal Home Loan Mtg. Corp., REMIC Series 2815, Class PT 1.30% due 11/15/32(2)(3)(5)	128,212	8,291
Federal Home Loan Mtg. Corp., REMIC Series 2869, Class JS 1.50% due 04/15/34(2)(3)(5)	292,689	15,799
Federal Home Loan Mtg. Corp., REMIC Series 2869, Class SH 1.55% due 04/15/34(2)(3)(5)	62,138	3,411
Federal Home Loan Mtg. Corp., REMIC Series 2828, Class GI 1.75% due 06/15/34(2)(3)(5)	127,348	12,503
Federal Home Loan Mtg. Corp., REMIC Series 3065, Class DC 2.60% due 03/15/35(2)(3)	85,779	80,787
Federal Home Loan Mtg. Corp., REMIC Series 2927, Class SI 2.75% due 02/15/35(2)(3)(5)	112,029	12,754
Federal Home Loan Mtg. Corp., REMIC Series 2990, Class DP 3.18% due 08/15/34(2)(3)	82,346	84,916
Federal Home Loan Mtg. Corp., REMIC Series 2976, Class KL 3.29% due 05/15/35(2)(3)	85,412	85,490
Federal Home Loan Mtg. Corp., 4.50% due 03/01/20	38,354	36,938
Federal Home Loan Mtg. Corp., Structured Pass Through Series T-41, Class 2A 7.00% due 07/25/32(1)(2)	10,604	10,995
Federal Home Loan Mtg. Corp., Structured Pass Through Series T-60, Class 1A2 7.00% due 03/25/44(2)	83,424	85,852
Federal Home Loan Mtg. Corp., Structured Pass Through Series T-42, Class A5 7.50% due 02/25/42(2)	42,649	44,640

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp., Structured Pass Through Series T-51, Class 2A 7.50% due 08/25/42(1)(2)	$44,447	$46,002
Federal Home Loan Mtg. Corp., Structured Pass Through Series T-58, Class 4A 7.50% due 09/25/43(2)	28,655	29,658
Federal Home Loan Mtg. Corp., Structured Pass Through Series T-42, Class A6 9.50% due 02/25/42(2)	6,636	7,212
		5,043,086
Federal National Mtg. Assoc. — 2.8%
Federal National Mtg. Assoc. Series 2003-W6, Class 2IO3 0.35% due 09/25/42(1)(2)(5)	308,518	3,586
Federal National Mtg. Assoc. Series 2003-W6, Class 3IO 0.37% due 09/25/42(1)(2)(5)	287,100	3,477
Federal National Mtg. Assoc. Series 2002-T1, Class IO 0.43% due 11/25/31(1)(2)(5)	321,569	3,371
Federal National Mtg. Assoc. Series 2002-T4, Class IO 0.45% due 12/25/41(1)(2)(5)	1,608,498	20,380
Federal National Mtg. Assoc. Series 2001-T12, Class IO 0.56% due 08/25/41(1)(2)(5)	288,663	4,730
Federal National Mtg. Assoc. Series 2003-W6, Class 5IO1 0.68% due 09/25/42(1)(2)(5)	213,752	4,713
Federal National Mtg. Assoc. Series 2003-W2, Class 2IO 0.82% due 07/25/42(1)(2)(5)	335,833	9,424
Federal National Mtg. Assoc. Series 2007-W4, Class 1A2 0.96% due 05/25/37(2)(3)(5)(9)	476,088	21,208
Federal National Mtg. Assoc. Series 2007-W4, Class 2A2 1.29% due 05/25/37(2)(3)(5)(9)	165,490	8,653
Federal National Mtg. Assoc. Series 2007-W2, Class 1A2 1.30% due 03/25/37(2)(3)(5)(9)	109,608	6,178
Federal National Mtg. Assoc. REMIC Series 2006-8, Class JH 1.47% due 03/25/36(2)(3)(5)	80,534	4,832
Federal National Mtg. Assoc. REMIC Series 2005-17, Class SE 1.57% due 03/25/35(2)(3)(5)	308,388	21,870
Federal National Mtg. Assoc. REMIC Series 2005-17, Class ES 1.62% due 03/25/35(2)(3)(5)	101,173	6,936

Security Description	Principal Amount(18)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. Series 2007-W4, Class 3A2 1.62% due 05/25/37(2)(3)(5)(9)	$143,827	$8,515
Federal National Mtg. Assoc. Series 2003-W8, Class 1IO2 1.64% due 12/25/42(1)(2)(5)	465,159	27,734
Federal National Mtg. Assoc. Series 2003-W10, Class 1IO 1.93% due 06/25/43(1)(2)(5)	627,447	43,141
Federal National Mtg. Assoc. Series 2003-W10, Class 3IO 1.93% due 06/25/43(1)(2)(5)	132,827	9,242
Federal National Mtg. Assoc. REMIC Series 2003-122, Class SA 1.97% due 02/25/28(2)(3)(5)	160,833	7,613
Federal National Mtg. Assoc. Series 2007-W4, Class 4A2 2.15% due 05/25/37(2)(3)(5)(9)	146,427	10,382
Federal National Mtg. Assoc. Series 2003-W12, Class 2IO 2.23% due 06/25/43(1)(2)(5)	297,003	21,649
Federal National Mtg. Assoc. 4.00% due 05/01/19	694,703	654,624
4.00% due 09/01/20	154,870	145,557
4.50% due 04/01/18	34,299	33,113
4.50% due 03/01/20	27,418	26,406
4.50% due 04/01/20	83,776	80,684
4.50% due 09/01/20	122,953	118,415
5.00% due October TBA	800,000	763,875
5.00% due 03/01/21	48,321	47,377
5.00% due 12/01/35	175,418	167,601
5.00% due 05/01/36	94,845	90,498
5.50% due 03/01/18	43,882	43,918
5.50% due 03/01/35	88,526	86,815
5.50% due 07/01/35	118,474	116,185
5.50% due 08/01/35	110,726	108,587
5.50% due 09/01/35	218,010	213,796
5.50% due 10/01/35	211,218	207,135
5.50% due 11/01/35	58,646	57,513
5.50% due 12/01/35	157,874	154,823
5.50% due 01/01/36	90,797	89,042
5.50% due 03/01/37	393,582	385,513
5.50% due 05/01/37	2,000,000	1,958,996
5.50% due 06/01/37	497,169	486,976
6.00% due 06/01/37	197,441	197,736
6.00% due 08/01/37	299,552	300,000
6.00% due 09/01/37	599,991	600,888
6.50% due 07/01/36	96,988	98,768
6.50% due 11/01/36	298,449	303,925
Federal National Mtg. Assoc. STRIP Series 381, Class 14 6.50% due 04/25/37(2)(5)	96,586	24,381
Federal National Mtg. Assoc. STRIP Series 371, Class 2 6.50% due 07/01/36(2)(5)	251,208	65,942

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. 6.50% due 07/01/37	$99,375	$101,188
6.50% due 09/01/37	211,777	215,641
6.50% due 10/01/37	88,643	90,260
6.51% due 06/01/36	45,721	45,797
7.00% due 06/01/33	45,877	47,774
Federal National Mtg. Assoc. Series 2004-W12, Class A2 7.00% due 12/25/33(2)	90,000	93,210
Federal National Mtg. Assoc. 7.00% due 04/01/35	53,635	55,807
Federal National Mtg. Assoc. Series 2005-W4, Class 1A3 7.00% due 08/25/35(2)	37,489	38,636
Federal National Mtg. Assoc. Series 2001-W3, Class A 7.00% due 09/25/41(1)(2)	14,931	15,328
Federal National Mtg. Assoc. Series 2002-T4, Class A2 7.00% due 12/25/41(2)	13,146	13,611
Federal National Mtg. Assoc. Series 2002-T16 7.00% due 07/25/42(2)	34,976	36,253
Federal National Mtg. Assoc. Series 2003-W3 7.00% due 08/25/42(2)	34,031	35,284
Federal National Mtg. Assoc. Series 2004-T3, Class 1A3 7.00% due 02/25/44(2)	16,672	17,345
Federal National Mtg. Assoc. Series 2004-W12, Class 1A3 7.00% due 07/25/44(2)	32,371	33,826
Federal National Mtg. Assoc. 7.50% due 04/01/24	47,300	49,612
Federal National Mtg. Assoc. Series 2001-T5, Class A3 7.50% due 06/19/30(1)(2)	2,795	2,922
Federal National Mtg. Assoc. Series 2002-T1, Class A3 7.50% due 11/25/31(2)	43,030	45,131
Federal National Mtg. Assoc. Series 1999-T2, Class A1 7.50% due 01/19/39(1)(2)	63,421	67,168
Federal National Mtg. Assoc. Series 2001-T1, Class A1 7.50% due 10/25/40(2)	13,355	13,873
Federal National Mtg. Assoc. Series 2001-T3, Class A1 7.50% due 11/25/40(2)	4,922	5,087
Federal National Mtg. Assoc. Series 2001-T4, Class A1 7.50% due 07/25/41(2)	11,012	11,590
Federal National Mtg. Assoc. Series 2001-T12, Class A2 7.50% due 08/25/41(2)	19,254	20,146
Federal National Mtg. Assoc. Series 2002-T4, Class A3 7.50% due 12/25/41(2)	60,775	63,594
Federal National Mtg. Assoc. Series 2004-T2, Class 1A4 7.50% due 11/25/43(2)	25,212	26,659

Security Description	Principal Amount(18)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. Series 2004-T3, Class 1A4 7.50% due 02/25/44(2)	$2,778	$2,940
Federal National Mtg. Assoc. Series 2004-T3, Class PT1 9.16% due 01/25/44(1)(2)(9)	45,511	49,484
Federal National Mtg. Assoc. Series 2002-T1, Class A4 9.50% due 11/25/31(2)	10,007	10,699
Federal National Mtg. Assoc. Series 2002-T6, Class A3 9.50% due 10/25/41(2)	13,066	14,209
Federal National Mtg. Assoc. Series 2004-T4, Class A4 9.50% due 12/25/41(2)	7,712	8,278
Federal National Mtg. Assoc. Series 2002-T12, Class A4 9.50% due 05/25/42(2)	6,409	6,867
Federal National Mtg. Assoc. Series 2003-W6, Class PT1 10.10% due 09/25/42(1)(2)	24,288	26,763
Federal National Mtg. Assoc., REMIC Series 2007-15, Class IM 0.00% due 02/25/09(2)(5)	94,083	1,475
Federal National Mtg. Assoc., REMIC Series 2005-65, Class ER 0.00% due 08/25/35(2)(3)	77,319	77,608
Federal National Mtg. Assoc., STRIP Series 372, Class 1 zero coupon due 08/01/36(2)(8)	180,077	135,890
Federal National Mtg. Assoc., REMIC Series 2007-31, Class TS 0.00% due 03/25/09(2)(5)	189,215	3,273
Federal National Mtg. Assoc., REMIC Series 2001-50, Class BI 0.46% due 10/25/41(1)(2)(5)	500,923	5,593
Federal National Mtg. Assoc., REMIC Series 2005-58, Class IK 0.87% due 07/25/35(2)(3)(5)	124,697	7,229
Federal National Mtg. Assoc., REMIC Series 2007-4, Class PS 0.92% due 02/25/37(2)(3)(5)	106,987	6,003
Federal National Mtg. Assoc., REMIC Series 2005-82, Class SI 0.97% due 09/25/35(2)(3)(5)	397,387	16,014
Federal National Mtg. Assoc., REMIC Series 2007-33, Class SD 0.98% due 04/25/37(2)(3)(5)	211,143	7,756
Federal National Mtg. Assoc., REMIC Series 2007-30, Class LI 1.31% due 04/25/37(2)(3)(5)	404,115	20,355

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc., REMIC Series 2003-124, Class ST 1.37% due 01/25/34(2)(3)(5)	$60,955	$2,928
Federal National Mtg. Assoc., REMIC Series 2006-85, Class TS 1.43% due 09/25/36(2)(3)(5)	146,795	6,741
Federal National Mtg. Assoc., REMIC Series 2006-96, Class ES 1.45% due 10/25/36(2)(3)(5)	89,431	4,516
Federal National Mtg. Assoc., REMIC Series 2006-8, Class PS 1.47% due 03/25/36(2)(3)(5)	201,735	14,898
Federal National Mtg. Assoc., REMIC Series 2006-128, Class SC 1.47% due 01/25/37(2)(3)(5)(9)	136,236	7,119
Federal National Mtg. Assoc., REMIC Series 2006-109, Class SG 1.50% due 11/25/36(2)(3)(5)	89,717	5,807
Federal National Mtg. Assoc., REMIC Series 2006-121, Class SD 1.51% due 12/25/36(2)(3)(5)(9)	203,693	11,159
Federal National Mtg. Assoc., REMIC Series 2005-57, Class DI 1.57% due 03/25/35(2)(3)(5)	431,635	24,147
Federal National Mtg. Assoc., REMIC Series 2005-23, Class SG 1.57% due 04/25/35(2)(3)(5)	150,674	9,519
Federal National Mtg. Assoc., REMIC Series 2005-54, Class SA 1.57% due 06/25/35(2)(3)(5)	196,317	10,264
Federal National Mtg. Assoc., REMIC Series 2005-84, Class SG 1.57% due 10/25/35(2)(3)(5)	193,868	12,939
Federal National Mtg. Assoc., REMIC Series 2005-95, Class CI 1.57% due 11/25/35(2)(3)(5)	115,577	6,918
Federal National Mtg. Assoc., REMIC Series 2007-15, Class BI 1.57% due 03/25/37(2)(3)(5)	100,374	5,341
Federal National Mtg. Assoc., REMIC Series 2005-45, Class SR 1.59% due 06/25/35(2)(3)(5)	273,967	14,097
Federal National Mtg. Assoc., REMIC Series 2005-82, Class SY 1.60% due 09/25/35(2)(3)(5)	207,948	10,920

Security Description	Principal Amount(18)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc., REMIC Series 2005-17, Class SY 1.62% due 03/25/35(2)(3)(5)	$75,327	$5,178
Federal National Mtg. Assoc., REMIC Series 2006-56, Class SM 1.62% due 07/25/36(2)(3)(5)	154,506	9,559
Federal National Mtg. Assoc., REMIC Series 2007-30, Class WI 1.63% due 04/25/37(2)(3)(5)	256,615	15,842
Federal National Mtg. Assoc., REMIC Series 2005-65, Clas KI 1.87% due 08/25/35(2)(3)(5)	286,310	18,874
Federal National Mtg. Assoc., REMIC Series 2004-60, Class SW 1.92% due 04/25/34(2)(3)(5)	223,595	16,391
Federal National Mtg. Assoc., REMIC Series 2003-122, Class SJ 1.97% due 02/25/28(2)(3)(5)	170,169	8,184
Federal National Mtg. Assoc., REMIC Series 2004-24, Class CS 2.02% due 01/25/34(2)(3)(5)	122,145	9,663
Federal National Mtg. Assoc., REMIC Series 2004-89, Class EI 2.02% due 08/25/34(2)(3)(5)	317,254	23,868
Federal National Mtg. Assoc., REMIC Series 2005-52, Class DC 2.07% due 06/25/35(2)(3)(5)	60,679	5,452
Federal National Mtg. Assoc., REMIC Series 2990, Class WP 2.19% due 06/15/35(2)(3)	77,020	74,199
Federal National Mtg. Assoc., REMIC Series 2990, Class LB 2.24% due 06/15/34(2)(3)	84,676	78,489
Federal National Mtg. Assoc., REMIC Series 2003-66, Class SA 2.52% due 07/25/33(2)(3)(5)	90,764	8,190
Federal National Mtg. Assoc., REMIC Series 2005-57, Class DC 5.10% due 12/25/34(2)(3)	74,725	76,261
Federal National Mtg. Assoc., REMIC Series 2005-45, Class DC 5.50% due 06/25/35(2)(3)	77,056	78,933
Federal National Mtg. Assoc. 5.50% due 02/01/37	88,913	87,090
5.50% due 03/01/37	194,371	190,386
Federal National Mtg. Assoc., REMIC Series 2005-99, Class SA 5.75% due 11/25/35(2)(3)	81,500	81,947

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc., REMIC Series 2006-8, Class HP 5.75% due 03/25/36(2)(3)	$85,416	$87,584
Federal National Mtg. Assoc., REMIC Series 2005-57, Class CD 5.88% due 01/25/35(2)(3)	79,304	82,299
Federal National Mtg. Assoc., REMIC Series 2006-8, Class PK 5.88% due 03/25/36(2)(3)	89,498	90,097
Federal National Mtg. Assoc., REMIC Series 2005-74, Class CS 5.91% due 05/25/35(2)(3)	77,768	79,846
Federal National Mtg. Assoc., REMIC Series 2005-74, Class CP 5.94% due 05/25/35(2)(3)	77,768	81,668
Federal National Mtg. Assoc., REMIC Series 2002-14, Class A1 7.00% due 01/25/42(2)	43,911	45,562
Federal National Mtg. Assoc., REMIC Series 2002-26, Class A1 7.00% due 01/25/48(2)	36,275	37,709
Federal National Mtg. Assoc., REMIC Series 2002-33, Class A2 7.50% due 06/25/32(2)	40,679	42,742
Federal National Mtg. Assoc., REMIC Series 2002-14, Class A2 7.50% due 01/25/42(2)	46,842	48,580
Federal National Mtg. Assoc., REMIC Series 2002-T12, Class A3 7.50% due 05/25/42(2)	20,650	21,640
Federal National Mtg. Assoc., REMIC Series 2006-63, Class SP 8.51% due 07/25/36(2)(3)	87,494	98,431
Federal National Mtg. Assoc., REMIC Series 2005-37, Class SU 8.68% due 03/25/35(2)(3)	68,424	77,291
Federal National Mtg. Assoc., REMIC Series 2006-70, Class SJ 8.81% due 06/25/36(2)(3)(9)	86,983	100,588
		11,252,757
Government National Mtg. Assoc. — 0.4%
Government National Mtg Assoc. Series 2007-35, Class UF 0.00% due 06/16/37(2)(3)	11,652	10,293

Security Description	Principal Amount(18)	Value (Note 2)
Government National Mtg. Assoc. (continued)
Government National Mtg Assoc. Series 2007-49, Class UF 0.00% due 08/20/37(2)(3)	$13,838	$12,344
Government National Mtg Assoc. Series 2007-51, Class SG 1.08% due 08/20/37(2)(3)(5)	136,545	7,584
Government National Mtg. Assoc. 6.00% due 10/30/37(9)	594,000	41,733
6.50% due 09/20/36	395,598	404,306
6.50% due 07/20/37	325,820	332,972
6.50% due 08/20/37	500,002	510,979
6.50% due 09/20/37	100,000	102,195
Government National Mtg. Assoc. Series 2007-3, Class SA 0.70% due 01/20/37(2)(3)(5)	148,099	6,064
Government National Mtg. Assoc. Series 2007-7, Class EI 0.70% due 02/20/37(2)(3)(5)	92,737	3,897
Government National Mtg. Assoc. Series 2007-8, Class SA 0.70% due 03/20/37(2)(3)(5)	213,246	8,905
Government National Mtg. Assoc. Series 2007-1, Class S 0.70% due 01/20/37(2)(3)(5)	155,075	5,433
Government National Mtg. Assoc. Series 2005-65, Class SI 0.85% due 08/20/35(2)(3)(5)	74,092	3,889
Government National Mtg. Assoc. Series 2006-38, Class SG 1.15% due 09/20/33(2)(3)(5)	96,928	4,171
Government National Mtg. Assoc. Series 2006-69, Class SA 1.30% due 12/20/36(2)(3)(5)	122,296	6,540
Government National Mtg. Assoc. Series 2007-26, Class LS 1.30% due 05/20/37(2)(3)(5)(9)	242,229	16,876
Government National Mtg. Assoc. Series 2007-26, Class SA 1.30% due 05/20/37(2)(3)(5)(9)	97,477	5,902
Government National Mtg. Assoc. Series 2007-9, Class BI 1.32% due 03/20/37(2)(3)(5)	120,636	7,801
Government National Mtg. Assoc. Series 2007-26, Class SG 1.35% due 04/20/37(2)(3)(5)(9)	116,531	8,299
Government National Mtg. Assoc. Series 2005-84, Class SL 1.66% due 11/16/35(2)(3)	89,931	82,403
Government National Mtg. Assoc. Series 2006-62, Class SI 1.88% due 10/20/36(2)(3)(5)	90,909	7,051
Government National Mtg. Assoc. Series 2005-7, Class JM 4.06% due 05/18/34(2)(3)	79,497	79,734
Government National Mtg. Assoc. Series 2007-58, Class SA 6.00% due 10/30/37(5)(9)	1,155,000	58,870
		1,728,241
Total U.S. Government Agencies (cost $18,368,297)		18,024,084

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS — 2.4%
Index Fund — 0.3%
iShares MSCI EAFE Index Fund	15,600	$1,287,936
Index Fund-Large Cap — 1.4%
SPDR Trust, Series 1	34,600	5,279,268
Index Fund-Small Cap — 0.6%
iShares Russell 2000 Growth Index Fund	1,700	144,738
iShares Russell 2000 Index Fund	27,100	2,169,084
iShares Russell 2000 Value Index Fund	1,200	92,040
		2,405,862
Mid Cap Equity Fund — 0.1%
S&P Midcap 400 Depository Receipts, Series 1	2,400	386,160
Total Exchange Traded Funds (cost $9,261,219)		9,359,226
EQUITY CERTIFICATES — 0.2%
Finance-Investment Banker/Broker — 0.0%
UBS AG-Bharat Heavy Electricals(9)	3,312	168,988
Banks-Commercial — 0.1%
Merrill Lynch-Abu Dhabi Commercial Bank(10)	102,168	176,444
Advanced Materials — 0.1%
UBS AG-Housing Development Finance(9)(10)	3,887	246,572
UBS AG-Satyam Computer Services, Ltd.(9)(10)	14,108	157,051
		403,623
Total Equity Certificates (cost $637,354)		749,055
OPTIONS-PURCHASED — 0.1%
Call Options — 0.0%
Option to purchase an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.35% versus the three month USD-LIBOR-BBA maturing on January 2018 (expiration date January 2008) (strike price 5.35)(9)(10)	903,000	11,465
Option to purchase an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.20% versus the three month USD-LIBOR-BBA maturing on May 2018 (expiration date May 2008) (strike price 5.20)(9)(10)	1,424,000	29,797

Security Description	Shares/ Principal Amount	Value (Note 2)
Option to purchase an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.21% versus the three month USD-LIBOR-BBA maturing on May 2018 (expiration date May 2008) (strike price 5.21)(9)(10)	569,000	$12,103
Option to purchase an interest rate swap with J.P. Morgan Chase Bank for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on May 2018 (expiration date May 2008) (strike price 5.22)(9)(10)	2,847,000	61,063
		114,428
Put Options — 0.1%
Option to sell an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.35% versus the three month USD-LIBOR-BBA maturing on January 2018 (expiration date January 2008) (strike price 5.35)(9)(10)	903,000	20,518
Option to sell an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.20% versus the three month USD-LIBOR-BBA maturing on May 2018 (expiration date May 2008) (strike price 5.20)(9)(10)	1,424,000	34,664
Option to sell an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.21% versus the three month USD-LIBOR-BBA maturing on May 2018 (expiration date May 2008) (strike price 5.21)(9)(10)	569,000	13,626
Option to sell an interest rate swap with J.P. Morgan Chase Bank for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on May 2018 (expiration date May 2008) (strike price 5.22)(9)(10)	2,847,000	67,602
		136,410
Total Options Purchased (cost $227,481)		250,838
Total Long-Term Investment Securities (cost $331,838,934)		386,585,888
SHORT-TERM INVESTMENT SECURITIES — 1.3%
Asset-Backed Commercial Paper — 1.3%
Jupiter Securitization Corp. 5.37% due 10/03/07 (cost $4,998,528)	$5,000,000	4,998,528

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENT — 1.3%
Agreement with Bank of America NA, bearing interest at 4.77% dated 09/30/07 to be repurchased 10/01/07 in the amount of $5,358,000 and collateralized by Federal Home Loan Mtg. Corp. Notes due 07/06/17 and having an approximate value of $5,510,522 (cost $5,358,000)	$5,358,000	$5,358,000
TOTAL INVESTMENTS (cost $342,216,230)(14)	100.1%	396,942,416
Liabilities in excess of other assets	(0.1)	(456,790)
NET ASSETS	100.0%	$396,485,626
BONDS & NOTES SOLD SHORT — 1.0%
Federal National Mtg. Assoc. 5.00% due October TBA (Proceeds $(765,906))	$(800,000)	$(763,875)
Federal National Mtg. Assoc. 5.50% due October TBA (Proceeds $(984,688))	$(1,000,000)	$(979,375)
Federal National Mtg. Assoc. 6.50% due October TBA (Proceeds $(2,239,531)) (Total Proceeds $(3,990,125))	$(2,200,000)	$(2,239,875)
		$(3,983,125)

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2007, the aggregate value of these securities was $13,435,306 representing 3.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Variable Rate Security — the rate reflected is as of September 30, 2007, maturity date reflects the stated maturity date.

(2)  Collateralized Mortgage Obligation

(3)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2007.

(4)  Commercial Mortgage Backed Security

(5)  Interest Only

(6)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(7)  Variable Rate Security — the rate reflected is as of September 30, 2007, maturity date reflects next reset date.

(8)  Principal Only

(9)  Fair Valued Security; See Note 2.

(10)  Illiquid Security

(11)  To the extent permitted by the Statement of Additional Information, the Asset Allocation: Diversified Growth Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30. 2007, the Asset Allocation: Diversified Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Sandridge Energy, Inc. 8.63% due 04/01/15 Loan Agreement	3/8/07	$70,000	$70,000	$69,300	$0.99	0.0%
Sandridge Energy, Inc. 8.99% due 04/01/14 Loan Agreement	3/8/07	15,000	15,000	14,925	1.00	0.0%
					$84,225	0.0%

(12)  Perpetual Maturity — Maturity date reflects next call date.

(13)  Company has filed Chapter 11 bankruptcy protection.

(14)  See Note 4 for cost of investments on a tax basis.

(15)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(16)  Senior Loans in the Fund's Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(17)  Bond in default.

(18)  Denominated in United States dollars unless otherwise indicated.

(19)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depository Receipt

BBA — British Bankers Association

GDR — Global Depository Receipt

SDR — Swedish Depository Receipt

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited)

Open call option contracts written at September 30, 2007 were as follows:

Issue	Expiration Date	Strike Price	Number of Contracts	Premiums Received	Market Value at September 30, 2007	Unrealized Appreciation (Depreciation)
Blue Martini Software, Inc.	October-07	$87.80	563	$1,514	$1,514	$0

Open put option contracts written at September 30, 2007 were as follows:

Issue Expiration Date	Strike Price	Number of Contracts	Premiums Received	Market Value at September 30, 2007	Unrealized Appreciation (Depreciation)
Option to sell an interest rate swap with J.P. Morgan Chase Bank for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on May 10, 2022 May-12	5.51	1,423,500	$56,443	$57,682	$(1,239)
Option to sell an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.52% versus the three month USD-LIBOR-BBA maturing on May 10, 2022 May-12	5.52	712,000	28,195	28,993	(798)
Option to sell an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA maturing on May 10, 2022 May-12	5.52	284,500	11,280	14,587	(3,307)
Option to sell an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA maturing on May 10, 2022 May-12	5.52	712,000	28,195	36,653	(8,458)
Option to sell an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.52% versus the three month USD-LIBOR-BBA maturing on May 10, 2022 May-12	5.52	284,500	11,280	11,603	(323)
Option to sell an interest rate swap with J.P. Morgan Chase Bank for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on May 10, 2022 May-12	5.51	1,423,500	56,442	73,476	(17,034)
		4,840,000	$191,835	$222,994	$(31,159)

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Open Futures Contracts

ContractsNumber of		Description	Expiration Date	Value at Trade Date	Value as of September 30, 2007	Unrealized Appreciation (Depreciation)
22	Long	90 Day Euro Dollar	March-08	$5,232,700	$5,251,400	$18,700
57	Short	90 Day Euro Dollar	September-08	13,581,680	13,635,825	(54,145)
17	Long	90 Day Euro Dollar	September-09	4,047,595	4,054,288	6,693
77	Long	CAC40 10 Euro	October-07	6,284,499	6,274,911	(9,588)
19	Long	Canada 10YR Bond	December-07	2,141,684	2,149,244	7,560
2	Long	Canada 10YR Bond	December-07	225,430	226,236	806
210	Short	Dow Jones Euro Stock 50	December-07	13,132,083	13,180,928	(48,845)
67	Short	Dow Jones Euro Stock 50	December-07	4,195,839	4,205,344	(9,505)
5	Long	Euro-BOBL	December-07	769,353	768,127	(1,226)
19	Long	Euro-Bund	December-07	3,081,574	3,054,417	(27,157)
23	Short	Euro-Bund	December-07	3,718,721	3,697,453	21,268
27	Short	Euronext Amsterdam Index	October-07	4,180,799	4,168,532	12,267
82	Long	FTSE 100 Index	December-07	10,958,469	10,904,216	(54,253)
19	Short	FTSE 100 Index	December-07	2,536,604	2,526,587	10,017
2	Long	Japan 10YR Bond	December-07	2,357,553	2,350,925	(6,628)
7	Short	Japan 10YR Bond	December-07	821,162	823,129	(1,967)
1	Short	Japan 10YR Bond	December-07	1,174,413	1,175,462	(1,049)
3	Long	LIFFE Long Gilt	December-07	654,786	656,251	1,465
7	Short	MSCI Singapore Index	October-07	422,714	430,239	(7,525)
79	Short	OMXS30 Index	October-07	1,467,789	1,491,240	(23,451)
51	Short	OMXS30 Index	October-07	951,405	962,699	(11,294)
188	Long	Russell Mini	December-07	14,732,996	15,288,160	555,164
142	Short	Russell Mini	December-07	11,127,546	11,547,440	(419,894)
273	Short	Russell Mini	December-07	21,532,709	22,200,360	(667,651)
83	Long	S&P 400 EMini	December-07	7,424,660	7,414,390	(10,270)
641	Long	S&P 500 EMini	December-07	48,077,844	49,296,105	1,218,261
51	Short	S&P 500 EMini	December-07	3,797,571	3,922,155	(124,584)
9	Short	S&P/MIB Index	December-07	2,586,571	2,564,063	22,508
12	Short	SPI 200	December-07	1,674,751	1,757,262	(82,511)
5	Short	SPI 200	December-07	697,813	732,193	(34,380)
19	Short	Topix Index	December-07	2,539,130	2,684,410	(145,280)
51	Short	Topix Index	December-07	6,671,604	7,205,522	(533,918)
25	Long	US Treasury 10YR Note	December-07	2,712,796	2,732,031	19,235
32	Long	US Treasury 10YR Note	December-07	3,470,613	3,497,000	26,387
68	Long	US Treasury 10YR Note	December-07	7,374,831	7,431,125	56,294
23	Short	US Treasury 10YR Note	December-07	2,513,052	2,513,469	(417)
21	Long	US Treasury 2YR Note	December-07	4,342,808	4,347,984	5,176
115	Long	US Treasury 5YR Note	December-07	12,218,254	12,308,594	90,340
92	Short	US Treasury 5YR Note	December-07	9,784,183	9,846,875	(62,692)
41	Short	US Treasury 5YR Note	December-07	4,355,618	4,388,281	(32,663)
54	Long	US Treasury Long Bond	December-07	5,969,012	6,012,563	43,551
15	Short	US Treasury Long Bond	December-07	1,652,409	1,670,156	(17,747)
						$(272,948)

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Total Return Swaps	Notional Amount	Termination Date	Unrealized Appreciation
Agreement with Merrill Lynch dated October 23, 2006 to pay quarterly the total return on the Russell 2000 Total Return Equity Index and receive quarterly the notional amount multiplied by the 3 month USD-LIBOR-BBA plus 0.85%#	$44,169,332	10/26/07	$1,500,752
Agreement with Morgan Stanley dated January 27, 2006 to receive quarterly the total return on the MSCI Equity Index and pay quarterly the notional amount multiplied by the 3 month USD-LIBOR-BBA plus 3.00%#	435,247	02/01/08	186,424
Agreement with Citibank dated August 13, 2007 to pay quarterly the total return on the PowerShares QQQ Fund and receive quarterly the notional amount multiplied by the 3 month USD-LIBOR-BBA minus 0.30%#	10,138,004	08/13/08	788,232
			2,475,408
Total Return Swaps	Notional Amount	Termination Date	Unrealized Depreciation
Agreement with Citibank dated August 13, 2007 to receive quarterly the total return on the Financial Select Sector SPDR Fund and pay quarterly the notional amount multiplied by the 3 month USD-LIBOR-BBA minus 0.75%#	10,127,962	08/13/08	(338,053)
Net Unrealized Appreciation (Depreciation)			$2,137,355

#  Fair valued security; see Note 2

Interest Rate Swaps	Notional Amount	Termination Date	Gross Unrealized Appreciation
Agreement with JP Morgan dated Octobr 10, 2006 to pay quarterly 5.23% and receive quarterly the 3 Month USD-LIBOR-BBA	$4,500,000	10/12/08	$18,444
Agreement with Lehman Brothers dated October 19, 2006 to receive quarterly 5.25% and pay quarterly the 3 Month USD-LIBOR-BBA	646,000	10/23/08	2,971
Agreement with JP Morgan dated November 20, 2006 to pay quarterly 5.09% and receive quarterly the 3 Month USD-LIBOR-BBA	4,500,000	11/22/08	13,811
Agreement with Lehman Brothers dated August 24, 2007 to receive quarterly 5.00% and pay quarterly the 3 Month USD-LIBOR-BBA	159,142	08/29/09	930
Agreement with Lehman Brothers dated September 17, 2007 to receive quarterly 5.76% and pay quarterly the 3 Month USD-LIBOR-BBA	940,000	09/21/09	0
Agreement with Goldman Sachs dated September 17, 2007 to receive quarterly 5.76% and pay quarterly the 3 Month USD-LIBOR-BBA	1,409,900	09/21/09	0
Agreement with Lehman Brothers dated August 22, 2007 to receive quarterly 5.08% and pay quarterly the 3 Month USD-LIBOR-BBA	150,000	08/24/12	1,357
Agreement with JP Morgan dated October 05, 2006 to receive quarterly 5.05% and pay quarterly the 3 Month USD-LIBOR-BBA	1,860,000	10/10/13	8,898
Agreement with Bank of America dated September 28, 2006 to receive quarterly 5.16% and pay quarterly the 3 Month USD-LIBOR-BBA	185,000	10/02/16	53
Agreement with Lehman Brothers dated October 19, 2006 to receive quarterly 5.33% and pay quarterly the 3 Month USD-LIBOR-BBA	260,000	10/23/16	3,229
Agreement with JP Morgan dated December 15, 2006 to receive quarterly 5.06% and pay quarterly the 3 Month USD-LIBOR-BBA	1,186,000	12/19/16	9,976
			$59,669

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Interest Rate Swaps	Notional Amount	Termination Date	Gross Unrealized Depreciation
Agreement with Lehman Brothers dated August 01, 2006 to receive quarterly 5.42% and pay quarterly the 3 Month USD-LIBOR-BBA	$810,000	08/03/08	$(3,333)
Agreement with Lehman Brothers dated October 19, 2006 to receive quarterly 5.26% and pay quarterly the 3 Month USD-LIBOR-BBA	646,000	10/23/08	(2,938)
Agreement with Goldman Sachs dated November 16, 2006 to receive quarterly 5.16% and pay quarterly the 3 Month USD-LIBOR-BBA	3,267,000	11/20/08	(12,179)
Agreement with JP Morgan dated Novemberr 16, 2006 to receive quarterly 5.17% and pay quarterly the 3 Month USD-LIBOR-BBA	3,258,000	11/20/08	(12,324)
Agreement with Goldman Sachs dated November 17, 2006 to receive quarterly 5.09% and pay quarterly the 3 Month USD-LIBOR-BBA	3,311,000	11/21/08	(9,973)
Agreement with Lehman Brothers dated August 01, 2006 to receive quarterly 5.45% and pay quarterly the 3 Month USD-LIBOR-BBA	1,443,000	08/03/11	(33,304)
Agreement with JP Morgan dated October 05, 2006 to receive quarterly 5.09% and pay quarterly the 3 Month USD-LIBOR-BBA	2,590,000	10/10/13	(17,219)
Agreement with Lehman Brothers dated August 03, 2006 to receive quarterly 5.57% and pay quarterly the 3 Month USD-LIBOR-BBA	4,660,000	08/03/16	(145,244)
Agreement with Lehman Brothers dated September 06, 2006 to receive quarterly 5.33% and pay quarterly the 3 Month USD-LIBOR-BBA	1,790,000	09/08/16	(21,217)
Agreement with Goldman Sachs dated October 17, 2006 to receive quarterly 5.32% and pay quarterly the 3 Month USD-LIBOR-BBA	174,000	10/19/16	(2,126)
Agreement with Lehman Brothers dated October 19, 2006 to pay quarterly 5.33% and receive quarterly the 3 Month USD-LIBOR-BBA	260,000	10/23/16	(3,182)
Agreement with Goldman Sachs dated December 18, 2006 to receive quarterly 5.07% and pay quarterly the 3 Month USD-LIBOR-BBA	624,000	12/20/16	(4,594)
Agreement with Lehman Brothers dated August 24, 2007 to pay quarterly 5.32% and receive quarterly the 3 Month USD-LIBOR-BBA	14,898	08/29/17	(136)
Agreement with Goldman Sachs dated November 16, 2006 to pay quarterly 5.26% and receive quarterly the 3 Month USD-LIBOR-BBA	736,000	11/20/26	(13,922)
Agreement with JP Morgan dated November 16, 2006 to pay quarterly 5.27% and receive quarterly the 3 Month USD-LIBOR-BBA	734,000	11/20/26	(13,446)
Agreement with Goldman Sachs dated November 17, 2006 to pay quarterly 5.21% and receive quarterly the 3 Month USD-LIBOR-BBA	735,000	11/21/26	(18,611)
			$(313,748)
Net Unrealized Appreciation (Depreciation)			$(254,079)

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Open Foward Currency Contracts

Contract to Deliver		In Exchange for		Delivery Date	Gross Unrealized Appreciation
* JPY	1,130,158,300	USD	9,965,355	11/21/07	$64,018
* NZD	2,069,800	USD	1,641,552	10/17/07	75,467
* USD	48,487,467	AUD	57,770,800	10/17/07	2,737,572
* USD	2,816,912	CAD	2,977,600	10/17/07	177,257
* USD	3,481,637	CHF	4,149,100	12/19/07	102,495
* USD	34,599,131	EUR	25,052,500	12/19/07	1,177,613
* USD	15,984,982	GBP	7,942,400	12/19/07	236,098
USD	26,389	HKD	206,100	11/21/07	125
* USD	26,089,159	JPY	3,022,979,600	11/21/07	395,220
* USD	16,577,364	NOK	95,087,900	12/19/07	1,048,355
* USD	1,641,552	NZD	2,069,800	10/17/07	5,908
* USD	2,520,335	SEK	17,173,800	12/19/07	150,844
					$6,170,973
Contract to Deliver		In Exchange for		Delivery Date	Gross Unrealized Depreciation
* AUD	40,411,400	USD	34,180,211	10/17/07	$(1,652,347)
* CAD	2,522,100	USD	2,364,823	10/17/07	(171,312)
* CHF	7,600,700	USD	6,380,684	12/19/07	(185,056)
* EUR	38,167,500	USD	52,523,046	12/19/07	(1,982,847)
* GBP	13,652,100	USD	27,429,719	12/19/07	(452,510)
* JPY	5,037,397,400	USD	43,221,142	11/21/07	(911,588)
* NOK	29,265,000	USD	5,040,058	12/19/07	(384,571)
* SEK	32,570,200	USD	4,784,581	12/19/07	(281,323)
SGD	450,800	USD	298,939	11/21/07	(5,692)
* USD	16,202,509	JPY	1,831,936,200	11/21/07	(152,883)
					(6,180,129)
Net Unrealized Appreciation (Depreciation)					$(9,156)

*  Represents partially offsetting forward currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

See Notes to Financials Statements

Seasons Series Trust Stock Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited)

Industry Allocation*
Diversified Manufacturing Operations	6.1%
Finance-Investment Banker/Broker	5.4
Oil-Field Services	3.9
Medical-HMO	3.6
Applications Software	3.5
Registered Investment Companies	3.5
Wireless Equipment	3.0
Retail-Drug Store	2.7
Medical-Drugs	2.5
Networking Products	2.5
Cellular Telecom	2.3
Banks-Fiduciary	2.2
Medical Products	2.2
Oil Companies-Integrated	2.2
Semiconductors Components-Intergrated Circuits	2.1
Web Portals/ISP	2.0
Banks-Commercial	1.9
Medical Instruments	1.8
Telecom Services	1.8
Cable TV	1.7
Medical-Biomedical/Gene	1.7
Finance-Credit Card	1.6
Consulting Services	1.5
Multimedia	1.4
Diversified Minerals	1.3
Retail-Discount	1.3
Computers	1.2
Cosmetics & Toiletries	1.2
Retail-Regional Department Stores	1.2
Therapeutics	1.2
Data Processing/Management	1.1
E-Commerce/Products	1.1
Oil Companies-Exploration & Production	1.1
Aerospace/Defense	1.0
E-Commerce/Services	1.0
Electronic Components-Semiconductors	1.0
Insurance-Life/Health	1.0
Investment Management/Advisor Services	1.0
Airlines	0.9
Machinery-Electrical	0.9
Telecom Equipment-Fiber Optics	0.9
Apparel Manufacturers	0.8
Beverages-Non-alcoholic	0.8
Engineering/R&D Services	0.8
Hotels/Motels	0.8
Casino Hotels	0.7
Electric-Generation	0.7
Pharmacy Services	0.7
Retail-Building Products	0.7
Agricultural Chemicals	0.6
Brewery	0.6
Casino Services	0.6
Computers-Memory Devices	0.6
Electronic Components-Misc.	0.6
Food-Retail	0.6
Medical Labs & Testing Services	0.6
Real Estate Operations & Development	0.6
Computer Aided Design	0.5
Entertainment Software	0.5
Finance-Mortgage Loan/Banker	0.5

Internet Security	0.5%
Metal-Diversified	0.5
Optical Supplies	0.5
Retail-Pet Food & Supplies	0.5
Semiconductor Equipment	0.5
Advertising Agencies	0.4
Audio/Video Products	0.4
Broadcast Services/Program	0.4
Machinery-Farming	0.4
Retail-Bedding	0.4
Soap & Cleaning Preparation	0.4
Transport-Services	0.4
Commercial Services-Finance	0.3
Distribution/Wholesale	0.3
Finance-Other Services	0.3
Food-Wholesale/Distribution	0.3
Machinery-Construction & Mining	0.3
Health Care Cost Containment	0.1
100.7%

*  Calculated as a percentage of net assets

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 97.2%
Advertising Agency — 0.4%
Omnicom Group, Inc.	30,000	$1,442,700
Aerospace/Defense — 1.0%
General Dynamics Corp.	38,500	3,252,095
Agricultural Chemicals — 0.6%
Monsanto Co.	22,100	1,894,854
Airlines — 0.9%
Southwest Airlines Co.	203,400	3,010,320
Apparel Manufacturer — 0.8%
Coach, Inc.†	55,100	2,604,577
Applications Software — 3.5%
Infosys Technologies, Ltd.	55,500	2,628,372
Intuit, Inc.†	38,800	1,175,640
Microsoft Corp.	203,150	5,984,799
TomTom NV†	18,682	1,452,124
		11,240,935
Audio/Video Products — 0.4%
Harman International Industries, Inc.	14,200	1,228,584
Banks-Commercial — 1.9%
Anglo Irish Bank Corp. PLC	118,000	2,187,407
Erste Bank der Oesterreichischen Sparkassen AG	50,334	3,836,307
		6,023,714
Banks-Fiduciary — 2.2%
Northern Trust Corp.	30,700	2,034,489
State Street Corp.	75,700	5,159,712
		7,194,201
Beverages-Non-alcoholic — 0.8%
PepsiCo, Inc.	34,000	2,490,840
Brewery — 0.6%
InBev NV	21,523	1,950,702
Broadcast Services/Program — 0.4%
Grupo Televisa SA ADR	47,800	1,155,326
Cable TV — 1.7%
Rogers Communications, Inc., Class B	83,800	3,815,414
Shaw Communications, Inc., Class B	55,600	1,381,104
Shaw Communications, Inc., Class B (Non-voting shares)	8,000	198,663
		5,395,181
Casino Hotels — 0.7%
Las Vegas Sands Corp.†	10,300	1,374,226
MGM Mirage, Inc.†	10,500	939,120
		2,313,346
Casino Services — 0.6%
International Game Technology	45,100	1,943,810
Cellular Telecom — 2.3%
America Movil SAB de CV, Series L ADR	82,300	5,267,200
Leap Wireless International, Inc.†	16,300	1,326,331
MetroPCS Communications, Inc.†	30,800	840,224
		7,433,755
Commercial Services-Finance — 0.3%
Moody's Corp.	17,400	876,960

Security Description	Shares	Value (Note 2)
Computer Aided Design — 0.5%
Autodesk, Inc.†	32,600	$1,629,022
Computers — 1.2%
Apple, Inc.†	15,300	2,349,162
Dell, Inc.†	49,700	1,371,720
		3,720,882
Computers-Memory Devices — 0.6%
EMC Corp.†	93,800	1,951,040
Consulting Services — 1.5%
Accenture Ltd., Class A	121,400	4,886,350
Cosmetics & Toiletries — 1.2%
Procter & Gamble Co.	54,192	3,811,865
Data Processing/Management — 1.1%
Automatic Data Processing, Inc.	76,000	3,490,680
Distribution/Wholesale — 0.3%
Fastenal Co.	19,300	876,413
Diversified Manufacturing Operations — 6.1%
Danaher Corp.	70,000	5,789,700
General Electric Co.	333,300	13,798,620
		19,588,320
Diversified Minerals — 1.3%
BHP Billiton, Ltd.	106,586	4,213,498
E-Commerce/Products — 1.1%
Amazon.Com, Inc.†	36,700	3,418,605
E-Commerce/Services — 1.0%
eBay, Inc.†	42,800	1,670,056
Expedia, Inc.†	44,759	1,426,917
		3,096,973
Electric-Generation — 0.7%
The AES Corp.†	108,500	2,174,340
Electronic Components-Misc. — 0.6%
Hon Hai Precision Industry Co., Ltd. GDR	135,360	2,010,096
Electronic Components-Semiconductors — 1.0%
Intel Corp.	60,300	1,559,358
Xilinx, Inc.	61,900	1,618,066
		3,177,424
Engineering/R&D Services — 0.8%
Foster Wheeler, Ltd.†	18,500	2,428,680
Entertainment Software — 0.5%
Electronic Arts, Inc.†	31,200	1,746,888
Finance-Credit Card — 1.6%
American Express Co.	75,000	4,452,750
Redecard SA†	43,700	815,352
		5,268,102
Finance-Investment Banker/Broker — 5.4%
Citigroup, Inc.	70,135	3,273,201
Morgan Stanley	40,900	2,576,700
The Charles Schwab Corp.	104,300	2,252,880
The Goldman Sachs Group, Inc.	14,900	3,229,426
UBS AG	111,900	6,016,697
		17,348,904

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Finance-Mortgage Loan/Banker — 0.5%
Housing Development Finance Corp., Ltd.	23,513	$1,492,712
Finance-Other Services — 0.3%
CME Group, Inc.	1,500	881,025
Food-Retail — 0.6%
Whole Foods Market, Inc.	39,200	1,919,232
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	28,100	1,000,079
Health Care Cost Containment — 0.1%
McKesson Corp.	3,600	211,644
Hotel/Motel — 0.8%
Marriott International, Inc., Class A	59,200	2,573,424
Insurance-Life/Health — 1.0%
Prudential Financial, Inc.	31,200	3,044,496
Internet Security — 0.5%
VeriSign, Inc.†	44,500	1,501,430
Investment Management/Advisor Services — 1.0%
Franklin Resources, Inc.	26,100	3,327,750
Machinery-Construction & Mining — 0.3%
Joy Global, Inc.	18,600	945,996
Machinery-Electrical — 0.9%
Schneider Electric SA	21,600	2,728,926
Machinery-Farming — 0.4%
Deere & Co.	8,600	1,276,412
Medical Instruments — 1.8%
Medtronic, Inc.	80,600	4,546,646
St. Jude Medical, Inc.†	30,300	1,335,321
		5,881,967
Medical Labs & Testing Services — 0.6%
Laboratory Corp. of America Holdings†	23,100	1,807,113
Medical Products — 2.2%
Becton, Dickinson & Co.	24,600	2,018,430
Covidien, Ltd.	33,425	1,387,137
Stryker Corp.	27,800	1,911,528
Zimmer Holdings, Inc.†	22,000	1,781,780
		7,098,875
Medical-Biomedical/Gene — 1.7%
Celgene Corp.†	21,800	1,554,558
Genentech, Inc.†	51,300	4,002,426
		5,556,984
Medical-Drugs — 2.5%
Allergan, Inc.	42,000	2,707,740
Roche Holding AG	17,100	3,100,545
Schering-Plough Corp.	68,400	2,163,492
		7,971,777
Medical-HMO — 3.6%
Aetna, Inc.	76,800	4,167,936
Humana, Inc.†	21,600	1,509,408
WellPoint, Inc.†	74,700	5,895,324
		11,572,668

Security Description	Shares	Value (Note 2)
Metal-Diversified — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	16,000	$1,678,240
Multimedia — 1.4%
Naspers, Ltd.	69,900	1,938,121
The McGraw-Hill Cos., Inc.	50,100	2,550,591
		4,488,712
Networking Products — 2.5%
Cisco Systems, Inc.†	175,200	5,800,872
Juniper Networks, Inc.†	56,200	2,057,482
		7,858,354
Oil Companies-Exploration & Production — 1.1%
EOG Resources, Inc.	26,600	1,923,978
Murphy Oil Corp.	21,300	1,488,657
		3,412,635
Oil Companies-Integrated — 2.2%
Exxon Mobil Corp.	27,834	2,576,315
Total SA	53,542	4,353,374
		6,929,689
Oil-Field Services — 3.9%
Baker Hughes, Inc.	46,400	4,193,168
Schlumberger, Ltd.	79,100	8,305,500
		12,498,668
Optical Supplies — 0.5%
Alcon, Inc.	10,200	1,467,984
Pharmacy Services — 0.7%
Medco Health Solutions, Inc.†	24,200	2,187,438
Real Estate Operations & Development — 0.6%
DLF, Ltd.	108,100	2,065,423
Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	40,200	1,371,624
Retail-Building Products — 0.7%
Lowe's Cos., Inc.	79,500	2,227,590
Retail-Discount — 1.3%
Costco Wholesale Corp.	13,500	828,495
Target Corp.	53,700	3,413,709
		4,242,204
Retail-Drug Store — 2.7%
CVS Caremark Corp.	173,081	6,859,200
Walgreen Co.	34,900	1,648,676
		8,507,876
Retail-Pet Food & Supplies — 0.5%
PetSmart, Inc.	55,100	1,757,690
Retail-Regional Department Stores — 1.2%
Kohl's Corp.†	65,600	3,760,848
Semiconductor Equipment — 0.5%
ASML Holding NV†	48,600	1,596,996
Semiconductors Components-Intergrated Circuits — 2.1%
Analog Devices, Inc.	62,000	2,241,920
Marvell Technology Group, Ltd.†	160,900	2,633,933
Maxim Integrated Products, Inc.	67,000	1,966,450
		6,842,303
Soap & Cleaning Preparation — 0.4%
Reckitt Benckiser PLC	23,209	1,363,786

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Telecom Equipment-Fiber Optics — 0.9%
Corning, Inc.	115,100	$2,837,215
Telecom Services — 1.8%
Amdocs, Ltd.†	70,500	2,621,895
Bharti Airtel, Ltd.†	127,365	3,071,971
		5,693,866
Therapeutics — 1.2%
Gilead Sciences, Inc.†	91,400	3,735,518
Transport-Services — 0.4%
Expeditors International of Washington, Inc.	29,900	1,414,270
Web Portals/ISP — 2.0%
Google, Inc., Class A†	11,300	6,410,151
Wireless Equipment — 3.0%
American Tower Corp., Class A†	156,900	6,831,426
QUALCOMM, Inc.	66,800	2,822,968
		9,654,394
Total Long-Term Investment Securities (cost $238,254,389)		311,085,966
SHORT-TERM INVESTMENT SECURITIES — 3.5%
Registered Investment Companies — 3.5%
T. Rowe Price Reserve Investment Fund (cost $11,076,647)	11,076,647	11,076,647
TOTAL INVESTMENTS (cost $249,331,036)(1)	100.7%	322,162,613
Liabilities in excess of other assets	(0.7)	(2,101,759)
NET ASSETS	100.0%	$320,060,854

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt

See Notes to Financial Statements

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited)

Industry Allocation*
Computers	8.6%
Oil Companies-Integrated	8.6
Finance-Investment Banker/Broker	4.6
Medical-Biomedical/Gene	3.8
Agricultural Chemicals	3.7
Web Portals/ISP	3.5
Oil-Field Services	3.1
Oil Companies-Exploration & Production	3.0
Medical-Drugs	2.9
Medical Products	2.2
Wireless Equipment	2.2
Networking Products	2.1
Therapeutics	2.0
Applications Software	1.8
Commercial Paper	1.8
Beverages-Non-alcoholic	1.7
Cosmetics & Toiletries	1.6
Index Fund	1.5
Retail-Discount	1.5
Banks-Super Regional	1.4
Entertainment Software	1.4
Retail-Building Products	1.4
Repurchase Agreements	1.3
Diversified Manufacturing Operations	1.2
Metal Processors & Fabrication	1.2
Multimedia	1.2
Optical Supplies	1.2
Retail-Major Department Stores	1.2
Finance-Credit Card	1.1
Finance-Mortgage Loan/Banker	1.1
Aerospace/Defense-Equipment	1.0
Commercial Services-Finance	1.0
Insurance-Multi-line	0.9
Medical Instruments	0.9
Agricultural Operations	0.8
Casino Hotels	0.8
Retail-Apparel/Shoe	0.8
Retail-Drug Store	0.8
Consumer Products-Misc.	0.7
Electronic Components-Semiconductors	0.7
Instruments-Scientific	0.7
Retail-Restaurants	0.7
Semiconductors Components-Intergrated Circuits	0.7
Federal Home Loan Bank	0.6
Oil Refining & Marketing	0.6
Tobacco	0.6
Aerospace/Defense	0.5
Audio/Video Products	0.5
Finance-Other Services	0.5
Home Decoration Products	0.5
Medical-HMO	0.5
Oil Field Machinery & Equipment	0.5
Telecom Services	0.5
Advertising Sales	0.4
Apparel Manufacturers	0.4
Computer Services	0.4
Data Processing/Management	0.4
Enterprise Software/Service	0.4
Investment Management/Advisor Services	0.4
Telephone-Integrated	0.4
Transport-Services	0.4

Cellular Telecom	0.3%
Distribution/Wholesale	0.3
Electronic Components-Misc.	0.3
Industrial Automated/Robotic	0.3
Internet Infrastructure Software	0.3
Brewery	0.2
Commercial Services	0.2
Computers-Memory Devices	0.2
E-Commerce/Services	0.2
Electric-Integrated	0.2
Food-Misc.	0.2
Insurance-Life/Health	0.2
Oil & Gas Drilling	0.2
Theaters	0.2
Toys	0.2
Advertising Agencies	0.1
Athletic Footwear	0.1
Banks-Commercial	0.1
Banks-Fiduciary	0.1
Cable TV	0.1
Casino Services	0.1
Chemicals-Specialty	0.1
Computer Aided Design	0.1
Cruise Lines	0.1
E-Commerce/Products	0.1
Electric Products-Misc.	0.1
Electric-Generation	0.1
Electronic Forms	0.1
Electronics-Military	0.1
Finance-Consumer Loans	0.1
Financial Guarantee Insurance	0.1
Food-Confectionery	0.1
Food-Wholesale/Distribution	0.1
Hotels/Motels	0.1
Industrial Gases	0.1
Insurance-Property/Casualty	0.1
Internet Security	0.1
Machinery-Construction & Mining	0.1
Machinery-Farming	0.1
Medical Labs & Testing Services	0.1
Medical-Generic Drugs	0.1
Medical-Wholesale Drug Distribution	0.1
Mining	0.1
Motorcycle/Motor Scooter	0.1
Pharmacy Services	0.1
Pipelines	0.1
Real Estate Investment Trusts	0.1
Real Estate Management/Services	0.1
Retail-Consumer Electronics	0.1
Retail-Mail Order	0.1
Retail-Office Supplies	0.1
Retail-Regional Department Stores	0.1
Semiconductor Equipment	0.1
Steel-Producers	0.1
Telecom Equipment-Fiber Optics	0.1
Transport-Rail	0.1
100.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 95.3%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	1,730	$17,958
Omnicom Group, Inc.	4,280	205,825
		223,783
Advertising Sales — 0.4%
Lamar Advertising Co., Class A	21,589	1,057,213
Aerospace/Defense — 0.5%
Boeing Co.	5,310	557,497
General Dynamics Corp.	5,290	446,846
Lockheed Martin Corp.	2,090	226,744
Rockwell Collins, Inc.	2,180	159,227
		1,390,314
Aerospace/Defense-Equipment — 1.0%
United Technologies Corp.	34,520	2,778,170
Agricultural Chemicals — 3.7%
Monsanto Co.	32,120	2,753,969
Potash Corp. of Saskatchewan, Inc.	58,920	6,227,844
Syngenta AG	7,671	1,653,786
		10,635,599
Agricultural Operations — 0.8%
Archer-Daniels-Midland Co.	5,200	172,016
Bunge, Ltd.	19,080	2,050,146
		2,222,162
Airlines — 0.0%
Southwest Airlines Co.	3,520	52,096
Apparel Manufacturers — 0.4%
Coach, Inc.†	19,150	905,220
Liz Claiborne, Inc.	1,340	46,002
Polo Ralph Lauren Corp.	790	61,423
VF Corp.	480	38,760
		1,051,405
Applications Software — 1.8%
Citrix Systems, Inc.†	2,350	94,752
Intuit, Inc.†	4,420	133,926
Microsoft Corp.	164,500	4,846,170
		5,074,848
Athletic Footwear — 0.1%
NIKE, Inc., Class B	5,040	295,646
Audio/Video Products — 0.5%
Harman International Industries, Inc.	860	74,407
Sony Corp. ADR	30,455	1,463,667
		1,538,074
Banks-Commercial — 0.1%
Commerce Bancorp, Inc.	2,510	97,338
M&T Bank Corp.	460	47,587
Synovus Financial Corp.	2,140	60,027
		204,952
Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,030	68,258
State Street Corp.	2,690	183,350
		251,608
Banks-Super Regional — 1.4%
Capital One Financial Corp.	5,440	361,379
Wells Fargo & Co.	101,470	3,614,362
		3,975,741

Security Description	Shares	Value (Note 2)
Beverages-Non-alcoholic — 1.7%
Pepsi Bottling Group, Inc.	1,830	$68,021
PepsiCo, Inc.	54,000	3,956,040
The Coca-Cola Co.	15,570	894,808
		4,918,869
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	1,130	84,648
Constellation Brands, Inc., Class A†	1,500	36,315
		120,963
Brewery — 0.2%
Anheuser-Busch Cos., Inc.	9,770	488,402
Broadcast Services/Program — 0.0%
Clear Channel Communications, Inc.	3,250	121,680
Building & Construction Products-Misc. — 0.0%
Vulcan Materials Co.	490	43,684
Building Products-Air & Heating — 0.0%
American Standard Cos., Inc.	2,370	84,419
Building-Residential/Commerical — 0.0%
Centex Corp.	900	23,913
D.R. Horton, Inc.	3,560	45,603
KB Home Corp.	560	14,034
Lennar Corp., Class A	1,060	24,009
Pulte Homes, Inc.	1,660	22,593
		130,152
Cable TV — 0.1%
Comcast Corp., Class A†	12,900	311,922
The DIRECTV Group, Inc.†	3,370	81,824
		393,746
Casino Hotels — 0.8%
Boyd Gaming Corp.	38,625	1,655,081
Harrah's Entertainment, Inc.	6,023	523,580
		2,178,661
Casino Services — 0.1%
International Game Technology	4,370	188,347
Cellular Telecom — 0.3%
MetroPCS Communications, Inc.†	28,120	767,114
Chemicals-Specialty — 0.1%
Ecolab, Inc.	2,280	107,616
Hercules, Inc.	750	15,765
International Flavors & Fragrances, Inc.	1,170	61,846
Sigma-Aldrich Corp.	1,720	83,833
		269,060
Coal — 0.0%
CONSOL Energy, Inc.	1,050	48,930
Peabody Energy Corp.	1,110	53,136
		102,066
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	970	63,739
Commercial Services — 0.2%
Convergys Corp.†	1,100	19,096
Iron Mountain, Inc.†	20,730	631,850
		650,946

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Commercial Services-Finance — 1.0%
Equifax, Inc.	1,100	$41,932
H&R Block, Inc.	4,240	89,803
Moody's Corp.	19,740	994,896
Western Union Co.	90,090	1,889,187
		3,015,818
Computer Aided Design — 0.1%
Autodesk, Inc.†	3,000	149,910
Computer Services — 0.4%
Affiliated Computer Services, Inc., Class A†	1,300	65,312
Cognizant Technology Solutions Corp., Class A†	14,480	1,155,070
		1,220,382
Computers — 8.6%
Apple, Inc.†	80,310	12,330,797
Dell, Inc.†	29,630	817,788
International Business Machines Corp.	17,740	2,089,772
Research In Motion, Ltd.†	96,190	9,479,525
Sun Microsystems, Inc.†	10,610	59,522
		24,777,404
Computers-Integrated Systems — 0.0%
NCR Corp.†	1,210	60,258
Computers-Memory Devices — 0.2%
EMC Corp.†	10,120	210,496
Network Appliance, Inc.†	4,640	124,862
SanDisk Corp.†	2,970	163,647
		499,005
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	1,240	51,497
Consumer Products-Misc. — 0.7%
Clorox Co.	1,810	110,392
Fortune Brands, Inc.	21,120	1,721,069
Kimberly-Clark Corp.	3,110	218,508
		2,049,969
Containers-Metal/Glass — 0.0%
Ball Corp.	1,340	72,025
Containers-Paper/Plastic — 0.0%
Pactiv Corp.†	1,710	49,008
Sealed Air Corp.	1,060	27,094
		76,102
Cosmetics & Toiletries — 1.6%
Avon Products, Inc.	5,640	211,669
Colgate-Palmolive Co.	6,650	474,278
Procter & Gamble Co.	56,160	3,950,295
The Estee Lauder Cos., Inc., Class A	1,500	63,690
		4,699,932
Cruise Lines — 0.1%
Carnival Corp.	3,590	173,864
Data Processing/Management — 0.4%
Automatic Data Processing, Inc.	6,920	317,836
Fidelity National Information Services, Inc.	2,220	98,501

Security Description	Shares	Value (Note 2)
Data Processing/Management (continued)
Fiserv, Inc.†	2,180	$110,875
Global Payments, Inc.	11,920	527,102
Paychex, Inc.	4,430	181,630
		1,235,944
Dental Supplies & Equipment — 0.0%
Patterson Cos., Inc.†	1,830	70,656
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	1,350	119,057
Distribution/Wholesale — 0.3%
WW Grainger, Inc.	8,990	819,798
Diversified Manufacturing Operations — 1.2%
3M Co.	6,160	576,453
Cooper Industries, Ltd. Class A	960	49,046
Danaher Corp.	3,220	266,326
Dover Corp.	890	45,346
General Electric Co.	53,470	2,213,658
Illinois Tool Works, Inc.	2,740	163,414
ITT, Inc.	2,370	160,994
		3,475,237
Diversified Operations — 0.0%
Leucadia National Corp.	2,140	103,191
Drug Delivery Systems — 0.0%
Hospira, Inc.†	2,050	84,973
E-Commerce/Products — 0.1%
Amazon.Com, Inc.†	3,980	370,737
E-Commerce/Services — 0.2%
eBay, Inc.†	14,880	580,617
Monster Worldwide, Inc.†	760	25,886
		606,503
Electric Products-Misc. — 0.1%
Emerson Electric Co.	3,520	187,334
Molex, Inc.	700	18,851
		206,185
Electric-Generation — 0.1%
The AES Corp.†	8,720	174,749
Electric-Integrated — 0.2%
Allegheny Energy, Inc.†	530	27,698
Constellation Energy Group, Inc.	1,320	113,243
Edison International	2,220	123,099
Exelon Corp.	4,310	324,801
		588,841
Electronic Components-Misc. — 0.3%
Gentex Corp.	32,970	706,877
Jabil Circuit, Inc.	2,700	61,668
Tyco Electronics, Ltd.	1,630	57,751
		826,296
Electronic Components-Semiconductors — 0.7%
Altera Corp.	2,560	61,645
Broadcom Corp., Class A†	3,120	113,693
Intel Corp.	34,280	886,481
LSI Logic Corp.†	3,270	24,263
MEMC Electronic Materials, Inc.†	1,760	103,594
Microchip Technology, Inc.	1,540	55,933
National Semiconductor Corp.	3,140	85,157

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electronic Components-Semiconductors (continued)
Nvidia Corp.†	7,155	$259,297
QLogic Corp.†	1,920	25,824
Texas Instruments, Inc.	7,450	272,595
Xilinx, Inc.	1,780	46,529
		1,935,011
Electronic Forms — 0.1%
Adobe Systems, Inc.†	7,670	334,872
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	1,220	44,994
Tektronix, Inc.	360	9,986
		54,980
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	1,650	168,531
Engineering/R&D Services — 0.0%
Fluor Corp.	390	56,152
Enterprise Software/Service — 0.4%
BMC Software, Inc.†	1,030	32,167
CA, Inc.	1,170	30,092
Oracle Corp.†	51,360	1,111,944
		1,174,203
Entertainment Software — 1.4%
Activision, Inc.†	47,880	1,033,729
Electronic Arts, Inc.†	53,365	2,987,907
		4,021,636
Filtration/Separation Products — 0.0%
Pall Corp.	800	31,120
Finance-Consumer Loans — 0.1%
SLM Corp.	5,380	267,225
Finance-Credit Card — 1.1%
American Express Co.	40,980	2,432,983
Discover Financial Services	39,370	818,896
		3,251,879
Finance-Investment Banker/Broker — 4.6%
E*TRADE Financial Corp.†	2,820	36,829
Lehman Brothers Holdings, Inc.	20,585	1,270,712
Merrill Lynch & Co., Inc.	26,505	1,889,276
Morgan Stanley	21,220	1,336,860
The Bear Stearns Cos., Inc.	15,075	1,851,361
The Charles Schwab Corp.	86,310	1,864,296
The Goldman Sachs Group, Inc.	19,905	4,314,210
UBS AG	15,280	813,660
		13,377,204
Finance-Mortgage Loan/Banker — 1.1%
Countrywide Financial Corp.	7,510	142,765
Freddie Mac	51,830	3,058,488
		3,201,253
Finance-Other Services — 0.5%
CME Group, Inc.	2,380	1,397,893
IntercontinentalExchange, Inc.†	600	91,140
		1,489,033

Security Description	Shares	Value (Note 2)
Financial Guarantee Insurance — 0.1%
Ambac Financial Group, Inc.	1,320	$83,041
MBIA, Inc.	1,000	61,050
MGIC Investment Corp.	650	21,002
		165,093
Food-Confectionery — 0.1%
The Hershey Co.	2,210	102,566
WM Wrigley Jr. Co.	2,830	181,771
		284,337
Food-Dairy Products — 0.0%
Dean Foods Co.	970	24,813
Food-Misc. — 0.2%
Campbell Soup Co.	2,940	108,780
General Mills, Inc.	1,900	110,219
Kellogg Co.	3,470	194,320
McCormick & Co., Inc.	1,700	61,149
		474,468
Food-Retail — 0.0%
Whole Foods Market, Inc.	1,040	50,918
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	7,950	282,940
Home Decoration Products — 0.5%
Newell Rubbermaid, Inc.	47,870	1,379,613
Hotels/Motels — 0.1%
Hilton Hotels Corp.	3,000	139,470
Marriott International, Inc., Class A	2,380	103,459
Starwood Hotels & Resorts Worldwide, Inc.	1,240	75,330
		318,259
Human Resources — 0.0%
Robert Half International, Inc.	970	28,964
Industrial Automated/Robotic — 0.3%
Rockwell Automation, Inc.	11,070	769,476
Industrial Gases — 0.1%
Praxair, Inc.	4,170	349,279
Instruments-Scientific — 0.7%
Applera Corp.	2,400	83,136
Thermo Fisher Scientific, Inc.†	30,960	1,787,011
Waters Corp.†	1,310	87,665
		1,957,812
Insurance-Life/Health — 0.2%
AFLAC, Inc.	4,280	244,131
CIGNA Corp.	2,030	108,179
Principal Financial Group	1,460	92,111
Torchmark Corp.	780	48,610
		493,031
Insurance-Multi-line — 0.9%
American International Group, Inc.(1)	33,450	2,262,893
MetLife, Inc.	4,170	290,774
		2,553,667
Insurance-Property/Casualty — 0.1%
Progressive Corp.	9,440	183,230
Internet Infrastructure Software — 0.3%
Akamai Technologies, Inc.†	31,968	918,441

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Internet Security — 0.1%
Symantec Corp.†	11,730	$227,327
VeriSign, Inc.†	1,600	53,984
		281,311
Investment Companies — 0.0%
American Capital Strategies, Ltd.	1,280	54,694
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	1,880	118,647
Federated Investors, Inc., Class B	1,150	45,655
Franklin Resources, Inc.	1,170	149,175
Janus Capital Group, Inc.	660	18,665
Legg Mason, Inc.	9,010	759,453
T. Rowe Price Group, Inc.	1,840	102,469
		1,194,064
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,770	65,667
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	4,580	359,209
Terex Corp.†	630	56,083
		415,292
Machinery-Farming — 0.1%
Deere & Co.	1,300	192,946
Medical Information Systems — 0.0%
IMS Health, Inc.	2,550	78,132
Medical Instruments — 0.9%
Boston Scientific Corp.†	17,400	242,730
Medtronic, Inc.	14,790	834,304
St. Jude Medical, Inc.†	36,700	1,617,369
		2,694,403
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	1,540	120,474
Quest Diagnostics, Inc.	2,040	117,851
		238,325
Medical Products — 2.2%
Baxter International, Inc.	28,390	1,597,789
Becton, Dickinson & Co.	3,180	260,919
Covidien, Ltd.†	3,890	161,435
Johnson & Johnson	56,820	3,733,074
Stryker Corp.	3,090	212,468
Varian Medical Systems, Inc.†	1,650	69,119
Zimmer Holdings, Inc.†	3,080	249,449
		6,284,253
Medical-Biomedical/Gene — 3.8%
Amgen, Inc.†	14,170	801,597
Biogen Idec, Inc.†	1,990	131,997
Celgene Corp.†	75,050	5,351,815
Charles River Laboratories International, Inc.†	17,880	1,003,962
Genentech, Inc.†	45,395	3,541,718
Genzyme Corp.†	3,440	213,142
Millipore Corp.†	710	53,818
		11,098,049

Security Description	Shares	Value (Note 2)
Medical-Drugs — 2.9%
Abbott Laboratories	11,290	$605,370
Allergan, Inc.	4,010	258,525
Eli Lilly & Co.	6,180	351,827
Forest Laboratories, Inc.†	4,120	153,635
King Pharmaceuticals, Inc.†	2,140	25,081
Merck & Co., Inc.	30,760	1,589,984
Pfizer, Inc.	50,610	1,236,402
Roche Holding AG	15,558	2,820,952
Schering-Plough Corp.	8,660	273,916
Wyeth	25,930	1,155,182
		8,470,874
Medical-Generic Drugs — 0.1%
Barr Pharmaceuticals, Inc.†	1,400	79,674
Mylan Laboratories, Inc.	3,250	51,870
Watson Pharmaceuticals, Inc.†	710	23,004
		154,548
Medical-HMO — 0.5%
Coventry Health Care, Inc.†	2,040	126,908
Humana, Inc.†	2,190	153,037
UnitedHealth Group, Inc.	17,280	836,871
WellPoint, Inc.†	3,150	248,598
		1,365,414
Medical-Nursing Homes — 0.0%
Manor Care, Inc.	640	41,216
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc.	4,750	297,017
Metal Processors & Fabrication — 1.2%
Precision Castparts Corp.	23,380	3,459,772
Mining — 0.1%
Newmont Mining Corp.	5,890	263,460
Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	3,270	151,107
Multimedia — 1.2%
Meredith Corp.	290	16,617
News Corp., Class A	10,260	225,617
The E.W. Scripps Co., Class A	680	28,560
The McGraw-Hill Cos., Inc.	34,760	1,769,632
The Walt Disney Co.	10,630	365,566
Viacom, Inc., Class B†	23,738	925,070
		3,331,062
Networking Products — 2.1%
Cisco Systems, Inc.†	182,070	6,028,338
Juniper Networks, Inc.†	2,610	95,552
		6,123,890
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	2,870	130,355
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	640	36,493
Oil & Gas Drilling — 0.2%
ENSCO International, Inc.	1,050	58,905
Nabors Industries, Ltd.†	3,670	112,926
Noble Corp.	3,510	172,166
Transocean, Inc.†	1,690	191,054
		535,051

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil Companies-Exploration & Production — 3.0%
Anadarko Petroleum Corp.	6,050	$325,188
Apache Corp.	16,840	1,516,610
Canadian Natural Resources, Ltd.	12,600	954,450
Chesapeake Energy Corp.	5,360	188,994
Continental Resources, Inc.†	128,670	2,334,074
Devon Energy Corp.	5,810	483,392
EOG Resources, Inc.	17,310	1,252,032
Murphy Oil Corp.	2,460	171,929
Quicksilver Resources, Inc.†	21,760	1,023,808
XTO Energy, Inc.	5,030	311,055
		8,561,532
Oil Companies-Integrated — 8.6%
Chevron Corp.	14,460	1,353,167
ConocoPhillips	58,875	5,167,459
Exxon Mobil Corp.	72,360	6,697,642
Hess Corp.	21,335	1,419,417
Occidental Petroleum Corp.	44,125	2,827,530
Suncor Energy, Inc.	77,505	7,348,249
		24,813,464
Oil Field Machinery & Equipment — 0.5%
Grant Prideco, Inc.†	17,450	951,374
National-Oilwell Varco, Inc.†	2,320	335,240
		1,286,614
Oil Refining & Marketing — 0.6%
Sunoco, Inc.	920	65,118
Tesoro Corp.	790	36,356
Valero Energy Corp.	22,480	1,510,206
		1,611,680
Oil-Field Services — 3.1%
Baker Hughes, Inc.	32,900	2,973,173
BJ Services Co.	3,810	101,156
Halliburton Co.	6,500	249,600
Schlumberger, Ltd.	28,450	2,987,250
Smith International, Inc.	2,610	186,354
Weatherford International, Ltd.†	38,380	2,578,368
		9,075,901
Optical Supplies — 1.2%
Alcon, Inc.	24,880	3,580,730
Pharmacy Services — 0.1%
Express Scripts, Inc.†	3,360	187,555
Pipelines — 0.1%
Questar Corp.	2,260	118,718
Spectra Energy Corp.	1,740	42,595
Williams Cos., Inc.	2,510	85,491
		246,804
Real Estate Investment Trusts — 0.1%
AvalonBay Communities, Inc.	350	41,321
General Growth Properties, Inc.	1,290	69,170
Kimco Realty Corp.	1,090	49,279
Public Storage, Inc.	650	51,123
Vornado Realty Trust	690	75,451
		286,344
Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Inc., Class A†	11,760	327,398

Security Description	Shares	Value (Note 2)
Retail-Apparel/Shoe — 0.8%
Abercrombie & Fitch Co., Class A	25,460	$2,054,622
Nordstrom, Inc.	1,610	75,493
The Gap, Inc.	3,160	58,270
		2,188,385
Retail-Auto Parts — 0.0%
AutoZone, Inc.†	600	69,684
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	3,540	120,785
Retail-Building Products — 1.4%
Home Depot, Inc.	56,450	1,831,238
Lowe's Cos., Inc.	81,560	2,285,311
		4,116,549
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	5,190	238,844
RadioShack Corp.	1,790	36,981
		275,825
Retail-Discount — 1.5%
Big Lots, Inc.†	580	17,307
Costco Wholesale Corp.	19,420	1,191,805
Family Dollar Stores, Inc.	1,130	30,013
Target Corp.	7,510	477,411
TJX Cos., Inc.	5,800	168,606
Wal-Mart Stores, Inc.	55,360	2,416,464
		4,301,606
Retail-Drug Store — 0.8%
CVS Caremark Corp.	40,310	1,597,485
Walgreen Co.	12,960	612,231
		2,209,716
Retail-Jewelry — 0.0%
Tiffany & Co.	1,780	93,183
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	12,220	398,616
Retail-Major Department Stores — 1.2%
J.C. Penney Co., Inc.	56,080	3,553,790
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	1,920	39,590
Staples, Inc.	9,310	200,072
		239,662
Retail-Regional Department Stores — 0.1%
Kohl's Corp.†	4,140	237,346
Retail-Restaurants — 0.7%
Darden Restaurants, Inc.	1,850	77,441
McDonald's Corp.	8,550	465,719
Starbucks Corp.†	42,280	1,107,736
Wendy's International, Inc.	570	19,899
Yum! Brands, Inc.	6,780	229,367
		1,900,162
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	4,170	64,135
Sovereign Bancorp, Inc.	1,650	28,116
		92,251
School — 0.0%
Apollo Group, Inc., Class A†	1,850	111,278

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	6,300	$130,410
KLA-Tencor Corp.	2,530	141,123
Novellus Systems, Inc.†	700	19,082
		290,615
Semiconductors Components-Intergrated Circuits — 0.7%
Analog Devices, Inc.	1,710	61,834
Linear Technology Corp.	55,380	1,937,746
		1,999,580
Steel-Producer — 0.1%
Nucor Corp.	3,750	223,013
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	420	46,179
Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	270	10,282
Corning, Inc.	5,740	141,491
JDS Uniphase Corp.†	700	10,472
		162,245
Telecom Services — 0.5%
Time Warner Telecom, Inc., Class A†	59,300	1,302,821
Telecommunication Equipment — 0.0%
Avaya, Inc.†	1,200	20,352
Telephone-Integrated — 0.4%
Sprint Nextel Corp.	55,590	1,056,210
Theater — 0.2%
National CineMedia, Inc.	25,970	581,728
Therapeutics — 2.0%
Amylin Pharmaceuticals, Inc.†	18,100	905,000
Gilead Sciences, Inc.†	121,015	4,945,883
		5,850,883
Tobacco — 0.6%
Altria Group, Inc.	24,440	1,699,313
UST, Inc.	1,380	68,448
		1,767,761
Tools-Hand Held — 0.0%
Black & Decker Corp.	860	71,638
Toys — 0.2%
Mattel, Inc.	22,290	522,923
Transport-Rail — 0.1%
Burlington Northern Santa Fe Corp.	1,690	137,177
Norfolk Southern Corp.	1,850	96,034
		233,211
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	2,260	122,695
FedEx Corp.	2,570	269,208
United Parcel Service, Inc., Class B	8,900	668,390
		1,060,293
Web Portals/ISP — 3.5%
Google, Inc., Class A†	15,375	8,721,776
Yahoo!, Inc.†	54,630	1,466,269
		10,188,045
Wireless Equipment — 2.2%
American Tower Corp., Class A†	59,790	2,603,257
Crown Castle International Corp.†	15,380	624,889

Security Description	Shares/ Principal Amount	Value (Note 2)
Wireless Equipment (continued)
QUALCOMM, Inc.	72,050	$3,044,833
		6,272,979
Total Common Stock (cost $224,046,581)		274,893,963
EXCHANGE TRADED FUNDS — 1.5%
Index Fund — 1.5%
iShares S&P 500 Growth Index Fund (cost $4,296,761)	62,500	4,447,500
Total Long-Term Investment Securities (cost $228,343,342)		279,341,463
SHORT-TERM INVESTMENT SECURITIES — 2.4%
Commercial Paper — 1.8%
Giro Balanced Funding Corp. 5.90% due 10/01/07	$5,100,000	5,100,000
U.S. Government Agencies — 0.6%
Federal Home Loan Bank Cons. Disc. Notes
4.00% due 10/01/07	1,700,000	1,700,000
U.S. Government Treasuries — 0.0%
United States Treasury Bills 3.85% due 12/13/07(2)	60,000	59,558
Total Short-Term Investment Securities (cost $6,859,532)		6,859,558
REPURCHASE AGREEMENTS — 1.3%
Agreement with State Street Bank & Trust Co., bearing interest at 3.15%, dated 09/28/07, to be repurchased 10/01/07 in the amount of $166,044 and collateralized by $180,000 of United States Treasury Bonds, bearing interest at 4.50%, due 02/15/36 and having an approximate value of $172,350	166,000	166,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.85%, dated 09/28/07, to be repurchased 10/01/07 in the amount of $3,601,155 and collateralized by $3,835,000 of United States Treasury Bonds, bearing interest at 4.50%, due 02/15/36 and having an approximate value of $3,672,013	3,600,000	3,600,000
Total Repurchase Agreements (cost $3,766,000)		3,766,000
TOTAL INVESTMENTS (cost $238,970,714) (3)	100.5%	289,967,021
Liabilities in excess of other assets	(0.5)	(1,340,734)
NET ASSETS	100.0%	$288,626,287

†  Non-income producing security

(1)  Security represents an investment in an affiliated company; see Note 13.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of September 30, 2007	Unrealized Appreciation (Depreciation)
4	Long	S&P Growth Index	December 2007	$699,033	$720,600	$21,567

See Notes to Financials Statements

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited)

Industry Allocation*
Finance-Investment Banker/Broker	5.8%
Diversified Manufacturing Operations	5.6
Oil Companies-Integrated	5.6
Medical-Drugs	3.5
Oil-Field Services	3.1
Banks-Super Regional	2.7
Applications Software	2.4
Computers	2.3
Medical-HMO	2.2
Telephone-Integrated	2.2
Medical Products	2.1
Networking Products	2.0
Electric-Integrated	1.9
Electronic Components-Semiconductors	1.9
Retail-Drug Store	1.7
Wireless Equipment	1.7
Cosmetics & Toiletries	1.6
Multimedia	1.5
Aerospace/Defense	1.4
Medical Instruments	1.4
Medical-Biomedical/Gene	1.4
Web Portals/ISP	1.4
Beverages-Non-alcoholic	1.3
Cable TV	1.3
Finance-Credit Card	1.2
Telecom Services	1.2
Investment Management/Advisor Services	1.1
Repurchase Agreements	1.1
Retail-Regional Department Stores	1.1
Banks-Fiduciary	1.0
Registered Investment Companies	1.0
Aerospace/Defense-Equipment	0.9
Banks-Commercial	0.9
Finance-Mortgage Loan/Banker	0.9
Retail-Discount	0.9
Telecom Equipment-Fiber Optics	0.9
Transport-Services	0.9
Apparel Manufacturers	0.8
Cellular Telecom	0.8
Food-Misc.	0.8
Index Fund-Large Cap	0.8
Insurance-Multi-line	0.8
Semiconductors Components-Intergrated Circuits	0.8
Tobacco	0.8
Food-Wholesale/Distribution	0.7
Insurance-Life/Health	0.7
Oil Companies-Exploration & Production	0.7
Retail-Apparel/Shoe	0.7
Consulting Services	0.6
Enterprise Software/Service	0.6
Insurance-Property/Casualty	0.6
Semiconductor Equipment	0.6
Data Processing/Management	0.5
Diversified Minerals	0.5
E-Commerce/Products	0.5
E-Commerce/Services	0.5
Food-Confectionery	0.5
Medical-Generic Drugs	0.5
Retail-Building Products	0.5
Therapeutics	0.5

Airlines	0.4%
Computers-Memory Devices	0.4
Hotels/Motels	0.4
Metal-Aluminum	0.4
Paper & Related Products	0.4
Real Estate Investment Trusts	0.4
Agricultural Chemicals	0.3
Brewery	0.3
Casino Hotels	0.3
Casino Services	0.3
Chemicals-Diversified	0.3
Electric-Generation	0.3
Electronic Components-Misc.	0.3
Engineering/R&D Services	0.3
Federal Home Loan Bank	0.3
Food-Retail	0.3
Machinery-Construction & Mining	0.3
Machinery-Electrical	0.3
Medical Labs & Testing Services	0.3
Metal-Diversified	0.3
Pharmacy Services	0.3
Retail-Restaurants	0.3
Advertising Agencies	0.2
Audio/Video Products	0.2
Broadcast Services/Program	0.2
Commercial Services-Finance	0.2
Computer Aided Design	0.2
Entertainment Software	0.2
Finance-Other Services	0.2
Internet Security	0.2
Machinery-Farming	0.2
Oil & Gas Drilling	0.2
Optical Supplies	0.2
Real Estate Operations & Development	0.2
Retail-Bedding	0.2
Retail-Pet Food & Supplies	0.2
Soap & Cleaning Preparation	0.2
Transport-Rail	0.2
Agricultural Operations	0.1
Athletic Footwear	0.1
Auto-Cars/Light Trucks	0.1
Auto-Heavy Duty Trucks	0.1
Auto/Truck Parts & Equipment-Original	0.1
Chemicals-Specialty	0.1
Coal	0.1
Computer Services	0.1
Consumer Products-Misc.	0.1
Cruise Lines	0.1
Distribution/Wholesale	0.1
Electric Products-Misc.	0.1
Electronic Forms	0.1
Forestry	0.1
Health Care Cost Containment	0.1
Industrial Gases	0.1
Instruments-Scientific	0.1
Insurance Brokers	0.1
Medical-Wholesale Drug Distribution	0.1
Non-Hazardous Waste Disposal	0.1
Office Automation & Equipment	0.1
Oil Field Machinery & Equipment	0.1

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited) (continued)

Oil Refining & Marketing	0.1%
Pipelines	0.1
Retail-Consumer Electronics	0.1
Retail-Major Department Stores	0.1
Retail-Office Supplies	0.1
Savings & Loans/Thrifts	0.1
Steel-Producers	0.1
Television	0.1
U.S. Government Treasuries	0.1
99.4%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 96.1%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.†	594	$6,166
Omnicom Group, Inc.	2,314	111,280
		117,446
Aerospace/Defense — 1.4%
Boeing Co.	988	103,730
General Dynamics Corp.	6,012	507,834
Lockheed Martin Corp.	438	47,519
Northrop Grumman Corp.	433	33,774
Raytheon Co.	551	35,165
Rockwell Collins, Inc.	210	15,338
		743,360
Aerospace/Defense-Equipment — 0.9%
Goodrich Corp.	158	10,780
United Technologies Corp.	5,851	470,889
		481,669
Agricultural Chemicals — 0.3%
Monsanto Co.	2,088	179,025
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	811	26,828
Airlines — 0.4%
Southwest Airlines Co.	14,042	207,822
Apparel Manufacturers — 0.8%
Coach, Inc.†	3,870	182,935
Jones Apparel Group, Inc.	118	2,493
Liz Claiborne, Inc.	129	4,429
Phillips-Van Heusen	4,400	230,912
Polo Ralph Lauren Corp.	76	5,909
VF Corp.	112	9,044
		435,722
Appliances — 0.0%
Whirlpool Corp.	98	8,732
Applications Software — 2.4%
Citrix Systems, Inc.†	227	9,152
Compuware Corp.†	382	3,064
Infosys Technologies, Ltd.	3,430	162,438
Intuit, Inc.†	2,827	85,658
Microsoft Corp.	31,691	933,617
TomTom NV†	1,168	90,787
		1,284,716
Athletic Footwear — 0.1%
NIKE, Inc., Class B	487	28,567
Audio/Video Products — 0.2%
Harman International Industries, Inc.	982	84,963
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.†	2,647	22,473
General Motors Corp.	713	26,167
		48,640
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	313	26,683
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	250	29,527

Security Description	Shares	Value (Note 2)
Banks-Commercial — 0.9%
Anglo Irish Bank Corp. PLC	7,177	$133,043
BB&T Corp.	696	28,111
Commerce Bancorp, Inc.	242	9,385
Erste Bank der Oesterreichischen Sparkassen AG	3,057	232,995
First Horizon National Corp.	159	4,239
M&T Bank Corp.	95	9,828
Marshall & Ilsley Corp.	336	14,707
Regions Financial Corp.	888	26,178
Synovus Financial Corp.	413	11,585
Zions Bancorp.	136	9,339
		479,410
Banks-Fiduciary — 1.0%
Northern Trust Corp.	2,141	141,884
State Street Corp.	5,291	360,635
The Bank of New York Mellon Corp.	1,435	63,341
		565,860
Banks-Super Regional — 2.7%
Bank of America Corp.	12,195	613,042
Capital One Financial Corp.	527	35,008
Comerica, Inc.	193	9,897
Fifth Third Bancorp	675	22,869
Huntington Bancshares, Inc.	461	7,828
KeyCorp	491	15,874
National City Corp.	798	20,022
PNC Financial Services Group, Inc.	431	29,351
SunTrust Banks, Inc.	440	33,295
US Bancorp	2,177	70,818
Wachovia Corp.	8,699	436,255
Wells Fargo & Co.	4,214	150,103
		1,444,362
Beverages-Non-alcoholic — 1.3%
Coca-Cola Enterprises, Inc.	359	8,695
Pepsi Bottling Group, Inc.	177	6,579
PepsiCo, Inc.	7,237	530,183
The Coca-Cola Co.	2,509	144,192
		689,649
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	109	8,165
Constellation Brands, Inc., Class A†	245	5,932
		14,097
Brewery — 0.3%
Anheuser-Busch Cos., Inc.	945	47,240
InBev NV	1,271	115,195
Molson Coors Brewing Co., Class B	86	8,572
		171,007
Broadcast Services/Program — 0.2%
Clear Channel Communications, Inc.	628	23,512
Grupo Televisa SA ADR	2,900	70,093
		93,605
Building & Construction Products-Misc. — 0.0%
Masco Corp.	463	10,728
Vulcan Materials Co.	120	10,698
		21,426

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Building Products-Air & Heating — 0.0%
American Standard Cos., Inc.	229	$8,157
Building-Residential/Commerical — 0.0%
Centex Corp.	151	4,012
D.R. Horton, Inc.	345	4,419
KB Home Corp.	97	2,431
Lennar Corp., Class A	176	3,986
Pulte Homes, Inc.	268	3,648
		18,496
Cable TV — 1.3%
Comcast Corp., Class A†	13,197	319,103
Rogers Communications, Inc., Class B	5,200	236,756
Shaw Communications, Inc., Class B	3,600	89,424
Shaw Communications, Inc., Class B (non-voting shares)	600	14,900
The DIRECTV Group, Inc.†	958	23,260
		683,443
Casino Hotels — 0.3%
Harrah's Entertainment, Inc.	236	20,515
Las Vegas Sands Corp.†	700	93,394
MGM Mirage, Inc.†	600	53,664
		167,573
Casino Services — 0.3%
International Game Technology	3,223	138,911
Cellular Telecom — 0.8%
America Movil SAB de CV, Series L ADR	5,100	326,400
Leap Wireless International, Inc.†	1,000	81,370
MetroPCS Communications, Inc.†	1,600	43,648
		451,418
Chemicals-Diversified — 0.3%
E.I. du Pont de Nemours & Co.	1,161	57,539
PPG Industries, Inc.	207	15,639
Rohm & Haas Co.	173	9,631
The Dow Chemical Co.	1,198	51,586
		134,395
Chemicals-Specialty — 0.1%
Ashland, Inc.	70	4,215
Eastman Chemical Co.	106	7,073
Ecolab, Inc.	220	10,384
Hercules, Inc.	146	3,069
International Flavors & Fragrances, Inc.	113	5,973
Sigma-Aldrich Corp.	166	8,091
		38,805
Coal — 0.1%
CONSOL Energy, Inc.	230	10,718
Peabody Energy Corp.	335	16,036
		26,754
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	137	9,002
Commercial Services — 0.0%
Convergys Corp.†	171	2,969
Commercial Services-Finance — 0.2%
Equifax, Inc.	180	6,862
H&R Block, Inc.	409	8,663
Moody's Corp.	1,379	69,501
Western Union Co.	974	20,425
		105,451

Security Description	Shares	Value (Note 2)
Computer Aided Design — 0.2%
Autodesk, Inc.†	2,290	$114,431
Computer Services — 0.1%
Affiliated Computer Services, Inc., Class A†	126	6,330
Cognizant Technology Solutions Corp., Class A†	182	14,518
Computer Sciences Corp.†	219	12,242
Electronic Data Systems Corp.	642	14,021
Unisys Corp.†	441	2,920
		50,031
Computers — 2.3%
Apple, Inc.†	3,197	490,867
Dell, Inc.†	6,164	170,127
Hewlett-Packard Co.	3,251	161,867
International Business Machines Corp.	3,315	390,507
Sun Microsystems, Inc.†	4,460	25,021
		1,238,389
Computers-Integrated Systems — 0.0%
NCR Corp.†	228	11,354
Computers-Memory Devices — 0.4%
EMC Corp.†	8,544	177,715
Network Appliance, Inc.†	449	12,082
SanDisk Corp.†	287	15,814
		205,611
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	119	4,942
Consulting Services — 0.6%
Accenture Ltd., Class A	7,600	305,900
Consumer Products-Misc. — 0.1%
Clorox Co.	174	10,612
Fortune Brands, Inc.	193	15,727
Kimberly-Clark Corp.	537	37,730
		64,069
Containers-Metal/Glass — 0.0%
Ball Corp.	129	6,934
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	132	3,843
Pactiv Corp.†	165	4,729
Sealed Air Corp.	204	5,214
		13,786
Cosmetics & Toiletries — 1.6%
Avon Products, Inc.	546	20,491
Colgate-Palmolive Co.	643	45,859
Procter & Gamble Co.	11,160	784,994
The Estee Lauder Cos., Inc., Class A	145	6,157
		857,501
Cruise Lines — 0.1%
Carnival Corp.	550	26,636
Data Processing/Management — 0.5%
Automatic Data Processing, Inc.	5,570	255,830
Fidelity National Information Services, Inc.	214	9,495
Fiserv, Inc.†	210	10,681
Paychex, Inc.	429	17,589
		293,595

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Dental Supplies & Equipment — 0.0%
Patterson Cos., Inc.†	176	$6,795
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	130	11,465
Distribution/Wholesale — 0.1%
Fastenal Co.	1,200	54,492
Genuine Parts Co.	214	10,700
WW Grainger, Inc.	90	8,207
		73,399
Diversified Manufacturing Operations — 5.6%
3M Co.	3,503	327,811
Cooper Industries, Ltd. Class A	232	11,853
Danaher Corp.	4,711	389,647
Dover Corp.	258	13,145
Eaton Corp.	184	18,223
General Electric Co.	45,919	1,901,047
Honeywell International, Inc.	944	56,140
Illinois Tool Works, Inc.	529	31,549
Ingersoll-Rand Co., Ltd., Class A	361	19,664
ITT, Inc.	228	15,488
Leggett & Platt, Inc.	220	4,215
Parker Hannifin Corp.	146	16,327
Textron, Inc.	2,915	181,342
Tyco International, Ltd.	627	27,801
		3,014,252
Diversified Minerals — 0.5%
BHP Billiton, Ltd.	6,905	272,965
Diversified Operations — 0.0%
Leucadia National Corp.	208	10,030
Drug Delivery Systems — 0.0%
Hospira, Inc.†	198	8,207
E-Commerce/Products — 0.5%
Amazon.Com, Inc.†	2,785	259,423
E-Commerce/Services — 0.5%
eBay, Inc.†	4,139	161,504
Expedia, Inc.†	2,758	87,925
IAC/InterActive Corp.†	241	7,150
Monster Worldwide, Inc.†	167	5,688
		262,267
Electric Products-Misc. — 0.1%
Emerson Electric Co.	999	53,167
Molex, Inc.	181	4,874
		58,041
Electric-Generation — 0.3%
The AES Corp.†	7,643	153,166
Electric-Integrated — 1.9%
Allegheny Energy, Inc.†	209	10,922
Ameren Corp.	262	13,755
American Electric Power Co., Inc.	503	23,178
CenterPoint Energy, Inc.	405	6,492
CMS Energy Corp.	283	4,760
Consolidated Edison, Inc.	342	15,835
Constellation Energy Group, Inc.	228	19,560
Dominion Resources, Inc.	367	30,938
DTE Energy Co.	215	10,415

Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
Duke Energy Corp.	14,889	$278,275
Edison International	411	22,790
Entergy Corp.	247	26,748
Exelon Corp.	850	64,056
FirstEnergy Corp.	384	24,323
FPL Group, Inc.	513	31,231
Integrys Energy Group, Inc.	96	4,918
NiSource, Inc.	346	6,622
PG&E Corp.	446	21,319
Pinnacle West Capital Corp.	126	4,978
PPL Corp.	483	22,363
Progress Energy, Inc.	326	15,273
Public Service Enterprise Group, Inc.	321	28,245
Southern Co.	7,554	274,059
TECO Energy, Inc.	265	4,354
TXU Corp.	581	39,781
Xcel Energy, Inc.	529	11,395
		1,016,585
Electronic Components-Misc. — 0.3%
Hon Hai Precision Industry Co., Ltd.	16,800	126,637
Jabil Circuit, Inc.	262	5,984
Solectron Corp.†	1,152	4,493
Tyco Electronics, Ltd.	627	22,215
		159,329
Electronic Components-Semiconductors — 1.9%
Advanced Micro Devices, Inc.†	693	9,148
Altera Corp.	449	10,812
Broadcom Corp., Class A†	591	21,536
Intel Corp.	22,963	593,823
LSI Logic Corp.†	903	6,700
MEMC Electronic Materials, Inc.†	284	16,716
Microchip Technology, Inc.	274	9,952
Micron Technology, Inc.†	954	10,590
National Semiconductor Corp.	303	8,217
NVIDIA Corp.†	692	25,078
QLogic Corp.†	185	2,488
Texas Instruments, Inc.	6,302	230,590
Xilinx, Inc.	4,173	109,082
		1,054,732
Electronic Forms — 0.1%
Adobe Systems, Inc.†	742	32,396
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	487	17,961
Tektronix, Inc.	96	2,663
		20,624
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	159	16,240
Engineering/R&D Services — 0.3%
Fluor Corp.	111	15,982
Foster Wheeler, Ltd.†	1,100	144,408
		160,390
Engines-Internal Combustion — 0.0%
Cummins, Inc.	131	16,754

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Enterprise Software/Service — 0.6%
BMC Software, Inc.†	254	$7,932
CA, Inc.	490	12,603
Novell, Inc.†	441	3,369
Oracle Corp.†	13,964	302,321
		326,225
Entertainment Software — 0.2%
Electronic Arts, Inc.†	2,392	133,928
Filtration/Separation Products — 0.0%
Pall Corp.	155	6,030
Finance-Commercial — 0.0%
CIT Group, Inc.	241	9,688
Finance-Consumer Loans — 0.0%
SLM Corp.	520	25,828
Finance-Credit Card — 1.2%
American Express Co.	10,091	599,103
Discover Financial Services	602	12,521
Redecard SA†	2,800	52,242
		663,866
Finance-Investment Banker/Broker — 5.8%
Citigroup, Inc.	19,664	917,719
E*TRADE Financial Corp.†	536	7,000
JPMorgan Chase & Co.	9,267	424,614
Lehman Brothers Holdings, Inc.	669	41,298
Merrill Lynch & Co., Inc.	5,487	391,113
Morgan Stanley	3,727	234,801
TD Ameritrade Holding Corp.†	15,300	278,766
The Bear Stearns Cos., Inc.	146	17,930
The Charles Schwab Corp.	7,695	166,212
The Goldman Sachs Group, Inc.	1,411	305,820
UBS AG	7,074	380,359
		3,165,632
Finance-Mortgage Loan/Banker — 0.9%
Countrywide Financial Corp.	726	13,801
Fannie Mae	5,627	342,178
Freddie Mac	820	48,388
Housing Development Finance Corp., Ltd.	1,442	91,545
		495,912
Finance-Other Services — 0.2%
CME Group, Inc.	167	98,087
IntercontinentalExchange, Inc.†	90	13,671
		111,758
Financial Guarantee Insurance — 0.0%
Ambac Financial Group, Inc.	128	8,052
MBIA, Inc.	160	9,768
MGIC Investment Corp.	103	3,328
		21,148
Food-Confectionery — 0.5%
The Hershey Co.	5,113	237,294
WM Wrigley Jr. Co.	274	17,599
		254,893
Food-Dairy Products — 0.0%
Dean Foods Co.	163	4,170

Security Description	Shares	Value (Note 2)
Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	347	$6,194
Food-Misc. — 0.8%
Campbell Soup Co.	283	10,471
ConAgra Foods, Inc.	618	16,148
General Mills, Inc.	416	24,132
H.J. Heinz Co.	402	18,573
Kellogg Co.	335	18,760
Kraft Foods, Inc., Class A	9,488	327,431
McCormick & Co., Inc.	164	5,899
Sara Lee Corp.	914	15,255
		436,669
Food-Retail — 0.3%
Safeway, Inc.	554	18,343
The Kroger Co.	892	25,440
Whole Foods Market, Inc.	2,675	130,968
		174,751
Food-Wholesale/Distribution — 0.7%
SUPERVALU, Inc.	265	10,337
Sysco Corp.	9,769	347,679
		358,016
Forestry — 0.1%
Plum Creek Timber Co., Inc.	220	9,847
Weyerhaeuser Co.	272	19,666
		29,513
Gas-Distribution — 0.0%
Nicor, Inc.	57	2,445
Sempra Energy	333	19,354
		21,799
Health Care Cost Containment — 0.1%
McKesson Corp.	573	33,687
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	348	10,029
Hotels/Motels — 0.4%
Hilton Hotels Corp.	492	22,873
Marriott International, Inc., Class A	3,903	169,663
Starwood Hotels & Resorts Worldwide, Inc.(1)	265	16,099
Wyndham Worldwide Corp.	225	7,371
		216,006
Human Resources — 0.0%
Robert Half International, Inc.	207	6,181
Independent Power Producer — 0.0%
Dynegy, Inc., Class A†	625	5,775
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	192	13,346
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	272	26,591
Praxair, Inc.	403	33,755
		60,346
Instruments-Scientific — 0.1%
Applera Corp.	231	8,002
PerkinElmer, Inc.	153	4,469
Thermo Fisher Scientific, Inc.†	538	31,053

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Instruments-Scientific (continued)
Waters Corp.†	126	$8,432
		51,956
Insurance Brokers — 0.1%
AON Corp.	369	16,535
Marsh & McLennan Cos., Inc.	683	17,416
		33,951
Insurance-Life/Health — 0.7%
AFLAC, Inc.	616	35,137
CIGNA Corp.	357	19,024
Genworth Financial, Inc., Class A	558	17,147
Lincoln National Corp.	341	22,496
Principal Financial Group	335	21,135
Prudential Financial, Inc.	2,579	251,659
Torchmark Corp.	121	7,541
Unum Group	455	11,134
		385,273
Insurance-Multi-line — 0.8%
ACE, Ltd.	415	25,137
Allstate Corp.	738	42,206
American International Group, Inc.(2)	3,233	218,712
Assurant, Inc.	122	6,527
Cincinnati Financial Corp.	217	9,398
Hartford Financial Services Group, Inc.	401	37,113
Loews Corp.	561	27,124
MetLife, Inc.	937	65,337
XL Capital, Ltd., Class A	229	18,137
		449,691
Insurance-Property/Casualty — 0.6%
Chubb Corp.	4,896	262,621
Progressive Corp.	913	17,721
SAFECO Corp.	131	8,020
The Travelers Cos., Inc.	828	41,682
		330,044
Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	209	6,005
Internet Security — 0.2%
Symantec Corp.†	1,134	21,977
VeriSign, Inc.†	3,107	104,830
		126,807
Investment Companies — 0.0%
American Capital Strategies, Ltd.	237	10,127
Investment Management/Advisor Services — 1.1%
Ameriprise Financial, Inc.	297	18,744
Federated Investors, Inc., Class B	110	4,367
Franklin Resources, Inc.	1,805	230,138
Invesco PLC ADR	10,400	283,920
Janus Capital Group, Inc.	199	5,628
Legg Mason, Inc.	167	14,076
T. Rowe Price Group, Inc.	334	18,600
		575,473
Leisure Products — 0.0%
Brunswick Corp.	112	2,560

Security Description	Shares	Value (Note 2)
Linen Supply & Related Items — 0.0%
Cintas Corp.	170	$6,307
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	806	63,215
Joy Global, Inc.	1,200	61,032
Terex Corp.†	128	11,394
		135,641
Machinery-Electrical — 0.3%
Schneider Electric SA	1,350	170,558
Machinery-Farming — 0.2%
Deere & Co.	780	115,768
Medical Information Systems — 0.0%
IMS Health, Inc.	246	7,537
Medical Instruments — 1.4%
Boston Scientific Corp.†	1,682	23,464
Medtronic, Inc.	11,130	627,843
St. Jude Medical, Inc.†	2,330	102,683
		753,990
Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	1,648	128,923
Quest Diagnostics, Inc.	197	11,381
		140,304
Medical Products — 2.1%
Baxter International, Inc.	813	45,756
Becton, Dickinson & Co.	1,807	148,264
Covidien, Ltd.	2,677	111,095
Johnson & Johnson	8,550	561,735
Stryker Corp.	1,999	137,451
Varian Medical Systems, Inc.†	159	6,661
Zimmer Holdings, Inc.†	1,698	137,521
		1,148,483
Medical-Biomedical/Gene — 1.4%
Amgen, Inc.†	1,370	77,501
Biogen Idec, Inc.†	363	24,078
Celgene Corp.†	1,883	134,277
Genentech, Inc.†	3,100	241,862
Genzyme Corp.†	4,332	268,411
Millipore Corp.†	68	5,154
		751,283
Medical-Drugs — 3.5%
Abbott Laboratories	1,949	104,505
Allergan, Inc.	2,988	192,636
Bristol-Myers Squibb Co.	2,494	71,877
Eli Lilly & Co.	1,244	70,821
Forest Laboratories, Inc.†	399	14,879
King Pharmaceuticals, Inc.†	308	3,610
Merck & Co., Inc.	7,344	379,611
Pfizer, Inc.	17,874	436,662
Roche Holding AG	989	179,324
Schering-Plough Corp.	11,942	377,726
Wyeth	1,695	75,512
		1,907,163

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical-Generic Drugs — 0.5%
Barr Pharmaceuticals, Inc.†	4,835	$275,160
Mylan Laboratories, Inc.	314	5,011
Watson Pharmaceuticals, Inc.†	129	4,180
		284,351
Medical-HMO — 2.2%
Aetna, Inc.	5,445	295,500
Coventry Health Care, Inc.†	197	12,255
Humana, Inc.†	1,513	105,729
UnitedHealth Group, Inc.	1,671	80,927
WellPoint, Inc.†	8,761	691,418
		1,185,829
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	597	2,006
Medical-Nursing Homes — 0.0%
Manor Care, Inc.	92	5,925
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	227	10,290
Cardinal Health, Inc.	460	28,764
		39,054
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp.	174	25,749
Metal-Aluminum — 0.4%
Alcoa, Inc.	5,015	196,187
Metal-Diversified — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	1,481	155,342
Mining — 0.0%
Newmont Mining Corp.	569	25,451
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	317	14,649
Multimedia — 1.5%
Meredith Corp.	49	2,808
Naspers, Ltd.	4,000	110,908
News Corp., Class A	13,519	297,283
The E.W. Scripps Co., Class A	113	4,746
The McGraw-Hill Cos., Inc.	3,527	179,559
The Walt Disney Co.	2,447	84,152
Time Warner, Inc.	4,702	86,329
Viacom, Inc., Class B†	866	33,748
		799,533
Networking Products — 2.0%
Cisco Systems, Inc.†	26,980	893,308
Juniper Networks, Inc.†	4,448	162,841
		1,056,149
Non-Hazardous Waste Disposal — 0.1%
Allied Waste Industries, Inc.†	364	4,641
Waste Management, Inc.	655	24,720
		29,361
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	277	12,582
Xerox Corp.†	1,180	20,461
		33,043

Security Description	Shares	Value (Note 2)
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	134	$7,641
Oil & Gas Drilling — 0.2%
ENSCO International, Inc.	187	10,491
Nabors Industries, Ltd.†	355	10,923
Noble Corp.	339	16,628
Rowan Cos., Inc.	139	5,085
Transocean, Inc.†	365	41,263
		84,390
Oil Companies-Exploration & Production — 0.7%
Anadarko Petroleum Corp.	585	31,444
Apache Corp.	419	37,735
Chesapeake Energy Corp.	517	18,230
Devon Energy Corp.	562	46,758
EOG Resources, Inc.	1,909	138,078
Murphy Oil Corp.	1,438	100,502
XTO Energy, Inc.	486	30,054
		402,801
Oil Companies-Integrated — 5.6%
Chevron Corp.	6,188	579,073
ConocoPhillips	7,552	662,839
Exxon Mobil Corp.	14,695	1,360,169
Hess Corp.	349	23,219
Marathon Oil Corp.	859	48,980
Occidental Petroleum Corp.	1,047	67,092
Total SA	3,348	272,218
		3,013,590
Oil Field Machinery & Equipment — 0.1%
National-Oilwell Varco, Inc.†	225	32,512
Oil Refining & Marketing — 0.1%
Sunoco, Inc.	152	10,759
Tesoro Corp.	173	7,961
Valero Energy Corp.	698	46,892
		65,612
Oil-Field Services — 3.1%
Baker Hughes, Inc.	3,303	298,492
BJ Services Co.	368	9,770
Halliburton Co.	10,722	411,725
Schlumberger, Ltd.	8,903	934,815
Smith International, Inc.	253	18,064
Weatherford International, Ltd.†	425	28,552
		1,701,418
Optical Supplies — 0.2%
Alcon, Inc.	700	100,744
Bausch & Lomb, Inc.	70	4,480
		105,224
Paper & Related Products — 0.4%
International Paper Co.	5,642	202,379
MeadWestvaco Corp.	231	6,821
Temple-Inland, Inc.	134	7,052
		216,252
Pharmacy Services — 0.3%
Express Scripts, Inc.†	325	18,141
Medco Health Solutions, Inc.†	1,841	166,408
		184,549

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	362	$9,687
Pipelines — 0.1%
El Paso Corp.	883	14,984
Questar Corp.	218	11,452
Spectra Energy Corp.	797	19,511
Williams Cos., Inc.	757	25,783
		71,730
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	280	10,237
Publishing-Newspapers — 0.0%
Dow Jones & Co., Inc.	82	4,895
Gannett Co., Inc.	294	12,848
The New York Times Co., Class A	181	3,577
Tribune Co.	97	2,650
		23,970
Real Estate Investment Trusts — 0.4%
Apartment Investment & Management Co., Class A	122	5,506
Archstone-Smith Trust	282	16,959
AvalonBay Communities, Inc.	101	11,924
Boston Properties, Inc.	150	15,585
Developers Diversified Realty Corp.	157	8,772
Equity Residential	349	14,784
General Growth Properties, Inc.	310	16,622
Host Marriott Corp.	659	14,788
Kimco Realty Corp.	318	14,377
ProLogis	324	21,497
Public Storage, Inc.	157	12,348
Simon Property Group, Inc.	282	28,200
Vornado Realty Trust	169	18,480
		199,842
Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	249	6,932
Real Estate Operations & Development — 0.2%
DLF, Ltd.	6,700	128,014
Retail-Apparel/Shoe — 0.7%
Abercrombie & Fitch Co., Class A	109	8,796
American Eagle Outfitters, Inc.	12,300	323,613
Limited Brands, Inc.	402	9,202
Nordstrom, Inc.	249	11,676
The Gap, Inc.	624	11,506
		364,793
Retail-Auto Parts — 0.0%
AutoZone, Inc.†	58	6,736
Retail-Automobile — 0.0%
AutoNation, Inc.†	191	3,385
Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	2,842	96,969
Retail-Building Products — 0.5%
Home Depot, Inc.	2,129	69,065
Lowe's Cos., Inc.	6,964	195,131
		264,196

Security Description	Shares	Value (Note 2)
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	502	$23,102
Circuit City Stores, Inc.	212	1,677
RadioShack Corp.	174	3,595
		28,374
Retail-Discount — 0.9%
Big Lots, Inc.†	128	3,820
Costco Wholesale Corp.	1,352	82,972
Family Dollar Stores, Inc.	184	4,887
Target Corp.	4,267	271,253
TJX Cos., Inc.	561	16,308
Wal-Mart Stores, Inc.	3,026	132,085
		511,325
Retail-Drug Store — 1.7%
CVS Caremark Corp.	19,078	756,061
Walgreen Co.	3,453	163,120
		919,181
Retail-Jewelry — 0.0%
Tiffany & Co.	172	9,004
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	279	17,680
Sears Holdings Corp.†	95	12,084
		29,764
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	344	7,093
OfficeMax, Inc.	95	3,256
Staples, Inc.	900	19,341
		29,690
Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc.	3,600	114,840
Retail-Regional Department Stores — 1.1%
Dillard's, Inc., Class A	77	1,681
Kohl's Corp.†	10,101	579,090
Macy's, Inc.	547	17,679
		598,450
Retail-Restaurants — 0.3%
Darden Restaurants, Inc.	179	7,493
McDonald's Corp.	1,503	81,868
Starbucks Corp.†	940	24,628
Wendy's International, Inc.	110	3,840
Yum! Brands, Inc.	656	22,193
		140,022
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	266	8,089
Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	671	10,320
Sovereign Bancorp, Inc.	453	7,719
Washington Mutual, Inc.	1,104	38,982
		57,021
School — 0.0%
Apollo Group, Inc., Class A†	179	10,767
Semiconductor Equipment — 0.6%
Applied Materials, Inc.	9,838	203,647
ASML Holding NV†	3,000	98,580

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Semiconductor Equipment (continued)
KLA-Tencor Corp.	244	$13,610
Novellus Systems, Inc.†	156	4,253
Teradyne, Inc.†	239	3,298
		323,388
Semiconductors Components-Intergrated Circuits — 0.8%
Analog Devices, Inc.	3,992	144,351
Linear Technology Corp.	280	9,797
Marvell Technology Group, Ltd.†	10,200	166,974
Maxim Integrated Products, Inc.	4,000	117,400
		438,522
Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser PLC	1,402	82,383
Steel-Producers — 0.1%
Nucor Corp.	363	21,588
United States Steel Corp.	149	15,785
		37,373
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	129	14,184
Telecom Equipment-Fiber Optics — 0.9%
Ciena Corp.†	108	4,113
Corning, Inc.	19,183	472,861
JDS Uniphase Corp.†	267	3,994
		480,968
Telecom Services — 1.2%
Amdocs, Ltd.†	4,700	174,793
Bharti Airtel, Ltd.†	8,122	195,898
Embarq Corp.	192	10,675
Time Warner Telecom, Inc., Class A†	12,800	281,216
		662,582
Telecommunication Equipment — 0.0%
Avaya, Inc.†	576	9,769
Tellabs, Inc.†	553	5,265
		15,034
Telephone-Integrated — 2.2%
ALLTEL Corp.	442	30,799
AT&T, Inc.	13,690	579,224
CenturyTel, Inc.	141	6,517
Citizens Communications Co.	429	6,143
Qwest Communications International, Inc.†	2,014	18,448
Sprint Nextel Corp.	3,589	68,191
Verizon Communications, Inc.	10,160	449,885
Windstream Corp.	602	8,500
		1,167,707
Television — 0.1%
CBS Corp., Class B	864	27,216
Therapeutics — 0.5%
Gilead Sciences, Inc.†	6,868	280,695
Tobacco — 0.8%
Altria Group, Inc.	5,754	400,076
Reynolds American, Inc.	216	13,735

Security Description	Shares/ Principal Amount	Value (Note 2)
Tobacco (continued)
UST, Inc.	201	$9,970
		423,781
Tools-Hand Held — 0.0%
Black & Decker Corp.	83	6,914
Snap-on, Inc.	73	3,616
Stanley Works	104	5,838
		16,368
Toys — 0.0%
Hasbro, Inc.	202	5,632
Mattel, Inc.	498	11,683
		17,315
Transport-Rail — 0.2%
Burlington Northern Santa Fe Corp.	379	30,764
CSX Corp.	554	23,672
Norfolk Southern Corp.	496	25,747
Union Pacific Corp.	336	37,988
		118,171
Transport-Services — 0.9%
C.H. Robinson Worldwide, Inc.	218	11,835
Expeditors International of Washington, Inc.	1,900	89,870
FedEx Corp.	389	40,748
Ryder System, Inc.	75	3,675
United Parcel Service, Inc., Class B	4,524	339,752
		485,880
Web Portals/ISP — 1.4%
Google, Inc., Class A†	1,291	732,346
Yahoo!, Inc.†	1,699	45,601
		777,947
Wireless Equipment — 1.7%
American Tower Corp., Class A†	9,800	426,692
Motorola, Inc.	2,918	54,070
QUALCOMM, Inc.	10,011	423,065
		903,827
Total Common Stock (cost $42,310,594)		52,052,017
EXCHANGE TRADED FUNDS — 0.8%
Index Fund-Large Cap — 0.8%
SPDR Trust, Series 1 (cost $409,026)	2,800	427,224
Total Long-Term Investment Securities (cost $42,719,620)		52,479,241
SHORT-TERM INVESTMENT SECURITIES — 1.4%
U.S. Government Agencies — 0.3%
Federal Home Loan Bank Cons. Disc. Notes 4.00% due 10/01/07	$200,000	200,000
Registered Investment Company — 1.0%
T. Rowe Price Reserve Investment Fund	536,150	536,150

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
U.S. Government Treasuries — 0.1%
United States Treasury Bills 3.85% due 12/13/07(3)	$30,000	$29,779
Total Short-Term Investment Securities (cost $765,916)		765,929
REPURCHASE AGREEMENT — 1.1%
State Street Bank & Trust Co. Joint Repurchase Agreement(4) (cost $573,000)(5)	573,000	573,000
TOTAL INVESTMENTS (cost $44,058,536)(5)	99.4%	53,818,170
Other assets less liabilities	0.6	341,870
NET ASSETS	100.0%	$54,160,040

†  Non-income producing security

(1)  Consists of more than one type of securities traded together as a unit.

(2)  Security represents an investment in an affliated company; see Note 13.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 2 for details of Joint Repurchase Agreements.

(5)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of September 30, 2007	Unrealized Appreciation (Depreciation)
1	Long	S&P 500 Index	December 2007	$374,442	$384,525	$10,083

See Notes to Financials Statements

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited)

Industry Allocation*
Oil Companies-Integrated	7.9%
Finance-Investment Banker/Broker	7.7
Banks-Super Regional	7.1
Telephone-Integrated	6.1
Diversified Manufacturing Operations	5.8
Electric-Integrated	5.5
Medical-Drugs	4.7
Multimedia	2.1
Computers	1.9
Food-Misc.	1.9
Insurance-Multi-line	1.8
Aerospace/Defense	1.6
Chemicals-Diversified	1.6
Oil Companies-Exploration & Production	1.5
Registered Investment Companies	1.5
Electronic Components-Semiconductors	1.4
Banks-Fiduciary	1.3
Cosmetics & Toiletries	1.3
Insurance-Life/Health	1.3
Insurance-Property/Casualty	1.3
Medical Products	1.2
Real Estate Investment Trusts	1.2
Beverages-Non-alcoholic	1.1
Wireless Equipment	1.1
Applications Software	1.0
Paper & Related Products	1.0
Publishing-Newspapers	1.0
Consumer Products-Misc.	0.9
Medical-HMO	0.9
Oil-Field Services	0.9
Retail-Drug Store	0.9
Tobacco	0.9
Food-Retail	0.8
Transport-Rail	0.7
Agricultural Chemicals	0.6
Building & Construction Products-Misc.	0.6
Distribution/Wholesale	0.6
Finance-Mortgage Loan/Banker	0.6
Food-Wholesale/Distribution	0.6
Networking Products	0.6
Repurchase Agreements	0.6
Banks-Commercial	0.5
Cable TV	0.5
Food-Meat Products	0.5
Insurance Brokers	0.5
Metal-Aluminum	0.5
Retail-Discount	0.5
Retail-Restaurants	0.5
Telecom Equipment-Fiber Optics	0.5
Auto-Cars/Light Trucks	0.4
Brewery	0.4
Machinery-Farming	0.4
Medical-Biomedical/Gene	0.4
Office Automation & Equipment	0.4
Retail-Apparel/Shoe	0.4
Airlines	0.3
Auto/Truck Parts & Equipment-Original	0.3
Building Products-Air & Heating	0.3
Chemicals-Specialty	0.3
Commercial Services-Finance	0.3

Computer Services	0.3%
Home Decoration Products	0.3
Investment Management/Advisor Services	0.3
Non-Ferrous Metals	0.3
Non-Hazardous Waste Disposal	0.3
Office Supplies & Forms	0.3
Photo Equipment & Supplies	0.3
Pipelines	0.3
Retail-Building Products	0.3
Retail-Regional Department Stores	0.3
Semiconductors Components-Intergrated Circuits	0.3
Telecommunication Equipment	0.3
Television	0.3
Toys	0.3
Transport-Services	0.3
Web Portals/ISP	0.3
Audio/Video Products	0.2
Federal Home Loan Bank	0.2
Finance-Credit Card	0.2
Food-Confectionery	0.2
Metal-Diversified	0.2
Retail-Bedding	0.2
Savings & Loans/Thrifts	0.2
Semiconductor Equipment	0.2
Agricultural Operations	0.1
Auto-Heavy Duty Trucks	0.1
Beverages-Wine/Spirits	0.1
Broadcast Services/Program	0.1
Building-Residential/Commerical	0.1
Coal	0.1
Computers-Memory Devices	0.1
Electric Products-Misc.	0.1
Electronic Components-Misc.	0.1
Electronic Measurement Instruments	0.1
Engines-Internal Combustion	0.1
Enterprise Software/Service	0.1
Filtration/Separation Products	0.1
Forestry	0.1
Gas-Distribution	0.1
Health Care Cost Containment	0.1
Hotels/Motels	0.1
Industrial Gases	0.1
Instruments-Scientific	0.1
Machinery-Construction & Mining	0.1
Medical Instruments	0.1
Oil & Gas Drilling	0.1
Oil Refining & Marketing	0.1
Pharmacy Services	0.1
Retail-Major Department Stores	0.1
Steel-Producers	0.1
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 96.5%
Advertising Agency — 0.0%
Interpublic Group of Cos., Inc.†	5,910	$61,346
Aerospace/Defense — 1.6%
Boeing Co.	6,540	686,635
General Dynamics Corp.	35,100	2,964,897
Lockheed Martin Corp.	3,270	354,762
Northrop Grumman Corp.	5,970	465,660
Raytheon Co.	22,800	1,455,096
		5,927,050
Aerospace/Defense-Equipment — 0.0%
Goodrich Corp.	2,180	148,741
Agricultural Chemicals — 0.6%
Agrium, Inc.	34,100	1,854,358
Monsanto Co.	5,500	471,570
		2,325,928
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	15,460	511,417
Airlines — 0.3%
AMR Corp.†	20,800	463,632
Southwest Airlines Co.	33,920	502,016
		965,648
Apparel Manufacturers — 0.0%
Jones Apparel Group, Inc.	1,630	34,442
VF Corp.	920	74,290
		108,732
Appliances — 0.0%
Whirlpool Corp.	1,360	121,176
Applications Software — 1.0%
Compuware Corp.†	5,280	42,346
Microsoft Corp.	132,100	3,891,666
		3,934,012
Audio/Video Products — 0.2%
Sony Corp. ADR	15,900	764,154
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co.†	77,810	660,607
General Motors Corp.	9,840	361,128
		1,021,735
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	4,320	368,280
Auto/Truck Parts & Equipment-Original — 0.3%
Johnson Controls, Inc.	3,440	406,298
WABCO Holdings, Inc.	10,966	512,661
		918,959
Banks-Commercial — 0.5%
BB&T Corp.	9,590	387,340
First Horizon National Corp.	2,200	58,652
M&T Bank Corp.	710	73,450
Marshall & Ilsley Corp.	4,640	203,093
Regions Financial Corp.	12,240	360,835
Royal Bank of Scotland Group PLC	39,800	427,511
Synovus Financial Corp.	2,850	79,942
Zions Bancorp.	1,880	129,100
		1,719,923

Security Description	Shares	Value (Note 2)
Banks-Fiduciary — 1.3%
Northern Trust Corp.	1,970	$130,552
State Street Corp.	15,690	1,069,430
The Bank of New York Mellon Corp.	79,720	3,518,841
		4,718,823
Banks-Super Regional — 7.1%
Bank of America Corp.	170,970	8,594,662
Capital One Financial Corp.	8,800	584,584
Comerica, Inc.	2,670	136,918
Fifth Third Bancorp	40,710	1,379,255
Huntington Bancshares, Inc.	6,370	108,163
KeyCorp	6,780	219,197
National City Corp.	29,110	730,370
PNC Financial Services Group, Inc.	22,640	1,541,784
SunTrust Banks, Inc.	18,770	1,420,326
US Bancorp	124,820	4,060,395
Wachovia Corp.	69,275	3,474,141
Wells Fargo & Co.	126,730	4,514,122
		26,763,917
Beverages-Non-alcoholic — 1.1%
Coca-Cola Enterprises, Inc.	4,960	120,131
PepsiCo, Inc.	27,700	2,029,302
The Coca-Cola Co.	32,540	1,870,074
		4,019,507
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	2,900	217,239
Constellation Brands, Inc., Class A†	1,390	33,652
		250,891
Brewery — 0.4%
Anheuser-Busch Cos., Inc.	26,200	1,309,738
Molson Coors Brewing Co., Class B	1,190	118,607
		1,428,345
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc.	4,340	162,490
Building & Construction Products-Misc. — 0.6%
Masco Corp.	43,180	1,000,481
USG Corp.†	12,400	465,620
Vulcan Materials Co.	9,620	857,623
		2,323,724
Building Products-Air & Heating — 0.3%
American Standard Cos., Inc.	33,300	1,186,146
Building-Residential/Commerical — 0.1%
Centex Corp.	880	23,381
D.R. Horton, Inc.	24,100	308,721
KB Home Corp.	610	15,287
Lennar Corp., Class A	1,020	23,103
Pulte Homes, Inc.	1,480	20,143
		390,635
Cable TV — 0.5%
Comcast Corp., Class A†	76,300	1,844,934
The DIRECTV Group, Inc.†	8,720	211,722
		2,056,656
Casino Hotel — 0.0%
Harrah's Entertainment, Inc.	1,140	99,100

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Chemicals-Diversified — 1.6%
E.I. du Pont de Nemours & Co.	76,510	$3,791,836
PPG Industries, Inc.	2,860	216,073
Rohm & Haas Co.	2,390	133,051
The Dow Chemical Co.	44,220	1,904,113
		6,045,073
Chemicals-Specialty — 0.3%
Ashland, Inc.	980	59,006
Eastman Chemical Co.	1,470	98,093
Hercules, Inc.	1,030	21,651
International Flavors & Fragrances, Inc.	20,200	1,067,772
		1,246,522
Coal — 0.1%
CONSOL Energy, Inc.	1,780	82,948
Peabody Energy Corp.	3,140	150,312
		233,260
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	610	40,083
Commercial Services — 0.0%
Convergys Corp.†	900	15,624
Commercial Services-Finance — 0.3%
Equifax, Inc.	1,020	38,882
H&R Block, Inc.	42,500	900,150
Western Union Co.	7,120	149,307
		1,088,339
Computer Services — 0.3%
Computer Sciences Corp.†	13,820	772,538
Electronic Data Systems Corp.	8,850	193,284
Unisys Corp.†	6,090	40,316
		1,006,138
Computers — 1.9%
Apple, Inc.†	7,260	1,114,700
Dell, Inc.†	41,500	1,145,400
Hewlett-Packard Co.	74,730	3,720,807
Sun Microsystems, Inc.†	248,170	1,392,234
		7,373,141
Computers-Integrated Systems — 0.0%
NCR Corp.†	1,540	76,692
Computers-Memory Devices — 0.1%
EMC Corp.†	22,980	477,984
Consumer Products-Misc. — 0.9%
Fortune Brands, Inc.	13,450	1,096,040
Kimberly-Clark Corp.	31,060	2,182,276
		3,278,316
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	1,820	52,980
Sealed Air Corp.	1,410	36,040
		89,020
Cosmetics & Toiletries — 1.3%
Avon Products, Inc.	25,100	942,003
Colgate-Palmolive Co.	37,200	2,653,104
Procter & Gamble Co.	18,100	1,273,154
		4,868,261

Security Description	Shares	Value (Note 2)
Cruise Lines — 0.0%
Carnival Corp.	2,810	$136,088
Distribution/Wholesale — 0.6%
Genuine Parts Co.	16,660	833,000
Ingram Micro, Inc., Class A†	64,800	1,270,728
WW Grainger, Inc.	800	72,952
		2,176,680
Diversified Manufacturing Operations — 5.8%
3M Co.	24,630	2,304,875
Cooper Industries, Ltd. Class A	13,520	690,737
Dover Corp.	2,390	121,771
Eaton Corp.	2,530	250,571
General Electric Co.	327,720	13,567,608
Honeywell International, Inc.	30,810	1,832,271
Illinois Tool Works, Inc.	22,650	1,350,846
Ingersoll-Rand Co., Ltd., Class A	16,280	886,772
Leggett & Platt, Inc.	3,040	58,246
Parker Hannifin Corp.	2,020	225,897
Textron, Inc.	4,340	269,991
Tyco International, Ltd.	8,642	383,186
		21,942,771
E-Commerce/Services — 0.0%
IAC/InterActive Corp.†	3,320	98,505
Monster Worldwide, Inc.†	1,290	43,937
		142,442
Electric Products-Misc. — 0.1%
Emerson Electric Co.	9,090	483,770
Molex, Inc.	1,580	42,549
		526,319
Electric-Integrated — 5.5%
Allegheny Energy, Inc.†	2,200	114,972
Ameren Corp.	7,220	379,050
American Electric Power Co., Inc.	6,950	320,256
CenterPoint Energy, Inc.	5,590	89,608
CMS Energy Corp.	3,910	65,766
Consolidated Edison, Inc.	4,720	218,536
Constellation Energy Group, Inc.	1,390	119,248
Dominion Resources, Inc.	5,060	426,558
DTE Energy Co.	2,970	143,867
Duke Energy Corp.	60,960	1,139,342
Edison International	2,730	151,379
Entergy Corp.	26,300	2,848,027
Exelon Corp.	30,380	2,289,437
FirstEnergy Corp.	18,000	1,140,120
FPL Group, Inc.	54,970	3,346,574
Integrys Energy Group, Inc.	1,330	68,136
NiSource, Inc.	57,570	1,101,890
PG&E Corp.	6,150	293,970
Pinnacle West Capital Corp.	14,250	563,017
PPL Corp.	6,660	308,358
Progress Energy, Inc.	21,810	1,021,798
Public Service Enterprise Group, Inc.	4,420	388,916
SCANA Corp.	24,400	945,256
Southern Co.	47,550	1,725,114
TECO Energy, Inc.	17,970	295,247
TXU Corp.	8,020	549,129

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electric-Integrated (continued)
Xcel Energy, Inc.	40,510	$872,585
		20,926,156
Electronic Components-Misc. — 0.1%
Solectron Corp.†	15,900	62,010
Tyco Electronics, Ltd.	6,480	229,586
		291,596
Electronic Components-Semiconductors — 1.4%
Advanced Micro Devices, Inc.†	9,560	126,192
Altera Corp.	2,790	67,183
Broadcom Corp., Class A†	3,990	145,396
Intel Corp.	159,660	4,128,807
LSI Logic Corp.†	8,100	60,102
MEMC Electronic Materials, Inc.†	1,560	91,822
Microchip Technology, Inc.	1,740	63,197
Micron Technology, Inc.†	13,160	146,076
Texas Instruments, Inc.	14,910	545,557
Xilinx, Inc.	2,780	72,669
		5,447,001
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	5,100	188,088
Tektronix, Inc.	850	23,579
		211,667
Engineering/R&D Services — 0.0%
Fluor Corp.	1,020	146,860
Engines-Internal Combustion — 0.1%
Cummins, Inc.	1,800	230,202
Enterprise Software/Service — 0.1%
BMC Software, Inc.†	2,140	66,832
CA, Inc.	5,210	134,001
Novell, Inc.†	6,090	46,528
		247,361
Filtration/Separation Products — 0.1%
Pall Corp.	6,270	243,903
Finance-Commercial — 0.0%
CIT Group, Inc.	3,310	133,062
Finance-Credit Card — 0.2%
Discover Financial Services	43,202	898,602
Finance-Investment Banker/Broker — 6.6%
Citigroup, Inc.	177,326	8,275,805
E*TRADE Financial Corp.†	3,630	47,408
JPMorgan Chase & Co.	172,462	7,902,209
Lehman Brothers Holdings, Inc.	6,000	370,380
Merrill Lynch & Co., Inc.	20,090	1,432,015
Morgan Stanley	18,300	1,152,900
The Bear Stearns Cos., Inc.	2,010	246,848
The Charles Schwab Corp.	66,590	1,438,344
The Goldman Sachs Group, Inc.	12,460	2,700,580
UBS AG	27,500	1,464,375
		25,030,864
Finance-Mortgage Loan/Banker — 0.6%
Countrywide Financial Corp.	26,700	507,567
Fannie Mae	26,930	1,637,613

Security Description	Shares	Value (Note 2)
Finance-Mortgage Loan/Banker (continued)
Freddie Mac	4,520	$266,725
		2,411,905
Financial Guarantee Insurance — 0.0%
MBIA, Inc.	890	54,334
MGIC Investment Corp.	560	18,094
		72,428
Food-Confectionery — 0.2%
The Hershey Co.	12,600	584,766
Food-Dairy Products — 0.0%
Dean Foods Co.	970	24,813
Food-Meat Products — 0.5%
Tyson Foods, Inc., Class A	110,390	1,970,462
Food-Misc. — 1.9%
Campbell Soup Co.	11,200	414,400
ConAgra Foods, Inc.	55,110	1,440,025
General Mills, Inc.	20,920	1,213,569
H.J. Heinz Co.	5,560	256,872
Kellogg Co.	22,500	1,260,000
Kraft Foods, Inc., Class A	50,920	1,757,249
McCormick & Co., Inc.	13,300	478,401
Sara Lee Corp.	12,600	210,294
		7,030,810
Food-Retail — 0.8%
Safeway, Inc.	44,530	1,474,388
The Kroger Co.	53,900	1,537,228
Whole Foods Market, Inc.	1,040	50,919
		3,062,535
Food-Wholesale/Distribution — 0.6%
SUPERVALU, Inc.	47,650	1,858,826
Sysco Corp.	11,200	398,608
		2,257,434
Forestry — 0.1%
Plum Creek Timber Co., Inc.	3,040	136,070
Weyerhaeuser Co.	3,750	271,125
		407,195
Gas-Distribution — 0.1%
Nicor, Inc.	790	33,891
Sempra Energy	4,600	267,352
		301,243
Health Care Cost Containment — 0.1%
McKesson Corp.	5,140	302,181
Home Decoration Products — 0.3%
Newell Rubbermaid, Inc.	43,710	1,259,722
Hotels/Motels — 0.1%
Hilton Hotels Corp.	2,790	129,707
Marriott International, Inc., Class A	2,390	103,893
Starwood Hotels & Resorts Worldwide, Inc.	2,010	122,108
Wyndham Worldwide Corp.	3,110	101,884
		457,592
Human Resources — 0.0%
Robert Half International, Inc.	1,570	46,880

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Independent Power Producer — 0.0%
Dynegy, Inc., Class A†	8,620	$79,649
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,650	114,692
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	3,760	367,578
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	2,110	61,633
Thermo Fisher Scientific, Inc.†	4,000	230,880
		292,513
Insurance Brokers — 0.5%
AON Corp.	5,090	228,083
Marsh & McLennan Cos., Inc.	70,020	1,785,510
		2,013,593
Insurance-Life/Health — 1.3%
AFLAC, Inc.	2,810	160,282
CIGNA Corp.	2,220	118,304
Genworth Financial, Inc., Class A	21,690	666,534
Lincoln National Corp.	24,386	1,608,744
Principal Financial Group	12,580	793,672
Prudential Financial, Inc.	7,980	778,688
Torchmark Corp.	640	39,885
UnumProvident Corp.	30,680	750,740
		4,916,849
Insurance-Multi-line — 1.8%
ACE, Ltd.	45,920	2,781,374
Allstate Corp.	39,770	2,274,446
Assurant, Inc.	1,680	89,880
Cincinnati Financial Corp.	3,000	129,930
Hartford Financial Services Group, Inc.	5,520	510,876
Loews Corp.	7,730	373,746
MetLife, Inc.	7,360	513,213
XL Capital, Ltd., Class A	3,160	250,272
		6,923,737
Insurance-Property/Casualty — 1.3%
Chubb Corp.	52,550	2,818,782
Progressive Corp.	24,900	483,309
SAFECO Corp.	1,820	111,420
The Travelers Cos., Inc.	29,964	1,508,388
		4,921,899
Internet Security — 0.0%
VeriSign, Inc.†	2,130	71,866
Investment Companies — 0.0%
American Capital Strategies, Ltd.	1,570	67,086
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	1,600	100,976
Franklin Resources, Inc.	1,280	163,200
Janus Capital Group, Inc.	1,870	52,884
Legg Mason, Inc.	8,340	702,979
T. Rowe Price Group, Inc.	2,170	120,847
		1,140,886
Leisure Products — 0.0%
Brunswick Corp.	1,550	35,433

Security Description	Shares	Value (Note 2)
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	5,000	$392,150
Terex Corp.†	940	83,679
		475,829
Machinery-Farming — 0.4%
Deere & Co.	10,920	1,620,746
Medical Instruments — 0.1%
Boston Scientific Corp.†	22,300	311,085
Medical Products — 1.2%
Baxter International, Inc.	48,800	2,746,464
Covidien, Ltd.†	3,450	143,175
Johnson & Johnson	22,700	1,491,390
		4,381,029
Medical-Biomedical/Gene — 0.4%
Amgen, Inc.†	20,400	1,154,028
Biogen Idec, Inc.†	2,350	155,876
		1,309,904
Medical-Drugs — 4.7%
Abbott Laboratories	52,320	2,805,398
Bristol-Myers Squibb Co.	90,300	2,602,446
Eli Lilly & Co.	38,920	2,215,716
King Pharmaceuticals, Inc.†	1,410	16,525
Merck & Co., Inc.	75,750	3,915,518
Pfizer, Inc.	110,110	2,689,987
Schering-Plough Corp.	16,610	525,374
Wyeth	65,100	2,900,205
		17,671,169
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc.†	840	27,216
Medical-HMO — 0.9%
Aetna, Inc.	33,390	1,812,075
WellPoint, Inc.†	19,200	1,515,264
		3,327,339
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	8,240	27,686
Medical-Nursing Homes — 0.0%
Manor Care, Inc.	430	27,692
Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	3,140	142,336
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp.	1,050	155,379
Metal-Aluminum — 0.5%
Alcoa, Inc.	50,870	1,990,034
Metal-Diversified — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	6,630	695,421
Multimedia — 2.1%
Meredith Corp.	300	17,190
News Corp., Class A	26,570	584,274
The E.W. Scripps Co., Class A	660	27,720
The McGraw-Hill Cos., Inc.	11,400	580,374
The Walt Disney Co.	51,370	1,766,614
Time Warner, Inc.	213,160	3,913,618
Viacom, Inc., Class B†	24,030	936,449
		7,826,239

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Networking Products — 0.6%
Cisco Systems, Inc.†	59,700	$1,976,667
Juniper Networks, Inc.†	5,450	199,524
		2,176,191
Non-Ferrous Metals — 0.3%
Cameco Corp.	21,900	1,012,656
Non-Hazardous Waste Disposal — 0.3%
Allied Waste Industries, Inc.†	5,020	64,005
Waste Management, Inc.	27,620	1,042,379
		1,106,384
Office Automation & Equipment — 0.4%
Pitney Bowes, Inc.	29,900	1,358,058
Xerox Corp.†	16,270	282,122
		1,640,180
Office Supplies & Forms — 0.3%
Avery Dennison Corp.	16,310	929,996
Oil & Gas Drilling — 0.1%
ENSCO International, Inc.	1,190	66,759
Rowan Cos., Inc.	1,930	70,599
Transocean, Inc.†	2,760	312,018
		449,376
Oil Companies-Exploration & Production — 1.5%
Anadarko Petroleum Corp.	18,600	999,750
Murphy Oil Corp.	17,300	1,209,097
Newfield Exploration Co.†	43,000	2,070,880
XTO Energy, Inc.	21,800	1,348,112
		5,627,839
Oil Companies-Integrated — 7.9%
BP PLC ADR	14,704	1,019,722
Chevron Corp.	75,158	7,033,286
ConocoPhillips	50,900	4,467,493
Exxon Mobil Corp.	98,312	9,099,759
Hess Corp.	24,710	1,643,956
Marathon Oil Corp.	11,840	675,117
Occidental Petroleum Corp.	51,010	3,268,721
Royal Dutch Shell PLC ADR	25,800	2,120,244
Statoil ASA	1,700	57,941
Statoil ASA ADR	16,800	569,856
		29,956,095
Oil Refining & Marketing — 0.1%
Sunoco, Inc.	880	62,286
Tesoro Corp.	1,330	61,207
Valero Energy Corp.	3,940	264,689
		388,182
Oil-Field Services — 0.9%
Baker Hughes, Inc.	2,390	215,984
BJ Services Co.	20,400	541,620
Halliburton Co.	6,820	261,888
Schlumberger, Ltd.	21,690	2,277,450
Weatherford International, Ltd.†	2,290	153,842
		3,450,784
Optical Supplies — 0.0%
Bausch & Lomb, Inc.	970	62,080

Security Description	Shares	Value (Note 2)
Paper & Related Products — 1.0%
International Paper Co.	58,658	$2,104,062
MeadWestvaco Corp.	26,100	770,733
Smurfit-Stone Container Corp.†	66,800	780,224
Temple-Inland, Inc.	1,850	97,366
		3,752,385
Pharmacy Services — 0.1%
Medco Health Solutions, Inc.†	4,700	424,833
Photo Equipment & Supplies — 0.3%
Eastman Kodak Co.	37,890	1,013,936
Pipelines — 0.3%
El Paso Corp.	12,180	206,695
Spectra Energy Corp.	28,865	706,615
Williams Cos., Inc.	7,090	241,485
		1,154,795
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	3,860	141,122
Publishing-Newspapers — 1.0%
Dow Jones & Co., Inc.	20,240	1,208,328
Gannett Co., Inc.	26,160	1,143,192
The New York Times Co., Class A	44,110	871,613
Tribune Co.	21,124	577,108
		3,800,241
Real Estate Investment Trusts — 1.2%
Apartment Investment & Management Co., Class A	1,690	76,270
Archstone-Smith Trust	3,880	233,343
AvalonBay Communities, Inc.	930	109,796
Boston Properties, Inc.	2,080	216,112
Developers Diversified Realty Corp.	2,170	121,238
Equity Residential	4,830	204,599
General Growth Properties, Inc.	2,570	137,803
Host Marriott Corp.	101,771	2,283,741
Kimco Realty Corp.	2,940	132,917
ProLogis	4,460	295,921
Public Storage, Inc.	1,300	102,245
Simon Property Group, Inc.	3,880	388,000
Vornado Realty Trust	1,420	155,277
		4,457,262
Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	1,410	39,254
Retail-Apparel/Shoe — 0.4%
Limited Brands, Inc.	5,540	126,811
Nordstrom, Inc.	1,310	61,426
The Gap, Inc.	74,890	1,380,971
		1,569,208
Retail-Automobile — 0.0%
AutoNation, Inc.†	2,640	46,781
Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	25,100	856,412
Retail-Building Products — 0.3%
Home Depot, Inc.	30,600	992,664
Retail-Consumer Electronics — 0.0%
Circuit City Stores, Inc.	2,940	23,255

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Discount — 0.5%
Big Lots, Inc.†	1,010	$30,138
Costco Wholesale Corp.	7,610	467,026
Family Dollar Stores, Inc.	1,040	27,622
Target Corp.	4,710	299,415
Wal-Mart Stores, Inc.	25,200	1,099,980
		1,924,181
Retail-Drug Store — 0.9%
CVS Caremark Corp.	86,370	3,422,843
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	3,850	243,975
Sears Holdings Corp.†	1,310	166,632
		410,607
Retail-Office Supplies — 0.0%
Office Depot, Inc.†	2,190	45,158
OfficeMax, Inc.	1,320	45,236
		90,394
Retail-Regional Department Stores — 0.3%
Dillard's, Inc., Class A	1,060	23,140
Macy's, Inc.	34,140	1,103,405
		1,126,545
Retail-Restaurants — 0.5%
McDonald's Corp.	35,920	1,956,562
Wendy's International, Inc.	760	26,532
		1,983,094
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	3,660	111,301
Savings & Loans/Thrifts — 0.2%
Hudson City Bancorp, Inc.	3,700	56,906
Sovereign Bancorp, Inc.	4,070	69,353
Washington Mutual, Inc.	15,230	537,771
		664,030
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	30,570	632,799
Novellus Systems, Inc.†	1,230	33,530
Teradyne, Inc.†	3,300	45,540
		711,869
Semiconductors Components-Intergrated Circuits — 0.3%
Analog Devices, Inc.	30,040	1,086,246
Linear Technology Corp.	1,510	52,835
		1,139,081
Steel-Producer — 0.1%
United States Steel Corp.	2,050	217,177
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	1,220	134,139
Telecom Equipment-Fiber Optics — 0.5%
Ciena Corp.†	1,140	43,411
Corning, Inc.	76,790	1,892,874
JDS Uniphase Corp.†	2,770	41,439
		1,977,724
Telecom Services — 0.0%
Embarq Corp.	2,660	147,896

Security Description	Shares	Value (Note 2)
Telecommunication Equipment — 0.3%
Alcatel-Lucent ADR	38,200	$388,876
Arris Group, Inc.†	55,200	681,720
Avaya, Inc.†	6,350	107,696
Tellabs, Inc.†	7,630	72,638
		1,250,930
Telephone-Integrated — 6.1%
ALLTEL Corp.	16,290	1,135,087
AT&T, Inc.	296,088	12,527,483
CenturyTel, Inc.	1,950	90,129
Citizens Communications Co.	5,920	84,774
Qwest Communications International, Inc.†	146,280	1,339,925
Sprint Nextel Corp.	101,610	1,930,590
Verizon Communications, Inc.	135,222	5,987,630
Windstream Corp.	13,430	189,632
		23,285,250
Television — 0.3%
CBS Corp., Class B	39,920	1,257,480
Tobacco — 0.9%
Altria Group, Inc.	40,200	2,795,106
Reynolds American, Inc.	2,980	189,498
UST, Inc.	11,150	553,040
		3,537,644
Tools-Hand Held — 0.0%
Snap-on, Inc.	1,010	50,035
Stanley Works	1,430	80,266
		130,301
Toys — 0.3%
Hasbro, Inc.	2,790	77,785
Mattel, Inc.	40,780	956,699
		1,034,484
Transport-Rail — 0.7%
Burlington Northern Santa Fe Corp.	2,980	241,886
CSX Corp.	7,630	326,030
Norfolk Southern Corp.	4,390	227,885
Union Pacific Corp.	16,330	1,846,270
		2,642,071
Transport-Services — 0.3%
FedEx Corp.	1,940	203,215
Ryder System, Inc.	1,050	51,450
United Parcel Service, Inc., Class B	11,890	892,939
		1,147,604
Web Portals/ISP — 0.3%
Yahoo!, Inc.†	39,600	1,062,864
Wireless Equipment — 1.1%
Motorola, Inc.	77,050	1,427,736
Nokia Oyj ADR	75,300	2,856,129
		4,283,865
Total Common Stock (cost $310,658,541)		366,757,498

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE TRADED FUNDS — 1.1%
Finance-Investment Banker/Broker — 1.1%
iShares S&P 500 Value Index Fund (cost $4,071,571)	51,400	$4,187,044
CORPORATE BONDS & NOTES — 0.1%
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 4.25% due 12/15/36 (cost $133,000)	$133,000	155,444
Total Long-Term Investment Securities (cost $314,863,112)		371,099,986
SHORT-TERM INVESTMENT SECURITIES — 1.7%
Registered Investment Companies — 1.5%
T Rowe Price Reserve Investment Fund	5,776,723	5,776,723
U.S. Government Agencies — 0.2%
Federal Home Loan Bank Cons. Disc. Notes 4.00% due 10/01/07	600,000	600,000
U.S. Government Treasuries — 0.0%
United States Treasury Bills 3.85% due 12/13/07(2)	55,000	54,594
Total Short-Term Investment Securities (cost $6,431,293)		6,431,317

Security Description	Shares/ Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.6%
UBS Securities, LLC Joint Repurchase Agreement(1)	$2,235,000	$2,235,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.15%, dated 09/28/07, to be repurchased 10/01/07 in the amount of $177,046 and collateralized by $190,000 of United States Treasury Bonds, bearing interest at 4.50%, due 02/15/36 and having an approximate value of $181,925	177,000	177,000
Total Repurchase Agreements (cost $2,412,000)		2,412,000
TOTAL INVESTMENTS (cost $323,706,405)(3)	100.0%	379,943,303
Other assets less liabilities	0.0	90,175
NET ASSETS	100.0%	$380,033,478

†  Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreements.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of September 30, 2007	Unrealized Appreciation (Depreciation)
4	Long	S&P BARRA Value Index	December 2007	$795,120	$814,800	$19,680

See Notes to Financials Statements

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited)

Industry Allocation*
Electronic Components-Semiconductors	4.0%
Data Processing/Management	2.8
Electronic Measurement Instruments	2.7
Medical Instruments	2.3
Medical-Drugs	2.1
Applications Software	1.9
Entertainment Software	1.7
Medical-Biomedical/Gene	1.7
Oil Companies-Exploration & Production	1.7
Retail-Apparel/Shoe	1.7
Oil-Field Services	1.6
Index Fund	1.5
Computer Services	1.4
Engineering/R&D Services	1.4
Oil & Gas Drilling	1.4
Oil Field Machinery & Equipment	1.4
Advertising Sales	1.3
Energy-Alternate Sources	1.3
Medical-HMO	1.3
Repurchase Agreements	1.3
Semiconductors Components-Intergrated Circuits	1.3
Aerospace/Defense	1.2
E-Commerce/Services	1.2
Finance-Other Services	1.2
Investment Management/Advisor Services	1.2
Retail-Discount	1.2
Retail-Restaurants	1.2
Commercial Services	1.1
Retail-Sporting Goods	1.1
Apparel Manufacturers	1.0
Coal	1.0
Internet Security	0.9
X-Ray Equipment	0.9
Chemicals-Specialty	0.8
Commercial Services-Finance	0.8
Finance-Investment Banker/Broker	0.8
Hotels/Motels	0.8
Internet Infrastructure Software	0.8
Machinery-Pumps	0.8
Medical Information Systems	0.8
Pharmacy Services	0.8
Wireless Equipment	0.8
Cellular Telecom	0.7
Computers-Memory Devices	0.7
Diversified Manufacturing Operations	0.7
Footwear & Related Apparel	0.7
Therapeutics	0.7
Transport-Services	0.7
Banks-Commercial	0.6
Casino Hotels	0.6
Containers-Metal/Glass	0.6
Enterprise Software/Service	0.6
Filtration/Separation Products	0.6
Food-Confectionery	0.6
Non-Hazardous Waste Disposal	0.6
Real Estate Investment Trusts	0.6
Retail-Computer Equipment	0.6
Schools	0.6
Telecommunication Equipment	0.6
Banks-Fiduciary	0.5

Casino Services	0.5%
Cosmetics & Toiletries	0.5
Distribution/Wholesale	0.5
Electric-Integrated	0.5
Human Resources	0.5
Medical Labs & Testing Services	0.5
Medical Products	0.5
Metal Processors & Fabrication	0.5
Motion Pictures & Services	0.5
Patient Monitoring Equipment	0.5
Pipelines	0.5
Semiconductor Equipment	0.5
Telecom Services	0.5
Web Hosting/Design	0.5
Airlines	0.4
Beverages-Non-alcoholic	0.4
Computer Aided Design	0.4
Computers-Integrated Systems	0.4
Drug Delivery Systems	0.4
Food-Misc.	0.4
Food-Retail	0.4
Independent Power Producers	0.4
Machine Tools & Related Products	0.4
Multimedia	0.4
Networking Products	0.4
Non-Ferrous Metals	0.4
Soap & Cleaning Preparation	0.4
Steel-Producers	0.4
Transactional Software	0.4
Advertising Agencies	0.3
Aerospace/Defense-Equipment	0.3
Cable TV	0.3
Chemicals-Other	0.3
Dental Supplies & Equipment	0.3
Disposable Medical Products	0.3
Electric-Generation	0.3
Electronic Components-Misc.	0.3
Federal Home Loan Bank	0.3
Gambling (Non-Hotel)	0.3
Instruments-Scientific	0.3
Insurance Brokers	0.3
Insurance-Life/Health	0.3
Insurance-Multi-line	0.3
Insurance-Property/Casualty	0.3
Machinery-Construction & Mining	0.3
Motorcycle/Motor Scooter	0.3
Oil Refining & Marketing	0.3
Physical Therapy/Rehabilation Centers	0.3
Printing-Commercial	0.3
Respiratory Products	0.3
Retail-Auto Parts	0.3
Retail-Bedding	0.3
Retail-Jewelry	0.3
Retail-Regional Department Stores	0.3
Advertising Services	0.2
Auction Houses/Art Dealers	0.2
Auto/Truck Parts & Equipment-Original	0.2
Beverages-Wine/Spirits	0.2
Building Products-Light Fixtures	0.2
Building-Residential/Commerical	0.2

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited) (continued)

Coatings/Paint	0.2%
Consulting Services	0.2
Consumer Products-Misc.	0.2
Diagnostic Equipment	0.2
Dialysis Centers	0.2
Electric Products-Misc.	0.2
Electronic Design Automation	0.2
Engines-Internal Combustion	0.2
Financial Guarantee Insurance	0.2
Hazardous Waste Disposal	0.2
Industrial Gases	0.2
Machinery-General Industrial	0.2
Retail-Major Department Stores	0.2
Retail-Office Supplies	0.2
Telephone-Integrated	0.2
Toys	0.2
Transport-Truck	0.2
Appliances	0.1
Audio/Video Products	0.1
Auto-Heavy Duty Trucks	0.1
Batteries/Battery Systems	0.1
Broadcast Services/Program	0.1
Building & Construction Products-Misc.	0.1
Building Products-Air & Heating	0.1
Building Products-Cement	0.1
Building-MobileHome/Manufactured Housing	0.1
Chemicals-Diversified	0.1
Computers-Periphery Equipment	0.1
Containers-Paper/Plastic	0.1
Cruise Lines	0.1
Decision Support Software	0.1
Diagnostic Kits	0.1
E-Marketing/Info	0.1
Electronic Connectors	0.1
Electronic Parts Distribution	0.1
Electronics-Military	0.1
Home Decoration Products	0.1
Identification Systems	0.1
Industrial Audio & Video Products	0.1
Industrial Automated/Robotic	0.1
Insurance-Reinsurance	0.1
Internet Content-Information/News	0.1
Lasers-System/Components	0.1
Leisure Products	0.1
Linen Supply & Related Items	0.1
Machinery-Print Trade	0.1
Medical-Generic Drugs	0.1
Medical-Nursing Homes	0.1
Medical-Outpatient/Home Medical	0.1
Mining	0.1
Office Automation & Equipment	0.1
Office Furnishings-Original	0.1
Office Supplies & Forms	0.1
Physicians Practice Management	0.1
Publishing-Newspapers	0.1
Racetracks	0.1
Radio	0.1
Real Estate Management/Services	0.1
Real Estate Operations & Development	0.1
Rental Auto/Equipment	0.1

Retail-Automobile	0.1%
Retail-Gardening Products	0.1
Retail-Mail Order	0.1
Retail-Pet Food & Supplies	0.1
Rubber-Tires	0.1
Savings & Loans/Thrifts	0.1
Steel-Specialty	0.1
Telecom Equipment-Fiber Optics	0.1
Tobacco	0.1
Tools-Hand Held	0.1
Transport-Marine	0.1
Transport-Rail	0.1
U.S. Government Treasuries	0.1
Vitamins & Nutrition Products	0.1
Water Treatment Systems	0.1
Web Portals/ISP	0.1
Wire & Cable Products	0.1
100.6%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 97.4%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.†	6,146	$63,795
Omnicom Group, Inc.	9,500	456,855
		520,650
Advertising Sales — 1.3%
Clear Channel Outdoor Holdings, Inc., Class A†	12,045	307,148
Focus Media Holding, Ltd. ADR†	23,700	1,375,074
Lamar Advertising Co., Class A	13,557	663,886
		2,346,108
Advertising Services — 0.2%
Getty Images, Inc.†	2,515	70,018
WPP Group PLC ADR	4,201	283,567
		353,585
Aerospace/Defense — 1.2%
Empressa Brasileira de Aeronautica SA ADR	4,400	193,248
Rockwell Collins, Inc.	18,155	1,326,041
Spirit Aerosystems Holdings, Inc., Class A†	17,426	678,569
		2,197,858
Aerospace/Defense-Equipment — 0.3%
Alliant Techsystems, Inc.	3,006	328,556
BE Aerospace, Inc.†	1,958	81,316
DRS Technologies, Inc.	48	2,646
Goodrich Corp.	2,659	181,423
		593,941
Airlines — 0.4%
AMR Corp.†	5,111	113,924
Continental Airlines, Inc., Class B†	2,063	68,141
Copa Holdings SA Class A	369	14,778
Delta Air Lines, Inc.†	5,098	91,509
Northwest Airlines Corp.†	3,707	65,985
Skywest, Inc.	4,900	123,333
Southwest Airlines Co.	18,083	267,628
UAL Corp.†	1,456	67,748
		813,046
Apparel Manufacturers — 1.0%
Coach, Inc.†	30,884	1,459,886
Guess?, Inc.	1,155	56,629
Hanesbrands, Inc.	2,048	57,467
Liz Claiborne, Inc.	151	5,184
Phillips-Van Heusen	1,189	62,399
Polo Ralph Lauren Corp.	1,301	101,153
		1,742,718
Appliances — 0.1%
Whirlpool Corp.	1,200	106,920
Applications Software — 1.9%
American Reprographics Co.†	9,700	181,584
Citrix Systems, Inc.†	9,136	368,364
Compuware Corp.†	5,188	41,608
Intuit, Inc.†	16,454	498,556
Red Hat, Inc.†	53,104	1,055,176
Salesforce.com, Inc.†	21,517	1,104,252

Security Description	Shares	Value (Note 2)
Applications Software (continued)
Satyam Computer Services, Ltd. ADR	11,000	$284,790
		3,534,330
Auction House/Art Dealer — 0.2%
Ritchie Bros. Auctioneers, Inc	5,200	338,520
Audio/Video Products — 0.1%
Harman International Industries, Inc.	1,384	119,744
Auto-Heavy Duty Trucks — 0.1%
Oshkosh Truck Corp., Class B	1,573	97,479
Auto/Truck Parts & Equipment-Original — 0.2%
Autoliv, Inc.	1,001	59,810
BorgWarner, Inc.	258	23,615
WABCO Holdings, Inc.	5,678	265,446
		348,871
Banks-Commercial — 0.6%
Bank of Hawaii Corp.	355	18,762
City National Corp.	1,000	69,510
Commerce Bancorp, Inc.	1,167	45,256
East West Bancorp, Inc.	3,000	107,880
First Horizon National Corp.	2,900	77,314
Julius Baer Holding AG	6,146	459,531
SVB Financial Group†	2,300	108,928
Synovus Financial Corp.	5,621	157,669
UCBH Holdings, Inc.	4,400	76,912
		1,121,762
Banks-Fiduciary — 0.5%
Northern Trust Corp.	11,853	785,498
State Street Corp.	1,292	88,063
		873,561
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	861	95,442
Beverages-Non-alcoholic — 0.4%
Hansen Natural Corp.	12,648	716,888
Pepsi Bottling Group, Inc.	751	27,915
		744,803
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	4,464	334,398
Broadcast Services/Program — 0.1%
Discovery Holding Co., Class A†	3,287	94,830
Liberty Global, Inc.†	4,151	170,274
		265,104
Building & Construction Products-Misc. — 0.1%
Masco Corp.	465	10,774
Vulcan Materials Co.	2,024	180,440
		191,214
Building Products-Air & Heating — 0.1%
American Standard Cos., Inc.	3,835	136,603
Lennox International, Inc.	168	5,678
		142,281
Building Products-Cement — 0.1%
Eagle Materials, Inc.	1,018	36,383
Florida Rock Industries, Inc.	1,016	63,490
Martin Marietta Materials, Inc.	905	120,863
		220,736

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Building Products-Light Fixtures — 0.2%
Genlyte Group, Inc.†	5,600	$359,856
Building-MobileHome/Manufactured Housing — 0.1%
Thor Industries, Inc.	3,170	142,618
Winnebago Industries, Inc.	3,300	78,804
		221,422
Building-Residential/Commerical — 0.2%
Centex Corp.	2,430	64,565
KB Home Corp.	2,200	55,132
Lennar Corp., Class A	4,200	95,130
Meritage Homes Corp.†	1,400	19,768
NVR, Inc.	41	19,280
Pulte Homes, Inc.	4,401	59,898
Toll Brothers, Inc.	3,400	67,966
		381,739
Cable TV — 0.3%
Cablevision Systems Corp., Class A†	5,646	197,271
EchoStar Communications Corp., Class A†	4,423	207,041
Shaw Communications, Inc., Class B	6,600	163,944
		568,256
Casino Hotels — 0.6%
Boyd Gaming Corp.	3,395	145,476
Harrah's Entertainment, Inc.	2,276	197,853
Melco PBL Entertainment Macau, Ltd. ADR†	5,100	84,150
Station Casinos, Inc.	546	47,764
Wynn Resorts, Ltd.	4,081	643,002
		1,118,245
Casino Services — 0.5%
International Game Technology	16,762	722,442
Scientific Games Corp., Class A	1,378	51,813
Shuffle Master, Inc.†	5,575	83,346
		857,601
Cellular Telecom — 0.7%
Leap Wireless International, Inc.†	6,383	519,385
MetroPCS Communications, Inc.†	5,922	161,552
NII Holdings, Inc.†	7,475	614,071
US Cellular Corp.†	120	11,784
		1,306,792
Chemicals-Diversified — 0.1%
Celanese Corp., Class A	1,839	71,684
Rohm & Haas Co.	1,751	97,478
		169,162
Chemicals-Other — 0.3%
Kingboard Chemical Holdings, Ltd.	99,000	629,109
Chemicals-Specialty — 0.8%
Albemarle Corp.	1,695	74,919
Cabot Corp.	985	34,997
Chemtura Corp.	323	2,872
Ecolab, Inc.	9,513	449,014
Hercules, Inc.	27,500	578,050
International Flavors & Fragrances, Inc.	1,413	74,691
Lubrizol Corp.	385	25,048

Security Description	Shares	Value (Note 2)
Chemicals-Specialty (continued)
Mosaic Co.†	1,410	$75,463
Sigma-Aldrich Corp.	3,042	148,267
		1,463,321
Coal — 1.0%
Arch Coal, Inc.	3,030	102,232
CONSOL Energy, Inc.	23,168	1,079,629
Foundation Coal Holdings, Inc.	7,560	296,352
Massey Energy Co.	1,723	37,596
Peabody Energy Corp.	5,629	269,460
		1,785,269
Coatings/Paint — 0.2%
RPM International, Inc.	2,209	52,905
The Sherwin-Williams Co.	2,359	155,010
Valspar Corp.	4,457	121,275
		329,190
Commercial Services — 1.1%
Alliance Data Systems Corp.	1,672	129,480
ChoicePoint, Inc.	4,748	180,044
Iron Mountain, Inc.†	38,297	1,167,293
Quanta Services, Inc.†	16,094	425,686
Weight Watchers International, Inc.	752	43,285
		1,945,788
Commercial Services-Finance — 0.8%
Dollar Financial Corp.†	15,300	436,509
Equifax, Inc.	6,490	247,399
H&R Block, Inc.	11,160	236,369
Moody's Corp.	7,500	378,000
Western Union Co.	5,700	119,529
		1,417,806
Communications Software — 0.0%
Avid Technology, Inc.†	1,600	43,328
Computer Aided Design — 0.4%
Autodesk, Inc.†	14,202	709,674
Computer Services — 1.4%
Affiliated Computer Services, Inc., Class A†	822	41,297
Ceridian Corp.	2,751	95,570
Cognizant Technology Solutions Corp., Class A†	21,090	1,682,349
DST Systems, Inc.	2,647	227,139
Electronic Data Systems Corp.	6,270	136,937
FactSet Research Systems, Inc.	3,762	257,885
Perot Systems Corp., Class A†	8,200	138,662
		2,579,839
Computers-Integrated Systems — 0.4%
Brocade Communications Systems, Inc.†	8,512	72,863
Diebold, Inc.	12,498	567,659
Jack Henry & Assoc., Inc.	4,200	108,612
NCR Corp.†	478	23,805
Riverbed Technology, Inc.†	416	16,802
		789,741
Computers-Memory Devices — 0.7%
Network Appliance, Inc.†	21,283	572,725
SanDisk Corp.†	2,880	158,688

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Computers-Memory Devices (continued)
Seagate Technology	16,377	$418,924
Western Digital Corp.	1,405	35,575
		1,185,912
Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A†	1,093	45,392
Logitech International SA†	4,400	130,020
		175,412
Consulting Services — 0.2%
Corporate Executive Board Co.	3,494	259,395
Hewitt Associates Inc., Class A†	1,262	44,233
LECG Corp.†	3,500	52,150
		355,778
Consumer Products-Misc. — 0.2%
Clorox Co.	6,466	394,361
Jarden Corp.†	749	23,174
Scotts Miracle-Gro Co., Class A	173	7,396
		424,931
Containers-Metal/Glass — 0.6%
Ball Corp.	2,169	116,584
Crown Holdings, Inc.†	3,474	79,068
Owens-Illinois, Inc.†	20,681	857,227
		1,052,879
Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	1,965	57,123
Pactiv Corp.†	2,770	79,388
Sealed Air Corp.	4,374	111,799
		248,310
Cosmetics & Toiletries — 0.5%
Alberto-Culver Co.	299	7,412
Avon Products, Inc.	19,596	735,438
Bare Escentuals, Inc.†	826	20,542
The Estee Lauder Cos., Inc., Class A	2,321	98,550
		861,942
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	2,500	97,575
Data Processing/Management — 2.8%
Acxiom Corp.	1,347	26,657
Broadridge Financial Solutions, Inc.	2,957	56,035
Commvault Systems, Inc.†	34,000	629,680
Dun & Bradstreet Corp.	3,162	311,805
Fair Isaac Corp.	121	4,369
Fidelity National Information Services, Inc.	5,898	261,694
Fiserv, Inc.†	6,423	326,674
Global Payments, Inc.	4,815	212,919
Mastercard, Inc., Class A	1,693	250,513
MoneyGram International, Inc.	24,173	546,068
NAVTEQ Corp.†	20,275	1,580,842
Paychex, Inc.	17,255	707,455
SEI Investments Co.	7,041	192,079
Total Systems Services, Inc.	793	22,030
		5,128,820

Security Description	Shares	Value (Note 2)
Decision Support Software — 0.1%
Cognos, Inc.†	2,600	$107,978
Dental Supplies & Equipment — 0.3%
Dentsply International, Inc.	6,627	275,948
Patterson Cos., Inc.†	5,456	210,656
		486,604
Diagnostic Equipment — 0.2%
Cytyc Corp.	2,448	116,647
Gen-Probe, Inc.	4,414	293,884
		410,531
Diagnostic Kits — 0.1%
Dade Behring Holdings, Inc.	1,745	133,231
Idexx Laboratories, Inc.†	658	72,110
		205,341
Dialysis Centers — 0.2%
DaVita, Inc.†	5,037	318,238
Direct Marketing — 0.0%
Harte-Hanks, Inc.	742	14,603
Disposable Medical Products — 0.3%
C.R. Bard, Inc.	5,299	467,319
Distribution/Wholesale — 0.5%
CDW Corp.	1,242	108,302
Fastenal Co.	6,687	303,657
Pool Corp.	1,047	26,154
WESCO International, Inc.†	969	41,609
WW Grainger, Inc.	3,861	352,085
		831,807
Diversified Manufacturing Operations — 0.7%
Carlisle Cos., Inc.	359	17,447
Cooper Industries, Ltd. Class A	1,252	63,965
Dover Corp.	1,398	71,228
Eaton Corp.	367	36,348
Harsco Corp.	1,788	105,975
Ingersoll-Rand Co., Ltd., Class A	397	21,625
ITT, Inc.	3,083	209,428
Roper Industries, Inc.	5,975	391,362
Textron, Inc.	5,294	329,340
The Brink's Co.	926	51,745
Trinity Industries, Inc.	1,491	55,972
		1,354,435
Diversified Minerals — 0.0%
HLTH Corp.†	3,657	51,820
Drug Delivery Systems — 0.4%
Alkermes, Inc.†	33,100	609,040
Hospira, Inc.†	3,327	137,904
		746,944
E-Commerce/Products — 0.0%
NutriSystem, Inc.†	730	34,230
E-Commerce/Services — 1.2%
Ctrip.com International, Ltd. ADR	27,400	1,419,320
Expedia, Inc.†	6,700	213,596
IAC/InterActive Corp.†	249	7,388
Liberty Media Corp., Series A†	8,292	159,289
Monster Worldwide, Inc.†	9,172	312,398

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
E-Commerce/Services (continued)
Orbitz Worldwide, Inc.†	9,000	$101,610
		2,213,601
E-Marketing/Info — 0.1%
Digital River, Inc.†	4,000	179,000
Electric Products-Misc. — 0.2%
AMETEK, Inc.	7,867	340,012
Molex, Inc.	1,666	44,865
		384,877
Electric-Generation — 0.3%
The AES Corp.†	28,782	576,791
Electric-Integrated — 0.5%
Allegheny Energy, Inc.†	3,520	183,955
CenterPoint Energy, Inc.	6,815	109,244
Constellation Energy Group, Inc.	2,972	254,968
DPL, Inc.	1,293	33,954
PPL Corp.	6,116	283,171
Sierra Pacific Resources	686	10,791
		876,083
Electronic Components-Misc. — 0.3%
AVX Corp.	207	3,333
Gentex Corp.	6,832	146,478
Jabil Circuit, Inc.	14,153	323,254
Sanmina-SCI Corp.†	2,499	5,298
Solectron Corp.†	5,910	23,049
Vishay Intertechnology, Inc.	664	8,652
		510,064
Electronic Components-Semiconductors — 4.0%
Advanced Micro Devices, Inc.†	4,778	63,070
Altera Corp.	27,643	665,643
Broadcom Corp., Class A†	53,728	1,957,848
Cree, Inc.	446	13,871
Fairchild Semiconductor International, Inc.	6,783	126,706
International Rectifier Corp.	348	11,480
Intersil Corp., Class A	5,170	172,833
LSI Logic Corp.†	9,657	71,655
MEMC Electronic Materials, Inc.†	7,967	468,938
Microchip Technology, Inc.	17,489	635,200
Micron Technology, Inc.†	5,238	58,142
National Semiconductor Corp.	18,660	506,059
Nvidia Corp.†	32,415	1,174,720
ON Semiconductor Corp.†	10,400	130,624
QLogic Corp.†	13,719	184,521
Rambus, Inc.†	1,716	32,793
Silicon Laboratories, Inc.	6,763	282,423
Xilinx, Inc.	24,628	643,776
		7,200,302
Electronic Connectors — 0.1%
Amphenol Corp., Class A	3,801	151,128
Thomas & Betts Corp.	1,236	72,479
		223,607

Security Description	Shares	Value (Note 2)
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.	6,132	$136,069
Synopsys, Inc.	6,775	183,467
		319,536
Electronic Measurement Instruments — 2.7%
Agilent Technologies, Inc.†	8,575	316,246
FLIR Systems, Inc.†	31,400	1,739,246
Garmin, Ltd.	16,954	2,024,308
National Instruments Corp.	4,771	163,788
Tektronix, Inc.	334	9,265
Trimble Navigation, Ltd.†	15,138	593,561
		4,846,414
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.	1,453	61,782
Avnet, Inc.	1,864	74,299
		136,081
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	893	91,211
Energy-Alternate Sources — 1.3%
Covanta Holding Corp.†	2,552	62,550
First Solar, Inc.†	712	83,831
LDK Solar Co., Ltd. ADR	8,600	592,540
Sunpower Corp., Class A†	11,476	950,442
Suntech Power Holdings Co., Ltd. ADR†	16,800	670,320
		2,359,683
Engineering/R&D Services — 1.4%
Fluor Corp.	5,673	816,799
Foster Wheeler, Ltd.†	5,196	682,131
Jacobs Engineering Group, Inc.	2,533	191,444
McDermott International, Inc.†	14,728	796,490
Shaw Group, Inc.†	1,570	91,217
URS Corp.†	275	15,524
		2,593,605
Engines-Internal Combustion — 0.2%
Cummins, Inc.	2,215	283,276
Enterprise Software/Service — 0.6%
BEA Systems, Inc.†	8,328	115,509
BMC Software, Inc.†	4,260	133,040
CA, Inc.	5,467	140,611
Concur Technologies, Inc.†	23,000	724,960
Novell, Inc.†	921	7,037
		1,121,157
Entertainment Software — 1.7%
Activision, Inc.	62,563	1,350,735
Electronic Arts, Inc.†	29,117	1,630,261
THQ, Inc.†	6,900	172,362
		3,153,358
Filtration/Separation Products — 0.6%
Donaldson Co., Inc.	8,485	354,334
Pall Corp.	16,686	649,085
		1,003,419
Finance-Auto Loans — 0.0%
AmeriCredit Corp.	170	2,989

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Finance-Commercial — 0.0%
CapitalSource, Inc.	1,578	$31,939
Finance-Consumer Loans — 0.0%
The First Marblehead Corp.	1,300	49,309
Finance-Investment Banker/Broker — 0.8%
AG Edwards, Inc.	1,399	117,166
E*TRADE Financial Corp.†	30,210	394,543
Interactive Brokers Group, Inc. Class A†	4,200	110,292
Investment Technology Group, Inc.†	942	40,487
Lazard, Ltd.	8,495	360,188
optionsXpress Holdings, Inc.	3,400	88,876
TD Ameritrade Holding Corp.†	11,575	210,897
The Bear Stearns Cos., Inc.	1,600	196,496
		1,518,945
Finance-Other Services — 1.2%
CME Group, Inc.	1,246	731,838
IntercontinentalExchange, Inc.†	4,395	667,601
Nymex Holdings, Inc.	5,356	697,244
The Nasdaq Stock Market, Inc.†	1,915	72,157
		2,168,840
Financial Guarantee Insurance — 0.2%
Ambac Financial Group, Inc.	2,100	132,111
MBIA, Inc.	2,600	158,730
		290,841
Food-Confectionery — 0.6%
The Hershey Co.	7,626	353,923
WM Wrigley Jr. Co.	10,330	663,496
		1,017,419
Food-Dairy Products — 0.0%
Dean Foods Co.	182	4,656
Food-Misc. — 0.4%
Campbell Soup Co.	2,795	103,415
H.J. Heinz Co.	3,802	175,652
McCormick & Co., Inc.	8,140	292,796
Sara Lee Corp.	8,161	136,207
		708,070
Food-Retail — 0.4%
Whole Foods Market, Inc.	16,003	783,507
Footwear & Related Apparel — 0.7%
CROCS, Inc.†	18,498	1,243,990
Forestry — 0.0%
Plum Creek Timber Co., Inc.	293	13,115
Gambling (Non-Hotel) — 0.3%
Pinnacle Entertainment, Inc.†	17,700	481,971
Garden Products — 0.0%
Toro Co.	856	50,358
Hazardous Waste Disposal — 0.2%
Stericycle, Inc.	6,864	392,346
Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	3,063	88,276

Security Description	Shares	Value (Note 2)
Hospital Beds/Equipment — 0.0%
Hillenbrand Industries, Inc.	224	$12,325
Kinetic Concepts, Inc.†	926	52,115
		64,440
Hotels/Motels — 0.8%
Choice Hotels International, Inc.	6,194	233,328
Hilton Hotels Corp.	8,280	384,937
Marriott International, Inc., Class A	6,400	278,208
Orient-Express Hotels, Ltd.	852	43,682
Starwood Hotels & Resorts Worldwide, Inc.	9,670	587,453
Wyndham Worldwide Corp.	287	9,402
		1,537,010
Human Resources — 0.5%
Manpower, Inc.	9,996	643,243
Robert Half International, Inc.	11,122	332,103
		975,346
Identification Systems — 0.1%
Cogent, Inc.†	9,300	145,824
Independent Power Producers — 0.4%
Dynegy, Inc., Class A†	1,155	10,672
Mirant Corp.†	3,724	151,492
NRG Energy, Inc.†	4,144	175,250
Reliant Energy, Inc.†	15,200	389,120
		726,534
Industrial Audio & Video Products — 0.1%
Dolby Laboratories, Inc., Class A†	5,538	192,833
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	3,351	232,928
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	2,167	211,846
Airgas, Inc.	1,564	80,749
		292,595
Instruments-Controls — 0.0%
Mettler Toledo International, Inc.†	802	81,804
Instruments-Scientific — 0.3%
Applera Corp.	699	24,213
PerkinElmer, Inc.	639	18,665
Thermo Fisher Scientific, Inc.†	1,500	86,580
Waters Corp.†	6,943	464,626
		594,084
Insurance Brokers — 0.3%
AON Corp.	3,000	134,430
Arthur J. Gallagher & Co.	408	11,820
Brown & Brown, Inc.	5,777	151,935
Erie Indemnity Co.	203	12,409
Marsh & McLennan Cos., Inc.	3,200	81,600
Willis Group Holdings, Ltd.	2,700	110,538
		502,732
Insurance-Life/Health — 0.3%
CIGNA Corp.	11,314	602,923
Principal Financial Group	319	20,126
		623,049

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Insurance-Multi-line — 0.3%
Assurant, Inc.	9,700	$518,950
CNA Financial Corp.	59	2,320
Hanover Insurance Group, Inc.	56	2,475
HCC Insurance Holdings, Inc.	1,029	29,470
XL Capital, Ltd., Class A	462	36,590
		589,805
Insurance-Property/Casualty — 0.3%
Arch Capital Group, Ltd.†	2,500	186,025
Markel Corp.†	200	96,800
OneBeacon Insurance Group, Ltd.	4,500	96,975
Philadelphia Consolidated Holding Corp.†	1,724	71,270
W.R. Berkley Corp.	974	28,860
		479,930
Insurance-Reinsurance — 0.1%
Axis Capital Holdings, Ltd.	2,600	101,166
PartnerRe, Ltd.	268	21,169
RenaissanceRe Holdings, Ltd.	2,000	130,820
Transatlantic Holdings, Inc.	203	14,277
		267,432
Internet Content-Entertainment — 0.0%
Perfect World Co., Ltd. ADR†	1,800	49,158
Internet Content-Information/News — 0.1%
Baidu.com ADR†	900	260,685
WebMD Health Corp., Class A†	161	8,388
		269,073
Internet Infrastructure Software — 0.8%
Akamai Technologies, Inc.†	18,304	525,874
F5 Networks, Inc.	23,974	891,593
		1,417,467
Internet Security — 0.9%
CheckFree Corp.	1,326	61,712
McAfee, Inc.	26,489	923,672
Symantec Corp.†	8,000	155,040
VeriSign, Inc.†	12,760	430,522
		1,570,946
Investment Management/Advisor Services — 1.2%
Affiliated Managers Group, Inc.†	2,633	335,734
BlackRock, Inc.	2,173	376,820
Eaton Vance Corp.	8,744	349,410
Federated Investors, Inc., Class B	5,801	230,300
Janus Capital Group, Inc.	8,453	239,051
Legg Mason, Inc.	2,653	223,621
Nuveen Investments Inc., Class A	1,688	104,555
T. Rowe Price Group, Inc.	5,643	314,258
		2,173,749
Lasers-System/Components — 0.1%
Cymer, Inc.†	2,300	88,297
II-VI, Inc.†	3,400	117,402
		205,699
Leisure Products — 0.1%
WMS Industries, Inc.†	4,200	139,020

Security Description	Shares	Value (Note 2)
Linen Supply & Related Items — 0.1%
Cintas Corp.	6,143	$227,905
Machine Tools & Related Products — 0.4%
Kennametal, Inc.	7,978	669,993
Lincoln Electric Holdings, Inc.	622	48,273
		718,266
Machinery-Construction & Mining — 0.3%
Joy Global, Inc.	6,407	325,860
Terex Corp.†	2,190	194,954
		520,814
Machinery-Farming — 0.0%
AGCO Corp.	1,271	64,529
Machinery-General Industrial — 0.2%
IDEX Corp.	6,273	228,274
The Manitowoc Co., Inc.	2,650	117,342
		345,616
Machinery-Print Trade — 0.1%
Zebra Technologies Corp., Class A	3,167	115,564
Machinery-Pumps — 0.8%
Flowserve Corp.	15,590	1,187,646
Graco, Inc.	5,413	211,703
		1,399,349
Medical Information Systems — 0.8%
Cerner Corp.	12,197	729,502
IMS Health, Inc.	22,423	687,041
		1,416,543
Medical Instruments — 2.3%
ArthroCare Corp.†	1,900	106,191
Beckman Coulter, Inc.	1,068	78,776
Edwards Lifesciences Corp.	3,624	178,699
Intuitive Surgical, Inc.	4,896	1,126,080
Kyphon, Inc.†	9,600	672,000
St. Jude Medical, Inc.†	38,487	1,696,122
Techne Corp.	4,338	273,641
		4,131,509
Medical Labs & Testing Services — 0.5%
Covance, Inc.	1,350	105,165
Laboratory Corp. of America Holdings†	5,798	453,577
Quest Diagnostics, Inc.	6,527	377,065
		935,807
Medical Products — 0.5%
American Medical Systems Holdings, Inc.†	5,400	91,530
Becton, Dickinson & Co.	1,500	123,075
Henry Schein, Inc.	4,987	303,409
The Cooper Cos., Inc.	380	19,920
Varian Medical Systems, Inc.†	5,808	243,297
Zimmer Holdings, Inc.†	1,300	105,287
		886,518
Medical-Biomedical/Gene — 1.7%
Celgene Corp.†	1,800	128,358
Charles River Laboratories International, Inc.	21,288	1,195,321
Genzyme Corp.†	2,700	167,292

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical-Biomedical/Gene (continued)
Illumina, Inc.†	3,600	$186,768
Integra LifeSciences Holdings Corp.†	1,400	68,012
Invitrogen Corp.	3,573	292,021
Martek Biosciences Corp.†	2,200	63,866
Millennium Pharmaceuticals, Inc.	3,766	38,225
Millipore Corp.†	3,447	261,283
PDL BioPharma, Inc.	2,477	53,528
Qiagen NV†	6,600	128,106
Vertex Pharmaceuticals, Inc.	15,041	577,725
		3,160,505
Medical-Drugs — 2.1%
Abraxis Bioscience, Inc.†	545	12,442
Allergan, Inc.	13,902	896,262
Auxilium Pharmaceuticals, Inc.†	19,400	408,952
Cephalon, Inc.	12,406	906,382
Elan Corp. PLC ADR†	24,100	507,064
Endo Pharmaceuticals Holdings, Inc.	2,842	88,130
Forest Laboratories, Inc.†	6,798	253,498
PharMerica Corp.†	154	2,298
Sepracor, Inc.	4,761	130,928
Shionogi & Co., Ltd.	34,000	524,215
		3,730,171
Medical-Generic Drugs — 0.1%
Barr Pharmaceuticals, Inc.†	2,331	132,657
Mylan Laboratories, Inc.	5,282	84,301
Watson Pharmaceuticals, Inc.†	1,265	40,986
		257,944
Medical-HMO — 1.3%
Coventry Health Care, Inc.†	19,855	1,235,179
Health Net, Inc.	7,485	404,564
Humana, Inc.†	7,370	515,016
Sierra Health Services, Inc.†	1,178	49,700
WellCare Health Plans, Inc.	879	92,673
		2,297,132
Medical-Hospitals — 0.0%
Community Health Systems, Inc.	175	5,502
Tenet Healthcare Corp.†	7,778	26,134
Universal Health Services, Inc., Class B	266	14,476
		46,112
Medical-Nursing Homes — 0.1%
Manor Care, Inc.	1,554	100,078
Medical-Outpatient/Home Medical — 0.1%
Lincare Holdings, Inc.	6,981	255,854
Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	1,859	84,268
Metal Processors & Fabrication — 0.5%
Precision Castparts Corp.	6,523	965,274
Metal-Iron — 0.0%
Cleveland-Cliffs, Inc.	872	76,710
Mining — 0.1%
Agnico-Eagle Mines, Ltd.	3,000	149,400
Motion Pictures & Services — 0.5%
Dreamworks Animation SKG, Inc., Class A†	25,711	859,262

Security Description	Shares	Value (Note 2)
Motorcycle/Motor Scooter — 0.3%
Harley-Davidson, Inc.	12,671	$585,527
Multimedia — 0.4%
Meredith Corp.	3,022	173,161
The E.W. Scripps Co., Class A	2,100	88,200
The McGraw-Hill Cos., Inc.	8,500	432,735
		694,096
Music — 0.0%
Warner Music Group Corp.	421	4,252
Networking Products — 0.4%
Foundry Networks, Inc.†	9,300	165,261
Juniper Networks, Inc.†	13,826	506,170
		671,431
Non-Ferrous Metals — 0.4%
Titanium Metals Corp.†	1,449	48,628
Uranium One, Inc.†	57,870	765,084
		813,712
Non-Hazardous Waste Disposal — 0.6%
Allied Waste Industries, Inc.†	923	11,768
Republic Services, Inc.	32,958	1,078,056
		1,089,824
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	3,817	173,368
Office Furnishings-Original — 0.1%
HNI Corp.	2,418	87,048
Steelcase, Inc. Class A	1,382	24,848
		111,896
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	4,433	252,770
Oil & Gas Drilling — 1.4%
Diamond Offshore Drilling, Inc.	10,949	1,240,412
ENSCO International, Inc.	2,936	164,710
GlobalSantaFe Corp.	4,843	368,165
Nabors Industries, Ltd.†	8,572	263,760
Noble Corp.	5,694	279,291
Pride International, Inc.	2,611	95,432
Rowan Cos., Inc.	1,678	61,381
		2,473,151
Oil Companies-Exploration & Production — 1.7%
Bill Barrett Corp.†	2,700	106,407
Cabot Oil & Gas Corp.	13,658	480,215
Chesapeake Energy Corp.	18,706	659,573
CNX Gas Corp.†	593	17,061
ComptonPetroleum Corp.†	8,600	80,324
Continental Resources, Inc.†	294	5,333
Denbury Resources, Inc.	2,572	114,943
EOG Resources, Inc.	6,200	448,446
Mariner Energy, Inc.†	5,700	118,047
Murphy Oil Corp.	5,600	391,384
Noble Energy, Inc.	515	36,071
Quicksilver Resources, Inc.	1,064	50,061
Range Resources Corp.	3,144	127,835
Southwestern Energy Co.	3,608	150,995
Ultra Petroleum Corp.†	3,200	198,528
Unit Corp.†	771	37,316

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil Companies-Exploration & Production (continued)
W&T Offshore, Inc.	372	$9,069
XTO Energy, Inc.	2,333	144,273
		3,175,881
Oil Field Machinery & Equipment — 1.4%
Cameron International Corp.	7,840	723,554
Dresser Rand Group, Inc.†	1,823	77,860
FMC Technologies, Inc.	12,058	695,264
Grant Prideco, Inc.	10,207	556,486
National-Oilwell Varco, Inc.†	3,773	545,198
		2,598,362
Oil Refining & Marketing — 0.3%
Cheniere Energy, Inc.†	1,075	42,108
Frontier Oil Corp.	1,177	49,010
Holly Corp.	960	57,437
Sunoco, Inc.	2,580	182,612
Tesoro Corp.	2,903	133,596
Western Refining, Inc.	301	12,215
		476,978
Oil-Field Services — 1.6%
BJ Services Co.	11,931	316,768
Core Laboratories NV†	3,700	471,343
Global Industries, Ltd.†	1,956	50,387
Helix Energy Solutions Group, Inc.†	1,548	65,728
Oceaneering International, Inc.†	1,158	87,776
Smith International, Inc.	11,559	825,313
Superior Energy Services, Inc.	1,714	60,744
TETRA Technologies, Inc.†	5,943	125,635
Tidewater, Inc.	785	49,329
Weatherford International, Ltd.†	13,166	884,492
		2,937,515
Optical Supplies — 0.0%
Advanced Medical Optics, Inc.	1,273	38,941
Bausch & Lomb, Inc.	251	16,064
		55,005
Paper & Related Products — 0.0%
Domtar Corp.†	4,636	38,015
Rayonier, Inc.	100	4,804
		42,819
Patient Monitoring Equipment — 0.5%
Mindray Medical International, Ltd. ADR	21,900	940,605
Pharmacy Services — 0.8%
Express Scripts, Inc.†	12,872	718,515
Medco Health Solutions, Inc.†	7,800	705,042
Omnicare, Inc.	312	10,337
		1,433,894
Physical Therapy/Rehabilation Centers — 0.3%
Psychiatric Solutions, Inc.†	11,800	463,504
Physicians Practice Management — 0.1%
Healthways, Inc.†	3,300	178,101
Pediatrix Medical Group, Inc.†	1,030	67,383
		245,484

Security Description	Shares	Value (Note 2)
Pipelines — 0.5%
Equitable Resources, Inc.	1,963	$101,821
Questar Corp.	626	32,883
Williams Cos., Inc.	22,948	781,609
		916,313
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	424	24,219
Printing-Commercial — 0.3%
VistaPrint, Ltd.†	15,800	590,446
Private Corrections — 0.0%
Corrections Corp. of America†	2,610	68,304
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	1,078	48,435
Publishing-Newspapers — 0.1%
Dow Jones & Co., Inc.	1,267	75,640
The New York Times Co., Class A	766	15,136
		90,776
Racetrack — 0.1%
Penn National Gaming, Inc.†	1,560	92,071
Radio — 0.1%
Sirius Satellite Radio, Inc.†	31,062	108,406
XM Satellite Radio Holdings, Inc., Class A†	6,067	85,970
		194,376
Real Estate Investment Trusts — 0.6%
Apartment Investment & Management Co., Class A	111	5,009
Duke Realty Corp.	2,126	71,880
Essex Property Trust, Inc.	238	27,982
Federal Realty Investment Trust	621	55,021
General Growth Properties, Inc.	2,538	136,088
Health Care REIT, Inc.	214	9,467
Kilroy Realty Corp.	695	42,138
ProLogis	4,770	316,489
Public Storage, Inc.	204	16,045
Taubman Centers, Inc.	629	34,438
The Macerich Co.	1,523	133,384
UDR, Inc.	2,886	70,187
Ventas, Inc.	2,831	117,203
Weingarten Realty Investors, Inc.	1,634	67,746
		1,103,077
Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Inc., Class A†	4,148	115,481
Jones Lang LaSalle, Inc.	782	80,358
		195,839
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A	1,532	84,505
The St. Joe Co.	1,580	53,104
		137,609
Rental Auto/Equipment — 0.1%
Avis Budget Group, Inc.	771	17,648
Hertz Global Holdings, Inc.†	4,441	100,900
		118,548

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Research & Development — 0.0%
Pharmaceutical Product Development, Inc.	2,199	$77,933
Respiratory Products — 0.3%
ResMed, Inc.	6,754	289,544
Respironics, Inc.†	4,964	238,421
		527,965
Retail-Apparel/Shoe — 1.7%
Abercrombie & Fitch Co., Class A	1,864	150,425
American Eagle Outfitters, Inc.	38,645	1,016,750
AnnTaylor Stores Corp.	4,300	136,181
Chico's FAS, Inc.	3,739	52,533
Limited Brands, Inc.	7,470	170,988
Men's Wearhouse, Inc.	2,250	113,670
Nordstrom, Inc.	5,474	256,676
Ross Stores, Inc.	9,651	247,451
Under Armour, Inc., Class A†	13,300	795,606
Urban Outfitters, Inc.	7,006	152,731
		3,093,011
Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	5,262	176,592
AutoZone, Inc.†	985	114,398
O'Reilly Automotive, Inc.	5,824	194,580
		485,570
Retail-Automobile — 0.1%
CarMax, Inc.	4,593	93,376
Copart, Inc.	1,355	46,598
		139,974
Retail-Bedding — 0.3%
Bed Bath & Beyond, Inc.†	13,287	453,352
Retail-Bookstore — 0.0%
Barnes & Noble, Inc.	97	3,420
Retail-Catalog Shopping — 0.0%
Coldwater Creek, Inc.	1,311	14,237
MSC Industrial Direct Co., Inc., Class A	978	49,477
		63,714
Retail-Computer Equipment — 0.6%
GameStop Corp.	20,244	1,140,749
Retail-Consumer Electronics — 0.0%
Circuit City Stores, Inc.	1,566	12,387
RadioShack Corp.	2,022	41,775
		54,162
Retail-Discount — 1.2%
Big Lots, Inc.†	2,270	67,737
Dollar Tree Stores, Inc.	33,471	1,356,914
Family Dollar Stores, Inc.	8,109	215,375
TJX Cos., Inc.	20,959	609,278
		2,249,304
Retail-Gardening Products — 0.1%
Tractor Supply Co.†	2,934	135,228
Retail-Jewelry — 0.3%
Tiffany & Co.	9,596	502,351

Security Description	Shares	Value (Note 2)
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	7,433	$242,464
Retail-Major Department Stores — 0.2%
J.C. Penney Co., Inc.	4,797	303,986
Saks, Inc.	2,573	44,127
		348,113
Retail-Office Supplies — 0.2%
Office Depot, Inc.†	5,838	120,380
OfficeMax, Inc.	735	25,188
Staples, Inc.	8,900	191,261
		336,829
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	8,289	264,419
Retail-Regional Department Stores — 0.3%
Kohl's Corp.†	9,500	544,635
Retail-Restaurants — 1.2%
Brinker International, Inc.	2,411	66,158
Burger King Holdings, Inc.	1,350	34,411
Darden Restaurants, Inc.	3,003	125,706
Panera Bread Co., Class A†	2,703	110,282
Red Robin Gourmet Burgers, Inc.†	10,500	450,450
The Cheesecake Factory, Inc.	4,179	98,081
Tim Hortons Inc	9,123	317,937
Wendy's International, Inc.	1,854	64,723
Yum! Brands, Inc.	25,128	850,080
		2,117,828
Retail-Sporting Goods — 1.1%
Dick's Sporting Goods, Inc.	30,859	2,072,182
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.	194	7,723
Rubber-Tires — 0.1%
The Goodyear Tire & Rubber Co.†	4,455	135,477
Savings & Loans/Thrifts — 0.1%
Capitol Federal Financial	323	11,047
Hudson City Bancorp, Inc.	4,603	70,794
People's United Financial, Inc.	3,193	55,175
TFS Financial Corp.†	398	5,150
		142,166
Schools — 0.6%
Apollo Group, Inc.†	7,392	444,628
Career Education Corp.	2,018	56,484
DeVry, Inc.	4,500	166,545
ITT Educational Services, Inc.	2,965	360,811
		1,028,468
Semiconductor Equipment — 0.5%
KLA-Tencor Corp.	5,871	327,484
Lam Research Corp.	5,269	280,627
Novellus Systems, Inc.†	1,747	47,623
Teradyne, Inc.†	8,835	121,923
Varian Semiconductor Equipment Associates, Inc.†	1,670	89,379
		867,036
Semiconductors Components-Intergrated Circuits — 1.3%
Analog Devices, Inc.	16,749	605,644
Cypress Semiconductor Corp.	3,212	93,822

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Semiconductors Components-Intergrated Circuits (continued)
Integrated Device Technology, Inc.	8,412	$130,218
Linear Technology Corp.	18,692	654,033
Marvell Technology Group, Ltd.†	23,432	383,582
Maxim Integrated Products, Inc.	19,259	565,252
		2,432,551
Soap & Cleaning Preparation — 0.4%
Church & Dwight Co., Inc.	16,417	772,256
Steel-Producers — 0.4%
AK Steel Holding Corp.†	2,365	103,942
Carpenter Technology Corp.	3,909	508,209
Reliance Steel & Aluminum Co.	140	7,915
Steel Dynamics, Inc.	670	31,289
		651,355
Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	2,170	238,591
Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	1,813	69,039
JDS Uniphase Corp.†	11,297	169,003
		238,042
Telecom Services — 0.5%
Amdocs, Ltd.†	19,600	728,924
NeuStar Inc.	5,911	202,688
		931,612
Telecommunication Equipment — 0.6%
Avaya, Inc.†	2,475	41,976
CommScope, Inc.	1,301	65,362
Harris Corp.	2,853	164,875
Nice Systems, Ltd. ADR†	23,477	841,416
		1,113,629
Telephone-Integrated — 0.2%
Citizens Communications Co.	1,280	18,330
Level 3 Communications, Inc.†	32,500	151,125
Telephone and Data Systems, Inc.	976	65,148
Windstream Corp.	5,596	79,015
		313,618
Television — 0.0%
Central European Media Enterprises, Ltd. Class A†	659	60,437
CTC Media, Inc.†	1,104	24,244
		84,681
Theater — 0.0%
Regal Entertainment Group, Class A	1,347	29,567
Therapeutics — 0.7%
Amylin Pharmaceuticals, Inc.†	20,695	1,034,750
ImClone Systems, Inc.†	1,272	52,584
Medarex, Inc.†	7,200	101,952
Theravance, Inc.†	3,300	86,097
Warner Chilcott, Ltd., Class A†	1,927	34,243
		1,309,626
Tobacco — 0.1%
Loews Corp. - Carolina Group	1,366	112,326
UST, Inc.	1,878	93,149
		205,475

Security Description	Shares	Value (Note 2)
Tools-Hand Held — 0.1%
Black & Decker Corp.	725	$60,392
Stanley Works	569	31,938
		92,330
Toys — 0.2%
Hasbro, Inc.	1,141	31,811
Mattel, Inc.	11,543	270,799
		302,610
Transactional Software — 0.4%
VeriFone Holdings, Inc.†	16,820	745,631
Transport-Equipment & Leasng — 0.0%
Aircastle, Ltd.	526	17,579
GATX Corp.	423	18,083
		35,662
Transport-Marine — 0.1%
Frontline, Ltd.	1,030	49,728
Kirby Corp.†	1,132	49,967
		99,695
Transport-Rail — 0.1%
CSX Corp.	1,588	67,855
Kansas City Southern†	981	31,559
		99,414
Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	10,395	564,345
Expeditors International of Washington, Inc.	11,728	554,734
UTI Worldwide, Inc.	8,602	197,674
		1,316,753
Transport-Truck — 0.2%
Con-way, Inc.	756	34,776
J.B. Hunt Transport Services, Inc.	2,069	54,415
Landstar System, Inc.	7,480	313,935
		403,126
Veterinary Diagnostics — 0.0%
VCA Antech, Inc.	1,785	74,524
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	1,076	48,915
NBTY, Inc.	1,175	47,705
		96,620
Water — 0.0%
Aqua America, Inc.	192	4,355
Water Treatment Systems — 0.1%
Nalco Holding Co.	3,067	90,937
Web Hosting/Design — 0.5%
Equinix, Inc.†	9,600	851,424
Web Portals/ISP — 0.1%
SINA Corp.†	4,400	210,540
Wire & Cable Products — 0.1%
General Cable Corp.†	3,411	228,946
Wireless Equipment — 0.8%
American Tower Corp., Class A†	20,677	900,277
Crown Castle International Corp.†	4,029	163,698
SBA Communcations Corp., Class A†	13,484	475,715
		1,539,690

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCK (continued)
X-Ray Equipment — 0.9%
Hologic, Inc.†	28,176	$1,718,736
Total Common Stock (cost $143,244,336)		177,221,998
EXCHANGE TRADED FUNDS — 1.5%
Index Fund — 1.5%
iShares Russell Midcap Growth Index Fund	11,600	1,346,760
Oil Service HOLDRs Trust	7,200	1,380,600
Total Exchange Traded Funds (cost $2,107,632)		2,727,360
Total Long-Term Investment Securities (cost $145,351,968)		179,949,358
SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Company — 0.0%
T. Rowe Price Reserve Investment Fund	57,930	57,930
U.S. Government Agencies — 0.3%
Federal Home Loan Bank Cons. Disc. Notes 4.00% due 10/01/07	$600,000	600,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills 3.85% due 12/13/07(3)	60,000	59,557
Total Short-Term Investment Securities (cost $717,461)		717,487

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 1.3%
UBS Securities, LLC Joint Repurchase Agreement(2)	$2,325,000	$2,325,000
Agreement with State Street Bank & Trust Co. bearing interest at 3.15%, dated 9/28/07, to be repurchased 10/01/07 in the amount of $129,034 and collateralized by United States Treasury Bonds, bearing interest at 4.50% due 02/15/36 and having an approximate value of $134,050	129,000	129,000
Total Repurchase Agreements (cost $2,454,000)		2,454,000
TOTAL INVESTMENTS (cost $148,523,429)(1)	100.6%	183,120,845
Liabilities in excess of other assets	(0.6)	(1,151,886)
NET ASSETS	100.0%	$181,968,959

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

(2)  See Note 2 for details of Joint Repurchase Agreements

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depository Receipt

Open Call Option Contracts Written

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at September 30, 2007	Unrealized Appreciation (Depreciation)
Garmin, Ltd.	October 07	$120.00	71	$9,013	$37,630	$(28,617)

Open Futures Contracts

ContractsNumber of		Description	Expiration Date	Value at Trade Date	Value as of September 30, 2007	Unrealized Appreciation (Depreciation)
2	Long	S&P Midcap 400 Index	December 2007	$868,058	$893,300	$25,242

See Notes to Financial Statements

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited)

Industry Allocation*
Electric-Integrated	10.5%
Real Estate Investment Trusts	6.2
Oil Companies-Exploration & Production	3.5
Telephone-Integrated	3.2
Banks-Commercial	2.8
Chemicals-Specialty	2.7
Diversified Manufacturing Operations	2.2
Insurance-Multi-line	2.0
Insurance-Reinsurance	2.0
Pipelines	1.8
Telecommunication Equipment	1.7
Insurance-Life/Health	1.5
Paper & Related Products	1.5
Telecom Services	1.5
Index Fund	1.4
Food-Retail	1.3
Auto/Truck Parts & Equipment-Original	1.2
Oil-Field Services	1.2
Beverages-Non-alcoholic	1.1
Distribution/Wholesale	1.1
Oil Companies-Integrated	1.1
Repurchase Agreements	1.1
Banks-Super Regional	1.0
Consumer Products-Misc.	1.0
Financial Guarantee Insurance	1.0
Home Decoration Products	1.0
Insurance-Property/Casualty	1.0
Metal Processors & Fabrication	1.0
Advertising Agencies	0.9
Advertising Services	0.9
Chemicals-Diversified	0.9
Non-Hazardous Waste Disposal	0.9
Electronic Design Automation	0.8
Internet Security	0.8
Medical-Generic Drugs	0.8
Oil & Gas Drilling	0.8
Printing-Commercial	0.8
Savings & Loans/Thrifts	0.8
Telecom Equipment-Fiber Optics	0.8
Unknown	0.8
Electronic Connectors	0.7
Food-Wholesale/Distribution	0.7
Gas-Distribution	0.7
Office Automation & Equipment	0.7
Steel-Producers	0.7
Computers-Memory Devices	0.6
Containers-Metal/Glass	0.6
Containers-Paper/Plastic	0.6
E-Commerce/Services	0.6
Electronic Components-Semiconductors	0.6
Engineering/R&D Services	0.6
Food-Meat Products	0.6
Food-Misc.	0.6
Medical-Drugs	0.6
Power Converter/Supply Equipment	0.6
Retail-Apparel/Shoe	0.6
Retail-Office Supplies	0.6
Tools-Hand Held	0.6
Aerospace/Defense	0.5
Banks-Fiduciary	0.5

Enterprise Software/Service	0.5%
Entertainment Software	0.5
Finance-Commercial	0.5
Transport-Rail	0.5
Transport-Truck	0.5
Agricultural Chemicals	0.4
Auto-Cars/Light Trucks	0.4
Broadcast Services/Program	0.4
Building-Residential/Commerical	0.4
Commercial Services-Finance	0.4
Computers-Periphery Equipment	0.4
Industrial Gases	0.4
Instruments-Scientific	0.4
Investment Management/Advisor Services	0.4
Medical Information Systems	0.4
Medical-HMO	0.4
Retail-Major Department Stores	0.4
Retail-Restaurants	0.4
Tobacco	0.4
Toys	0.4
Transport-Services	0.4
Building & Construction Products-Misc.	0.3
Cable TV	0.3
Casino Hotels	0.3
Computer Services	0.3
Engines-Internal Combustion	0.3
Federal Home Loan Bank	0.3
Finance-Investment Banker/Broker	0.3
Food-Dairy Products	0.3
Independent Power Producers	0.3
Insurance Brokers	0.3
Physical Therapy/Rehabilation Centers	0.3
Publishing-Newspapers	0.3
Retail-Regional Department Stores	0.3
Rubber-Tires	0.3
Semiconductor Equipment	0.3
Aerospace/Defense-Equipment	0.2
Agricultural Operations	0.2
Airlines	0.2
Apparel Manufacturers	0.2
Building Products-Air & Heating	0.2
Commercial Services	0.2
Investment Companies	0.2
Medical Instruments	0.2
Oil Refining & Marketing	0.2
Optical Supplies	0.2
Publishing-Periodicals	0.2
Beverages-Wine/Spirits	0.1
Brewery	0.1
Cellular Telecom	0.1
Coatings/Paint	0.1
Computers-Integrated Systems	0.1
Consulting Services	0.1
Cosmetics & Toiletries	0.1
Cruise Lines	0.1
Data Processing/Management	0.1
Diversified Operations	0.1
Electronic Components-Misc.	0.1
Electronic Parts Distribution	0.1
Electronics-Military	0.1

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited) (continued)

Food-Confectionery	0.1%
Forestry	0.1
Funeral Services & Related Items	0.1
Hospital Beds/Equipment	0.1
Hotels/Motels	0.1
Internet Infrastructure Software	0.1
Medical Products	0.1
Medical-Biomedical/Gene	0.1
Medical-Hospitals	0.1
Medical-Wholesale Drug Distribution	0.1
Multimedia	0.1
Networking Products	0.1
Pharmacy Services	0.1
Photo Equipment & Supplies	0.1
Rental Auto/Equipment	0.1
Retail-Automobile	0.1
Retail-Drug Store	0.1
Semiconductors Components-Intergrated Circuits	0.1
Textile-Home Furnishings	0.1
Transport-Marine	0.1
99.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 96.2%
Advertising Agency — 0.9%
Interpublic Group of Cos., Inc.†	200,765	$2,083,941
Advertising Services — 0.9%
Getty Images, Inc.†	962	26,782
R.H. Donnelley Corp.†	38,675	2,166,574
		2,193,356
Aerospace/Defense — 0.5%
Rockwell Collins, Inc.	16,352	1,194,350
Spirit Aerosystems Holdings, Inc., Class A†	484	18,847
		1,213,197
Aerospace/Defense-Equipment — 0.2%
Alliant Techsystems, Inc.	4,593	502,015
DRS Technologies, Inc.	1,449	79,869
		581,884
Agricultural Chemicals — 0.4%
Monsanto Co.	9,600	823,104
Potash Corp. of Saskatchewan, Inc.	1,700	179,690
		1,002,794
Agricultural Operations — 0.2%
Bunge, Ltd.	4,548	488,683
Airlines — 0.2%
Northwest Airlines Corp.†	3,341	59,470
Southwest Airlines Co.	23,237	343,908
UAL Corp.†	1,772	82,451
US Airways Group, Inc.†	3,065	80,456
		566,285
Apparel Manufacturers — 0.2%
Jones Apparel Group, Inc.	4,102	86,675
Liz Claiborne, Inc.	3,670	125,991
VF Corp.	3,365	271,724
		484,390
Appliances — 0.0%
Whirlpool Corp.	844	75,200
Applications Software — 0.0%
Compuware Corp.†	2,144	17,195
Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.†	98,903	839,686
Auto/Truck Parts & Equipment-Original — 1.2%
ArvinMeritor, Inc.	21,700	364,994
Autoliv, Inc.	1,223	73,074
BorgWarner, Inc.	6,029	551,834
Johnson Controls, Inc.	13,140	1,551,966
Tenneco, Inc.†	11,738	363,996
TRW Automotive Holdings Corp.†	1,599	50,656
		2,956,520
Banks-Commercial — 2.8%
Associated Banc-Corp.	4,804	142,343
BancorpSouth, Inc.	3,096	75,233
Bank of Hawaii Corp.	1,238	65,428
BOK Financial Corp.	838	43,082
City National Corp.	1,541	107,115
Colonial BancGroup, Inc.	5,987	129,439
Commerce Bancorp, Inc.	21,640	839,199

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Commerce Bancshares, Inc.	15,169	$696,105
Cullen/Frost Bankers, Inc.	2,261	113,321
East West Bancorp, Inc.	2,300	82,708
First Citizens BancShares, Inc., Class A	226	39,414
First Horizon National Corp.	4,737	126,289
Fulton Financial Corp.	6,523	93,801
M&T Bank Corp.	18,096	1,872,031
Marshall & Ilsley Corp.	9,760	427,195
Popular, Inc.	10,523	129,223
Synovus Financial Corp.	6,507	182,521
TCF Financial Corp.	4,871	127,523
UnionBanCal Corp.	1,801	105,196
Valley National Bancorp	4,533	100,542
Webster Financial Corp.	24,372	1,026,549
Whitney Holding Corp.	2,545	67,137
Zions Bancorp.	4,072	279,624
		6,871,018
Banks-Fiduciary — 0.5%
Northern Trust Corp.	17,154	1,136,796
Wilmington Trust Corp.	2,589	100,712
		1,237,508
Banks-Super Regional — 1.0%
Comerica, Inc.	5,874	301,219
Huntington Bancshares, Inc.	13,761	233,662
KeyCorp	54,143	1,750,443
		2,285,324
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	600	66,510
Beverages-Non-alcoholic — 1.1%
Coca-Cola Enterprises, Inc.	93,040	2,253,429
PepsiAmericas, Inc.	2,222	72,082
Pepsi Bottling Group, Inc.	10,166	377,870
		2,703,381
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	868	65,022
Constellation Brands, Inc., Class A†	7,221	174,820
		239,842
Brewery — 0.1%
Molson Coors Brewing Co., Class B	2,063	205,619
Broadcast Services/Program — 0.4%
Discovery Holding Co., Class A†	4,730	136,460
Liberty Global, Inc.†	7,101	291,283
Liberty Media Corp. — Capital, Class A†	4,860	606,674
		1,034,417
Building & Construction Products-Misc. — 0.3%
Armstrong World Industries, Inc.†	732	29,712
Masco Corp.	13,402	310,524
Owens Corning, Inc.†	10,453	261,848
USG Corp.†	3,019	113,363
		715,447
Building Products-Air & Heating — 0.2%
Lennox International, Inc.	15,847	535,629
Building-MobileHome/ Manufactured Housing — 0.0%
Thor Industries, Inc.	113	5,084

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Building-Residential/Commerical — 0.4%
Centex Corp.	4,294	$114,092
D.R. Horton, Inc.	11,832	151,568
KB Home Corp.	2,900	72,674
Lennar Corp., Class A	11,585	262,400
MDC Holdings, Inc.	1,316	53,877
NVR, Inc.	98	46,084
Pulte Homes, Inc.	5,135	69,887
Ryland Group, Inc.	1,584	33,945
Toll Brothers, Inc.	4,748	94,913
		899,440
Cable TV — 0.3%
Cablevision Systems Corp., Class A†	5,565	194,441
Charter Communications, Inc., Class A†	191,084	492,997
		687,438
Casino Hotels — 0.3%
Boyd Gaming Corp.	6,800	291,380
Harrah's Entertainment, Inc.	2,996	260,442
Station Casinos, Inc.	693	60,624
		612,446
Cellular Telecom — 0.1%
MetroPCS Communications, Inc.†	10,400	283,712
US Cellular Corp.†	425	41,735
		325,447
Chemicals-Diversified — 0.9%
Celanese Corp., Class A	22,010	857,950
FMC Corp.	2,884	150,026
Huntsman Corp.	3,402	90,119
Lyondell Chemical Co.	8,716	403,987
PPG Industries, Inc.	6,184	467,201
Rohm & Haas Co.	2,635	146,690
Westlake Chemical Corp.	723	18,313
		2,134,286
Chemicals-Specialty — 2.7%
Albemarle Corp.	8,142	359,876
Ashland, Inc.	2,114	127,284
Cabot Corp.	679	24,125
Chemtura Corp.	157,977	1,404,416
Cytec Industries, Inc.	5,286	361,510
Eastman Chemical Co.	26,569	1,772,949
International Flavors & Fragrances, Inc.	857	45,301
Lubrizol Corp.	1,924	125,175
Mosaic Co.†	39,728	2,126,243
Sigma-Aldrich Corp.	3,453	168,299
		6,515,178
Coatings/Paint — 0.1%
RPM International, Inc.	638	15,280
Valspar Corp.	9,007	245,081
		260,361
Commercial Services — 0.2%
Arbitron, Inc.	8,600	389,924
Convergys Corp.†	5,157	89,525
		479,449

Security Description	Shares	Value (Note 2)
Commercial Services-Finance — 0.4%
H&R Block, Inc.	42,031	$890,217
Computer Services — 0.3%
Affiliated Computer Services, Inc., Class A†	2,028	101,887
Ceridian Corp.	530	18,412
Computer Sciences Corp.†	6,525	364,747
Electronic Data Systems Corp.	8,051	175,834
Unisys Corp.†	13,100	86,722
		747,602
Computers-Integrated Systems — 0.1%
NCR Corp.†	5,930	295,314
Computers-Memory Devices — 0.6%
SanDisk Corp.†	3,490	192,299
Seagate Technology	45,185	1,155,832
Western Digital Corp.	5,868	148,578
		1,496,709
Computers-Periphery Equipment — 0.4%
Lexmark International, Inc., Class A†	23,224	964,493
Consulting Services — 0.1%
BearingPoint, Inc.†	59,344	240,343
Hewitt Associates Inc., Class A†	1,342	47,037
		287,380
Consumer Products-Misc. — 1.0%
Clorox Co.	20,850	1,271,642
Fortune Brands, Inc.	14,054	1,145,260
Jarden Corp.†	1,255	38,830
Scotts Miracle-Gro Co., Class A	1,336	57,114
		2,512,846
Containers-Metal/Glass — 0.6%
Ball Corp.	28,500	1,531,875
Owens-Illinois, Inc.†	367	15,212
		1,547,087
Containers-Paper/Plastic — 0.6%
Bemis Co., Inc.	3,940	114,693
Pactiv Corp.†	35,100	1,005,966
Sealed Air Corp.	5,246	134,088
Sonoco Products Co.	3,767	113,688
		1,368,435
Cosmetics & Toiletries — 0.1%
Alberto-Culver Co.	2,626	65,099
Avon Products, Inc.	1,289	48,376
		113,475
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	5,018	195,853
Data Processing/Management — 0.1%
Fair Isaac Corp.	1,947	70,306
Fidelity National Information Services, Inc.	1,139	50,538
		120,844
Direct Marketing — 0.0%
Harte-Hanks, Inc.	567	11,159
Distribution/Wholesale — 1.1%
Genuine Parts Co.	34,418	1,720,900
Ingram Micro, Inc., Class A	5,465	107,169

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Distribution/Wholesale (continued)
Tech Data Corp.	2,071	$83,088
WW Grainger, Inc.	8,936	814,874
		2,726,031
Diversified Manufacturing Operations — 2.2%
Carlisle Cos., Inc.	1,702	82,717
Cooper Industries, Ltd. Class A	13,583	693,955
Crane Co.	1,918	92,006
Dover Corp.	5,221	266,010
Eaton Corp.	13,167	1,304,060
Ingersoll-Rand Co., Ltd., Class A	10,658	580,541
ITT, Inc.	5,990	406,901
Leggett & Platt, Inc.	6,673	127,855
Parker Hannifin Corp.	9,863	1,102,979
Pentair, Inc.	9,659	320,486
SPX Corp.	2,144	198,449
Teleflex, Inc.	1,476	115,010
Trinity Industries, Inc.	381	14,303
		5,305,272
Diversified Operations — 0.1%
Leucadia National Corp.	6,176	297,807
E-Commerce/Services — 0.6%
Expedia, Inc.†	7,616	242,798
IAC/InterActive Corp.†	6,139	182,144
Liberty Media Corp., Series A†	9,843	189,084
Monster Worldwide, Inc.†	21,500	732,290
		1,346,316
Electric Products-Misc. — 0.0%
Molex, Inc.	2,229	60,027
Electric-Integrated — 10.5%
Alliant Energy Corp.	4,285	164,201
Ameren Corp.	42,198	2,215,395
American Electric Power Co., Inc.	30,335	1,397,837
CMS Energy Corp.	110,988	1,866,818
Consolidated Edison, Inc.	10,190	471,797
Constellation Energy Group, Inc.	5,346	458,633
DPL, Inc.	51,656	1,356,487
DTE Energy Co.	6,632	321,254
Edison International	36,572	2,027,917
Energy East Corp.	5,953	161,029
Entergy Corp.	22,239	2,408,261
FirstEnergy Corp.	15,157	960,044
Great Plains Energy, Inc.	3,239	93,316
Hawaiian Electric Industries, Inc.	3,087	67,019
Integrys Energy Group, Inc.	2,851	146,057
MDU Resources Group, Inc.	6,850	190,704
NiSource, Inc.	91,524	1,751,769
Northeast Utilities	67,622	1,931,960
NSTAR	4,023	140,041
OGE Energy Corp.	3,456	114,394
Pepco Holdings, Inc.	7,273	196,953
PG&E Corp.	38,899	1,859,372
Pinnacle West Capital Corp.	3,776	149,190
PPL Corp.	43,897	2,032,431
Progress Energy, Inc.	9,713	455,054
Puget Energy, Inc.	31,602	773,301
SCANA Corp.	6,915	267,887

Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
Sierra Pacific Resources	7,118	$111,966
TECO Energy, Inc.	7,896	129,731
Wisconsin Energy Corp.	18,322	825,040
Xcel Energy, Inc.	15,404	331,802
		25,377,660
Electronic Components-Misc. — 0.1%
AVX Corp.	1,528	24,601
Jabil Circuit, Inc.	2,565	58,584
Sanmina-SCI Corp.†	15,529	32,921
Solectron Corp.†	23,111	90,133
Vishay Intertechnology, Inc.	5,788	75,418
		281,657
Electronic Components-Semiconductors — 0.6%
Advanced Micro Devices, Inc.†	12,346	162,967
Cree, Inc.	2,384	74,143
Fairchild Semiconductor International, Inc.	2,741	51,202
International Rectifier Corp.	2,114	69,741
Intersil Corp., Class A	2,306	77,090
LSI Logic Corp.†	43,458	322,458
Micron Technology, Inc.†	19,203	213,153
National Semiconductor Corp.	19,328	524,175
QLogic Corp.†	607	8,164
Rambus, Inc.†	828	15,823
		1,518,916
Electronic Connectors — 0.7%
Amphenol Corp., Class A	41,268	1,640,816
Electronic Design Automation — 0.8%
Cadence Design Systems, Inc.	86,791	1,925,892
Electronic Measurement Instruments — 0.0%
Tektronix, Inc.	2,382	66,077
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.	2,100	89,292
Avnet, Inc.	2,325	92,674
		181,966
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	3,130	319,698
Engineering/R&D Services — 0.6%
KBR, Inc.	31,489	1,220,829
Shaw Group, Inc.†	259	15,048
URS Corp.†	1,510	85,239
		1,321,116
Engines-Internal Combustion — 0.3%
Cummins, Inc.	5,900	754,551
Enterprise Software/Service — 0.5%
CA, Inc.	5,817	149,613
Novell, Inc.†	11,429	87,318
Sybase, Inc.†	42,400	980,712
		1,217,643
Entertainment Software — 0.5%
Activision, Inc.	52,626	1,136,195
Filtration/Separation Products — 0.0%
Pall Corp.	403	15,677

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Finance-Auto Loans — 0.0%
AmeriCredit Corp.	4,140	$72,781
Finance-Commercial — 0.5%
CapitalSource, Inc.	1,937	39,205
CIT Group, Inc.	26,296	1,057,099
		1,096,304
Finance-Consumer Loans — 0.0%
Student Loan Corp.	151	27,228
Finance-Investment Banker/Broker — 0.3%
AG Edwards, Inc.	381	31,909
E*TRADE Financial Corp.†	10,034	131,044
Jefferies Group, Inc.	4,725	131,497
Lazard, Ltd.	5,809	246,302
Raymond James Financial, Inc.	3,544	116,420
		657,172
Finance-Mortgage Loan/Banker — 0.0%
IndyMac Bancorp, Inc.	2,772	65,447
Finance-Other Services — 0.0%
The Nasdaq Stock Market, Inc.†	849	31,990
Financial Guarantee Insurance — 1.0%
Ambac Financial Group, Inc.	25,045	1,575,581
MBIA, Inc.	4,927	300,793
MGIC Investment Corp.	3,129	101,098
PMI Group, Inc.	11,067	361,891
Radian Group, Inc.	3,023	70,376
		2,409,739
Food-Canned — 0.0%
Del Monte Foods Co.	7,606	79,863
Food-Confectionery — 0.1%
The Hershey Co.	1,866	86,601
The J. M. Smucker Co.	2,133	113,945
WM Wrigley Jr. Co.	1,083	69,561
		270,107
Food-Dairy Products — 0.3%
Dean Foods Co.	27,974	715,575
Food-Meat Products — 0.6%
Hormel Foods Corp.	2,785	99,647
Smithfield Foods, Inc.	39,279	1,237,289
Tyson Foods, Inc., Class A	9,952	177,643
		1,514,579
Food-Misc. — 0.6%
Campbell Soup Co.	3,755	138,935
ConAgra Foods, Inc.	26,963	704,543
Corn Products International, Inc.	2,804	128,620
H.J. Heinz Co.	5,494	253,823
McCormick & Co., Inc.	1,659	59,674
Sara Lee Corp.	13,199	220,291
		1,505,886
Food-Retail — 1.3%
Safeway, Inc.	64,002	2,119,106
The Kroger Co.	36,400	1,038,128
		3,157,234

Security Description	Shares	Value (Note 2)
Food-Wholesale/Distribution — 0.7%
SUPERVALU, Inc.	45,419	$1,771,795
Forestry — 0.1%
Plum Creek Timber Co., Inc.	6,139	274,782
Funeral Services & Related Items — 0.1%
Service Corp. International	11,074	142,855
Gas-Distribution — 0.7%
AGL Resources, Inc.	2,930	116,087
Atmos Energy Corp.	3,345	94,730
Energen Corp.	2,702	154,338
ONEOK, Inc.	4,183	198,274
Sempra Energy	9,938	577,597
Southern Union Co.	4,049	125,964
Southwest Gas Corp.	9,100	257,439
UGI Corp.	4,002	103,972
Vectren Corp.	2,882	78,650
		1,707,051
Home Decoration Products — 1.0%
Newell Rubbermaid, Inc.	86,108	2,481,633
Hospital Beds/Equipment — 0.1%
Hillenbrand Industries, Inc.	1,926	105,969
Kinetic Concepts, Inc.†	365	20,542
		126,511
Hotels/Motels — 0.1%
Orient-Express Hotels, Ltd.	85	4,358
Wyndham Worldwide Corp.	6,359	208,321
		212,679
Independent Power Producers — 0.3%
Dynegy, Inc., Class A†	10,675	98,637
Mirant Corp.†	3,036	123,505
NRG Energy, Inc.†	1,780	75,276
Reliant Energy, Inc.†	12,869	329,446
		626,864
Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	4,316	421,932
Airgas, Inc.	11,320	584,452
		1,006,384
Instruments-Scientific — 0.4%
Applera Corp.	5,727	198,383
PerkinElmer, Inc.	29,294	855,678
		1,054,061
Insurance Brokers — 0.3%
AON Corp.	11,060	495,599
Arthur J. Gallagher & Co.	3,003	86,997
Erie Indemnity Co.	1,466	89,616
		672,212
Insurance-Life/Health — 1.5%
Conseco, Inc.†	70,704	1,131,264
Genworth Financial, Inc., Class A	16,381	503,388
Nationwide Financial Services, Inc., Class A	1,994	107,317
Principal Financial Group	9,523	600,806
Protective Life Corp.	2,640	112,042
Reinsurance Group of America, Inc.	1,107	62,756
StanCorp Financial Group, Inc.	2,012	99,614

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Insurance-Life/Health (continued)
Torchmark Corp.	3,597	$224,165
UnumProvident Corp.	29,337	717,876
		3,559,228
Insurance-Multi-line — 2.0%
ACE, Ltd.	13,400	811,638
American Financial Group, Inc.	3,098	88,355
American National Insurance Co.	591	77,746
Assurant, Inc.	15,818	846,263
Cincinnati Financial Corp.	6,467	280,086
CNA Financial Corp.	1,020	40,106
Hanover Insurance Group, Inc.	1,840	81,310
HCC Insurance Holdings, Inc.	2,398	68,679
Old Republic International Corp.	8,717	163,356
Unitrin, Inc.	1,719	85,245
XL Capital, Ltd., Class A	27,885	2,208,492
		4,751,276
Insurance-Property/Casualty — 1.0%
Alleghany Corp.†	183	74,298
Arch Capital Group, Ltd.†	1,917	142,644
Fidelity National Title Group, Inc., Class A	8,349	145,940
First American Corp.	3,640	133,297
Markel Corp.†	375	181,500
Mercury General Corp.	1,001	53,984
OneBeacon Insurance Group, Ltd.	1,066	22,972
Philadelphia Consolidated Holding Corp.†	9,506	392,978
SAFECO Corp.	13,500	826,470
W.R. Berkley Corp.	4,693	139,054
Wesco Financial Corp.	53	21,094
White Mountains Insurance Group, Ltd.	343	178,274
		2,312,505
Insurance-Reinsurance — 2.0%
Allied World Assurance Holdings, Ltd.	2,275	118,095
Axis Capital Holdings, Ltd.	5,792	225,367
Endurance Specialty Holdings, Ltd.	2,211	91,867
Everest Re Group, Ltd.	13,186	1,453,624
PartnerRe, Ltd.	29,216	2,307,772
RenaissanceRe Holdings, Ltd.	9,368	612,761
Transatlantic Holdings, Inc.	651	45,785
		4,855,271
Internet Infrastructure Software — 0.1%
Openwave Systems, Inc.	32,000	140,160
Internet Security — 0.8%
CheckFree Corp.	644	29,972
McAfee, Inc.	54,300	1,893,441
		1,923,413
Investment Companies — 0.2%
Allied Capital Corp.	5,736	168,581
American Capital Strategies, Ltd.	6,086	260,055
		428,636
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	8,862	559,281
BlackRock, Inc.	1,034	179,306

Security Description	Shares	Value (Note 2)
Investment Management/ Advisor Services (continued)
Janus Capital Group, Inc.	1,571	$44,428
Legg Mason, Inc.	2,919	246,042
		1,029,057
Leisure Products — 0.0%
Brunswick Corp.	3,404	77,815
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,221	45,299
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	616	51,732
Lincoln Electric Holdings, Inc.	512	39,736
		91,468
Machinery-Farming — 0.0%
AGCO Corp.	1,192	60,518
Machinery-General Industrial — 0.0%
Gardner Denver, Inc.†	1,992	77,688
Machinery-Pumps — 0.0%
Flowserve Corp.	217	16,531
Medical Information Systems — 0.4%
IMS Health, Inc.	29,191	894,412
Medical Instruments — 0.2%
Beckman Coulter, Inc.	439	32,381
Edwards Lifesciences Corp.	10,500	517,755
		550,136
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	430	24,841
Medical Products — 0.1%
Covidien, Ltd.†	2,200	91,300
The Cooper Cos., Inc.	1,006	52,734
		144,034
Medical-Biomedical/Gene — 0.1%
Charles River Laboratories International, Inc.	1,671	93,827
Invitrogen Corp.	1,099	89,821
Millennium Pharmaceuticals, Inc.	5,419	55,003
		238,651
Medical-Drugs — 0.6%
King Pharmaceuticals, Inc.†	128,379	1,504,602
PharMerica Corp.†	325	4,849
		1,509,451
Medical-Generic Drugs — 0.8%
Mylan Laboratories, Inc.	109,900	1,754,004
Watson Pharmaceuticals, Inc.†	1,618	52,423
		1,806,427
Medical-HMO — 0.4%
Aetna, Inc.	10,900	591,543
Coventry Health Care, Inc.†	4,155	258,482
Health Net, Inc.	4,052	219,011
		1,069,036
Medical-Hospitals — 0.1%
Community Health Systems, Inc.	3,296	103,626
Health Management Assoc., Inc.	9,127	63,341
LifePoint Hospitals, Inc.	2,175	65,272

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical-Hospitals (continued)
Tenet Healthcare Corp.†	4,027	$13,531
Universal Health Services, Inc., Class B	1,240	67,481
		313,251
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	3,901	176,832
Metal Processors & Fabrication — 1.0%
Commercial Metals Co.	22,255	704,371
Ternium SA ADR	6,500	204,100
Timken Co.	40,575	1,507,361
		2,415,832
Motion Pictures & Services — 0.0%
Dreamworks Animation SKG, Inc., Class A†	517	17,278
Multimedia — 0.1%
The E.W. Scripps Co., Class A	3,392	142,464
Music — 0.0%
Warner Music Group Corp.	605	6,110
Networking Products — 0.1%
Juniper Networks, Inc.†	6,037	221,015
Non-Hazardous Waste Disposal — 0.9%
Allied Waste Industries, Inc.†	164,515	2,097,566
Republic Services, Inc.	664	21,720
		2,119,286
Office Automation & Equipment — 0.7%
Pitney Bowes, Inc.	8,606	390,884
Xerox Corp.†	75,840	1,315,066
		1,705,950
Office Furnishings-Original — 0.0%
Steelcase, Inc. Class A	647	11,633
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	586	33,414
Oil & Gas Drilling — 0.8%
ENSCO International, Inc.	410	23,001
GlobalSantaFe Corp.	20,000	1,520,400
Helmerich & Payne, Inc.	3,892	127,775
Nabors Industries, Ltd.†	1,251	38,493
Patterson-UTI Energy, Inc.	5,903	133,231
Pride International, Inc.	1,618	59,138
Rowan Cos., Inc.	1,192	43,603
		1,945,641
Oil Companies-Exploration & Production — 3.5%
Chesapeake Energy Corp.	7,237	255,177
Cimarex Energy Co.	3,137	116,853
Continental Resources, Inc.†	593	10,757
EOG Resources, Inc.	41,505	3,002,057
Forest Oil Corp.	2,971	127,872
Murphy Oil Corp.	7,087	495,310
Newfield Exploration Co.	4,896	235,791
Noble Energy, Inc.	5,522	386,761
Pioneer Natural Resources Co.	4,650	209,157
Plains Exploration & Production Co.	2,701	119,438
Pogo Producing Co.	2,203	117,001
Range Resources Corp.	81,405	3,309,927

Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production (continued)
St. Mary Land & Exploration Co.	2,365	$84,360
Unit Corp.†	381	18,440
W&T Offshore, Inc.	391	9,533
		8,498,434
Oil Companies-Integrated — 1.1%
Hess Corp.	39,158	2,605,182
Oil Refining & Marketing — 0.2%
Frontier Oil Corp.	2,063	85,903
Tesoro Corp.	8,400	386,568
Western Refining, Inc.	492	19,966
		492,437
Oil-Field Services — 1.2%
Halliburton Co.	42,861	1,645,862
Helix Energy Solutions Group, Inc.†	695	29,510
Oil States International, Inc.†	4,400	212,520
SEACOR Holdings, Inc.†	911	86,636
Tidewater, Inc.	727	45,684
W-H Energy Services, Inc.†	6,477	477,679
Weatherford International, Ltd.†	6,293	422,764
		2,920,655
Optical Supplies — 0.2%
Bausch & Lomb, Inc.	7,404	473,856
Paper & Related Products — 1.5%
Bowater, Inc.	48,200	719,144
Domtar Corp.†	69,754	571,983
International Paper Co.	17,800	638,486
Louisiana-Pacific Corp.	3,930	66,692
MeadWestvaco Corp.	37,348	1,102,886
Rayonier, Inc.	2,739	131,582
Smurfit-Stone Container Corp.†	9,606	112,198
Temple-Inland, Inc.	3,986	209,783
		3,552,754
Pharmacy Services — 0.1%
Omnicare, Inc.	4,024	133,315
Photo Equipment & Supplies — 0.1%
Eastman Kodak Co.	10,837	289,998
Physical Therapy/Rehabilation Centers — 0.3%
Healthsouth Corp.†	34,600	605,846
Pipelines — 1.8%
El Paso Corp.	26,378	447,635
Equitable Resources, Inc.	4,999	259,298
National Fuel Gas Co.	3,144	147,171
Questar Corp.	2,137	112,256
Spectra Energy Corp.	23,801	582,648
Williams Cos., Inc.	84,367	2,873,540
		4,422,548
Power Converter/Supply Equipment — 0.6%
Hubbell, Inc., Class B	26,294	1,501,913
Printing-Commercial — 0.8%
R.R. Donnelley & Sons Co.	54,595	1,995,993
Publishing-Newspapers — 0.3%
Gannett Co., Inc.	8,840	386,308
McClatchy Co., Class A	1,702	34,006

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Publishing-Newspapers (continued)
The New York Times Co., Class A	4,031	$79,652
The Washington Post Co., Class B	221	177,419
Tribune Co.	3,138	85,730
		763,115
Publishing-Periodicals — 0.2%
Idearc, Inc.	11,731	369,175
Racetrack — 0.0%
International Speedway Corp., Class A	1,310	60,077
Real Estate Investment Trusts — 6.2%
AMB Property Corp.	3,753	224,467
Annaly Mtg. Management, Inc.	38,018	605,627
Apartment Investment & Management Co., Class A	29,113	1,313,870
Archstone-Smith Trust	8,397	504,996
AvalonBay Communities, Inc.	3,000	354,180
Boston Properties, Inc.	3,860	401,054
Brandywine Realty Trust	22,309	564,641
BRE Properties, Inc., Class A	1,910	106,826
Camden Property Trust	8,440	542,270
CBL & Associates Properties, Inc.	2,472	86,644
Colonial Properties Trust	1,751	60,059
DCT Industrial Trust, Inc.	39,500	413,565
Developers Diversified Realty Corp.	12,462	696,252
Douglas Emmett, Inc.	3,899	96,422
Duke Realty Corp.	1,387	46,894
Equity Residential	10,952	463,927
Essex Property Trust, Inc.	498	58,550
Federal Realty Investment Trust	1,021	90,461
General Growth Properties, Inc.	3,652	195,820
HCP Inc.	7,761	257,432
Health Care REIT, Inc.	2,654	117,413
Highwoods Properties, Inc.	23,869	875,276
Hospitality Properties Trust	3,536	143,738
Host Marriott Corp.	47,365	1,062,871
HRPT Properties Trust	7,983	78,952
iStar Financial, Inc.	4,828	164,104
Kimco Realty Corp.	8,088	365,658
Liberty Property Trust	25,910	1,041,841
Mack-Cali Realty Corp.	16,854	692,699
Pennsylvania Real Estate Investment Trust	21,957	855,006
ProLogis	1,208	80,151
Public Storage, Inc.	4,339	341,262
Regency Centers Corp.	2,617	200,855
SL Green Realty Corp.	2,238	261,331
Taubman Centers, Inc.	905	49,549
Thornburg Mtg., Inc.	4,552	58,493
Vornado Realty Trust	13,028	1,424,612
		14,897,768
Rental Auto/Equipment — 0.1%
Avis Budget Group, Inc.	2,472	56,584
Hertz Global Holdings, Inc.†	4,203	95,492
United Rentals, Inc.	3,076	98,955
		251,031

Security Description	Shares	Value (Note 2)
Retail-Apparel/Shoe — 0.6%
AnnTaylor Stores Corp.	487	$15,423
Foot Locker, Inc.	49,049	751,921
Ross Stores, Inc.	11,404	292,399
The Gap, Inc.	22,588	416,523
		1,476,266
Retail-Automobile — 0.1%
AutoNation, Inc.†	5,928	105,044
Copart, Inc.	173	5,950
Penske Auto Group, Inc.	2,109	42,686
		153,680
Retail-Bookstore — 0.0%
Barnes & Noble, Inc.	1,766	62,269
Retail-Consumer Electronics — 0.0%
Circuit City Stores, Inc.	3,652	28,887
RadioShack Corp.	1,522	31,445
		60,332
Retail-Discount — 0.0%
BJ's Wholesale Club, Inc.	2,460	81,574
Retail-Drug Store — 0.1%
Rite Aid Corp.†	25,642	118,466
Retail-Major Department Stores — 0.4%
J.C. Penney Co., Inc.	15,000	950,550
Saks, Inc.	743	12,742
		963,292
Retail-Office Supplies — 0.6%
OfficeMax, Inc.	42,535	1,457,674
Retail-Regional Department Stores — 0.3%
Dillard's, Inc., Class A	2,306	50,340
Macy's, Inc.	21,576	697,336
		747,676
Retail-Restaurants — 0.4%
Brinker International, Inc.	31,900	875,336
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.	1,074	42,756
Rubber-Tires — 0.3%
The Goodyear Tire & Rubber Co.†	21,500	653,815
Savings & Loans/Thrifts — 0.8%
Astoria Financial Corp.	22,570	598,782
Capitol Federal Financial	256	8,755
Hudson City Bancorp, Inc.	48,651	748,253
New York Community Bancorp, Inc.	11,806	224,904
People's United Financial, Inc.	2,508	43,338
Sovereign Bancorp, Inc.	16,151	275,213
TFS Financial Corp.†	3,262	42,210
Washington Federal, Inc.	3,290	86,396
		2,027,851
Semiconductor Equipment — 0.3%
Novellus Systems, Inc.†	1,661	45,279
Teradyne, Inc.†	3,538	48,824
Tessera Technologies, Inc.†	18,689	700,838
		794,941

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Semiconductors Components-Intergrated Circuits — 0.1%
Atmel Corp.	18,414	$95,016
Integrated Device Technology, Inc.	4,948	76,595
		171,611
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	144	6,774
Steel-Producers — 0.7%
Carpenter Technology Corp.	438	56,944
Nucor Corp.	14,100	838,527
Reliance Steel & Aluminum Co.	2,233	126,254
Steel Dynamics, Inc.	2,371	110,726
United States Steel Corp.	4,457	472,174
		1,604,625
Telecom Equipment-Fiber Optics — 0.8%
JDS Uniphase Corp.†	134,167	2,007,138
Telecom Services — 1.5%
Clearwire Corp. Class A†	874	21,360
Embarq Corp.	60,546	3,366,358
Virgin Media, Inc.	11,042	267,989
		3,655,707
Telecommunication Equipment — 1.7%
ADC Telecommunications, Inc.	68,917	1,351,462
Avaya, Inc.†	68,857	1,167,815
Tellabs, Inc.†	154,890	1,474,553
		3,993,830
Telephone-Integrated — 3.2%
CenturyTel, Inc.	24,626	1,138,214
Cincinnati Bell, Inc.†	77,010	380,429
Citizens Communications Co.	10,628	152,193
Qwest Communications International, Inc.†	527,602	4,832,834
TeleCorp PCS, Inc.	310	—
Telephone and Data Systems, Inc.	2,133	142,378
Windstream Corp.	73,054	1,031,523
		7,677,571
Television — 0.0%
Central European Media Enterprises, Ltd. Class A†	118	10,822
Hearst-Argyle Television, Inc.	931	24,169
		34,991
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.	2,074	168,616
Theater — 0.0%
Regal Entertainment Group, Class A	557	12,226
Tobacco — 0.4%
Loews Corp. - Carolina Group	5,726	470,849
Reynolds American, Inc.	5,394	343,004
UST, Inc.	2,703	134,069
		947,922
Tools-Hand Held — 0.6%
Black & Decker Corp.	1,200	99,960
Snap-on, Inc.	23,784	1,178,260
Stanley Works	2,133	119,725
		1,397,945

Security Description	Shares/ Principal Amount	Value (Note 2)
Toys — 0.4%
Hasbro, Inc.	3,980	$110,963
Mattel, Inc.	30,779	722,075
		833,038
Transport-Equipment & Leasng — 0.0%
GATX Corp.	1,174	50,188
Transport-Marine — 0.1%
Alexander & Baldwin, Inc.	1,616	81,010
Overseas Shipholding Group, Inc.	1,251	96,115
Teekay Corp.	1,520	89,391
		266,516
Transport-Rail — 0.5%
CSX Corp.	13,651	583,307
Kansas City Southern†	1,154	37,124
Norfolk Southern Corp.	13,030	676,388
		1,296,819
Transport-Services — 0.4%
Laidlaw International, Inc.	2,990	105,308
Ryder System, Inc.	19,303	945,847
		1,051,155
Transport-Truck — 0.5%
Con-way, Inc.	378	17,388
J.B. Hunt Transport Services, Inc.	16,600	436,580
Landstar System, Inc.	14,455	606,676
YRC Worldwide, Inc.	2,166	59,175
		1,119,819
Water — 0.0%
Aqua America, Inc.	4,655	105,575
Wireless Equipment — 0.0%
Crown Castle International Corp.†	1,589	64,561
Total Common Stock (cost $208,008,932)		232,573,629
EXCHANGE TRADED FUNDS — 1.4%
Index Fund — 1.4%
iShares Russell Midcap Value Index Fund (cost $3,514,556)	23,000	3,479,900
Total Long-Term Investment Securities (cost $211,523,488)		236,053,529
SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Agencies — 0.3%
Federal Home Loan Bank Cons. Disc. Notes 4.00% due 10/02/07	$600,000	600,000
U.S. Government Treasuries — 0.0%
United States Treasury Bills 3.85% due 12/13/07(1)	55,000	54,595
Total Short-Term Investment Securities (cost $654,571)		654,595

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 1.9%
Agreement with State Street Bank & Trust Co., bearing interest at 3.15%, dated 09/28/07, to be repurchased 10/01/07 in the amount of $134,035 and collateralized by $145,000 of United States Treasury Bonds, bearing interest at 4.50%, due 02/15/36 and having an approximate value of $138,838	$134,000	$134,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 09/28/07, to be repurchased 10/01/07 in the amount of $2,044,426 and collateralized by $1,610,000 of United States Treasury Bonds, bearing interest at 7.88%, due 02/15/21 and having an approximate value of $2,091,004	2,044,000	2,044,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.85%, dated 09/28/07, to be repurchased 10/01/07 in the amount of $2,400,770 and collateralized by $1,460,000 of United States Treasury Bonds, bearing interest at 4.50%, due 08/15/36 and having an approximate value of $2,451,200	2,400,000	2,400,000
Total Repurchase Agreements (cost $4,578,000)		4,578,000
TOTAL INVESTMENTS (cost $216,756,059)(2)	99.8%	241,286,124
Other assets less liabilities	0.2	557,136
NET ASSETS	100.0%	$241,843,260

†  Non-income producing security

(1)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(2)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of September 30, 2007	Unrealized Appreciation (Depreciation)
2	Long	S&P Midcap 400 Index	December 2007	$868,059	$893,300	$25,241

See Notes to Financial Statements

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited)

Industry Allocation*
Repurchase Agreements	9.2%
Banks-Commercial	4.6
Real Estate Investment Trusts	3.4
Commercial Services-Finance	2.5
Machinery-General Industrial	2.0
Physical Therapy/Rehabilation Centers	2.0
Semiconductor Equipment	2.0
Electronic Components-Semiconductors	1.9
Oil Companies-Exploration & Production	1.9
Retail-Apparel/Shoe	1.8
Data Processing/Management	1.6
Finance-Investment Banker/Broker	1.6
Aerospace/Defense-Equipment	1.4
Index Fund-Small Cap	1.2
Metal Processors & Fabrication	1.2
Commercial Services	1.1
Human Resources	1.1
Insurance-Property/Casualty	1.1
Retail-Restaurants	1.1
Telecom Services	1.1
E-Commerce/Products	1.0
Enterprise Software/Service	1.0
Networking Products	1.0
Printing-Commercial	1.0
Insurance-Multi-line	0.9
Medical-Biomedical/Gene	0.9
X-Ray Equipment	0.9
Building & Construction Products-Misc.	0.8
Computer Aided Design	0.8
Consumer Products-Misc.	0.8
Oil Field Machinery & Equipment	0.8
Oil-Field Services	0.8
Power Converter/Supply Equipment	0.8
Retail-Convenience Store	0.8
Retail-Petroleum Products	0.8
Decision Support Software	0.7
Gas-Distribution	0.7
Telecommunication Equipment	0.7
Transport-Marine	0.7
Airlines	0.6
Computer Services	0.6
Consulting Services	0.6
Dental Supplies & Equipment	0.6
Electric-Integrated	0.6
Electronic Measurement Instruments	0.6
Medical-HMO	0.6
Retail-Discount	0.6
Transport-Services	0.6
Wireless Equipment	0.6
Applications Software	0.5
Auto/Truck Parts & Equipment-Original	0.5
Computer Graphics	0.5
Distribution/Wholesale	0.5
Finance-Consumer Loans	0.5
Food-Canned	0.5
Machinery-Electrical	0.5
Medical Instruments	0.5
Medical-Drugs	0.5
Miscellaneous Manufacturing	0.5
Real Estate Management/Services	0.5

Semiconductors Components-Intergrated Circuits	0.5%
Therapeutics	0.5
Building Products-Air & Heating	0.4
Building-Heavy Construction	0.4
Chemicals-Specialty	0.4
Diagnostic Equipment	0.4
Diversified Manufacturing Operations	0.4
Engineering/R&D Services	0.4
Federal Home Loan Bank	0.4
Footwear & Related Apparel	0.4
Home Furnishings	0.4
Instruments-Scientific	0.4
Internet Infrastructure Equipment	0.4
Internet Security	0.4
Machine Tools & Related Products	0.4
Medical Products	0.4
Medical-Outpatient/Home Medical	0.4
Registered Investment Companies	0.4
Rubber-Tires	0.4
Savings & Loans/Thrifts	0.4
Transactional Software	0.4
Banks-Fiduciary	0.3
Building Products-Cement	0.3
Casino Services	0.3
Electronic Components-Misc.	0.3
Financial Guarantee Insurance	0.3
Food-Retail	0.3
Insurance-Reinsurance	0.3
Medical-Hospitals	0.3
Retail-Leisure Products	0.3
Retirement/Aged Care	0.3
Seismic Data Collection	0.3
Tools-Hand Held	0.3
Veterinary Diagnostics	0.3
Apparel Manufacturers	0.2
Building & Construction-Misc.	0.2
Communications Software	0.2
Computers-Integrated Systems	0.2
Computers-Periphery Equipment	0.2
Drug Delivery Systems	0.2
Finance-Leasing Companies	0.2
Food-Meat Products	0.2
Food-Misc.	0.2
Golf	0.2
Insurance-Life/Health	0.2
Internet Connectivity Services	0.2
Investment Companies	0.2
Investment Management/Advisor Services	0.2
Medical Labs & Testing Services	0.2
Mining	0.2
Oil & Gas Drilling	0.2
Paper & Related Products	0.2
Physicians Practice Management	0.2
Real Estate Operations & Development	0.2
Rental Auto/Equipment	0.2
Retail-Automobile	0.2
Retail-Catalog Shopping	0.2
Retail-Regional Department Stores	0.2
Schools	0.2
Advanced Materials	0.1

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited) (continued)

Advertising Services	0.1%
Aerospace/Defense	0.1
Agricultural Chemicals	0.1
Auction Houses/Art Dealers	0.1
Batteries/Battery Systems	0.1
Broadcast Services/Program	0.1
Building Products-Light Fixtures	0.1
Building-Maintance & Services	0.1
Building-MobileHome/Manufactured Housing	0.1
Building-Residential/Commerical	0.1
Cable TV	0.1
Cellular Telecom	0.1
Chemicals-Diversified	0.1
Chemicals-Plastics	0.1
Coal	0.1
Computer Software	0.1
Computers	0.1
Computers-Memory Devices	0.1
Containers-Metal/Glass	0.1
Cosmetics & Toiletries	0.1
Diagnostic Kits	0.1
Direct Marketing	0.1
Disposable Medical Products	0.1
Diversified Operations/Commerical Services	0.1
E-Commerce/Services	0.1
E-Marketing/Info	0.1
E-Services/Consulting	0.1
Educational Software	0.1
Electric Products-Misc.	0.1
Electric-Transmission	0.1
Electronic Design Automation	0.1
Electronic Security Devices	0.1
Energy-Alternate Sources	0.1
Entertainment Software	0.1
Environmental Monitoring & Detection	0.1
Finance-Other Services	0.1
Food-Wholesale/Distribution	0.1
Gambling (Non-Hotel)	0.1
Hotels/Motels	0.1
Identification Systems	0.1
Industrial Automated/Robotic	0.1
Instruments-Controls	0.1
Insurance Brokers	0.1
Internet Application Software	0.1
Internet Content-Information/News	0.1
Internet Financial Services	0.1
Internet Infrastructure Software	0.1
Internet Telephone	0.1
Intimate Apparel	0.1
Lasers-System/Components	0.1
Machinery-Construction & Mining	0.1
Machinery-Material Handling	0.1
Medical Information Systems	0.1
Medical-Generic Drugs	0.1
Medical-Nursing Homes	0.1
Metal-Aluminum	0.1
Metal-Diversified	0.1
Multimedia	0.1
Non-Ferrous Metals	0.1
Non-Hazardous Waste Disposal	0.1
Office Furnishings-Original	0.1

Office Supplies & Forms	0.1%
Oil Refining & Marketing	0.1
Poultry	0.1
Radio	0.1
Recreational Centers	0.1
Research & Development	0.1
Resorts/Theme Parks	0.1
Retail-Pawn Shops	0.1
Retail-Sporting Goods	0.1
Specified Purpose Acquisitions	0.1
Steel Pipe & Tube	0.1
Steel-Producers	0.1
Telecom Equipment-Fiber Optics	0.1
Telephone-Integrated	0.1
Tobacco	0.1
Toys	0.1
Transport-Truck	0.1
U.S. Government Treasuries	0.1
Water	0.1
Web Hosting/Design	0.1
Web Portals/ISP	0.1
Wire & Cable Products	0.1
97.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 85.8%
Advanced Materials — 0.1%
Ceradyne, Inc.†	1,450	$109,823
Hexcel Corp.†	5,022	114,050
		223,873
Advertising Services — 0.1%
Greenfield Online, Inc.†	1,223	18,651
inVentiv Health, Inc.†	1,653	72,434
Marchex, Inc., Class B	1,455	13,837
		104,922
Aerospace/Defense — 0.1%
Aerovironment, Inc.†	362	8,330
Esterline Technologies Corp.†	1,363	77,759
MTC Technologies, Inc.†	493	9,520
Teledyne Technologies, Inc.†	1,869	99,786
TransDigm Group, Inc.†	487	22,261
United Industrial Corp.	421	31,684
		249,340
Aerospace/Defense-Equipment — 1.4%
AAR Corp.†	1,985	60,225
Argon ST, Inc.†	678	13,424
Curtiss-Wright Corp.	2,367	112,432
DRS Technologies, Inc.	16,490	908,929
GenCorp, Inc.†	3,044	36,406
HEICO Corp.	1,359	67,080
HEICO Corp., Class A	23,270	919,165
Innovative Solutions and Support, Inc.†	660	12,520
Kaman Corp., Class A	1,308	45,205
Limco-Piedmont, Inc.†	18,664	247,671
Moog, Inc., Class A†	2,023	88,891
Orbital Sciences Corp.†	21,893	486,900
Sequa Corp., Class A†	384	63,660
Triumph Group, Inc.	878	71,741
		3,134,249
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	2,952	224,086
UAP Holding Corp.	2,738	85,864
		309,950
Agricultural Operations — 0.0%
Alico, Inc.	189	8,191
Andersons, Inc.	838	40,241
Cadiz, Inc.†	620	11,718
Maui Land & Pineapple Co., Inc.†	231	7,032
Tejon Ranch Co.†	609	25,212
		92,394
Airlines — 0.6%
AirTran Holdings, Inc.†	65,783	647,305
Alaska Air Group, Inc.†	2,145	49,528
Allegiant Travel Co.†	275	8,338
ExpressJet Holdings, Inc.†	2,824	8,726
JetBlue Airways Corp.†	9,492	87,516
Midwest Air Group, Inc.†	1,367	22,487
Pinnacle Airlines Corp.†	1,022	16,373
Republic Airways Holdings, Inc.†	1,958	41,451
Skywest, Inc.	14,424	363,052
		1,244,776

Security Description	Shares	Value (Note 2)
Alternative Waste Technology — 0.0%
Calgon Carbon Corp.†	2,191	$30,587
Darling International, Inc.†	4,350	43,021
Rentech, Inc.†	9,089	19,632
		93,240
Apparel Manufacturers — 0.2%
Carter's, Inc.†	3,104	61,925
Columbia Sportswear Co.	743	41,095
G-III Apparel Group, Ltd.†	681	13,409
Gymboree Corp.†	1,636	57,653
Kellwood Co.	1,446	24,654
Maidenform Brands, Inc.†	1,281	20,342
Oxford Industries, Inc.	842	30,413
Quiksilver, Inc.†	6,604	94,437
True Religion Apparel, Inc.†	725	12,760
Volcom, Inc.†	798	33,931
		390,619
Applications Software — 0.5%
Actuate Corp.†	3,373	21,756
American Reprographics Co.†	1,617	30,270
EPIQ Systems, Inc.†	41,563	782,216
Nuance Communications, Inc.†	7,017	135,498
OpenTV Corp. Class A†	4,742	7,018
PDF Solutions, Inc.†	1,182	11,678
Progress Software Corp.†	2,182	66,115
Quest Software, Inc.†	3,634	62,359
SourceForge, Inc.†	3,518	8,619
Unica Corp.†	511	5,739
Visual Sciences, Inc.†	1,060	15,306
		1,146,574
Athletic Equipment — 0.0%
Nautilus, Inc.	1,641	13,079
Athletic Footwear — 0.0%
K-Swiss, Inc., Class A	1,343	30,768
Auction Houses/Art Dealers — 0.1%
Premier Exhibitions, Inc.†	1,615	24,354
Sotheby's	3,521	168,269
		192,623
Audio/Video Products — 0.0%
DTS, Inc.†	945	28,699
Tivo, Inc.†	5,305	33,687
Universal Electronics, Inc.†	800	26,000
		88,386
Auto Repair Centers — 0.0%
Midas, Inc.†	769	14,511
Monro Muffler Brake, Inc.	692	23,383
		37,894
Auto-Heavy Duty Trucks — 0.0%
A.S.V., Inc.†	1,058	14,844
Force Protection, Inc.†	3,627	78,561
		93,405
Auto-Truck Trailers — 0.0%
Wabash National Corp.	1,586	17,906

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Auto/Truck Parts & Equipment-Original — 0.5%
Accuride Corp.†	1,224	$14,823
American Axle & Manufacturing Holdings, Inc.	2,389	60,322
Amerigon, Inc.†	1,207	20,893
ArvinMeritor, Inc.	3,796	63,849
Hayes Lemmerz International, Inc.†	5,275	21,944
Keystone Automotive Industries, Inc.†	880	42,029
Lear Corp.†	4,076	130,840
Miller Industries, Inc.†	522	8,937
Modine Manufacturing Co.	1,737	46,239
Noble International, Ltd.	613	13,051
Spartan Motors, Inc.	1,766	29,713
Superior Industries International, Inc.	24,834	538,649
Tenneco, Inc.†	2,456	76,160
Titan International, Inc.	1,300	41,496
Visteon Corp.†	7,023	36,168
		1,145,113
Auto/Truck Parts & Equipment-Replacement — 0.0%
Aftermarket Technology Corp.†	1,184	37,580
Commercial Vehicle Group, Inc.†	1,113	14,280
Exide Technologies†	3,355	21,807
Standard Motor Products, Inc.	940	8,836
		82,503
Banks-Commercial — 4.6%
1st Source Corp.	717	16,419
Alabama National Bancorp.	906	70,596
AMCORE Financial, Inc.	1,199	29,879
AmericanWest Bancorp	965	18,924
Ameris Bancorp	705	12,746
Bancfirst Corp.	413	18,531
Banco Latinoamericano de Exportaciones SA	1,493	27,143
Bancorp, Inc.†	560	10,338
Bank Mutual Corp.	2,873	33,873
Bank of the Ozarks, Inc.	679	20,730
BankFinancial Corp.	1,297	20,519
Banner Corp.	793	27,271
Capital City Bank Group, Inc.	703	21,934
Capital Corp. of the West	10,600	195,252
Capitol Bancorp, Ltd.	796	19,765
Cascade Bancorp	1,167	25,977
Cascade Financial Corp.	42,670	654,131
Cass Information Systems, Inc.	330	11,804
Cathay General Bancorp	2,734	88,062
Centennial Bank Holdings, Inc.†	3,082	19,725
Center Financial Corp.	523	7,275
Central Pacific Financial Corp.	18,142	529,746
Chemical Financial Corp.	1,289	31,258
Chittenden Corp.	2,461	86,529
Citizens Republic Bancorp.	4,017	64,714
City Bank	17,398	499,671
City Holding Co.	891	32,441
City National Corp.	5,550	385,780
CoBiz Financial, Inc.	1,040	17,805
Columbia Banking System, Inc.	923	29,370
Community Bancorp Nevada†	542	13,626

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Community Bank Systems, Inc.	1,563	$30,510
Community Banks, Inc.	1,334	39,740
Community Trust Bancorp, Inc.	791	23,762
Corus Bankshares, Inc.	2,124	27,654
Cullen/Frost Bankers, Inc.	11,280	565,354
CVB Financial Corp.	3,564	41,699
Enterprise Financial Services Corp.	536	13,046
F.N.B. Corp.	3,218	53,226
First Bancorp	628	12,799
First BanCorp Puerto Rico	4,464	42,408
First Busey Corp.	1,319	28,899
First Charter Corp.	1,874	56,539
First Commonwealth Financial Corp.	3,971	43,919
First Community Bancorp	1,381	75,554
First Community Bancshares, Inc.	522	18,912
First Financial Bancorp	1,836	23,464
First Financial Bankshares, Inc.	1,113	44,720
First Financial Corp.	733	22,210
First Indiana Corp.	642	20,107
First Merchants Corp.	1,017	21,927
First Midwest Bancorp, Inc.	2,672	91,276
First Regional Bancorp†	438	10,744
First Security Group, Inc.	30,140	301,400
First South Bancorp, Inc.	444	11,615
First State Bancorp.	1,136	22,311
FirstMerit Corp.	4,295	84,869
Fremont General Corp.	3,525	13,747
Frontier Financial Corp.	2,093	48,830
Glacier Bancorp, Inc.	2,807	63,214
Great Southern Bancorp, Inc.	541	13,438
Greater Bay Bancorp	2,736	75,514
Greene County Bancshares, Inc.	632	23,036
Hancock Holding Co.	1,427	57,194
Hanmi Financial Corp.	2,199	34,063
Harleysville National Corp.	1,506	23,930
Heartland Financial USA, Inc.	661	13,584
Heritage Commerce Corp.	673	14,247
Home Bancshares, Inc.	598	13,030
Horizon Financial Corp.	639	12,959
IBERIABANK Corp.	8,653	455,580
Imperial Capital Bancorp, Inc.	288	8,136
Independent Bank Corp. (Maryland)	787	23,374
Independent Bank Corp. (Michigan)	1,176	12,995
Integra Bank Corp.	1,155	20,940
International Bancshares Corp.	2,734	59,328
Irwin Financial Corp.	985	10,855
Lakeland Bancorp, Inc.	995	13,512
Lakeland Financial Corp.	634	14,652
Macatawa Bank Corp.	813	11,000
MainSource Financial Group, Inc.	1,052	18,547
MB Financial, Inc.	1,945	67,200
Midwest Banc Holdings, Inc.	27,376	404,344
Nara BanCorp., Inc.	1,249	19,509
National Penn Bancshares, Inc.	2,637	43,141
NBT Bancorp, Inc.	1,830	39,784
Old National Bancorp	3,539	58,641
Old Second Bancorp, Inc.	679	19,351
Omega Financial Corp.	712	18,804

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Banks-Commercial (continued)
Oriental Financial Group, Inc.	1,087	$12,500
PAB Bankshares, Inc.	6,830	113,173
Pacific Capital Bancorp	2,504	65,855
Park National Corp.	648	56,506
Peoples Bancorp, Inc.	548	14,347
Pinnacle Financial Partners, Inc.†	808	23,287
Preferred Bank Los Angeles California	513	20,181
PrivateBancorp, Inc.	1,024	35,676
Prosperity Bancshares, Inc.	1,897	62,905
Provident Bankshares Corp.	1,719	53,856
Renasant Corp.	1,084	23,447
Republic Bancorp, Inc., Class A	494	7,825
Royal Bancshares of Pennsylvania, Inc., Class A	264	5,787
S&T Bancorp, Inc.	1,328	42,616
S.Y. Bancorp, Inc.	690	18,658
Sandy Spring Bancorp, Inc.	818	24,638
Santander Bancorp	213	2,735
SCBT Financial Corp.	519	17,926
Seacoast Banking Corp. of Florida	772	14,436
Security Bank Corp.	852	10,667
Sierra Bancorp	397	11,378
Signature Bank†	1,580	55,663
Simmons First National Corp., Class A	786	20,703
Southside Bancshares, Inc.	569	12,569
Southwest Bancorp, Inc.	810	15,244
Sterling Bancorp	972	13,608
Sterling Bancshares, Inc.	3,986	45,480
Sterling Financial Corp.	1,453	24,919
Suffolk Bancorp	567	18,178
Sun Bancorp, Inc.†	841	14,717
Superior Bancorp.†	1,961	17,316
Susquehanna Bancshares, Inc.	2,780	55,878
SVB Financial Group†	1,833	86,811
Taylor Capital Group, Inc.	301	8,407
Texas Capital Bancshares, Inc.†	1,217	26,458
The South Financial Group, Inc.	3,953	89,891
Tompkins Trustco, Inc.	4,742	188,257
TriCo Bancshares	791	17,616
TrustCo Bank Corp. NY	4,032	44,070
Trustmark Corp.	2,615	73,325
U.S.B. Holding Co., Inc.	587	13,636
UCBH Holdings, Inc.	44,743	782,108
UMB Financial Corp.	1,656	70,976
Umpqua Holding Corp.	40,338	807,163
Union Bankshares Corp.	695	15,783
United Bankshares, Inc.	2,044	62,219
United Community Banks, Inc.	2,214	54,287
United Security Bancshares	426	8,009
Univest Corp. of Pennsylvania	675	16,011
Virginia Commerce Bancorp, Inc.†	891	12,777
W Holding Co., Inc.	5,940	13,306
Washington Trust Bancorp, Inc.	594	16,020
WesBanco, Inc.	1,086	27,128
West Coast Bancorp.	815	23,154
Westamerica Bancorp.	1,609	80,144

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Western Alliance Bancorp.†	862	$20,317
Wilshire Bancorp, Inc.	924	10,136
Wintrust Financial Corp.	1,286	54,899
Yardville National Bancorp	556	18,698
		10,071,257
Banks-Fiduciary — 0.3%
Boston Private Financial Holdings, Inc.	1,977	55,040
State Street Corp.	7,691	524,218
		579,258
Batteries/Battery Systems — 0.1%
Energy Conversion Devices, Inc.†	2,119	48,144
EnerSys†	1,111	19,742
Greatbatch, Inc.†	1,203	31,988
Medis Technologies, Ltd.†	1,192	15,496
		115,370
Beverages-Non-alcoholic — 0.0%
Coca-Cola Bottling Co.	334	20,140
Jones Soda Co.†	1,344	16,209
National Beverage Corp.	499	4,231
		40,580
Brewery — 0.0%
Boston Beer Co., Inc., Class A†	500	24,330
Broadcast Services/Program — 0.1%
Acacia Research — Acacia Technologies†	1,581	23,209
CKX, Inc.†	1,967	24,214
Crown Media Holdings, Inc., Class A†	842	6,054
DG Fastchannel, Inc.†	767	18,086
Fisher Communications, Inc.†	325	16,207
Gray Television, Inc.	2,339	19,858
Nexstar Broadcasting Group, Inc. Class A†	661	6,934
World Wrestling Entertainment, Inc.	1,272	19,182
		133,744
Building & Construction Products-Misc. — 0.8%
Builders FirstSource, Inc.†	799	8,613
Drew Industries, Inc.†	980	39,866
Gibraltar Industries, Inc.	40,562	750,397
Interline Brands, Inc.†	1,497	34,416
NCI Building Systems, Inc.†	1,079	46,624
Patrick Industries, Inc.†	19,200	226,944
Simpson Manufacturing Co., Inc.	18,301	582,887
Trex Co., Inc.†	626	6,961
		1,696,708
Building & Construction-Misc. — 0.2%
Dycom Industries, Inc.†	9,702	297,172
Insituform Technologies, Inc., Class A†	1,507	22,952
Layne Christensen Co.†	746	41,388
		361,512
Building Products-Air & Heating — 0.4%
Aaon, Inc.	720	14,206
Comfort Systems USA, Inc.	2,128	30,217
Goodman Global, Inc.†	33,228	793,485
		837,908

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Building Products-Cement — 0.3%
Florida Rock Industries, Inc.	7,610	$475,549
Texas Industries, Inc.	1,455	114,217
US Concrete, Inc.†	1,769	11,658
		601,424
Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	1,557	40,389
PGT, Inc.†	654	5,186
		45,575
Building Products-Light Fixtures — 0.1%
Genlyte Group, Inc.†	1,518	97,547
LSI Industries, Inc.	955	19,596
		117,143
Building Products-Wood — 0.0%
Universal Forest Products, Inc.	908	27,149
Building-Heavy Construction — 0.4%
Granite Construction, Inc.	1,921	101,852
Perini Corp.†	12,552	702,033
Washington Group International, Inc.†	1,557	136,720
		940,605
Building-Maintance & Services — 0.1%
ABM Industries, Inc.	2,320	46,354
Healthcare Services Group	2,224	45,080
Home Solutions of America, Inc.†	2,061	6,987
Integrated Electrical Services, Inc.†	696	17,824
Rollins, Inc.	1,526	40,729
		156,974
Building-MobileHome/Manufactured Housing — 0.1%
Champion Enterprises, Inc.†	4,118	45,216
Fleetwood Enterprises, Inc.†	3,501	29,933
MonaCo. Coach Corp.	1,556	21,831
Palm Harbor Homes, Inc.†	510	6,365
Skyline Corp.	357	10,738
Williams Scotsman International, Inc.†	1,622	44,946
Winnebago Industries, Inc.	1,697	40,524
		199,553
Building-Residential/Commerical — 0.1%
Amrep Corp.	84	2,251
Beazer Homes USA, Inc.	2,164	17,853
Brookfield Homes Corp.	588	10,908
Hovnanian Enterprises, Inc., Class A†	2,048	22,712
M/I Homes, Inc.	627	8,709
Meritage Homes Corp.†	1,439	20,319
Standard-Pacific Corp.	3,521	19,330
WCI Communities, Inc.†	1,608	9,632
		111,714
Cable TV — 0.1%
Charter Communications, Inc., Class A†	21,758	56,136
LodgeNet Entertainment Corp.†	1,181	29,950
Mediacom Communications Corp., Class A†	3,014	21,249
		107,335

Security Description	Shares	Value (Note 2)
Capacitors — 0.0%
KEMET Corp.†	4,557	$33,494
Casino Hotels — 0.0%
Ameristar Casinos, Inc.	1,364	38,328
Monarch Casino & Resort, Inc.†	673	19,147
MTR Gaming Group, Inc.†	1,071	10,207
Riviera Holdings Corp.†	528	14,810
Trump Entertainment Resorts, Inc.†	1,626	10,488
		92,980
Casino Services — 0.3%
Bally Technologies, Inc.†	2,832	100,338
Shuffle Master, Inc.†	37,231	556,603
		656,941
Cellular Telecom — 0.1%
Centennial Communications Corp.†	1,242	12,569
Dobson Communications Corp., Class A†	7,778	99,481
iPCS, Inc.(1)(6)	927	31,879
Rural Cellular Corp. Class A†	668	29,058
Syniverse Holdings, Inc.†	1,420	22,578
		195,565
Chemicals-Diversified — 0.1%
Georgia Gulf Corp.	1,788	24,853
Innophos Holdings, Inc.	1,177	17,937
Innospec, Inc.	1,305	29,728
Olin Corp.	3,925	87,841
Rockwood Holdings, Inc.†	1,866	66,859
ShengdaTech, Inc.†	1,492	8,997
		236,215
Chemicals-Fibers — 0.0%
Zoltek Cos., Inc.†	1,328	57,941
Chemicals-Other — 0.0%
American Vanguard Corp.	947	18,485
Chemicals-Plastics — 0.1%
A. Schulman, Inc.	1,401	27,642
Landec Corp.†	1,129	17,454
PolyOne Corp.†	5,021	37,507
Spartech Corp.	1,661	28,337
		110,940
Chemicals-Specialty — 0.4%
Arch Chemicals, Inc.	1,294	60,663
Balchem Corp.	1,003	20,471
Ferro Corp.	2,331	46,573
H.B. Fuller Co.	3,229	95,837
Hercules, Inc.	6,214	130,618
Minerals Technologies, Inc.	1,013	67,871
NewMarket Corp.	826	40,788
NL Industries, Inc.	348	3,943
OM Group, Inc.†	1,587	83,809
Sensient Technologies Corp.	2,496	72,060
Stepan Co.	326	10,077
Symyx Technologies, Inc.†	1,728	15,016
Terra Industries, Inc.†	4,946	154,612
Tronox, Inc., Class B	2,295	20,724
Valhi, Inc.	350	8,312
WR Grace & Co.†	3,732	100,241
		931,615

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Circuit Boards — 0.0%
Multi-Fineline Electronix, Inc.†	510	$7,563
Park Electrochemical Corp.	1,049	35,225
TTM Technologies, Inc.†	2,310	26,727
		69,515
Coal — 0.1%
Alpha Natural Resources, Inc.†	3,487	81,003
International Coal Group, Inc.†	6,945	30,836
		111,839
Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	117	2,209
Coffee — 0.0%
Farmer Brothers Co.	351	8,733
Green Mountain Coffee Roasters, Inc.†	939	31,165
Peet's Coffee & Tea, Inc.†	765	21,351
		61,249
Collectibles — 0.0%
RC2 Corp.†	1,149	31,816
The Topps Co., Inc.	1,754	16,996
		48,812
Commerce — 0.0%
Ariba, Inc.†	4,220	45,492
Global Sources, Ltd.†	816	18,091
i2 Technologies, Inc.†	805	12,276
		75,859
Commercial Services — 1.1%
AerCap Holdings NV†	50,000	1,244,500
Arbitron, Inc.	1,594	72,272
Coinmach Service Corp., Class A	1,626	19,496
CoStar Group, Inc.†	1,024	54,733
CPI Corp.	271	10,439
DynCorp International, Inc., Class A†	1,365	31,545
ExlService Holdings, Inc.†	1,243	26,426
First Advantage Corp., Class A†	387	6,838
HMS Holdings Corp.†	1,148	28,252
ICT Group, Inc.†	422	5,659
Live Nation, Inc.†	3,480	73,950
PeopleSupport, Inc.†	1,225	14,651
PHH Corp.†	2,837	74,556
Pre-Paid Legal Services, Inc.†	494	27,397
Source Interlink Cos., Inc.†	1,794	6,315
Standard Parking Corp.†	259	10,306
Steiner Leisure, Ltd.†	14,601	633,684
Team, Inc.†	876	23,985
TeleTech Holdings, Inc.†	2,234	53,415
The Providence Service Corp.†	651	19,113
		2,437,532
Commercial Services-Finance — 2.5%
Advance America Cash Advance Centers, Inc.	3,594	38,348
Bankrate, Inc.†	585	26,980
CBIZ, Inc.†	2,660	21,147
Clayton Holdings, Inc.†	584	4,678
Coinstar, Inc.†	1,490	47,933

Security Description	Shares	Value (Note 2)
Commercial Services-Finance (continued)
Deluxe Corp.	2,763	$101,789
Dollar Financial Corp.†	891	25,420
Euronet Worldwide, Inc.†	59,038	1,757,561
Global Cash Access Holdings, Inc.†	45,727	484,249
Heartland Payment Systems, Inc.	25,616	658,331
Interactive Data Corp.	1,926	54,313
Jackson Hewitt Tax Service, Inc.	57,416	1,605,351
MedQuist, Inc.†	29,670	348,623
Morningstar, Inc.†	661	40,585
Net 1 UEPS Technologies, Inc.†	2,232	60,644
QC Holdings, Inc.	488	7,052
TNS, Inc.	1,349	21,665
Wright Express Corp.†	2,126	77,578
		5,382,247
Communications Software — 0.2%
Avid Technology, Inc.†	2,198	59,522
Digi International, Inc.†	27,934	397,780
DivX, Inc.†	1,207	17,948
InPhonic, Inc.†	1,204	3,311
Seachange International, Inc.†	1,542	10,671
Smith Micro Software, Inc.†	1,626	26,113
		515,345
Computer Aided Design — 0.8%
Ansys, Inc.†	4,132	141,190
Aspen Technology, Inc.†	95,683	1,370,181
MSC.Software Corp.†	2,280	31,054
Parametric Technology Corp.†	6,119	106,593
		1,649,018
Computer Graphics — 0.5%
Trident Microsystems, Inc.†	71,669	1,138,820
Computer Services — 0.6%
CACI International, Inc., Class A†	1,644	83,992
CIBER, Inc.†	3,004	23,461
COMSYS IT Partners, Inc.†	911	15,314
iGate Corp.†	1,135	9,727
IHS, Inc.†	1,676	94,677
LivePerson, Inc.†	1,921	11,833
Manhattan Associates, Inc.†	1,453	39,827
Ness Technologies, Inc.†	1,906	20,814
Perot Systems Corp., Class A†	54,604	923,354
SI International, Inc.†	735	20,999
SRA International, Inc.†	2,197	61,692
SYKES Enterprises, Inc.†	1,709	28,386
Syntel, Inc.	654	27,193
Tyler Technologies, Inc.†	2,024	27,020
		1,388,289
Computer Software — 0.1%
Blackbaud, Inc.	2,340	59,062
Double-Take Software, Inc.†	437	8,351
Guidance Software, Inc.†	160	2,027
Omniture, Inc.†	1,732	52,514
		121,954
Computers — 0.1%
Gateway, Inc.†	16,717	31,428
Palm, Inc.†	5,492	89,355
Rackable Systems, Inc.†	1,598	20,726
		141,509

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Computers-Integrated Systems — 0.2%
3D Systems Corp.†	914	$21,589
Agilysys, Inc.	1,682	28,426
Cray, Inc.†	1,689	12,161
Echelon Corp.†	1,607	40,191
Integral Systems, Inc	464	9,971
Jack Henry & Assoc., Inc.	4,197	108,534
Mercury Computer Systems, Inc.†	1,156	11,884
MICROS Systems, Inc.†	2,160	140,551
MTS Systems Corp.	955	39,728
Radiant Systems, Inc.†	1,461	23,127
Radisys Corp.†	1,142	14,218
Stratasys, Inc.†	1,125	31,005
Super Micro Computer, Inc.†	488	4,763
		486,148
Computers-Memory Devices — 0.1%
Hutchinson Technology, Inc.†	1,352	33,259
Imation Corp.	1,884	46,214
Isilon Systems, Inc.†	451	3,473
Quantum Corp.†	10,616	36,094
Silicon Graphics, Inc.†	340	6,715
Silicon Storage Technology, Inc.†	4,723	15,208
Smart Modular Technologies WWH, Inc.†	2,604	18,619
STEC, Inc.†	1,682	12,834
		172,416
Computers-Periphery Equipment — 0.2%
Electronics for Imaging, Inc.†	3,006	80,741
Immersion Corp.†	1,463	23,964
Rimage Corp.†	10,285	230,795
Sigma Designs, Inc.†	1,219	58,805
Synaptics, Inc.†	1,363	65,097
		459,402
Computers-Voice Recognition — 0.0%
Intervoice, Inc.†	2,181	20,480
Consulting Services — 0.6%
BearingPoint, Inc.†	10,792	43,708
CRA International, Inc.†	638	30,745
Diamond Management & Technology Consultants, Inc.	1,468	13,506
Forrester Research, Inc.†	785	18,502
FTI Consulting, Inc.†	2,276	114,506
Gartner, Inc.†	3,672	89,817
Huron Consulting Group, Inc.†	992	72,039
LECG Corp.†	1,410	21,009
MAXIMUS, Inc.	1,169	50,945
Navigant Consulting, Inc.†	2,575	32,599
The Advisory Board Co.†	963	56,307
Watson Wyatt Worldwide, Inc., Class A	16,880	758,587
		1,302,270
Consumer Products-Misc. — 0.8%
American Greetings Corp., Class A	2,939	77,590
Blyth, Inc.	1,388	28,385
Central Garden and Pet Co. Class A†	62,184	558,412
CSS Industries, Inc.	407	14,640
Fossil, Inc.†	2,321	86,712

Security Description	Shares	Value (Note 2)
Consumer Products-Misc. (continued)
Helen of Troy, Ltd.†	1,645	$31,765
Playtex Products, Inc.†	3,007	54,968
Russ Berrie & Co., Inc.†	865	14,532
Spectrum Brands, Inc.†	2,046	11,867
Tupperware Brands Corp.	27,968	880,712
WD-40 Co.	956	32,638
		1,792,221
Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	1,763	106,979
Silgan Holdings, Inc.	1,322	71,057
		178,036
Containers-Paper/Plastic — 0.0%
AEP Industries, Inc.†	322	13,633
Chesapeake Corp.	1,041	8,807
Graphic Packaging Corp.†	3,573	16,150
		38,590
Cosmetics & Toiletries — 0.1%
Chattem, Inc.†	903	63,680
Elizabeth Arden, Inc.†	1,322	35,641
Inter Parfums, Inc.	451	10,675
Revlon, Inc., Class A†	10,249	11,786
		121,782
Data Processing/Management — 1.6%
Commvault Systems, Inc.†	1,922	35,595
CSG Systems International, Inc.†	2,320	49,300
FalconStor Software, Inc.†	1,789	21,558
Global Payments, Inc.	34,100	1,507,902
infoUSA, Inc.	1,690	15,700
MoneyGram International, Inc.	80,700	1,823,013
Pegasystems, Inc.	699	8,318
Schawk, Inc.	765	17,266
		3,478,652
Decision Support Software — 0.7%
Cognos, Inc.†	35,200	1,461,856
Interactive Intelligence, Inc.†	677	12,863
QAD, Inc.	753	6,521
SPSS, Inc.†	988	40,646
Wind River Systems, Inc.†	4,018	47,292
		1,569,178
Dental Supplies & Equipment — 0.6%
Align Technology, Inc.†	3,151	79,815
Sirona Dental Systems, Inc.†	34,412	1,227,476
		1,307,291
Diagnostic Equipment — 0.4%
Hansen Medical, Inc.†	500	13,555
Home Diagnostics, Inc.†	76,500	732,870
Immucor, Inc.†	3,672	131,274
		877,699
Diagnostic Kits — 0.1%
Inverness Medical Innovations, Inc.†	2,845	157,385
Meridian Bioscience, Inc.	2,114	64,097
OraSure Technologies, Inc.†	2,402	24,140
Quidel Corp.†	1,572	30,748
		276,370

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Direct Marketing — 0.1%
Catalina Marketing Corp.†	1,941	$62,869
Gaiam, Inc.†	900	21,627
ValueVision Media, Inc., Class A†	1,596	11,826
		96,322
Disposable Medical Products — 0.1%
Arrow International, Inc.	1,345	61,184
ICU Medical, Inc.†	708	27,435
Medical Action Industries, Inc.†	723	17,106
Merit Medical Systems, Inc.†	1,540	19,989
Volcano Corp.†	1,231	20,238
		145,952
Distribution/Wholesale — 0.5%
Beacon Roofing Supply, Inc.†	2,302	23,526
Beijing Med-Pharm Corp.†	1,385	16,135
BlueLinx Holdings, Inc.	561	3,949
Brightpoint, Inc.†	2,749	41,263
Building Materials Holding Corp.	1,638	17,330
Central European Distribution Corp.†	1,882	90,167
Core-Mark Holding Co., Inc.†	477	16,805
Houston Wire & Cable Co.	875	15,846
LKQ Corp.†	2,408	83,823
MWI Veterinary Supply, Inc.†	443	16,723
NuCo2, Inc.†	853	21,956
Owens & Minor, Inc.	2,157	82,160
Scansource, Inc.†	1,388	39,017
United Stationers, Inc.†	9,681	537,489
Watsco, Inc.	1,218	56,552
		1,062,741
Diversified Financial Services — 0.0%
Newstar Financial Inc†	701	7,879
Diversified Manufacturing Operations — 0.4%
A.O. Smith Corp.	1,099	48,224
Actuant Corp., Class A	1,459	94,791
Acuity Brands, Inc.	2,317	116,962
Ameron International Corp.	488	51,616
AZZ, Inc.†	605	21,151
Barnes Group, Inc.	2,452	78,268
Blount International, Inc.†	2,091	23,754
EnPro Industries, Inc.†	1,149	46,649
ESCO Technologies, Inc.†	1,394	46,337
Federal Signal Corp.	2,588	39,752
GenTek, Inc.†	450	13,536
Griffon Corp.†	1,648	24,885
Koppers Holdings, Inc.	950	36,679
Lancaster Colony Corp.	1,205	45,995
LSB Industries, Inc.†	833	19,700
Matthews International Corp., Class A	1,681	73,628
Park-Ohio Holdings Corp.†	419	10,873
Raven Industries, Inc.	866	34,683
Standex International Corp.	647	13,380
Tredegar Corp.	1,633	28,169
		869,032
Diversified Minerals — 0.0%
AMCOL International Corp.	1,377	45,565

Security Description	Shares	Value (Note 2)
Diversified Operations — 0.0%
Resource America, Inc., Class A	691	$10,911
Walter Industries, Inc.	2,770	74,513
		85,424
Diversified Operations/Commerical Services — 0.1%
Chemed Corp.	1,271	79,006
Compass Diversified Trust	1,102	17,698
Viad Corp.	1,135	40,860
Volt Information Sciences, Inc.†	738	13,018
		150,582
Drug Delivery Systems — 0.2%
Alkermes, Inc.†	5,354	98,514
Bentley Pharmaceuticals, Inc.†	28,795	359,361
I-Flow Corp.†	1,149	21,360
Nastech Pharmaceutical Co., Inc.†	1,325	17,636
Noven Pharmaceuticals, Inc.†	1,382	22,015
Penwest Pharmaceuticals Co.†	1,212	13,344
		532,230
E-Commerce/Products — 1.0%
1-800-FLOWERS.COM, Inc., Class A†	1,257	14,569
Blue Nile, Inc.†	713	67,107
FTD Group, Inc.	993	14,776
NutriSystem, Inc.†	41,500	1,945,935
Overstock.com, Inc.†	913	26,294
Shutterfly, Inc.†	758	24,188
Stamps.com, Inc.†	906	10,845
		2,103,714
E-Commerce/Services — 0.1%
Move, Inc.†	5,424	14,970
priceline.com, Inc.†	2,021	179,364
		194,334
E-Marketing/Info — 0.1%
Digital River, Inc.†	2,205	98,674
Liquidity Services, Inc.†	537	5,901
ValueClick, Inc.†	5,324	119,577
		224,152
E-Services/Consulting — 0.1%
GSI Commerce, Inc.†	1,094	29,101
Keynote Systems, Inc.†	818	11,231
Perficient, Inc.†	1,582	34,598
RightNow Technologies, Inc.†	940	15,125
Sapient Corp.†	4,462	29,940
Websense, Inc.†	2,411	47,569
		167,564
Educational Software — 0.1%
Blackboard, Inc.†	1,523	69,814
INVESTools, Inc.†	2,835	34,275
Renaissance Learning, Inc.	543	6,565
		110,654
Electric Products-Misc. — 0.1%
GrafTech International, Ltd.†	5,556	99,119
Lamson & Sessions Co.†	791	21,326
Littelfuse, Inc.†	1,196	42,685
		163,130

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electric-Distribution — 0.0%
EnerNOC, Inc.†	195	$7,445
Electric-Integrated — 0.6%
Allete, Inc.	1,365	61,098
Aquila, Inc.†	19,880	79,719
Avista Corp.	2,814	57,265
Black Hills Corp.	2,007	82,327
Central Vermont Public Service Corp.	571	20,864
CH Energy Group, Inc.	819	39,148
Cleco Corp.	3,178	80,308
El Paso Electric Co.†	2,440	56,437
IDACORP, Inc.	2,341	76,644
MGE Energy, Inc.	5,697	190,508
Northwestern Corp.	1,920	52,166
Osiris Therapeutics, Inc.†	777	10,008
Otter Tail Corp.	1,586	56,541
Pike Electric Corp.†	924	17,334
PNM Resources, Inc.	4,080	94,983
Portland General Electric Co.	1,638	45,536
The Empire District Electric Co.	1,578	35,647
UIL Holdings Corp.	1,352	42,588
Unisource Energy Corp.	1,882	56,253
Westar Energy, Inc.	4,739	116,390
		1,271,764
Electric-Transmission — 0.1%
ITC Holdings Corp.	2,267	112,330
Electronic Components-Misc. — 0.3%
Bel Fuse, Inc., Class B	6,820	236,381
Benchmark Electronics, Inc.†	3,861	92,162
CTS Corp.	1,976	25,490
Cubic Corp.	841	35,465
Daktronics, Inc.	1,704	46,383
Methode Electronics, Inc.	1,899	28,580
OSI Systems, Inc.†	857	19,291
Plexus Corp.†	2,468	67,623
Rogers Corp.†	954	39,295
Stoneridge, Inc.†	720	7,344
Technitrol, Inc.	2,171	58,509
		656,523
Electronic Components-Semiconductors — 1.9%
Actel Corp.†	1,474	15,816
Advanced Analogic Technologies, Inc.†	2,123	22,589
AMIS Holdings, Inc.†	3,624	35,189
Amkor Technology, Inc.†	5,568	64,143
Applied Micro Circuits Corp.†	15,186	47,988
Cavium Network, Inc.†	351	11,407
Conexant Systems, Inc.†	26,622	31,946
Diodes, Inc.†	1,593	51,135
DSP Group, Inc.†	1,568	24,821
Fairchild Semiconductor International, Inc.†	48,680	909,342
IPG Photonics Corp.†	527	10,361
IXYS Corp.†	1,346	14,039
Lattice Semiconductor Corp.†	5,963	26,774
Microsemi Corp.†	4,064	113,304
Microtune, Inc.†	3,024	18,204
MIPS Technologies, Inc.†	2,435	19,236

Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors (continued)
Monolithic Power Systems, Inc.†	1,299	$32,995
Netlogic Microsystems, Inc.†	898	32,427
OmniVision Technologies, Inc.†	31,724	721,087
ON Semiconductor Corp.†	12,936	162,476
PLX Technology, Inc.†	1,491	16,103
PMC — Sierra, Inc.†	11,363	95,336
Semtech Corp.†	3,340	68,403
Silicon Image, Inc.†	4,832	24,885
SiRF Technology Holdings, Inc.†	66,025	1,409,634
Skyworks Solutions, Inc.†	8,499	76,831
Spansion, Inc. Class A†	4,849	40,974
Supertex, Inc.†	629	25,085
Syntax-Brillian Corp.†	2,981	12,133
Volterra Semiconductor Corp.†	1,107	13,594
Zoran Corp.†	2,650	53,530
		4,201,787
Electronic Design Automation — 0.1%
Ansoft Corp.†	929	30,639
Comtech Group, Inc.†	1,020	18,574
Magma Design Automation, Inc.†	2,131	29,983
Mentor Graphics Corp.†	4,528	68,373
		147,569
Electronic Measurement Instruments — 0.6%
Analogic Corp.	744	47,437
Badger Meter, Inc.	782	25,063
Eagle Test Systems, Inc.†	645	8,269
FARO Technologies, Inc.†	872	38,499
FLIR Systems, Inc.†	3,533	195,693
Itron, Inc.†	1,598	148,726
Measurement Specialties, Inc.†	741	20,674
Tektronix, Inc.	25,520	707,925
Zygo Corp.†	855	11,140
		1,203,426
Electronic Security Devices — 0.1%
American Science and Engineering, Inc.	500	31,330
LoJack Corp.†	1,051	19,927
Taser International, Inc.†	3,321	52,106
		103,363
Electronics-Military — 0.0%
EDO Corp.	941	52,705
Energy-Alternate Sources — 0.1%
Aventine Renewable Energy Holdings, Inc.†	1,565	16,542
Clean Energy Fuels Corp.†	520	7,873
Comverge, Inc.†	328	10,778
Evergreen Energy, Inc.†	4,684	23,889
Evergreen Solar, Inc.†	4,497	40,158
FuelCell Energy, Inc.†	3,594	32,130
Headwaters, Inc.†	2,142	31,873
MGP Ingredients, Inc.	515	5,289
Nova Biosource Fuels, Inc.†	1,527	4,291
Pacific Ethanol, Inc.†	1,849	17,787
US BioEnergy Corp†	601	4,634
Verasun Energy Corp.†	1,715	18,865
Verenium Corp.†	2,117	11,178
		225,287

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Engineering/R&D Services — 0.4%
Aecom Technology Corp.†	2,271	$79,326
EMCOR Group, Inc.†	20,438	640,935
ENGlobal Corp.†	880	10,041
Michael Baker Corp.†	375	18,379
SAIC, Inc.†	6,039	115,888
Stanley, Inc.†	416	11,461
		876,030
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	2,624	66,072
Enterprise Software/Service — 1.0%
Advent Software, Inc.†	920	43,212
Concur Technologies, Inc.†	2,014	63,481
Epicor Software Corp.†	3,127	43,059
Informatica Corp.†	4,649	72,989
JDA Software Group, Inc.†	1,403	28,986
Lawson Software, Inc.†	118,004	1,181,220
ManTech International Corp., Class A†	1,054	37,923
MicroStrategy, Inc., Class A†	518	41,098
Omnicell, Inc.†	1,801	51,401
Packeteer, Inc.†	1,871	14,220
Sybase, Inc.†	20,367	471,089
SYNNEX Corp.†	846	17,394
Taleo Corp., Class A†	859	21,827
The Ultimate Software Group, Inc.†	1,327	46,312
		2,134,211
Entertainment Software — 0.1%
Glu Mobile, Inc.†	361	3,274
Midway Games, Inc.†	1,207	5,263
Take-Two Interactive Software, Inc.†	3,876	66,202
THQ, Inc.†	3,563	89,004
		163,743
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	3,091	65,282
Environmental Monitoring & Detection — 0.1%
Clean Harbors, Inc.†	893	39,756
Mine Safety Appliances Co.	1,496	70,477
		110,233
Filtration/Separation Products — 0.0%
CLARCOR, Inc.	2,729	93,359
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	266	6,145
Finance-Consumer Loans — 0.5%
ASTA Funding, Inc.	623	23,873
Encore Capital Group, Inc.†	846	9,983
Nelnet, Inc., Class A	21,811	397,833
Ocwen Financial Corp.†	1,845	17,398
Portfolio Recovery Associates, Inc.	12,569	667,037
World Acceptance Corp.†	910	30,103
		1,146,227
Finance-Credit Card — 0.0%
Advanta Corp., Class B	1,978	54,237
CompuCredit Corp.†	1,120	24,315
		78,552

Security Description	Shares	Value (Note 2)
Finance-Investment Banker/Broker — 1.6%
Cowen Group, Inc.†	827	$11,429
E*TRADE Financial Corp.†	119,100	1,555,446
Evercore Partners, Inc., Class A	522	13,723
Friedman Billings Ramsey Group, Inc., Class A	8,658	39,913
GFI Group, Inc.†	854	73,547
Greenhill & Co., Inc.	1,014	61,905
Interactive Brokers Group, Inc., Class A†	2,132	55,986
KBW, Inc.†	1,572	45,242
Knight Capital Group, Inc., Class A†	5,517	65,983
LaBranche & Co., Inc.†	2,765	12,940
Ladenburg Thalmann Financial Services, Inc.†	5,093	9,982
Merrill Lynch & Co., Inc.	370	26,388
MF Global, Ltd.†	42,600	1,235,400
optionsXpress Holdings, Inc.	2,328	60,854
Penson Worldwide, Inc.†	757	13,989
Piper Jaffray Cos., Inc.†	1,009	54,083
Sanders Morris Harris Group, Inc.	977	9,917
Stifel Financial Corp.†	803	46,446
SWS Group, Inc.	1,160	20,520
Thomas Weisel Partners Group, Inc.†	1,219	17,688
TradeStation Group, Inc.†	1,631	19,034
		3,450,415
Finance-Leasing Company — 0.2%
Financial Federal Corp.	18,266	511,631
Finance-Mortgage Loan/Banker — 0.0%
Accredited Home Lenders Holding Co.†	1,229	14,342
Centerline Holding Co.	2,740	42,059
Delta Financial Corp.	837	4,110
Federal Agricultural Mtg. Corp., Class C	537	15,766
		76,277
Finance-Other Services — 0.1%
Asset Acceptance Capital Corp.	855	9,918
eSPEED, Inc., Class A†	1,013	8,641
FCStone Group, Inc.†	457	14,747
International Securities Exchange Holdings, Inc.	2,076	137,992
MarketAxess Holdings, Inc.†	1,710	25,650
		196,948
Financial Guarantee Insurance — 0.3%
ACA Capital Holdings, Inc.†	399	2,430
Assured Guaranty, Ltd.	3,587	97,459
PMI Group, Inc.	14,700	480,690
Primus Guaranty, Ltd.†	2,484	26,132
RAM Holdings, Ltd.†	952	8,853
Security Capital Assurance, Ltd.	1,307	29,852
Triad Guaranty, Inc.†	596	11,306
		656,722
Firearms & Ammunition — 0.0%
Smith & Wesson Holding Corp.†	1,614	30,811
Sturm Ruger & Co., Inc.†	1,256	22,495
		53,306

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Food-Baking — 0.0%
Flowers Foods, Inc.	4,079	$88,922
Food-Canned — 0.5%
Del Monte Foods Co.	91,020	955,710
Treehouse Foods, Inc.†	1,674	45,282
		1,000,992
Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	1,909	50,646
Food-Dairy Products — 0.0%
American Dairy, Inc.†	338	6,594
Food-Meat Products — 0.2%
Smithfield Foods, Inc.†	13,230	416,745
Food-Misc. — 0.2%
Cal-Maine Foods, Inc.	658	16,608
Chiquita Brands International, Inc.†	2,299	36,393
Hain Celestial Group, Inc.†	2,109	67,762
J & J Snack Foods Corp.	770	26,811
Lance, Inc.	1,672	38,490
M&F Worldwide Corp.†	657	32,975
Ralcorp Holdings, Inc.†	1,437	80,213
Seaboard Corp.	19	37,240
		336,492
Food-Retail — 0.3%
Arden Group, Inc., Class A	59	8,232
Great Atlantic & Pacific Tea Co., Inc.†	1,066	32,470
Ingles Markets, Inc., Class A	644	18,457
Pathmark Stores, Inc.†	1,781	22,708
Ruddick Corp.	2,187	73,352
Village Super Market, Class A	159	8,268
Weis Markets, Inc.	8,504	363,036
Winn-Dixie Stores, Inc.†	1,848	34,595
		561,118
Food-Wholesale/Distribution — 0.1%
Fresh Del Monte Produce, Inc.	1,528	43,930
Nash Finch Co.	736	29,315
Performance Food Group Co.†	1,885	56,795
Spartan Stores, Inc.	1,192	26,856
United Natural Foods, Inc.†	2,281	62,089
		218,985
Footwear & Related Apparel — 0.4%
Deckers Outdoor Corp.†	679	74,554
Heelys, Inc.†	326	2,598
Iconix Brand Group, Inc.†	2,697	64,162
Skechers USA, Inc., Class A†	1,125	24,863
Steven Madden, Ltd.	1,141	21,622
Timberland Co., Class A†	31,203	591,609
Weyco Group, Inc.	388	12,187
Wolverine World Wide, Inc.	2,883	78,994
		870,589
Forestry — 0.0%
Deltic Timber Corp.	572	32,558
Funeral Services & Related Items — 0.0%
Stewart Enterprises, Inc., Class A	5,494	41,864

Security Description	Shares	Value (Note 2)
Gambling (Non-Hotel) — 0.1%
Dover Downs Gaming & Entertainment, Inc.	822	$8,541
Isle of Capri Casinos, Inc.†	911	17,719
Lakes Entertainment, Inc.†	929	8,853
Pinnacle Entertainment, Inc.†	3,167	86,237
		121,350
Gas-Distribution — 0.7%
EnergySouth, Inc.	369	18,605
Laclede Group, Inc.	1,122	36,218
New Jersey Resources Corp.	9,320	462,179
Nicor, Inc.	2,408	103,303
Northwest Natural Gas Co.	11,167	510,332
Piedmont Natural Gas, Inc.	4,005	100,485
SEMCO Energy, Inc.†	1,848	14,581
South Jersey Industries, Inc.	1,572	54,706
Southwest Gas Corp.	2,245	63,511
WGL Holdings, Inc.	2,643	89,571
		1,453,491
Golf — 0.2%
Callaway Golf Co.	32,586	521,702
Hazardous Waste Disposal — 0.0%
American Ecology Corp.	914	19,368
Health Care Cost Containment — 0.0%
Corvel Corp.†	398	9,202
Healthspring, Inc.†	2,566	50,037
		59,239
Home Furnishings — 0.4%
American Woodmark Corp.	615	15,246
Ethan Allen Interiors, Inc.	1,417	46,322
Furniture Brands International, Inc.	54,741	555,074
Hooker Furniture Corp.	620	12,412
Kimball International, Inc., Class B	1,489	16,945
La-Z-Boy, Inc.	2,826	20,856
O'Sullivan Industries Holdings, Inc.(1)(2)	183	—
Sealy Corp.	2,323	32,615
Tempur-Pedic International, Inc.	4,423	158,122
		857,592
Hotels/Motels — 0.1%
Gaylord Entertainment Co.†	2,175	115,753
Lodgian, Inc.†	976	11,517
Marcus Corp.	1,099	21,101
Morgans Hotel Group Co.†	1,157	25,165
		173,536
Housewares — 0.0%
Libbey, Inc.	748	13,105
Lifetime Brands, Inc.	568	11,525
National Presto Industries, Inc.	231	12,243
		36,873
Human Resources — 1.1%
Administaff, Inc.	1,255	45,556
AMN Healthcare Services, Inc.†	1,881	35,231
Barrett Business Services, Inc.	389	9,270
CDI Corp.	670	18,680
Cross Country Healthcare, Inc.†	32,326	564,735

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Human Resources (continued)
Emergency Medical Services Corp., Class A†	482	$14,580
Gevity HR, Inc.	1,271	13,028
Heidrick & Struggles International, Inc.†	19,873	724,371
Hudson Highland Group, Inc.†	1,311	16,689
Kelly Services, Inc., Class A	1,276	25,278
Kenexa Corp.†	1,364	41,984
Kforce, Inc.†	1,683	21,643
Korn/Ferry International†	2,558	42,233
Labor Ready, Inc.†	29,835	552,246
MPS Group, Inc.†	5,444	60,701
On Assignment, Inc.†	1,975	18,446
Resources Connection, Inc.	2,607	60,352
Spherion Corp.†	3,089	25,515
		2,290,538
Identification Systems — 0.1%
Brady Corp., Class A	2,685	96,338
Checkpoint Systems, Inc.†	2,099	55,392
Cogent, Inc.†	2,360	37,005
L-1 Identity Solutions, Inc.†	3,159	59,547
		248,282
Independent Power Producer — 0.0%
Ormat Technologies, Inc.	746	34,570
Industrial Audio & Video Products — 0.0%
Sonic Solutions, Inc.†	1,163	12,177
Industrial Automated/Robotic — 0.1%
Cognex Corp.	2,380	42,269
Gerber Scientific, Inc.†	1,202	13,042
Hurco Cos., Inc.†	290	15,677
Intermec, Inc.†	3,219	84,080
iRobot Corp.†	799	15,884
Nordson Corp.	1,796	90,177
		261,129
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	1,674	51,392
Woodward Governor Co.	1,600	99,840
X-Rite, Inc.†	1,608	23,219
		174,451
Instruments-Scientific — 0.4%
Dionex Corp.†	1,012	80,413
FEI Co.†	23,074	725,216
OYO Geospace Corp.†	223	20,674
Varian, Inc.†	1,634	103,939
		930,242
Insurance Brokers — 0.1%
Crawford & Co., Class B†	1,323	8,415
eHealth, Inc.†	646	17,894
Hilb Rogal and Hobbs Co.	1,961	84,970
		111,279
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	2,953	31,449
Delphi Financial Group, Inc., Class A	2,331	94,219

Security Description	Shares	Value (Note 2)
Insurance-Life/Health (continued)
FBL Financial Group, Inc., Class A	784	$30,960
Great American Financial Resources, Inc.	469	11,500
Independence Holding Co.	394	8,030
Kansas City Life Insurance Co.	242	10,667
National Western Life Insurance Co., Class A	123	31,483
Presidential Life Corp.	1,210	20,522
Scottish Re Group, Ltd.†	3,552	11,331
The Phoenix Cos., Inc.	6,063	85,549
Universal American Financial Corp.†	2,104	47,992
		383,702
Insurance-Multi-line — 0.9%
Alfa Corp.	1,783	32,415
Citizens, Inc.†	1,801	13,778
HCC Insurance Holdings, Inc.	64,400	1,844,416
Horace Mann Educators Corp.	2,316	45,648
United Fire & Casualty Co.	1,173	45,853
		1,982,110
Insurance-Property/Casualty — 1.1%
American Physicians Capital, Inc.	499	19,441
Amerisafe, Inc.†	1,062	17,565
Amtrust Financial Services, Inc.	1,331	20,191
Baldwin & Lyons, Inc., Class B	426	11,634
Castlepoint Holdings, Ltd.	386	4,439
CNA Surety Corp.†	29,629	522,359
Commerce Group, Inc.	2,849	83,960
Darwin Professional Underwriters, Inc.†	404	8,726
Donegal Group, Inc., Class A	699	11,310
EMC Insurance Group, Inc.	7,231	187,934
Employers Holdings, Inc.	2,855	58,842
Enstar Group, Ltd.†	376	47,658
First Acceptance Corp.†	891	4,500
First Mercury Financial Corp.†	643	13,831
FPIC Insurance Group, Inc.†	506	21,783
Hallmark Financial Services†	223	3,133
Harleysville Group, Inc.	855	27,343
Infinity Property & Casualty Corp.	1,041	41,869
James River Group, Inc.	306	9,914
LandAmerica Financial Group, Inc.	923	35,979
Meadowbrook Insurance Group, Inc.†	39,176	352,976
Midland Co.	8,078	443,967
National Interstate Corp.	276	8,498
Navigators Group, Inc.†	709	38,463
NYMAGIC, Inc.	307	8,538
PMA Capital Corp., Class A†	1,697	16,122
ProAssurance Corp.†	1,784	96,104
RLI Corp.	1,132	64,207
Safety Insurance Group, Inc.	843	30,297
SeaBright Insurance Holdings, Inc.†	1,081	18,453
Selective Insurance Group, Inc.	2,923	62,201
State Auto Financial Corp.	798	23,341
Stewart Information Services Corp.	892	30,569
Tower Group, Inc.	1,092	28,589
United America Indemnity, Ltd. Class A†	1,350	29,038
Zenith National Insurance Corp.	1,977	88,748
		2,492,522

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.†	1,548	$67,353
Aspen Insurance Holdings, Ltd.	4,670	130,340
Flagstone Reinsurance Holdings, Ltd.	713	9,476
Greenlight Capital Re, Ltd. Class A†	553	11,215
IPC Holdings, Ltd.	3,189	92,003
Max Re Capital, Ltd.	3,189	89,419
Montpelier Re Holdings, Ltd.	5,441	96,306
Odyssey Re Holdings Corp.	1,520	56,407
Platinum Underwriters Holdings, Ltd.	3,169	113,957
		666,476
Internet Application Software — 0.1%
Art Technology Group, Inc.†	6,649	20,080
CyberSource Corp.†	1,635	19,113
DealerTrack Holdings, Inc.†	1,774	74,295
eResearch Technology, Inc.†	2,163	24,637
Interwoven, Inc.†	2,366	33,668
Lionbridge Technologies, Inc.†	3,148	12,561
On2 Technologies, Inc.†	5,903	6,847
RealNetworks, Inc.†	5,534	37,520
S1 Corp.†	3,014	27,277
Vignette Corp.†	1,484	29,784
Vocus, Inc.†	674	19,708
		305,490
Internet Connectivity Services — 0.2%
Cogent Communications Group, Inc.†	2,659	62,061
Internap Network Services Corp.†	2,640	37,409
NDS Group PLC ADR†	7,400	369,112
		468,582
Internet Content-Entertainment — 0.0%
NetFlix, Inc.†	2,516	52,132
Internet Content-Information/News — 0.1%
CNET Networks, Inc.†	8,053	59,995
Harris Interactive, Inc.†	2,753	11,865
InfoSpace, Inc.	1,798	31,573
Loopnet, Inc.†	1,409	28,941
TechTarget, Inc.†	375	6,338
The Knot, Inc.†	1,435	30,508
TheStreet.com, Inc.	1,077	13,042
Travelzoo, Inc.†	379	8,698
		190,960
Internet Financial Services — 0.1%
Authorize.Net Holdings, Inc.†	1,542	27,186
Online Resources Corp.†	16,874	213,287
		240,473
Internet Incubators — 0.0%
CMGI, Inc.†	26,282	35,744
Internet Capital Group, Inc.†	2,141	25,692
Safeguard Scientifics, Inc.†	6,291	14,406
		75,842
Internet Infrastructure Equipment — 0.4%
Avocent Corp.†	30,079	875,900

Security Description	Shares	Value (Note 2)
Internet Infrastructure Software — 0.1%
AsiaInfo Holdings, Inc.†	1,648	$14,931
Chordiant Software, Inc.†	1,799	24,934
Imergent, Inc.	640	14,355
Openwave Systems, Inc.	4,303	18,847
TIBCO Software, Inc.†	11,087	81,933
		155,000
Internet Security — 0.4%
Blue Coat Systems, Inc.†	682	53,714
iPass, Inc.†	2,630	11,046
McAfee, Inc.†	21,310	743,080
Secure Computing Corp.†	2,575	25,055
SonicWALL, Inc.†	3,525	30,773
Sourcefire, Inc.†	323	2,933
Vasco Data Security International, Inc.†	1,401	49,469
		916,070
Internet Telephone — 0.1%
Ibasis, Inc.	1,724	18,533
j2 Global Communications, Inc.†	2,634	86,211
		104,744
Intimate Apparel — 0.1%
The Warnaco Group, Inc.†	2,459	96,073
Investment Companies — 0.2%
Ampal American Israel Class A†	851	4,783
Apollo Investment Corp.	5,283	109,886
Ares Capital Corp.	3,698	60,166
Capital Southwest Corp.	168	20,624
Gladstone Capital Corp.	741	14,464
Hercules Technology Growth Capital, Inc.	1,622	21,524
Kohlberg Capital Corp.	745	11,220
MCG Capital Corp.	3,345	48,134
MVC Capital, Inc.	1,340	24,830
NexCen Brands, Inc.†	2,185	14,683
NGP Capital Resources Co.	907	14,721
Patriot Capital Funding, Inc.	951	12,715
PennantPark Investment Corp.	1,040	13,936
Prospect Capital Corp.	1,035	17,616
Technology Investment Capital Corp.	1,110	14,841
		404,143
Investment Management/Advisor Services — 0.2%
Calamos Asset Management, Inc., Class A	1,267	35,767
Cohen & Steers, Inc.	951	35,216
Epoch Holding Corp.†	543	7,646
GAMCO Investors, Inc., Class A	313	17,152
National Financial Partners Corp.	2,008	106,384
U.S. Global Investors, Inc., Class A	614	11,678
Waddell & Reed Financial, Inc., Class A	4,479	121,067
WP Stewart & Co., Ltd.	1,141	11,319
		346,229
Lasers-System/Components — 0.1%
Coherent, Inc.†	1,679	53,862
Cymer, Inc.†	1,697	65,148
Electro Scientific Industries, Inc.†	1,517	36,347

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Lasers-System/Components (continued)
Excel Technology, Inc.†	690	$17,215
II-VI, Inc.†	1,276	44,060
Ionatron, Inc.†	1,554	5,330
Newport Corp.†	1,920	29,242
Rofin-Sinar Technologies, Inc.†	828	58,134
		309,338
Leisure Products — 0.0%
Marine Products Corp.	735	6,233
Multimedia Games, Inc.†	1,271	10,829
WMS Industries, Inc.†	2,159	71,463
		88,525
Lighting Products & Systems — 0.0%
Universal Display Corp.†	1,395	24,719
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	1,152	46,310
UniFirst Corp.	780	29,219
		75,529
Machine Tools & Related Products — 0.4%
Hardinge, Inc.	621	21,629
Kennametal, Inc.	10,770	904,465
		926,094
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.†	1,003	57,622
Bucyrus International, Inc.	1,992	145,277
		202,899
Machinery-Electrical — 0.5%
Baldor Electric Co.	2,442	97,558
Franklin Electric Co., Inc.	1,038	42,672
Raser Technologies, Inc.†	1,616	20,830
Regal-Beloit Corp.	17,794	852,155
		1,013,215
Machinery-Farming — 0.0%
Gehl Co.†	544	12,147
Lindsay Corp.	638	27,932
		40,079
Machinery-General Industrial — 2.0%
Albany International Corp., Class A	22,290	835,652
Altra Holdings, Inc.†	597	9,952
Applied Industrial Technologies, Inc.	2,289	70,570
Chart Industries, Inc.†	708	22,769
Flow International Corp.†	132,838	1,171,631
IDEX Corp.	20,130	732,531
Intevac, Inc.†	1,112	16,903
Kadant, Inc.†	774	21,672
Middleby Corp.†	732	47,243
Robbins & Myers, Inc.	759	43,483
Sauer-Danfoss, Inc.	19,580	522,395
Tennant Co.	906	44,122
Twin Disc, Inc.	237	13,793
Wabtec Corp.	23,871	894,208
		4,446,924

Security Description	Shares	Value (Note 2)
Machinery-Material Handling — 0.1%
Cascade Corp.	636	$41,448
Columbus McKinnon Corp.†	1,035	25,761
NACCO, Industries, Inc., Class A	317	32,803
		100,012
Machinery-Pumps — 0.0%
Gorman-Rupp Co.	640	21,222
Tecumseh Products Co., Class A†	804	15,477
		36,699
Machinery-Thermal Process — 0.0%
TurboChef Technologies, Inc.†	1,023	13,504
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.†	569	4,984
Odyssey Marine Exploration, Inc.†	2,136	13,222
		18,206
Medical Imaging Systems — 0.0%
Vital Images, Inc.†	888	17,334
Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.†	2,943	79,550
Computer Programs & Systems, Inc.	473	12,468
Eclipsys Corp.†	2,432	56,714
Phase Forward, Inc.†	2,218	44,382
Quality Systems, Inc.	927	33,956
		227,070
Medical Instruments — 0.5%
Abaxis, Inc.†	1,153	25,885
AngioDynamics, Inc.†	1,166	21,979
ArthroCare Corp.†	1,464	81,823
Bruker BioSciences Corp.†	3,548	31,223
Cepheid, Inc.†	2,932	66,850
Conceptus, Inc.†	1,606	30,482
CONMED Corp.†	1,519	42,517
Datascope Corp.	711	24,039
DJO, Inc.†	1,253	61,522
ev3, Inc.†	917	15,057
Foxhollow Technologies, Inc.†	1,085	28,644
Kensey Nash Corp.†	620	16,188
Kyphon, Inc.†	2,429	170,030
Micrus Endovascular Corp.†	779	14,232
Natus Medical, Inc.†	1,219	19,431
NuVasive, Inc.†	1,835	65,932
Spectranetics Corp.†	1,719	23,172
Stereotaxis, Inc.†	1,360	18,754
SurModics, Inc.†	818	40,090
Symmetry Medical, Inc.†	1,834	30,628
Thoratec Corp.†	2,835	58,656
Ventana Medical Systems, Inc.†	1,431	122,937
		1,010,071
Medical Labs & Testing Services — 0.2%
Bio-Reference Laboratories, Inc.†	577	19,480
National Dentex Corp.†	18,730	297,245
		316,725
Medical Laser Systems — 0.0%
Cutera, Inc.†	763	19,998
Cynosure, Inc. Class A†	395	14,576
LCA-Vision, Inc.	1,087	31,947

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical Laser Systems (continued)
Palomar Medical Technologies, Inc.†	952	$27,122
		93,643
Medical Products — 0.4%
ABIOMED, Inc.†	1,625	20,199
Accuray, Inc.†	855	14,928
American Medical Systems Holdings, Inc.†	3,829	64,902
Cantel Medical Corp.†	605	9,444
Cyberonics, Inc.†	1,154	16,087
Haemonetics Corp.†	1,412	69,781
Invacare Corp.	1,556	36,379
Luminex Corp.†	1,863	28,094
Mentor Corp.	1,798	82,798
Metabolix, Inc.†	751	18,219
Minrad International, Inc.†	2,449	11,731
Northstar Neuroscience, Inc.†	1,017	11,350
NxStage Medical, Inc.†	1,050	15,215
Orthofix International NV†	891	43,632
PolyMedica Corp.	1,210	63,549
PSS World Medical, Inc.†	3,573	68,351
Sonic Innovations, Inc.†	1,376	12,618
TomoTherapy, Inc.†	610	14,170
Vital Signs, Inc.	562	29,303
West Pharmaceutical Services, Inc.	1,755	73,113
Wright Medical Group, Inc.†	1,893	50,770
Zoll Medical Corp.†	1,118	28,979
		783,612
Medical Sterilization Products — 0.0%
STERIS Corp.	3,474	94,944
Medical-Biomedical/Gene — 0.9%
Acorda Therapeutics, Inc.†	1,378	25,286
Affymax, Inc.†	261	7,063
Affymetrix, Inc.†	3,655	92,727
Alexion Pharmaceuticals, Inc.†	1,941	126,456
AMAG Pharmaceuticals, Inc.†	896	51,251
American Oriental Bioengineering, Inc.†	2,918	32,536
Applera Corp. — Celera Group†	4,204	59,108
Arena Pharmaceuticals, Inc.†	3,290	36,025
ARIAD Pharmaceuticals, Inc.†	3,573	16,543
Arqule, Inc.†	2,026	14,445
Bio-Rad Laboratories, Inc., Class A†	994	89,957
BioMimetic Therapeutics, Inc.†	559	7,457
Cambrex Corp.	1,490	16,226
Cell Genesys, Inc.†	3,798	14,508
CryoLife, Inc.†	1,337	12,635
Cytokinetics, Inc.†	1,663	8,515
Encysive Pharmaceuticals, Inc.†	3,142	4,744
Enzo Biochem, Inc.†	21,213	240,768
Enzon Pharmaceuticals, Inc.†	2,478	21,831
Exelixis, Inc.†	5,166	54,708
Genomic Health, Inc.†	710	13,625
GenVec, Inc.†	3,452	8,112
Geron Corp.†	3,984	29,163
GTx, Inc.†	876	14,261

Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Halozyme Therapeutics, Inc.†	3,508	$30,485
Human Genome Sciences, Inc.†	7,130	73,368
Illumina, Inc.†	2,858	148,273
Immunomedics, Inc.†	2,934	6,719
Incyte Corp.†	4,368	31,231
Integra LifeSciences Holdings Corp.†	963	46,783
InterMune, Inc.†	1,406	26,897
Keryx Biopharmaceuticals, Inc.†	2,405	23,906
Kosan Biosciences, Inc.†	2,225	11,147
LifeCell Corp.†	1,804	67,776
Martek Biosciences Corp.†	1,731	50,251
Maxygen, Inc.†	1,274	8,676
Medivation, Inc.†	1,185	23,759
Molecular Insight Pharmaceuticals, Inc.†	245	1,664
Momenta Pharmaceuticals, Inc.†	1,234	14,055
Myriad Genetics, Inc.†	2,293	119,580
Nektar Therapeutics†	4,930	43,532
Novacea, Inc.†	322	2,579
Omrix Biopharmaceuticals, Inc.†	754	26,624
Orexigen Therapeutics, Inc.†	355	4,690
Protalix BioTherapeutics, Inc.†	908	31,380
Regeneration Technologies, Inc.†	1,547	16,584
Regeneron Pharmaceuticals, Inc.†	3,387	60,289
Savient Pharmaceuticals, Inc.†	2,870	41,758
Seattle Genetics, Inc.†	2,555	28,718
SuperGen, Inc.†	2,778	12,057
Telik, Inc.†	2,664	7,752
Tercica, Inc.†	1,718	10,652
XOMA, Ltd.†	7,313	24,937
		1,994,072
Medical-Drugs — 0.5%
Acadia Pharmaceuticals, Inc.†	1,705	25,660
Adams Respiratory Therapeutics, Inc.†	1,899	73,188
Akorn, Inc.†	2,862	21,436
Amicus Therapeutics, Inc.†	244	4,077
Array Biopharma, Inc.†	2,557	28,715
Auxilium Pharmaceuticals, Inc.†	1,692	35,667
Biodel, Inc.†	265	4,516
Bionovo, Inc.†	2,344	9,024
Bradley Pharmaceuticals, Inc.†	662	12,048
Cadence Pharmaceuticals, Inc.†	843	11,802
Cubist Pharmaceuticals, Inc.†	2,944	62,207
Durect Corp.†	3,882	21,273
Emergent Biosolutions, Inc.†	274	2,433
Idenix Pharmaceuticals, Inc.†	1,212	3,503
Indevus Pharmaceuticals, Inc.†	3,372	23,301
Javelin Pharmaceuticals. Inc.†	2,213	11,109
K-V Pharmaceutical Co., Class A†	1,889	54,025
Ligand Pharmaceuticals, Inc. Class B	4,937	26,364
Medicis Pharmaceutical Corp., Class A	2,975	90,767
OSI Pharmaceuticals, Inc.†	3,072	104,417
Pain Therapeutics, Inc.†	1,872	17,503
PharMerica Corp.†	1,494	22,291
Pharmion Corp.†	1,386	63,950
Poniard Pharmaceuticals, Inc.†	1,212	6,872

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical-Drugs (continued)
Pozen, Inc.†	1,324	$14,643
Prestige Brands Holdings, Inc.†	1,762	19,347
Rigel Pharmaceuticals, Inc.†	1,573	14,833
Salix Pharmaceuticals, Ltd.†	2,563	31,833
Santarus, Inc.†	2,564	6,795
Sciele Pharma, Inc.†	1,889	49,152
Sirtris Pharmaceuticals, Inc.†	295	5,039
Somaxon Pharmaceuticals, Inc.†	529	5,380
Synta Pharmaceuticals Corp.†	244	1,610
Valeant Pharmaceuticals International†	5,062	78,360
ViroPharma, Inc.†	3,787	33,704
XenoPort, Inc.†	1,151	54,155
Zymogenetics, Inc.†	2,022	26,387
		1,077,386
Medical-Generic Drugs — 0.1%
Alpharma, Inc., Class A†	2,318	49,513
Caraco Pharmaceutical Laboratories, Ltd†	521	7,945
Par Pharmaceutical Cos., Inc.†	1,934	35,895
Perrigo Co.	4,094	87,407
		180,760
Medical-HMO — 0.6%
AMERIGROUP Corp.†	2,810	96,889
Centene Corp.†	2,335	50,226
Magellan Health Services, Inc.†	25,278	1,025,781
Molina Healthcare, Inc.†	709	25,715
		1,198,611
Medical-Hospitals — 0.3%
LifePoint Hospitals, Inc.†	18,740	562,387
Medcath Corp.†	524	14,389
		576,776
Medical-Nursing Homes — 0.1%
Assisted Living Concepts, Inc. Class A†	3,287	30,043
Kindred Healthcare, Inc.†	1,655	29,641
National Healthcare Corp.	362	18,603
Skilled Healthcare Group, Inc. Class A†	1,164	18,333
Sun Healthcare Group, Inc.†	2,323	38,818
		135,438
Medical-Outpatient/Home Medical — 0.4%
Air Methods Corp.†	573	26,473
Amedisys, Inc.†	1,386	53,250
Amsurg Corp.†	1,649	38,042
Apria Healthcare Group, Inc.†	9,020	234,610
Gentiva Health Services, Inc.†	1,509	28,988
Hythiam, Inc.†	1,584	11,785
LHC Group, Inc.†	753	16,167
Odyssey HealthCare, Inc.†	1,902	18,278
Radiation Therapy Services, Inc.†	22,574	469,991
Res-Care, Inc.†	1,328	30,332
		927,916
Metal Processors & Fabrication — 1.2%
Ampco-Pittsburgh Corp.	376	14,807
CIRCOR International, Inc.	882	40,052

Security Description	Shares	Value (Note 2)
Metal Processors & Fabrication (continued)
Dynamic Materials Corp.	659	$31,559
Haynes International, Inc.†	622	53,100
Kaydon Corp.	17,675	918,923
Ladish Co,. Inc.†	781	43,330
LB Foster Co., Class A†	582	25,294
Mueller Industries, Inc.	11,974	432,740
Quanex Corp.	1,975	92,785
RBC Bearings, Inc.†	24,736	948,626
Sun Hydraulics Corp.	579	18,412
Trimas Corp.†	697	9,249
Worthington Industries, Inc.	3,676	86,607
		2,715,484
Metal Products-Distribution — 0.0%
A.M. Castle & Co.	730	23,798
Lawson Products, Inc.	218	7,589
		31,387
Metal-Aluminum — 0.1%
Century Aluminum Co.†	1,555	81,871
Kaiser Aluminum Corp.	805	56,809
		138,680
Metal-Diversified — 0.1%
Apex Silver Mines, Ltd.†	3,123	60,742
Hecla Mining Co.†	6,420	57,459
		118,201
Mining — 0.2%
Meridian Gold, Inc.†	8,930	295,583
Royal Gold, Inc.	1,302	42,640
US Gold Corp.†	2,677	16,785
		355,008
Miscellaneous Manufacturing — 0.5%
American Railcar Industries, Inc.	509	11,208
AptarGroup, Inc.	29,021	1,099,025
Freightcar America, Inc.	672	25,671
Reddy Ice Holdings, Inc.	1,189	31,354
		1,167,258
Motion Pictures & Services — 0.0%
Macrovision Corp.†	2,820	69,457
MRI/Medical Diagnostic Imaging — 0.0%
Alliance Imaging, Inc.†	1,329	12,041
Nighthawk Radiology Holdings, Inc.†	1,156	28,333
		40,374
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	2,702	43,664
Multimedia — 0.1%
Belo Corp., Class A	4,487	77,894
Entravision Communications Corp., Class A†	3,592	33,118
Gemstar-TV Guide International, Inc.†	13,312	92,652
Journal Communications, Inc., Class A	2,590	24,553
Martha Stewart Living Omnimedia, Inc., Class A†	1,381	16,089
Media General, Inc., Class A	1,149	31,609
		275,915

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Music — 0.0%
Steinway Musical Instruments, Inc.	417	$12,352
Networking Products — 1.0%
3Com Corp.†	20,649	102,006
Acme Packet, Inc.†	1,148	17,702
Adaptec, Inc.†	6,542	24,991
Anixter International, Inc.†	1,644	135,548
Atheros Communications, Inc.†	2,942	88,172
BigBand Networks, Inc.†	642	4,109
Black Box Corp.	15,386	657,905
Extreme Networks, Inc.†	6,544	25,129
Foundry Networks, Inc.†	55,778	991,175
Hypercom Corp.†	2,771	12,525
Ixia†	2,277	19,855
Netgear, Inc.†	1,850	56,277
Polycom, Inc.†	4,884	131,184
Switch & Data Facilities Co., Inc.†	667	10,865
Veraz Networks, Inc.†	441	3,096
		2,280,539
Non-Ferrous Metals — 0.1%
Brush Engineered Materials, Inc.†	1,084	56,249
Idaho General Mines, Inc.†	2,523	16,753
RTI International Metals, Inc.†	1,228	97,331
Uranium Resources, Inc.†	2,882	27,062
USEC, Inc.†	4,672	47,888
		245,283
Non-Hazardous Waste Disposal — 0.1%
Casella Waste Systems, Inc., Class A†	1,183	14,835
Waste Connections, Inc.†	3,672	116,622
Waste Industries USA, Inc.	263	7,527
Waste Services, Inc.†	1,018	9,885
		148,869
Office Automation & Equipment — 0.0%
IKON Office Solutions, Inc.	5,697	73,206
Office Furnishings-Original — 0.1%
CompX International, Inc.	73	1,429
Herman Miller, Inc.	3,381	91,760
Interface, Inc. Class A	2,927	52,833
Knoll, Inc.	2,658	47,153
		193,175
Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	2,871	64,425
Ennis, Inc.	1,400	30,856
The Standard Register Co.	927	11,782
		107,063
Oil & Gas Drilling — 0.2%
Atlas America, Inc.	1,216	62,782
Atwood Oceanics, Inc.†	1,463	112,007
Bronco Drilling Co., Inc.†	1,450	21,460
Grey Wolf, Inc.†	9,834	64,413
Parker Drilling Co.†	5,980	48,558
Pioneer Drilling Co.†	2,578	31,400
		340,620

Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production — 1.9%
APCO Argentina, Inc.	119	$12,545
Arena Resources, Inc.†	813	53,251
ATP Oil & Gas Corp.†	1,139	53,567
Berry Petroleum Co., Class A	2,107	83,416
Bill Barrett Corp.†	1,642	64,711
Bois d'Arc Energy, Inc.†	946	18,135
BPZ Energy, Inc.†	2,877	22,441
Brigham Exploration Co.†	2,380	14,113
Callon Petroleum Co.†	1,079	15,020
Carrizo Oil & Gas, Inc.†	1,211	54,325
Clayton Williams Energy, Inc.†	289	9,537
Comstock Resources, Inc.†	2,362	72,844
Contango Oil & Gas Co.†	681	24,652
Delta Petroleum Corp.†	3,501	62,843
Denbury Resources, Inc.†	12,400	554,156
Edge Petroleum Corp.†	1,592	20,441
Encore Acquisition Co.†	2,829	89,538
Energy Partners, Ltd.†	1,566	22,989
EXCO Resources, Inc.†	3,290	54,417
FX Energy, Inc.†	1,858	13,842
GeoGlobal Resources, Inc.†	1,571	5,656
GeoMet, Inc.†	946	4,815
GMX Resources, Inc.†	643	20,685
Goodrich Petroleum Corp.†	853	27,040
Gulfport Energy Corp.†	1,026	24,275
Harvest Natural Resources, Inc.†	2,069	24,704
Mariner Energy, Inc.†	4,645	96,198
McMoRan Exploration Co.†	1,597	21,480
Meridian Resource Corp.†	4,664	11,567
Oilsands Quest, Inc.†	6,603	29,251
Parallel Petroleum Corp.†	2,035	34,575
Penn Virginia Corp.	2,006	88,224
PetroHawk Energy Corp.†	9,034	148,338
Petroleum Development Corp.†	806	35,746
Petroquest Energy, Inc.†	2,280	24,464
Rosetta Resources, Inc.†	2,715	49,793
Stone Energy Corp.†	1,498	59,935
Swift Energy Co.†	1,590	65,063
Toreador Resources Corp.†	792	9,369
TXCO Resources, Inc.†	1,909	17,105
Unit Corp.†	21,200	1,026,080
Vaalco Energy, Inc.†	3,075	14,053
Venoco, Inc.†	741	12,708
Warren Resources, Inc.†	3,055	38,310
Whiting Petroleum Corp.†	2,240	99,568
XTO Energy, Inc.	14,666	906,945
		4,212,730
Oil Companies-Integrated — 0.0%
Delek US Holdings, Inc.	611	15,324
PetroCorp, Inc.(1)(2)	154	0
		15,324
Oil Field Machinery & Equipment — 0.8%
CARBO Ceramics, Inc.	1,082	54,890
Complete Production Services, Inc.†	2,289	46,879
Dril-Quip, Inc.†	1,419	70,028
Flotek Industries, Inc.†	978	43,179
Gulf Island Fabrication, Inc.	598	22,957

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil Field Machinery & Equipment (continued)
Lufkin Industries, Inc.	809	$44,511
NATCO Group, Inc., Class A†	932	48,231
National-Oilwell Varco, Inc.†	10,235	1,478,957
T-3 Energy Services, Inc.†	327	13,943
		1,823,575
Oil Refining & Marketing — 0.1%
Alon USA Energy, Inc.	673	22,734
Crosstex Energy, Inc.	1,961	74,341
Sulphco, Inc.†	2,307	20,302
		117,377
Oil-Field Services — 0.8%
Allis-Chalmers Energy, Inc.†	1,380	26,137
Basic Energy Services, Inc.†	2,189	46,013
Cal Dive International, Inc.†	1,161	17,415
Exterran Holdings, Inc.†	3,207	257,651
Geokinetics, Inc.†	346	8,079
Hercules Offshore, Inc.†	4,430	115,667
Horizon Offshore, Inc.†	1,780	29,370
Hornbeck Offshore Services, Inc.†	1,234	45,288
MarkWest Hydrocarbon, Inc.	333	19,357
Matrix Service Co.†	1,381	28,932
Newpark Resources, Inc.†	4,937	26,462
Oil States International, Inc.†	2,625	126,788
RPC, Inc.	1,675	23,802
Superior Offshore International, Inc.†	516	5,805
Superior Well Services, Inc.†	8,825	200,592
TETRA Technologies, Inc.†	22,900	484,106
Trico Marine Services, Inc.†	665	19,817
Union Drilling, Inc.†	722	10,527
W-H Energy Services, Inc.†	1,623	119,696
Willbros Group, Inc.†	1,537	52,258
		1,663,762
Optical Supplies — 0.0%
Oakley, Inc.†	1,327	38,523
Paper & Related Products — 0.2%
Bowater, Inc.	3,011	44,924
Buckeye Technologies, Inc.†	2,075	31,415
Glatfelter	2,434	36,121
Mercer International, Inc.†	1,656	15,649
Neenah Paper, Inc.	812	26,869
Potlatch Corp.	2,083	93,797
Rock-Tenn Co., Class A	1,874	54,159
Schweitzer-Mauduit International, Inc.	816	19,013
Wausau Paper Corp.	2,445	27,262
Xerium Technologies, Inc.	1,250	6,750
		355,959
Patient Monitoring Equipment — 0.0%
Aspect Medical Systems, Inc.†	859	11,657
Insulet Corp.†	409	8,896
Visicu, Inc.†	801	6,071
		26,624
Pharmacy Services — 0.0%
HealthExtras, Inc.†	1,661	46,226

Security Description	Shares	Value (Note 2)
Physical Therapy/Rehabilation Centers — 2.0%
Healthsouth Corp.†	41,178	$721,027
Psychiatric Solutions, Inc.†	81,090	3,185,215
RehabCare Group, Inc.†	29,686	522,177
		4,428,419
Physicians Practice Management — 0.2%
American Dental Partners, Inc.†	709	19,859
Healthways, Inc.†	1,867	100,762
Matria Healthcare, Inc.†	1,163	30,424
Pediatrix Medical Group, Inc.†	3,100	202,802
		353,847
Platinum — 0.0%
Stillwater Mining Co.†	2,173	22,360
Pollution Control — 0.0%
Fuel Tech, Inc.†	958	21,162
Poultry — 0.1%
Pilgrim's Pride Corp.	2,146	74,531
Sanderson Farms, Inc.	912	38,003
		112,534
Power Converter/Supply Equipment — 0.8%
Advanced Energy Industries, Inc.†	1,956	29,536
Hubbell, Inc., Class B	7,450	425,544
Powell Industries, Inc.†	419	15,876
Power-One, Inc.†	3,652	18,625
PowerSecure International, Inc.†	104,500	1,302,070
Vicor Corp.	1,012	12,265
		1,803,916
Precious Metals — 0.0%
Coeur d'Alene Mines Corp.†	14,882	56,403
Printing-Commercial — 1.0%
Bowne & Co., Inc.	1,520	25,323
Cenveo, Inc.†	58,762	1,271,022
Consolidated Graphics, Inc.†	12,469	782,929
Multi-Color Corp.	426	9,721
Valassis Communications, Inc.†	2,644	23,585
VistaPrint, Ltd.†	2,282	85,278
		2,197,858
Private Corrections — 0.0%
Cornell Cos., Inc.†	552	12,999
Geo Group, Inc.†	2,680	79,355
		92,354
Protection/Safety — 0.0%
Landauer, Inc.	477	24,308
Protection One, Inc.†	318	4,267
		28,575
Publishing-Books — 0.0%
Courier Corp.	580	20,422
Scholastic Corp.†	1,629	56,787
		77,209
Publishing-Newspapers — 0.0%
GateHouse Media, Inc.	1,160	14,790
Lee Enterprises, Inc.	2,487	38,723
Sun-Times Media Group, Inc., Class A†	3,408	7,736
		61,249

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Publishing-Periodicals — 0.0%
Playboy Enterprises, Inc., Class B†	1,147	$12,319
Primedia, Inc.	2,393	33,597
Value Line, Inc.	66	3,252
		49,168
Quarrying — 0.0%
Compass Minerals International, Inc.	1,713	58,311
Racetracks — 0.0%
Churchill Downs, Inc.	519	25,929
Magna Entertainment Corp., Class A†	2,532	5,748
Speedway Motorsports, Inc.†	762	28,194
		59,871
Radio — 0.1%
Citadel Broadcasting Corp.	9,803	40,781
Cox Radio, Inc., Class A†	1,835	23,947
Cumulus Media, Inc., Class A†	1,478	15,105
Emmis Communications Corp., Class A	1,662	8,210
Entercom Communications Corp., Class A	1,701	32,880
Radio One, Inc., Class D†	3,980	14,845
Salem Communications Corp., Class A	447	3,576
Spanish Broadcasting System, Inc., Class A†	2,100	5,418
Westwood One, Inc.	3,694	10,159
		154,921
Real Estate Investment Trusts — 3.4%
Acadia Realty Trust	1,722	46,718
Agree Reality Corp.	405	12,693
Alesco Financial, Inc.	3,171	15,601
Alexander's, Inc.†	108	41,634
Alexandria Real Estate Equities, Inc.	1,578	151,898
American Campus Communities, Inc.	1,203	35,236
American Financial Realty Trust	6,950	55,948
Anthracite Capital, Inc.	3,484	31,704
Anworth Mtg. Asset Corp.	2,387	12,866
Arbor Realty Trust, Inc.	704	13,299
Ashford Hospitality Trust, Inc.	5,646	56,742
Associated Estates Realty Corp.	824	10,745
BioMed Realty Trust, Inc.	31,584	761,174
BRT Realty Trust	366	6,346
Capital Lease Funding, Inc.	2,262	23,186
Capital Trust, Inc., Class A	751	26,660
CBRE Realty Finance, Inc.	1,534	9,051
Cedar Shopping Centers, Inc.	2,296	31,272
Corporate Office Properties Trust	2,084	86,757
Cousins Properties, Inc.	21,842	641,281
Crystal River Capital, Inc.	1,381	23,215
DCT Industrial Trust, Inc.	8,957	93,780
Deerfield Triarc Capital Corp.	2,849	25,783
DiamondRock Hospitality Co.	5,038	87,712
Digital Realty Trust, Inc.	2,843	111,986
Duke Realty Corp.	8,230	278,256
EastGroup Properties, Inc.	1,267	57,344
Education Realty Trust, Inc.	1,562	21,087
Entertainment Properties Trust	1,421	72,187

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Equity Inns, Inc.	2,935	$66,272
Equity Lifestyle Properties, Inc.	1,074	55,633
Equity One, Inc.	1,944	52,877
Extra Space Storage, Inc.	3,439	52,926
FelCor Lodging Trust, Inc.	3,317	66,108
First Industrial Realty Trust, Inc.	2,422	94,143
First Potomac Reality Trust	1,259	27,446
Franklin Street Properties Corp.	3,177	54,803
Getty Realty Corp.	953	25,922
Glimcher Realty Trust	1,927	45,285
GMH Communities Trust	1,638	12,695
Gramercy Capital Corp.	1,023	25,749
Healthcare Realty Trust, Inc.	2,541	67,743
Hersha Hospitality Trust	2,262	22,394
Highwoods Properties, Inc.	3,036	111,330
Home Properties, Inc.	1,773	92,515
Impac Mtg. Holdings, Inc.	3,840	5,914
Inland Real Estate Corp.	3,111	48,189
Investors Real Estate Trust	2,643	28,544
Jer Investors Trust, Inc.	1,457	18,140
Kite Realty Group Trust	1,084	20,379
LaSalle Hotel Properties	18,189	765,393
Lexington Corporate Properties Trust	3,517	70,375
Liberty Property Trust	7,310	293,935
LTC Properties, Inc.	1,228	29,067
Luminent Mtg. Capital, Inc.	2,359	3,940
Maguire Properties, Inc.	2,009	51,892
Medical Properties Trust, Inc.	2,576	34,312
MFA Mtg. Investments, Inc.	4,390	35,340
Mid-America Apartment Communities, Inc.	15,436	769,485
Mission West Properties	1,023	12,429
National Health Investors, Inc.	1,208	37,339
National Retail Properties, Inc.	3,564	86,890
Nationwide Health Properties, Inc.	4,763	143,509
Newcastle Investment Corp.	2,237	39,416
NorthStar Realty Finance Corp.	3,326	33,027
Novastar Finl Inc Com New	477	4,231
Omega Healthcare Investors, Inc.	3,587	55,706
Parkway Properties, Inc.	825	36,416
Pennsylvania Real Estate Investment Trust	1,711	66,626
Post Properties, Inc.	2,326	90,016
PS Business Parks, Inc.	851	48,379
Quadra Realty Trust, Inc.	878	8,367
RAIT Investment Trust	3,446	28,361
Ramco-Gershenson Properties Trust	1,012	31,615
Realty Income Corp.	5,402	150,986
Redwood Trust, Inc.	1,134	37,671
Republic Property Trust	1,356	19,893
Resource Capital Corp.	1,149	12,938
Saul Centers, Inc.	557	28,686
Senior Housing Properties Trust	4,458	98,343
Sovran Self Storage, Inc.	1,100	50,424
Strategic Hotels & Resorts, Inc.	3,957	81,475
Sun Communities, Inc.	881	26,500
Sunstone Hotel Investors, Inc.	3,325	85,253

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Tanger Factory Outlet Centers, Inc.	1,668	$67,704
U-Store-It Trust	2,515	33,198
Universal Health Realty Income Trust	613	21,780
Urstadt Biddle Properties, Inc., Class A	1,181	18,270
Washington Real Estate Investment Trust	2,410	79,964
Winthrop Realty Trust	2,851	19,187
		7,445,506
Real Estate Management/Services — 0.5%
Grubb & Ellis Co.†	115,424	1,073,443
HFF, Inc., Class A†	861	10,220
Tarragon Corp.†	676	1,771
		1,085,434
Real Estate Operations & Development — 0.2%
American Land Lease, Inc.	11,730	263,573
Avatar Holdings, Inc.†	297	14,829
Consolidated-Tomoka Land Co.	318	21,373
Hilltop Holdings, Inc.†	2,591	30,418
Meruelo Maddux Properties, Inc.†	2,380	14,066
Stratus Properties, Inc.†	258	9,115
Thomas Properties Group, Inc.	1,236	14,832
		368,206
Recreational Centers — 0.1%
Life Time Fitness, Inc.†	1,688	103,542
Town Sports International Holdings, Inc.†	846	12,868
		116,410
Recreational Vehicles — 0.0%
Arctic Cat, Inc.	626	10,241
Polaris Industries, Inc.	1,900	82,878
		93,119
Recycling — 0.0%
Metal Management, Inc.	1,365	73,983
Rental Auto/Equipment — 0.2%
Aaron Rents, Inc.	2,458	54,813
Dollar Thrifty Automotive Group, Inc.†	1,278	44,334
Electro Rent Corp.	901	12,623
H&E Equipment Services, Inc.†	924	16,614
McGrath Rentcorp	1,354	45,007
Rent-A-Center, Inc.†	3,734	67,697
RSC Holdings, Inc.†	10,982	180,105
		421,193
Research & Development — 0.1%
Albany Molecular Research, Inc.†	1,347	20,340
Arrowhead Research Corp.†	1,762	8,898
Exponent, Inc.†	771	19,344
Kendle International, Inc.†	694	28,822
Parexel International Corp.†	1,481	61,121
PharmaNet Development Group, Inc.†	1,022	29,669
PRA International†	1,032	30,341
Senomyx, Inc.†	1,698	20,800
		219,335

Security Description	Shares	Value (Note 2)
Resorts/Theme Parks — 0.1%
Bluegreen Corp.†	1,247	$9,664
Great Wolf Resorts, Inc.†	1,705	21,074
Six Flags, Inc.†	3,669	12,695
Vail Resorts, Inc.†	1,669	103,962
		147,395
Retail-Apparel/Shoe — 1.8%
Aeropostale, Inc.†	4,123	78,584
Bebe Stores, Inc.	1,318	19,282
Brown Shoe Co., Inc.	2,356	45,706
Buckle, Inc.	18,206	690,736
Cache, Inc.†	641	11,442
Casual Male Retail Group, Inc.†	2,020	18,099
Cato Corp., Class A	30,768	628,898
Charlotte Russe Holding, Inc.†	46,999	688,065
Charming Shoppes, Inc.†	6,585	55,314
Christopher & Banks Corp.	1,999	24,228
Collective Brands, Inc.†	3,465	76,438
Deb Shops, Inc.	18,522	498,056
Dress Barn, Inc.†	2,531	43,052
DSW, Inc., Class A†	17,393	437,782
Eddie Bauer Holdings, Inc.†	1,584	13,622
Genesco, Inc.†	1,214	56,002
Hot Topic, Inc.†	2,484	18,531
J. Crew Group, Inc.†	2,071	85,946
Jos. A. Bank Clothiers, Inc.†	980	32,752
Kenneth Cole Productions, Inc. Class A	518	10,034
Men's Wearhouse, Inc.	2,886	145,801
New York & Co., Inc.†	1,098	6,698
Pacific Sunwear of California, Inc.†	3,736	55,293
Shoe Carnival, Inc.†	494	7,795
Stage Stores, Inc.	2,331	42,494
Stein Mart, Inc.	1,411	10,738
Syms Corp.	334	5,013
Talbots, Inc.	1,204	21,672
The Children's Place Retail Stores, Inc.†	1,224	29,719
The Finish Line, Inc., Class A	2,211	9,596
Tween Brands, Inc.†	1,638	53,792
Under Armour, Inc., Class A†	1,316	78,723
Wet Seal, Inc., Class A†	4,385	16,970
		4,016,873
Retail-Appliances — 0.0%
Conn's, Inc.†	633	15,122
Retail-Arts & Crafts — 0.0%
A.C. Moore Arts & Crafts, Inc.†	1,134	17,872
Retail-Auto Parts — 0.0%
CSK Auto Corp.†	2,402	25,581
PEP Boys-Manny Moe & Jack	2,160	30,305
		55,886
Retail-Automobile — 0.2%
Asbury Automotive Group, Inc.	1,397	27,675
Group 1 Automotive, Inc.	1,299	43,607
Lithia Motors, Inc., Class A	19,575	333,950
Rush Enterprises, Inc., Class A†	1,149	29,127
Sonic Automotive, Inc.	1,664	39,836
		474,195

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Bedding — 0.0%
Select Comfort Corp.†	2,522	$35,182
Retail-Bookstore — 0.0%
Books-A-Million, Inc.	775	10,253
Borders Group, Inc.	3,141	41,870
		52,123
Retail-Catalog Shopping — 0.2%
Coldwater Creek, Inc.†	47,100	511,506
Retail-Computer Equipment — 0.0%
Insight Enterprises, Inc.†	2,567	66,254
PC Connection, Inc.†	483	6,038
Systemax, Inc.	552	11,283
		83,575
Retail-Convenience Store — 0.8%
Casey's General Stores, Inc.	30,258	838,147
The Pantry, Inc.†	33,535	859,502
		1,697,649
Retail-Discount — 0.6%
99 Cents Only Stores†	2,563	26,322
Citi Trends, Inc.†	53,721	1,168,969
Fred's, Inc.	2,218	23,356
Tuesday Morning Corp.	1,561	14,033
		1,232,680
Retail-Drug Store — 0.0%
Longs Drug Stores Corp.	1,751	86,972
Retail-Fabric Store — 0.0%
Jo-Ann Stores, Inc.†	1,366	28,823
Retail-Hair Salons — 0.0%
Regis Corp.	2,348	74,925
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	1,033	9,060
Pier 1 Imports, Inc.†	4,588	21,701
		30,761
Retail-Jewelry — 0.0%
Movado Group, Inc.	938	29,941
Zale Corp.†	2,604	60,257
		90,198
Retail-Leisure Products — 0.3%
MarineMax, Inc.†	850	12,376
West Marine, Inc.†	51,000	589,050
		601,426
Retail-Misc./Diversified — 0.0%
Pricesmart, Inc.	696	16,426
Retail-Music Store — 0.0%
Guitar Center, Inc.†	1,571	93,160
Retail-Office Supplies — 0.0%
School Specialty, Inc.†	1,139	39,444
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	1,581	59,446
Ezcorp, Inc., Class A†	2,039	27,425
First Cash Financial Services, Inc.†	1,432	33,537
		120,408

Security Description	Shares	Value (Note 2)
Retail-Perfume & Cosmetics — 0.0%
Sally Beauty Holdings Inc.†	5,027	$42,478
Retail-Petroleum Products — 0.8%
World Fuel Services Corp.	44,019	1,796,415
Retail-Regional Department Stores — 0.2%
Bon-Ton Stores, Inc.	533	12,110
Dillard's, Inc., Class A	18,180	396,869
Retail Ventures, Inc.†	1,438	14,970
		423,949
Retail-Restaurants — 1.1%
AFC Enterprises, Inc.†	1,626	24,471
Applebee's International, Inc.	3,980	99,022
Benihana, Inc. Class A†	641	11,096
BJ's Restaurants, Inc.†	948	19,955
Bob Evans Farms, Inc.	1,903	57,433
Buffalo Wild Wings, Inc.†	839	31,647
California Pizza Kitchen, Inc.†	1,511	26,548
Carrols Restaurant Group, Inc.†	485	5,432
CBRL Group, Inc.	1,315	53,652
CEC Entertainment, Inc.†	1,539	41,353
Chipotle Mexican Grill, Inc., Class B†	1,742	186,394
CKE Restaurants, Inc.	3,364	54,531
Denny's Corp.†	5,227	20,908
Domino's Pizza, Inc.	2,362	39,186
IHOP Corp.	927	58,707
Jack in the Box, Inc.†	1,667	108,088
Jamba, Inc.†	2,908	20,443
Krispy Kreme Doughnuts, Inc.†	3,361	13,444
Landry's Restaurants, Inc.	748	19,792
Mccormick & Schmick's Seafood Restaurants, Inc.†	761	14,330
Morton's Restaurant Group, Inc.†	558	8,872
O'Charley's, Inc.	47,913	726,361
Papa John's International, Inc.†	1,175	28,717
PF Chang's China Bistro, Inc.†	1,384	40,966
Rare Hospitality International, Inc.†	1,635	62,310
Red Robin Gourmet Burgers, Inc.†	900	38,610
Ruby Tuesday, Inc.	17,498	320,913
Ruth's Chris Steak House, Inc.†	989	14,093
Sonic Corp.†	3,550	83,070
Texas Roadhouse, Inc., Class A†	2,858	33,439
The Steak n Shake Co.†	1,479	22,200
Triarc Cos., Inc., Class B	3,374	42,209
		2,328,192
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	1,245	23,281
Cabela's Inc., Class A†	2,077	49,121
Gander Mountain Co.†	249	1,347
Hibbett Sports, Inc.†	1,695	42,036
Zumiez, Inc.†	926	41,087
		156,872
Retail-Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	815	14,474
Retail-Video Rentals — 0.0%
Blockbuster, Inc., Class A†	10,232	54,946

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retirement/Aged Care — 0.3%
Capital Senior Living Corp.†	1,216	$10,239
Emeritus Corp.†	484	13,116
Five Star Quality Care, Inc.†	72,700	597,594
Sunrise Senior Living, Inc.†	2,362	83,544
		704,493
Rubber-Tires — 0.4%
Cooper Tire & Rubber Co.	34,965	853,146
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	1,524	30,206
Satellite Telecom — 0.0%
GeoEye, Inc.†	971	25,003
Globalstar, Inc.†	1,018	7,462
Hughes Communications, Inc.†	335	17,370
ICO Global Communications Holdings, Ltd.†	5,353	18,629
Loral Space & Communications, Inc.†	595	23,651
		92,115
Savings & Loans/Thrifts — 0.4%
Abington Bancorp, Inc.	661	6,445
Anchor BanCorp Wisconsin, Inc.	1,018	27,486
BankAtlantic Bancorp, Inc. Class A	2,488	21,571
BankUnited Financial Corp. Class A	1,660	25,796
Berkshire Hills Bancorp, Inc.	460	13,906
Brookline Bancorp, Inc.	3,275	37,957
Clifton Savings Bancorp, Inc.	623	7,370
Dime Community Bancshares	1,446	21,647
Downey Financial Corp.	1,123	64,909
First Financial Holdings, Inc.	665	20,801
First Niagara Financial Group, Inc.	5,749	81,348
First Place Financial Corp.	908	16,072
FirstFed Financial Corp.†	773	38,302
Flagstar Bancorp, Inc.	2,427	23,615
Flushing Financial Corp.	1,182	19,858
Franklin Bank Corp.†	1,320	12,144
Investors Bancorp, Inc.†	2,752	38,968
K-Fed Bancorp	239	3,148
Kearny Financial Corp.	1,114	14,248
KNBT Bancorp, Inc.	1,435	23,735
NASB Financial, Inc.	228	8,185
NewAlliance Bancshares, Inc.	6,040	88,667
Northwest Bancorp, Inc.	951	27,065
Oritani Financial Corp.†	634	10,043
Partners Trust Financial Group, Inc.	2,385	29,025
PFF BanCorp., Inc.	1,337	20,510
Provident Financial Services, Inc.	3,509	57,442
Provident New York Bancorp, Inc.	2,202	28,868
Rockville Financial, Inc.	464	6,617
Roma Financial Corp.	528	9,029
Sterling Financial Corp.	2,731	73,491
TierOne Corp.	995	26,338
United Community Financial Corp.	1,408	10,166
ViewPoint Financial Group	611	11,291
Wauwatosa Holdings, Inc.†	508	8,255
Westfield Financial, Inc.	651	6,321
WSFS Financial Corp.	349	21,778
		962,417

Security Description	Shares	Value (Note 2)
Schools — 0.2%
Capella Education Co.†	585	$32,707
Corinthian Colleges, Inc.†	4,599	73,170
DeVry, Inc.	3,190	118,062
Lincoln Educational Services Corp.†	228	2,973
Strayer Education, Inc.	774	130,520
Universal Technical Institute, Inc.†	1,302	23,436
		380,868
School-Day Care — 0.0%
Bright Horizons Family Solutions, Inc.†	1,393	59,676
Seismic Data Collection — 0.3%
Dawson Geophysical Co.†	414	32,089
ION Geophysical Corp.†	51,775	716,048
		748,137
Semiconductor Equipment — 2.0%
Asyst Technologies, Inc.†	2,562	13,553
ATMI, Inc.†	1,841	54,770
Axcelis Technologies, Inc.†	5,573	28,478
Brooks Automation, Inc.†	3,733	53,158
Cabot Microelectronics Corp.†	8,069	344,950
Cohu, Inc.	1,181	22,144
Credence Systems Corp.†	5,260	16,253
Entegris, Inc.†	100,293	870,543
FormFactor, Inc.†	2,548	113,055
Kulicke and Soffa Industries, Inc.†	105,043	890,765
LTX Corp.†	3,232	11,538
Mattson Technology, Inc.†	2,876	24,877
MKS Instruments, Inc.†	2,701	51,373
Photronics, Inc.†	2,292	26,152
Rudolph Technologies, Inc.†	1,624	22,460
Semitool, Inc.†	1,157	11,223
Tessera Technologies, Inc.†	25,954	973,275
Ultra Clean Holdings, Inc.†	985	14,479
Ultratech, Inc.†	1,209	16,757
Veeco Instruments, Inc.†	1,619	31,376
Verigy, Ltd.†	29,980	740,806
		4,331,985
Semiconductors Components-Intergrated Circuits — 0.5%
Anadigics, Inc.†	3,138	56,735
Cirrus Logic, Inc.†	4,810	30,784
Emulex Corp.†	4,533	86,898
Exar Corp.†	50,766	663,004
Genesis Microchip, Inc.†	1,926	15,100
Hitte Microwave Corp.†	883	38,984
Micrel, Inc.	3,016	32,573
Pericom Semiconductor Corp.†	1,351	15,834
Standard Microsystems Corp.†	1,225	47,064
Techwell, Inc.†	755	8,018
TriQuint Semiconductor, Inc.†	7,550	37,071
		1,032,065
Software Tools — 0.0%
Borland Software Corp.†	4,107	17,865
Specified Purpose Acquisitions — 0.1%
Energy Infrastructure Acquisition Corp.†	1,163	11,432
Freedom Acquisition Holding, Inc.†	2,744	30,870

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Specified Purpose Acquisitions (continued)
Information Services Group Inc†	1,683	$12,875
Marathon Acquisition Corp.†	1,967	15,520
NTR Acquisition Co†	1,280	12,134
Star Maritime Acquisition Corp.†	983	13,772
		96,603
Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc., Class A	6,079	75,319
Northwest Pipe Co.†	464	17,549
Valmont Industries, Inc.	991	84,086
		176,954
Steel-Producers — 0.1%
Claymont Steel, Inc.†	457	9,254
Olympic Steel, Inc.	456	12,385
Ryerson, Inc.	1,422	47,978
Schnitzer Steel Industries, Inc, Class A.	1,164	85,310
Wheeling-Pittsburgh Corp.†	675	13,028
		167,955
Steel-Specialty — 0.0%
Universal Stainless & Alloy Products, Inc.†	346	13,767
Storage/Warehousing — 0.0%
Mobile Mini, Inc.†	1,924	46,484
Sugar — 0.0%
Imperial Sugar Co.	610	15,939
Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	2,187	44,790
Telecom Equipment-Fiber Optics — 0.1%
Avanex Corp.†	10,110	16,580
C-COR, Inc.†	2,720	31,253
Finisar Corp.†	14,433	40,413
Harmonic, Inc.†	4,258	45,177
MRV Communications, Inc.†	6,550	16,244
Oplink Communications, Inc.†	1,158	15,818
Sycamore Networks, Inc.†	9,959	40,533
		206,018
Telecom Services — 1.1%
Advanced Radio Telecom Corp.†(1)(2)	200	0
Cbeyond, Inc.†	1,109	45,236
Consolidated Commerce Holdings, Inc.	1,103	21,630
Fairpoint Communications, Inc.	1,910	36,023
FiberTower Corp.†	5,353	20,556
Global Crossing Ltd†	1,255	26,455
Harris Stratex Networks, Inc.†	1,399	24,441
Hungarian Telephone & Cable†	175	3,441
Iowa Telecommunications Services, Inc.	1,719	34,122
Knology, Inc.†	1,438	24,058
MasTec, Inc.†	2,313	32,544
NeuStar Inc.†	34,100	1,169,289
NTELOS Holdings Corp.	1,494	44,013
Orbcomm, Inc.†	1,365	10,278
PAETEC Holding Corp.†	3,928	48,982

Security Description	Shares	Value (Note 2)
Telecom Services (continued)
Premiere Global Services, Inc.†	3,225	$40,796
RCN Corp.†	1,704	20,959
SAVVIS, Inc.†	1,467	56,890
Time Warner Telecom, Inc., Class A†	28,201	619,576
USA Mobility, Inc.†	1,199	20,227
Vonage Holdings Corp.†	3,271	3,369
		2,302,885
Telecommunication Equipment — 0.7%
ADTRAN, Inc.	3,128	72,038
Anaren, Inc.†	892	12,577
Andrew Corp.†	8,282	114,706
Arris Group, Inc.†	5,795	71,568
Comtech Telecommunications Corp.†	1,232	65,900
CPI International, Inc.†	374	7,110
Ditech Networks, Inc.†	1,730	9,117
Network Equipment Technologies, Inc.†	1,475	21,387
North Pittsburgh Systems, Inc.	842	20,006
OpNext, Inc.†	972	11,275
Optium Corp.†	596	6,186
Plantronics, Inc.	30,575	872,916
Preformed Line Products Co.	121	6,294
Sirenza Microdevices, Inc.†	2,134	36,897
Sonus Networks, Inc.†	13,407	81,783
Symmetricom, Inc.†	2,414	11,346
Tekelec†	3,289	39,797
UTStarcom, Inc.†	5,524	20,218
		1,481,121
Telephone-Integrated — 0.1%
Alaska Communications Systems Group, Inc.	2,324	33,582
Atlantic Tele-Network, Inc.	489	17,775
Cincinnati Bell, Inc.†	13,160	65,011
General Communication, Inc., Class A†	2,787	33,834
Golden Telecom, Inc.	837	67,370
IDT Corp., Class B	2,746	22,984
Shenandoah Telecom Co.	1,215	26,438
SureWest Communications	806	20,158
		287,152
Television — 0.0%
Lin TV Corp., Class A†	1,528	19,879
Sinclair Broadcast Group, Inc., Class A	2,675	32,207
		52,086
Textile-Apparel — 0.0%
Cherokee, Inc.	390	14,960
Perry Ellis International, Inc.†	640	17,735
		32,695
Theaters — 0.0%
Carmike Cinemas, Inc.	657	12,069
Cinemark Holdings, Inc.	1,454	26,987
National CineMedia, Inc.	2,243	50,243
		89,299

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Therapeutics — 0.5%
Alexza Pharmaceuticals, Inc.†	1,200	$10,392
Allos Therapeutics, Inc.†	2,186	10,383
Alnylam Pharmaceuticals, Inc.†	1,725	56,528
Altus Pharmaceuticals, Inc.†	1,107	11,613
Bioenvision, Inc.†	2,862	15,111
BioMarin Pharmaceuticals, Inc.†	5,107	127,164
CV Therapeutics, Inc.†	3,239	29,086
Cypress Bioscience, Inc.†	2,020	27,654
CytRx Corp.†	4,513	15,615
Dendreon Corp.†	4,518	34,743
Discovery Laboratories, Inc.†	4,431	11,919
Isis Pharmaceuticals, Inc.†	4,391	65,733
Mannkind Corp.†	2,320	22,458
Medarex, Inc.†	6,704	94,929
MGI Pharma, Inc.†	4,253	118,148
Nabi Biopharmaceuticals†	3,165	12,850
Neurocrine Biosciences, Inc.†	2,112	21,120
Neurogen Corp.†	1,603	7,117
Onyx Pharmaceuticals, Inc.†	2,915	126,861
Progenics Pharmaceuticals, Inc.†	1,207	26,687
The Medicines Co.†	2,779	49,494
Trubion Pharmaceuticals, Inc.†	452	5,483
United Therapeutics Corp.†	1,108	73,726
Vanda Pharmaceuticals, Inc.†	1,479	20,573
Vivus, Inc.†	3,033	15,044
		1,010,431
Tobacco — 0.1%
Alliance One International, Inc.†	5,164	33,773
Universal Corp.	1,433	70,145
Vector Group, Ltd.	1,676	37,559
		141,477
Tools-Hand Held — 0.3%
Snap-on, Inc.	10,940	541,968
Toys — 0.1%
JAKKS Pacific, Inc.†	1,462	39,050
Leapfrog Enterprises, Inc.†	1,793	14,792
Marvel Entertainment, Inc.†	2,882	67,554
		121,396
Transactional Software — 0.4%
ACI Worldwide, Inc†	1,986	44,387
Bottomline Technologies, Inc.†	1,127	14,121
Innerworkings, Inc.†	1,211	20,866
Solera Holdings, Inc.†	1,446	26,014
Synchronoss Technologies, Inc.†	992	41,723
VeriFone Holdings, Inc.†	16,100	713,713
		860,824
Transport-Air Freight — 0.0%
ABX Air, Inc.†	3,256	23,052
Atlas Air Worldwide Holdings, Inc.†	720	37,174
		60,226
Transport-Equipment & Leasng — 0.0%
AMERCO†	544	34,522
Greenbrier Cos., Inc.	884	23,612
TAL International Group, Inc.	854	21,410
		79,544

Security Description	Shares	Value (Note 2)
Transport-Marine — 0.7%
American Commercial Lines, Inc.†	2,891	$68,603
Arlington Tankers, Ltd.	750	18,473
Double Hull Tankers, Inc.	1,102	16,409
Eagle Bulk Shipping, Inc.	2,220	57,143
Genco Shipping & Trading, Ltd.	947	62,057
General Maritime Corp.	1,541	43,009
Golar LNG, Ltd.	1,885	42,073
Gulfmark Offshore, Inc.†	1,218	59,268
Horizon Lines, Inc. Class A	1,802	55,015
Kirby Corp.†	22,580	996,681
Knightsbridge Tankers, Ltd.	944	25,394
Nordic American Tanker Shipping	1,564	61,371
Ship Finance International, Ltd.	1,689	44,370
TBS Intrenational, Ltd. Class A†	252	10,395
Ultrapetrol Bahamas, Ltd.†	791	13,139
		1,573,400
Transport-Rail — 0.0%
Genesee & Wyoming, Inc., Class A†	1,995	57,536
Transport-Services — 0.6%
Bristow Group, Inc.†	1,083	47,338
Dynamex, Inc.†	551	14,117
Hub Group, Inc., Class A†	2,061	61,892
Pacer International, Inc.	17,662	336,461
PHI, Inc.†	707	21,309
Universal Truckload Services, Inc.†	310	6,807
UTI Worldwide, Inc.	38,100	875,538
		1,363,462
Transport-Truck — 0.1%
Arkansas Best Corp.	1,213	39,617
Celadon Group, Inc.†	1,321	15,548
Forward Air Corp.	1,612	48,005
Heartland Express, Inc.	3,108	44,382
Knight Transportation, Inc.	3,052	52,525
Marten Transport, Ltd.†	794	12,235
Old Dominion Freight Lines, Inc.†	1,595	38,232
Patriot Transportation Holding, Inc.†	84	8,261
Saia, Inc.†	741	12,249
Werner Enterprises, Inc.	2,494	42,772
		313,826
Travel Services — 0.0%
Ambassadors Group, Inc.	854	32,537
Ambassadors International, Inc.	464	11,382
		43,919
Ultra Sound Imaging Systems — 0.0%
SonoSite, Inc.†	913	27,865
Veterinary Diagnostics — 0.3%
Animal Health International, Inc.†	67,016	745,888
Veterinary Products — 0.0%
PetMed Express, Inc.†	1,110	15,551
Vitamins & Nutrition Products — 0.0%
Mannatech, Inc.	793	6,423
Synutra International, Inc.†	225	6,716
Tiens Biotech Group USA, Inc.†	170	570
USANA Health Sciences, Inc.†	439	19,206
		32,915

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCK (continued)
Water — 0.1%
American States Water Co.	921	$35,919
California Water Service Group	1,051	40,453
Consolidated Water Co., Inc.	798	23,956
PICO Holdings, Inc.†	792	32,908
SJW Corp.	831	28,370
Southwest Water Co.	1,252	15,813
		177,419
Web Hosting/Design — 0.1%
Equinix, Inc.†	1,681	149,088
NIC, Inc.	2,039	14,150
Terremark Worldwide, Inc.†	2,505	17,961
		181,199
Web Portals/ISP — 0.1%
EarthLink, Inc.†	6,590	52,193
Sohu.com, Inc.†	1,465	55,245
Trizetto Group, Inc.†	2,435	42,637
United Online, Inc.	3,573	53,631
		203,706
Wire & Cable Products — 0.1%
Belden, Inc.	2,400	112,584
Coleman Cable, Inc.†	424	5,868
Encore Wire Corp.	1,270	31,915
Insteel Industries, Inc.	950	14,583
Superior Essex, Inc.†	1,101	41,045
		205,995
Wireless Equipment — 0.6%
Aruba Networks, Inc.†	405	8,100
Audiovox Corp., Class A†	881	9,065
EMS Technologies, Inc.†	858	21,047
InterDigital, Inc.†	2,502	51,992
Nextwave Wireless, Inc.†	1,556	8,900
Novatel Wireless, Inc.†	1,707	38,664
Powerwave Technologies, Inc.†	6,988	43,046
Radyne Corp.†	94,400	994,976
RF Micro Devices, Inc.†	10,328	69,507
ViaSat, Inc.†	1,305	40,233
		1,285,530
Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	260	4,802
X-Ray Equipment — 0.9%
Hologic, Inc.†	32,173	1,962,553
Total Common Stock (cost $176,554,639)		188,299,219
CORPORATE BONDS & NOTES — 0.0%
Metal Processors & Fabrication — 0.0%
Mueller Industries, Inc. 6.00% Sub. Notes due 11/01/14 (cost $9,000)	9,000	8,246
EXCHANGE TRADED FUNDS — 1.6%
Index Fund-Small Cap — 1.6%
iShares Nasdaq Biotechnology Index Fund	9,430	782,690
iShares Russell 2000 Index Fund	33,700	2,697,348
		3,480,038

Security Description	Principal Amount	Value (Note 2)
Registered Investment Companies — 0.0%
Kayne Anderson Energy Development Fund	520	$13,250
Total Exchange Traded Funds (cost $3,348,692)		3,493,288
Total Long-Term Investment Securities (cost $179,912,331)		191,800,753
SHORT-TERM INVESTMENT SECURITIES — 0.5%
U.S. Government Agencies — 0.4%
Federal Home Loan Bank Cons. Disc. Notes 4.00% due 10/01/07	900,000	900,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills 3.85% due 12/13/07(5)	295,000	292,826
Total Short-Term Investment Securities (cost $1,192,697)		1,192,826
REPURCHASE AGREEMENTS — 9.2%
Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 09/28/07, to be repurchased 10/01/07 in the amount of $6,247,301 and collateralized by $6,515,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00%, due 03/05/19 and having an approximate value of $6,374,784	6,246,000	6,246,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.15%, dated 09/28/07, to be repurchased 10/01/07 in the amount of $147,039 and collateralized by $160,000 of United States Treasury Bonds, bearing interest at 4.50%, due 02/15/36 and having an approximate value of $153,200	147,000	147,000
State Street Bank & Trust Co Joint Repurchase Agreement(3)	13,702,000	13,702,000
Total Repurchase Agreements (cost $20,095,000)		20,095,000
TOTAL INVESTMENTS (cost $201,200,028)(4)	97.1%	213,088,579
Other assets less liabilities	2.9	6,413,365
NET ASSETS	100.0%	$219,501,944

†  Non-income producing security

(1)  Illiquid security

(2)  Fair valued security; see Note 2

(3)  See Note 2 for details of Joint Repurchase Agreements.

(4)  See Note 4 for cost of investments on a tax basis.

(5)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

(6)  To the extent permitted by the Statement of Additional Information, the Small Cap Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30. 2007, the Small Cap Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
iPCS, Inc. 6/30/2006 500	$24,253
	9/14/2006	63	3,268
	9/21/2006	30	1,575
	9/28/2006	16	850
	10/10/2006	24	1,304
	10/16/2006	38	2,079
	10/30/2006	35	1,889
	12/15/2006	64	3,332
	2/15/2007	13	691
	4/25/2007	24	1,177
	6/7/2007	21	693
	7/12/2007	29	968
	8/16/2007	27	850
	9/19/2007	43	1,453
		927	$44,382	$31,879	$34.39	0.0%

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of September 30, 2007	Unrealized Appreciation (Depreciation)
3	Long	Russell 2000 Index	December 2007	$1,177,213	$1,219,800	$42,587

See Notes to Financial Statements

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited)

Industry Allocation*
Banks-Commercial	11.9%
Medical-Drugs	6.0
Telephone-Integrated	3.4
Electric-Integrated	3.2
Oil Companies-Integrated	3.2
Insurance-Multi-line	3.0
Repurchase Agreements	3.0
Food-Misc.	2.5
Diversified Minerals	2.4
Cellular Telecom	2.2
Finance-Investment Banker/Broker	2.0
Food-Retail	2.0
Insurance-Life/Health	1.9
Auto-Cars/Light Trucks	1.7
Oil Companies-Exploration & Production	1.7
Telecom Services	1.6
Tobacco	1.6
Building Products-Cement	1.5
Index Fund	1.5
Chemicals-Diversified	1.4
Engineering/R&D Services	1.4
Oil-Field Services	1.2
Real Estate Operations & Development	1.2
Brewery	1.1
Steel-Producers	1.1
Aerospace/Defense	1.0
Electronic Components-Semiconductors	1.0
Soap & Cleaning Preparation	1.0
Distribution/Wholesale	0.9
Diversified Operations	0.9
Import/Export	0.9
Investment Management/Advisor Services	0.9
Seismic Data Collection	0.9
Semiconductors Components-Intergrated Circuits	0.9
Advertising Services	0.8
Electronic Components-Misc.	0.8
U.S. Government Agencies	0.8
Building-Heavy Construction	0.7
Diversified Manufacturing Operations	0.7
Electric-Distribution	0.7
Entertainment Software	0.7
Machinery-Electrical	0.7
Metal-Aluminum	0.7
Office Automation & Equipment	0.7
Time Deposits	0.7
Dialysis Centers	0.6
Electric-Generation	0.6
Insurance-Property/Casualty	0.6
Machinery-General Industrial	0.6
Medical-Generic Drugs	0.6
Metal-Diversified	0.6
Real Estate Management/Services	0.6
Transport-Rail	0.6
Airlines	0.5
Enterprise Software/Service	0.5
Machine Tools & Related Products	0.5
Multimedia	0.5
Retail-Consumer Electronics	0.5
Retail-Misc./Diversified	0.5
Transport-Services	0.5

Wireless Equipment	0.5%
Aerospace/Defense-Equipment	0.4
Auto/Truck Parts & Equipment-Original	0.4
Building & Construction-Misc.	0.4
Coal	0.4
Computer Services	0.4
Electric Products-Misc.	0.4
Metal Processors & Fabrication	0.4
Metal-Iron	0.4
Publishing-Books	0.4
Building-Residential/Commerical	0.3
Diversified Financial Services	0.3
Finance-Leasing Companies	0.3
Finance-Other Services	0.3
Gambling (Non-Hotel)	0.3
Retail-Jewelry	0.3
Transport-Truck	0.3
Water	0.3
Applications Software	0.2
Audio/Video Products	0.2
Beverages-Wine/Spirits	0.2
Computer Software	0.2
Cosmetics & Toiletries	0.2
Insurance-Reinsurance	0.2
Optical Supplies	0.2
Retail-Discount	0.2
Retail-Pubs	0.2
Transport-Marine	0.2
Wire & Cable Products	0.2
Agricultural Chemicals	0.1
Building & Construction Products-Misc.	0.1
Diversified Operations/Commerical Services	0.1
Gas-Distribution	0.1
Industrial Gases	0.1
Machinery-Construction & Mining	0.1
Photo Equipment & Supplies	0.1
Retail-Apparel/Shoe	0.1
Retail-Major Department Stores	0.1
Rubber-Tires	0.1
Semiconductor Equipment	0.1
Telecommunication Equipment	0.1
Toys	0.1
U.S. Government Treasuries	0.1
98.5%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited) (continued)

Country Allocation*
United Kingdom	20.9%
Japan	14.7
Germany	10.0
France	7.6
United States	6.1
Switzerland	5.2
Netherlands	4.0
Italy	2.8
Australia	2.7
Spain	2.6
Greece	2.1
Belgium	1.8
Canada	1.8
South Korea	1.6
Sweden	1.6
Brazil	1.2
Norway	1.2
Cyprus	1.0
Russia	1.0
Hong Kong	0.9
Taiwan	0.8
Bermuda	0.6
Czech Republic	0.6
Finland	0.6
Ireland	0.6
Israel	0.6
Cayman Islands	0.5
South Africa	0.5
China	0.4
Egypt	0.4
India	0.4
Indonesia	0.4
Denmark	0.3
Singapore	0.3
Austria	0.2
Luxembourg	0.2
Mexico	0.2
Portugal	0.1
98.5%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 91.2%
Australia — 2.7%
ABC Learning Centers, Ltd.	3,554	$20,719
AGL Energy, Ltd.	4,328	60,948
Alumina, Ltd.	260,900	1,652,979
Amcor, Ltd.	8,996	58,912
AMP, Ltd.	18,716	175,045
Ansell, Ltd.	1,463	16,227
APA Group	1,483	4,922
APN News & Media, Ltd.	2,756	12,766
Aristocrat Leisure, Ltd.	3,501	43,182
Asciano Group†	5,284	42,058
ASX, Ltd.	1,705	81,320
Australia and New Zealand Banking Group, Ltd.	18,413	485,262
Axa Asia Pacific Holdings, Ltd.	8,701	60,223
Babcock & Brown Infrastructure Group	3,705	5,704
Babcock & Brown Power	3,296	8,423
Babcock & Brown Wind Partners	1,281	2,063
Babcock & Brown, Ltd.	2,270	55,332
BHP Billiton, Ltd.	34,900	1,379,647
Billabong International, Ltd.	1,655	21,999
BlueScope Steel, Ltd.	7,252	69,177
Boart Longyear Group†	426,381	900,471
Boral, Ltd.	5,937	37,878
Brambles, Ltd.	15,325	200,716
Caltex Australia, Ltd.	1,346	28,116
Centro Properties Group	8,436	55,170
CFS Retail Property Trust	13,770	29,203
Challenger Financial Services Group, Ltd.	3,576	19,674
Coca-Cola Amatil, Ltd.	5,250	41,927
Cochlear, Ltd.	547	37,840
Coles Myer, Ltd.	11,332	154,854
Commonwealth Bank of Australia	12,879	644,435
Commonwealth Property Office Fund	14,530	21,467
Computershare, Ltd.	5,085	41,918
CSL, Ltd.	1,834	174,620
CSR, Ltd.	8,766	24,191
DBS Group Holdings, Ltd.	28,461	50,762
Downer EDI, Ltd.	3,006	16,698
Fortescue Metals Group, Ltd.†	1,187	50,231
Foster's Group, Ltd.	20,248	117,325
Futuris Corp., Ltd.	5,788	10,940
Goodman Fielder, Ltd.	10,581	24,224
GPT Group	20,380	92,229
Harvey Norman Holdings, Ltd.	5,283	27,940
Iluka Resources, Ltd.	2,323	11,378
ING Industrial Fund	9,716	24,399
Insurance Australia Group, Ltd.	17,512	81,581
John Fairfax Holdings, Ltd.	11,911	49,887
Leighton Holdings, Ltd.	1,386	63,338
Lend Lease Corp., Ltd.	3,595	60,291
Lion Nathan, Ltd.	2,932	24,014
Macquarie Airports Management, Ltd.	6,863	26,491
Macquarie Bank, Ltd.	2,534	189,777
Macquarie Communications Infrastructure Group	3,916	21,162
Macquarie Goodman Group	14,175	86,915
Macquarie Infrastructure Group	26,505	73,380

Security Description	Shares	Value (Note 2)
Australia (continued)
Macquarie Office Trust	19,817	$27,520
Mirvac Group	10,059	48,646
Multiplex Group	6,269	27,870
National Australia Bank, Ltd.	16,237	572,138
Newcrest Mining, Ltd.	3,341	83,010
OneSteel, Ltd.	5,724	35,046
Orica, Ltd.	3,104	82,905
Origin Energy, Ltd.	8,677	79,305
Oxiana, Ltd.	209,068	719,804
Pacific Brands, Ltd.	5,014	13,792
Paladin Resources, Ltd.†	5,564	38,214
PaperlinX, Ltd.	4,471	12,061
Perpetual, Ltd.	369	23,925
Publishing & Broadcasting, Ltd.	4,458	77,929
Qantas Airways, Ltd.	9,710	48,078
QBE Insurance Group, Ltd.	8,314	249,357
Rinker Group, Ltd.†	876	14,147
Rio Tinto, Ltd.	2,852	273,875
Santos, Ltd.	5,974	79,781
Sonic Healthcare, Ltd.	2,843	39,355
Stockland	14,318	114,346
Suncorp-Metway, Ltd.	9,185	165,451
Symbion Health, Ltd.	6,441	23,833
TABCORP Holdings, Ltd.	5,240	70,443
Tattersall's, Ltd.	10,737	37,824
Telstra Corp., Ltd.	28,635	110,784
Telstra Corp., Ltd. (Installment Receipt)	14,843	37,669
Toll Holdings, Ltd.	5,366	62,424
Transurban Group	10,353	67,063
Wesfarmers, Ltd.	3,783	140,988
Westfield Group	16,049	309,031
Westpac Banking Corp.	18,474	467,198
Woodside Petroleum, Ltd.	4,657	207,446
Woolworths, Ltd.	12,019	316,859
WorleyParsons, Ltd.	1,476	55,546
Zinifex, Ltd.	4,859	76,402
		12,582,415
Austria — 0.2%
Andritz AG	388	26,806
Bwin Interactive Entertainment AG†	260	6,191
Erste Bank der oesterreichischen Sparkassen AG	1,888	143,898
Flughafen Wien AG	104	10,743
Immoeast AG†	4,161	45,331
Immofinanz AG	4,466	55,722
Mayr-Melnhof Karton AG	82	9,062
Meinl European Land, Ltd.†	2,994	42,693
Oesterreichische Elektrizitaetswirtschafts AG, Class A	769	44,323
OMV AG	1,647	109,982
Raiffeisen International Bank Holding AG	355	51,887
RHI AG†	256	11,784
Telekom Austria AG	3,742	97,914
Voestalpine AG	1,106	95,572
Wiener Staedtische Versicherung AG	313	21,870
Wienerberger AG	702	43,904
		817,682

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Belgium — 1.8%
AGFA Gevaert NV	1,285	$24,737
Barco NV	112	9,648
Bekaert NV	124	16,623
Belgacom SA	1,624	75,354
Cofinimmo	84	14,860
Colruyt SA	165	34,857
Compagnie Maritime Belge SA	139	10,307
Delhaize Group	19,912	1,908,044
Dexia SA	5,225	158,251
Euronav NV	235	7,389
Fortis	12,359	363,921
Group Bruxelles Lambert SA	733	88,907
InBev NV	21,339	1,934,025
KBC Groep NV	24,890	3,424,257
Mobistar SA	315	27,557
Omega Pharma SA	188	16,487
S.A D'Ieteren NV	27	12,050
Solvay SA	632	91,715
UCB SA	1,097	64,729
Umicore	246	58,791
		8,342,509
Bermuda — 0.6%
Cheung Kong Infrastructure Holdings, Ltd.	4,000	15,051
Esprit Holdings, Ltd.	156,900	2,492,607
Frontline, Ltd.	503	24,724
Giordano International, Ltd.	14,000	6,753
Johnson Electric Holdings, Ltd.	14,500	7,573
Kerry Properties, Ltd.	5,500	42,379
Li & Fung, Ltd.	21,200	90,267
Noble Group, Ltd.	9,000	13,147
Orient Overseas International, Ltd.	2,100	19,990
SeaDrill, Ltd.†	2,411	54,224
Shangri-La Asia, Ltd.	12,000	40,443
Yue Yuen Industrial Holdings, Ltd.	6,000	17,945
		2,825,103
Brazil — 0.3%
Rossi Residencial SA	20,000	561,921
Souza Cruz SA	22,400	581,691
		1,143,612
Canada — 1.8%
Addax Petroleum Corp.	64,060	2,526,591
Alcan, Inc.	15,581	1,559,347
Bank of Nova Scotia	24,120	1,267,049
OPTI Canada, Inc.†	40,153	751,670
Teck Cominco, Ltd.	46,149	2,190,877
		8,295,534
Cayman Islands — 0.5%
Agile Property Holdings, Ltd.	374,000	785,155
ASM Pacific Technology, Ltd.	1,500	13,285
Belle International Holdings, Ltd.	20,000	26,345
Foxconn International Holdings, Ltd.†	20,000	54,799
Hutchison Telecommunications International, Ltd.	14,000	19,450

Security Description	Shares	Value (Note 2)
Cayman Islands (continued)
Kingboard Chemical Holdings, Ltd.	5,500	$34,951
Shui On Land, Ltd.	18,500	22,536
Tencent Holdings, Ltd.	8,000	51,660
Tingyi Cayman Islands Holding Corp.	16,000	24,698
Xinhua Finance, Ltd.†	4,039	1,153,347
		2,186,226
China — 0.4%
Yanzhou Coal Mining Co., Ltd.	833,000	1,714,466
Cyprus — 1.0%
Bank of Cyprus Public Co., Ltd.	129,970	2,294,394
ProSafe ASA	121,229	2,163,177
		4,457,571
Czech Republic — 0.6%
CEZ AS	42,130	2,597,312
Denmark — 0.3%
AP Moller - Maersk A/S	11	151,074
Bang & Olufsen A/S, Class B	102	11,511
Carlsberg A/S	311	42,475
Coloplast A/S	243	23,101
D/S Torm A/S	294	11,978
Danisco A/S	449	34,912
Danske Bank A/S	4,463	181,195
DSV A/S	1,955	46,090
East Asiatic Co., Ltd. A/S	161	12,026
FLSmidth & Co. A/S	513	54,559
GN Store Nord A/S†	1,954	19,810
H. Lundbeck A/S	511	13,880
Jyske Bank A/S†	565	43,932
NKT Holding A/S	229	25,669
Novo-Nordisk A/S	2,375	286,659
Novozymes A/S	438	55,044
Sydbank A/S	609	26,502
Topdanmark A/S†	182	29,939
TrygVesta A/S	270	21,640
Vestas Wind Systems A/S†	1,794	141,725
William Demant Holding A/S†	274	24,214
		1,257,935
Egypt — 0.4%
Orascom Telecom Holding SAE GDR	30,995	2,027,073
Finland — 0.6%
Amer Sports Oyj	718	16,637
Cargotec Corp., Class B	379	18,623
Elisa Oyj	1,491	46,349
Fortum Oyj	4,432	162,672
KCI Konecranes Oyj	599	24,095
Kesko Oyj, Class B	655	43,515
Kone Oyj, Class B	761	55,505
Metso Corp.	1,272	87,607
Neste Oil Oyj	1,279	46,817
Nokia Oyj	40,883	1,554,201
Nokian Renkaat Oyj	1,040	40,723
OKO Bank, Class A	955	19,746
Orion Oyj	858	21,802
Outokumpu Oyj	1,176	42,242
Rautaruukki Oyj	838	50,773

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Finland (continued)
Sampo Oyj, Class A	4,314	$131,705
Sanoma-WSOY Oyj	823	25,595
Stora Enso Oyj, Class R	5,798	112,936
TietoEnator Oyj	738	16,564
UPM-Kymmene Oyj	5,223	126,314
Uponor Oyj	547	16,981
Wartsila Corp., Class B	645	44,193
YIT Oyj	1,264	37,562
		2,743,157
France — 7.6%
Accor SA	1,799	159,715
Aeroports de Paris	345	39,750
Air France-KLM	1,209	44,427
Air Liquide	3,590	480,484
Alcatel SA	23,055	236,702
Alstom	1,034	210,210
Atos Origin SA†	686	39,911
AXA SA	52,690	2,357,683
BNP Paribas SA	30,564	3,344,538
Bouygues SA	2,171	187,261
Business Objects SA†	966	43,115
Cap Gemini SA	1,365	84,124
Carrefour SA	5,981	419,010
Casino Guichard-Perrachon SA	433	45,406
Cie Generale de Geophysique-Veritas†	7,108	2,322,584
CNP Assurances	443	56,669
Compagnie de St. Gobain	3,311	345,553
Compagnie Generale des Etablissements Michelin, Class B	1,433	192,650
Credit Agricole SA	6,576	253,649
Dassault Systemes SA	573	37,602
Essilor International SA	1,968	123,476
France Telecom SA	16,892	565,807
Gaz de France	1,964	102,053
Gecina SA	123	20,872
Groupe Danone	4,426	348,381
Hermes International	692	77,875
Icade	326	23,754
Imerys SA	315	28,752
Ipsen SA	29,765	1,716,835
Klepierre	690	39,583
L'Oreal SA	2,499	327,837
Lafarge SA	13,524	2,095,266
Lagardere SCA	1,210	102,989
LVMH Moet Henessy Louis Vuitton SA	2,445	293,106
M6-Metropole Television	656	19,036
Neopost SA	321	45,279
PagesJaunes Groupe SA	1,251	25,705
PagesJaunes SA (Redemption Shares)	970	830
Pernod Ricard SA	900	196,392
Peugeot SA	1,521	125,534
PPR	769	144,680
Publicis Groupe	1,387	57,040
Renault SA	1,848	267,784
Safran SA	1,665	40,195
Sanofi-Aventis	35,141	2,975,490

Security Description	Shares	Value (Note 2)
France (continued)
Schneider Electric SA	18,481	$2,334,874
SCOR	1,181	31,643
Societe BIC SA	271	23,232
Societe Des Autoroutes Paris-Rhin-Rhone	225	23,646
Societe Generale	3,684	618,196
Societe Television Francaise1	1,175	31,583
Sodexho Alliance SA	952	65,839
Suez SA (Brussels)†	833	12
Suez SA (Paris)	10,202	600,813
Technip SA	18,935	1,692,922
Thales SA	884	51,821
Thomson	2,460	37,464
Total SA VVPR†	288	4
Total SA	56,894	4,625,918
UBISOFT Entertainment†	25,117	1,715,566
Unibail	460	118,390
Valeo SA	696	38,726
Vallourec SA	475	136,820
Veolia Environnement	3,075	264,798
Vinci SA	23,791	1,858,738
Vivendi Universal SA	11,552	487,588
Zodiac SA	385	27,581
		35,451,768
Germany — 9.9%
Adidas AG	2,031	133,221
Allianz SE	10,615	2,480,108
Altana AG	700	16,869
Arcandor AG†	630	21,093
BASF AG	5,002	691,862
Bayer AG	7,248	576,916
Bayerische Motoren Werke AG	37,988	2,450,063
Beiersdorf AG	879	65,829
Bilfinger Berger AG	24,803	1,938,511
Celesio AG	848	53,520
Commerzbank AG	6,232	252,288
Continental AG	1,309	181,020
DaimlerChrysler AG	9,247	931,442
Deutsche Bank AG	5,184	668,100
Deutsche Boerse AG	2,035	277,123
Deutsche Lufthansa AG	2,284	65,691
Deutsche Post AG (London)†	395	11,383
Deutsche Post AG (Virt-x)	7,351	213,836
Deutsche Postbank AG	818	60,059
Deutsche Telekom AG	245,913	4,832,089
Douglas Holding AG	312	19,491
E.ON AG	42,744	7,902,880
Fresenius Medical Care AG	52,469	2,788,473
Heidelberger Druckmaschinen AG	579	25,330
Henkel KGaA	46,052	2,180,829
Hochtief AG	418	50,706
Hypo Real Estate Holding AG	1,337	76,031
Infineon Technologies AG†	7,465	128,695
IVG Immobilien AG	926	34,516
Linde AG	26,775	3,325,079
MAN AG	1,124	163,562
Merck KGaA	28,871	3,482,863
Metro AG	1,617	146,047
MLP AG	541	7,221

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	2,176	$418,173
Premiere AG†	834	18,005
Rheinmetall AG	23,678	1,880,972
RWE AG	4,440	558,413
Salzgitter AG	409	80,332
SAP AG	40,674	2,380,862
Siemens AG	20,708	2,847,144
Solarworld AG	834	48,010
Suedzucker AG	660	13,261
Symrise AG†	36,613	971,074
ThyssenKrupp AG	3,595	228,940
TUI AG†	2,129	57,195
Volkswagen AG	1,702	384,674
Wincor Nixdorf AG	313	25,887
		46,165,688
Gibraltar — 0.0%
PartyGaming PLC†	11,825	6,653
Greece — 2.1%
Alpha Bank A.E.	3,869	134,835
Athens Stock Exchange SA	595	19,090
Coca-Cola Hellenic Bottling Co. SA	1,086	62,718
Cosmote Mobile Telecommunications SA	1,169	40,173
EFG Eurobank Ergasias	2,753	96,806
Folli-Follie SA	20,793	847,983
Hellenic Petroleum SA	1,067	17,041
Hellenic Technodomiki Tev SA	1,189	15,903
Hellenic Telecommunications
Organization SA	70,416	2,610,652
Motor Oil Hellas Corinth Refineries SA	441	11,696
National Bank of Greece SA	63,637	4,056,219
OPAP SA	36,418	1,412,502
Piraeus Bank SA	2,561	91,516
Public Power Corp.	1,041	41,267
Titan Cement Co. SA	613	31,678
Viohalco Hellenic Copper and Aluminum Industry SA	895	14,728
		9,504,807
Hong Kong — 0.9%
Bank of East Asia, Ltd.	13,800	77,664
BOC Hong Kong Holdings, Ltd.	36,500	92,590
Cathay Pacific Airways, Ltd.	13,000	35,536
Cheung Kong Holdings, Ltd.	15,000	246,982
China Unicom, Ltd.	421,020	870,869
CLP Holdings, Ltd.	12,900	88,944
Galaxy Entertainment Group, Ltd.†	1,017,000	1,132,929
Hang Lung Properties, Ltd.	21,000	94,008
Hang Seng Bank, Ltd.	7,600	134,816
Henderson Land Development Co., Ltd.	8,000	63,443
Hong Kong & China Gas Co., Ltd.	35,731	83,377
Hong Kong Exchanges & Clearing, Ltd.	10,500	321,462
HongKong Electric Holdings, Ltd.	13,500	70,245

Security Description	Shares	Value (Note 2)
Hong Kong (continued)
Hopewell Holdings, Ltd.	6,000	$28,634
Hutchison Whampoa, Ltd.	20,300	217,392
Hysan Development Co., Ltd.	6,000	16,633
Link REIT	21,000	46,031
Melco International Development	7,000	13,129
MTR Corp., Ltd.	13,500	40,202
New World Development Co., Ltd.	23,126	64,257
PCCW, Ltd.	39,923	26,397
Shun Tak Holdings, Ltd.	10,000	16,105
Sino Land Co., Ltd.	14,000	34,830
Sino-Ocean Land Holdings, Ltd.†	48,000	67,920
Sun Hung Kai Properties, Ltd.	13,323	224,511
Swire Pacific, Ltd., Class A	8,500	103,109
Techtronic Industries Co., Ltd.	10,500	11,967
Television Broadcasts, Ltd.	3,000	18,022
Wharf Holdings, Ltd.	12,000	59,121
Wing Hang Bank, Ltd.	1,500	17,250
		4,318,375
India — 0.4%
Indiabulls Financial Services Ltd GDR(2)	66,978	1,005,407
Satyam Computer Services, Ltd. ADR(1)	35,700	924,273
		1,929,680
Indonesia — 0.4%
PT Indosat Tbk	2,017,000	1,698,294
Ireland — 0.6%
Allied Irish Banks PLC	8,741	211,892
Bank of Ireland	9,769	181,091
C&C Group PLC	3,269	27,036
CRH PLC (Dublin)	5,418	215,163
CRH, PLC (Virt-x)	42,246	1,665,052
DCC PLC	802	23,673
Depfa Bank PLC	3,348	69,320
Elan Corp PLC†	4,666	98,072
Grafton Group PLC†	2,267	25,389
Greencore Group PLC	1,585	10,306
Iaws Group PLC	1,263	28,077
Independent News & Media PLC	5,328	19,829
Irish Life & Permanent PLC	2,746	60,889
Kerry Group PLC	1,383	41,020
Kingspan Group PLC	1,263	27,735
Paddy Power PLC	485	17,013
Ryanair Holdings PLC ADR†	770	31,963
		2,753,520
Israel — 0.6%
Teva Pharmaceutical Industries, Ltd. ADR	64,524	2,869,382
Italy — 2.8%
Alleanza Assicurazioni SpA	4,224	56,227
Arnoldo Mondadori Editore SpA	1,165	11,271
Assicurazione Generali SpA	10,526	463,195
Atlantia SpA	2,570	86,816
Autogrill SpA	1,015	19,554
Banca Intesa SpA	9,309	68,163
Banca Monte dei Paschi di Siena SpA	10,999	67,480
Banca Popolare di Milano Scarl	4,143	61,204
Banco Popolare Scarl†	6,673	149,486

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Italy (continued)
Bulgari SpA	1,494	$23,519
Capitalia SpA†	16,847	160,954
Enel SpA	43,193	489,033
Eni SpA	25,991	963,238
Fiat SpA	7,086	214,312
Finmeccanica SpA	2,968	86,464
Fondiaria-Sai SpA	737	34,607
Intesa Sanpaolo SpA	76,893	593,731
Italcementi SpA	706	15,644
Lottomatica SpA	679	24,544
Luxottica Group SpA	1,377	46,870
Mediaset SpA	7,665	79,132
Mediobanca SpA	114,823	2,511,646
Mediolanum SpA	2,546	18,007
Parmalat SpA	15,572	55,290
Pirelli & C. SpA†	28,735	34,624
Safilo Group SpA	162,154	756,101
Seat Pagine Gialle SpA	40,934	22,823
Snam Rete Gas SpA	8,787	54,661
Telecom Italia SpA (Chi-X)	743,504	2,260,875
Telecom Italia SpA (Milan)	60,162	145,067
Terna Rete Elettrica Nazionale SpA	11,979	44,284
UniCredito Italiano SpA	384,636	3,290,830
Unione di Banche Italiane ScpA	6,061	162,915
		13,072,567
Japan — 14.7%
Access Co., Ltd.†	2	6,616
ACOM Co., Ltd.	630	14,041
Aderans Co., Ltd.	300	6,281
Advantest Corp.	1,500	46,751
Aeon Co., Ltd.	6,300	89,017
Aeon Credit Service Co., Ltd.	800	8,601
Aeon Mall Co., Ltd.	500	15,279
AIFUL Corp.	750	11,753
Aisin Seiki Co., Ltd.	1,900	75,924
Ajinomoto Co., Inc.	6,000	75,219
Alfresa Holdings Corp.	200	12,763
All Nippon Airways Co., Ltd.	6,000	23,401
Alps Electric Co., Ltd.	1,700	20,454
Amada Co., Ltd.	4,000	44,713
Aoyama Trading Co., Ltd.	500	12,711
Asahi Breweries, Ltd.	4,000	60,941
Asahi Glass Co., Ltd.	9,000	121,055
Asahi Kasei Corp.	12,000	96,949
Asatsu-DK, Inc.	300	9,664
Asics Corp.	2,000	30,958
Astellas Pharma, Inc.	5,300	254,238
Autobacs Seven Co., Ltd.	300	7,796
Bank of Kyoto, Ltd.	3,000	36,382
Benesse Corp.	600	22,984
Bridgestone Corp.	6,000	132,677
Canon Marketing Japan, Inc.	700	14,016
Canon, Inc.	10,600	578,610
Capcom Co., Ltd.	50,800	1,171,985
Casio Computer Co., Ltd.	2,300	32,959
Central Glass Co., Ltd.	2,000	10,081
Central Japan Railway Co.	15	159,317

Security Description	Shares	Value (Note 2)
Japan (continued)
Chiyoda Corp.	1,000	$18,021
Chubu Electric Power Co., Inc.	6,600	170,940
Chugai Pharmaceutical Co., Ltd.	2,700	44,591
Chuo Mitsui Trust Holdings, Inc.	7,000	54,603
Circle K Sunkus Co., Ltd.	400	6,216
Citizen Watch Co., Ltd.	3,400	34,218
Coca-Cola West Japan Co., Ltd.	500	11,753
COMSYS Holdings Corp.	1,000	10,969
Credit Saison Co., Ltd.	1,600	41,231
CSK Holdings Corp.	600	23,454
Dai Nippon Printing Co., Ltd.	6,000	85,770
Daicel Chemical Industries, Ltd.	3,000	23,741
Daido Steel Co., Ltd.	3,000	25,569
Daifuku Co., Ltd.	1,000	11,422
Daiichi Sankyo Co., Ltd.	62,200	1,868,193
Daikin Industries, Ltd.	2,200	105,916
Dainippon Ink and Chemicals, Inc.	6,000	26,588
Dainippon Screen Manufacturing Co., Ltd.	2,000	12,049
Daito Trust Construction Co., Ltd.	800	38,584
Daiwa House Industry Co., Ltd.	5,000	65,251
Daiwa Securities Group, Inc.	13,000	123,815
Denki Kagaku Kogyo Kabushiki KaishA	4,000	22,461
Denso Corp.	4,800	180,943
Dentsu, Inc.	19	53,924
Don Quijote Co, Ltd.	38,800	802,246
Dowa Mining Co., Ltd.	3,000	38,001
eAccess, Ltd.	13	7,221
East Japan Railway Co.	285	2,247,943
Ebara Corp.	4,000	18,491
Edion Corp.	700	7,794
Eisai Co., Ltd.	2,500	118,182
Electric Power Development Co., Ltd.	1,500	58,373
Elpida Memory, Inc.†	900	33,065
FamilyMart Co., Ltd.	600	15,644
Fanuc, Ltd.	18,300	1,865,607
Fast Retailing Co., Ltd.	500	28,860
Fuji Electric Holdings Co., Ltd.	5,000	22,287
Fuji Soft ABC, Inc.	300	6,138
Fuji Television Network, Inc.	5	10,055
FUJIFILM Holdings Corp.	4,800	221,895
Fujikura, Ltd.	151,000	955,705
Fujitsu, Ltd.	18,000	127,245
Fukuoka Financial Group, Inc.	6,000	35,154
Furukawa Electric Co., Ltd.	6,000	29,356
Glory, Ltd.	600	19,066
Gunma Bank, Ltd.	4,000	26,675
Gunze, Ltd.	2,000	9,855
H20 Retailing Corp.	1,000	8,262
Hakuhodo DY Holdings, Inc.	230	16,139
Hankyu Hanshin Holdings, Inc.	11,800	60,302
Haseko Corp.†	10,000	23,941
Hikari Tsushin, Inc.	200	5,485
Hino Motors, Ltd.	2,000	15,288
Hirose Electric Co., Ltd.	300	36,486
Hitachi Cable, Ltd.	2,000	12,397
Hitachi Capital Corp.	400	5,032

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Japan (continued)
Hitachi Chemical Co., Ltd.	1,000	$20,676
Hitachi Construction Machinery Co., Ltd.	1,000	39,960
Hitachi High-Technologies Corp.	600	13,738
Hitachi Metals, Ltd.	148,000	1,834,780
Hitachi, Ltd.	33,000	219,780
Hokkaido Electric Power Co., Inc.	1,800	38,941
Hokuhoku Financial Group, Inc.	12,000	33,953
Honda Motor Co., Ltd.	15,400	517,512
House Foods Corp.	700	12,219
Hoya Corp.	4,100	139,921
Ibiden Co., Ltd.	1,300	109,442
Idemitsu Kosan Co., Ltd.	200	22,513
IHI Corp.	13,000	40,857
Inpex Holdings, Inc.	9	92,456
Isetan Co., Ltd.	1,900	25,622
Ito En, Ltd.	600	14,626
ITOCHU Corp.	15,000	182,170
ITOCHU Techno-Solutions Corp.	300	10,578
J Front Retailing Co., Ltd.†	2,800	27,545
Jafco Co., Ltd.	300	11,126
Japan Airlines Corp.†	9,000	19,510
Japan Petroleum Exploration Co.	100	7,435
Japan Prime Reality Investment Corp.	5	20,851
Japan Real Estate Investment Corp.	4	48,056
Japan Retail Fund Investment Corp.	3	26,118
Japan Steel Works, Ltd.	3,000	49,806
Japan Tobacco, Inc.	44	241,710
JFE Holdings, Inc.	38,400	2,721,247
JGC Corp.	2,000	38,567
JS Group Corp.	2,600	45,225
JSR Corp.	1,700	41,662
JTEKT Corp.	1,900	33,496
Jupiter Telecommunications Co.†	22	17,084
Kajima Corp.	9,000	30,949
Kamigumi Co., Ltd.	2,000	16,802
Kaneka Corp.	3,000	25,230
Kansai Paint Co., Ltd.	2,000	15,340
Kao Corp.	5,000	149,306
Kawasaki Heavy Industries, Ltd.	13,000	50,929
Kawasaki Kisen Kaisha, Ltd.	5,000	73,434
KDDI Corp.	24	178,018
Keihin Electric Express Railway Co., Ltd.	4,000	25,944
Keio Corp.	5,000	31,167
Keisei Electric Railway Co., Ltd.	3,000	16,637
Keyence Corp.	400	88,800
Kikkoman Corp.	1,000	15,096
Kinden Corp.	1,000	9,141
Kintetsu Corp.	16,000	49,728
Kirin Brewery Co., Ltd.	8,000	105,863
KK DaVinci Advisors†	10	7,513
Kobe Steel, Ltd.	26,000	97,105
Kokuyo Co., Ltd.	800	8,316
Komatsu, Ltd.	8,900	299,082
Komori Corp.	1,000	24,507
Konami Corp.	900	24,524

Security Description	Shares	Value (Note 2)
Japan (continued)
Konica Minolta Holdings, Inc.	4,500	$76,277
Kose Corp.	300	7,966
Kubota Corp.	11,000	90,593
Kuraray Co., Ltd.	3,500	44,335
Kurita Water Industries, Ltd.	1,100	37,348
Kyocera Corp.	1,600	150,020
Kyowa Hakko Kogyo Co., Ltd.	3,000	30,897
Kyushu Electric Power Co., Inc.	3,700	97,924
Lawson, Inc.	600	18,961
Leopalace21 Corp.	1,200	39,385
Mabuchi Motor Co., Ltd.	300	19,562
Makita Corp.	1,100	48,265
Marubeni Corp.	15,000	137,640
Marui Co., Ltd.	2,900	32,013
Matsui Securities Co., Ltd.	1,200	9,193
Matsumotokiyoshi Co., Ltd.(5)	400	7,400
Matsushita Electric Industrial Co., Ltd.	19,000	356,462
Matsushita Electric Works, Ltd.	3,000	36,173
MEDICEO Holdings Co., Ltd.	1,500	22,931
Meiji Dairies Corp.	3,000	16,950
Meiji Seika Kaisha, Ltd.	3,000	15,096
Meitec Corp.	300	8,802
Millea Holdings, Inc.	41,300	1,661,133
Minebea Co., Ltd.	3,000	20,528
Mitsubishi Chemical Holdings Corp.	11,500	100,118
Mitsubishi Corp.	13,400	424,638
Mitsubishi Electric Corp.	19,000	238,193
Mitsubishi Estate Co., Ltd.	11,000	315,066
Mitsubishi Gas Chemical Co., Inc.	206,000	1,909,981
Mitsubishi Heavy Industries, Ltd.	31,000	202,681
Mitsubishi Logistics Corp.	1,000	14,086
Mitsubishi Materials Corp.	11,000	68,376
Mitsubishi Rayon Co., Ltd.	5,000	35,433
Mitsubishi Tanabe Pharma Corp.	2,000	25,247
Mitsubishi UFJ Financial Group, Inc.(5)	80,000	693,224
Mitsubishi UFJ Lease & Finance Co., Ltd.	390	12,936
Mitsubishi UFJ Securities Co.	2,000	17,516
Mitsui & Co., Ltd.	15,000	364,341
Mitsui Chemicals, Inc.	6,000	59,600
Mitsui Engineering & Shipbuilding Co., Ltd.	7,000	39,673
Mitsui Fudosan Co., Ltd.	8,000	222,174
Mitsui Mining & Smelting Co., Ltd.	5,000	21,547
Mitsui O.S.K. Lines, Ltd.	10,000	162,016
Mitsui Sumitomo Insurance Co., Ltd.	12,000	140,931
Mitsukoshi, Ltd.	4,000	18,143
Mitsumi Electric Co., Ltd.	700	28,581
Mizuho Financial Group, Inc.	94	536,021
Murata Manufacturing Co., Ltd.	2,100	151,378
NamCo Bandai Holdings, Inc.	2,000	29,078
NEC Corp.	20,000	97,158
NEC Electronics Corp.†	400	11,492
NGK Insulators, Ltd.	3,000	96,635
NGK Spark Plug Co., Ltd.	83,000	1,289,818
NHK Spring Co., Ltd.	2,000	15,253
Nichirei Corp.	2,000	9,176
Nidec Corp.	1,000	69,908

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Japan (continued)
Nikko Cordial Corp.	4,000	$50,250
Nikon Corp.	3,000	103,165
Nintendo Co., Ltd.	1,000	520,611
Nippon Building Fund, Inc.	5	72,694
Nippon Commercial Investment Corp.	459	1,994,002
Nippon Electric Glass Co., Ltd.	3,000	48,318
Nippon Express Co., Ltd.	8,000	39,768
Nippon Kayaku Co., Ltd.	1,000	8,323
Nippon Light Metal Co., Ltd.	4,000	8,810
Nippon Meat Packers, Inc.	2,000	22,217
Nippon Mining Holdings, Inc.	8,500	85,396
Nippon Oil Corp.	12,000	111,470
Nippon Paper Group, Inc.	9	27,815
Nippon Sheet Glass Co., Ltd.	6,000	36,669
Nippon Shokubai Co., Ltd.	1,000	9,733
Nippon Steel Corp.	57,000	410,386
Nippon Telegraph and Telephone Corp.	51	238,428
Nippon Yusen Kabushiki Kaisha	11,000	107,448
Nishi-Nippon City Bank, Ltd.	6,000	16,872
Nishimatsu Construction Co., Ltd.	2,000	6,042
Nissan Chemical Industries, Ltd.	2,000	24,690
Nissan Motor Co., Ltd.	22,500	225,460
Nisshin Seifun Group, Inc.	2,000	18,822
Nisshin Steel Co., Ltd.	8,000	36,077
Nisshinbo Industries, Inc.	1,000	13,903
Nissin Food Products Co., Ltd.	31,857	1,137,106
Nitori Co., Ltd.	350	16,546
Nitto Denko Corp.	1,600	74,383
NOK Corp.	1,100	23,558
Nomura Holdings, Inc.	157,400	2,639,206
Nomura Real Estate Holdings, Inc.	500	14,626
Nomura Real Estate Office Fund, Inc.	2	20,894
Nomura Research Institute, Ltd.	1,100	37,444
NSK, Ltd.	199,000	1,746,328
NTN Corp.	4,000	35,694
NTT Data Corp.	12	53,489
NTT DoCoMo, Inc.	162	231,298
NTT Urban Development Corp.	11	22,792
Obayashi Corp.	6,000	27,789
Obic Co, Ltd.	70	13,578
Odakyu Electric Railway Co., Ltd.	6,000	38,706
OJI Paper Co., Ltd.	8,000	38,724
Oki Electric Industry Co., Ltd.†	6,000	10,343
OKUMA Corp.	1,000	14,591
Okumura Corp.	2,000	10,186
Olympus Corp.	2,000	82,183
Omron Corp.	2,100	55,578
Onward Kashiyama Co., Ltd.	1,000	10,116
ORACLE Corp.	300	13,712
Oriental Land Co., Ltd.	500	28,991
ORIX Corp.	5,810	1,325,225
Osaka Gas Co., Ltd.	20,000	70,169
Osaka Titanium Technologies Co.	200	17,429
OSG Corp.	800	8,330
Otsuka Corp.	200	19,623
Park24 Co, Ltd.	900	8,094

Security Description	Shares	Value (Note 2)
Japan (continued)
Pioneer Corp.	1,500	$18,400
Promise Co., Ltd.	750	18,282
QP Corp.	1,000	9,150
Rakuten, Inc.	64	25,101
Resona Holdings, Inc.	56	96,043
Ricoh Co., Ltd.	121,000	2,559,788
Rinnai Corp.	300	8,958
Rohm Co., Ltd.	1,000	88,365
Round One Corp.	4	8,845
Ryohin Keikaku Co., Ltd.	200	11,509
Sanken Electric Co., Ltd.	1,000	4,901
Sankyo Co., Ltd.	500	20,241
Santen Pharmaceutical Co., Ltd.	700	17,521
Sanwa Shutter Corp.	2,000	11,213
Sanyo Electric Co., Ltd.†	15,000	24,681
Sapporo Hokuyo Holdings, Inc.	3	29,774
Sapporo Holdings, Ltd.	3,000	19,823
SBI E*Trade Securities Co., Ltd.	14	13,285
SBI Holdings, Inc.	92	24,148
Secom Co., Ltd.	2,000	96,287
Sega Sammy Holdings, Inc.	1,900	25,308
Seiko Epson Corp.	1,300	32,199
Seino Holdings Corp.	1,000	9,237
Sekisui Chemical Co., Ltd.	4,000	29,356
Sekisui House, Ltd.	5,000	62,943
Seven & I Holdings Co., Ltd.	8,100	208,379
Sharp Corp.	10,000	181,517
Shimachu Co., Ltd.	400	10,586
Shimamura Co., Ltd.	200	18,718
Shimano, Inc.	700	24,498
Shimizu Corp.	6,000	32,647
Shin-Etsu Chemical Co., Ltd.	4,000	276,499
Shinko Electric Industries	700	15,540
Shinko Securities Co., Ltd.	5,000	23,158
Shinsei Bank, Ltd.	14,000	44,121
Shionogi & Co., Ltd.	44,000	678,396
Shiseido Co., Ltd.	3,000	66,600
Showa Denko K.K.	11,000	41,658
Showa Shell Sekiyu K.K.	1,800	23,145
SMC Corp.	500	68,472
Softbank Corp.	7,300	134,732
Sojitz Corp.	9,600	41,788
Sompo Japan Insurance, Inc.	8,000	91,795
Sony Corp.	9,900	480,068
Stanley Electric Co., Ltd.	1,500	36,173
Sumco Corp.	1,100	44,818
Sumitomo Bakelite Co., Ltd.	2,000	11,509
Sumitomo Chemical Co., Ltd.	15,000	128,629
Sumitomo Corp.	120,600	2,330,841
Sumitomo Electric Industries, Ltd.	7,100	113,115
Sumitomo Heavy Industries, Ltd.	6,000	77,256
Sumitomo Metal Industries, Ltd.	40,000	233,317
Sumitomo Metal Mining Co., Ltd.	5,000	121,447
Sumitomo Mitsui Financial Group, Inc.	377	2,937,492
Sumitomo Osaka Cement Co., Ltd.	4,000	9,855
Sumitomo Realty & Development Co., Ltd.	4,000	140,687
Sumitomo Rubber Industries, Ltd.	1,700	21,371

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Japan (continued)
Suruga Bank, Ltd.	2,000	$24,429
Suzuken Co., Ltd.	700	23,584
T&D Holdings, Inc.	1,941	119,470
Taiheiyo Cement Corp.	410,000	1,559,831
Taisei Corp.	9,000	26,092
Taisho Pharmaceutical Co., Ltd.	2,000	39,351
Taiyo Nippon Sanso Corp.	3,000	26,953
Taiyo Yuden Co., Ltd.	1,000	19,806
Takara Holdings, Inc.	2,000	11,753
Takashimaya Co., Ltd.	3,000	33,300
Takeda Pharmaceutical Co., Ltd.	8,300	583,851
Takefuji Corp.	1,090	21,636
TDK Corp.	1,200	105,306
Teijin, Ltd.	8,000	39,072
Terumo Corp.	1,600	80,790
The 77 Bank, Ltd.	3,000	20,189
The Bank of Yokohama, Ltd.	12,000	82,845
The Chiba Bank, Ltd.	7,000	54,116
The Goodwill Group, Inc.†	13	2,438
The Hachijuni Bank, Ltd.	4,000	28,799
The Hiroshima Bank, Ltd.	5,000	27,293
The Joyo Bank, Ltd.	7,000	39,063
The Kansai Electric Power Co., Inc.	7,600	173,682
The Shizuoka Bank, Ltd.	6,000	58,295
The Sumitomo Trust & Banking Co., Ltd.	12,000	90,785
THK Co., Ltd.	40,400	852,914
TIS, Inc.	400	7,800
Tobu Railway Co., Ltd.	8,000	37,609
Toda Corp.	2,000	10,552
Toho Co., Ltd.	1,200	23,715
Toho Titanium Co., Ltd.	300	11,022
Tohoku Electric Power Co., Inc.	4,200	89,766
Tokai Rika Co., Ltd.	500	13,929
Tokuyama Corp.	2,000	30,349
Tokyo Broadcasting System, Inc.	400	11,213
Tokyo Electric Power Co., Inc.	12,100	305,489
Tokyo Electron, Ltd.	1,700	107,744
Tokyo Gas Co., Ltd.	22,000	102,468
Tokyo Seimitsu Co., Ltd.	300	6,242
Tokyo Steel Manufacturing Co., Ltd.	1,100	17,084
Tokyo Tatemono Co., Ltd.	144,000	1,836,591
Tokyu Corp.	10,000	65,294
Tokyu Land Corp.	4,000	40,151
TonenGeneral Sekiyu K.K.	3,000	30,166
Toppan Printing Co., Ltd.	5,000	51,495
Toray Industries, Inc.	13,000	103,217
Toshiba Corp.	30,000	280,242
Tosoh Corp.	5,000	32,429
Toto, Ltd.	3,000	21,756
Toyo Seikan Kaisha, Ltd.	1,600	30,157
Toyo Suisan Kaisha, Ltd.	1,000	18,805
Toyobo Co., Ltd.	6,000	14,051
Toyoda Gosei Co., Ltd.	600	21,730
Toyota Boshoku Corp	600	20,267
Toyota Industries Corp.	1,800	77,569
Toyota Motor Corp.	26,900	1,587,794

Security Description	Shares	Value (Note 2)
Japan (continued)
Toyota Tsusho Corp.	2,100	$55,761
Trend Micro, Inc.	1,000	43,268
Ube Industreis, Ltd.	9,000	31,890
Uni-Charm Corp.	400	24,551
Union Tool Co.	23,400	1,010,438
UNY Co., Ltd.	1,000	8,715
Ushio, Inc.	1,100	20,015
USS Co, Ltd.	240	15,775
Wacoal Corp.	1,000	12,284
West Japan Railway Co.	16	76,333
Yahoo! Japan Corp.	150	56,806
Yakult Honsha Co., Ltd.	1,000	22,766
Yamada Denki Co., Ltd.	8,970	887,902
Yamaha Corp.	1,700	38,110
Yamaha Motor Co., Ltd.	1,800	45,915
Yamato Transport Co., Ltd.	71,000	1,065,015
Yamazaki Baking Co., Ltd.	1,000	7,504
Yaskawa Electric Corp.	2,000	24,916
Yokogawa Electric Corp.	2,100	25,559
Zeon Corp.	2,000	19,710
		68,285,290
Luxembourg — 0.2%
Acergy SA	1,878	55,822
ArcelorMittal	9,060	715,073
Oriflame Cosmetics SA SDR	394	23,906
Stolt-Nielsen SA	375	11,129
		805,930
Mexico — 0.2%
Desarrolladora Homex SAB de CV ADR†	20,100	1,115,550
Netherlands — 4.0%
ABN Amro Holding NV	72,562	3,823,208
Aegon NV	135,511	2,595,104
Akzo Nobel NV	20,594	1,697,355
ASML Holding NV†	4,601	152,538
Corio NV	401	34,251
Corporate Express NV	1,439	15,677
European Aeronautic Defense and Space Co.	3,258	100,162
Fugro NV	578	46,922
Hagemeyer NV	5,153	23,807
Heineken NV	2,445	160,446
ING Groep NV	68,446	3,038,305
James Hardie Industries NV	4,659	29,477
Koninklijke Ahold NV†	109,183	1,650,308
Koninklijke DSM DV	1,461	78,853
Koninklijke KPN NV	19,254	334,130
Koninklijke Philips Electronics NV	11,409	514,903
Oce NV	784	16,479
Qiagen NV†	1,370	26,451
Randstad Holding NV	520	28,110
Reed Elsevier NV	7,099	134,836
Rodamco Europe NV	536	74,696
Royal Numico NV	1,711	132,725
SBM Offshore NV	1,403	55,157
STMicroelectronics NV	79,685	1,339,660
TNT NV	42,076	1,763,949

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Netherlands (continued)
Unilever NV	17,118	$528,464
Vedior NV	1,709	37,602
Wereldhave NV	206	24,807
Wolters Kluwer NV	2,927	86,898
		18,545,280
New Zealand — 0.0%
Auckland International Airport, Ltd.	9,750	23,126
Contact Energy, Ltd.	2,877	20,036
Fisher & Paykel Appliances Holdings, Ltd.	2,687	7,249
Fisher & Paykel Healthcare Corp.	5,103	12,761
Fletcher Building, Ltd.	4,970	47,794
Kiwi Income Property Trust	7,128	7,832
Sky City Entertainment Group, Ltd.	4,411	17,449
Sky Network Television, Ltd.	1,942	8,477
Telecom Corp. of New Zealand, Ltd.	17,704	59,970
Vector, Ltd.	2,495	4,632
		209,326
Norway — 1.2%
Aker Kvaerner ASA	41,445	1,320,321
DNB NOR ASA	7,299	111,964
DNO ASA†	7,864	16,337
Electromagnetic GeoServices AS†	108,500	1,811,268
Marine Harvest†	25,222	32,093
Norsk Hydro ASA	7,005	304,692
Norske Skogindustrier ASA	1,620	17,338
Ocean RIG ASA†	1,706	12,594
Orkla ASA	8,485	151,561
Petroleum Geo-Services ASA†	45,076	1,300,129
Renewable Energy Corp. AS†	1,700	78,358
Schibsted ASA	464	24,443
Statoil ASA	6,434	219,290
Storebrand ASA	2,209	34,336
Tandberg ASA	1,190	28,640
Telenor ASA†	8,281	165,889
TGS Nopec Geophysical Co. ASA†	1,030	21,111
Tomra Systems ASA	1,652	11,951
Yara International ASA	1,775	56,135
		5,718,450
Portugal — 0.1%
Banco BPI SA	2,275	19,140
Banco Comercial Portugues SA	21,632	89,762
Banco Espirito Santo SA	2,245	50,900
Brisa-Auto Estradas de Portugal SA	2,994	39,277
Cimpor Cimentos de Portugal SGPS SA	2,011	16,661
Energias de Portugal SA	20,077	117,378
Jeronimo Martins SGPS SA	1,884	11,579
Portugal Telecom SGPS SA	7,888	110,567
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	1,095	16,301
Sonae Industria SGPS SA†	627	7,045
Sonae SGPS SA	7,985	20,723
		499,333

Security Description	Shares	Value (Note 2)
Russia — 1.0%
LUKOIL ADR	17,159	$1,425,913
OAO Gazprom ADR (OTC)	34,085	1,503,148
OAO Gazprom ADR (London)	8,168	360,209
Sberbank GDR	2,898	1,325,835
		4,615,105
Singapore — 0.3%
Allgreen Properties, Ltd.	7,000	9,047
Ascendas Real Estate Investment Trust	10,000	18,378
CapitaCommercial Trust	10,000	19,118
CapitaLand, Ltd.	15,000	82,295
CapitaMall Trust	10,000	26,254
Chartered Semiconductor Manufacturing, Ltd.†	10,000	7,338
City Developments, Ltd.	5,000	54,527
ComfortDelGro Corp., Ltd.	18,000	23,507
Cosco Corp. Singapore, Ltd.	8,000	32,043
DBS Group Holdings, Ltd.	11,163	162,316
Fraser and Neave, Ltd.	8,000	30,697
Haw Par Corp., Ltd.	1,040	5,671
Jardine Cycle & Carriage, Ltd.	1,000	12,454
Keppel Corp., Ltd.	11,000	106,631
Keppel Land, Ltd.	4,000	22,349
Neptune Orient Lines, Ltd.	4,000	14,271
Olam International, Ltd.	6,000	12,683
Overseas-Chinese Banking Corp., Ltd.	24,100	144,389
Parkway Holdings, Ltd.	6,000	17,125
SembCorp Industries, Ltd.	8,760	38,036
SembCorp Marine, Ltd.	7,000	21,676
Singapore Airlines, Ltd.	4,670	58,473
Singapore Exchange, Ltd.	8,000	69,471
Singapore Land, Ltd.	1,000	6,866
Singapore Petroleum Co., Ltd.	1,000	4,578
Singapore Post, Ltd.	14,000	11,498
Singapore Press Holdings, Ltd.	14,250	41,441
Singapore Technologies Engineering, Ltd.	13,000	34,130
Singapore Telecommunications, Ltd.	78,910	213,543
SMRT Corp, Ltd.	6,000	6,907
Suntec Real Estate Investment Trust	10,000	13,127
United Overseas Bank, Ltd.	12,000	178,526
UOL, Ltd.	5,500	19,253
Venture Corp., Ltd.	2,000	22,215
Wing Tai Holdings, Ltd.	5,000	12,992
		1,553,825
South Africa — 0.5%
Massmart Holdings, Ltd.	100,353	1,214,555
MTN Group, Ltd.	75,729	1,148,691
		2,363,246
South Korea — 1.4%
Kookmin Bank	27,837	2,317,722
Pusan Bank	68,420	1,255,962
Samsung Electronics Co., Ltd.	3,788	2,379,917
Samsung Electronics Co., Ltd. GDR†*	1,000	313,750
		6,267,351

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Spain — 2.6%
Abertis Infraestructuras SA	2,278	$71,235
Acciona SA	285	77,500
Acerinox SA	1,553	46,726
Actividades de Construccion y Servicios SA	2,113	116,604
Altadis SA	2,556	179,831
Antena 3 de Television SA	842	15,536
Banco Bilbao Vizcaya Argentaria SA	154,970	3,632,902
Banco Popular Espanol SA	8,493	145,933
Banco Santander Central Hispano SA	62,441	1,213,584
Cintra Concesiones de Infraestructuras de Transporte SA	2,058	31,342
Ebro Puleva SA	844	17,306
Endesa SA	6,340	362,434
Fomento de Construcciones y Contratas SA	455	36,820
Gamesa Corp. Tecnologica SA	1,700	69,451
Gas Natural SDG, SA	1,563	88,259
Gestevision Telecinco SA	984	25,832
Grupo Ferrovial SA	628	53,148
Iberdrola SA†	6,382	374,937
Iberdrola SA (London)	2,206	128,747
Iberia Lineas Aereas de Espana SA	4,732	23,077
Indra Sistemas SA	68,793	1,860,869
Industria de Diseno Textil SA	2,177	146,709
Mapfre SA	5,678	25,666
Promotora de Informaciones SA	764	15,088
Repsol YPF SA	7,921	282,938
Sacyr Vallehermoso SA	852	29,814
Sociedad General de Aguas de Barcelona SA, Class A	597	22,687
Sogecable SA†	480	17,412
Telefonica SA	105,029	2,939,908
Union Fenosa SA	1,063	62,890
Zardoya Otis SA	1,045	32,440
Zeltia SA	1,614	17,560
		12,165,185
Sweden — 1.6%
Alfa Laval AB	921	59,241
Assa Abloy AB, Class B	3,000	62,266
Atlas Copco AB, Class A	6,504	112,536
Atlas Copco AB, Class B	4,176	66,747
Axfood AB	271	9,147
Billerud AB	359	4,819
Boliden AB	2,854	60,786
Castellum AB	1,511	18,817
D Carnegie AB	677	14,235
Electrolux AB, Class B	2,519	53,358
Elekta AB, Class B	827	13,475
Eniro AB	1,776	21,635
Fabege AB	1,442	17,174
Getinge AB, Class B	1,704	41,251
Hennes & Mauritz AB, Class B	4,717	299,017
Hoganas AB	212	5,626
Holmen AB	491	18,820
Husqvarna AB, Class B	2,772	35,811
Kungsleden AB	1,330	17,130

Security Description	Shares	Value (Note 2)
Sweden (continued)
Lundin Petroleum AB†	2,331	$26,858
Modern Times Group AB, Class B	502	32,407
Nobia AB	1,715	16,500
Nordea Bank AB	20,623	359,393
OMX AB	761	33,007
Sandvik AB	71,495	1,533,835
SAS AB†	727	13,030
Scania AB, Class B	3,572	87,026
Securitas AB, Class B	2,978	39,281
Securitas Direct AB, Class B†	3,000	8,799
Securitas Systems AB, Class B	2,992	11,050
Skandinaviska Enskilda Banken AB, Class A	4,475	145,484
Skanska AB, Class B	3,605	71,467
SKF AB, Class B	3,937	82,936
Ssab Svenskt Stal AB, Class A	1,458	53,961
Ssab Svenskt Stal AB, Class B	634	21,645
Svenska Handelsbanken, Class A	5,059	157,012
Svenska Cellulosa AB, Class B	5,503	102,689
Swedish Match AB	2,826	58,764
Tele2 AB, Class B	126,386	2,731,064
Telefonaktiebolaget LM Ericsson, Class B	146,340	585,896
TeliaSonera AB	22,191	200,591
Trelleborg AB	784	18,493
Volvo AB, Class A	4,664	81,061
Volvo AB Class B	10,718	186,697
Wihlborgs Fastigheter AB	328	6,082
		7,596,919
Switzerland — 5.2%
ABB, Ltd.	89,077	2,345,803
Adecco SA	1,316	77,824
Ciba Specialty Chemicals AG	706	35,990
Clariant AG†	2,296	28,221
Compagnie Financiere Richemont SA	5,211	345,311
Credit Suisse Group	38,121	2,531,031
Geberit AG	393	51,410
Givaudan SA	64	59,149
Holcim, Ltd.	2,002	221,136
Kudelski SA	352	9,953
Kuehne & Nagel International AG	538	52,957
Kuoni Reisen Holdings	28	13,227
Logitech International SA†	1,641	48,853
Lonza Group AG	452	49,306
Nestle SA	18,145	8,151,029
Nobel Biocare Holding AG	236	63,903
Novartis AG	65,868	3,634,974
OC Oerlikon Corp AG†	63	23,119
PSP Swiss Property AG†	443	23,515
Rieter Holding AG	44	23,809
Roche Holding AG	21,973	3,984,110
Schindler Holding AG	512	32,323
SGS SA	46	52,549
Sonova Holding AG	463	46,449
Straumann AG	77	21,627
Sulzer AG	31	44,466
Swatch Group AG	524	33,553
Swatch Group AG, Class B	322	105,651

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Switzerland (continued)
Swiss Life Holding†	336	$87,157
Swiss Reinsurance	3,550	316,199
Swisscom AG	226	85,945
Syngenta AG	1,038	223,782
UBS AG	19,966	1,073,542
Zurich Financial Services AG	1,443	432,869
		24,330,742
Taiwan — 0.8%
Acer, Inc.	569,015	1,002,554
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	281,345	2,847,212
		3,849,766
United Kingdom — 20.9%
3i Group PLC	3,910	79,759
Aegis Group PLC	825,263	2,110,608
Aggreko PLC	2,556	30,227
AMEC PLC	3,357	50,895
American Physicians Capital, Inc.	145,623	5,219,986
Anglo American PLC	40,284	2,710,826
ARM Holdings PLC	13,399	42,218
Arriva PLC	1,977	31,247
AstraZeneca PLC	15,238	763,523
Aviva PLC	137,070	2,064,075
BAE Systems PLC	419,415	4,234,834
Balfour Beatty PLC	4,298	41,726
Barclays PLC	65,291	795,500
Barratt Developments PLC	2,924	44,749
BBA Aviation PLC	4,111	19,219
Bellway PLC	1,141	24,069
Berkeley Group Holdings PLC†	843	24,733
BG Group PLC	34,044	589,273
BHP Billiton PLC	23,716	849,151
Biffa PLC	3,492	15,825
BlueBay Asset Management	117,865	1,056,847
Bodycote International	313,589	1,591,174
Bovis Homes Group PLC	1,203	16,097
BP PLC	193,297	2,244,379
British Airways PLC†	5,747	45,064
British Energy Group PLC	10,172	111,240
British Land Co. PLC	5,203	124,763
British Sky Broadcasting Group PLC	11,374	161,735
Brixton PLC	2,697	19,989
BT Group PLC	82,756	519,808
Bunzl PLC	3,387	48,543
Burberry Group PLC	4,396	59,092
Cable & Wireless PLC	23,806	89,621
Cadbury Schweppes PLC	20,934	242,851
Capita Group PLC	5,964	88,345
Carnival PLC	1,707	81,515
Carphone Warehouse PLC	4,025	28,699
Cattles PLC	3,621	25,856
Centrica PLC	36,573	284,722
Charter PLC†	1,664	40,276
Close Brothers Group PLC	1,320	21,957
Cobham PLC	412,766	1,638,366
Compass Group PLC	20,181	124,697

Security Description	Shares	Value (Note 2)
United Kingdom (continued)
Cookson Group PLC	1,931	$30,145
CSR PLC†	98,544	1,297,430
Daily Mail & General Trust	2,956	38,102
Davis Service Group PLC	1,695	18,571
De La Rue PLC	1,494	22,314
Diageo PLC	26,922	591,585
DSG International PLC	18,394	50,806
easyJet PLC†	153,713	1,649,534
Electrocomponents PLC	4,345	22,647
Emap PLC	2,154	38,738
EMI Group PLC†	7,987	43,223
Enterprise Inns PLC	5,564	67,393
Experian Group, Ltd.	10,204	107,936
FirstGroup PLC	4,340	61,136
FKI PLC	5,870	10,929
Friends Provident PLC	18,152	63,879
G4S PLC	11,500	47,529
Galiform PLC†	5,990	13,481
GKN PLC	7,017	50,823
GlaxoSmithKline PLC	146,690	3,892,653
Great Portland Estates PLC	1,647	20,134
Hammerson PLC	2,847	68,268
Hays PLC	14,526	39,528
HBOS PLC	37,592	703,371
Home Retail Group	8,760	66,808
HSBC Holdings PLC	115,671	2,140,614
ICAP PLC	5,165	55,691
IMI PLC	3,364	36,788
Imperial Chemical Industries PLC	11,908	158,852
Imperial Tobacco Group PLC	6,763	310,089
Inchcape PLC	4,404	37,935
Intercontinental Hotels Group PLC	2,973	59,033
International Personal Finance PLC	2,557	10,306
International Power PLC	14,898	137,547
Intertek Group PLC	1,560	30,226
Invensys PLC†	7,948	50,452
Invesco PLC	247,149	3,344,983
Investec PLC	3,579	37,492
ITV PLC	38,826	81,503
J Sainsbury PLC	15,510	183,261
Johnson Matthey PLC	2,186	74,557
Kelda Group PLC	2,752	48,536
Kesa Electricals PLC	273,227	1,538,708
Kingfisher PLC	23,342	85,391
Ladbrokes PLC	6,276	55,440
Land Securities Group PLC	4,694	161,538
Legal & General Group PLC	65,216	178,265
Liberty International PLC	2,534	59,156
Lloyds TSB Group PLC	56,296	624,860
LogicaCMG PLC	15,333	47,449
London Stock Exchange Group PLC	1,576	52,978
Man Group PLC	17,857	202,223
Marks & Spencer Group PLC	16,958	213,554
Meggitt PLC	6,533	42,405
Michael Page International PLC	3,327	28,079
Minerva PLC†	174,397	807,296
Misys PLC	5,007	22,640
Mondi PLC	3,708	35,278

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
United Kingdom (continued)
National Express Group PLC	1,289	$32,623
National Grid PLC	202,597	3,249,783
Next PLC	2,265	91,015
Old Mutual PLC	760,060	2,492,795
Pearson PLC	8,051	124,778
Persimmon PLC	2,838	55,975
Premier Farnell PLC	3,632	11,760
Provident Financial PLC	1,278	23,376
Prudential PLC	327,919	5,041,976
Punch Taverns PLC	37,844	763,447
Rank Group PLC	3,897	12,897
Reckitt Benckiser PLC	38,479	2,261,067
Reed Elsevier PLC	159,771	2,020,187
Rentokil Initial PLC	18,113	61,852
Resolution PLC	6,839	95,499
Reuters Group PLC	12,743	167,644
Rexam PLC	5,823	65,705
Rio Tinto PLC	10,104	874,045
Rio Tinto PLC ADR	4,400	1,510,960
Rolls-Royce Group PLC†	17,998	192,405
Royal & Sun Alliance Insurance Group PLC	31,701	100,209
Royal Bank of Scotland Group PLC	216,037	2,320,559
Royal Dutch Shell PLC, Class A (Amsterdam)	18,325	756,232
Royal Dutch Shell PLC, Class A (London)	18,430	761,076
Royal Dutch Shell PLC, Class B	27,548	1,134,027
RT Group PLC†(2)(3)(5)	207	21
SABMiller PLC	102,746	2,926,236
Sage Group PLC	12,984	66,214
Schroders PLC	1,127	31,982
Scottish & Newcastle PLC	7,992	99,990
Scottish and Southern Energy PLC	8,604	265,993
Segro PLC	4,347	44,425
Serco Group PLC	4,760	40,417
Severn Trent PLC	37,104	1,070,397
Shire PLC	69,336	1,703,755
Signet Group PLC	17,062	29,236
Smith & Nephew PLC	9,416	115,109
Smiths Group PLC	3,816	83,462
SSL International PLC	1,901	16,530
Stagecoach Group PLC	5,295	24,619
Standard Life PLC	21,026	124,110
Tate & Lyle PLC	4,888	40,253
Taylor Woodrow PLC	11,375	64,176
Tesco PLC	454,912	4,088,315
Tomkins PLC	8,546	39,735
Travis Perkins PLC	1,157	36,550
Trinity Mirror PLC	2,926	24,665
TUI Travel PLC†	5,032	25,945
Tullett Prebon PLC	1,801	15,900
Tullow Oil PLC	171,230	2,088,004
Unilever PLC	13,079	413,436
United Business Media PLC	2,523	35,747
United Utilities PLC	8,760	125,461
Vodafone Group PLC	2,154,353	7,779,771
Whitbread PLC	1,966	65,244
William Hill PLC	3,522	46,371

Security Description	Shares	Value (Note 2)
United Kingdom (continued)
Wolseley PLC	74,127	$1,253,501
WPP Group PLC	86,978	1,178,074
Xstrata PLC	6,146	407,923
Yell Group PLC	7,779	68,279
		97,039,905
United States — 0.0%
Synthes, Inc.	591	66,143
Total Common Stock (cost $348,519,226)		423,788,675
PREFERRED STOCK — 1.2%
Australia — 0.0%
BBI EPS, Ltd.	7,878	6,292
Brazil — 0.9%
Cia Energetica de Minas Gerais	84,651	1,801,085
Cia Vale do Rio Doce ADR	78,176	2,224,107
		4,025,192
Germany — 0.1%
Henkel KGaA	1,773	91,243
Porsche AG	86	182,688
ProSiebenSat.1Media AG	818	25,708
RWE AG	388	43,681
Volkswagen AG	1,050	144,484
		487,804
Italy — 0.0%
Unipol SpA	8,980	28,171
Japan — 0.0%
Ito En, Ltd.	180	3,581
South Korea — 0.2%
Samsung Electronics Co., Ltd. GDR	1,300	302,250
Samsung Electronics Co., Ltd. GDR†*	3,100	720,750
		1,023,000
Total Preferred Stock (cost $3,715,341)		5,574,040
RIGHTS — 0.0%†
Australia — 0.0%
Newcrest Mining Expires 10/04/07	1,169	10,995
Austria — 0.0%
Raiffeisen International Bank Expires 10/03/07	355	0
Wienerberger AG Expires 10/11/07	702	0
		0
Belgium — 0.0%
Fortis Expires 10/09/07	12,359	61,329
Omega Pharma S.A. Expires 10/03/07	188	0
		61,329
Italy — 0.0%
Capitalia Spa Expires 10/03/07	16,847	0
Japan — 0.0%
Dowa Mining Co., Ltd. Expires 01/29/10	3,000	1,899
Total Rights (cost $62,778)		74,223
EXCHANGE TRADED FUNDS — 1.5%
iShares MSCI EAFE Index Fund (cost $6,570,421)	83,300	6,877,248
Total Long-Term Investment Securities (cost $358,867,766)		436,314,186

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Time Deposits — 0.7%
Euro Time Deposit with State Street Bank & Trust Co. 2.40% due 10/01/07	$3,248,000	$3,248,000
U.S. Government Agencies — 0.8%
Federal Home Loan Bank 4.00% due 10/01/07	3,800,000	3,800,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills 3.85% due 12/13/07(1)	205,000	203,400
3.50% due 12/13/07(1)	20,000	19,858
		223,258
Total Short-Term Investment Securities (cost $7,271,258)		7,271,258
REPURCHASE AGREEMENTS — 3.0%
Repurchase Agreements — 3.0%
Agreement with State Street Bank & Trust Co., bearing interest at 3.15%, dated 09/28/07, to be repurchased 10/01/07 in the amount of $184,048 and collateralized by $200,000 of United States Treasury Bonds, bearing interest at 4.50%, due 12/15/36 and having an approximate value of $191,500	184,000	184,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 09/28/07, to be repurchased 10/01/07 in the amount of $13,806,876 and collateralized by $14,355,000 of United States Treasury Bonds, bearing interest at 3.88%, due 03/13/08 and having an approximate value of $14,085,844	13,804,000	13,804,000
Total Repurchase Agreements (cost $13,988,000)		13,988,000
TOTAL INVESTMENTS (cost $380,127,024)(4)	98.5%	457,573,444
Other assets less liabilities	1.5	6,944,112
NET ASSETS	100.0%	$464,517,556

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2007, the aggregate value of these securities was $1,034,500 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(2)  Illiquid security

(3)  To the extent permitted by the Statement of Additional Information, the International Equity Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2007, the International Equity Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
RT Group PLC Common Stock	02/08/1999	207	$5,103	$21	$0	0.00%

(4)  See Note 4 for cost of investments on a tax basis.

(5)  Fair valued security; see Note 2

ADR — American Depository Receipt

GDR — Global Depository Receipt

SDR — Swedish Depository Receipt

VVPR — Reduced tax rate shares

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of September 30, 2007	Unrealized Appreciation (Depreciation)
1	Long	Hang Seng Index	October 2007	$163,627	$174,949	$11,322
1	Long	MSCI Sing Index	October 2007	59,677	61,423	1,746
2	Long	OMX530 Index	October 2007	37,046	37,085	39
2	Long	Nikkei 225 Index	December 2007	158,160	167,650	9,490
3	Long	SPI 200 Index	December 2007	425,450	438,448	12,998
6	Long	Topix Index	December 2007	809,412	847,103	37,691
22	Long	Topix Index	December 2007	2,959,759	3,106,375	146,616
51	Long	DJ Euro Stoxx 50 Index	December 2007	3,108,464	3,199,283	90,818
83	Long	MSCI Pan Euro Index	December 2007	3,014,932	3,014,702	(230)
						$310,490

See Notes to Financial Statements

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited)

Industry Allocation*
United States Treasury Notes	30.6%
Government National Mtg. Assoc.	14.7
Diversified Financial Services	6.7
Federal National Mtg. Assoc.	5.9
Repurchase Agreements	5.9
Finance-Investment Banker/Broker	4.5
Federal Home Loan Mtg. Corp.	3.9
United States Treasury Bonds	2.8
Telephone-Integrated	2.6
Electric-Integrated	1.8
Banks-Super Regional	1.6
Banks-Commercial	1.2
Real Estate Investment Trusts	1.2
Index Fund-Debt	0.8
Multimedia	0.8
Pipelines	0.7
Oil Companies-Exploration & Production	0.6
Special Purpose Entities	0.6
Cable TV	0.5
Insurance-Multi-line	0.5
Insurance-Life/Health	0.4
Insurance-Property/Casualty	0.4
Medical-Drugs	0.4
Oil Companies-Integrated	0.4
Telecom Services	0.4
Airlines	0.3
Brewery	0.3
Building-Residential/Commercial	0.3
Cellular Telecom	0.3
Chemicals-Specialty	0.3
Diversified Operations	0.3
Finance-Mortgage Loan/Banker	0.3
Investment Management/Advisor Services	0.3
Oil-Field Services	0.3
Aerospace/Defense-Equipment	0.2
Agricultural Chemicals	0.2
Auto-Cars/Light Trucks	0.2
Beverages-Non-alcoholic	0.2
Casino Hotels	0.2
Electric-Generation	0.2
Finance-Auto Loans	0.2
Finance-Commercial	0.2
Finance-Consumer Loans	0.2
Food-Misc.	0.2
Metal-Diversified	0.2
Non-Hazardous Waste Disposal	0.2
Office Automation & Equipment	0.2
Oil Refining & Marketing	0.2
Real Estate Operations & Development	0.2

Retail-Drug Store	0.2%
Retail-Regional Department Stores	0.2
Savings & Loans/Thrifts	0.2
Sovereign	0.2
Television	0.2
Transport-Rail	0.2
Agricultural Operations	0.1
Banks-Money Center	0.1
Broadcast Services/Program	0.1
Building & Construction-Misc.	0.1
Building Products-Cement	0.1
Chemicals-Diversified	0.1
Commercial Services-Finance	0.1
Computer Services	0.1
Computers	0.1
Containers-Paper/Plastic	0.1
Diversified Manufacturing Operations	0.1
Electronic Components-Semiconductors	0.1
Finance-Credit Card	0.1
Finance-Other Services	0.1
Food-Meat Products	0.1
Gas-Distribution	0.1
Hotels/Motels	0.1
Independent Power Producers	0.1
Insurance Brokers	0.1
Insurance-Mutual	0.1
Machine Tools & Related Products	0.1
Medical Labs & Testing Services	0.1
Medical Products	0.1
Medical-HMO	0.1
Medical-Hospitals	0.1
Medical-Wholesale Drug Distribution	0.1
Metal Processors & Fabrication	0.1
Metal-Aluminum	0.1
Non-Ferrous Metals	0.1
Paper & Related Products	0.1
Property Trust	0.1
Radio	0.1
Real Estate Management/Services	0.1
Rental Auto/Equipment	0.1
Steel-Producers	0.1
Tobacco	0.1
Transport-Air Freight	0.1
Transport-Marine	0.1
Transport-Services	0.1
100.7%

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited)

Credit Quality†#
Government — Agency	36.0%
Government — Treasury	24.9
AAA	5.9
AA	3.3
A	11.6
BBB	14.3
BB	0.9
B	0.9
CCC	0.4
Below C	0.1
Not Rated@	1.7
100.0%

*  Calculated as a percentage of net assets

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailabel from the data source.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 6.5%
Diversified Financial Services — 6.5%
Banc of America Commercial Mtg, Inc., Series 2005-6, Class A4 5.18% due 09/10/47(1)(2)	$430,000	$426,389
Banc of America Commercial Mtg., Inc., Series 2006-2, Class A4 5.74% due 05/10/45(1)(2)	375,000	382,208
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.37% due 05/20/36(2)	1,029,392	1,023,746
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(1)(2)	428,354	434,246
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-T16, Class A6 4.75% due 02/13/46(2)	500,000	478,523
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR5, Class A5 4.98% due 07/11/42(2)	500,000	485,983
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-T20, Class A4A 5.15% due 10/12/42(1)(2)	600,000	591,157
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4, Class A3 5.61% due 11/15/33(2)	200,000	203,506
Bear Stearns Commercial Mtg. Securities, Inc., Series 1998-C1, Class A2 6.44% due 06/16/30(2)	195,750	196,544
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP2, Class A2 6.48% due 02/15/35(2)	350,000	364,837
Bear Stearns Commercial Mtg. Securities, Inc., Series 1999-WF2, Class A2 7.08% due 07/15/31(2)	295,338	302,684
Chase Commercial Mtg. Securities Corp., Series 1998-2, Class A2 6.39% due 11/18/30(2)	177,614	179,220
Chase Commercial Mtg. Securities Corp., Series 1998-1, Class A2 6.56% due 05/18/30(2)	103,328	103,502
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.55% due 07/25/37(1)(2)	678,081	674,178
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4
5.23% due 07/15/44(1)(2)	225,000	222,955
CNH Equipment Trust, Series 2006-A, Class A3 5.20% due 08/16/10	400,000	398,324
Commercial Mtg. Asset Trust, Series 1999-C1, Class A3 6.64% due 01/17/32(2)	192,802	196,480

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(1)(2)	$175,000	$178,750
CS First Boston Mtg. Securities Corp., Series 2000-C1, Class A2 7.55% due 04/15/62(2)	450,000	470,808
First Union - Chase Commercial Mtg., Series 1999-C2, Class A2 6.64% due 06/15/31(2)	258,781	263,015
First Union - Lehman Brothers-Bank of America, Series 1998-C2, Class A2 6.56% due 11/18/35(2)	202,355	202,704
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(2)	600,000	574,361
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5 5.22% due 04/10/37(2)	650,000	640,689
Harley-Davidson Motorcycle Trust, Series 2004-3, Class A2 3.20% due 05/15/12	161,766	158,888
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP5, Class A4 5.18% due 12/15/44(1)(2)	500,000	496,719
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(2)	200,000	197,250
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB14, Class A4 5.48% due 12/12/44(1)(2)	650,000	648,647
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(2)	650,000	648,077
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(2)	200,000	207,534
Merrill Lynch Mtg. Investors Trust, Series 2004-A1, Class 3A 4.83% due 02/25/34(1)(2)	304,745	301,924
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(2)	400,000	389,129
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(2)	493,000	471,302
Morgan Stanley Capital I, Series 2006-T21, Class A2 5.09% due 10/12/52(2)	670,000	669,451
Morgan Stanley Capital I, Series 1999-WF1, Class A2 6.21% due 11/15/31(2)	242,138	243,487
Morgan Stanley Capital I, Series 1998-WF2, Class A2 6.54% due 07/15/30(2)	73,926	74,055

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Capital I, Series 1999-LIFE, Class A2 7.11% due 04/15/33(2)	$422,409	$434,935
Morgan Stanley Dean Witter Capital I, Series 2002-HQ, Class A2 6.09% due 04/15/34(2)	24,038	24,104
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(2)	650,000	676,942
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(2)	350,000	365,382
Morgan Stanley Dean Witter Capital I, Series 2002-HQ, Class A3 6.51% due 04/15/34(2)	200,000	209,267
Nissan Auto Receivables Owner Trust, Series 2005-A, Class A4 3.82% due 07/15/10	100,000	99,030
Nomura Asset Securities Corp., Series 1998-D6, Class A1B 6.59% due 03/15/30(2)	176,298	176,948
Ocwen Advance Receivables Backed, Notes Series 2006-1A 5.34% due 11/24/15*(3)	275,000	233,750
Wells Fargo Mtg. Backed, Securities Trust Series 2006-AR17, Class A2 5.84% due 10/25/36(1)(2)	641,474	647,714
Wells Fargo Mtg. Backed, Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(1)(2)	201,190	203,615
WFS Financial Owner Trust, Series 2003-4, Class A4 3.15% due 05/20/11	47,316	47,261
Total Asset Backed Securities (cost $16,748,966)		16,620,220
CORPORATE BONDS & NOTES — 24.1%
Aerospace/Defense-Equipment — 0.2%
Goodrich Corp. Notes 6.29% due 07/01/16	250,000	258,628
United Technologies Corp. Senior Notes 6.10% due 05/15/12	198,000	206,288
		464,916
Agricultural Chemicals — 0.1%
Agrium, Inc. Debentures 7.80% due 02/01/27	185,000	200,770
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	20,000	19,500
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	35,000	36,750
		257,020

Security Description	Principal Amount	Value (Note 2)
Agricultural Operations — 0.1%
Bunge, Ltd. Finance Corp. Notes 5.35% due 04/15/14	$77,000	$73,884
Cargill, Inc. Notes 6.38% due 06/01/12*	255,000	265,102
		338,986
Airlines — 0.3%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	166,402	159,954
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 11/23/12	65,000	63,375
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	250,000	249,375
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1 Class G2 6.26% due 11/20/21	55,933	55,164
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	140,000	140,175
		668,043
Auto-Cars/Light Trucks — 0.2%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.75% due 05/18/09	100,000	101,045
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.05% due 03/13/09(4)	55,000	54,639
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.50% due 11/15/13	250,000	259,231
Ford Motor Co. Debentures 6.38% due 02/01/29	60,000	44,100
General Motors Corp. Debentures 8.25% due 07/15/23	20,000	17,500
General Motors Corp. Senior Bonds 8.38% due 07/15/33	56,000	49,070
		525,585
Banks-Commercial — 0.4%
American Express Centurion Bank Notes 6.00% due 09/13/17	44,000	43,778
Compass Bank Notes 5.50% due 04/01/20	100,000	95,558
Compass Bank Sub. Notes 6.40% due 10/01/17	120,000	119,290

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
HSBC Bank USA NA Sub. Notes 4.63% due 04/01/14	$100,000	$93,327
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	50,000	50,396
Silicon Valley Bank Senior Notes 5.70% due 06/01/12	100,000	99,788
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	74,000	73,455
US Bank NA Notes 3.90% due 08/15/08	13,000	12,801
Wachovia Bank NA Sub. Notes 7.80% due 08/18/10	300,000	321,400
		909,793
Banks-Super Regional — 1.6%
BAC Capital Trust VI 5.63% due 03/08/35	230,000	203,293
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	620,000	600,862
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	500,000	486,143
Bank of America NA Sub. Notes 6.00% due 10/15/36	700,000	686,777
Bank One Corp. Sub. Notes 5.90% due 11/15/11	160,000	162,899
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	705,000	706,170
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	388,000	397,287
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	140,000	141,357
JPMorgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	60,000	60,426
PNC Funding Corp. Bank Guaranteed Notes 5.50% due 09/28/12	280,000	280,360
Wachovia Capital Trust III 5.80% due 03/15/11(4)(5)	140,000	139,061
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	250,000	246,943
		4,111,578

Security Description	Principal Amount	Value (Note 2)
Beverages-Non-alcoholic — 0.2%
Coca-Cola Enterprises, Inc. Debentures 6.70% due 10/15/36	$200,000	$212,540
PepsiAmericas, Inc. Notes 4.88% due 01/15/15	250,000	236,608
		449,148
Brewery — 0.1%
Anheuser-Busch Cos., Inc. Bonds 6.00% due 11/01/41	124,000	118,135
Miller Brewing Co. Company Guar. Notes 4.25% due 08/15/08*	50,000	49,506
		167,641
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	160,000	158,551
Liberty Media LLC Bonds 7.88% due 07/15/09	40,000	41,168
		199,719
Building-Residential/Commerical — 0.3%
Centex Corp. Senior Notes 5.45% due 08/15/12	65,000	59,347
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	56,000	53,857
D.R. Horton, Inc. Senior Notes 6.50% due 04/15/16	70,000	61,313
D.R. Horton, Inc. Company Guar. Notes 8.00% due 02/01/09	180,000	178,738
Pulte Homes, Inc. Company Guar. Notes 7.88% due 08/01/11	220,000	210,640
Ryland Group Company Guar. Notes 6.88% due 06/15/13	120,000	115,062
		678,957
Cable TV — 0.5%
AT&T Broadband, Inc. Company Guar. Notes 8.38% due 03/15/13	270,000	302,626
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/12	20,000	19,400
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	100,000	104,250
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	64,000	63,470

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Cable TV (continued)
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	$60,000	$59,019
Comcast Corp. Company Guar. Notes 6.30% due 11/15/17	100,000	101,643
Comcast Corp. Company Guar. Notes 6.50% due 11/15/35	80,000	78,996
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	365,000	384,728
COX Communications, Inc. Notes 7.13% due 10/01/12	70,000	74,188
Time Warner Cable, Inc. Senior Notes 6.55% due 05/01/37*	165,000	161,862
		1,350,182
Casino Hotels — 0.2%
Caesars Entertainment, Inc. Senior Notes 7.50% due 09/01/09	200,000	205,000
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	30,000	27,638
MGM Mirage, Inc. Company Guar. Notes 8.50% due 09/15/10	210,000	219,450
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	20,000	20,700
		472,788
Cellular Telecom — 0.3%
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	53,000	57,346
Cingular Wireless Services, Inc. Notes 8.13% due 05/01/12	160,000	177,417
Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	200,000	253,210
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	30,000	30,450
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14*	10,000	10,150
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14*	50,000	51,000
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	125,000	119,339

Security Description	Principal Amount	Value (Note 2)
Cellular Telecom (continued)
Rural Cellular Corp. Senior Sub. Notes 8.62% due 06/01/13*(4)	$25,000	$25,625
Rural Cellular Corp. Senior Notes 11.11% due 11/01/12(4)	5,000	5,100
		729,637
Chemicals-Diversified — 0.1%
EI Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	22,000	21,157
Lyondell Chemical Co. Company Guar. Notes 8.00% due 09/15/14	45,000	49,500
Rohm & Haas Co. Notes 6.00% due 09/15/17	65,000	65,189
		135,846
Chemicals-Specialty — 0.2%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	110,000	103,068
Cytec Industries, Inc. Notes 5.50% due 10/01/10	90,000	90,958
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	50,000	53,250
Lubrizol Corp. Senior Notes 4.63% due 10/01/09	200,000	198,366
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	75,000	74,250
		519,892
Commercial Services-Finance — 0.1%
The Western Union Co. Senior Notes 5.40% due 11/17/11	154,000	153,709
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	25,000	24,375
Computer Sciences Corp. Notes 3.50% due 04/15/08	34,000	33,550
Electronic Data Systems Corp. Senior Notes 6.00% due 08/01/13	190,000	191,696
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	110,000	111,307
		360,928
Computers — 0.1%
International Business Machines Corp. Senior Notes 5.70% due 09/14/17	130,000	130,681

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Consumer Products-Misc. — 0.0%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	$10,000	$9,950
Containers-Paper/Plastic — 0.1%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	25,000	25,062
Pactiv Corp. Senior Notes 5.88% due 07/15/12	50,000	50,625
Pactiv Corp. Bonds 7.95% due 12/15/25	35,000	37,871
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	75,000	67,500
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	150,000	147,375
Tenneco Packaging, Inc. Debentures 8.38% due 04/15/27	40,000	44,616
		373,049
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	75,000	76,500
Diversified Financial Services — 0.2%
AXA Financial, Inc. Senior Notes 6.50% due 04/01/08	50,000	50,277
General Electric Capital Corp Notes 8.63% due 06/15/08	150,000	153,287
General Electric Capital Corp. Senior Notes 5.63% due 09/15/17	69,000	68,981
General Electric Capital Corp. Senior Notes 6.15% due 08/01/37	130,000	133,414
		405,959
Diversified Operations — 0.1%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	150,000	136,609
Capmark Financial Group, Inc. Company Guar. Notes 6.30% due 05/10/17*	45,000	39,163
		175,772
Electric-Generation — 0.1%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	143,000	143,341
The AES Corp. Senior Notes 8.88% due 02/15/11	75,000	78,281
		221,622

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated — 1.6%
Baltimore Gas & Electric Co. Senior Notes 6.35% due 10/01/36	$205,000	$202,643
Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	81,000	80,922
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	125,000	117,042
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	244,000	243,166
Consumers Energy Co. 1st Mtg. Notes Series C 4.25% due 04/15/08	69,000	68,512
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08(6)	69,000	69,030
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	61,000	60,381
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	55,000	52,867
Entergy Gulf States, Inc. 1st Mtg. Bonds 5.25% due 08/01/15	140,000	131,957
Exelon Generation Co. LLC Senior Notes 6.95% due 06/15/11	200,000	209,452
Mackinaw Power LLC Secured Notes 6.30% due 10/31/23*	132,000	135,071
Midamerican Energy Holdings Co. Bonds 6.13% due 04/01/36	205,000	199,011
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	35,000	35,350
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	47,000	43,622
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	385,000	412,097
NSTAR Notes 8.00% due 02/15/10	200,000	212,355
Ohio Power Co. Senior Notes 5.30% due 11/01/10	140,000	140,237
Peco Energy Co. 1st Mtg. Bonds 5.70% due 03/15/37	170,000	161,012
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	189,000	196,830

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	$51,000	$54,609
Public Service Electric & Gas Co. 1st Mtg. Notes 5.80% due 05/01/37	500,000	467,384
Union Electric Co. Sec. Notes 6.40% due 06/15/17	165,000	170,039
Virginia Electric & Power Co. Notes 4.10% due 12/15/08	64,000	63,465
Virginia Electric and Power Co. Senior Notes 6.00% due 05/15/37	500,000	478,136
		4,005,190
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	35,000	35,350
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	40,000	37,200
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	120,000	122,919
		195,469
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	35,000	34,388
Finance-Auto Loans — 0.2%
Ford Motor Credit Co. Notes 5.70% due 01/15/10	160,000	150,465
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	130,000	127,472
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	70,000	63,446
General Motors Acceptance Corp. Bonds 6.88% due 09/15/11	120,000	114,200
		455,583
Finance-Commercial — 0.2%
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	210,000	195,108
CIT Group, Inc. Notes 5.85% due 09/15/16	350,000	329,677
		524,785

Security Description	Principal Amount	Value (Note 2)
Finance-Consumer Loans — 0.2%
HSBC Finance Corp. Notes 6.75% due 05/15/11	$210,000	$219,023
John Deere Capital Corp. Debentures 5.10% due 01/15/13	202,000	198,902
		417,925
Finance-Credit Card — 0.1%
Capital One Bank Senior Sub. Notes 6.50% due 06/13/13	276,000	279,741
Discover Financial Services Notes 6.45% due 06/12/17*	40,000	38,806
		318,547
Finance-Investment Banker/Broker — 4.5%
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	1,113,000	1,072,841
Citigroup, Inc. Senior Notes 5.13% due 02/14/11	150,000	149,712
Citigroup, Inc. Senior Notes 5.85% due 08/02/16	100,000	101,154
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	55,000	53,016
Credit Suisse First Boston USA, Inc. Notes 3.88% due 01/15/09	180,000	177,714
Credit Suisse First Boston USA, Inc. Notes 6.50% due 01/15/12	160,000	167,213
JP Morgan Chase & Co. Sub. Notes 5.75% due 01/02/13	600,000	608,463
JP Morgan Chase & Co. Sub. Notes 5.15% due 10/01/15	100,000	95,888
JP Morgan Chase & Co. Sub. Notes 6.75% due 02/01/11	420,000	441,260
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	400,000	390,148
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	140,000	139,068
Lazard Group LLC Senior Notes 6.85% due 06/15/17	270,000	265,661
Lehman Brothers Holdings, Inc. Notes 5.50% due 04/04/16	400,000	377,240
Lehman Brothers Holdings, Inc. Senior Notes 6.20% due 09/26/14	190,000	190,753

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Lehman Brothers Holdings, Inc. Sub. Notes 6.50% due 07/19/17	$995,000	$1,008,370
Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due 07/17/37	97,000	96,221
Lehman Brothers Holdings, Inc. Senior Notes 7.00% due 09/27/27	282,000	288,736
Merrill Lynch & Co., Inc. Notes 5.77% due 07/25/11	150,000	151,911
Merrill Lynch & Co., Inc. Senior Notes 6.05% due 08/15/12	240,000	246,077
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	440,000	439,380
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	110,000	113,497
Morgan Stanley Sub. Notes 4.75% due 04/01/14	950,000	892,355
Morgan Stanley Senior Notes 5.75% due 08/31/12	230,000	230,389
Morgan Stanley Senior Notes 6.25% due 08/28/17	20,000	20,424
Morgan Stanley Notes 6.75% due 04/15/11	50,000	52,257
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	180,000	187,671
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	175,000	171,542
The Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17	110,000	103,836
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	390,000	388,267
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	1,300,000	1,261,324
The Goldman Sachs Group, Inc. Senior Notes 5.70% due 09/01/12	600,000	606,741
The Goldman Sachs Group, Inc. Notes 6.13% due 02/15/33	82,000	80,351
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	150,000	153,284

Security Description	Principal Amount	Value (Note 2)
Finance-Investment Banker/Broker (continued)
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	$365,000	$356,145
The Goldman Sachs Group, Inc. Notes 6.60% due 01/15/12	240,000	251,502
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	117,000	117,751
		11,448,162
Finance-Mortgage Loan/Banker — 0.3%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	35,000	31,544
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	226,000	211,826
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	169,000	152,939
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	50,000	44,769
Residential Capital LLC Senior Notes 6.50% due 06/01/12	198,000	160,380
Residential Capital LLC Company Guar. Notes 6.50% due 04/17/13	55,000	44,412
Residential Capital LLC Company Guar. Notes 6.88% due 06/30/15	244,000	197,030
		842,900
Finance-Other Services — 0.1%
SB Treasury Co. LLC 9.40% due 06/30/08*(4)(5)	220,000	225,053
Food-Meat Products — 0.1%
Tyson Foods, Inc. Senior Notes 6.60% due 04/01/16	335,000	345,223
Food-Misc. — 0.2%
Kraft Foods, Inc. Notes 4.13% due 11/12/09	180,000	176,886
Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	100,000	100,627
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	190,000	196,166
Kraft Foods, Inc. Senior Notes 7.00% due 08/11/37	143,000	150,019
		623,698
Food-Retail — 0.0%
The Kroger Co. Company Guar. Notes 6.40% due 08/15/17	123,000	125,420

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Forestry — 0.0%
Weyerhaeuser Co. Debentures 7.38% due 03/15/32	$110,000	$110,370
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	50,000	48,438
Gas-Distribution — 0.1%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	140,000	142,222
Energen Corp. Notes 7.63% due 12/15/10	190,000	204,095
		346,317
Gas-Transportation — 0.0%
Northern National Gas Co. Senior Notes 6.75% due 09/15/08*	50,000	50,703
Home Furnishings — 0.0%
Simmons Co. Senior Notes 10.00% due 12/15/14(6)	6,000	4,785
Hotels/Motels — 0.1%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.25% due 02/15/13	65,000	65,237
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	95,000	92,004
		157,241
Independent Power Producers — 0.1%
Calpine Corp. Sec. Notes 8.75% due 07/15/13*(7)	150,000	163,500
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	80,000	80,200
		243,700
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	55,000	54,807
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	35,000	36,185
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	120,000	119,067
		210,059
Insurance-Life/Health — 0.4%
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	300,000	301,374

Security Description	Principal Amount	Value (Note 2)
Insurance-Life/Health (continued)
Protective Life Secured Trusts Senior Sec. Notes 4.00% due 10/07/09	$170,000	$167,874
Prudential Financial, Inc. Senior Notes 5.90% due 03/17/36	320,000	299,546
Reinsurance Group of America, Inc. Senior Notes 5.63% due 03/15/17	300,000	289,803
		1,058,597
Insurance-Multi-line — 0.3%
Farmers Insurance Exchange Notes 8.63% due 05/01/24*	250,000	286,569
MMI Capital Trust I 7.63% due 12/15/27	100,000	106,262
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	225,000	224,925
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	165,000	160,441
		778,197
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	150,000	146,713
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	130,000	126,019
		272,732
Insurance-Property/Casualty — 0.4%
Ace Capital Trust II 9.70% due 04/01/30	150,000	194,763
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(4)	235,000	217,964
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	60,000	64,836
Fidelity National Title Group, Inc. Notes 7.30% due 08/15/11	100,000	106,139
Mercury General Corp. Senior Notes 7.25% due 08/15/11	175,000	186,665
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	89,000	91,531
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	110,000	106,105
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	70,000	68,589
		1,036,592

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc. Senior Notes 5.65% due 11/15/15	$240,000	$234,417
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	105,000	104,619
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	230,000	231,972
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*	50,000	48,313
LVB Acquisition Merger Sub, Inc. Senior Sub. Notes 11.63% due 10/15/17*	35,000	33,950
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/15	215,000	181,546
		834,817
Machine Tools & Related Products — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12	180,000	190,443
Machinery-Farming — 0.0%
Case Corp. Notes 7.25% due 01/15/16	45,000	46,575
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Company Guar. Notes 5.63% due 12/15/15	110,000	106,450
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	215,000	221,292
		327,742
Medical Products — 0.1%
Baxter International, Inc. Senior Notes 5.90% due 09/01/16	200,000	201,641
Medical-Drugs — 0.1%
American Home Products Corp. Notes 6.70% due 03/15/11	44,000	46,114
Schering-Plough Corp. Senior Notes 6.00% due 09/15/17	130,000	130,584
Wyeth Bonds 5.50% due 02/01/14	115,000	114,357
		291,055
Medical-HMO — 0.1%
Coventry Health Care, Inc. Senior Notes 5.95% due 03/15/17	47,000	45,451
UnitedHealth Group, Inc. Senior Bonds 5.38% due 03/15/16	140,000	136,247
		181,698

Security Description	Principal Amount	Value (Note 2)
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15*	$65,000	$66,788
HCA, Inc. Senior Notes 6.25% due 02/15/13	100,000	88,500
HCA, Inc. Sec. Notes 9.25% due 11/15/16*	115,000	122,187
		277,475
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.63% due 09/15/12	130,000	128,935
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	110,000	107,583
		236,518
Metal Processors & Fabrication — 0.1%
Commercial Metals Co. Notes 5.63% due 11/15/13	125,000	125,515
Commercial Metals Co. Senior Notes 6.50% due 07/15/17	164,000	170,230
		295,745
Metal-Aluminum — 0.1%
Alcoa, Inc. Notes 6.00% due 01/15/12	72,000	73,433
Alcoa, Inc. Bonds 6.50% due 06/15/18	154,000	158,405
		231,838
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	50,000	54,625
Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	65,000	57,270
Multimedia — 0.7%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	510,000	554,719
Belo Corp. Senior Notes 8.00% due 11/01/08	180,000	184,420
COX Enterprises, Inc. Notes 7.88% due 09/15/10*	210,000	224,678
News America Holdings, Inc. Debentures 8.45% due 08/01/34	20,000	24,300
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	80,000	77,261

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
News America, Inc. Debentures 7.28% due 06/30/28	$95,000	$99,946
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	115,000	120,096
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	100,000	115,773
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	151,000	177,064
Time Warner, Inc. Notes 5.88% due 11/15/16	40,000	39,132
Viacom, Inc. Senior Notes 6.25% due 04/30/16	172,000	172,453
		1,789,842
Non-Hazardous Waste Disposal — 0.2%
Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	351,000	362,797
Waste Management, Inc. Senior Notes 7.00% due 07/15/28	100,000	103,211
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	65,000	72,998
		539,006
Office Automation & Equipment — 0.2%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	30,000	30,150
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	91,000	87,305
Pitney Bowes, Inc. Notes 5.75% due 09/15/17	111,000	111,161
Xerox Corp. Senior Notes 5.50% due 05/15/12	145,000	143,613
Xerox Corp. Senior Notes 6.40% due 03/15/16	180,000	182,226
		554,455
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	130,000	128,753
Apache Corp. Senior Notes 6.25% due 04/15/12	300,000	312,324
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	200,000	205,500

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	$66,000	$69,769
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 12/15/15	75,000	75,046
Pemex Project Funding Master Trust Company Guar. Notes 8.00% due 11/15/11	150,000	164,025
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	105,000	103,425
		1,058,842
Oil Companies-Integrated — 0.4%
ConocoPhillips Co. Notes 8.75% due 05/25/10	160,000	174,365
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/29	270,000	296,954
Hess Corp. Bonds 7.88% due 10/01/29	326,000	374,710
Marathon Oil Corp. Notes 6.60% due 10/01/37	100,000	102,245
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	138,000	149,289
		1,097,563
Oil Refining & Marketing — 0.2%
Motiva Enterprises LLC Senior Notes 5.20% due 09/15/12*	225,000	225,693
The Premcor Refining Group, Inc.. Company Guar. Notes 6.75% due 05/01/14	162,000	168,857
		394,550
Oil-Field Services — 0.2%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	10,000	10,075
Halliburton Co. Debentures 7.60% due 08/15/96*	180,000	201,394
Smith International, Inc. Senior Notes 6.00% due 06/15/16	250,000	248,637
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37*	107,000	109,899
		570,005
Paper & Related Products — 0.1%
Bowater, Inc. Notes 6.50% due 06/15/13	75,000	54,750

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	$40,000	$39,000
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	10,000	9,675
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	140,000	136,407
		239,832
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	5,000	5,163
Pipelines — 0.6%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	617,000	655,828
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	85,000	86,488
DCP Midstream LP Bonds 6.45% due 11/03/36*	70,000	67,009
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	35,000	36,316
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	75,000	75,375
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17*	240,000	234,393
Kinder Morgan Energy Partners LP Notes 6.75% due 03/15/11	270,000	281,061
ONEOK Partners LP Company Guar. Notes 6.85% due 10/15/37	106,000	106,834
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	95,000	103,312
		1,646,616
Publishing-Periodicals — 0.0%
The Reader's Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	35,000	31,500
Radio — 0.1%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	231,000	234,748
Real Estate Investment Trusts — 1.2%
AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	87,000	84,538

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
AvalonBay Communities, Inc. Notes 7.50% due 08/01/09	$200,000	$208,220
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	25,000	23,370
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	160,000	158,811
Camden Property Trust Senior Notes 4.38% due 01/15/10	130,000	127,333
Camden Property Trust Notes 6.75% due 09/15/10	80,000	83,204
Colonial Properties Trust Notes 6.25% due 06/15/14	45,000	44,922
Developers Diversified Realty Corp. Notes 3.88% due 01/30/09	180,000	177,137
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	90,000	87,668
Equity One, Inc. Bonds 6.00% due 09/15/17*	160,000	151,873
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	90,000	86,936
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	300,000	294,399
Kimco Realty Corp. Notes 5.19% due 10/01/13	80,000	78,298
Kimco Realty Corp. Notes 5.58% due 11/23/15	180,000	174,611
Liberty Property LP Senior Notes 5.63% due 10/01/17	65,000	64,879
Liberty Property LP Senior Notes 7.75% due 04/15/09	70,000	72,110
Liberty Property LP Senior Notes 8.50% due 08/01/10	230,000	245,855
New Plan Excel Realty Trust Senior Notes 4.50% due 02/01/11	100,000	97,936
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	55,000	54,523
Realty Income Corp. Senior Notes 6.75% due 08/15/19	160,000	160,256
Simon Property Group LP Notes 4.60% due 06/15/10	75,000	73,563

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Simon Property Group LP Notes 5.10% due 06/15/15	$145,000	$136,270
Simon Property Group LP Notes 5.38% due 08/28/08	35,000	34,797
Simon Property Group LP Notes 5.38% due 06/01/11	180,000	179,494
United Dominion Realty Trust, Inc. Senior Notes 5.25% due 01/15/15	190,000	182,087
Vornado Realty LP Notes 4.50% due 08/15/09	55,000	54,143
		3,137,233
Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 7.10% due 06/30/08	150,000	151,345
Real Estate Operations & Development — 0.2%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	255,000	246,264
ERP Operating LP Notes 6.63% due 03/15/12	150,000	154,722
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	100,000	94,856
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	105,000	99,315
Regency Centers LP Senior Notes 5.88% due 06/15/17	40,000	38,602
		633,759
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14*	40,000	37,000
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	10,000	8,850
		45,850
Rental Auto/Equipment — 0.1%
Erac USA Finance Co. Notes 7.35% due 06/15/08*	160,000	161,745
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	35,000	36,050
		197,795
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	40,000	36,300

Security Description	Principal Amount	Value (Note 2)
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	$225,000	$219,611
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	120,000	116,295
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	221,319	214,973
		550,879
Retail-Regional Department Stores — 0.2%
JC Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	40,000	38,399
JC Penney Corp., Inc. Senior Notes 6.38% due 10/15/36	80,000	74,854
Macy's Retail Holdings, Inc. Company Guar. Notes 5.88% due 01/15/13	400,000	398,395
		511,648
Retail-Restaurants — 0.0%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	25,000	22,750
Savings & Loans/Thrifts — 0.2%
Washington Mutual Bank Sub. Notes 5.13% due 01/15/15	230,000	214,221
Washington Mutual Preferred Funding Delaware Bonds 6.53% due 03/15/11*(4)(5)	100,000	91,521
Washington Mutual Preferred Funding III Bonds 6.90% due 06/15/12*(4)(5)	100,000	102,448
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	180,000	177,705
		585,895
Special Purpose Entities — 0.3%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	115,000	109,603
Capital One Capital IV Company Guar. 6.75% due 02/17/37(4)	60,000	53,505
Cyrus Reinsurance Holdings SPC Senior Notes 6.36% due 09/01/08*(3)(8)	45,000	44,100
KAR Holdings, Inc. Senior Notes 9.36% due 05/01/14*(4)	25,000	23,938
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	45,000	40,929
Pricoa Global Funding I Notes 3.90% due 12/15/08*	200,000	196,730

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	$91,000	$90,752
Principal Life Global Funding I Notes 6.13% due 10/15/33*	190,000	188,165
		747,722
Steel-Producers — 0.1%
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	120,000	119,151
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	210,000	205,066
		324,217
Telecom Services — 0.4%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	96,000	97,545
Embarq Corp. Senior Notes 7.08% due 06/01/16	80,000	82,935
Qwest Corp. Senior Notes 7.50% due 10/01/14	50,000	52,000
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	150,000	159,911
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	440,000	508,942
		901,333
Telephone-Integrated — 1.2%
Aliant Communications, Inc. Notes 6.75% due 04/01/28	200,000	179,850
BellSouth Corp. Bonds 5.20% due 09/15/14	190,000	184,933
BellSouth Corp. Senior Notes 6.00% due 10/15/11	800,000	819,583
BellSouth Corp. Bonds 6.55% due 06/15/34	130,000	132,666
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	25,000	24,625
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	39,000	39,092
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	20,000	19,700
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	53,000	58,890

Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated (continued)
SBC Communications, Inc. Notes 5.10% due 09/15/14	$740,000	$716,065
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09	100,000	101,556
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	120,000	115,812
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	400,000	424,131
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	100,000	96,052
Verizon New York, Inc. Debentures 6.88% due 04/01/12	34,000	35,816
		2,948,771
Television — 0.2%
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	210,000	222,932
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	90,000	97,382
Paxson Communication Corp. Senior Sec. Notes 11.61% due 01/15/13*(4)	85,000	86,700
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	20,000	18,450
		425,464
Tobacco — 0.1%
Altria Group, Inc. Senior Notes 7.00% due 11/04/13	235,000	255,381
Altria Group, Inc. Notes 7.65% due 07/01/08	70,000	71,462
Philip Morris Capital Corp. Bonds 7.50% due 07/16/09	40,000	41,472
		368,315
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	304,520	320,127
Transport-Rail — 0.2%
BNSF Funding Trust I Company Guar. 6.61% due 12/15/55(4)	120,000	108,253
CSX Corp. Senior Notes 6.25% due 03/15/18	130,000	130,683

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Transport-Rail (continued)
Union Pacific Corp. Notes 3.88% due 02/15/09	$240,000	$235,064
		474,000
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	38,000	38,425
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	95,000	91,200
Ryder System, Inc. Notes 5.00% due 06/15/12	71,000	70,292
Ryder System, Inc. Notes 5.85% due 03/01/14	29,000	29,233
		229,150
Travel Service — 0.0%
Travelport LLC Company Guar. Notes 10.25% due 09/01/14(4)	20,000	20,000
Total Corporate Bonds & Notes (cost $62,471,273)		61,790,092
FOREIGN CORPORATE BONDS & NOTES — 5.3%
Agricultural Chemicals — 0.1%
Yara International ASA Notes 5.25% due 12/15/14*	155,000	148,016
Banks-Commercial — 0.8%
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(4)(5)	132,000	123,149
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/36	200,000	202,069
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	280,000	281,829
Overseas-Chinese Banking Sub. Notes 7.75% due 09/06/11*	250,000	268,716
Royal Bank of Scotland Group PLC Sub. Notes 5.05% due 01/08/15	230,000	221,395
Royal Bank of Scotland Group PLC Sub. Notes 6.38% due 02/01/11	280,000	292,543
Royal Bank of Scotland Group PLC Bonds 6.99% due 10/05/17*(4)(5)	140,000	142,619
Russian Agricultural Bank Bonds 6.30% due 05/15/17*	125,000	117,675
Russian Agricultural Bank Bonds 7.18% due 05/16/13	175,000	178,937

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Societe Generale Sub. Notes 5.92% due 04/05/17*(4)(5)	$70,000	$66,311
VTB Capital SA Senior Notes 6.25% due 07/02/35*	190,000	185,991
		2,081,234
Banks-Money Center — 0.1%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	300,000	297,671
Brewery — 0.2%
CIA Brasileira De Bebida Notes 8.75% due 09/15/13	235,000	269,369
SABMiller PLC Notes 6.20% due 07/01/11*	250,000	258,279
		527,648
Building & Construction-Misc. — 0.1%
Conproca SA de CV Senior Notes 12.00% due 06/16/10	140,000	154,961
Building Products-Cement — 0.1%
C8 Capital SPV, Ltd. Notes 6.64% due 12/31/14*(4)(5)	195,000	189,532
Chemicals-Specialty — 0.1%
Methanex Corp. Notes 6.00% due 08/15/15	220,000	207,488
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	43,000	42,761
Diversified Financial Services — 0.0%
CIT Group Funding Co. of Canada Company Guar. Notes 5.20% due 06/01/15	120,000	108,957
Diversified Manufacturing Operations — 0.1%
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	70,000	70,659
Tyco International Group SA Company Guar. Notes 6.13% due 11/01/08	100,000	101,096
Tyco International Group SA Company Guar. Notes 6.75% due 02/15/11	150,000	158,114
		329,869
Diversified Minerals — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 01/23/17	100,000	101,120

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Operations — 0.2%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	$150,000	$167,499
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	215,000	241,730
Powercor Australia LLC Bonds 6.15% due 01/15/08*	170,000	170,693
		579,922
Electric-Distribution — 0.0%
United Energy Distribution Holdings Property, Ltd. Senior Notes 4.70% due 04/15/11*	85,000	84,526
Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	225,000	222,725
Electric-Integrated — 0.2%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	78,000	82,463
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	42,000	42,156
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	250,000	254,569
		379,188
Electronic Components-Misc. — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	5,000	4,663
Finance-Other Services — 0.0%
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*	90,000	86,400
Insurance-Multi-line — 0.2%
AXA SA Sub. Notes 6.38% due 12/14/36*(4)(5)	77,000	69,426
AXA SA Sub. Notes 8.60% due 12/15/30	220,000	261,832
ING Groep NV Bonds 5.78% due 12/08/15(4)(5)	132,000	124,719
		455,977
Medical-Drugs — 0.3%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 9.37% due 12/01/13(4)	110,000	112,750
AstraZeneca PLC Notes 6.45% due 09/15/37	461,000	477,995

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs (continued)
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	$75,000	$73,500
		664,245
Metal-Aluminum — 0.0%
Alcan, Inc. Notes 6.13% due 12/15/33	93,000	89,305
Metal-Diversified — 0.2%
Inco, Ltd. Bonds 7.20% due 09/15/32	292,000	303,767
Inco, Ltd. Senior Notes 7.75% due 05/15/12	60,000	65,535
		369,302
Multimedia — 0.1%
The Thomson Corp. Notes 5.70% due 10/01/14	130,000	128,900
Non-Ferrous Metals — 0.1%
CODELCO, Inc. Notes 6.38% due 11/30/12*	200,000	208,322
Oil Companies-Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Notes 6.25% due 03/15/38	280,000	270,108
Nexen, Inc. Bonds 6.40% due 05/15/37	108,000	104,949
		375,057
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Senior Notes 6.50% due 08/01/36	130,000	127,989
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Bonds 8.55% due 08/01/10	50,000	41,250
Alto Parana SA Company Guar. Notes 6.38% due 06/09/17*	35,000	36,151
		77,401
Pipelines — 0.1%
Enbridge, Inc. Bonds 5.80% due 06/15/14	224,000	223,254
Property Trust — 0.1%
Westfield Group Senior Notes 5.40% due 10/01/12*	320,000	315,455
Satellite Telecom — 0.0%
Intelsat Bermuda, Ltd. Company Guar. Notes 8.89% due 01/15/15(4)	50,000	50,500

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Satellite Telecom (continued)
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.25% due 02/01/15(6)	$25,000	$20,563
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13	30,000	22,800
		93,863
Special Purpose Entities — 0.3%
National Gas Co. Notes 6.05% due 01/15/36*	325,000	307,831
SMFG Preferred Capital, Ltd. 6.08% due 01/25/17*(4)(5)	111,000	102,641
UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13	390,000	403,653
		814,125
Telecom Services — 0.0%
TELUS Corp. Notes 8.00% due 06/01/11	21,000	22,727
Telephone-Integrated — 1.4%
British Telecommunications PLC Notes 8.13% due 12/15/10	350,000	385,331
British Telecommunications PLC Bonds 9.13% due 12/15/30	239,000	316,484
Deutsche Telekom International Finance BV Company Guar. Bonds 8.50% due 06/15/10	220,000	235,660
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	320,000	391,732
France Telecom SA Bonds 7.75% due 03/01/11	180,000	193,486
France Telecom SA Notes 8.50% due 03/01/31	115,000	147,811
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	115,000	109,173
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	1,220,000	1,250,129
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/17	98,000	99,001
Telefonica Emisones SAU Company Guar. Notes 7.05% due 06/20/36	150,000	159,777
Telefonica Europe BV Company Guar. Bonds 7.75% due 09/15/10	180,000	192,204
		3,480,788

Security Description	Principal Amount	Value (Note 2)
Transport-Marine — 0.1%
DP World, Ltd. Bonds 6.85% due 07/02/37*	$364,000	$361,534
Transport-Rail — 0.0%
Canadian National Railway Co. Debentures 6.38% due 11/15/37	96,000	97,153
Total Foreign Corporate Bonds & Notes (cost $13,561,092)		13,452,078
FOREIGN GOVERNMENT AGENCIES — 0.2%
Sovereign — 0.2%
Province of Quebec Debentures 7.50% due 09/15/29	116,000	144,359
United Mexican States Notes 6.75% due 09/27/34	448,000	487,200
Total Foreign Government Agencies (cost $623,931)		631,559
U.S. GOVERNMENT AGENCIES — 24.5%
Federal Home Loan Mtg. Corp. — 3.9%
4.13% due 07/12/10	556,000	551,639
4.50% due 01/15/13	1,579,000	1,565,716
5.00% due 11/01/36	387,578	369,809
5.00% due 12/01/36	2,183,681	2,083,567
5.00% due 01/01/37	339,813	324,234
5.00% due 04/01/37	966,504	921,925
5.46% due 03/01/36(4)	188,256	186,235
5.75% due 03/15/09	50,000	50,898
5.80% due 01/01/37(4)	227,593	229,213
5.98% due 10/01/36(4)	851,896	852,767
6.00% due October TBA	1,271,000	1,272,192
6.25% due 07/15/32	206,000	234,047
6.50% due 03/01/37	711,157	723,912
6.75% due 03/15/31	100,000	119,790
Federal Home Loan Mtg. Corp., REMIC Series 3349, Class HB 5.50% due 06/15/31(2)	439,000	437,791
		9,923,735
Federal National Mtg. Assoc. — 5.9%
4.46% due 02/01/34(4)	347,944	342,246
4.66% due 07/01/35(4)	61,935	61,249
4.67% due 10/01/35(4)	229,025	228,711
4.87% due 01/01/35(4)	598,134	592,239
5.00% due October TBA	2,029,000	1,935,159
5.01% due 12/01/35(4)	62,931	62,583
5.32% due 11/01/36(4)	95,367	95,250
5.38% due 11/15/11	500,000	515,359
5.50% due 11/01/36	3,388,281	3,319,396
5.50% due 12/01/36	1,112,930	1,082,341
5.50% due 05/01/37	1,771,644	1,735,321
5.50% due 07/01/37	1,128,872	1,105,728
6.00% due 05/15/11	250,000	262,492
6.00% due 10/01/36	2,211,558	2,215,240
6.00% due 11/01/36	756,915	751,916
6.50% due 07/01/36	400,747	408,100
6.63% due 11/15/30	107,000	126,080

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
7.25% due 01/15/10	$200,000	$212,201
		15,051,611
Government National Mtg. Assoc. — 14.7%
4.50% due 04/15/18	238,120	230,411
4.50% due 05/15/18	1,415,147	1,369,081
4.50% due 08/15/18	75,966	73,493
4.50% due 09/15/18	577,902	559,090
4.50% due 10/15/18	2,449,086	2,369,365
4.50% due 09/15/33	705,300	663,230
5.00% due 06/15/33	25,378	24,594
5.00% due 08/15/33	144,856	140,383
5.00% due 09/15/33	214,208	207,593
5.00% due 10/15/33	155,339	150,542
5.00% due 11/15/33	17,222	16,691
5.00% due 06/15/34	596,541	577,848
5.00% due 05/15/35	24,579	23,796
5.00% due 09/15/35	26,914	26,057
5.00% due 11/15/35	980,992	949,746
5.00% due 02/15/36	756,805	732,271
5.00% due 02/20/36	1,902,482	1,825,359
5.00% due 03/15/36	698,835	676,180
5.00% due 05/15/36	886,527	857,786
5.00% due 06/15/36	888,612	859,804
5.00% due 08/15/36	49,277	47,680
5.50% due 02/15/32	41,407	40,894
5.50% due 03/15/32	41,475	40,968
5.50% due 12/15/32	61,005	60,250
5.50% due 01/15/33	27,751	27,403
5.50% due 02/15/33	183,940	181,631
5.50% due 03/15/33	620,007	612,223
5.50% due 04/15/33	1,930,414	1,906,203
5.50% due 05/15/33	31,257	30,865
5.50% due 06/15/33	2,630,399	2,597,376
5.50% due 07/15/33	1,902,260	1,878,381
5.50% due 08/15/33	334,070	329,876
5.50% due 09/15/33	45,838	45,263
5.50% due 11/15/33	346,705	342,353
5.50% due 12/15/33	21,626	21,354
5.50% due 01/15/34	816,156	805,636
5.50% due 02/15/34	341,425	337,025
6.00% due 04/15/28	882,229	891,461
6.00% due 01/15/29	147,804	149,229
6.00% due 03/15/29	213,981	216,044
6.00% due 11/15/31	77,480	78,197
6.00% due 12/15/31	177,318	178,959
6.00% due 04/15/32	159,441	160,818
6.00% due 08/15/32	42,618	42,986
6.00% due 09/15/32	135,688	136,859
6.00% due 10/15/32	418,008	421,618
6.00% due 11/15/32	166,119	167,554
6.00% due 01/15/33	23,463	23,657
6.00% due 02/15/33	286,989	289,358
6.00% due 03/15/33	67,493	68,050
6.00% due 09/15/33	145,451	146,652
6.00% due 01/15/34	746,298	751,905
6.00% due 03/15/34	213,028	214,628
6.00% due 05/15/34	154,143	155,301

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
6.00% due 07/15/34	$102,510	$103,280
6.00% due 08/15/34	908,909	915,738
6.00% due 09/15/34	136,953	137,982
6.00% due 11/15/34	530,885	534,874
6.00% due 03/15/35	565,912	569,775
6.00% due 08/15/35	516,826	520,355
6.00% due 01/15/36	272,515	274,285
6.00% due 02/15/36	371,520	373,932
6.00% due 04/15/36	809,220	814,474
6.00% due 05/15/36	434,269	437,088
6.00% due 06/15/36	1,602,931	1,613,339
6.00% due 07/15/36	358,615	360,944
6.00% due 08/15/36	1,047,559	1,054,492
6.00% due 09/15/36	1,247,651	1,255,752
6.00% due 10/15/36	1,776,491	1,788,114
6.00% due 11/15/36	709,600	714,207
6.00% due 12/15/36	247,643	249,251
6.50% due 09/15/28	20,581	21,119
6.50% due 06/15/31	19,230	19,709
6.50% due 09/15/31	60,651	62,163
6.50% due 10/15/31	20,491	21,002
6.50% due 11/15/31	12,589	12,903
6.50% due 12/15/31	27,925	28,620
7.50% due 09/15/30	27,848	29,218
		37,644,593
Total U.S. Government Agencies (cost $63,270,548)		62,619,939
U.S. GOVERNMENT TREASURIES — 33.4%
United States Treasury Bonds — 2.8%
4.75% due 02/15/37	2,000,000	1,972,344
5.00% due 05/15/37	1,000,000	1,025,781
5.38% due 02/15/31	708,000	757,892
6.25% due 08/15/23	531,000	610,028
7.13% due 02/15/23	249,000	309,032
7.25% due 08/15/22	60,000	75,000
7.88% due 02/15/21	1,540,000	1,997,910
8.13% due 05/15/21	30,000	39,750
8.75% due 08/15/20	42,000	57,756
9.13% due 05/15/18	75,000	102,703
8.88% due 02/15/19	124,000	168,737
9.00% due 11/15/18	100,000	136,828
		7,253,761
United States Treasury Notes — 30.6%
2.63% due 05/15/08	1,060,000	1,050,062
3.00% due 11/15/07	791,000	790,073
3.88% due 02/15/13	8,815,000	8,668,310
4.00% due 11/15/12	8,421,000	8,349,944
4.00% due 02/15/14	278,000	272,831
4.25% due 08/15/13	1,345,000	1,343,633
4.25% due 11/15/13	2,056,000	2,050,056
4.25% due 08/15/14	136,000	135,044
4.25% due 11/15/14	4,381,000	4,338,903
4.38% due 08/15/12	12,479,000	12,595,991
4.50% due 05/15/10	1,000,000	1,012,578
4.50% due 09/30/11	3,200,000	3,242,749
4.50% due 05/15/17	14,670,000	14,587,481
4.63% due 08/31/11	1,876,000	1,909,123

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (continued)

Security Description	Principal Amount/Shares	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
4.63% due 11/15/16	$110,000	$110,541
4.75% due 11/15/08	1,572,000	1,585,018
4.75% due 05/15/14	430,000	439,675
4.75% due 08/15/17	600,000	608,063
4.88% due 06/30/09	2,000,000	1,996,824
4.88% due 05/31/11	3,600,000	3,694,500
4.88% due 02/15/12	448,000	461,370
5.00% due 02/15/11	1,250,000	1,287,597
5.00% due 08/15/11	809,000	835,861
5.13% due 06/30/08	3,000,000	3,021,327
5.50% due 02/15/08	84,000	84,486
5.63% due 05/15/08	90,000	90,801
5.75% due 08/15/10	789,000	825,553
6.00% due 08/15/09	1,293,000	1,340,174
6.50% due 02/15/10	1,395,000	1,473,360
		78,201,928
Total U.S. Government Treasuries (cost $83,921,170)		85,455,689
EXCHANGE TRADED FUNDS — 0.8%
Inded Fund-Debt — 0.8%
iShares Lehman 7-10 Year Treasury Bond Fund (cost $2,067,730)	24,700	2,070,848
Total Long-Term Investment Securities (cost $242,664,710)		242,640,425
REPURCHASE AGREEMENTS — 5.9%
Agreement with State Street Bank & Trust Co., bearing interest at 3.15%, dated 09/28/07, to be repurchased 10/01/07 in the amount of $156,041 and collateralized by $170,000 of United States Treasury Bonds, bearing interest at 4.50%, due 02/15/36 and having an approximate value of $162,775.	156,000	156,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 09/28/07, to be repurchased 10/01/07 in the amount of $5,315,107 and collateralized by $5,540,000 of Federal Home Loan Mtg. Corp., bearing interest at 5.20%, due 03/05/19 and having an approximate value of $5,420,768.	5,314,000	5,314,000

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
UBS Securities, LLC Joint Repurchase Agreement(9)	$450,000	$450,000
UBS Securities, LLC Joint Repurchase Agreement(9)	9,264,000	9,264,000
Total Repurchase Agreements (cost $15,184,000)		15,184,000
TOTAL INVESTMENTS (cost $257,848,710)(10)	100.7%	257,824,425
Liabilities in excess of other assets	(0.7)	(1,776,414)
NET ASSETS	100.0%	$256,048,011

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2007, the aggregate value of these securities was $10,005,297 representing 3.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Variable Rate Security - the rate reflected is as of September 30, 2007, maturity date reflects the stated maturity date.

(2)  Collateralized Mortgage Obligation

(3)  Fair valued security; see Note 2.

(4)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2007.

(5)  Perpetual maturity - maturity date reflects the next call date.

(6)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(7)  Company has filed Chapter 11 bankruptcy protection.

(8)  Variable Rate Security - the rate reflected is as of September 30, 2007, maturity date reflects next reset date.

(9)  See Note 2 for details of Joint Repurchase Agreements.

(10)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of September 30, 2007	Unrealized Appreciation (Depreciation)
7	Short	U.S. Treasury Bonds 20YR	December-07	$783,469	$779,406	$4,063
4	Long	U.S. Treasury Notes 5YR	December-07	429,125	428,125	(1,000)
						$3,063

See Notes to Financial Statements

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	21.8%
Diversified Financial Services	12.9
Federal Home Loan Mtg. Corp.	12.2
Foreign Government Agencies	8.6
Time Deposits	7.5
Sovereign	6.8
Oil Companies-Exploration & Production	4.5
Home Equity Other	2.3
Medical-Hospitals	2.3
Independent Power Producers	1.8
Finance-Auto Loans	1.7
Pipelines	1.7
Cable TV	1.5
Chemicals-Specialty	1.5
Metal-Diversified	1.3
Medical-Drugs	1.2
Special Purpose Entities	1.2
Casino Hotels	1.1
Cellular Telecom	1.1
Gambling (Non-Hotel)	1.1
Telephone-Integrated	1.0
Television	1.0
Electronic Components-Semiconductors	0.9
Containers-Metal/Glass	0.8
Satellite Telecom	0.8
Diversified Minerals	0.7
Agricultural Chemicals	0.6
Auto-Cars/Light Trucks	0.6
Banks-Commercial	0.6
Electric-Integrated	0.6
Telecom Services	0.6
Transport-Air Freight	0.6
Building & Construction Products-Misc.	0.5
Computer Services	0.5
Containers-Paper/Plastic	0.5
Electric-Generation	0.5
Funeral Services & Related Items	0.5
Paper & Related Products	0.5
Recycling	0.5
Theaters	0.5
Airlines	0.4
Chemicals-Diversified	0.4
Diversified Manufacturing Operations	0.4
Travel Services	0.4
Broadcast Services/Program	0.3
Consumer Products-Misc.	0.3
Direct Marketing	0.3
Electronics-Military	0.3
Energy-Alternate Sources	0.3
Food-Meat Products	0.3
Investment Management/Advisor Services	0.3
Medical Products	0.3
Non-Hazardous Waste Disposal	0.3
Oil Companies-Integrated	0.3
Oil-Field Services	0.3
Rental Auto/Equipment	0.3
Retail-Drug Store	0.3
Auto/Truck Parts & Equipment-Original	0.2
Distribution/Wholesale	0.2
Home Furnishings	0.2

Machinery-Farming	0.2%
Medical-HMO	0.2
Printing-Commercial	0.2
Publishing-Periodicals	0.2
Retail-Petroleum Products	0.2
Retail-Restaurants	0.2
Storage/Warehousing	0.2
Transactional Software	0.2
Advertising Services	0.1
Applications Software	0.1
Beverages-Wine/Spirits	0.1
Building Products-Wood	0.1
Computers-Memory Devices	0.1
Cosmetics & Toiletries	0.1
Electronic Components-Misc.	0.1
Food-Misc.	0.1
Government National Mtg. Assoc.	0.1
Hotels/Motels	0.1
Insurance Brokers	0.1
Medical Information Systems	0.1
Medical-Nursing Homes	0.1
Metal Processors & Fabrication	0.1
Multimedia	0.1
Physicians Practice Management	0.1
Poultry	0.1
Real Estate Investment Trusts	0.1
Research & Development	0.1
Retail-Discount	0.1
Retail-Major Department Stores	0.1
Retail-Regional Department Stores	0.1
Rubber-Tires	0.1
Seismic Data Collection	0.1
Steel-Producers	0.1
Transport-Marine	0.1
Transport-Rail	0.1
Transport-Services	0.1
Transport-Truck	0.1
117.5%

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited)

Credit Quality†#
Government — Agency	22.9%
AAA	11.5
AA	3.2
A	8.0
BBB	4.2
BB	13.8
B	21.5
CCC	11.3
Below C	1.1
Not Rated@	2.5
100.0%

*  Calculated as a percentage of net assets

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES — 14.9%
Diversified Financial Services — 12.6%
Banc of America Commercial Mtg, Inc., Series 2005-6, Class A4 5.18% due 09/10/47(2)(3)	$1,050,000	$1,037,750
Bear Stearns Commercial Mtg.Securities Series 2005-PW10, Class A4 5.41% due 12/11/40(2)	750,000	744,813
Bear Stearns Commercial Mtg. Securities Series 2007-PW15, Class B 5.44% due 02/11/44*(2)	750,000	703,523
Bear Stearns Commercial Mtg. Securities Series 2007-T26, Class B 5.60% due 01/12/45*(2)(3)	350,000	325,274
Citigroup Mtg. Loan Trust, Inc. 2006-WFH1, Class A1A 5.20% due 01/25/36(1)	186,928	186,812
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(2)(3)	1,000,000	990,913
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class C 5.48% due 12/11/49(2)	800,000	740,689
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2006-CD3, Class A5 5.62% due 10/15/48(2)	700,000	703,277
Countrywide Asset-Backed Certificates Series 2005-17, Class 1AF1 5.33% due 05/25/36(1)	152,213	151,959
First Franklin Mtg. Loan Asset Backed Certificates Series 2006-FF12, Class A2 5.17% due 09/25/36(1)	495,607	490,318
First Franklin Mtg, Loan Asset Backed Certificates Series 2005-FF10, Class A2 5.23% due 11/25/35(1)	28,770	28,714
First Franklin Mtg. Loan Asset Backed Certificates Series 2005-FF11, Class A2A 5.23% due 11/25/35(1)	358,848	357,928
First Franklin Mtg. Loan Asset Backed Certificates Series 2005-FF8, Class A2B 5.31% due 09/25/35(1)	55,623	55,609
Fremont Home Loan Trust Series 2005-E, Class 2A2 5.30% due 01/25/36(1)	247,561	246,873
GE Capital Commercial Mtg. Corp. Series 2003-C1, Class A4 4.82% due 01/10/38(2)	126,268	123,705
Greenwich Capital Commercial Funding Corp. Series 2004-GG1, Class A7 5.32% due 06/10/36(2)	300,000	297,932
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class C 5.55% due 03/10/39(2)	400,000	373,376

Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
GS Mtg. Securities Corp. II Series 2006-GG6, Class A4 5.55% due 04/10/38(2)	$535,000	$536,848
GSAMP Trust Series 2006-S4, Class A1 5.22% due 05/25/36(1)	225,817	215,559
HSI Asset Securitization Corp. Trust Series 2006-OPT4, Class 2A2 5.24% due 03/25/36(1)	300,000	296,498
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2004-LN2, Class A2 5.11% due 07/15/41(2)	55,768	54,549
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2004-CB9, Class A4 5.37% due 06/12/41(2)(3)	377,963	379,491
LB-UBS Commercial Mtg. Trust Series 2004-C7, Class A1A 4.47% due 10/15/29(2)	1,078,282	1,047,184
LB-UBS Commercial Mtg. Trust Series 2006-C1, Class A4 5.16% due 02/15/31(2)	500,000	488,919
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class C 5.61% due 02/15/40(2)	900,000	844,945
Merrill Lynch Mtg. Investors, Inc. Series 2006-RM2, Class A1B 5.37% due 05/25/37(1)	644,100	626,268
Morgan Stanley ABS Capital I Series 2006-NC3, Class A2B 5.25% due 03/25/36(1)	450,000	445,853
Morgan Stanley Capital I, Series 2004-IQ7, Class A4 5.41% due 06/15/38(2)(3)	150,000	150,077
Ownit Mtg. Loan Asset Backed Certificates Series 2006-6, Class A2B 5.24% due 09/25/37(1)	575,000	563,475
Residential Asset Securities Corp. Series 2006-KS1, Class A1 5.20% due 04/25/27(1)	648,636	647,888
Securitized Asset Backed Receivables LLC Trust Series 2006-FR1, Class A2A 5.20% due 11/25/35(1)	71,664	71,539
Structured Asset Investment Loan Trust Series 2005-5, Class A7 5.34% due 06/25/35(1)	3,615	3,615
Structured Asset Investment Loan Trust Series 2004-1, Class M5 8.13% due 02/25/34(1)	108,693	36,928
Wachovia Asset Securitization, Inc. Series 2003-HE3, Class A 5.38% due 11/25/33(1)	137,850	136,149
		14,105,250

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Home Equity Other — 2.3%
Ace Securities Corp. Series 2004-HE4, Class M9 8.23% due 12/25/34(1)	$361,725	$293,552
Asset Backed Funding Cert. Series 2005-HE2, Class A2C 5.43% due 06/25/35(1)	146,357	146,129
Asset Backed Securities Corp. Home Equity Series 2006-HE2, Class A2 5.20% due 03/25/36(1)	91,372	91,333
Asset Backed Securities Corp. Home Equity Series 2005-HE4, Class A1 5.29% due 05/25/35(1)	67,412	67,230
Asset Backed Securities Corp. Home Equity Series 2004-HE7, Class A2 5.51% due 10/25/34(1)	26,458	26,458
Citifinancial Mtg. Securities, Inc. Series 2003-4, Class AF6 4.49% due 10/25/33	245,255	232,503
IXIS Real Estate Capital Trust Series 2006-HE1, Class A1 5.22% due 03/25/36(1)	90,454	90,429
MASTR Asset Backed Securities Trust Series 2006-AB1, Class A1 5.27% due 02/25/36(1)	121,166	120,529
MASTR Asset Backed Securities Trust Series 2005-WMC1, Class A4 5.32% due 03/25/35(1)	6,077	6,076
Morgan Stanley ABS Capital I Series 2006-NC4, Class A2A 5.16% due 06/25/36(1)	120,815	120,372
Morgan Stanley ABS Capital I Series 2006-HE4, Class A1 5.17% due 06/25/36(1)	508,539	506,696
Novastar Home Equity Loan Series 2004-4, Class M4 6.23% due 03/25/35(1)	500,000	460,988
Residential Asset Securities Corp. Series 2004-KS6, Class AI3 4.16% due 07/25/30	46,325	45,703
Residential Asset Securities Corp. Series 2005-AHL2, Class A2 5.39% due 10/25/35(1)	149,318	146,542
Residential Funding Mtg. Securities II, Inc. Series 2006-HI1, Class A1 5.24% due 02/25/36(1)	284,612	283,028
		2,637,568
Total Asset Backed Securities (cost $17,191,654)		16,742,818
CONVERTIBLE BONDS & NOTES — 0.1%
Electronic Components-Semiconductors — 0.1%
Spansion, Inc. Senior Notes 2.25% due 06/15/16*	125,000	93,594

Security Description	Principal Amount(13)	Value (Note 2)
Medical Instruments — 0.0%
Kyphon, Inc. Senior Notes 1.25% due 02/01/14*	$15,000	$19,575
Medical-Biomedical/Gene — 0.0%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	25,000	21,437
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(4)(5)(11)	25,000	24,250
Total Convertible Bonds & Notes (cost $171,273)		158,856
CORPORATE BONDS & NOTES — 37.5%
Advertising Services — 0.1%
R.H. Donnelley Corp. Senior Notes 6.88% due 01/15/13	50,000	47,250
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17*	75,000	76,125
		123,375
Agricultural Chemicals — 0.6%
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	55,000	53,350
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	225,000	219,375
The Mosaic Co. Senior Notes 7.38% due 12/01/14*(14)	250,000	262,500
The Mosaic Co. Senior Notes 7.63% due 12/01/16*(14)	150,000	159,937
		695,162
Airlines — 0.4%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	275,000	268,125
Continental Airlines, Inc. Pass Through Certs. Series 1991, Class A 6.55% due 02/02/19	115,785	116,509
Delta Air Lines, Inc. Pass Through Certs. Series 2000-1, Class A-2 7.57% due 11/18/10	50,000	51,281
United Air Lines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 09/01/08	9,596	9,573
		445,488
Applications Software — 0.1%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	110,000	116,600

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks — 0.6%
Ford Motor Co. Debentures 6.38% due 02/01/29	$575,000	$422,625
General Motors Corp. Debentures 8.25% due 07/15/23	300,000	262,500
General Motors Corp. Senior Bonds 8.38% due 07/15/33	15,000	13,144
		698,269
Auto/Truck Parts & Equipment-Original — 0.2%
Lear Corp. Senior Notes 8.75% due 12/01/16	135,000	126,900
Visteon Corp. Senior Notes 8.25% due 08/01/10	60,000	52,800
		179,700
Beverages-Non-alcoholic — 0.0%
Cott Beverages USA Inc. Company Guar. Notes 8.00% due 12/15/11	50,000	49,250
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Senior Notes 7.25% due 05/15/17*	85,000	85,000
Broadcast Services/Program — 0.3%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	166,000	171,810
Liberty Media LLC Bonds 7.88% due 07/15/09	125,000	128,648
Nexstar Finance, Inc. Company Guar. Notes 7.00% due 01/15/14	80,000	76,800
		377,258
Building & Construction Products-Misc. — 0.5%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	190,000	192,850
Dayton Superior Corp. Company Guar. Notes 10.75% due 09/15/08	210,000	211,050
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	135,000	133,312
NTK Holdings, Inc. Senior Notes 10.75% due 03/01/14(6)	100,000	61,500
		598,712
Building Products-Wood — 0.1%
Masonite Corp.
Company Guar. Notes
11.00% due 04/06/15	112,000	94,640

Security Description	Principal Amount(13)	Value (Note 2)
Cable TV — 1.5%
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/12(14)	$65,000	$63,050
CCH I LLC Company Guar. Notes 11.00% due 10/01/15	356,000	364,900
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	210,000	218,400
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	577,000	601,522
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	185,000	185,925
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	190,000	190,475
Insight Communications Co., Inc. Senior Notes 12.25% due 02/15/11(6)	65,000	67,113
		1,691,385
Casino Hotels — 1.1%
Circus & Eldorado Joint Venture Mtg. Notes 10.13% due 03/01/12	260,000	271,050
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(4)(7)	156,000	157,560
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	410,000	377,712
Seminole Hard Rock Entertainment, Inc. Sec. Notes 8.19% due 03/15/14*(1)	80,000	78,100
Station Casinos, Inc. Senior Sub. Notes 6.63% due 03/15/18	15,000	12,563
Station Casinos, Inc. Senior Sub. Notes 6.88% due 03/01/16	145,000	126,150
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 12/15/10*	55,000	56,100
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	130,000	134,550
		1,213,785
Cellular Telecom — 0.8%
American Cellular Corp. Senior Notes 10.00% due 08/01/11	29,000	30,305
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	118,000	124,785
Centennial Communications Corp. Senior Notes 10.13% due 06/15/13	45,000	47,700

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Centennial Communications Corp. Senior Notes 11.11% due 01/01/13(1)	$110,000	$113,300
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	35,000	35,525
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14*	140,000	142,100
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14*	245,000	249,900
Rural Cellular Corp. Senior Sub. Notes 8.62% due 06/01/13*(1)	135,000	138,375
Rural Cellular Corp. Senior Notes 11.11% due 11/01/12(1)	40,000	40,800
		922,790
Chemicals-Diversified — 0.4%
Equistar Chemicals LP Senior Notes 10.63% due 05/01/11	57,000	59,565
Lyondell Chemical Co. Company Guar. Notes 6.88% due 06/15/17	125,000	135,625
Lyondell Chemical Co. Company Guar. Notes 8.00% due 09/15/14	180,000	198,000
		393,190
Chemicals-Specialty — 1.5%
Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15(14)	260,000	271,700
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	400,000	426,000
JohnsonDiversey Holdings, Inc. Notes 10.67% due 05/15/13(6)	100,000	101,500
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	550,000	544,500
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12	350,000	349,125
		1,692,825
Commercial Services — 0.0%
DI Finance/DynCorp International Senior Sub. Notes 9.50% due 02/15/13	26,000	26,910

Security Description	Principal Amount(13)	Value (Note 2)
Computer Services — 0.5%
Compucom Systems, Inc. Senior Notes 12.00% due 11/01/14*	$55,000	$69,300
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	240,000	234,000
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	300,000	312,000
		615,300
Computers-Integrated Systems — 0.0%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	25,000	22,000
Consumer Products-Misc. — 0.3%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	89,000	88,555
Jostens Holding Corp. Senior Notes 10.25% due 12/01/13(6)	179,000	166,470
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12	55,000	55,550
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	5,000	5,113
		315,688
Containers-Metal/Glass — 0.5%
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	80,000	75,200
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	160,000	156,800
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	285,000	294,975
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.88% due 02/15/09	17,000	17,255
		544,230
Containers-Paper/Plastic — 0.5%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	100,000	100,250
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	226,000	203,400
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	255,000	250,537
		554,187
Cosmetics & Toiletries — 0.1%
Revlon Consumer Products Corp. Senior Sub. Notes 8.63% due 02/01/08	105,000	103,425

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Cosmetics & Toiletries (continued)
Revlon Consumer Products Corp. Senior Notes 9.50% due 04/01/11	$25,000	$23,750
		127,175
Direct Marketing — 0.3%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	175,000	178,500
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	145,000	147,538
		326,038
Distribution/Wholesale — 0.2%
Varietal Distribution, Inc. Senior Notes 10.25% due 07/15/15*	225,000	211,500
Diversified Manufacturing Operations — 0.3%
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	185,000	165,112
Harland Clarke Holdings Corp. Company Guar. Notes 10.31% due 05/15/15(1)	70,000	62,388
Indalex Holding Corp. Sec. Notes 11.50% due 02/01/14	105,000	98,700
		326,200
Electric-Generation — 0.5%
Edison Mission Energy Senior Notes 7.20% due 05/15/19*	75,000	73,875
Edison Mission Energy Senior Notes 7.50% due 06/15/13	50,000	51,250
Edison Mission Energy Senior Notes 7.63% due 05/15/27*	160,000	154,400
Edison Mission Energy Senior Notes 7.75% due 06/15/16	30,000	31,050
The AES Corp. Sec. Notes 8.75% due 05/15/13*	190,000	198,787
The AES Corp. Senior Notes 8.88% due 02/15/11	5,000	5,219
		514,581
Electric-Integrated — 0.6%
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	585,000	590,850
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	80,000	76,200

Security Description	Principal Amount(13)	Value (Note 2)
Electric-Integrated (continued)
Southern Energy, Inc. Notes 7.90% due 07/15/09†(4)(5)(11)	$175,000	$0
		667,050
Electronic Components-Semiconductors — 0.7%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	119,000	109,480
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	195,000	196,950
Freescale Semiconductor, Inc. Senior Notes 9.13% due 12/15/14	180,000	166,500
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	330,000	306,900
Spansion, Inc. Senior Notes 11.25% due 01/15/16*	45,000	44,100
		823,930
Electronics-Military — 0.3%
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	260,000	255,450
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	75,000	73,688
		329,138
Energy-Alternate Sources — 0.3%
Aventine Renewable Energy Holdings, Inc. Notes 10.00% due 04/01/17	260,000	235,300
VeraSun Energy Corp. Senior Notes 9.38% due 06/01/17*	55,000	47,300
VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12	105,000	106,050
		388,650
Finance-Auto Loans — 1.7%
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	1,505,000	1,475,738
General Motors Acceptance Corp. Senior Notes 6.00% due 12/15/11	15,000	13,845
General Motors Acceptance Corp. Bonds 6.88% due 09/15/11	225,000	214,125
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	120,000	112,558
General Motors Acceptance Corp. Notes 7.82% due 12/01/14(1)	75,000	69,142
		1,885,408

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Food-Meat Products — 0.1%
Smithfield Foods, Inc. Senior Notes 7.00% due 08/01/11	$25,000	$25,313
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/17	135,000	138,375
		163,688
Food-Misc. — 0.1%
Del Monte Corp. Company Guar. Notes 6.75% due 02/15/15	70,000	67,200
Wornick Co. Company Guar. Notes 10.88% due 07/15/11†(8)	100,000	70,000
		137,200
Funeral Services & Related Items — 0.5%
Service Corp. International Senior Notes 6.75% due 04/01/16(14)	100,000	96,875
Service Corp. International Senior Notes 7.00% due 06/15/17	330,000	324,225
Service Corp. International Senior Notes 7.38% due 10/01/14	55,000	56,512
Stewart Enterprises, Inc. Senior Notes 6.25% due 02/15/13(14)	80,000	77,800
		555,412
Gambling (Non-Hotel) — 1.1%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	175,000	176,750
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*	265,000	262,350
Jacobs Entertainment, Inc. Company Guar. Notes 9.75% due 06/15/14	100,000	99,500
Mohegan Tribal Gaming Authority Senior Sub. Notes 7.13% due 08/15/14	240,000	240,600
Shingle Springs Tribal Gaming Authority Senior Notes 9.38% due 06/15/15*	265,000	267,650
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	140,000	144,200
		1,191,050
Golf — 0.0%
True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11	55,000	30,250
Home Furnishings — 0.2%
Simmons Co. Senior Notes 10.00% due 12/15/14(6)	215,000	171,463

Security Description	Principal Amount(13)	Value (Note 2)
Hotel/Motel — 0.1%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	$85,000	$81,600
Human Resources — 0.0%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	45,000	47,700
Independent Power Producers — 1.8%
Calpine Corp. Sec. Notes 8.50% due 07/15/10*(9)	75,000	81,000
Calpine Corp. Sec. Notes 8.75% due 07/15/13*(9)	794,000	865,460
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	665,000	666,663
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	75,000	75,000
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	15,000	16,425
Reliant Energy, Inc. Senior Notes 7.88% due 12/31/17	145,000	145,906
Reliant Energy, Inc. Senior Notes 7.63% due 12/31/14	200,000	201,500
		2,051,954
Insurance Brokers — 0.1%
USI Holdings Corp. Senior Notes 9.43% due 11/15/14*(1)	75,000	71,250
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	55,000	49,363
		120,613
Investment Management/Advisor Services — 0.3%
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*	100,000	96,625
LVB Acquisition Merger Sub, Inc. Senior Sub. Notes 11.63% due 10/15/17*	175,000	169,750
LVB Acquisition Merger, Inc. Senior Notes 10.00% due 10/15/17*	125,000	125,000
		391,375
Machinery-Farming — 0.2%
Case Corp. Notes 7.25% due 01/15/16	175,000	181,125
Case New Holland, Inc. Senior Notes 6.00% due 06/01/09	100,000	99,250
		280,375

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Medical Information Systems — 0.1%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	$150,000	$150,000
Medical Products — 0.3%
ReAble Therapeutics Finance LLC/ ReAble Therapeutics Finance Corp. Company Guar. Notes 11.75% due 11/15/14	130,000	123,500
Universal Hospital Services, Inc. Sec. Notes 8.50% due 06/01/15*	115,000	113,850
Universal Hospital Services, Inc. Sec. Notes 8.76% due 06/01/15*(1)	65,000	64,675
		302,025
Medical-Biomedical/Gene — 0.0%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 6.13% due 12/15/14	18,000	17,100
Medical-HMO — 0.2%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	215,000	215,000
Medical-Hospitals — 2.3%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15*	630,000	647,325
HCA, Inc. Senior Notes 6.25% due 02/15/13	145,000	128,325
HCA, Inc. Sec. Notes 9.13% due 11/15/14*	185,000	195,175
HCA, Inc. Sec. Notes 9.25% due 11/15/16*	1,090,000	1,158,125
HCA, Inc. Sec. Notes 9.63% due 11/15/16*	165,000	176,138
IASIS Healthcare LLC/ IASIS Capital Corp. Bank Guaranteed Notes 8.75% due 06/15/14	235,000	237,937
		2,543,025
Medical-Nursing Homes — 0.1%
Sun Healthcare Group, Inc. Senior Sub. Notes 9.13% due 04/15/15*	125,000	127,500
Metal Processors & Fabrication — 0.1%
Metals USA, Inc. Sec. Notes 11.13% due 12/01/15	80,000	85,200
Metal-Diversified — 1.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	210,000	226,800

Security Description	Principal Amount(13)	Value (Note 2)
Metal-Diversified (continued)
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	$555,000	$606,337
Noranda Aluminium Acquisition Corp. Senior Notes 9.36% due 05/15/15*(1)	335,000	314,900
Noranda Aluminium Holding Corp. Senior Notes 11.15% due 11/15/14*(1)	95,000	91,675
		1,239,712
Non-Hazardous Waste Disposal — 0.3%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	280,000	281,400
Oil Companies-Exploration & Production — 2.7%
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	25,000	25,438
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	175,000	164,937
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	230,000	215,625
Chaparral Energy, Inc. Company Guar. Senior Notes 8.88% due 02/01/17*	25,000	23,438
Chesapeake Energy Corp. Senior Notes 6.25% due 01/15/18	150,000	144,750
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	355,000	353,225
Chesapeake Energy Corp Company Guar. Notes 6.88% due 11/15/20	25,000	24,469
Dune Energy, Inc. Sec. Notes 10.50% due 06/01/12*	75,000	71,625
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	155,000	139,887
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14*	100,000	96,000
EXCO Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	15,000	14,925
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	200,000	195,500
Pemex Project Funding Master Trust Company Guar. Notes 6.63% due 06/15/35	1,070,000	1,102,609
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	75,000	73,875

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Sabine Pass LNG LP Company Guar. Senior Notes 7.25% due 11/30/13	$105,000	$103,425
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	185,000	182,225
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10	55,000	53,281
		2,985,234
Oil-Field Services — 0.1%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	120,000	120,900
Paper & Related Products — 0.4%
Bowater, Inc. Notes 6.50% due 06/15/13	120,000	87,600
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	170,000	155,125
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	125,000	121,875
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	65,000	62,887
		427,487
Physical Therapy/Rehabilation Centers — 0.0%
Psychiatric Solutions, Inc. Senior Sub. Notes 7.75% due 07/15/15	20,000	20,250
Physicians Practice Management — 0.1%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	120,000	123,900
Pipelines — 1.7%
Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	120,000	118,200
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	140,000	142,450
Dynegy Holdings, Inc. Senior Notes 8.75% due 02/15/12	165,000	170,363
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	110,000	110,550
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	175,000	177,188
El Paso Natural Gas Co. Debentures 8.63% due 01/15/22	165,000	191,586

Security Description	Principal Amount(13)	Value (Note 2)
Pipelines (continued)
MarkWest Energy Partners LP Senior Notes 6.88% due 11/01/14(14)	$135,000	$124,875
MarkWest Energy Partners LP Company Guar. Notes 8.50% due 07/15/16	55,000	54,175
NGC Corp Capital Trust 8.32% due 06/01/27	245,000	226,625
Tennessee Gas Pipeline Co. Debentures 7.00% due 10/15/28	110,000	111,968
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	415,000	451,312
		1,879,292
Poultry — 0.1%
Pilgrim's Pride Corp. Senior Sub. Notes 8.38% due 05/01/17	80,000	81,600
Printing-Commercial — 0.1%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	140,000	121,800
Publishing-Newspapers — 0.0%
Medianews Group, Inc. Senior Sub. Notes 6.88% due 10/01/13	25,000	19,000
Publishing-Periodicals — 0.2%
The Reader's Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	240,000	216,000
Real Estate Investment Trusts — 0.1%
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	80,000	79,800
Recycling — 0.5%
Aleris International, Inc. Senior Notes 9.00% due 12/15/14*	455,000	420,875
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	135,000	119,475
		540,350
Rental Auto/Equipment — 0.3%
Neff Corp Senior Notes 10.00% due 06/01/15	90,000	63,900
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	265,000	272,950
		336,850
Research & Development — 0.1%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	150,000	136,125

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Retail-Discount — 0.1%
Dollar General Corp. Senior Notes 10.63% due 07/15/15*	$75,000	$70,500
Retail-Drug Store — 0.3%
General Nutrition Centers, Inc. Senior Notes 10.01% due 03/15/14*(1)	40,000	38,400
Rite Aid Corp. Senior Notes 9.25% due 06/01/13	75,000	71,250
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17*	300,000	280,500
		390,150
Retail-Major Department Stores — 0.1%
Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	75,000	79,875
Retail-Petroleum Products — 0.2%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	200,000	195,000
Retail-Regional Department Stores — 0.1%
Neiman-Marcus Group, Inc. Company Guar. Notes 9.00% due 10/15/15	55,000	58,575
Retail-Restaurants — 0.2%
Dave & Buster's, Inc. Company Guar. Notes 11.25% due 03/15/14	60,000	60,600
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	135,000	122,850
		183,450
Rubber-Tires — 0.1%
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	105,000	91,350
Satellite Telecom — 0.2%
Intelsat Corp. Notes 6.38% due 01/15/08	200,000	199,750
Seismic Data Collection — 0.1%
Seitel, Inc. Senior Notes 9.75% due 02/15/14	85,000	80,325
Soap & Cleaning Preparation — 0.0%
JohnsonDiversey Holdings, Inc. Notes 10.67% due 05/15/13(6)	25,000	25,250
Special Purpose Entities — 1.1%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12(6)	35,000	31,150

Security Description	Principal Amount(13)	Value (Note 2)
Special Purpose Entities (continued)
CCM Merger, Inc. Notes 8.00% due 08/01/13*	$80,000	$78,000
CHR Intermediate Holding Corp. Senior Notes 12.87% due 06/01/13*(1)	25,000	25,438
Consolidated Communications Illinois/ Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	106,000	107,060
Hawker Beechcraft Acquisition Co. LLC/ Hawker Beechcraft Notes Co. Senior Sub. Notes 9.75% due 04/01/17*	60,000	61,350
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Company Guar. Notes 9.75% due 11/15/14	295,000	324,500
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14*	75,000	71,813
KAR Holdings, Inc. Senior Notes 9.36% due 05/01/14*(1)	105,000	100,537
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*	90,000	84,600
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12	92,000	97,520
MXEnergy Holdings, Inc. Company Guar. Notes 12.81% due 08/01/11(1)	100,000	92,500
PNA Intermediate Holding Corp. Senior Notes 12.56% due 02/15/13*(1)	30,000	29,400
Snoqualmie Entertainment Authority Sec. Notes 9.06% due 02/01/14*(1)	20,000	19,450
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	130,000	128,050
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	25,000	23,906
		1,275,274
Steel-Producer — 0.1%
Steel Dynamics, Inc. Senior Notes 6.75% due 04/01/15*	125,000	120,625
Storage/Warehousing — 0.2%
Mobile Mini, Inc. Notes 6.88% due 05/01/15	85,000	82,663
Mobile Services Group, Inc. Senior Notes 9.75% due 08/01/14*	180,000	180,000
		262,663

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Telecom Services — 0.4%
Insight Midwest LP Senior Notes 9.75% due 10/01/09	$13,000	$13,016
MasTec, Inc. Senior Notes 7.63% due 02/01/17	50,000	48,625
PAETEC Holding Corp. Senior Notes 9.50% due 07/15/15*	190,000	189,525
Qwest Corp. Senior Notes 7.50% due 10/01/14	240,000	249,600
		500,766
Telephone-Integrated — 0.9%
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 01/15/14	180,000	179,550
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	105,000	103,425
Citizens Communications Co. Senior Bonds 9.00% due 08/15/31	201,000	204,015
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	70,000	68,950
Qwest Capital Funding, Inc. Notes 7.25% due 02/15/11	125,000	125,625
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	370,000	374,625
		1,056,190
Television — 1.0%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	145,000	146,450
Bonten Media Acquisition Co. Company Guar. Notes 9.00% due 06/01/15*	40,000	35,800
ION Media Networks, Inc. Sec. Notes 8.61% due 01/15/12*(1)	90,000	89,550
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	245,000	238,262
Paxson Communication Corp. Senior Sec. Notes 11.61% due 01/15/13*(1)	375,000	382,500
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14	110,000	92,950
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	145,000	133,763
		1,119,275

Security Description	Principal Amount(13)	Value (Note 2)
Theaters — 0.5%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	$300,000	$285,750
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(6)	295,000	278,775
		564,525
Transactional Software — 0.2%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	220,000	211,750
Transport-Air Freight — 0.6%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	298,703	293,475
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	152,260	160,063
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20*	152,260	160,063
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	78,870	96,222
		709,823
Transport-Services — 0.1%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17*	40,000	40,800
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	45,000	43,200
		84,000
Transport-Truck — 0.1%
Saint Acquisition Corp. Sec. Notes 12.50% due 05/15/17*	60,000	40,200
Saint Acquisition Corp. Senior Sec. Notes 13.31% due 05/15/15*(1)	50,000	34,000
		74,200
Travel Services — 0.4%
Travelport LLC Company Guar. Notes 9.88% due 09/01/14	185,000	188,700
Travelport LLC Company Guar. Notes 10.25% due 09/01/14(1)	45,000	44,887
Travelport LLC Company Guar. Notes 11.88% due 09/01/16	210,000	219,976
		453,563
Total Corporate Bonds & Notes (cost $42,461,233)		42,134,523

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 7.3%
Banks-Commercial — 0.6%
Banco Mercantil del Norte SA Sub. Bonds 6.14% due 10/13/16*(1)	$50,000	$49,767
HSBK Europe BV Bank Guar. Notes 7.25% due 05/03/17*	100,000	90,643
Russian Agricultural Bank Bonds 6.30% due 05/15/17*	306,000	288,068
Russian Agricultural Bank Notes 7.18% due 05/16/13*	100,000	101,860
TuranAlem Finance BV Company Guar. Notes 8.25% due 01/22/37*	100,000	84,500
		614,838
Building & Construction-Misc. — 0.0%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	15,000	15,150
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 11.00% due 04/06/15	23,000	19,550
Cellular Telecom — 0.3%
True Move Co., Ltd. Company Guar. Notes 10.38% due 08/01/14*	100,000	99,953
True Move Co., Ltd. Company Guar. Notes 10.75% due 12/16/13*	210,000	212,016
		311,969
Computers-Memory Devices — 0.1%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	105,000	102,637
Containers-Metal/Glass — 0.3%
Vitro SAB de CV Senior Notes 9.13% due 02/01/17	350,000	343,875
Diversified Financial Services — 0.2%
TNK-BP Finance SA Bonds 7.50% due 07/18/16*	210,000	208,551
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	120,000	125,700
Diversified Minerals — 0.7%
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/21/36	793,000	817,002
Electronic Components-Misc. — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	100,000	93,250

Security Description	Principal Amount(13)		Value (Note 2)
Electronic Components-Semiconductors — 0.1%
Avago Technologies Finance Company Guar. Notes 10.38% due 12/01/13(14)		$85,000	$91,375
STATS ChipPAC, Ltd. Company Guar. Notes 6.75% due 11/15/11		30,000	30,075
			121,450
Food-Meat Products — 0.2%
JBS SA Company Guar. Bonds 9.38% due 02/07/11		100,000	102,750
JBS SA Senior Notes 10.50% due 08/04/16*		75,000	79,312
			182,062
Medical-Drugs — 1.2%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14		245,000	224,175
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 9.37% due 12/01/13(1)		145,000	148,625
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11		175,000	171,500
Elan Finance PLC Company Guar. Notes 8.88% due 12/01/13		85,000	83,512
Elan Finance PLC Company Guar. Notes 9.56% due 11/15/11(1)		730,000	724,525
			1,352,337
Metal-Diversified — 0.2%
Vale Overseas, Ltd. Company Guar. Notes 8.25% due 01/17/34		158,000	186,998
Multimedia — 0.1%
Corporacion Interamericana de Entetenimiento SA de CV Senior Notes 8.88% due 06/14/15*		35,000	34,388
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16*		75,000	71,531
			105,919
Oil Companies-Exploration & Production — 1.4%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13		165,000	159,225
Gaz Capital for Gazprom Notes 6.21% due 11/22/16*		50,000	49,560
OAO Gazprom Bonds 6.79% due 10/29/09	RUB	16,160,000	647,305
OAO Gazprom Bonds 6.95% due 08/06/09	RUB	5,670,000	227,544

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
OAO Gazprom Bonds 7.00% due 10/27/11	5,390,000	$215,604
OPTI Canada, Inc. Sec. Notes 7.88% due 12/15/14*	175,000	175,000
OPTI Canada, Inc. Company Guar. Notes 8.25% due 12/15/14*	80,000	80,600
Paramount Resources, Ltd. Senior Notes 8.50% due 01/31/13	110,000	112,200
		1,667,038
Oil Companies-Integrated — 0.3%
Petrozuata Finance, Inc. Company Guar. Bonds 8.22% due 04/01/17*	310,000	309,225
Paper & Related Products — 0.1%
Abitibi-Consolidated, Inc. Notes 5.25% due 06/20/08	20,000	19,100
Abitibi-Consolidated, Inc. Notes 6.00% due 06/20/13	40,000	28,000
Abitibi-Consolidated, Inc. Bonds 8.55% due 08/01/10	115,000	94,875
Bowater Canada Finance Corp. Company Guar. Notes 7.95% due 11/15/11	5,000	4,112
		146,087
Printing-Commercial — 0.1%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*	85,000	77,138
Satellite Telecom — 0.6%
Intelsat Bermuda, Ltd. Company Guar. Notes 8.89% due 01/15/15(1)	80,000	80,800
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16	195,000	208,894
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.25% due 02/01/15(6)	300,000	246,750
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13	110,000	83,600
Intelsat, Ltd. Senior Notes 7.63% due 04/15/12	65,000	55,575
		675,619
Semiconductor Equipment — 0.0%
MagnaChip Semiconductor SA Sec. Notes 6.88% due 12/15/11	25,000	20,375

Security Description	Principal Amount(13)		Value (Note 2)
Semiconductor Equipment (continued)
MagnaChip Semiconductor SA Sec. Notes 8.94% due 12/15/11(1)		$20,000	$17,000
			37,375
Special Purpose Entity — 0.1%
Hellas Telecommunications Luxembourg II Sub. Notes 11.11% due 01/15/15*(1)		150,000	145,125
Telecom Services — 0.2%
Globo Comunicacoes E Participacoes SA Bonds 7.25% due 04/26/22*		100,000	94,875
Telenet Group Holdings NV Notes 11.50% due 06/15/14(6)		177,000	175,230
			270,105
Telephone-Integrated — 0.1%
Axtel SA Senior Notes 7.63% due 02/01/17*		50,000	49,250
Axtel SA Company Guar. Senior Notes 11.00% due 12/15/13		40,000	43,340
			92,590
Transport-Marine — 0.1%
Navios Maritime Holdings, Inc. Senior Notes 9.50% due 12/15/14		60,000	61,875
Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14		55,000	52,594
			114,469
Transport-Rail — 0.1%
Grupo Transportacion Ferroviaria Mexicana SA de CV Senior Notes 9.38% due 05/01/12		30,000	31,425
Kansas City Southern de Mexico SA de CV Senior Notes 7.38% due 03/01/14*		25,000	24,438
			55,863
Total Foreign Corporate Bonds & Notes (cost $8,236,386)			8,191,922
FOREIGN GOVERNMENT AGENCIES — 6.8%
Sovereign — 6.8%
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/45	BRL	331,000	288,716
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/10	BRL	1,000	545
Brazil Nota do Tesouro Nacional Notes 10.00% due 07/01/10	BRL	1,779,000	970,432

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(13)		Value (Note 2)
FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Federal Republic of Brazil Bonds 8.00% due 01/15/18		$205,000	$228,780
Federal Republic of Brazil Bonds 8.25% due 01/20/34		200,000	251,900
Federal Republic of Brazil Bonds 8.75% due 02/04/25		20,000	25,600
Federal Republic of Brazil Bonds 11.00% due 08/17/40		45,000	60,188
Republic of Argentina Notes 5.25% due 12/31/38(6)		40,000	16,300
Republic of Argentina Notes 5.83% due 12/31/07(3)	ARS	404,337	156,754
Republic of Argentina Bonds 7.00% due 09/12/13		206,000	179,426
Republic of Argentina Bonds 8.13% due 04/21/08†(8)	EUR	205,000	94,966
Republic of Argentina Notes 9.25% due 07/20/04†(10)	EUR	125,000	58,464
Republic of Argentina Bonds 11.25% due 04/10/06†(10)	DEM	275,000	69,672
Republic of Colombia Bonds 7.38% due 09/18/37		432,000	475,200
Republic of Colombia Bonds 10.38% due 01/28/33		8,000	11,740
Republic of Ecuador Bonds 10.00% due 08/15/30(6)		250,000	225,000
Republic of Indonesia Bonds 9.75% due 05/15/37	IDR	990,000,000	106,155
Republic of Indonesia Bonds 10.25% due 07/15/22	IDR	1,309,000,000	149,170
Republic of Indonesia Bonds 10.25% due 07/15/27	IDR	851,000,000	96,086
Republic of Indonesia Bonds 11.00% due 09/15/25	IDR	764,000,000	91,804
Republic of Panama Bonds 6.70% due 01/26/36		167,000	171,592
Republic of Panama Bonds 9.38% due 04/01/29		125,000	167,500

Security Description	Principal Amount(13)	Value (Note 2)
Sovereign (continued)
Republic of Peru Bonds 7.35% due 07/21/25	$85,000	$97,113
Republic of Turkey Notes 6.88% due 03/17/36	772,000	736,295
Republic of Turkey Notes 7.00% due 06/05/20	100,000	100,505
Republic of Turkey Notes 7.38% due 02/05/25	140,000	145,075
Republic of Turkey Bonds 11.88% due 01/15/30	225,000	349,312
Republic of Venezuela Bonds 5.75% due 02/26/16	630,000	532,350
Republic of Venezuela Bonds 7.65% due 04/21/25	100,000	89,500
Republic of Venezuela Bonds 8.50% due 10/08/14	113,000	113,283
Republic of Venezuela Bonds 9.38% due 01/13/34	308,000	321,090
Republic of Venezuela Notes 10.75% due 09/19/13	45,000	49,725
Russian Federation Bonds 7.50% due 03/31/30(6)	306,460	345,656
Russian Federation Notes 12.75% due 06/24/28	135,000	240,637
United Mexican States Notes 6.75% due 09/27/34	515,000	560,062
United Mexican States Bonds 11.38% due 09/15/16	45,000	63,383
Total Foreign Government Agencies (cost $7,589,730)		7,639,976
LOANS — 0.1%
Diversified Financial Services — 0.1%
Wind Acquisition Holdings Finance S.A. 12.61% due 12/21/11(4)(5)(15)(16) (cost $104,461)	103,187	103,875
U.S. GOVERNMENT AGENCIES — 34.1%
Federal Home Loan Mtg. Corp. — 12.2%
4.50% due 11/01/19	336,614	324,324
5.00% due 06/01/19	66,232	65,039
5.00% due 09/01/19	169,787	166,730
5.00% due 08/01/20	678,935	665,678
5.00% due 07/01/35	294,473	281,360
5.00% due October TBA	1,550,000	1,478,313

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
5.50% due 07/01/35	$240,950	$236,226
5.50% due 09/01/35	502,296	492,446
5.50% due October TBA	3,700,000	3,622,529
6.00% due 01/01/34	320,421	321,495
6.00% due 08/01/35	399,524	400,321
6.00% due October TBA	150,000	151,875
6.00% due October TBA	2,350,000	2,352,204
6.50% due October TBA	1,550,000	1,577,609
Federal Home Loan Mtg. Corp.
REMIC Series 2942, Class TF 6.10% due 03/15/35(2)	180,342	178,936
		12,315,085
Federal National Mtg. Assoc. — 21.8%
4.36% due 02/01/34(1)	47,701	47,360
4.50% due 06/01/19	714,255	688,392
4.60% due 12/01/34(1)	98,602	98,202
5.00% due 01/01/20	74,159	72,825
5.00% due 04/01/20	34,442	33,769
5.00% due 06/01/34	672,594	643,274
5.00% due 04/01/35	700,183	668,982
5.00% due 08/01/35	276,199	263,892
5.00% due 09/01/35	1,038,062	991,805
5.00% due 05/01/37	839,906	801,163
5.00% due 06/01/37	1,279,830	1,220,795
5.50% due 09/01/19	59,284	59,276
5.50% due 02/01/35	558,538	547,743
5.50% due 03/01/35	481,877	472,564
5.50% due 06/01/35	123,516	121,129
5.50% due 07/01/35	285,149	279,638
5.50% due 08/01/35	444,978	436,743
5.50% due 09/01/35	242,020	237,343
5.50% due 11/01/35	1,771,406	1,737,173
5.50% due 02/01/36	451,832	442,647
5.50% due 03/01/36	260,183	255,154
5.50% due 08/01/37	996,696	976,261
5.50% due October TBA	1,000,000	979,375
5.50% due October TBA	400,000	399,000
6.00% due 09/01/32	81,516	82,224
6.00% due 10/01/34	322,669	323,850
6.00% due 08/01/35	432,528	434,215
6.00% due 11/01/35	160,709	161,086
6.00% due 01/01/36	408,232	409,191
6.00% due 03/01/36	284,118	284,591
6.00% due 05/01/36	280,406	280,872
6.00% due October TBA	2,900,000	2,908,155
6.00% due October TBA	5,400,000	5,406,750
6.50% due 10/20/34	94,156	96,163
6.50% due October TBA	1,375,000	1,399,922
7.50% due 02/01/30	200,471	210,140
Federal National Mtg. Assoc.
REMIC Series 2007-1, Class NF 5.38% due 02/25/37(1)(2)	759,292	750,453
Federal National Mtg. Assoc.
REMIC Series 2005-58, Class FC 5.38% due 07/25/35(1)(2)	704,625	700,188
		25,922,305

Security Description	Shares/ Principal Amount(13)		Value (Note 2)
Government National Mtg. Assoc. — 0.1%
6.00% due 02/20/35		$115,283	$115,890
Total U.S. Government Agencies (cost $38,446,174)			38,353,280
COMMON STOCK — 0.2%
Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc.†		38	79
Oil-Field Services — 0.2%
Trico Marine Services, Inc.†		6,481	193,134
Total Common Stock (cost $170,444)			193,213
PREFERRED STOCK — 0.4%
Oil Companies-Exploration & Production — 0.4%
EXCO Resources, Inc. Convertible 7.00%, Series A-1(5)(11)		30	342,000
Transmeridian Exploration, Inc. 15.00%(11)		596	48,872
Total Preferred Stock (cost $354,972)			390,872
Total Long-Term Investment Securities (cost $114,726,327)			113,909,335
SHORT-TERM INVESTMENT SECURITIES — 16.1%
Foreign Government Agencies — 7.8%
Bank Negara Malaysia Monetary Notes 3.57% due 02/14/08	MYR	770,000	226,063
World Bank Discount Notes 3.22% due 10/17/07		8,500,000	8,482,889
UBS Luxembourg S.A. 8.25% due 05/23/16		100,000	102,500
			8,811,452
Foreign Treasuries — 0.8%
Bank Negara Malaysia Monetary Notes Treasury Bills 3.39% due 12/06/07 . . . . . .	MYR	605,000	176,464
Bank Negara Malaysia Monetary Notes Treasury Bills 3.39% due 12/13/07	MYR	97,000	28,264
Bank Negara Malaysia Monetary Notes Treasury Bills 3.39% due 12/21/07	MYR	46,000	13,393
Egyptian Treasury Bills 8.89% due 10/30/07 . . . . . .	EGP	3,150,000	559,776
Egyptian Treasury Bills 8.90% due 10/30/07 . . . . . .	EGP	550,000	97,738
			875,635
Time Deposits — 7.5%
Euro Time Deposit with State Street Bank & Trust Co. 2.40% due 10/01/07		8,327,000	8,327,000
Euro Time Deposit with State Street Bank & Trust Co. 1.40% due 10/01/07		164,000	164,000
			8,491,000

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

Security Description	Principal Amount/ Shares(13)	Value (Note 2)
U.S. Government Treasuries — 0.0%
United States Treasury Bills 2.05% due 11/23/07(17)	$25,000	$24,869
Total Short-Term Investment Securities (cost $18,183,825)		18,202,956
TOTAL INVESTMENTS (cost $132,910,152)(12)	117.5%	132,112,291
Liabilities in excess of other assets	(17.5)	(19,687,948)
NET ASSETS	100.0%	$112,424,343
BONDS & NOTES SOLD SHORT — (2.6%)
	U.S. Government Agencies — (2.6%)
Federal National Mtg. Assoc. 6.00% due October TBA (Proceeds $(2,922,656))	(2,900,000)	$(2,908,155)

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2007, the aggregate value of these securities was $15,648,727 representing 13.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2007.

(2)  Collateralized Mortgage Obligation

(3)  Variable Rate Security - the rate reflected is as of September 30, 2007, maturity date reflects the stated maturity date.

(4)  Illiquid Security

(5)  To the extent permitted by the Statement of Additional Information, the Strategic Fixed Income Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2007, the Strategic Fixed Income Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Exco Resources, Inc. 7.00% Series A-1 Preferred Stock	3/29/07	30	$300,000	$342,000	$11,400	0.31%
ICO North America, Inc. 7.50% due 08/15/09	8/11/05	25,000	25,000	24,250	97	0.02%
Southern Energy, Inc. 7.90% due 07/15/09	1/10/05	175,000	0	0	0	0.00%
Wind Acquisition Holdings Finance S.A. 12.61% due 12/21/11	6/21/07	103,187	104,461	103,875	101	0.09%
				$470,125		0.42%

(6)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(7)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(8)  Bond in default

(9)  Company has filed Chapter 11 bankruptcy protection.

(10)  Bond is in default and did not pay principal at maturity.

(11)  Fair valued security; see Note 2.

(12)  See Note 4 for cost of investments on a tax basis.

(13)  Denominated in United States dollars unless otherwise indicated.

(14)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2007.

(15)  The Portfolio invests in Senior Loans which generally pay interest rates which are periodically re-determined by reference to a lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(16)  Senior Loans in the Fund's Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(17)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ARS — Argentine Peso

BRL — Brazilian Real

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

DEM — German Mark

EGP — Egyptian Pound

EUR — Euro Dollar

MYR — Malaysian Ringgit

RUB — Russian Rubel

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

ContractsNumber of		Description	Expiration Date	Value at Trade Date	Value as of September 30, 2007	Unrealized Appreciation (Depreciation)
7	Short	U.S. Treasury 20 Year Bonds	December 2007	$778,984	$779,406	$(422)
5	Long	U.S. Treasury 10 Year Notes	December 2007	546,250	546,406	156
5	Short	U.S. Treasury 5 Year Notes	December 2007	534,141	535,156	(1,015)
						$(1,281)

See Notes to Financials Statements

Seasons Series Trust Cash Management Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited)

Industry Allocation*
Securities Holding Companies	28.5%
Multi-Asset	24.3
Trade Receivables	22.4
Structured Investment Vehicles	10.7
Auto	3.8
Banks	3.4
Foreign Mortgages	2.5
Finance	2.0
U.S. Municipal Bonds & Notes	1.7
Investment Banker/Broker	0.7
100.0%

Weighted average days to maturity — 35 days

Credit Quality#†
AAA	6.9%
A-1+	47.8
AA/A-1+	1.7
A-1	35.3
AA-	4.1
A-2	2.0
Not rated@	2.2
100.0%

*  Calculated as a percentage of net assets.

#  Calculated as a percentage of total debt issues, including short term securities.

†  Source: Standard and Poors

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 100.0%
Asset-Backed Commercial Paper — 87.3%
Amstel Funding Corp 5.18% due 11/19/07*	$2,500,000	$2,482,374
Amstel Funding Corp 6.20% due 12/06/07*	2,500,000	2,474,675
Amsterdam Funding Corp. 5.25% due 10/05/07*	4,500,000	4,497,375
Axon Financial Funding LLC 5.19% due 10/18/07*(8)	4,500,000	4,488,971
Cancara Asset Securitisation LLC 6.17% due 12/14/07*	4,500,000	4,449,195
Chariot Funding LLC 6.10% due 11/01/07*	4,000,000	3,978,989
CRC Funding LLC 5.29% due 11/15/07*	5,000,000	4,966,937
Crown Point Capital Co. 6.38% due 11/16/07*	4,000,000	3,967,417
Deer Vallyy Funding LLC 5.32% due 10/02/07*	2,500,000	2,499,631
Fairway Finance Corp. 6.25% due 11/09/07*	4,500,000	4,469,531
Falcon Asset Securitization Corp. 6.10% due 11/01/07*	4,000,000	3,978,989
Lexington Parker Capital 6.07% due 11/13/07*	2,000,000	1,985,499
Lexington Parker Capital 6.20% due 11/05/07*	4,000,000	3,975,889
Monument Gardens Funding LLC 5.50% due 10/01/07*	5,143,000	5,143,000
New Center Asset Trust 6.30% due 11/27/07*	4,500,000	4,455,113
North Sea Funding Europe B V 6.25% due 11/15/07*	3,550,000	3,522,266
North Sea Funding LLC 5.75% due 10/01/07*	2,000,000	2,000,000
Old Line Funding LLC 6.00% due 11/20/07*	5,000,000	4,958,333
Ormond Quay Funding LLC 5.78% due 11/08/07*	5,000,000	4,999,380
Ottimo Funding, Ltd. 5.38% due 10/05/07*(4)(5)(6)	2,445,605	2,281,226
Rams Funding Three LLC 5.39% due 02/11/08*(4)	2,861,552	2,861,352
Scaldis Capital LLC 6.15% due 12/14/07*	4,500,000	4,449,105
Sheffield Receivables Corp. 6.10% due 11/16/07*	4,000,000	3,968,822
Solitaire Funding LLC 6.00% due 11/26/07*	5,000,000	4,953,333
Surrey Funding Corp. 5.75% due 10/01/07*	5,000,000	5,000,000
Victory Receivable Corp. 5.35% due 10/01/07*	4,646,000	4,646,000
Total Asset-Backed Commercial Paper (cost $101,602,631)		101,453,402
Medium Term Notes — 11.0%
Asscher Finance Corp. Notes 5.50% due 07/16/08(8)	803,000	803,401

Security Description	Principal Amount	Value (Note 2)
Medium Term Notes (continued)
Cheyne Finance LLC Notes 5.32% due 10/25/07*(1)(4)(5)(7)(8)	$1,000,000	$986,477
Cheyne Finance LLC Notes 5.32% due 01/25/08*(1)(4)(5)(7)(8)	1,500,000	1,464,345
Cullinan Finance Corp. Notes 4.82% due 03/25/08*(1)(8)	2,000,000	2,000,000
JP Morgan Chase Co. Notes 5.80% due 01/11/08(1)	4,000,000	3,998,080
Merrill Lynch & Co., Inc. Senior Notes 5.75% due 04/18/08(1)	750,000	749,873
Sedna Finance, Inc. Notes 4.83% due 12/07/07*(1)(8)	1,000,000	999,700
Sigma Finance, Inc. Notes 4.87% due 11/21/07*(1)(8)	500,000	500,019
Whistlejacket Capital, Ltd. Notes 4.82% due 11/21/07*(1)(8)	1,000,000	999,986
Whistlejacket Capital, Ltd. Notes 4.82% due 11/28/07*(1)(8)	250,000	249,938
Total Medium Term Notes (cost $12,802,581)		12,751,819
U.S. Municipal Bonds & Notes — 1.7%
Texas State Veterans Housing (LOC - Dexia Credit Local) 5.15% due 10/03/07 (cost $2,000,231)	2,000,000	2,000,000
Total Short-Term Investment Securities (cost $116,405,443)		116,205,221
TOTAL INVESTMENTS (cost $116,405,443)(3)	100.0%	116,205,221
Other assets less liabilities	0.0	5,813
NET ASSETS	100.0%	$116,211,034

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2007, the aggregate value of these securities was $109,457,268 representing 94.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2007.

(2)  Variable Rate Security - the rate reflected is as of September 30, 2007, maturity date reflects next reset date.

(3)  See Note 4 for cost of investments on a tax basis.

(4)  Illiquid Security

(5)  Fair valued security; see Note 2

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited) (continued)

(6)  On August 9, 2007, Ottimo Funding, Lt. ("Ottimo") failed to satisfy certain financial tests related to the market value of its underlying collateral. As a result of this failure, a default occurred on August 15, 2007 and the Ottimo securities became immediately due and payable. In November of 2007, the Portfolio exchanged its ownership interest in the Ottimo securities for notes issued by Issuer Entity, LLC in a principal amount equal to that of the Portfolio's interest in the Ottimo securities.

(7)  On August 28, 2007, mark to market losses experienced in the investment portfolio of Cheyne Finance PLC ("Cheyne"), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the "Notes") held by the Seasons Series Trust Cash Management Portfolio, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the "Receiver"). On October 17, 2007, the Receiver determined that Cheyne is, or is about to become, unable to pay its debts as they fall due and that an insolvency event occurred. As a result of this determination, the Cheyne Notes became immediately due and payable and are in default as a result of non-payment. These events, which are based on published reports, materially adversely affect the ability of Cheyne Finance LLC to make interest and principal payments due on the Notes. According to additional public reports available as of November 16, 2007, the Receiver is in the process of negotiating a refinancing of Cheyne or a sale of its assets, however, there can be no assurance that such a transaction will be consummated. Any such transaction may impact the nature and amount of principal and interest payable to the Seasons Series Trust Cash Management Portfolio.

(8)  Structured Investment Vehicle

LOC — Letter of Credit

See Notes to Financials Statements

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited)

Industry Allocation*
Computers	12.2%
Medical-Biomedical/Gene	8.1
Retail-Restaurants	8.1
Medical Instruments	5.9
Repurchase Agreements	5.8
Agricultural Operations	5.5
Aerospace/Defense	5.3
Data Processing/Management	5.3
Casino Hotels	4.8
Web Portals/ISP	4.4
Oil-Field Services	4.1
Retail-Apparel/Shoe	3.9
Telephone-Integrated	3.0
Decision Support Software	2.9
Medical-HMO	2.9
Physical Therapy/Rehabilation Centers	2.8
E-Commerce/Products	2.6
X-Ray Equipment	2.4
Retail-Regional Department Stores	2.1
Finance-Investment Banker/Broker	1.9
Oil Companies-Integrated	1.8
Commercial Services	1.3
Commercial Paper	1.0
U.S. Government Treasuries	0.2
98.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 91.3%
Aerospace/Defense — 5.3%
General Dynamics Corp.	50,015	$4,224,767
Lockheed Martin Corp.	29,646	3,216,295
		7,441,062
Agricultural Operations — 5.5%
Bunge, Ltd.	71,330	7,664,408
Casino Hotel — 4.8%
Las Vegas Sands Corp.†	50,208	6,698,751
Commercial Services — 1.3%
AerCap Holdings NV†	73,400	1,826,926
Computers — 12.2%
Apple, Inc.†	85,844	13,180,488
Hewlett-Packard Co.	77,496	3,858,526
		17,039,014
Data Processing/Management — 5.3%
Fiserv, Inc.†	74,900	3,809,414
MoneyGram International, Inc.	156,400	3,533,076
		7,342,490
Decision Support Software — 2.9%
Cognos, Inc.†	97,400	4,045,022
E-Commerce/Products — 2.6%
NutriSystem, Inc.†	77,500	3,633,975
Finance-Investment Banker/Broker — 1.9%
MF Global, Ltd.†	90,100	2,612,900
Medical Instruments — 5.9%
Intuitive Surgical, Inc.†	35,635	8,196,050
Medical-Biomedical/Gene — 8.1%
Celgene Corp.†	102,928	7,339,796
Genentech, Inc.†	50,322	3,926,122
		11,265,918
Medical-HMO — 2.9%
UnitedHealth Group, Inc.	84,612	4,097,759
Oil Companies-Integrated — 1.8%
Marathon Oil Corp.	44,010	2,509,450
Oil-Field Services — 4.1%
Schlumberger, Ltd.	55,057	5,780,985
Physical Therapy/Rehabilation Centers — 2.8%
Psychiatric Solutions, Inc.†	100,200	3,935,856
Retail-Apparel/Shoe — 3.9%
Abercrombie & Fitch Co., Class A	67,210	5,423,847
Retail-Regional Department Stores — 2.1%
Kohl's Corp.†	52,500	3,009,825
Retail-Restaurants — 8.1%
Chipotle Mexican Grill, Inc., Class A†	58,405	6,899,383
McDonald's Corp.	80,496	4,384,617
		11,284,000
Telephone-Integrated — 3.0%
AT&T, Inc.	98,516	4,168,212
Web Portals/ISP — 4.4%
Google, Inc., Class A†	10,780	6,115,172

Security Description	Shares/ Principal Amount	Value (Note 2)
X-Ray Equipment — 2.4%
Hologic, Inc.†	54,100	$3,300,100
Total Long-Term Investment Securities (cost $86,808,340)		127,391,722
SHORT-TERM INVESTMENT SECURITIES — 1.2%
Commercial Paper — 1.0%
Giro Balanced Funding Corp. 5.90% due 10/01/07	$1,400,000	1,400,000
U.S. Government Treasuries — 0.2%
United States Treasury Bills 3.55% due 01/03/08	76,000	75,249
3.65% due 01/10/08	130,000	128,631
3.75% due 01/31/08	53,000	52,315
3.80% due 02/07/08	50,000	49,306
		305,501
Total Short-Term Investment Securities (cost $1,705,610)		1,705,501
REPURCHASE AGREEMENTS — 5.8%
Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 09/28/07, to be repurchased 10/01/07 in the amount of $1,902,396 and collateralized by $1,985,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 5.20%, due 03/05/19 and having an approximate value of $1,942,279	1,902,000	1,902,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	6,138,000	6,138,000
Total Repurchase Agreements (cost $8,040,000)		8,040,000
TOTAL INVESTMENTS (cost $96,553,950)(2)	98.3%	137,137,223
Other assets less liabilities	1.7	2,384,173
NET ASSETS	100.0%	$139,521,396

†  Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreements.

(2)  See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

Seasons Series Trust Focus TechNet Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited)

Industry Allocation*
Computers	14.7%
Web Portals/ISP	14.0
Wireless Equipment	8.9
E-Commerce/Services	5.9
Networking Products	5.6
Web Hosting/Design	5.4
Electronic Components-Semiconductors	4.7
Energy-Alternate Sources	4.2
Repurchase Agreements	3.9
Computers-Memory Devices	3.6
Entertainment Software	3.1
Internet Content-Entertainment	3.0
Batteries/Battery Systems	2.9
Cable TV	2.9
Computers-Integrated Systems	2.9
Computer Aided Design	2.6
Enterprise Software/Service	2.6
Finance-Other Services	2.6
Applications Software	2.4
Decision Support Software	2.3
Finance-Investment Banker/Broker	2.1
100.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus TechNet Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 96.4%
Applications Software — 2.4%
Microsoft Corp.	37,900	$1,116,534
Batteries/Battery Systems — 2.9%
Energy Conversion Devices, Inc.†	55,845	1,268,798
Cable TV — 2.9%
Comcast Corp., Class A†	52,750	1,263,890
Computer Aided Design — 2.6%
Autodesk, Inc.†	23,200	1,159,304
Computers — 14.7%
Apple, Inc.†	22,190	3,407,053
Hewlett-Packard Co.	24,600	1,224,834
Research In Motion, Ltd.†	19,104	1,882,699
		6,514,586
Computers-Integrated Systems — 2.9%
Riverbed Technology, Inc.†	31,270	1,262,995
Computers-Memory Devices — 3.6%
SanDisk Corp.†	28,865	1,590,462
Decision Support Software — 2.3%
Cognos, Inc.†	24,900	1,034,097
E-Commerce/Services — 5.9%
eBay, Inc.†	41,365	1,614,062
Move, Inc.†	367,530	1,014,383
		2,628,445
Electronic Components-Semiconductors — 4.7%
Intel Corp.	34,500	892,170
Texas Instruments, Inc.	32,400	1,185,516
		2,077,686
Energy-Alternate Sources — 4.2%
Suntech Power Holdings Co., Ltd. ADR†	47,015	1,875,898
Enterprise Software/Service — 2.6%
Oracle Corp.†	53,600	1,160,440
Entertainment Software — 3.1%
Electronic Arts, Inc.†	24,650	1,380,154
Finance-Investment Banker/Broker — 2.1%
The Charles Schwab Corp.	43,600	941,760
Finance-Other Services — 2.6%
CME Group, Inc.	1,955	1,148,269
Internet Content-Entertainment — 3.0%
Perfect World Co., Ltd. ADR†	48,210	1,316,615
Networking Products — 5.6%
Cisco Systems, Inc.†	36,200	1,198,582
Foundry Networks, Inc.†	72,078	1,280,826
		2,479,408
Web Hosting/Design — 5.4%
Equinix, Inc.†	26,805	2,377,335
Web Portals/ISP — 14.0%
Google, Inc., Class A†	8,760	4,969,285
SINA Corp.†	26,230	1,255,106
		6,224,391

Security Description	Shares/ Principal Amount	Value (Note 2)
Wireless Equipment — 8.9%
American Tower Corp., Class A†	51,410	$2,238,392
Nokia Oyj ADR	44,924	1,703,967
		3,942,359
Total Long-Term Investment Securities (cost $34,974,846)		42,763,426
REPURCHASE AGREEMENTS — 3.9%
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	$246,000	246,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 09/28/07, to be repurchased 10/01/07 in the amount of $1,467,306 and collateralized by $1,530,000 of Federal Home Loan Mtg. Corp. Disc. Bonds, bearing interest at 2.00%, due 03/05/19 and having an approximate value of $1,497,071	1,467,000	1,467,000
Total Repurchase Agreements (cost $1,713,000)		1,713,000
TOTAL INVESTMENTS (cost $36,687,846)(1)	100.3%	44,476,426
Liabilities in excess of other assets	(0.3)	(154,517)
NET ASSETS	100.0%	$44,321,909

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

(2)  See Note 2 for details of Joint Repurchase Agreements

ADR — American Depository Receipt

See Notes to Financials Statements

Seasons Series Trust Focus Growth and Income Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited)

Industry Allocation*
Telephone-Integrated	10.5%
Casino Hotels	8.6
Computers	8.5
Wireless Equipment	7.0
Cable TV	6.3
Finance-Investment Banker/Broker	5.6
Oil Companies-Integrated	5.2
Medical-HMO	4.7
Aerospace/Defense	4.5
Oil-Field Services	4.1
Metal-Diversified	3.8
Medical Information Systems	3.7
Repurchase Agreements	3.7
Time Deposits	3.4
Medical Products	3.1
Retail-Restaurants	3.1
Applications Software	2.9
Medical-Biomedical/Gene	2.8
Banks-Super Regional	2.6
Diversified Manufacturing Operations	2.2
Finance-Credit Card	1.6
U.S. Government Treasuries	0.6
98.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 90.8%
Aerospace/Defense — 4.5%
General Dynamics Corp.	26,240	$2,216,493
Lockheed Martin Corp.	18,985	2,059,682
		4,276,175
Applications Software — 2.9%
Microsoft Corp.	93,900	2,766,294
Banks-Super Regional — 2.6%
Bank of America Corp.	50,000	2,513,500
Cable TV — 6.3%
Comcast Corp., Class A†	103,500	2,502,630
Comcast Corp., Special Class A†	144,300	3,457,428
		5,960,058
Casino Hotel — 8.6%
Las Vegas Sands Corp.†	60,687	8,096,860
Computers — 8.5%
Apple, Inc.†	17,903	2,748,827
Dell, Inc.†	98,700	2,724,120
Hewlett-Packard Co.	51,589	2,568,616
		8,041,563
Diversified Manufacturing Operations — 2.2%
General Electric Co.	49,400	2,045,160
Finance-Credit Card — 1.6%
American Express Co.	25,000	1,484,250
Finance-Investment Banker/Broker — 5.6%
Citigroup, Inc.	59,000	2,753,530
Merrill Lynch & Co., Inc.	35,600	2,537,568
		5,291,098
Medical Information Systems — 3.7%
Eclipsys Corp.†	149,600	3,488,672
Medical Products — 3.1%
Johnson & Johnson	44,320	2,911,824
Medical-Biomedical/Gene — 2.8%
Genentech, Inc.†	33,883	2,643,552
Medical-HMO — 4.7%
UnitedHealth Group, Inc.	56,036	2,713,823
WellPoint, Inc.†	21,600	1,704,672
		4,418,495
Metal-Diversified — 3.8%
Freeport-McMoRan Copper & Gold, Inc.	34,600	3,629,194
Oil Companies-Integrated — 5.2%
Exxon Mobil Corp.	53,300	4,933,448
Oil-Field Services — 4.1%
Schlumberger, Ltd.	36,951	3,879,855
Retail-Restaurants — 3.1%
McDonald's Corp.	53,477	2,912,892
Telephone-Integrated — 10.5%
AT&T, Inc.	133,112	5,631,969
Level 3 Communications, Inc.†	917,200	4,264,980
		9,896,949

Security Description	Shares/ Principal Amount	Value (Note 2)
Wireless Equipment — 7.0%
Crown Castle International Corp.†	90,100	$3,660,763
Motorola, Inc.	158,000	2,927,740
		6,588,503
Total Long-Term Investment Securities (cost $72,459,187)		85,778,342
SHORT-TERM INVESTMENT SECURITIES — 4.0%
Time Deposit — 3.4%
Euro Time Deposit with State Street Bank & Trust Co. 2.40% due 10/01/07	$3,213,000	3,213,000
U.S. Government Treasuries — 0.6%
United States Treasury Bill 3.36% due 11/01/07	233,000	232,348
3.55% due 01/03/08	94,000	93,071
3.65% due 01/10/08	160,000	158,315
3.75% due 01/31/08	65,000	64,160
3.80% due 02/07/08	62,000	61,140
		609,034
Total Short-Term Investment Securities (cost $3,822,168)		3,822,034
REPURCHASE AGREEMENTS — 3.7%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	1,560,000	1,560,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 09/28/07, to be collateralized by $1,970,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 5.20%, due 03/05/19 and having an appoximate value of $1,927,602	1,888,000	1,888,000
Total Repurchase Agreements (cost $3,448,000)		3,448,000
TOTAL INVESTMENTS (cost $79,729,355)(2)	98.5%	93,048,376
Other assets less liabilities	1.5	1,448,431
NET ASSETS	100.0%	$94,496,807

†  Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreements.

(2)  See Note 4 for cost of investments on a tax basis.

See Notes to Financials Statements

Seasons Series Trust Focus Value Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited)

Industry Allocation*
Repurchase Agreements	8.6%
Oil Companies-Exploration & Production	8.0
Publishing-Newspapers	7.7
Telephone-Integrated	5.9
Real Estate Operations & Development	5.7
Diversified Operations	4.4
Banks-Super Regional	4.3
Steel-Producers	4.2
Retail-Building Products	3.9
Broadcast Services/Program	3.8
Medical-Drugs	3.7
Banks-Fiduciary	3.4
Insurance-Property/Casualty	3.4
Transport-Marine	3.4
Finance-Investment Banker/Broker	3.3
Retail-Auto Parts	3.3
Electronic Components-Misc.	3.1
Insurance-Life/Health	3.0
Commercial Services-Finance	2.9
Photo Equipment & Supplies	2.7
Semiconductors Components-Intergrated Circuits	2.7
Cellular Telecom	2.4
Chemicals-Diversified	1.7
Finance-Mortgage Loan/Banker	1.4
Insurance-Multi-line	1.4
Machinery-Farming	1.4
99.7%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 91.1%
Banks-Fiduciary — 3.4%
The Bank of New York Mellon Corp.	148,015	$6,533,382
Banks-Super Regional — 4.3%
Wachovia Corp.	161,502	8,099,325
Broadcast Services/Program — 3.8%
Clear Channel Communications, Inc.	195,000	7,300,800
Cellular Telecom — 2.4%
NTT DoCoMo, Inc. ADR	315,000	4,485,600
Chemicals-Diversified — 1.7%
The Dow Chemical Co.	76,500	3,294,090
Commercial Services-Finance — 2.9%
H&R Block, Inc.	262,000	5,549,160
Diversified Operations — 4.4%
Hutchison Whampoa, Ltd.	770,600	8,252,340
Electronic Components-Misc. — 3.1%
AVX Corp.	359,874	5,793,971
Finance-Investment Banker/Broker — 3.3%
Citigroup, Inc.	69,000	3,220,230
The Charles Schwab Corp.	140,634	3,037,694
		6,257,924
Finance-Mortgage Loan/Banker — 1.4%
Countrywide Financial Corp.	140,000	2,661,400
Insurance-Life/Health — 3.0%
Power Corp Of Canada	143,500	5,750,676
Insurance-Multi-line — 1.4%
Assurant, Inc.	50,000	2,675,000
Insurance-Property/Casualty — 3.4%
ProAssurance Corp.†	121,100	6,523,657
Machinery-Farming — 1.4%
Alamo Group, Inc.	109,495	2,692,482
Medical-Drugs — 3.7%
Pfizer, Inc.	284,000	6,938,120
Oil Companies-Exploration & Production — 8.0%
Devon Energy Corp.	102,600	8,536,320
EnCana Corp.	108,303	6,698,541
		15,234,861
Photo Equipment & Supplies — 2.7%
Eastman Kodak Co.	194,000	5,191,440
Publishing-Newspapers — 7.7%
Gannett Co., Inc.	70,000	3,059,000
The New York Times Co., Class A	302,000	5,967,520
The Washington Post Co., Class B	7,000	5,619,600
		14,646,120
Real Estate Operations & Development — 5.7%
Forest City Enterprises, Inc., Class A	72,373	3,992,095
Hang Lung Group, Ltd.	265,000	1,515,240
Hang Lung Properties, Ltd.	1,184,000	5,300,231
		10,807,566
Retail-Auto Parts — 3.3%
AutoZone, Inc.†	53,300	6,190,262
Retail-Building Products — 3.9%
Home Depot, Inc.	230,000	7,461,200

Security Description	Shares/ Principal Amount	Value (Note 2)
Semiconductors Components-Intergrated Circuits — 2.7%
Linear Technology Corp.	146,357	$5,121,032
Steel-Producer — 4.2%
POSCO ADR	44,200	7,901,634
Telephone-Integrated — 5.9%
Deutsche Telekom AG ADR	297,000	5,830,110
Windstream Corp.	376,099	5,310,518
		11,140,628
Transport-Marine — 3.4%
Teekay Corp.	108,800	6,398,528
Total Long-Term Investment Securities (cost $146,818,475)		172,901,198
REPURCHASE AGREEMENTS — 8.6%
Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 09/28/07, to be repurchased 10/01/07 in the amount of $9,288,935 and collateralized by $9,635,000 of United States Treasury Bills, bearing interest at 4.04%, due 02/28/08 and having an approximate value of $9,476,023	$9,287,000	9,287,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 09/28/07, to be repurchased 10/01/07 in the amount of $3,710,773 and collateralized by $3,850,000 of United States Treasury Bills, bearing interest at 3.85%, due 02/28/08 and having an approximate value of $3,786,475	3,710,000	3,710,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 09/28/07, to be repurchased 10/01/07 in the amount of $3,286,685 and collateralized by $3,420,000 of United States Treasury Bills, bearing interest at 4.05%, due 03/13/08 and having an approximate value of $3,355,875	3,286,000	3,286,000
Total Repurchase Agreements (cost $16,283,000)		16,283,000
TOTAL INVESTMENTS (cost $163,101,475)(1)	99.7%	189,184,198
Other assets less liabilities	0.3	599,099
NET ASSETS	100.0%	$189,783,297

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

See Notes to Financials Statements

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	68.9%
International Equity Investment Company	28.3
Fixed Income Investment Companies	2.9
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 68.9%
Seasons Series Trust Focus Growth Portfolio, Class 3†	730,960	$7,837,651
Seasons Series Trust Focus Value Portfolio, Class 3	550,842	10,669,200
Seasons Series Trust Large Cap Growth Portfolio, Class 3†	3,363,170	37,205,082
Seasons Series Trust Large Cap Value Portfolio, Class 3	2,962,185	44,826,744
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	331,837	5,435,289
Seasons Series Trust Mid Cap Value Portfolio, Class 3	629,833	12,613,642
Seasons Series Trust Small Cap Portfolio, Class 3	2,679,627	29,062,338
Total Domestic Equity Investment Companies (cost $132,603,258)		147,649,946
Fixed Income Investment Companies — 2.9%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	191,400	2,075,412
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	394,092	4,163,638
Total Fixed Income Investment Companies (cost $6,113,074)		6,239,050
International Equity Investment Company — 28.3%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $51,277,996)	4,720,747	60,674,043
Total Long-Term Investment Securities (cost $189,994,328)(1)	100.1%	214,563,039
Liabilities in excess of other assets	(0.1)	(310,329)
NET ASSETS	100.0%	$214,252,710

†  Non-income producing security

#  See Note 9

(1)  See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	59.1%
International Equity Investment Company	23.4
Fixed Income Investment Companies	17.5
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100%
Domestic Equity Investment Companies — 59.1%
Seasons Series Trust Focus Growth Portfolio, Class 3†	1,093,691	$11,726,989
Seasons Series Trust Focus Value Portfolio, Class 3	967,752	18,744,297
Seasons Series Trust Large Cap Growth Portfolio, Class 3†	4,678,991	51,761,356
Seasons Series Trust Large Cap Value Portfolio, Class 3	4,813,488	72,842,519
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	463,155	7,586,192
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,011,325	20,253,760
Seasons Series Trust Small Cap Portfolio, Class 3	3,521,243	38,190,222
Total Domestic Equity Investment Companies (cost $201,312,239)		221,105,335
Fixed Income Investment Companies — 17.5%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	4,022,161	43,613,685
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	2,070,995	21,880,376
Total Fixed Income Investment Companies (cost $63,946,850)		65,494,061
International Equity Investment Company — 23.4%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $75,271,761)	6,794,906	87,332,458
Total Long-Term Investment Securities (cost $340,530,850)(1)	100.0%	373,931,854
Other assets less liabilities	0.0	119,510
NET ASSETS	100.0%	$374,051,364

†  Non-income producing security

#  See Note 9

(1)  See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	49.8%
Fixed Income Investment Companies	32.0
International Equity Investment Company	18.1
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.9%
Domestic Equity Investment Companies — 49.8%
Seasons Series Trust Focus Growth Portfolio, Class 3†	559,263	$5,996,638
Seasons Series Trust Focus Value Portfolio, Class 3	527,965	10,226,097
Seasons Series Trust Large Cap Growth Portfolio, Class 3†	2,333,075	25,809,652
Seasons Series Trust Large Cap Value Portfolio, Class 3	2,632,736	39,841,187
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	213,874	3,503,125
Seasons Series Trust Mid Cap Value Portfolio, Class 3	509,749	10,208,710
Seasons Series Trust Small Cap Portfolio, Class 3	1,540,796	16,710,963
Total Domestic Equity Investment Companies (cost $102,117,014)		112,296,372
Fixed Income Investment Companies — 32.0%
Seasons Series Trust Cash Management Portfolio, Class 3	460,219	5,306,167
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	3,662,162	39,710,089
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	2,564,034	27,089,419
Total Fixed Income Investment Companies (cost $70,424,572)		72,105,675
International Equity Investment Company — 18.1%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $34,900,381)	3,171,682	40,764,472
TOTAL INVESTMENTS (cost $207,441,967)(1)	99.9%	225,166,519
Other assets less liabilities	0.1	253,189
NET ASSETS	100.0%	$225,419,708

†  Non-income producing security

#  See Note 9

(1)  See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO PROFILE — September 30, 2007 (unaudited)

Industry Allocation*
Fixed Income Investment Companies	48.0%
Domestic Equity Investment Companies	39.1
International Equity Investment Company	12.8
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES # — 99.9%
Domestic Equity Investment Companies — 39.1%
Seasons Series Trust Focus Growth Portfolio, Class 3†	199,684	$2,141,091
Seasons Series Trust Focus Value Portfolio, Class 3	211,513	4,096,773
Seasons Series Trust Large Cap Growth Portfolio, Class 3†	756,355	8,367,186
Seasons Series Trust Large Cap Value Portfolio, Class 3	1,044,628	15,808,361
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	94,773	1,552,318
Seasons Series Trust Mid Cap Value Portfolio, Class 3	175,675	3,518,237
Seasons Series Trust Small Cap Portfolio, Class 3	365,724	3,966,519
Total Domestic Equity Investment Companies (cost $35,359,690 )		39,450,485
Fixed Income Investment Companies — 48.0%
Seasons Series Trust Cash Management Portfolio, Class 3	594,087	6,849,611
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	2,466,596	26,746,158
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	1,411,092	14,908,404
Total Fixed Income Investment Companies (cost $47,355,781 )		48,504,173
International Equity Investment Company — 12.8%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $10,931,789)	1,006,364	12,934,432
Total Long-Term Investment Securities (cost $93,647,260) (1)	99.9%	100,889,090
Other assets less liabilities	0.1	101,474
NET ASSETS	100.0%	$100,990,564

†  Non-income producing security

#  See Note 9

(1)  See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2007 (unaudited)

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth	Stock
ASSETS:
Long-term investment securities, at value (unaffiliated)*	$145,687,206	$287,028,425	$235,647,803	$156,571,492	$386,585,888	$311,085,966
Long-term investment securities, at value (affiliated)*	—	—	—	—	—	—
Short-term investment securities, at value (unaffiliated)*	300,000	1,200,000	—	—	4,998,528	11,076,647
Repurchase agreements (cost approximates market value)	11,443,000	25,221,000	16,378,000	12,285,000	5,358,000	—
Total investments	157,430,206	313,449,425	252,025,803	168,856,492	396,942,416	322,162,613
Cash	—	9,404	—	811,274	14,440	41,528
Foreign cash*	37	974	975	21,649	254,698	44,530
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	258,170	360,034	95,829	173,668	408,657	338,270
Dividends and interest	450,405	1,319,826	1,578,887	1,272,528	1,583,799	287,983
Investments sold	8,050,801	16,910,860	11,429,311	8,876,510	3,374,969	1,044,428
Interest on swap contracts	—	—	—	—	456,711	—
Prepaid expenses and other assets	3,582	4,942	2,212	1,779	4,151	2,367
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	31,298	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign bond contracts	3,136	10,911	12,610	11,696	—	—
Unrealized appreciation on forward foreign currency contracts	13,678	47,813	55,169	50,443	6,170,973	—
Unrealized appreciation on swap contracts	—	—	—	—	2,535,077	—
Total assets	166,210,015	332,114,189	265,200,796	180,076,039	411,777,189	323,921,719
LIABILITIES:
Payable for:
Fund shares redeemed	184,973	502,036	288,015	76,764	483,586	398,969
Investments purchased	6,120,904	19,817,090	23,993,974	21,207,280	2,575,348	3,061,416
Interest on swap contracts	—	—	—	—	518,791	—
Interest on securities sold short	211	—	778	745	—	—
Accrued foreign tax on capital gains	—	—	—	—	18,360	49,727
Investment advisory and management fees	114,402	210,874	158,761	100,008	260,610	214,064
Service fees — Class 2	9,924	22,294	18,043	12,363	27,674	22,315
Service fees — Class 3	8,779	16,984	12,510	6,884	20,142	16,565
Trustees' fees and expenses	1,465	2,138	1,836	1,496	2,691	2,296
Other accrued expenses	83,218	99,005	92,012	85,607	231,799	95,513
Line of credit	—	—	—	245,331	—	—
Variation margin on futures contracts	9,860	32,804	34,965	33,095	112,999	—
Due to custodian	10,798	—	71,103	—	—	—
Securities sold short, at value#	144,970	—	534,100	445,565	3,983,125	—
Call and put options written, at value@	—	—	—	—	224,508	—
Unrealized depreciation on forward foreign bond contracts	126,878	446,312	515,808	471,912	—	—
Unrealized depreciation on forward foreign currency contracts	63,281	224,972	260,569	252,310	6,180,129	—
Unrealized depreciation on swap contracts	—	—	—	—	651,801	—
Total liabilities	6,879,663	21,374,509	25,982,474	22,939,360	15,291,563	3,860,865
NET ASSETS	$159,330,352	$310,739,680	$239,218,322	$157,136,679	$396,485,626	$320,060,854
* Cost
Long-term investment securities (unaffiliated)	$120,810,826	$252,708,954	$216,434,562	$150,466,018	$331,838,934	$238,254,389
Long-term investment securities (affiliated)	$—	$—	$—	$—	$—	$—
Short-term investment securities (unaffiliated)	$300,000	$1,200,000	$—	$—	$4,998,528	$11,076,647
Foreign cash	$48	$964	$968	$21,580	$251,775	$43,728
# Proceeds from securities sold short	$(146,520)	$—	$(539,809)	$(447,525)	$(3,990,125)	$—
@ Premiums received on options written	$—	$—	$—	$—	$193,349	$—

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2007 (unaudited)

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth	Stock
NET ASSETS REPRESENTED BY:
Capital paid-in	$146,719,665	$259,923,643	$202,957,627	$139,807,855	$284,337,816	$210,957,911
Accumulated undistributed net investment income (loss)	2,723,261	8,924,286	11,797,176	9,832,103	11,676,035	815,477
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, swap contracts, and foreign exchange transactions	(14,964,292)	7,829,037	5,561,408	1,541,312	44,106,586	35,502,026
Unrealized appreciation (depreciation) on investments	24,876,380	34,319,471	19,213,241	6,105,474	54,746,954	72,831,577
Unrealized appreciation (depreciation) on futures contracts, options contracts, swap contracts and foreign bond forward contracts	(94,276)	(347,585)	(419,576)	(385,089)	1,579,169	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	68,064	90,828	102,737	233,064	50,426	3,590
Unrealized appreciation (depreciation) on investments sold short	1,550	—	5,709	1,960	7,000	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(18,360)	(49,727)
NET ASSETS	$159,330,352	$310,739,680	$239,218,322	$157,136,679	$396,485,626	$320,060,854
Class 1 (unlimited shares authorized):
Net assets	$33,489,595	$41,922,233	$31,273,725	$24,064,281	$60,244,321	$49,546,591
Shares of beneficial interest issued and outstanding	2,205,965	2,845,515	2,293,300	1,889,834	4,076,426	2,448,191
Net asset value, offering and redemption price per share	$15.18	$14.73	$13.64	$12.73	$14.78	$20.24
Class 2 (unlimited shares authorized):
Net assets	$81,368,977	$183,886,547	$146,608,921	$99,638,732	$233,240,088	$186,439,848
Shares of beneficial interest issued and outstanding	5,375,697	12,522,358	10,782,367	7,846,929	15,826,356	9,283,920
Net asset value, offering and redemption price per share	$15.14	$14.68	$13.60	$12.70	$14.74	$20.08
Class 3 (unlimited shares authorized):
Net assets	$44,471,780	$84,930,900	$61,335,676	$33,433,666	$103,001,217	$84,074,415
Shares of beneficial interest issued and outstanding	2,943,503	5,793,729	4,518,954	2,637,237	7,003,052	4,200,671
Net asset value, offering and redemption price per share	$15.11	$14.66	$13.57	$12.68	$14.71	$20.01

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2007 (unaudited)

	Large Cap Growth	Large Cap Composite	Large Cap Value	Mid Cap Growth	Mid Cap Value	Small Cap
ASSETS:
Long-term investment securities, at value (unaffiliated)*	$277,078,570	$52,260,529	$371,099,986	$179,949,358	$236,053,529	$191,800,753
Long-term investment securities, at value (affiliated)*	2,262,893	218,712	—	—	—	—
Short-term investment securities, at value (unaffiliated)*	6,859,558	765,929	6,431,317	717,487	654,595	1,192,826
Repurchase agreements (cost approximates market value)	3,766,000	573,000	2,412,000	2,454,000	4,578,000	20,095,000
Total investments	289,967,021	53,818,170	379,943,303	183,120,845	241,286,124	213,088,579
Cash	79,853	71,843	915,843	3,434	49,730	17,193
Foreign cash*	2	1,648	—	3,821	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	374,631	34,476	603,936	155,418	1,310,156	1,536,999
Dividends and interest	124,751	55,283	599,167	77,646	339,486	170,779
Investments sold	3,797,766	821,210	442,248	665,951	241,271	5,580,064
Interest on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	3,773	1,578	3,043	2,673	40,527	5,337
Due from investment adviser for expense reimbursements/fee waivers	—	26,779	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign bond contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	294,347,797	54,830,987	382,507,540	184,029,788	243,267,294	220,398,951
LIABILITIES:
Payable for:
Fund shares redeemed	1,329,088	203,084	616,569	950,813	212,333	171,875
Investments purchased	4,062,133	353,688	1,452,901	831,225	908,694	408,966
Interest on swap contracts	—	—	—	—	—	—
Interest on securities sold short	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	3,630	—	—	—	—
Investment advisory and management fees	180,105	34,999	238,157	123,473	164,749	149,597
Service fees — Class 2	11,777	4,223	15,366	11,652	14,251	9,382
Service fees — Class 3	35,032	3,246	46,893	14,218	21,644	26,605
Trustees' fees and expenses	1,582	950	1,917	1,464	1,731	1,489
Other accrued expenses	100,593	65,502	98,959	86,854	97,132	120,843
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	1,200	1,625	3,300	3,500	3,500	8,250
Due to custodian	—	—	—	—	—	—
Securities sold short, at value#	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	37,630	—	—
Unrealized depreciation on forward foreign bond contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	5,721,510	670,947	2,474,062	2,060,829	1,424,034	897,007
NET ASSETS	$288,626,287	$54,160,040	$380,033,478	$181,968,959	$241,843,260	$219,501,944
* Cost
Long-term investment securities (unaffiliated)	$226,070,301	$42,499,202	$314,863,112	$145,351,968	$211,523,488	$179,912,331
Long-term investment securities (affiliated)	$2,273,041	$220,418	$—	$—	$—	$—
Short-term investment securities (unaffiliated)	$6,859,532	$765,916	$6,431,293	$717,461	$654,571	$1,192,697
Foreign cash	$1	$1,592	$—	$3,828	$—	$—
# Proceeds from securities sold short	$—	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$9,013	$—	$—

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2007 (unaudited)

	Large Cap Growth	Large Cap Composite	Large Cap Value	Mid Cap Growth	Mid Cap Value	Small Cap
NET ASSETS REPRESENTED BY:
Capital paid-in	$231,822,117	$40,964,210	$297,033,741	$120,996,239	$178,580,468	$186,810,308
Accumulated undistributed net investment income (loss)	442,360	373,702	5,874,773	(464,987)	2,140,511	(65,728)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, swap contracts, and foreign exchange transactions	5,341,561	3,055,809	20,868,191	26,843,707	36,566,975	20,826,226
Unrealized appreciation (depreciation) on investments	50,998,147	9,759,634	56,236,898	34,597,416	24,530,065	11,888,551
Unrealized appreciation (depreciation) on futures contracts, options contracts, swap contracts and foreign bond forward contracts	21,567	10,083	19,680	(3,375)	25,241	42,587
Unrealized foreign exchange gain (loss) on other assets and liabilities	535	232	195	(41)	—	—
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	(3,630)	—	—	—	—
NET ASSETS	$288,626,287	$54,160,040	$380,033,478	$181,968,959	$241,843,260	$219,501,944
Class 1 (unlimited shares authorized):
Net assets	$9,955,927	$3,154,552	$16,829,142	$13,311,222	$15,086,838	$8,696,186
Shares of beneficial interest issued and outstanding	887,971	248,135	1,106,561	799,088	748,626	788,812
Net asset value, offering and redemption price per share	$11.21	$12.71	$15.21	$16.66	$20.15	$11.02
Class 2 (unlimited shares authorized):
Net assets	$99,000,387	$34,791,744	$126,562,239	$97,127,937	$117,693,632	$77,623,100
Shares of beneficial interest issued and outstanding	8,910,797	2,745,619	8,349,039	5,897,664	5,862,943	7,118,458
Net asset value, offering and redemption price per share	$11.11	$12.67	$15.16	$16.47	$20.07	$10.90
Class 3 (unlimited shares authorized):
Net assets	$179,669,973	$16,213,744	$236,642,097	$71,529,800	$109,062,790	$133,182,658
Shares of beneficial interest issued and outstanding	16,241,257	1,282,023	15,637,457	4,367,368	5,445,785	12,280,328
Net asset value, offering and redemption price per share	$11.06	$12.65	$15.13	$16.38	$20.03	$10.85

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2007 (unaudited)

	International Equity	Diversified Fixed Income	Strategic Fixed Income	Cash Management	Focus Growth	Focus TechNet
ASSETS:
Long-term investment securities, at value (unaffiliated)*	$436,314,186	$242,640,425	$113,909,335	$—	$127,391,722	$42,763,426
Long-term investment securities, at value (affiliated)*	—	—	—	—	—	—
Short-term investment securities, at value (unaffiliated)*	7,271,258	—	18,202,956	116,205,221	1,705,501	—
Repurchase agreements (cost approximates market value)	13,988,000	15,184,000	—	—	8,040,000	1,713,000
Total investments	457,573,444	257,824,425	132,112,291	116,205,221	137,137,223	44,476,426
Cash	3,037	4,647	1,118	11,572	8,200	26,409
Foreign cash*	6,938,135	—	24,145	—	30	—
Due from broker	—	20,000	—	—	—	—
Receivable for:
Fund shares sold	1,393,842	233,518	218,838	898,329	296,986	164,535
Dividends and interest	884,446	2,515,716	1,394,566	128,841	27,550	2,349
Investments sold	806,856	3,373,060	19,330	—	3,155,848	—
Interest on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	2,059	1,786	1,445	1,512	1,819	1,415
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	18,458
Variation margin on futures contracts	31,693	—	—	—	—	—
Unrealized appreciation on forward foreign bond contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	467,633,512	263,973,152	133,771,733	117,245,475	140,627,656	44,689,592
LIABILITIES:
Payable for:
Fund shares redeemed	758,637	613,100	14,274	924,782	782,231	45,286
Investments purchased	1,649,552	7,029,335	18,264,145	—	152,176	226,260
Interest on swap contracts	—	—	—	—	—	—
Interest on securities sold short	—	—	5,800	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Investment advisory and management fees	334,543	143,804	72,219	44,846	109,140	42,601
Service fees — Class 2	18,472	12,361	—	7,340	8,224	2,948
Service fees — Class 3	56,239	29,899	22,568	11,767	12,680	3,962
Trustees' fees and expenses	1,978	1,581	949	1,052	1,229	925
Other accrued expenses	296,535	95,061	58,811	44,654	40,580	45,701
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	—	469	—	—	—
Due to custodian	—	—	—	—	—	—
Securities sold short, at value#	—	—	2,908,155	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign bond contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	3,115,956	7,925,141	21,347,390	1,034,441	1,106,260	367,683
NET ASSETS	$464,517,556	$256,048,011	$112,424,343	$116,211,034	$139,521,396	$44,321,909
* Cost
Long-term investment securities (unaffiliated)	$358,867,766	$242,664,710	$114,726,327	$—	$86,808,340	$34,974,846
Long-term investment securities (affiliated)	$—	$—	$—	$—	$—	$—
Short-term investment securities (unaffiliated)	$7,271,258	$—	$18,183,825	$116,405,443	$1,705,610	$—
Foreign cash	$6,782,563	$—	$23,928	$—	$27	$—
# Proceeds from securities sold short	$—	$—	$(2,922,656)	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—	$—

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2007 (unaudited)

	International Equity	Diversified Fixed Income	Strategic Fixed Income	Cash Management	Focus Growth	Focus TechNet
NET ASSETS REPRESENTED BY:
Capital paid-in	$341,742,155	$244,480,776	$108,427,415	$109,418,857	$96,369,537	$33,827,638
Accumulated undistributed net investment income (loss)	6,243,297	13,598,444	4,199,216	6,992,086	(400,103)	(424,118)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, swap contracts, and foreign exchange transactions	38,699,104	(2,009,987)	581,276	313	2,968,686	3,129,809
Unrealized appreciation (depreciation) on investments	77,446,420	(24,285)	(797,861)	(200,222)	40,583,273	7,788,580
Unrealized appreciation (depreciation) on futures contracts, options contracts, swap contracts and foreign bond forward contracts	310,490	3,063	(1,281)	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	76,090	—	1,077	—	3	—
Unrealized appreciation (depreciation) on investments sold short	—	—	14,501	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
NET ASSETS	$464,517,556	$256,048,011	$112,424,343	$116,211,034	$139,521,396	$44,321,909
Class 1 (unlimited shares authorized):
Net assets	$16,674,794	$7,582,964	$—	$6,745,894	$4,517,981	$—
Shares of beneficial interest issued and outstanding	1,290,908	695,706	—	582,631	415,051	—
Net asset value, offering and redemption price per share	$12.92	$10.90	$—	$11.58	$10.89	$—
Class 2 (unlimited shares authorized):
Net assets	$156,744,992	$99,944,518	$—	$54,865,280	$69,888,219	$24,299,418
Shares of beneficial interest issued and outstanding	12,166,694	9,193,724	—	4,750,611	6,486,621	3,602,712
Net asset value, offering and redemption price per share	$12.88	$10.87	$—	$11.55	$10.77	$6.74
Class 3 (unlimited shares authorized):
Net assets	$291,097,770	$148,520,529	$112,424,343	$54,599,860	$65,115,196	$20,022,491
Shares of beneficial interest issued and outstanding	22,644,975	13,696,515	10,643,167	4,735,190	6,073,503	2,982,652
Net asset value, offering and redemption price per share	$12.85	$10.84	$10.56	$11.53	$10.72	$6.71

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2007 (unaudited)

	Focus Growth and Income	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
ASSETS:
Long-term investment securities, at value (unaffiliated)*	$85,778,342	$172,901,198	$—	$—	$—	$—
Long-term investment securities, at value (affiliated)*	—	—	214,563,039	373,931,854	225,166,519	100,889,090
Short-term investment securities, at value (unaffiliated)*	3,822,034	—	—	—	—	—
Repurchase agreements (cost approximates market value)	3,448,000	16,283,000	—	—	—	—
Total investments	93,048,376	189,184,198	214,563,039	373,931,854	225,166,519	100,889,090
Cash	1,804	1,743	135,048	695,690	265,303	1,507
Foreign cash*	23	20,946	—	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	34,730	381,102	148,962	590,631	380,273	256,811
Dividends and interest	54,438	254,029	—	—	—	—
Investments sold	4,292,838	355,491	—	—	—	—
Interest on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	1,490	8,388	1,576	1,717	1,565	1,435
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign bond contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	97,433,699	190,205,897	214,848,625	375,219,892	225,813,660	101,148,843
LIABILITIES:
Payable for:
Fund shares redeemed	340,672	113,517	400,923	391,483	71,812	116,035
Investments purchased	2,460,712	67,994	135,048	695,690	265,303	1,507
Interest on swap contracts	—	—	—	—	—	—
Interest on securities sold short	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Investment advisory and management fees	74,495	152,357	16,937	29,274	17,820	8,079
Service fees — Class 2	6,305	11,159	—	—	—	—
Service fees — Class 3	8,115	19,491	—	—	—	—
Trustees' fees and expenses	1,065	1,288	1,151	1,196	1,039	912
Other accrued expenses	45,528	56,794	41,856	50,885	37,978	31,746
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Securities sold short, at value#	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign bond contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	2,936,892	422,600	595,915	1,168,528	393,952	158,279
NET ASSETS	$94,496,807	$189,783,297	$214,252,710	$374,051,364	$225,419,708	$100,990,564
* Cost
Long-term investment securities (unaffiliated)	$72,459,187	$146,818,475	$—	$—	$—	$—
Long-term investment securities (affiliated)	$—	$—	$189,994,328	$340,530,850	$207,441,967	$93,647,260
Short-term investment securities (unaffiliated)	$3,822,168	$—	$—	$—	$—	$—
Foreign cash	$20	$20,769	$—	$—	$—	$—
# Proceeds from securities sold short	$—	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—	$—

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2007 (unaudited)

	Focus Growth and Income	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
NET ASSETS REPRESENTED BY:
Capital paid-in	$63,016,846	$130,357,532	$180,744,922	$328,912,342	$198,677,259	$90,126,745
Accumulated undistributed net investment income (loss)	426,529	2,400,257	2,034,975	3,576,901	2,671,444	1,284,954
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts,
securities sold short, swap contracts, and foreign exchange transactions	17,734,408	30,942,579	6,904,102	8,161,117	6,346,453	2,337,035
Unrealized appreciation (depreciation) on investments	13,319,021	26,082,723	24,568,711	33,401,004	17,724,552	7,241,830
Unrealized appreciation (depreciation) on futures contracts, options contracts, swap contracts and foreign bond forward contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	3	206	—	—	—	—
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
NET ASSETS	$94,496,807	$189,783,297	$214,252,710	$374,051,364	$225,419,708	$100,990,564
Class 1 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—	$—
Class 2 (unlimited shares authorized):
Net assets	$53,400,069	$91,920,715	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	4,145,294	4,734,381	—	—	—	—
Net asset value, offering and redemption price per share	$12.88	$19.42	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$41,096,738	$97,862,582	$214,252,710	$374,051,364	$225,419,708	$100,990,564
Shares of beneficial interest issued and outstanding	3,200,791	5,052,506	15,778,085	28,676,469	17,975,607	8,480,493
Net asset value, offering and redemption price per share	$12.84	$19.37	$13.58	$13.04	$12.54	$11.91

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS

For the period ended September 30, 2007 (unaudited)

	Multi- Managed Growth	Multi Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth	Stock
Investment Income:
Dividends (unaffiliated)	$436,326	$681,552	$419,167	$149,079	$4,154,554	$1,686,775
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	1,294,415	3,840,534	4,676,126	3,758,938	2,814,809	189,351
Total investment income*	1,730,741	4,522,086	5,095,293	3,908,017	6,969,363	1,876,126
Expenses:
Investment advisory and management fees	707,271	1,289,460	967,217	614,494	1,632,364	1,338,045
Service fees
Class 2	62,014	138,176	110,475	75,861	174,970	140,886
Class 3	51,307	98,845	74,431	41,783	121,334	99,429
Custodian and accounting fees	122,838	143,192	123,160	106,627	347,037	86,784
Reports to shareholders	21,649	35,971	26,597	22,982	36,939	29,580
Audit and tax fees	24,175	24,175	24,175	24,175	24,227	21,319
Legal fees	6,377	8,016	7,167	6,393	11,168	8,200
Trustees' fees and expenses	4,253	7,056	5,579	3,837	8,906	7,558
Interest expense	5,117	5,568	4,219	1,704	—	—
Other expenses	7,508	8,956	8,517	7,604	9,867	10,055
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,012,509	1,759,415	1,351,537	905,460	2,366,812	1,741,856
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	—	—	—	(196,235)	—
Custody credits earned on cash balances	(758)	(2,208)	(4,508)	(1,738)	(128)	(500)
Fees paid indirectly (Note 6)	(11,315)	(18,724)	(2,270)	(549)	(5,626)	(2,026)
Net expenses	1,000,436	1,738,483	1,344,759	903,173	2,164,823	1,739,330
Net investment income (loss)	730,305	2,783,603	3,750,534	3,004,844	4,804,540	136,796
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	3,056,151	3,554,292	1,970,579	627,954	14,866,010	13,729,299
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, options contracts, swap contracts, securities sold short, and foreign bond forward contracts	198,121	604,572	716,595	691,684	2,044,443	—
Net realized foreign exchange gain (loss) on other assets and liabilities	26,632	77,534	98,248	94,752	(580,735)	(21,461)
Net increase from payments by affiliates (Note 5)	175,000	403,650	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	3,455,904	4,640,048	2,785,422	1,414,390	16,329,718	13,707,838
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	8,563,066	12,160,514	6,743,201	1,805,036	(1,815,037)	20,471,076
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, options contracts and swap contracts and foreign bond forward contracts	(77,778)	(288,765)	(345,988)	(322,177)	620,260	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	32,295	(27,616)	(39,520)	99,150	3,315,317	1,987
Change in unrealized appreciation (depreciation) on securities sold short	1,276	(140)	5,203	1,664	626	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(17,285)	73,192
Net unrealized gain (loss) on investments and foreign currencies	8,518,859	11,843,993	6,362,896	1,583,673	2,103,881	20,546,255
Net realized and unrealized gain (loss) on investments and foreign currencies	11,974,763	16,484,041	9,148,318	2,998,063	18,433,599	34,254,093
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,705,068	$19,267,644	$12,898,852	$6,002,907	$23,238,139	$34,390,889
* Net of foreign withholding taxes on interest and dividends of	$9,430	$14,030	$12,138	$10,293	$229,057	$122,540
**Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$18,360	$49,727

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — (continued)

For the period ended September 30, 2007 (unaudited)

	Large Cap Growth	Large Cap Composite	Large Cap Value	Mid Cap Growth	Mid Cap Value	Small Cap
Investment Income:
Dividends (unaffiliated)	$1,211,456	$412,775	$4,083,455	$509,991	$2,112,175	$1,034,935
Dividends (affiliated)	133,260	13,348	—	—	—	—
Interest (unaffiliated)	216,051	44,191	248,044	80,326	102,300	288,278
Total investment income*	1,560,767	470,314	4,331,499	590,317	2,214,475	1,323,213
Expenses:
Investment advisory and management fees	1,054,921	215,590	1,422,664	747,488	1,012,994	909,347
Service fees
Class 2	73,084	26,488	98,055	72,580	94,508	59,968
Class 3	196,443	19,080	267,802	81,769	120,267	155,747
Custodian and accounting fees	89,500	80,399	107,035	102,103	117,861	223,157
Reports to shareholders	27,450	8,724	41,075	17,723	24,471	24,112
Audit and tax fees	20,771	20,772	20,773	20,773	20,773	20,773
Legal fees	7,620	5,160	9,296	6,114	7,404	6,936
Trustees' fees and expenses	7,056	2,073	9,344	4,666	6,133	5,403
Interest expense	—	—	—	364	968	—
Other expenses	8,734	6,208	9,259	7,993	8,309	7,830
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,485,579	384,494	1,985,303	1,061,573	1,413,688	1,413,273
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	(41,982)	—	—	—	—
Custody credits earned on cash balances	(1,642)	(501)	(2,161)	(794)	(1,896)	(2,293)
Fees paid indirectly (Note 6)	(8,032)	(2,225)	(1,706)	(3,528)	(5,042)	(22,039)
Net expenses	1,475,905	339,786	1,981,436	1,057,251	1,406,750	1,388,941
Net investment income (loss)	84,862	130,528	2,350,063	(466,934)	807,725	(65,728)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	5,171,258	1,828,330	9,430,066	12,163,926	15,896,120	6,340,044
Net realized gain (loss) on investments (affiliated)	521	1,240	—	—	—	—
Net realized gain (loss) on futures contracts, options contracts, swap contracts, securities sold short, and foreign bond forward contracts	44,699	19,592	27,863	(250,899)	19,709	(71,936)
Net realized foreign exchange gain (loss) on other assets and liabilities	383	(945)	(1,293)	(701)	—	—
Net increase from payments by affiliatess (Note 5)	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	5,216,861	1,848,217	9,456,636	11,912,326	15,915,829	6,268,108
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	25,768,394	3,134,652	9,768,015	9,482,079	(15,811,782)	(5,095,340)
Change in unrealized appreciation (depreciation) on investments (affiliated)	14,733	(179)	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, options contracts and swap contracts and foreign bond forward contracts	5,847	266	(3,040)	(29,510)	(894)	(5,015)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	269	62	190	(25)	—	—
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	3,881	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	25,789,243	3,138,682	9,765,165	9,452,544	(15,812,676)	(5,100,355)
Net realized and unrealized gain (loss) on investments and foreign currencies	31,006,104	4,986,899	19,221,801	21,364,870	103,153	1,167,753
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,090,966	$5,117,427	$21,571,864	$20,897,936	$910,878	$1,102,025
* Net of foreign withholding taxes on interest and dividends of	$13,041	$4,495	$24,722	$1,384	$494	$131
**Net of foreign withholding taxes on capital gains of	$—	$3,630	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — (continued)

For the period ended September 30, 2007 (unaudited)

	International Equity	Diversified Fixed Income	Strategic Fixed Income	Cash Management	Focus Growth	Focus TechNet
Investment Income:
Dividends (unaffiliated)	$6,751,879	$36,285	$13,856	$—	$296,878	$29,083
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	177,098	6,349,341	3,583,809	3,056,689	127,364	26,113
Total investment income*	6,928,977	6,385,626	3,597,665	3,056,689	424,242	55,196
Expenses:
Investment advisory and management fees	2,003,637	844,826	414,036	247,289	631,044	261,636
Service fees
Class 2	118,458	75,397	—	38,191	48,197	18,449
Class 3	322,209	169,309	129,386	65,887	71,844	23,759
Custodian and accounting fees	526,018	107,825	65,504	24,324	44,059	34,802
Reports to shareholders	49,725	24,334	12,682	10,163	11,069	3,542
Audit and tax fees	25,608	23,955	29,112	22,457	19,520	21,791
Legal fees	9,859	13,089	5,414	5,687	5,763	4,739
Trustees' fees and expenses	10,765	5,895	3,283	2,703	3,605	1,586
Interest expense	1,251	—	2,927	—	—	902
Other expenses	9,976	3,981	4,168	4,419	6,774	3,754
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	3,077,506	1,268,611	666,512	421,120	841,875	374,960
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	—	—	—	—	(5,601)
Custody credits earned on cash balances	(2,531)	(783)	(5,758)	(3,348)	(1,428)	(197)
Fees paid indirectly (Note 6)	(528)	—	—	—	(8,042)	—
Net expenses	3,074,447	1,267,828	660,754	417,772	832,405	369,162
Net investment income (loss)	3,854,530	5,117,798	2,936,911	2,638,917	(408,163)	(313,966)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	12,904,192	(938,299)	88,185	530	3,563,368	3,587,261
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, options contracts, swap contracts, securities sold short, and foreign bond forward contracts	185,803	60,574	6,849	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	98,714	—	10,000	—	—	(9,383)
Net increase from payments by affiliates (Note 5)	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	13,188,709	(877,725)	105,034	530	3,563,368	3,577,878
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	16,116,538	391,031	(2,250,832)	(198,425)	19,370,599	1,135,116
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, options contracts and swap contracts and foreign bond forward contracts	214,075	(6,455)	(12,114)	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	214,789	—	1,037	—	—	(32)
Change in unrealized appreciation (depreciation) on securities sold short	—	(5,036)	14,501	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	16,545,402	379,540	(2,247,408)	(198,425)	19,370,599	1,135,084
Net realized and unrealized gain (loss) on investments and foreign currencies	29,734,111	(498,185)	(2,142,374)	(197,895)	22,933,967	4,712,962
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,588,641	$4,619,613	$794,537	$2,441,022	$22,525,804	$4,398,996
* Net of foreign withholding taxes on interest and dividends of	$658,390	$118	$10,431	$—	$8,410	$653
**Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — (continued)

For the period ended September 30, 2007 (unaudited)

	Focus Growth and Income	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
Investment Income:
Dividends (unaffiliated)	$493,593	$1,981,859	$—	$—	$—	$—
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	126,098	279,392	—	—	—	—
Total investment income*	619,691	2,261,251	—	—	—	—
Expenses:
Investment advisory and management fees	444,702	882,014	99,853	157,248	97,902	46,060
Service fees
Class 2	38,623	68,682	—	—	—	—
Class 3	46,805	106,033	—	—	—	—
Custodian and accounting fees	38,991	57,030	8,564	14,118	10,496	9,418
Reports to shareholders	10,015	25,957	25,732	39,042	25,424	11,628
Audit and tax fees	19,520	19,520	16,634	16,634	16,634	16,634
Legal fees	5,613	6,965	10,328	12,588	10,302	8,115
Trustees' fees and expenses	2,870	4,578	5,422	7,773	5,231	2,986
Interest expense	303	—	—	—	—	—
Other expenses	5,585	5,461	3,772	5,218	6,352	4,356
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	613,027	1,176,240	170,305	252,621	172,341	99,197
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	—	—	—	—	—
Custody credits earned on cash balances	(771)	(1,668)	(1,829)	(14,118)	(4,651)	(1,431)
Fees paid indirectly (Note 6)	—	(10,007)	—	—	—	—
Net expenses	612,256	1,164,565	168,476	238,503	167,690	97,766
Net investment income (loss)	7,435	1,096,686	(168,476)	(238,503)	(167,690)	(97,766)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	6,244,263	13,076,088	—	—	—	—
Net realized gain (loss) on investments (affiliated)	—	—	3,249,495	3,094,301	2,329,052	1,035,633
Net realized gain (loss) on futures contracts, options contracts, swap contracts, securities sold short, and foreign bond forward contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	2	(14,964)	—	—	—	—
Net increase from payments by affiliates (Note 5)	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	6,244,265	13,061,124	3,249,495	3,094,301	2,329,052	1,035,633
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	3,763,088	574,071	—	—	—	—
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	10,226,944	15,452,200	7,901,965	3,078,379
Change in unrealized appreciation (depreciation) on futures contracts, options contracts and swap contracts and foreign bond forward contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(1)	(2,018)	—	—	—	—
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	3,763,087	572,053	10,226,944	15,452,200	7,901,965	3,078,379
Net realized and unrealized gain (loss) on investments and foreign currencies	10,007,352	13,633,177	13,476,439	18,546,501	10,231,017	4,114,012
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,014,787	$14,729,863	$13,307,963	$18,307,998	$10,063,327	$4,016,246
* Net of foreign withholding taxes on interest and dividends of	$—	$71,186	$—	$—	$—	$—
**Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	Multi-Managed Growth		Multi-Managed Moderate Growth		Multi-Managed Income/Equity
	For the six months ended September 30, 2007 (unaudited)	For the year ended March 31, 2007	For the six months ended September 30, 2007 (unaudited)	For the year ended March 31, 2007	For the six months ended September 30, 2007 (unaudited)	For the year ended March 31, 2007
OPERATIONS:
Net investment income (loss)	$730,305	$1,827,381	$2,783,603	$5,505,394	$3,750,534	$7,268,363
Net realized gain (loss) on investments and foreign currencies	3,455,904	11,845,351	4,640,048	15,080,450	2,785,422	4,312,733
Net unrealized gain (loss) on investments and foreign currencies	8,518,859	(2,527,129)	11,843,993	209,418	6,362,896	2,866,790
Net increase (decrease) in net assets resulting from operations	12,705,068	11,145,603	19,267,644	20,795,262	12,898,852	14,447,886
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(320,934)	—	(703,738)	—	(951,260)
Net investment income — Class 2	—	(600,018)	—	(2,467,563)	—	(3,955,178)
Net investment income — Class 3	—	(221,368)	—	(924,837)	—	(1,424,077)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	—
Total distributions to shareholders	—	(1,142,320)	—	(4,096,138)	—	(6,330,515)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(9,948,125)	(8,527,753)	(11,073,289)	(6,381,634)	(11,357,386)	(12,295,930)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,756,943	1,475,530	8,194,355	10,317,490	1,541,466	(4,178,559)
NET ASSETS:
Beginning of period	156,573,409	155,097,879	302,545,325	292,227,835	237,676,856	241,855,415
End of period†	$159,330,352	$156,573,409	$310,739,680	$302,545,325	$239,218,322	$237,676,856
† Includes accumulated undistributed net investment income (loss)	$2,723,261	$1,992,956	$8,924,286	$6,140,683	$11,797,176	$8,046,642

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Multi-Managed Income		Asset Allocation: Diversified Growth		Stock
	For the six months ended September 30, 2007 (unaudited)	For the year ended March 31, 2007	For the six months ended September 30, 2007 (unaudited)	For the year ended March 31, 2007	For the six months ended September 30, 2007 (unaudited)	For the year ended March 31, 2007
OPERATIONS:
Net investment income (loss)	$3,004,844	$6,058,453	$4,804,540	$6,479,125	$136,796	$683,077
Net realized gain (loss) on investments and foreign currencies	1,414,390	1,098,951	16,329,718	26,596,247	13,707,838	24,226,840
Net unrealized gain (loss) on investments and foreign currencies	1,583,673	2,252,980	2,103,881	14,813,476	20,546,255	4,776,948
Net increase (decrease) in net assets resulting from operations	6,002,907	9,410,384	23,238,139	47,888,848	34,390,889	29,686,865
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(991,693)	—	(1,227,482)	—	(161,785)
Net investment income — Class 2	—	(3,629,761)	—	(4,001,249)	—	(306,458)
Net investment income — Class 3	—	(1,164,315)	—	(1,459,483)	—	(54,961)
Net realized gain on investments — Class 1	—	(336,322)	—	(944,483)	—	(3,443,383)
Net realized gain on investments — Class 2	—	(1,280,853)	—	(3,313,241)	—	(11,791,234)
Net realized gain on investments — Class 3	—	(422,223)	—	(1,273,351)	—	(4,588,825)
Total distributions to shareholders	—	(7,825,167)	—	(12,219,289)	—	(20,346,646)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(9,577,016)	(11,855,974)	(16,946,219)	(38,422,587)	(26,529,847)	(12,392,258)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,574,109)	(10,270,757)	6,291,920	(2,753,028)	7,861,042	(3,052,039)
NET ASSETS:
Beginning of period	160,710,788	170,981,545	390,193,706	392,946,734	312,199,812	315,251,851
End of period†	$157,136,679	$160,710,788	$396,485,626	$390,193,706	$320,060,854	$312,199,812
† Includes accumulated undistributed net investment income (loss)	$9,832,103	$6,827,259	$11,676,035	$6,871,495	$815,477	$678,681

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Large Cap Growth		Large Cap Composite		Large Cap Value
	For the six months ended September 30, 2007 (unaudited)	For the year ended March 31, 2007	For the six months ended September 30, 2007 (unaudited)	For the year ended March 31, 2007	For the six months ended September 30, 2007 (unaudited)	For the year ended March 31, 2007
OPERATIONS:
Net investment income (loss)	$84,862	$339,997	$130,528	$239,391	$2,350,063	$3,524,842
Net realized gain (loss) on investments and foreign currencies	5,216,861	8,373,625	1,848,217	2,583,061	9,456,636	13,478,401
Net unrealized gain (loss) on investments and foreign currencies	25,789,243	3,643,662	3,138,682	2,035,680	9,765,165	21,946,371
Net increase (decrease) in net assets resulting from operations	31,090,966	12,357,284	5,117,427	4,858,132	21,571,864	38,949,614
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	(18,031)	—	(156,611)
Net investment income — Class 2	—	—	—	(120,854)	—	(982,810)
Net investment income — Class 3	—	—	—	(35,913)	—	(1,080,331)
Net realized gain on investments — Class 1	—	—	—	—	—	(546,399)
Net realized gain on investments — Class 2	—	—	—	—	—	(3,995,968)
Net realized gain on investments — Class 3	—	—	—	—	—	(4,945,391)
Total distributions to shareholders	—	—	—	(174,798)	—	(11,707,510)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	11,766,740	53,502,867	(2,473,959)	1,084,821	21,711,422	93,004,781
TOTAL INCREASE (DECREASE) IN NET ASSETS	42,857,706	65,860,151	2,643,468	5,768,155	43,283,286	120,246,885
NET ASSETS:
Beginning of period	245,768,581	179,908,430	51,516,572	45,748,417	336,750,192	216,503,307
End of period†	$288,626,287	$245,768,581	$54,160,040	$51,516,572	$380,033,478	$336,750,192
† Includes accumulated undistributed net investment income (loss)	$442,360	$357,498	$373,702	$243,174	$5,874,773	$3,524,710

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Mid Cap Growth		Mid Cap Value		Small Cap
	For the six months ended September 30, 2007 (unaudited)	For the year ended March 31, 2007	For the six months ended September 30, 2007 (unaudited)	For the year ended March 31, 2007	For the six months ended September 30, 2007 (unaudited)	For the year ended March 31, 2007
OPERATIONS:
Net investment income (loss)	$(466,934)	$(621,678)	$807,725	$1,332,786	$(65,728)	$(197,573)
Net realized gain (loss) on investments and foreign currencies	11,912,326	16,037,679	15,915,829	21,071,422	6,268,108	15,732,192
Net unrealized gain (loss) on investments and foreign currencies	9,452,544	(4,904,078)	(15,812,676)	5,534,425	(5,100,355)	(2,437,395)
Net increase (decrease) in net assets resulting from operations	20,897,936	10,511,923	910,878	27,938,633	1,102,025	13,097,224
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	(109,298)	—	—
Net investment income — Class 2	—	—	—	(656,408)	—	—
Net investment income — Class 3	—	—	—	(302,847)	—	—
Net realized gain on investments — Class 1	—	(897,693)	—	(1,506,713)	—	(449,261)
Net realized gain on investments — Class 2	—	(6,342,337)	—	(11,352,494)	—	(3,710,362)
Net realized gain on investments — Class 3	—	(4,038,640)	—	(6,313,627)	—	(4,356,189)
Total distributions to shareholders	—	(11,278,670)	—	(20,241,387)	—	(8,515,812)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(3,321,778)	8,582,066	26,973,382	9,542,483	9,184,119	48,243,486
TOTAL INCREASE (DECREASE) IN NET ASSETS	17,576,158	7,815,319	27,884,260	17,239,729	10,286,144	52,824,898
NET ASSETS:
Beginning of period	164,392,801	156,577,482	213,959,000	196,719,271	209,215,800	156,390,902
End of period†	$181,968,959	$164,392,801	$241,843,260	$213,959,000	$219,501,944	$209,215,800
† Includes accumulated undistributed net investment income (loss)	$(464,987)	$1,947	$2,140,511	$1,332,786	$(65,728)	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	International Equity		Diversified Fixed Income		Strategic Fixed Income
	For the six months ended September 30, 2007 (unaudited)	For the year ended March 31, 2007	For the six months ended September 30, 2007 (unaudited)	For the year ended March 31, 2007	For the six months ended September 30, 2007 (unaudited)	For the year ended March 31, 2007
OPERATIONS:
Net investment income (loss)	$3,854,530	$2,743,438	$5,117,798	$8,347,044	$2,936,911	$3,692,508
Net realized gain (loss) on investments and foreign currencies	13,188,709	26,812,803	(877,725)	(239,104)	105,034	581,606
Net unrealized gain (loss) on investments and foreign currencies	16,545,402	23,108,752	379,540	3,524,520	(2,247,408)	1,591,227
Net increase (decrease) in net assets resulting from operations	33,588,641	52,664,993	4,619,613	11,632,460	794,537	5,865,341
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(82,248)	—	(280,603)	—	—
Net investment income — Class 2	—	(644,467)	—	(2,952,681)	—	—
Net investment income — Class 3	—	(648,350)	—	(3,128,264)	—	(2,946,329)
Net realized gain on investments — Class 1	—	(502,846)	—	(1,417)	—	—
Net realized gain on investments — Class 2	—	(5,015,890)	—	(15,671)	—	—
Net realized gain on investments — Class 3	—	(6,231,052)	—	(17,183)	—	(47,391)
Total distributions to shareholders	—	(13,124,853)	—	(6,395,819)	—	(2,993,720)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	43,464,295	114,667,216	16,426,075	38,228,188	14,525,789	46,116,280
TOTAL INCREASE (DECREASE) IN NET ASSETS	77,052,936	154,207,356	21,045,688	43,464,829	15,320,326	48,987,901
NET ASSETS:
Beginning of period	387,464,620	233,257,264	235,002,323	191,537,494	97,104,017	48,116,116
End of period†	$464,517,556	$387,464,620	$256,048,011	$235,002,323	$112,424,343	$97,104,017
† Includes accumulated undistributed net investment income (loss)	$6,243,297	$2,388,768	$13,598,444	$8,480,646	$4,199,216	$1,262,305

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Cash Management		Focus Growth		Focus TechNet
	For the six months ended September 30, 2007 (unaudited)	For the year ended March 31, 2007	For the six months ended September 30, 2007 (unaudited)	For the year ended March 31, 2007	For the six months ended September 30, 2007 (unaudited)	For the year ended March 31, 2007
OPERATIONS:
Net investment income (loss)	$2,638,917	$4,353,168	$(408,163)	$(588,136)	$(313,966)	$(634,336)
Net realized gain (loss) on investments and foreign currencies	530	(217)	3,563,368	3,990,373	3,577,878	(160,449)
Net unrealized gain (loss) on investments and foreign currencies	(198,425)	23,093	19,370,599	(2,975,809)	1,135,084	(1,367,964)
Net increase (decrease) in net assets resulting from operations	2,441,022	4,376,044	22,525,804	426,428	4,398,996	(2,162,749)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(104,888)	—	—	—	—
Net investment income — Class 2	—	(1,012,706)	—	—	—	—
Net investment income — Class 3	—	(805,058)	—	—	—	—
Net realized gain on investments — Class 1	—	(256)	—	—	—	—
Net realized gain on investments — Class 2	—	(2,622)	—	—	—	(826,788)
Net realized gain on investments — Class 3	—	(2,172)	—	—	—	(589,311)
Total distributions to shareholders	—	(1,927,702)	—	—	—	(1,416,099)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	5,448,557	41,191,921	(2,684,914)	(1,523,459)	(3,125,764)	(9,089,757)
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,889,579	43,640,263	19,840,890	(1,097,031)	1,273,232	(12,668,605)
NET ASSETS:
Beginning of period	108,321,455	64,681,192	119,680,506	120,777,537	43,048,677	55,717,282
End of period†	$116,211,034	$108,321,455	$139,521,396	$119,680,506	$44,321,909	$43,048,677
† Includes accumulated undistributed net investment income (loss)	$6,992,086	$4,353,169	$(400,103)	$8,060	$(424,118)	$(110,152)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focus Growth and Income		Focus Value		Allocation Growth
	For the six months ended September 30, 2007 (unaudited)	For the year ended March 31, 2007	For the six months ended September 30, 2007 (unaudited)	For the year ended March 31, 2007	For the six months ended September 30, 2007 (unaudited)	For the year ended March 31, 2007
OPERATIONS:
Net investment income (loss)	$7,435	$419,094	$1,096,686	$1,319,542	$(168,476)	$448,264
Net realized gain (loss) on investments and foreign currencies	6,244,265	12,344,624	13,061,124	17,959,313	3,249,495	5,425,885
Net unrealized gain (loss) on investments and foreign currencies	3,763,087	(2,175,090)	572,053	5,508,605	10,226,944	9,781,876
Net increase (decrease) in net assets resulting from operations	10,014,787	10,588,628	14,729,863	24,787,460	13,307,963	15,656,025
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	—	(423,913)	—	(262,620)	—	—
Net investment income — Class 3	—	(246,521)	—	(145,791)	—	—
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	(2,341,419)	—	(1,812,005)	—	—
Net realized gain on investments — Class 3	—	(1,510,847)	—	(1,381,287)	—	(563,166)
Total distributions to shareholders	—	(4,522,700)	—	(3,601,703)	—	(563,166)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(2,264,114)	5,231,237	14,407,395	24,309,413	20,723,445	101,744,497
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,750,673	11,297,165	29,137,258	45,495,170	34,031,408	116,837,356
NET ASSETS:
Beginning of period	86,746,134	75,448,969	160,646,039	115,150,869	180,221,302	63,383,946
End of period†	$94,496,807	$86,746,134	$189,783,297	$160,646,039	$214,252,710	$180,221,302
† Includes accumulated undistributed net investment income (loss)	$426,529	$419,094	$2,400,257	$1,303,571	$2,034,975	$2,203,451

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Allocation Moderate Growth		Allocation Moderate		Allocation Balanced
	For the six months ended September 30, 2007 (unaudited)	For the year ended March 31, 2007	For the six months ended September 30, 2007 (unaudited)	For the year ended March 31, 2007	For the six months ended September 30, 2007 (unaudited)	For the year ended March 31, 2007
OPERATIONS:
Net investment income (loss)	$(238,503)	$1,603,465	$(167,690)	$1,686,212	$(97,766)	$1,004,938
Net realized gain (loss) on investments and foreign currencies	3,094,301	7,291,615	2,329,052	5,194,538	1,035,633	1,699,658
Net unrealized gain (loss) on investments and foreign currencies	15,452,200	12,682,263	7,901,965	6,639,209	3,078,379	2,961,161
Net increase (decrease) in net assets resulting from operations	18,307,998	21,577,343	10,063,327	13,519,959	4,016,246	5,665,757
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	—	—	—	—	—	—
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	(791,484)	—	(618,149)	—	(533,317)
Total distributions to shareholders	—	(791,484)	—	(618,149)	—	(533,317)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	96,118,519	139,634,443	45,415,579	87,456,751	14,717,081	36,225,217
TOTAL INCREASE (DECREASE) IN NET ASSETS	114,426,517	160,420,302	55,478,906	100,358,561	18,733,327	41,357,657
NET ASSETS:
Beginning of period	259,624,847	99,204,545	169,940,802	69,582,241	82,257,237	40,899,580
End of period†	$374,051,364	$259,624,847	$225,419,708	$169,940,802	$100,990,564	$82,257,237
† Includes accumulated undistributed net investment income (loss)	$3,576,901	$3,815,404	$2,671,444	$2,839,134	$1,284,954	$1,382,720

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited)

1.  Description of Business and Basis of Presentation: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they participate through Variable Contracts offered by affiliated life insurance companies (the "Life Companies"). AIG SunAmerica Asset Management Corp. ("AIG SAAMCo" or "Adviser"), an affiliate of the Life Companies and an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), manages the Trust. An affiliated life company, AIG SunAmerica Life Assurance Company, is the parent company to AIG SAAMCo.

The Trust currently consists of 24 separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional portfolios or classes in the future. Six of the Portfolios, called the "Seasons Portfolios," are available only through the selection of one of four variable investment "strategies" described in the Seasons Variable Contract prospectus. Eighteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Portfolios as variable investment options under  Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios and the Seasons Focused Portfolios (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) except for the Seasons Managed Allocation Portfolios, Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

The investment objectives for each Portfolio are as follows:

Seasons Portfolios

The Multi-Managed Growth Portfolio seeks long-term growth of capital.

The Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective.

The Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital.

The Multi-Managed Income Portfolio seeks capital preservation.

The Asset Allocation: Diversified Growth Portfolio seeks capital appreciation by investing primarily through a strategic allocation of approximately 80% of its assets in equity securities and approximately 20% of its assets in fixed income securities.

The Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks.

Seasons Select Portfolios

The Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a growth strategy.

The Large Cap Composite Portfolio seeks long-term growth of capital and growth of dividend income by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies that offer the potential for long-term growth of capital or dividends.

The Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies selected through a growth strategy.

The Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies selected through a value strategy.

The Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small companies.

The International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The Diversified Fixed Income Portfolio seeks relatively high current income and secondarily capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, mortgage-backed securities, investment grade debt securities, and high yield/high risk bonds.

The Strategic Fixed Income Portfolio seeks a high level of current income and, secondarily, capital appreciation over the long term, by investing, under normal circumstances, at least 80% of its net assets in multiple sectors of the fixed income market, including high yield bonds, foreign government and corporate debt securities from developed and emerging markets, mortgage-backed securities and U.S. government, agency and investment grade securities.

The Cash Management Portfolio seeks high current yield while preserving capital by investing in a diversified selection of money market instruments.

Seasons Focused Portfolios

The Focus Growth Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria without regard to market capitalization.

The Focus TechNet Portfolio seeks long-term growth of capital through active trading of equity securities of companies that demonstrate the potential for long-term growth of capital and that are believed to benefit significantly from technological advances or improvements without regard to market capitalization. Under normal circumstances, at least 80% of its net assets will be invested in such securities.

The Focus Growth and Income Portfolio seeks long-term growth of capital and current income through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that are believed to have elements of growth and value, issued by large cap companies including those that offer the potential for a reasonable level of current income. A growth orientation or value orientation may be emphasized at any particular time.

The Focus Value Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of a value criteria, without regard to market capitalization.

Seasons Managed Allocation Portfolios

The Allocation Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 80% of its net assets plus borrowings for investment purposes in equity portfolios.

The Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests no more than 70% of its net assets in equity portfolios.

Each Portfolio, except for the Asset Allocation: Diversified Growth, Stock, Diversified Fixed Income, Strategic Fixed Income, and Cash Management Portfolios are organized as a "non-diversified" Portfolio of the Trust (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Select Portfolio(s)") allocates all of its assets among three or four distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). The four Managers of the Multi-Managed Seasons Portfolios are AIG SAAMCo, Janus Capital Management LLC ("Janus"), Lord Abbett & Company LLC ("Lord Abbett") and Wellington Management Company, LLP ("WMC"). New share purchase and redemption requests in each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such Portfolio as described in the chart below.

Portfolio	Aggressive Growth component AIG SAAMCo	Growth component Janus	Balanced component Lord Abbett/ AIG SAAMCo	Fixed Income component WMC
Multi-Managed Growth	20%	40%	14%/6%	20%
Multi-Managed Moderate Growth	18	28	12.6/5.4	36
Multi-Managed Income/Equity	0	18	14/14	54
Multi-Managed Income	0	8	8.5/8.5	75

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

Each Seasons Select Portfolio except the Cash Management Portfolio (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)") is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to track a target index, or a subset of an index.

The Seasons Focused Portfolios offer access to several different professional Managers each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated Portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio (except for the Diversified Fixed Income Portfolio and the Strategic Fixed Income Portfolio) will be allocated equally among the Managers, unless AIG SAAMCo determines, subject to the review of the Board of Trustees, that a different allocation of assets would be in the best interest of the Portfolio and its shareholders. The assets of the Diversified Fixed Income Portfolio are not divided equally between the three managers, but have a targeted allocation of 50% to one Manager, AIG Global Investment Corp. ("AIGGIC"), with a portion actively managed and another passively managed and 25% each to the two other Managers. With respect to the Strategic Fixed Income Portfolio, AIG SAAMCo intends to allocate the Portfolio's assets, including new cash, between the three Managers with a targeted allocation of approximately 40% each to the two Managers responsible for subadvising the corporate high-yield debt and mortgage-backed securities portions of the Portfolio and 20% to the Manager subadvising the emerging market debt portion of the Portfolio.

Indemnifications: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote. Pursuant to an Indemnification Agreement between the Trust and each Disinterested Trustee, the Trust has agreed to indemnify each Disinterested Trustee against liabilities and expenses that may be incurred by such Disinterested Trustee in connection with claims, suits or proceedings arising as a result of their service as a Trustee of the Trust.

2.  Significant Accounting Policies: The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be the normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures abopted in good faith by the Board of Directors.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost of the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked-to-market daily based upon quotations from market makers. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Foreign Currency Translation: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries' tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations. For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a marked-to-market basis to ensure that the value at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

At September 30, 2007, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Portfolio	Percentage Interest	Principal Amount
Multi-Managed Growth	3.67%	$7,501,000
Multi-Managed Moderate Growth	6.67	13,625,000
Large Cap Composite	0.28	573,000
Small Cap	6.70	13,702,000
Focus Growth	3.00	6,138,000
Focus Growth and Income	0.76	1,560,000
Focus TechNet	0.12	246,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated September 28, 2007, bearing interest at a rate of 3.70% per annum, with a principal amount of $204,370,000, a repurchase price of $204,433,014, a maturity date of October 1, 2007. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bills	3.75%	03/13/08	$1,270,000	$1,246,188
U.S. Treasury Notes	3.75	05/15/08	100,035,000	101,186,903
U.S. Treasury Notes	4.63	02/29/08	19,100,000	19,195,500
U.S. Treasury Bonds	6.25	08/15/23	75,100,000	86,834,375

In addition, at September 30, 2007, certain Portfolios held an undivided interest in two separate joint repurchase agreements with UBS Securities, LLC. The following Portfolios held the first one:

Portfolio	Percentage Interest	Principal Amount
Diversified Fixed Income	1.48%	$9,264,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated September 28, 2007, bearing interest at a rate of 3.90% per annum, with a principal amount of $625,000,000, a repurchase price of $625,203,125, and a maturity date of October 1, 2007. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.63%	07/15/17	$565,650,000	$576,963,082
U.S. Treasury Bonds	2.38	01/15/25	59,350,000	60,537,536

The second UBS Securities, LLC joint repurchase agreement was held in the following Portfolio:

Portfolio	Percentage Interest	Principal Amount
Multi-Managed Growth	1.42%	$3,535,000
Multi-Managed Moderate Growth	4.47	11,110,000
Multi-Managed Income/Equity	5.79	14,400,000
Multi-Managed Income	4.94	12,285,000
Large Cap Value	0.90	2,235,000
Mid Cap Growth	0.93	2,325,000
Diversified Fixed Income	0.18	450,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated September 28, 2007, bearing interest at a rate of 3.95% per annum, with a principal amount of $248,660,000, a repurchase price of $248,741,881, and a maturity date of October 1, 2007. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	4.25%	08/15/14	$50,000,000	$49,993,108
U.S. Treasury Bonds	9.25	02/15/16	151,893,000	203,518,000

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

Futures Contracts:  A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant ("the broker"). The Portfolios' activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin'' and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

At September 30, 2007, the due from broker amount as disclosed in the Statements of Assets and Liabilities for the Diversified Fixed Income Portfolio includes amount set aside for margin requirements for open futures contracts.

Swap Contracts: Certain Portfolios have entered into interest rate, equity and/or total return swap contracts. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Equity swaps are contracts that are typically entered into for the purpose of investing in a market without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) in the Statement of Operations. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities.

Stripped Mortgage-Backed Securities:  Stripped Mortgage-Backed Securities (SMBS") are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield.

Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar roll transactions using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. During the six months ended September 30, 2007, none of the portfolios entered into dollar roll transactions.

Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed transaction costs.

Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current market value of the option. When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

Written Options
	Asset Allocation: Diversified Growth Portfolio		Mid Cap Growth Portfolio
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding as of March 31, 2007	—	$—	—	$—
Options written	4,840,563	193,349	71	9,013
Options terminated in closing purchase transactions	—	—	—	—
Options exercised	—	—	—	—
Options expired (written)	—	—	—	—
Options outstanding as of September 30, 2007	4,840,563	$193,349	71	$9,013

Short Sales: Certain Portfolios may engage in "short sales against the box". A short sale is against the box to the extent that the Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security ("short sales"). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

3.  New Accounting Pronouncements: On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretaion No.48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management has evaluated the implications of FIN 48 and determined there is no impact to the financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2007, the Trust does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

4.  Federal Income Taxes: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies and investments in partnerships, treatment of defaulted securities and derivative transactions.

	For the Year Ended March 31, 2007
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-Term Gain/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gain
Multi-Managed Growth	$2,609,860	$(12,470,581)	$14,527,730	$1,142,321	$—
Multi-Managed Moderate Growth	6,942,967	4,541,907	20,077,686	4,096,139	—
Multi-Managed Income/Equity	8,457,178	3,442,815	11,495,493	6,330,514	—

	For the Year Ended March 31, 2007
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-Term Gain/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gain
Multi-Managed Income	$6,916,555	$399,327	$4,075,605	$5,785,769	$2,039,398
Asset Allocation: Diversified Growth	12,984,734	23,165,036	54,449,123	6,688,214	5,531,075
Stock	4,405,248	19,705,379	50,618,544	523,204	19,823,442
Large Cap Growth	1,319,756	2,411,632	21,984,466	—	—
Large Cap Composite	797,513	1,379,195	5,902,326	174,798	—
Large Cap Value	6,115,559	11,163,102	44,149,504	3,676,168	8,031,342
Mid Cap Growth	4,575,759	10,856,421	24,642,603	3,832,972	7,445,698
Mid Cap Value	3,855,688	18,835,503	39,660,721	4,184,120	16,057,267
Small Cap	8,795,527	7,093,798	15,700,282	4,945,877	3,569,935
International Equity	16,947,094	12,537,013	59,752,714	9,669,589	3,455,264
Diversified Fixed Income	8,480,646	(770,478)	(521,896)	6,361,602	34,217
Strategic Fixed Income	1,679,450	94,910	1,441,511	2,993,720	—
Cash Management	4,353,168	(217)	(1,797)	1,927,702	—
Focus Growth	—	(594,517)	21,212,572	—	—
Focus TechNet	—	(386,021)	6,481,953	21,471	1,394,628
Focus Growth and Income	5,398,581	6,572,001	9,494,590	898,092	3,624,608
Focus Value	6,983,110	12,286,990	25,440,188	408,411	3,193,292
Allocation Growth	2,277,434	3,599,436	14,322,954	149,014	414,152
Allocation Moderate Growth	4,242,476	4,665,255	17,923,294	274,389	517,095
Allocation Moderate	3,077,168	3,805,388	9,796,566	262,035	356,114
Allocation Balanced	1,583,350	1,166,246	4,097,977	333,400	199,917

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of March 31, 2007, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Capital Loss Carryforward
Portfolio	2011	2012	2013	2014	2015
Multi-Managed Growth	$10,598,157	$1,872,424	$—	$—	$—
Multi-Managed Moderate Growth	—	—	—	—	—
Multi-Managed Income/Equity	—	—	—	—	—
Multi-Managed Income	—	—	—	—	—
Asset Allocation: Diversified Growth	—	—	—	—	—
Stock	—	—	—	—	—
Large Cap Growth	—	—	—	—	—
Large Cap Composite	—	—	—	—	—
Large Cap Value	—	—	—	—	—
Mid Cap Growth	—	—	—	—	—
Mid Cap Value	—	—	—	—	—
Small Cap	—	—	—	—	—
International Equity	—	—	—	—	—
Diversified Fixed Income	—	—	—	—	770,478
Strategic Fixed Income	—	—	—	—	—
Cash Management	—	—	—	—	217
Focus Growth	594,517	—	—	—	—
Focus TechNet	—	—	—	—	386,021
Focus Growth and Income	—	—	—	—	—
Focus Value	—	—	—	—	—
Allocation Growth	—	—	—	—	—
Allocation Moderate Growth	—	—	—	—	—
Allocation Moderate	—	—	—	—	—
Allocation Balanced	—	—	—	—	—

The Portfolio's indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the year ended March 31, 2007.

Portfolio	Carryforward Capital Loss Utilized
Multi-Managed Growth	$16,581,118
Multi-Managed Moderate Growth	10,172,216
Multi-Managed Income/Equity	44,566
Multi-Managed Income	—
Asset Allocation: Diversified Growth	—
Stock	—
Large Cap Growth	5,896,262
Large Cap Composite	622,331
Large Cap Value	—
Mid Cap Growth	—
Mid Cap Value	—
Small Cap	—
International Equity	—
Diversified Fixed Income	—
Strategic Fixed Income	—
Cash Management	—
Focus Growth	3,879,888
Focus TechNet	—
Focus Growth and Income	—
Focus Value	—
Allocation Growth	—
Allocation Moderate Growth	—
Allocation Moderate	—
Allocation Balanced	—

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Portfolio's fiscal year end may be deferred as occuring on the first day of the following year. For the year ended March 31, 2007, the Portfolios which elected to defer capital and currency losses were as follows:

Portfolio	Deferred Post-October Capital Loss	Deferred Post-October Currency Loss
Multi-Managed Growth	$4,751,611	$—
Multi-Managed Moderate Growth	—	—
Multi-Managed Income/Equity	—	—
Multi-Managed Income	51,403	—
Asset Allocation: Diversified Growth	—	1,689,221
Stock	—	17,117
Large Cap Growth	—	2,648
Large Cap Composite	—	630
Large Cap Value	—	292
Mid Cap Growth	—	—
Mid Cap Value	—	—
Small Cap	—	—
International Equity	—	—
Diversified Fixed Income	240,650	—
Strategic Fixed Income	—	821
Cash Management	—	—
Focus Growth	—	—
Focus TechNet	—	658
Focus Growth and Income	—	—
Focus Value	—	14,384
Allocation Growth	—	—
Allocation Moderate Growth	—	—
Allocation Moderate	—	—
Allocation Balanced	—	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Multi-Managed Growth	$25,984,341	$(2,932,058)	$23,052,283	$134,377,923
Multi-Managed Moderate Growth	37,605,158	(5,495,325)	32,109,833	281,339,592
Multi-Managed Income/Equity	21,140,974	(3,056,488)	18,084,486	233,941,317
Multi-Managed Income	7,696,441	(1,960,720)	5,735,721	163,120,771
Asset Allocation: Diversified Growth	64,531,795	(11,499,250)	53,032,545	339,672,668
Stock	74,229,942	(3,019,007)	71,210,935	250,951,678
Large Cap Growth	53,199,183	(5,433,697)	47,765,486	242,201,534
Large Cap Composite	9,932,610	(888,483)	9,044,127	44,774,043
Large Cap Value	60,711,011	(6,797,967)	53,913,044	326,030,265
Mid Cap Growth	39,227,459	(5,106,865)	34,120,594	149,000,251
Mid Cap Value	33,148,086	(9,384,010)	23,764,076	217,522,047
Small Cap	23,395,432	(12,901,370)	10,494,062	202,594,517
International Equity	84,040,891	(8,129,155)	75,911,736	381,661,708
Diversified Fixed Income	2,578,431	(2,714,333)	(135,902)	257,960,326
Strategic Fixed Income	1,353,908	(2,203,989)	(850,081)	132,921,760
Cash Management	16,039	(216,261)	(200,222)	116,405,443
Focus Growth	42,182,379	(1,591,211)	40,591,168	96,546,054
Focus TechNet	9,410,820	(1,793,784)	7,617,036	36,859,390
Focus Growth and Income	14,777,102	(1,519,428)	13,257,674	79,790,702
Focus Value	29,264,879	(3,252,845)	26,012,034	163,172,164
Allocation Growth	24,661,091	(111,193)	24,549,898	190,013,141
Allocation Moderate Growth	33,615,467	(239,973)	33,375,494	340,556,360
Allocation Moderate	17,842,327	(143,796)	17,698,531	207,467,988
Allocation Balanced	7,203,929	(27,573)	7,176,356	93,712,734

5.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan): AIG SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with AIG SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of AIG SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
Multi-Managed Growth	0-$250 million	0.89%
	> $250 million	0.84%
	> $500 million	0.79%
Multi-Managed Moderate Growth	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Multi-Managed Income/Equity	0-$250 million	0.81%
	> $250 million	0.76%
	> $500 million	0.71%
Multi-Managed Income	0-$250 million	0.77%
	> $250 million	0.72%
	> $500 million	0.67%
Asset Allocation: Diversified Growth†	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Stock	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Large Cap Growth, Large Cap Composite, Large Cap Value	0-$250 million	0.80%
	> $250 million	0.75%
	> $500 million	0.70%

Portfolio	Assets	Management Fees
Mid Cap Growth, Mid Cap Value, Small Cap	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
International Equity	0-$250 million	0.95%
	> $250 million	0.90%
	> $500 million	0.85%
Diversified Fixed Income	0-$200 million	0.70%
	> $200 million	0.65%
	> $400 million	0.60%
Strategic Fixed Income	0-$200 million	0.80%
	> $300 million	0.75%
	> $500 million	0.70%
Cash Management	0-$100 million	0.475%
	> $100 million	0.45%
	> $500 million	0.425%
	> $1 billion	0.40%
Focus Growth	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Focus TechNet	0-$250 million	1.20%
	> $250 million	1.10%
	> $500 million	1.00%
Focus Growth and Income	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Focus Value	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Allocation Growth,Allocation Moderate Growth, Allocation Moderate,Allocation Balanced	> 0	0.10%

† Effective October 1, 2005, the Adviser voluntarily agreed to, until further notice, waive 0.10% of investment advisory fees for the Asset Allocation: Diversified Growth Portfolio. For the six months ended September 30, 2007, the amount of advisory fees waived were $196,235.

The Agreement authorizes AIG SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of AIG SAAMCo, which acts as Adviser,) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with AIG SAAMCo. Each of the Subadvisers, except "AIGGIC", is independent of AIG SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of AIG SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser
Multi-Managed Growth	Janus Lord Abbett AIG SAAMCo WMC
Multi-Managed Moderate Growth	Janus Lord Abbett AIG SAAMCo WMC
Multi-Managed Income/Equity	Janus Lord Abbett AIG SAAMCo WMC

Portfolio	Subadviser
Multi-Managed Income	Janus Lord Abbett AIG SAAMCo WMC
Asset Allocation: Diversified Growth Stock	Putnam Investment Management, LLC T. Rowe Price Associates, Inc. ("T. Rowe Price")
Large Cap Growth	AIGGIC Goldman Sachs Asset Management, L.P. Janus
Large Cap Composite	AIGGIC AIG SAAMCo T. Rowe Price
Large Cap Value	AIGGIC T. Rowe Price WMC
Mid Cap Growth	AIGGIC T. Rowe Price WMC
Mid Cap Value	AIGGIC Goldman Sachs Asset Management, L.P. Lord Abbett
Small Cap	AIGGIC ClearBridge Advisors, LLC ("ClearBridge") AIG SAAMCo
International Equity	AIGGIC Goldman Sachs Asset Management International Lord Abbett
Diversified Fixed Income	AIGGIC AIG SAAMCo WMC
Strategic Fixed Income	AIGGIC Franklin Advisers, Inc. Western Asset Management ("WAM")
Cash Management	Columbia Management Advisors, LLC
Focus Growth	Janus AIG SAAMCo# Marsico Capital Management, LLC ("Marsico")
Focus TechNet	RCM Capital Management, LLC AIG SAAMCo BAMCO, Inc.
Focus Growth and Income	AIG SAAMCo Marsico Thornburg Investment Management, Inc.
Focus Value	Northern Trust Investments, N.A. Third Avenue Management, LLC J.P. Morgan Investment Management, Inc.
Allocation Growth	Ibbotson Associates Advisors, LLC
Allocation Moderate Growth	Ibbotson Associates Advisors, LLC
Allocation Moderate	Ibbotson Associates Advisors, LLC
Allocation Balanced	Ibbotson Associates Advisors, LLC

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets:

Portfolio	Class 1	Class 2	Class 3
Large Cap Composite	1.10%	1.25%	1.35%
Small Cap	1.15	1.30	1.40
International Equity	1.30	1.45	1.55
Focus TechNet	—	1.65	1.75
Allocation Balanced	—	—	0.35

The Adviser also may voluntarily waive fees or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years of making such waivers and reimbursements, provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the foregoing expense limitations.

For the period ended September 30, 2007, SAAMCo has agreed to waive fees or reimburse expenses as follows:

Portfolio	Amount
Large Cap Composite	$41,982
Focus TechNet	18,458

At September 30, 2007, the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

Portfolio	Amount Recouped	Balance Subject to Recoupment
Large Cap Composite	$—	$106,201
Focus TechNet	12,857	23,749

Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. Accordingly, for the six months ended September 30, 2007, service fees were paid (see Statement of Operations) based on the aforementioned rates.

On September 28, 2007, the Cash Management Portfolio purchased $5,000,000 par amount of Surrey Funding Corp. 5.75% due 10/1/07, which has an industry classification as a Securities Holding Company. As a result of the purchase, the Portfolio's total in the Securities Holding Companies industry sector was 28.5%, which exceeded the Portfolio's limit of 25% in any one industry. The security matured on October 1, 2007 which reduced the Securities Holding Companies industry sector to less than the 25% limit. The subsequent maturity did not result in a gain or loss to the Portfolio.

On June 13, 2007, AIG SunAmerica Asset Management Corp. made the following payments to the Portfolios set forth below, which represent the net difference between amounts realized by those Portfolios upon the disposition of AIG stock which converted from American General Corp. stock upon the acquisition of American General Corp. by AIG, and amounts those Portfolios would have realized had they sold such stock on the date that AIG SunAmerica Asset Management Corp. became affliated with American General Corp., based on the closing price with respect to such date (August 29, 2001).

Portfolio	Amount
Multi-Managed Growth	$175,000
Multi-Managed Moderate Growth	403,650

6.  Expense Reductions:  Through expense offset arrangements resulting from broker commission recapture, a portion of the Trust's expenses have been reduced. For the six months ended September 30, 2007, the amount of expense reductions received by each Portfolio, used to offset the Portfolio's non-affiliated expenses, were as follows:

Portfolio	Total Expense Reductions
Multi-Managed Growth	$11,315
Multi-Managed Moderate Growth	18,724
Multi Managed Income/Equity	2,270
Multi-Managed Income Growth	549
Asset Allocation: Diversified Growth	5,626
Stock	2,026
Large Cap Growth	8,032
Large Cap Growth Composite	2,225
Large Cap Value	1,706
Mid-Cap Growth	3,528
Mid-Cap Value	5,042
Small Cap	22,039
International Equity	528
Focus Growth	8,042
Focus Value	10,007

7.  Purchases and Sales of Securities: The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended September 30, 2007 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchase of U.S. government securities	Sales of U.S. government securities
Multi-Managed Growth	$99,133,953	$109,620,879	$16,587,326	$17,329,641
Multi-Managed Moderate Growth	238,308,426	241,166,814	53,801,658	52,388,049
Multi-Managed Income/Equity	197,120,719	183,388,143	61,649,205	65,319,651
Multi-Managed Income	167,349,991	153,117,450	55,771,965	59,612,215
Asset Allocation:
Diversified Growth	172,994,124	188,554,867	15,574,536	15,614,341
Stock	70,615,255	99,423,140	—	—
Large Cap Growth	71,754,282	59,385,067	—	—
Large Cap Composite	19,268,160	21,808,481	—	—
Large Cap Value	71,103,079	44,037,874	—	—
Mid Cap Growth	62,331,072	63,685,898	—	—
Mid Cap Value	99,575,718	71,750,549	—	—
Small Cap	124,228,785	123,134,349	—	—
International Equity	160,797,421	126,107,997	—	—
Diversified Fixed Income	20,225,962	22,273,657	82,239,617	72,105,212
Strategic Fixed Income	38,954,168	25,458,457	29,280,478	19,041,535
Cash Management	—	—	—	—
Focus Growth	70,717,862	81,719,205	—	—
Focus TechNet	29,922,625	33,327,585	—	—
Focus Growth and Income	95,742,200	96,958,240	—	—
Focus Value	86,047,406	64,760,311	—	—
Allocation Growth	40,542,813	19,347,102	—	—
Allocation Moderate Growth	119,468,373	23,092,953	—	—
Allocation Moderate	67,634,571	22,358,490	—	—
Allocation Balanced	24,946,618	10,210,000	—	—

8.	Capital Share Transactions: Transactions in capital shares of each class of each Portfolio were as follows:

	Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007		For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	32,755	$481,686	163,500	$2,130,966	221,514	$3,236,658	1,036,346	$13,561,048
Reinvested dividends	—	—	23,462	320,934	—	—	43,943	600,018
Shares redeemed	(400,971)	(5,846,023)	(861,547)	(11,371,277)	(752,384)	(10,966,242)	(1,608,733)	(21,290,877)
Net increase (decrease)	(368,216)	$(5,364,337)	(674,585)	$(8,919,377)	(530,870)	$(7,729,584)	(528,444)	$(7,129,811)

	Multi-Managed Growth Portfolio
	Class 3
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	645,605	$9,406,147	1,001,619	$13,133,487
Reinvested dividends	—	—	16,229	221,368
Shares redeemed	(429,688)	(6,260,351)	(440,317)	(5,833,420)
Net increase (decrease)	215,917	$3,145,796	577,531	$7,521,435

	Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007		For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	63,697	$918,118	167,843	$2,196,286	520,424	$7,444,232	1,832,806	$23,973,938
Reinvested dividends	—	—	51,989	703,738	—	—	182,672	2,467,563
Shares redeemed	(452,676)	(6,472,386)	(1,037,080)	(13,611,822)	(1,294,866)	(18,353,188)	(2,327,696)	(30,561,195)
Net increase (decrease)	(388,979)	$(5,554,268)	(817,248)	$(10,711,798)	(774,442)	$(10,908,956)	(312,218)	$(4,119,694)

	Multi-Managed Moderate Growth Portfolio
	Class 3
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	993,613	$14,154,695	1,474,148	$19,242,314
Reinvested dividends	—	—	68,529	924,837
Shares redeemed	(616,696)	(8,764,760)	(887,594)	(11,717,293)
Net increase (decrease)	376,917	$5,389,935	655,083	$8,449,858

	Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007		For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	132,369	$1,739,029	162,318	$2,049,922	539,600	$7,090,873	1,492,602	$18,787,822
Reinvested dividends	—	—	74,646	951,260	—	—	310,914	3,955,178
Shares redeemed	(368,637)	(4,865,831)	(884,486)	(11,118,940)	(1,220,221)	(16,085,576)	(2,451,784)	(30,887,164)
Net increase (decrease)	(236,268)	$(3,126,802)	(647,522)	$(8,117,762)	(680,621)	$(8,994,703)	(648,268)	$(8,144,164)

	Multi-Managed Income/Equity Portfolio
	Class 3
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	579,948	$7,613,203	923,805	$11,625,661
Reinvested dividends	—	—	112,055	1,424,077
Shares redeemed	(519,216)	(6,849,084)	(723,239)	(9,083,742)
Net increase (decrease)	60,732	$764,119	312,621	$3,965,996

	Multi-Managed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007		For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	82,468	$1,017,533	174,797	$2,130,556	548,713	$6,756,508	862,113	$10,520,020
Reinvested dividends	—	—	109,683	1,328,015	—	—	406,235	4,910,614
Shares redeemed	(316,097)	(3,929,753)	(758,568)	(9,267,415)	(1,023,854)	(12,699,092)	(1,873,067)	(22,810,859)
Net increase (decrease)	(233,629)	$(2,912,220)	(474,088)	$(5,808,844)	(475,141)	$(5,942,584)	(604,718)	$(7,380,225)

	Multi-Managed Income Portfolio
	Class 3
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	406,245	$5,005,360	702,836	$8,547,548
Reinvested dividends	—	—	131,352	1,586,538
Shares redeemed	(462,759)	(5,727,572)	(722,952)	(8,800,991)
Net increase (decrease)	(56,514)	$(722,212)	111,236	$1,333,095

	Asset Allocation: Diversified Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007		For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	151,065	$2,193,397	161,831	$2,140,645	843,219	$12,233,437	1,867,883	$24,581,066
Reinvested dividends	—	—	160,207	2,171,965	—	—	540,392	7,314,490
Shares redeemed	(667,367)	(9,656,992)	(1,778,529)	(23,388,073)	(1,840,793)	(26,497,521)	(4,312,114)	(56,840,871)
Net increase (decrease)	(516,302)	$(7,463,595)	(1,456,491)	$(19,075,463)	(997,574)	$(14,264,084)	(1,903,839)	$(24,945,315)

	Asset Allocation: Diversified Growth Portfolio
	Class 3
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	1,197,772	$17,292,293	1,674,344	$21,981,680
Reinvested dividends	—	—	202,143	2,732,834
Shares redeemed	(868,103)	(12,510,833)	(1,445,449)	(19,116,323)
Net increase (decrease)	329,669	$4,781,460	431,038	$5,598,191

	Stock Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007		For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	41,534	$804,530	132,313	$2,329,430	315,346	$6,098,239	1,266,167	$22,278,548
Reinvested dividends	—	—	202,047	3,605,168	—	—	682,452	12,097,692
Shares redeemed	(467,903)	(9,110,634)	(1,033,145)	(18,322,764)	(1,312,217)	(25,328,708)	(2,459,465)	(43,492,183)
Net increase (decrease)	(426,369)	$(8,306,104)	(698,785)	$(12,388,166)	(996,871)	$(19,230,469)	(510,846)	$(9,115,943)

	Stock Portfolio
	Class 3
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	667,131	$12,847,621	1,077,869	$18,931,721
Reinvested dividends	—	—	262,638	4,643,786
Shares redeemed	(613,691)	(11,840,895)	(818,063)	(14,463,656)
Net increase (decrease)	53,440	$1,006,726	522,444	$9,111,851

	Large Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007		For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	55,798	$609,858	94,760	$881,056	495,657	$5,265,647	2,635,193	$24,629,879
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(217,064)	(2,310,217)	(278,394)	(2,628,611)	(1,201,543)	(12,683,506)	(2,642,120)	(24,684,735)
Net increase (decrease)	(161,266)	$(1,700,359)	(183,634)	$(1,747,555)	(705,886)	$(7,417,859)	(6,927)	$(54,856)

	Large Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	3,459,972	$36,295,812	8,457,231	$78,875,042
Reinvested dividends	—	—	—	—
Shares redeemed	(1,479,293)	(15,410,854)	(2,489,014)	(23,569,764)
Net increase (decrease)	1,980,679	$20,884,958	5,968,217	$55,305,278

	Large Cap Composite Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007		For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,946	$122,631	37,889	$405,484	89,226	$1,079,061	735,969	$8,032,942
Reinvested dividends	—	—	1,579	18,031	—	—	10,605	120,853
Shares redeemed	(60,835)	(750,809)	(99,935)	(1,089,306)	(321,063)	(3,932,797)	(737,423)	(8,072,893)
Net increase (decrease)	(50,889)	$(628,178)	(60,457)	$(665,790)	(231,837)	$(2,853,736)	9,151	$80,902

	Large Cap Composite Portfolio
	Class 3
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	196,625	$2,393,638	438,427	$4,774,764
Reinvested dividends	—	—	3,155	35,913
Shares redeemed	(113,087)	(1,385,683)	(288,059)	(3,140,968)
Net increase (decrease)	83,538	$1,007,955	153,523	$1,669,709

	Large Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007		For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	93,605	$1,401,725	410,340	$5,663,195	364,150	$5,454,580	2,426,396	$33,002,140
Reinvested dividends	—	—	50,284	703,010	—	—	358,874	4,978,778
Shares redeemed	(205,031)	(3,080,563)	(422,362)	(5,810,932)	(1,100,730)	(16,421,505)	(2,661,073)	(36,007,183)
Net increase (decrease)	(111,426)	$(1,678,838)	38,262	$555,273	(736,580)	$(10,966,925)	124,197	$1,973,735

	Large Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	3,288,556	$48,981,504	7,740,499	$104,967,335
Reinvested dividends	—	—	432,306	6,025,722
Shares redeemed	(981,865)	(14,624,319)	(1,523,401)	(20,517,284)
Net increase (decrease)	2,306,691	$34,357,185	6,649,406	$90,475,773

	Mid Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007		For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	64,817	$1,007,804	46,337	$665,709	471,176	$7,360,752	1,408,333	$20,157,247
Reinvested dividends	—	—	62,718	897,693	—	—	447,667	6,342,337
Shares redeemed	(154,034)	(2,435,685)	(231,507)	(3,301,106)	(913,310)	(14,308,184)	(2,072,126)	(29,326,695)
Net increase (decrease)	(89,217)	$(1,427,881)	(122,452)	$(1,737,704)	(442,134)	$(6,947,432)	(216,126)	$(2,827,111)

	Mid Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	729,592	$11,324,716	1,863,140	$26,296,774
Reinvested dividends	—	—	286,414	4,038,640
Shares redeemed	(404,033)	(6,271,181)	(1,197,935)	(17,188,533)
Net increase (decrease)	325,559	$5,053,535	951,619	$13,146,881

	Mid Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007		For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	43,099	$893,220	109,054	$2,116,292	335,986	$6,914,544	1,146,809	$22,190,625
Reinvested dividends	—	—	84,628	1,616,011	—	—	630,599	12,008,902
Shares redeemed	(107,883)	(2,205,035)	(276,549)	(5,350,593)	(877,681)	(17,949,740)	(1,868,548)	(35,808,619)
Net increase (decrease)	(64,784)	$(1,311,815)	(82,867)	$(1,618,290)	(541,695)	$(11,035,196)	(91,140)	$(1,609,092)

	Mid Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	2,231,654	$45,961,402	1,480,667	$28,469,079
Reinvested dividends	—	—	347,980	6,616,474
Shares redeemed	(326,496)	(6,641,009)	(1,150,244)	(22,315,688)
Net increase (decrease)	1,905,158	$39,320,393	678,403	$12,769,865

	Small Cap Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007		For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	65,168	$733,024	251,066	$2,624,247	805,904	$9,011,791	3,027,871	$31,170,804
Reinvested dividends	—	—	42,129	449,261	—	—	351,333	3,710,362
Shares redeemed	(142,828)	(1,606,221)	(529,594)	(5,572,056)	(999,846)	(11,164,864)	(3,586,800)	(36,822,338)
Net increase (decrease)	(77,660)	$(873,197)	(236,399)	$(2,498,548)	(193,942)	$(2,153,073)	(207,596)	$(1,941,172)

	Small Cap Portfolio
	Class 3
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	2,856,000	$31,328,564	6,405,406	$66,602,936
Reinvested dividends	—	—	414,421	4,356,189
Shares redeemed	(1,717,635)	(19,118,175)	(1,769,844)	(18,275,919)
Net increase (decrease)	1,138,365	$12,210,389	5,049,983	$52,683,206

	International Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007		For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 3007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	273,183	$3,439,860	448,450	$4,964,545	1,197,724	$14,880,324	5,344,655	$58,387,806
Reinvested dividends	—	—	51,747	585,094	—	—	501,336	5,660,357
Shares redeemed	(222,502)	(2,766,132)	(430,222)	(4,783,570)	(2,048,869)	(25,350,523)	(4,127,707)	(44,805,877)
Net increase (decrease)	50,681	$673,728	69,975	$766,069	(851,145)	$(10,470,199)	1,718,284	$19,242,286

	International Equity Portfolio
	Class 3
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	6,084,518	$75,332,506	10,681,269	$116,306,412
Reinvested dividends	—	—	610,157	6,879,402
Shares redeemed	(1,816,971)	(22,071,740)	(2,635,674)	(28,526,953)
Net increase (decrease)	4,267,547	$53,260,766	8,655,752	$94,658,861

	Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007		For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	55,106	$592,023	291,740	$3,091,228	894,450	$9,534,643	2,103,665	$22,218,983
Reinvested dividends	—	—	26,621	282,020	—	—	280,602	2,968,352
Shares redeemed	(245,834)	(2,637,325)	(448,473)	(4,742,883)	(1,215,608)	(12,996,492)	(3,298,194)	(34,796,380)
Net increase (decrease)	(190,728)	$(2,045,302)	(130,112)	$(1,369,635)	(321,158)	$(3,461,849)	(913,927)	$(9,609,045)

	Diversified Fixed Income Portfolio
	Class 3
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	3,447,176	$36,760,489	6,060,006	$63,952,323
Reinvested dividends	—	—	297,855	3,145,447
Shares redeemed	(1,390,255)	(14,827,263)	(1,696,373)	(17,890,902)
Net increase (decrease)	2,056,921	$21,933,226	4,661,488	$49,206,868
	Strategic Fixed Income
	Class 3
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	2,460,700	$25,776,884	5,019,495	$51,731,364
Reinvested dividends	—	—	290,782	2,993,720
Shares redeemed	(1,070,833)	(11,251,209)	(835,714)	(8,608,804)
Net increase (decrease)	1,389,867	$14,525,675	4,474,563	$46,116,280

	Cash Management Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007		For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	428,014	$4,909,967	1,097,622	$12,307,949	4,270,773	$48,885,402	10,138,610	$113,483,723
Reinvested dividends	—	—	9,428	105,144	—	—	91,162	1,015,328
Shares redeemed	(461,239)	(5,280,118)	(936,167)	(10,557,379)	(4,091,008)	(46,775,399)	(9,132,378)	(102,692,358)
Net increase (decrease)	(33,225)	$(370,151)	170,883	$1,855,714	179,765	$2,110,003	1,097,394	$11,806,693

	Cash Management Portfolio
	Class 3
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	4,772,426	$54,408,594	6,889,571	$77,095,539
Reinvested dividends	—	—	72,536	807,230
Shares redeemed	(4,446,412)	(50,699,889)	(4,486,876)	(50,373,255)
Net increase (decrease)	326,014	$3,708,705	2,475,231	$27,529,514

	Focus Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007		For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	47,387	$448,329	69,764	$589,579	442,504	$4,447,762	1,603,998	$13,420,544
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(117,464)	(1,142,077)	(453,235)	(3,860,553)	(918,266)	(8,930,919)	(2,757,394)	(23,608,863)
Net increase (decrease)	(70,077)	$(693,748)	(383,471)	$(3,270,974)	(475,762)	$(4,483,157)	(1,153,396)	$(10,188,319)

	Focus Growth Portfolio
	Class 3
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	994,390	$9,687,338	2,979,491	$25,188,182
Reinvested dividends	—	—	—	—
Shares redeemed	(748,901)	(7,195,347)	(1,550,967)	(13,252,348)
Net increase (decrease)	245,489	$2,491,991	1,428,524	$11,935,834

	Focus TechNet Portfolio
	Class 2				Class 3
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007		For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	332,787	$2,168,258	1,200,098	$7,161,946	434,919	$2,813,689	909,788	$5,433,547
Reinvested dividends	—	—	136,534	826,788	—	—	97,700	589,311
Shares redeemed	(766,874)	(4,980,192)	(2,961,740)	(17,266,414)	(488,742)	(3,127,519)	(1,001,458)	(5,834,935)
Net increase (decrease)	(434,087)	$(2,811,934)	(1,625,108)	$(9,277,680)	(53,823)	$(313,830)	6,030	$187,923
	Focus Growth and Income Portfolio
	Class 2				Class 3
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007		For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	348,574	$4,317,155	1,253,198	$14,089,168	458,693	$5,570,454	937,173	$10,404,078
Reinvested dividends	—	—	242,600	2,765,332	—	—	154,561	1,757,368
Shares redeemed	(724,850)	(8,785,064)	(1,526,160)	(16,758,280)	(278,880)	(3,366,659)	(636,115)	(7,026,429)
Net increase (decrease)	(376,276)	$(4,467,909)	(30,362)	$96,220	179,813	$2,203,795	455,619	$5,135,017

	Focus Value Portfolio
	Class 2				Class 3
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007		For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	536,473	$10,240,443	1,597,885	$26,090,745	1,401,788	$26,157,239	1,984,033	$32,574,034
Reinvested dividends	—	—	121,009	2,074,625	—	—	89,214	1,527,078
Shares redeemed	(674,593)	(12,762,514)	(1,660,617)	(26,985,111)	(494,390)	(9,227,773)	(669,730)	(10,971,958)
Net increase (decrease)	(138,120)	$(2,522,071)	58,277	$1,180,259	907,398	$16,929,466	1,403,517	$23,129,154

	Allocation Growth Portfolio
	Class 3
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	2,755,006	$36,513,156	9,938,682	$116,865,998
Reinvested dividends	—	—	45,313	563,166
Shares redeemed	(1,190,889)	(15,789,711)	(1,314,432)	(15,684,667)
Net increase (decrease)	1,564,117	$20,723,445	8,669,563	$101,744,497
	Allocation Moderate Growth Portfolio
	Class 3
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	9,667,316	$123,118,831	14,251,982	$162,821,177
Reinvested dividends	—	—	65,652	791,484
Shares redeemed	(2,121,461)	(27,000,312)	(2,082,527)	(23,978,218)
Net increase (decrease)	7,545,855	$96,118,519	12,235,107	$139,634,443
	Allocation Moderate Portfolio
	Class 3
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	5,055,750	$62,091,993	9,499,344	$105,753,683
Reinvested dividends	—	—	52,878	618,149
Shares redeemed	(1,362,357)	(16,676,414)	(1,667,198)	(18,915,081)
Net increase (decrease)	3,693,393	$45,415,579	7,885,024	$87,456,751
	Allocation Balanced Portfolio
	Class 3
	For the six months ended September 30, 2007 (unaudited)		For the year ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	2,081,842	$24,260,444	4,315,152	$46,822,952
Reinvested dividends	—	—	47,560	533,317
Shares redeemed	(822,707)	(9,543,363)	(1,020,514)	(11,131,052)
Net increase (decrease)	1,259,135	$14,717,081	3,342,198	$36,225,217

9.   Transactions with Affiliates: The following Portfolios incurred brokerage commissions with affiliated brokers during the period ended September 30, 2007:

Portfolio	Banc of America Securities, LLC	Goldman Sachs & Co.	Goldman Sachs (Asia), LLC	Goldman Sachs Execution & Clearing L.P.	J.P. Morgan Securities, Inc.	M.J. Whitman, LLC
Large Cap Growth	$—	$—	$—	$365	$—	$—
Mid Cap Value	—	502	—	75	—	—
International Equity	—	18,387	4,457	351	—	—
Focus Growth	985	—	—	—	—	—
Focus Growth & Income	5,644	—	—	—	—	—
Focus Value	—	—	—	—	4,188	7,766

As disclosed in the Portfolio of Investments, certain Portfolios own securities issued by AIG or an affiliate thereof. During the period ended September 30, 2007, the following Portfolios recorded realized gain (loss) and income on security transactions of AIG and affiliates of AIG as follows:

Portfolio	Security	Income	Market Value at March 31, 2007	Cost of Purchases	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Market Value at September 30, 2007
Large Cap Growth	AIG	$133,260	$2,156,418	$108,030	$16,809	$521	$14,733	$2,262,893
Large Cap Composite	AIG	13,348	223,977	725	7,051	1,240	(179)	218,712
Allocation Growth	Various Seasons Series
	Trust Portfolios*	—	179,890,889	40,542,813	19,347,102	3,249,495	10,226,944	214,563,039
Allocation Moderate Growth	Various Seasons Series Trust Portfolios*	—	259,009,932	119,468,373	23,092,952	3,094,301	15,452,200	373,931,854
Allocation Moderate	Various Seasons Series
	Trust Portfolios*	—	169,659,421	67,634,571	22,358,490	2,329,052	7,901,965	225,166,519
Allocation Balanced	Various Seasons Series
	Trust Portfolios*	—	82,038,461	24,946,617	10,210,000	1,035,633	3,078,379	100,889,090

*  See Portfolio of Investments for details.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio's net assets. At September 30, 2007, each Managed Allocation Portfolio held less than 32% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio. In addition, the Managed Allocation Portfolios, in the aggregate, held less than 77% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio.

10.  Investment Concentrations: All Portfolios except the Cash Management Portfolio may invest internationally, including in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equity Portfolio, which at September 30, 2007 had approximately 14.7% and 20.9% of its net assets invested in equity securities of companies domiciled in Japan and the United Kingdom, respectively.

11. Lines of Credit: The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co., the Portfolios' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75 million committed lines of credit which is included in other expenses on the Statement of Operations. Borrowings under the lines of credit will commence when the Portfolio's cash shortfall exceeds $100,000. For the period ended September 30, 2007, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Multi-Managed Growth	41	$5,117	$776,401	5.79%
Multi-Managed Moderate Growth	35	5,568	989,051	5.80
Multi-Managed Income/Equity	52	4,219	503,857	5.80
Multi-Managed Income	49	1,704	217,429	5.77
Mid Cap Growth	10	364	224,205	5.84
Mid Cap Value	2	968	2,996,267	5.81
International Equity	16	1,251	483,319	5.82

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Strategic Fixed Income	33	$2,927	$557,611	5.70
Focus TechNet	55	902	103,911	5.77
Focus Growth and Income	5	303	374,205	5.84

At September 30, 2007, Multi-Managed Income Portfolio had a balance open under the line of credit of $245,331.

12. Interfund Lending Agreement: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by AIG SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended September 30, 2007, none of the Portfolios participated in the program.

13. Security Transactions with Affiliated Portfolios:  The Portfolios are permitted to purchase or sell securities from or certain other affiliated portfolis under specified conditions outlined in the procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a portfolio from or to another portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effective at the current market price. For the period ended September 30, 2007, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from sales	Realized Gain/(Loss)
Stock	$—	$387,225	$3,689
Large Cap Growth	152,453	—	—
Large Cap Composite	41,366	23,761	(7,867)
Large Cap Value	212,695	35,744	2,661
Small Cap	132,521	—	—

14. Other Matters:  The matter related to AIG's settlement with the Securities and Exchange Commission (the "Commission") and other governmental authorities that was reported in recent shareholder reports has been resolved. With respect to such matter, in September 2007, the Commission issued a permanent exemptive order (the "Order") pursuant to Section 9(c) of the Investment Company Act of 1940, as amended, to American International Group, Inc. (AIG) and certain affiliated persons of AIG, including AIG SunAmerica Asset Management Corp., and AIG Global Investment Corp. The Order permits each entity to continue to provide advisory services to the Trust. There has been no adverse impact on the Trust or the Trust's shareholders.

15. Subsequent Event: On October 2, 2007, the Board approved an advisory fee waiver of 0.15% for the Focus TechNet Portfolio. The fee waiver is effective November 1, 2007.

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Multi-Managed Growth Portfolio Class 1
03/31/03	$10.60	$0.12	$(1.87)	$(1.75)	$(0.15)	$—	$—	$(0.15)	$8.70	(16.57)%		$51,638	1.09%		1.25%		106	%(2)
03/31/04	8.70	0.08	2.34	2.42	(0.10)	—	—	(0.10)	11.02	27.93		60,247	1.10		0.75		100	(2)
03/31/05	11.02	0.09	0.59	0.68	(0.07)	—	—	(0.07)	11.63	6.13	(1)	50,863	1.04		0.83		107	(2)
03/31/06	11.63	0.11	1.49	1.60	(0.10)	—	—	(0.10)	13.13	13.76	(1)	42,652	1.11	(3)	0.88	(3)	114
03/31/07	13.13	0.17	0.81	0.98	(0.11)	—	—	(0.11)	14.00	7.52		36,033	1.07	(3)(4)	1.30	(3)(4)	154
09/30/07§	14.00	0.08	1.10	1.18	—	—	—	—	15.18	8.43	(5)	33,490	1.13	#(3)	1.05	#(3)	77
Multi-Managed Growth Portfolio Class 2
03/31/03	10.60	0.10	(1.87)	(1.77)	(0.14)	—	—	(0.14)	8.69	(16.71)		48,414	1.24		1.09		106	(2)
03/31/04	8.69	0.06	2.35	2.41	(0.09)	—	—	(0.09)	11.01	27.79		78,735	1.25		0.59		100	(2)
03/31/05	11.01	0.08	0.57	0.65	(0.05)	—	—	(0.05)	11.61	5.90	(1)	78,191	1.19		0.69		107	(2)
03/31/06	11.61	0.09	1.48	1.57	(0.08)	—	—	(0.08)	13.10	13.56	(1)	84,310	1.26	(3)	0.73	(3)	114
03/31/07	13.10	0.15	0.82	0.97	(0.10)	—	—	(0.10)	13.97	7.39		82,496	1.21	(3)(4)	1.15	(3)(4)	154
09/30/07§	13.97	0.07	1.10	1.17	—	—	—	—	15.14	8.38	(5)	81,369	1.28	#(3)	0.90	#(3)	77
Multi-Managed Growth Portfolio Class 3
11/11/02- 03/31/03†	9.00	0.03	(0.20)	(0.17)	(0.14)	—	—	(0.14)	8.69	(1.90)		49	1.39	#	0.88	#	106	(2)
03/31/04	8.69	0.03	2.37	2.40	(0.09)	—	—	(0.09)	11.00	27.63		3,038	1.40		0.38		100	(2)
03/31/05	11.00	0.07	0.57	0.64	(0.04)	—	—	(0.04)	11.60	5.80	(1)	18,448	1.29		0.62		107	(2)
03/31/06	11.60	0.08	1.48	1.56	(0.07)	—	—	(0.07)	13.09	13.47	(1)	28,135	1.37	(3)	0.63	(3)	114
03/31/07	13.09	0.14	0.80	0.94	(0.08)	—	—	(0.08)	13.95	7.22		38,045	1.31	(3)(4)	1.06	(3)(4)	154
09/30/07§	13.95	0.06	1.10	1.16	—	—	—	—	15.11	8.32	(5)	44,472	1.39	#(3)	0.79	#(3)	77

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  †  Inception date of class

  §  Unaudited

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005
Multi-Managed Growth Portfolio	106%	99%	107%

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	09/30/07#
Multi-Managed Growth Portfolio Class 1	0.01%	0.02%	0.01%
Multi-Managed Growth Portfolio Class 2	0.01	0.02	0.01
Multi-Managed Growth Portfolio Class 3	0.01	0.02	0.01

  (4)  Gross custody credits of 0.01%

  (5)  The Portfolio's performance was increased by less than 0.12% from a reimbursement by an affiliate. (See Note 5)

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Multi-Managed Moderate Growth Portfolio Class 1
03/31/03	$11.04	$0.21	$(1.45)	$(1.24)	$(0.21)	$—	$—	$(0.21)	$9.59	(11.26)%		$63,068	1.00%		2.06%		109	%(2)
03/31/04	9.59	0.15	2.01	2.16	(0.17)	—	—	(0.17)	11.58	22.63		71,142	1.00		1.41		105	(2)
03/31/05	11.58	0.18	0.31	0.49	(0.13)	—	—	(0.13)	11.94	4.21	(1)	60,210	0.95		1.54		116	(2)
03/31/06	11.94	0.21	1.08	1.29	(0.17)	—	—	(0.17)	13.06	10.84	(1)	52,920	0.99	(3)	1.61	(3)	123
03/31/07	13.06	0.27	0.70	0.97	(0.21)	—	—	(0.21)	13.82	7.43		44,695	0.96	(3)(4)	2.02	(3)(4)	169
09/30/07§	13.82	0.14	0.77	0.91	—	—	—	—	14.73	6.58	(5)	41,922	0.99	#(3)	1.96	#(3)	100
Multi-Managed Moderate Growth Portfolio Class 2
03/31/03	11.04	0.18	(1.45)	(1.27)	(0.20)	—	—	(0.20)	9.57	(11.48)		101,321	1.15		1.88		109	(2)
03/31/04	9.57	0.13	2.01	2.14	(0.15)	—	—	(0.15)	11.56	22.51		164,241	1.15		1.25		105	(2)
03/31/05	11.56	0.16	0.30	0.46	(0.11)	—	—	(0.11)	11.91	3.99	(1)	167,282	1.10		1.40		116	(2)
03/31/06	11.91	0.18	1.10	1.28	(0.16)	—	—	(0.16)	13.03	10.72	(1)	177,331	1.14	(3)	1.46	(3)	123
03/31/07	13.03	0.25	0.69	0.94	(0.19)	—	—	(0.19)	13.78	7.22		183,279	1.11	(3)(4)	1.87	(3)(4)	169
09/30/07§	13.78	0.13	0.77	0.90	—	—	—	—	14.68	6.53	(5)	183,887	1.14	#(3)	1.81	#(3)	100
Multi-Managed Moderate Growth Portfolio Class 3
11/11/02- 03/31/03†	9.83	0.05	(0.11)	(0.06)	(0.20)	—	—	(0.20)	9.57	(0.58)		172	1.28	#	1.70	#	109	(2)
03/31/04	9.57	0.10	2.03	2.13	(0.15)	—	—	(0.15)	11.55	22.37		9,269	1.30		1.06		105	(2)
03/31/05	11.55	0.14	0.31	0.45	(0.10)	—	—	(0.10)	11.90	3.89	(1)	44,413	1.20		1.32		116	(2)
03/31/06	11.90	0.17	1.09	1.26	(0.14)	—	—	(0.14)	13.02	10.63	(1)	61,977	1.25	(3)	1.37	(3)	123
03/31/07	13.02	0.23	0.69	0.92	(0.17)	—	—	(0.17)	13.77	7.13		74,571	1.21	(3)(4)	1.77	(3)(4)	169
09/30/07§	13.77	0.12	0.77	0.89	—	—	—	—	14.66	6.46	(5)	84,931	1.24	#(3)	1.71	#(3)	100

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  †  Inception date of class

  §  Unaudited

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005
Multi-Managed Moderate Growth Portfolio	108%	104%	114%

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	09/30/07#
Multi-Managed Moderate Growth Portfolio Class 1	0.01%	0.02%	0.01%
Multi-Managed Moderate Growth Portfolio Class 2	0.01	0.02	0.01
Multi-Managed Moderate Growth Portfolio Class 3	0.01	0.02	0.01

  (4)  Gross custody credits of 0.01%

  (5)  The Portfolio's performance was increased by less than 0.14% from a reimbursement by an affiliate. (See Note 5)

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Multi-Managed Income/Equity Portfolio Class 1
03/31/03	$11.11	$0.34	$(0.62)	$(0.28)	$(0.29)	$—	$—	$(0.29)	$10.54	(2.47)%		$51,615	0.98%		3.17%		87	%(2)
03/31/04	10.54	0.28	1.27	1.55	(0.26)	—	—	(0.26)	11.83	14.80		55,067	0.97		2.47		113	(2)
03/31/05	11.83	0.32	0.10	0.42	(0.24)	—	—	(0.24)	12.01	3.52	(1)	47,346	0.91		2.68		108	(2)
03/31/06	12.01	0.35	0.41	0.76	(0.30)	—	—	(0.30)	12.47	6.31	(1)	39,618	0.96	(3)	2.78	(3)	121
03/31/07	12.47	0.41	0.40	0.81	(0.37)	—	—	(0.37)	12.91	6.51		32,657	0.93	(3)	3.22	(3)	147
09/30/07§	12.91	0.22	0.51	0.73	—	—	—	—	13.64	5.65		31,274	0.97	#(3)	3.29	#(3)	107
Multi-Managed Income/Equity Portfolio Class 2
03/31/03	11.10	0.31	(0.60)	(0.29)	(0.29)	—	—	(0.29)	10.52	(2.61)		92,470	1.13		2.98		87	(2)
03/31/04	10.52	0.26	1.27	1.53	(0.24)	—	—	(0.24)	11.81	14.67		149,978	1.12		2.31		113	(2)
03/31/05	11.81	0.30	0.10	0.40	(0.22)	—	—	(0.22)	11.99	3.39	(1)	151,035	1.06		2.53		108	(2)
03/31/06	11.99	0.33	0.40	0.73	(0.28)	—	—	(0.28)	12.44	6.09	(1)	150,711	1.11	(3)	2.64	(3)	121
03/31/07	12.44	0.39	0.40	0.79	(0.35)	—	—	(0.35)	12.88	6.37		147,663	1.08	(3)	3.08	(3)	147
09/30/07§	12.88	0.21	0.51	0.72	—	—	—	—	13.60	5.59		146,609	1.12	#(3)	3.14	#(3)	107
Multi-Managed Income/Equity Portfolio Class 3
11/11/02- 03/31/03†	10.71	0.08	0.02	0.10	(0.29)	—	—	(0.29)	10.52	0.93		249	1.26	#	2.67	#	87	(2)
03/31/04	10.52	0.22	1.30	1.52	(0.24)	—	—	(0.24)	11.80	14.53		9,753	1.25		2.15		113	(2)
03/31/05	11.80	0.28	0.10	0.38	(0.21)	—	—	(0.21)	11.97	3.20	(1)	41,835	1.16		2.46		108	(2)
03/31/06	11.97	0.31	0.42	0.73	(0.27)	—	—	(0.27)	12.43	6.08	(1)	51,526	1.21	(3)	2.54	(3)	121
03/31/07	12.43	0.37	0.41	0.78	(0.34)	—	—	(0.34)	12.87	6.27		57,357	1.18	(3)	2.98	(3)	147
09/30/07§	12.87	0.20	0.50	0.70	—	—	—	—	13.57	5.44		61,336	1.22	#(3)	3.04	#(3)	107

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  †  Inception date of class

  §  Unaudited

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005
Multi-Managed Income/Equity Portfolio	85%	111%	106%

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	09/30/07#
Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.00%
Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.00
Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Multi-Managed Income Portfolio Class 1
03/31/03	$11.20	$0.45	$(0.02)	$0.43	$(0.35)	$—	$—	$(0.35)	$11.28	3.87%		$43,960	0.96%		3.97%		97	%(2)
03/31/04	11.28	0.37	0.83	1.20	(0.34)	—	—	(0.34)	12.14	10.75		45,334	0.95		3.12		126	(2)
03/31/05	12.14	0.39	(0.16)	0.23	(0.32)	—	—	(0.32)	12.05	1.85	(1)	38,991	0.90		3.26		112	(2)
03/31/06	12.05	0.42	0.06	0.48	(0.39)	—	—	(0.39)	12.14	3.98	(1)	31,540	0.95	(3)	3.40	(3)	118
03/31/07	12.14	0.48	0.27	0.75	(0.47)	(0.16)	—	(0.63)	12.26	6.27		26,024	0.93	(3)	3.85	(3)	166
09/30/07§	12.26	0.24	0.23	0.47	—	—	—	—	12.73	3.83		24,064	0.98	#(3)	3.91	#(3)	136
Multi-Managed Income Portfolio Class 2
03/31/03	11.19	0.41	—	0.41	(0.34)	—	—	(0.34)	11.26	3.74		80,625	1.12		3.75		97	(2)
03/31/04	11.26	0.34	0.84	1.18	(0.32)	—	—	(0.32)	12.12	10.61		118,953	1.10		2.96		126	(2)
03/31/05	12.12	0.37	(0.16)	0.21	(0.30)	—	—	(0.30)	12.03	1.71	(1)	115,350	1.05		3.12		112	(2)
03/31/06	12.03	0.40	0.06	0.46	(0.37)	—	—	(0.37)	12.12	3.84	(1)	108,178	1.10	(3)	3.25	(3)	118
03/31/07	12.12	0.46	0.26	0.72	(0.45)	(0.16)	—	(0.61)	12.23	6.04		101,778	1.07	(3)	3.71	(3)	166
09/30/07§	12.23	0.23	0.24	0.47	—	—	—	—	12.70	3.84		99,639	1.14	#(3)	3.76	#(3)	136
Multi-Managed Income Portfolio Class 3
11/11/02- 03/31/03†	11.34	0.14	0.12	0.26	(0.34)	—	—	(0.34)	11.26	2.37		74	1.21	#	3.24	#	97	(2)
03/31/04	11.26	0.28	0.88	1.16	(0.32)	—	—	(0.32)	12.10	10.39		7,925	1.22		2.77		126	(2)
03/31/05	12.10	0.35	(0.15)	0.20	(0.29)	—	—	(0.29)	12.01	1.61	(1)	25,758	1.14		3.04		112	(2)
03/31/06	12.01	0.38	0.08	0.46	(0.36)	—	—	(0.36)	12.11	3.83	(1)	31,264	1.21	(3)	3.16	(3)	118
03/31/07	12.11	0.44	0.27	0.71	(0.44)	(0.16)	—	(0.60)	12.22	5.94		32,909	1.17	(3)	3.61	(3)	166
09/30/07§	12.22	0.23	0.23	0.46	—	—	—	—	12.68	3.76		33,434	1.24	#(3)	3.66	#(3)	136

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  †  Inception date of class

  §  Unaudited

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005
Multi-Managed Income Portfolio	94%	123%	110%

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	09/30/07#
Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%
Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00
Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Asset Allocation: Diversified Growth Portfolio Class 1
03/31/03	$10.70	$0.15	$(2.28)	$(2.13)	$(0.12)	$—	$—	$(0.12)	$8.45	(19.98)%		$93,728	0.95%		1.58%		145	%(5)
03/31/04	8.45	0.13	2.33	2.46	(0.13)	—	—	(0.13)	10.78	29.16	(2)	106,695	0.98	(1)	1.30	(1)	108	(5)
03/31/05	10.78	0.12	0.53	0.65	(0.13)	—	—	(0.13)	11.30	6.00	(3)	90,042	0.94	(1)	1.06	(1)	159	(5)
03/31/06	11.30	0.21	1.34	1.55	(0.16)	—	—	(0.16)	12.69	13.84	(3)	76,762	0.91	(1)(4)	1.78	(1)(4)	118
03/31/07	12.69	0.24	1.43	1.67	(0.25)	(0.19)	—	(0.44)	13.92	13.28		63,929	0.94	(1)(4)	1.80	(1)(4)	84
09/30/07§	13.92	0.19	0.67	0.86	—	—	—	—	14.78	6.18		60,244	0.96	#(1)(4)	2.60	#(1)(4)	49
Asset Allocation: Diversified Growth Portfolio Class 2
03/31/03	10.70	0.13	(2.28)	(2.15)	(0.11)	—	—	(0.11)	8.44	(20.11)		141,724	1.11		1.42		145	(5)
03/31/04	8.44	0.11	2.33	2.44	(0.11)	—	—	(0.11)	10.77	29.02	(2)	232,730	1.13	(1)	1.12	(1)	108	(5)
03/31/05	10.77	0.10	0.52	0.62	(0.11)	—	—	(0.11)	11.28	5.77	(3)	230,448	1.09	(1)	0.93	(1)	159	(5)
03/31/06	11.28	0.19	1.35	1.54	(0.15)	—	—	(0.15)	12.67	13.71	(3)	237,220	1.06	(1)(4)	1.63	(1)(4)	118
03/31/07	12.67	0.22	1.42	1.64	(0.23)	(0.19)	—	(0.42)	13.89	13.07		233,703	1.09	(1)(4)	1.64	(1)(4)	84
09/30/07§	13.89	0.18	0.67	0.85	—	—	—	—	14.74	6.12		233,240	1.11	#(1)(4)	2.45	#(1)(4)	49
Asset Allocation: Diversified Growth Portfolio Class 3
11/11/02- 03/31/03†	9.00	0.02	(0.47)	(0.45)	(0.11)	—	—	(0.11)	8.44	(5.02)		241	1.22	#	0.68	#	145	(5)
03/31/04	8.44	0.07	2.36	2.43	(0.11)	—	—	(0.11)	10.76	28.86	(2)	13,530	1.29	(1)	0.84	(1)	108	(5)
03/31/05	10.76	0.11	0.49	0.60	(0.10)	—	—	(0.10)	11.26	5.58	(3)	58,809	1.20	(1)	1.01	(1)	159	(5)
03/31/06	11.26	0.18	1.35	1.53	(0.14)	—	—	(0.14)	12.65	13.63	(3)	78,965	1.15	(1)(4)	1.53	(1)(4)	118
03/31/07	12.65	0.20	1.43	1.63	(0.22)	(0.19)	—	(0.41)	13.87	13.00		92,562	1.19	(1)(4)	1.53	(1)(4)	84
09/30/07§	13.87	0.17	0.67	0.84	—	—	—	—	14.71	6.06		103,001	1.20	#(1)(4)	2.34	#(1)(4)	49

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  †  Inception date of class

  §  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/04	03/31/05	03/31/06	03/31/07	09/30/07#
Asset Allocation: Diversified Growth Portfolio Class 1	0.01%	0.00%	0.01%	0.02%	0.00%
Asset Allocation: Diversified Growth Portfolio Class 2	0.01	0.00	0.01	0.02	0.00
Asset Allocation: Diversified Growth Portfolio Class 3	0.01	0.00	0.01	0.02	0.00

  (2)  Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

  (4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/06	03/31/07	09/30/07#
Asset Allocation: Diversified Growth Portfolio Class 1	0.05%	0.10%	0.10%
Asset Allocation: Diversified Growth Portfolio Class 2	0.05	0.10	0.10
Asset Allocation: Diversified Growth Portfolio Class 3	0.05	0.10	0.10

  (5)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005
Asset Allocation: Diversified Growth Portfolio	143%	106%	156%

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Stock Portfolio Class 1
03/31/03	$14.36	$0.01	$(3.36)	$(3.35)	$—	$—	$—	$—	$11.01	(23.33)%	$75,591	0.95%		0.11%		45%
03/31/04	11.01	0.01	3.79	3.80	—	—	—	—	14.81	34.56	87,619	0.96		0.10		42
03/31/05	14.81	0.08	0.45	0.53	—	—	—	—	15.34	3.58	73,967	0.93		0.51		42
03/31/06	15.34	0.05	2.31	2.36	(0.08)	—	—	(0.08)	17.62	15.42	62,972	0.93	(1)	0.31	(1)	45
03/31/07	17.62	0.06	1.70	1.76	(0.05)	(1.17)	—	(1.22)	18.16	10.14	52,206	0.93	(1)	0.32	(1)	39
09/30/07§	18.16	0.02	2.06	2.08	—	—	—	—	20.24	11.45	49,547	0.94	#(1)	0.24	#(1)	23
Stock Portfolio Class 2
03/31/03	14.33	—	(3.36)	(3.36)	—	—	—	—	10.97	(23.45)	110,306	1.10		(0.03)		45
03/31/04	10.97	(0.01)	3.78	3.77	—	—	—	—	14.74	34.37	184,179	1.11		(0.05)		42
03/31/05	14.74	0.06	0.45	0.51	—	—	—	—	15.25	3.46	182,833	1.08		0.37		42
03/31/06	15.25	0.03	2.29	2.32	(0.06)	—	—	(0.06)	17.51	15.23	188,970	1.08	(1)	0.18	(1)	45
03/31/07	17.51	0.04	1.68	1.72	(0.03)	(1.17)	—	(1.20)	18.03	9.94	185,413	1.08	(1)	0.18	(1)	39
09/30/07§	18.03	0.01	2.04	2.05	—	—	—	—	20.08	11.37	186,440	1.09	#(1)	0.09	#(1)	23
Stock Portfolio Class 3
11/11/02- 03/31/03†	11.34	—	(0.37)	(0.37)	—	—	—	—	10.97	(3.26)	189	1.22	#	(0.04	)#	45
03/31/04	10.97	(0.02)	3.77	3.75	—	—	—	—	14.72	34.18	10,471	1.24		(0.13)		42
03/31/05	14.72	0.05	0.44	0.49	—	—	—	—	15.21	3.33	46,811	1.18		0.38		42
03/31/06	15.21	0.02	2.29	2.31	(0.05)	—	—	(0.05)	17.47	15.16	63,310	1.18	(1)	0.09	(1)	45
03/31/07	17.47	0.02	1.67	1.69	(0.01)	(1.17)	—	(1.18)	17.98	9.81	74,581	1.18	(1)	0.08	(1)	39
09/30/07§	17.98	0.00	2.03	2.03	—	—	—	—	20.01	11.29	84,074	1.19	#(1)	(0.02	)#(1)	23

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  †  Inception date of class

  §  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	09/30/07#
Stock Portfolio Class 1	0.00%	0.00%	0.00%
Stock Portfolio Class 2	0.00	0.00	0.00
Stock Portfolio Class 3	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Large Cap Growth Portfolio Class 1
03/31/03	$7.98	$—	$(1.99)	$(1.99)	$—	$—	$—	$—	$5.99	(24.94)%	$12,337	1.10	%(1)	0.06	%(1)	58%
03/31/04	5.99	—	1.87	1.87	—	—	—	—	7.86	31.22	14,623	1.10	(1)	0.02	(1)	44
03/31/05	7.86	0.03	0.44	0.47	—	—	—	—	8.33	5.98	13,588	1.04	(1)	0.38	(1)	38
03/31/06	8.33	0.01	1.16	1.17	(0.03)	—	—	(0.03)	9.47	14.05	11,672	0.94	(2)	0.13	(2)	54
03/31/07	9.47	0.03	0.46	0.49	—	—	—	—	9.96	5.17	10,451	0.93	(2)(3)	0.34	(2)(3)	53
09/30/07§	9.96	0.01	1.24	1.25	—	—	—	—	11.21	12.55	9,956	0.92	#(2)	0.26	#(2)	23
Large Cap Growth Portfolio Class 2
03/31/03	7.97	—	(2.00)	(2.00)	—	—	—	—	5.97	(25.09)	41,534	1.25	(1)	(0.07	)(1)	58
03/31/04	5.97	(0.01)	1.86	1.85	—	—	—	—	7.82	30.99	71,204	1.25	(1)	(0.13	)(1)	44
03/31/05	7.82	0.02	0.43	0.45	—	—	—	—	8.27	5.75	78,540	1.19	(1)	0.24	(1)	38
03/31/06	8.27	0.00	1.15	1.15	(0.02)	—	—	(0.02)	9.40	13.89	90,485	1.09	(2)	(0.02	)(2)	54
03/31/07	9.40	0.02	0.46	0.48	—	—	—	—	9.88	5.11	94,990	1.08	(2)(3)	0.19	(2)(3)	53
09/30/07§	9.88	0.01	1.22	1.23	—	—	—	—	11.11	12.45	99,000	1.07	#(2)	0.11	#(2)	23
Large Cap Growth Portfolio Class 3
11/11/02- 03/31/03†	6.27	—	(0.31)	(0.31)	—	—	—	—	5.96	(4.94)	141	1.35	#(1)	(0.01	)#(1)	58
03/31/04	5.96	(0.02)	1.87	1.85	—	—	—	—	7.81	31.04	5,122	1.35	(1)	(0.24	)(1)	44
03/31/05	7.81	0.02	0.42	0.44	—	—	—	—	8.25	5.63	26,636	1.27	(1)	0.26	(1)	38
03/31/06	8.25	(0.01)	1.15	1.14	(0.01)	—	—	(0.01)	9.38	13.82	77,751	1.19	(2)	(0.12	)(2)	54
03/31/07	9.38	0.01	0.45	0.46	—	—	—	—	9.84	4.90	140,327	1.18	(2)(3)	0.11	(2)(3)	53
09/30/07§	9.84	0.00	1.22	1.22	—	—	—	—	11.06	12.40	179,670	1.17	#(2)	0.01	#(2)	23

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  †  Inception date of class

  §  Unaudited

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/03		03/31/04	03/31/05
Large Cap Growth Portfolio Class 1	0.06%		0.01%	(0.05)%
Large Cap Growth Portfolio Class 2	0.06		0.01	(0.05)
Large Cap Growth Portfolio Class 3	0.10	#	0.06	(0.03)

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	09/30/07#
Large Cap Growth Portfolio Class 1	0.00%	0.00%	0.01%
Large Cap Growth Portfolio Class 2	0.00	0.00	0.01
Large Cap Growth Portfolio Class 3	0.00	0.00	0.01

  (3)  Gross custody credit of 0.01%

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Large Cap Composite Portfolio Class 1
03/31/03	$9.19	$0.03	$(2.32)	$(2.29)	$(0.03)	$—	$—	$(0.03)	$6.87	(24.99)%	$4,219	1.10%		0.33%		59%
03/31/04	6.87	0.02	2.17	2.19	(0.02)	—	—	(0.02)	9.04	31.85	4,838	1.10		0.28		78
03/31/05	9.04	0.07	0.44	0.51	(0.02)	—	—	(0.02)	9.53	5.66	4,539	1.10		0.74		58
03/31/06	9.53	0.06	0.97	1.03	(0.07)	—	—	(0.07)	10.49	10.86	3,770	1.10	(2)	0.56	(2)	70
03/31/07	10.49	0.07	1.03	1.10	(0.05)	—	—	(0.05)	11.54	10.54	3,452	1.10	(2)	0.63	(2)	76
09/30/07§	11.54	0.04	1.13	1.17	—	—	—	—	12.71	10.14	3,155	1.10	#(2)	0.65	#(2)	37
Large Cap Composite Portfolio Class 2
03/31/03	9.18	0.02	(2.33)	(2.31)	(0.01)	—	—	(0.01)	6.86	(25.13)	16,939	1.25		0.23		59
03/31/04	6.86	0.01	2.16	2.17	(0.01)	—	—	(0.01)	9.02	31.58	27,637	1.25		0.13		78
03/31/05	9.02	0.06	0.44	0.50	(0.01)	—	—	(0.01)	9.51	5.54	29,038	1.25		0.63		58
03/31/06	9.51	0.04	0.97	1.01	(0.06)	—	—	(0.06)	10.46	10.63	31,059	1.25	(2)	0.42	(2)	70
03/31/07	10.46	0.05	1.04	1.09	(0.04)	—	—	(0.04)	11.51	10.42	34,285	1.25	(2)	0.49	(2)	76
09/30/07§	11.51	0.03	1.13	1.16	—	—	—	—	12.67	10.08	34,792	1.25	#(2)	0.49	#(2)	37
Large Cap Composite Portfolio Class 3
11/11/02- 03/31/03†	7.22	0.01	(0.36)	(0.35)	(0.01)	—	—	(0.01)	6.86	(4.81)	97	1.28	#	0.31	#	59
03/31/04	6.86	—	2.15	2.15	—	—	—	—	9.01	31.39	2,095	1.35		0.03		78
03/31/05	9.01	0.06	0.42	0.48	(0.00)	—	—	(0.00)	9.49	5.33	7,393	1.35		0.66		58
03/31/06	9.49	0.03	0.98	1.01	(0.05)	—	—	(0.05)	10.45	10.65	10,919	1.35	(2)	0.33	(2)	70
03/31/07	10.45	0.04	1.04	1.08	(0.03)	—	—	(0.03)	11.50	10.34	13,780	1.35	(2)	0.39	(2)	76
09/30/07§	11.50	0.02	1.13	1.15	—	—	—	—	12.65	10.00	16,214	1.35	#(2)	0.39	#(2)	37

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  †  Inception date of class

  §  Unaudited

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/03		03/31/04	03/31/05	03/31/06	03/31/07	09/30/07#
Large Cap Composite Portfolio Class 1	0.44%		0.42%	0.17%	0.12%	(0.08)%	0.15%
Large Cap Composite Portfolio Class 2	0.49		0.41	0.17	0.11	(0.08)	0.15
Large Cap Composite Portfolio Class 3	0.68	#	0.43	0.16	0.11	(0.08)	0.16

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	09/30/07#
Large Cap Composite Portfolio Class 1	0.00%	0.01%	0.01%
Large Cap Composite Portfolio Class 2	0.00	0.01	0.01
Large Cap Composite Portfolio Class 3	0.00	0.01	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Large Cap Value Portfolio Class 1
03/31/03	$10.60	$0.11	$(2.84)	$(2.73)	$(0.03)	$(0.04)	$—	$(0.07)	$7.80	(25.86)%	$10,653	1.10	%(1)	1.19	%(1)	32%
03/31/04	7.80	0.12	2.92	3.04	(0.09)	—	—	(0.09)	10.75	39.01	13,865	1.10	(1)	1.20	(1)	29
03/31/05	10.75	0.14	0.86	1.00	(0.09)	—	—	(0.09)	11.66	9.30	14,815	0.96	(1)	1.26	(1)	32
03/31/06	11.66	0.17	1.26	1.43	(0.12)	(0.07)	—	(0.19)	12.90	12.31	15,219	0.95	(2)	1.38	(2)	39
03/31/07	12.90	0.20	1.77	1.97	(0.13)	(0.45)	—	(0.58)	14.29	15.33	17,408	0.90	(2)	1.47	(2)	34
09/30/07§	14.29	0.11	0.81	0.92	—	—	—	—	15.21	6.44	16,829	0.89	#(2)	1.49	#(2)	13
Large Cap Value Portfolio Class 2
03/31/03	10.60	0.09	(2.85)	(2.76)	(0.02)	(0.04)	—	(0.06)	7.78	(26.09)	51,942	1.25	(1)	1.07	(1)	32
03/31/04	7.78	0.10	2.92	3.02	(0.07)	—	—	(0.07)	10.73	38.93	92,112	1.25	(1)	1.04	(1)	29
03/31/05	10.73	0.12	0.86	0.98	(0.07)	—	—	(0.07)	11.64	9.18	109,563	1.11	(1)	1.11	(1)	32
03/31/06	11.64	0.15	1.25	1.40	(0.10)	(0.07)	—	(0.17)	12.87	12.09	115,372	1.10	(2)	1.23	(2)	39
03/31/07	12.87	0.18	1.77	1.95	(0.11)	(0.45)	—	(0.56)	14.26	15.22	129,525	1.05	(2)	1.32	(2)	34
09/30/07§	14.26	0.10	0.80	0.90	—	—	—	—	15.16	6.31	126,562	1.04	#(2)	1.34	#(2)	13
Large Cap Value Portfolio Class 3
11/11/02- 03/31/03†	8.27	0.03	(0.46)	(0.43)	(0.02)	(0.04)	—	(0.06)	7.78	(5.27)	140	1.28	#(1)	1.14	#(1)	32
03/31/04	7.78	0.08	2.93	3.01	(0.07)	—	—	(0.07)	10.72	38.76	5,528	1.35	(1)	0.87	(1)	29
03/31/05	10.72	0.11	0.86	0.97	(0.06)	—	—	(0.06)	11.63	9.08	32,460	1.20	(1)	1.03	(1)	32
03/31/06	11.63	0.13	1.26	1.39	(0.09)	(0.07)	—	(0.16)	12.86	12.00	85,913	1.20	(2)	1.14	(2)	39
03/31/07	12.86	0.16	1.77	1.93	(0.10)	(0.45)	—	(0.55)	14.24	15.06	189,817	1.15	(2)	1.23	(2)	34
09/30/07§	14.24	0.09	0.80	0.89	—	—	—	—	15.13	6.25	236,642	1.14	#(2)	1.24	#(2)	13
Mid Cap Growth Portfolio Class 1
03/31/03	10.07	(0.06)	(2.33)	(2.39)	—	—	—	—	7.68	(23.73)	10,649	1.15	(1)	(0.71	)(1)	117
03/31/04	7.68	(0.07)	4.03	3.96	—	—	—	—	11.64	51.56	15,233	1.15	(1)	(0.74	)(1)	97
03/31/05	11.64	(0.07)	0.64	0.57	—	—	—	—	12.21	4.90	15,484	1.13	(1)	(0.63	)(1)	81
03/31/06	12.21	(0.02)	3.05	3.03	—	(0.42)	—	(0.42)	14.82	25.04	14,981	1.04	(2)	(0.18	)(2)	86
03/31/07	14.82	(0.03)	1.00	0.97	—	(1.03)	—	(1.03)	14.76	6.78	13,109	1.01	(2)	(0.23	)(2)	71
09/30/07§	14.76	(0.03)	1.93	1.90	—	—	—	—	16.66	12.87	13,311	1.03	#(2)	(0.36	)#(2)	36
Mid Cap Growth Portfolio Class 2
03/31/03	10.05	(0.07)	(2.33)	(2.40)	—	—	—	—	7.65	(23.88)	32,110	1.30	(1)	(0.86	)(1)	117
03/31/04	7.65	(0.09)	4.02	3.93	—	—	—	—	11.58	51.37	69,968	1.30	(1)	(0.89	)(1)	97
03/31/05	11.58	(0.09)	0.63	0.54	—	—	—	—	12.12	4.66	77,433	1.28	(1)	(0.78	)(1)	81
03/31/06	12.12	(0.04)	3.04	3.00	—	(0.42)	—	(0.42)	14.70	24.98	96,349	1.19	(2)	(0.30	)(2)	86
03/31/07	14.70	(0.05)	0.98	0.93	—	(1.03)	—	(1.03)	14.60	6.55	92,566	1.16	(2)	(0.37	)(2)	71
09/30/07§	14.60	(0.04)	1.91	1.87	—	—	—	—	16.47	12.81	97,128	1.18	#(2)	(0.51	)#(2)	36
Mid Cap Growth Portfolio Class 3
11/11/02- 03/31/03†	7.76	(0.03)	(0.08)	(0.11)	—	—	—	—	7.65	(1.42)	139	1.40	#(1)	(0.98	)#(1)	117
03/31/04	7.65	(0.10)	4.01	3.91	—	—	—	—	11.56	51.11	5,917	1.40	(1)	(1.07	)(1)	97
03/31/05	11.56	(0.09)	0.62	0.53	—	—	—	—	12.09	4.58	24,891	1.37	(1)	(0.85	)(1)	81
03/31/06	12.09	(0.05)	3.02	2.97	—	(0.42)	—	(0.42)	14.64	24.79	45,247	1.29	(2)	(0.38	)(2)	86
03/31/07	14.64	(0.07)	0.99	0.92	—	(1.03)	—	(1.03)	14.53	6.51	58,718	1.26	(2)	(0.46	)(2)	71
09/30/07§	14.53	(0.05)	1.90	1.85	—	—	—	—	16.38	12.73	71,530	1.28	#(2)	(0.61	)#(2)	36

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  †  Inception date of class

  §  Unaudited

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/03		03/31/04	03/31/05
Large Cap Value Portfolio Class 1	(0.02)%		(0.03)%	(0.00)%
Large Cap Value Portfolio Class 2	(0.02)		(0.03)	(0.00)
Large Cap Value Portfolio Class 3	0.09	#	0.01	(0.00)
Mid Cap Growth Portfolio Class 1	0.12		0.03	(0.08)
Mid Cap Growth Portfolio Class 2	0.13		0.03	(0.08)
Mid Cap Growth Portfolio Class 3	0.19	#	0.06	(0.08)

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	09/30/07#
Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%
Large Cap Value Portfolio Class 2	0.00	0.00	0.00
Large Cap Value Portfolio Class 3	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 1	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 2	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 3	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Mid Cap Value Portfolio Class 1
03/31/03	$13.41	$0.11	$(2.73)	$(2.62)	$(0.02)	$(0.16)	$—	$(0.18)	$10.61	(19.61)%	$10,584	1.15	%(1)	0.95	%(1)	61%
03/31/04	10.61	0.10	4.80	4.90	(0.10)	(0.01)	—	(0.11)	15.40	46.29	14,034	1.15	(1)	0.69	(1)	50
03/31/05	15.40	0.12	2.59	2.71	(0.07)	(0.30)	—	(0.37)	17.74	17.69	15,887	1.03	(1)	0.77	(1)	42
03/31/06	17.74	0.17	2.60	2.77	(0.11)	(1.16)	—	(1.27)	19.24	15.99	17,245	1.02		0.92		46
03/31/07	19.24	0.16	2.59	2.75	(0.14)	(1.89)	—	(2.03)	19.96	14.73	16,234	0.97		0.83		46
09/30/07§	19.96	0.09	0.10	0.19	—	—	—	—	20.15	0.95	15,087	1.00	#(2)	0.85	#(2)	31
Mid Cap Value Portfolio Class 2
03/31/03	13.40	0.10	(2.73)	(2.63)	(0.02)	(0.16)	—	(0.18)	10.59	(19.73)	46,557	1.30	(1)	0.83	(1)	61
03/31/04	10.59	0.08	4.79	4.87	(0.08)	(0.01)	—	(0.09)	15.37	46.09	85,682	1.30	(1)	0.53	(1)	50
03/31/05	15.37	0.10	2.58	2.68	(0.05)	(0.30)	—	(0.35)	17.70	17.52	118,416	1.18	(1)	0.63	(1)	42
03/31/06	17.70	0.14	2.60	2.74	(0.09)	(1.16)	—	(1.25)	19.19	15.82	124,641	1.17		0.77		46
03/31/07	19.19	0.13	2.57	2.70	(0.11)	(1.89)	—	(2.00)	19.89	14.50	127,417	1.12		0.68		46
09/30/07§	19.89	0.07	0.11	0.18	—	—	—	—	20.07	0.90	117,694	1.15	#(2)	0.70	#(2)	31
Mid Cap Value Portfolio Class 3
11/11/02- 03/31/03†	11.07	0.04	(0.34)	(0.30)	(0.02)	(0.16)	—	(0.18)	10.59	(2.84)	138	1.40	#(1)	0.97	#(1)	61
03/31/04	10.59	0.05	4.80	4.85	(0.08)	(0.01)	—	(0.09)	15.35	45.86	5,435	1.40	(1)	0.37	(1)	50
03/31/05	15.35	0.09	2.56	2.65	(0.03)	(0.30)	—	(0.33)	17.67	17.37	30,602	1.26	(1)	0.58	(1)	42
03/31/06	17.67	0.12	2.60	2.72	(0.07)	(1.16)	—	(1.23)	19.16	15.74	54,833	1.27		0.69		46
03/31/07	19.16	0.11	2.57	2.68	(0.09)	(1.89)	—	(1.98)	19.86	14.43	70,308	1.22		0.59		46
09/30/07§	19.86	0.06	0.11	0.17	—	—	—	—	20.03	0.86	109,063	1.26	#(2)	0.61	#(2)	31
Small Cap Portfolio Class 1
03/31/03	8.36	(0.03)	(2.32)	(2.35)	—	—	—	—	6.01	(28.11)	8,061	1.15	(1)	(0.37	)(1)	91
03/31/04	6.01	(0.04)	2.96	2.92	—	—	—	—	8.93	48.59	11,129	1.15	(1)	(0.52	)(1)	134
03/31/05	8.93	(0.04)	0.14	0.10	—	—	—	—	9.03	1.12	9,664	1.15	(1)	(0.48	)(1)	134
03/31/06	9.03	0.00	1.78	1.78	—	(0.08)	—	(0.08)	10.73	19.82	11,829	1.15	(1)(2)	0.01	(1)(2)	85
03/31/07	10.73	0.01	0.71	0.72	—	(0.48)	—	(0.48)	10.97	6.82	9,502	1.10	(1)(2)	0.31	(1)(2)	153
09/30/07§	10.97	0.01	0.04	0.05	—	—	—	—	11.02	0.46	8,696	1.11	#(2)	0.13	#(2)	62
Small Cap Portfolio Class 2
03/31/03	8.34	(0.03)	(2.32)	(2.35)	—	—	—	—	5.99	(28.18)	28,013	1.30	(1)	(0.52	)(1)	91
03/31/04	5.99	(0.05)	2.95	2.90	—	—	—	—	8.89	48.41	62,201	1.30	(1)	(0.67	)(1)	134
03/31/05	8.89	(0.05)	0.13	0.08	—	—	—	—	8.97	0.90	66,999	1.30	(1)	(0.62	)(1)	134
03/31/06	8.97	(0.01)	1.76	1.75	—	(0.08)	—	(0.08)	10.64	19.62	79,997	1.30	(1)(2)	(0.15	)(1)(2)	85
03/31/07	10.64	(0.01)	0.70	0.69	—	(0.48)	—	(0.48)	10.85	6.59	79,374	1.25	(1)(2)	0.16	(1)(2)	153
09/30/07§	10.85	0.00	0.05	0.05	—	—	—	—	10.90	0.46	77,623	1.26	#(2)	(0.03	)#(2)	62
Small Cap Portfolio Class 3
11/11/02- 03/31/03†	6.19	(0.01)	(0.19)	(0.20)	—	—	—	—	5.99	(3.23)	120	1.40	#(1)	(0.58	)#(1)	91
03/31/04	5.99	(0.05)	2.93	2.88	—	—	—	—	8.87	48.08	5,609	1.40	(1)	(0.72	)(1)	134
03/31/05	8.87	(0.05)	0.12	0.07	—	—	—	—	8.94	0.79	25,076	1.40	(1)	(0.66	)(1)	134
03/31/06	8.94	(0.02)	1.76	1.74	—	(0.08)	—	(0.08)	10.60	19.57	64,565	1.40	(1)(2)	(0.23	)(1)(2)	85
03/31/07	10.60	(0.02)	0.70	0.68	—	(0.48)	—	(0.48)	10.80	6.52	120,341	1.35	(1)(2)	0.06	(1)(2)	153
09/30/07§	10.80	(0.01)	0.06	0.05	—	—	—	—	10.85	0.46	133,183	1.37	#(2)	(0.13	)#(2)	62

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  †  Inception date of class

  §  Unaudited

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/03		03/31/04	03/31/05	03/31/06	03/31/07
Mid Cap Value Portfolio Class 1	(0.01)%		(0.00)%	(0.02)%	—%	—%
Mid Cap Value Portfolio Class 2	(0.01)		(0.01)	(0.02)	—	—
Mid Cap Value Portfolio Class 3	(0.01	)#	0.03	(0.01)	—	—
Small Cap Portfolio Class 1	0.17		0.06	(0.08)	0.02	0.03
Small Cap Portfolio Class 2	0.18		0.06	(0.08)	0.02	0.03
Small Cap Portfolio Class 3	0.25	#	0.08	(0.08)	0.02	0.03

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	09/30/07#
Mid Cap Value Class 1	—%	—%	0.00%
Mid Cap Value Class 2	—	—	0.00
Mid Cap Value Class 3	—	—	0.00
Small Cap Portfolio Class 1	0.00	0.03	0.02
Small Cap Portfolio Class 2	0.00	0.03	0.02
Small Cap Portfolio Class 3	0.00	0.03	0.02

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
International Equity Portfolio Class 1
03/31/03	$7.36	$0.03	$(2.24)	$(2.21)	$(0.03)	$—	$—	$(0.03)	$5.12	(30.12)%	$5,273	1.30	%(1)	0.53	%(1)	53%
03/31/04	5.12	0.04	2.66	2.70	(0.07)	—	—	(0.07)	7.75	52.92	7,794	1.30	(1)	0.64	(1)	50
03/31/05	7.75	0.04	0.83	0.87	(0.10)	—	—	(0.10)	8.52	11.28	8,650	1.30	(1)	0.57	(1)	84
03/31/06	8.52	0.09	2.11	2.20	(0.05)	(0.14)	—	(0.19)	10.53	25.99	12,326	1.30	(1)	0.97	(1)	71
03/31/07	10.53	0.13	1.70	1.83	(0.06)	(0.39)	—	(0.45)	11.91	17.67	14,765	1.29	(1)(4)	1.16	(1)(4)	80
09/30/07§	11.91	0.13	0.88	1.01	—	—	—	—	12.92	8.48	16,675	1.22	#(4)	2.05	#(4)	30
International Equity Portfolio Class 2
03/31/03	7.35	0.02	(2.24)	(2.22)	(0.01)	—	—	(0.01)	5.12	(30.17)	22,167	1.45	(1)	0.31	(1)	53
03/31/04	5.12	0.03	2.65	2.68	(0.06)	—	—	(0.06)	7.74	52.53	58,220	1.45	(1)	0.45	(1)	50
03/31/05	7.74	0.03	0.83	0.86	(0.09)	—	—	(0.09)	8.51	11.16	85,852	1.45	(1)	0.41	(1)	84
03/31/06	8.51	0.07	2.12	2.19	(0.04)	(0.14)	—	(0.18)	10.52	25.86	118,834	1.45	(1)	0.82	(1)	71
03/31/07	10.52	0.11	1.69	1.80	(0.05)	(0.39)	—	(0.44)	11.88	17.36	154,690	1.44	(1)(4)	1.01	(1)(4)	80
09/30/07§	11.88	0.12	0.88	1.00	—	—	—	—	12.88	8.42	156,745	1.37	#(4)	1.91	#(4)	30
International Equity Portfolio Class 3
11/11/02- 03/31/03†	5.69	—	(0.56)	(0.56)	(0.01)	—	—	(0.01)	5.12	(9.79)	144	1.55	#(1)	0.15	#(1)	53
03/31/04	5.12	0.04	2.63	2.67	(0.06)	—	—	(0.06)	7.73	52.29	4,277	1.55	(1)	0.66	(1)	50
03/31/05	7.73	0.02	0.83	0.85	(0.08)	—	—	(0.08)	8.50	11.07	27,288	1.55	(1)	0.28	(1)	84
03/31/06	8.50	0.05	2.12	2.17	(0.03)	(0.14)	—	(0.17)	10.50	25.66	102,098	1.55	(1)	0.53	(1)	71
03/31/07	10.50	0.09	1.70	1.79	(0.04)	(0.39)	—	(0.43)	11.86	17.29	218,009	1.54	(1)(4)	0.80	(1)(4)	80
09/30/07§	11.86	0.10	0.89	0.99	—	—	—	—	12.85	8.35	291,098	1.47	#(4)	1.69	#(4)	30
Diversified Fixed Income Portfolio Class 1
03/31/03	9.76	0.36	0.63	0.99	(0.05)	—	—	(0.05)	10.70	10.14	17,731	1.00	(1)	3.47	(1)	63	(2)
03/31/04	10.70	0.35	0.19	0.54	(0.27)	—	—	(0.27)	10.97	5.11	13,922	0.90	(1)	3.15	(1)	109	(2)
03/31/05	10.97	0.39	(0.36)	0.03	(0.33)	(0.01)	—	(0.34)	10.66	0.22	11,137	0.84		3.57		88	(2)
03/31/06	10.66	0.39	(0.24)	0.15	(0.34)	(0.05)	—	(0.39)	10.42	1.36 (3)	10,595	0.83		3.67		94
03/31/07	10.42	0.45	0.15	0.60	(0.33)	0.00	—	(0.33)	10.69	5.81	9,479	0.80		4.19		108
09/30/07§	10.69	0.24	(0.03)	0.21	—	—	—	—	10.90	1.96	7,583	0.83	#	4.38	#	42
Diversified Fixed Income Portfolio Class 2
03/31/03	9.75	0.32	0.65	0.97	(0.04)	—	—	(0.04)	10.68	10.00	135,818	1.15	(1)	3.25	(1)	63	(2)
03/31/04	10.68	0.33	0.19	0.52	(0.25)	—	—	(0.25)	10.95	4.97	138,125	1.05	(1)	3.01	(1)	109	(2)
03/31/05	10.95	0.37	(0.35)	0.02	(0.32)	(0.01)	—	(0.33)	10.64	0.07	122,693	0.99		3.42		88	(2)
03/31/06	10.64	0.38	(0.25)	0.13	(0.32)	(0.05)	—	(0.37)	10.40	1.21 (3)	108,491	0.98		3.52		94
03/31/07	10.40	0.42	0.16	0.58	(0.31)	0.00	—	(0.31)	10.67	5.66	101,549	0.95		4.05		108
09/30/07§	10.67	0.23	(0.03)	0.20	—	—	—	—	10.87	1.87	99,945	0.98	#	4.23	#	42
Diversified Fixed Income Portfolio Class 3
11/11/02- 03/31/03†	10.49	0.09	0.13	0.22	(0.04)	—	—	(0.04)	10.67	2.15	978	1.25	#(1)	2.68	#(1)	63	(2)
03/31/04	10.67	0.29	0.22	0.51	(0.25)	—	—	(0.25)	10.93	4.84	9,120	1.15	(1)	2.99	(1)	109	(2)
03/31/05	10.93	0.34	(0.34)	—	(0.30)	(0.01)	—	(0.31)	10.62	(0.03)	32,192	1.09		3.31		88	(2)
03/31/06	10.62	0.35	(0.23)	0.12	(0.31)	(0.05)	—	(0.36)	10.38	1.11 (3)	72,452	1.08		3.44		94
03/31/07	10.38	0.40	0.17	0.57	(0.30)	0.00	—	(0.30)	10.65	5.57	123,975	1.05		3.96		108
09/30/07§	10.65	0.22	(0.03)	0.19	—	—	—	—	10.84	1.78	148,521	1.09	#	4.12	#	42

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  †  Inception date of class

  §  Unaudited

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/03		03/31/04	03/31/05	03/31/06	03/31/07
International Equity Portfolio Class 1	0.46%		0.31%	(0.00)%	0.03%	(0.04)%
International Equity Portfolio Class 2	0.46		0.30	(0.00)	0.03	(0.04)
International Equity Portfolio Class 3	0.49	#	0.30	(0.00)	0.03	(0.05)
Diversified Fixed Income Portfolio Class 1	0.01		(0.03)	—	—	—
Diversified Fixed Income Portfolio Class 2	—		(0.02)	—	—	—
Diversified Fixed Income Portfolio Class 3	0.14	#	(0.01)	—	—	—

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005
Diversified Fixed Income Portfolio	60%	106%	82%

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

  (4)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	09/30/07#
International Equity Portfolio Class 1	0.00%	0.00%
International Equity Portfolio Class 2	0.00	0.00
International Equity Portfolio Class 3	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Strategic Fixed Income Portfolio Class 3
02/14/05- 03/31/05@	$10.00	$0.04	$(0.38)	$(0.34)	$—	$—	$—	$—	$9.66	(3.40)%		$17,193	1.55	%#(1)	3.59	%#(1)	5%
03/31/06	9.66	0.48	0.23	0.71	(0.29)	(0.01)	—	(0.30)	10.07	7.45		48,116	1.47	(1)	4.59	(1)(2)	42
03/31/07	10.07	0.52	0.29	0.81	(0.38)	(0.01)	—	(0.39)	10.49	8.07		97,104	1.21	(2)	5.21	(2)	91
09/30/07§	10.49	0.29	(0.22)	0.07	—	—	—	—	10.56	0.67		112,424	1.28	#	5.55	#	41
Cash Management Portfolio Class 1
03/31/03	10.89	0.10	—	0.10	(0.15)	—	—	(0.15)	10.84	0.89		6,297	0.85	(1)	0.86	(1)	—
03/31/04	10.84	0.04	—	0.04	(0.09)	—	—	(0.09)	10.79	0.37		7,384	0.80	(1)	0.33	(1)	—
03/31/05	10.79	0.11	0.00	0.11	(0.04)	—	—	(0.04)	10.86	0.99		4,637	0.71	(1)	0.95	(1)	—
03/31/06	10.86	0.35	(0.01)	0.34	(0.13)	—	—	(0.13)	11.07	3.13		4,927	0.63	(1)(2)	3.11	(1)(2)	—
03/31/07	11.07	0.52	0.01	0.53	(0.29)	0.00	—	(0.29)	11.31	4.79	(3)	6,967	0.56		4.68		—
09/30/07§	11.31	0.29	(0.02)	0.27	—	—	—	—	11.58	2.39		6,746	0.57	#	4.98	#	—
Cash Management Portfolio Class 2
03/31/03	10.89	0.07	—	0.07	(0.14)	—	—	(0.14)	10.82	0.66		56,597	1.00	(1)	0.67	(1)	—
03/31/04	10.82	0.02	—	0.02	(0.07)	—	—	(0.07)	10.77	0.22		54,276	0.95	(1)	0.18	(1)	—
03/31/05	10.77	0.09	0.00	0.09	(0.02)	—	—	(0.02)	10.84	0.84		47,494	0.86	(1)	0.82	(1)	—
03/31/06	10.84	0.33	(0.01)	0.32	(0.11)	—	—	(0.11)	11.05	2.98		38,397	0.78	(1)(2)	2.93	(1)(2)	—
03/31/07	11.05	0.51	0.00	0.51	(0.27)	0.00	—	(0.27)	11.29	4.64	(3)	51,617	0.70		4.55		—
09/30/07§	11.29	0.27	(0.01)	0.26	—	—	—	—	11.55	2.30		54,865	0.72	#	4.83	#	—
Cash Management Portfolio Class 3
11/11/02- 03/31/03†	10.95	0.01	—	0.01	(0.14)	—	—	(0.14)	10.82	0.11		348	1.10	(1)#	0.25	(1)#	—
03/31/04	10.82	0.01	—	0.01	(0.07)	—	—	(0.07)	10.76	0.09		6,224	1.05	(1)	0.06	(1)	—
03/31/05	10.76	0.09	(0.01)	0.08	(0.01)	—	—	(0.01)	10.83	0.74		12,284	0.97	(1)	0.82	(1)	—
03/31/06	10.83	0.32	(0.01)	0.31	(0.10)	—	—	(0.10)	11.04	2.88		21,357	0.87	(1)(2)	2.95	(1)(2)	—
03/31/07	11.04	0.49	0.01	0.50	(0.26)	0.00	—	(0.26)	11.28	4.55	(3)	49,737	0.81		4.46		—
09/30/07§	11.28	0.27	(0.02)	0.25	—	—	—	—	11.53	2.22		54,600	0.82	#	4.72	#	—

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Commencement of Operations

  †  Inception date of class

  §  Unaudited

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/03	03/31/04	03/31/05	03/31/06
Strategic Fixed Income Portfolio Class 3	—%	—%	1.41%	(0.09)%
Cash Management Portfolio Class 1	(0.01)	(0.03)	0.00	0.03
Cash Management Portfolio Class 2	(0.02)	(0.03)	0.00	0.03
Cash Management Portfolio Class 3	0.03 #	(0.01)	0.00	0.03

  (2)  Gross of Custody Credits of 0.01%

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Focus Growth Portfolio Class 1
03/31/03	$7.06	$(0.03)	$(1.54)	$(1.57)	$—	$—	$—	$—	$5.49	(22.24)%	$5,535	1.30	%(1)	(0.44	)%(1)	143%
03/31/04	5.49	(0.05)	2.48	2.43	—	—	—	—	7.92	44.26	8,170	1.30	(1)	(0.66	)(1)	90
03/31/05	7.92	0.00	(0.32)	(0.32)	—	—	—	—	7.60	(4.04)	6,504	1.30	(1)	0.03	(1)	200
03/31/06	7.60	(0.05)	1.55	1.50	—	—	—	—	9.10	19.74	7,907	1.17	(1)(2)	(0.59	)(1)(2)	102
03/31/07	9.10	(0.03)	0.05	0.02	—	—	—	—	9.12	0.22	4,423	1.11	(1)(2)(3)	(0.30	)(1)(2)(3)	120
09/30/07§	9.12	(0.02)	1.79	1.77	—	—	—	—	10.89	19.41	4,518	1.13	#(2)	(0.46	)#(2)	59
Focus Growth Portfolio Class 2
03/31/03	7.05	(0.03)	(1.55)	(1.58)	—	—	—	—	5.47	(22.41)	33,763	1.45	(1)	(0.59	)(1)	143
03/31/04	5.47	(0.06)	2.47	2.41	—	—	—	—	7.88	44.06	68,443	1.45	(1)	(0.81	)(1)	90
03/31/05	7.88	(0.01)	(0.32)	(0.33)	—	—	—	—	7.55	(4.19)	67,731	1.45	(1)	(0.10	)(1)	200
03/31/06	7.55	(0.06)	1.54	1.48	—	—	—	—	9.03	19.60	73,281	1.32	(1)(2)	(0.74	)(1)(2)	102
03/31/07	9.03	(0.04)	0.04	0.00	—	—	—	—	9.03	0.00	62,866	1.25	(1)(2)(3)	(0.48	)(1)(2)(3)	120
09/30/07§	9.03	(0.03)	1.77	1.74	—	—	—	—	10.77	19.27	69,888	1.29	#(2)	(0.62	)#(2)	59
Focus Growth Portfolio Class 3
11/11/02- 03/31/03†	5.70	(0.01)	(0.22)	(0.23)	—	—	—	—	5.47	(4.04)	99	1.55	#(1)	(0.66	)#(1)	143
03/31/04	5.47	(0.05)	2.45	2.40	—	—	—	—	7.87	43.88	6,775	1.55	(1)	(0.75	)(1)	90
03/31/05	7.87	(0.00)	(0.34)	(0.34)	—	—	—	—	7.53	(4.32)	21,909	1.55	(1)	(0.07	)(1)	200
03/31/06	7.53	(0.07)	1.54	1.47	—	—	—	—	9.00	19.52	39,589	1.41	(1)(2)	(0.81	)(1)(2)	102
03/31/07	9.00	(0.05)	0.04	(0.01)	—	—	—	—	8.99	(0.11)	52,391	1.35	(1)(2)(3)	(0.59	)(1)(2)(3)	120
09/30/07§	8.99	(0.03)	1.76	1.73	—	—	—	—	10.72	19.24	65,115	1.39	#(2)	(0.72	)#(2)	59

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  †  Inception date of class

  §  Unaudited

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/03		03/31/04	03/31/05	03/31/06	03/31/07
Focus Growth Portfolio Class 1	0.18%		0.05%	(0.09)%	(0.03)%	0.00%
Focus Growth Portfolio Class 2	0.19		0.05	(0.09)	(0.03)	0.00
Focus Growth Portfolio Class 3	0.26	#	0.08	(0.09)	(0.03)	0.00

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	09/30/07#
Focus Growth Portfolio Class 1	0.00%	0.01%	0.01%
Focus Growth Portfolio Class 2	0.00	0.01	0.01
Focus Growth Portfolio Class 3	0.00	0.01	0.01

  (3)  Gross of custody credit of 0.01%.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Focus TechNet Portfolio Class 2
03/31/03	$4.41	$(0.04)	$(1.53)	$(1.57)	$—	$—	$—	$—	$2.84	(35.60)%	$11,585	1.65	%(1)	(1.46	)%(1)	253%
03/31/04	2.84	(0.07)	2.30	2.23	—	—	—	—	5.07	78.52	31,718	1.65	(1)	(1.55	)(1)	183
03/31/05	5.07	(0.06)	0.01	(0.05)	—	—	—	—	5.02	(0.99)	27,909	1.65	(1)	(1.16	)(1)	155
03/31/06	5.02	(0.08)	1.48	1.40	—	—	—	—	6.42	27.89	36,331	1.65	(1)	(1.31	)(1)	116
03/31/07	6.42	(0.08)	(0.03)	(0.11)	—	(0.21)	—	(0.21)	6.10	(1.76)	24,613	1.65	(1)	(1.37	)(1)	81
09/30/07§	6.10	(0.05)	0.69	0.64	—	—	—	—	6.74	10.49	24,299	1.65	(1)#	(1.39	)(1)#	71
Focus TechNet Portfolio Class 3
11/11/02- 03/31/03†	2.85	(0.02)	0.01	(0.01)	—	—	—	—	2.84	(0.35)	100	1.68	#(1)	(1.52	)#(1)	253
03/31/04	2.84	(0.07)	2.30	2.23	—	—	—	—	5.07	78.52	3,830	1.75	(1)	(1.70	)(1)	183
03/31/05	5.07	(0.06)	0.00	(0.06)	—	—	—	—	5.01	(1.18)	11,321	1.75	(1)	(1.15	)(1)	155
03/31/06	5.01	(0.08)	1.47	1.39	—	—	—	—	6.40	27.74	19,386	1.75	(1)	(1.41	)(1)	116
03/31/07	6.40	(0.09)	(0.03)	(0.12)	—	(0.21)	—	(0.21)	6.07	(1.92)	18,436	1.75	(1)	(1.47	)(1)	81
09/30/07§	6.07	(0.05)	0.69	0.64	—	—	—	—	6.71	10.54	20,022	1.75	(1)#	(1.49	)(1)#	71
Focus Growth and Income Portfolio Class 2
03/31/03	8.32	(0.03)	(1.51)	(1.54)	—	—	—	—	6.78	(18.51)	19,142	1.45	@(1)	(0.37	)@(1)	180
03/31/04	6.78	(0.03)	2.53	2.50	—	—	—	—	9.28	36.87	49,277	1.45	(1)	(0.35	)(1)	84
03/31/05	9.28	0.02	0.03	0.05	—	—	—	—	9.33	0.54	49,049	1.45	(1)	0.18	(1)	77
03/31/06	9.33	0.09	1.21	1.30	(0.02)	—	—	(0.02)	10.61	13.96	48,297	1.42	(1)	0.94	(1)	164
03/31/07	10.61	0.06	1.49	1.55	(0.10)	(0.55)	—	(0.65)	11.51	14.68	52,060	1.30	(1)	0.58	(1)	151
09/30/07§	11.51	0.00	1.37	1.37	—	—	—	—	12.88	11.90	53,400	1.33	#	0.07	#	118
Focus Growth and Income Portfolio Class 3
11/11/02- 03/31/03†	6.96	(0.01)	(0.17)	(0.18)	—	—	—	—	6.78	(2.59)	105	1.55	#(1)	(0.44	)#(1)	180
03/31/04	6.78	(0.03)	2.52	2.49	—	—	—	—	9.27	36.73	6,855	1.55	(1)	(0.35	)(1)	84
03/31/05	9.27	0.01	0.02	0.03	—	—	—	—	9.30	0.32	22,063	1.55	(1)	0.16	(1)	77
03/31/06	9.30	0.08	1.21	1.29	(0.01)	—	—	(0.01)	10.58	13.90	27,151	1.52	(1)	0.85	(1)	164
03/31/07	10.58	0.05	1.49	1.54	(0.09)	(0.55)	—	(0.64)	11.48	14.63	34,685	1.39	(1)	0.47	(1)	151
09/30/07§	11.48	0.00	1.36	1.36	—	—	—	—	12.84	11.85	41,097	1.44	#	(0.05	)#	118
Focus Value Portfolio Class 2
03/31/03	11.68	0.07	(2.63)	(2.56)	(0.07)	(0.25)	(0.03)	(0.35)	8.77	(22.00)	19,105	1.45	(1)	0.71	(1)	190
03/31/04	8.77	0.15	4.19	4.34	—	—	—	—	13.11	49.49	49,022	1.45	(1)	1.34	(1)	165
03/31/05	13.11	0.05	1.45	1.50	(0.09)	(0.69)	—	(0.78)	13.83	11.66	67,250	1.45	(1)	0.36	(1)	130
03/31/06	13.83	0.06	1.97	2.03	(0.01)	(0.60)	—	(0.61)	15.25	14.92	73,413	1.39	(1)	0.45	(1)	152
03/31/07	15.25	0.17	2.83	3.00	(0.05)	(0.37)	—	(0.42)	17.83	19.78	86,877	1.27	(1)(2)	1.01	(1)(2)	70
09/30/07§	17.83	0.12	1.47	1.59	—	—	—	—	19.42	8.92	91,921	1.28	#(2)	1.28	#(2)	41
Focus Value Portfolio Class 3
11/11/02- 03/31/03†	9.12	—	—	—	(0.07)	(0.25)	(0.03)	(0.35)	8.77	(0.12)	115	1.55	#(1)	(0.12	)#(1)	190
03/31/04	8.77	0.09	4.23	4.32	—	—	—	—	13.09	49.26	4,494	1.55	(1)	0.87	(1)	165
03/31/05	13.09	0.03	1.46	1.49	(0.08)	(0.69)	—	(0.77)	13.81	11.58	21,657	1.55	(1)	0.25	(1)	130
03/31/06	13.81	0.05	1.96	2.01	—	(0.60)	—	(0.60)	15.22	14.78	41,737	1.48	(1)	0.37	(1)	152
03/31/07	15.22	0.15	2.84	2.99	(0.04)	(0.37)	—	(0.41)	17.80	19.72	73,769	1.36	(1)(2)	0.91	(1)(2)	70
09/30/07§	17.80	0.10	1.47	1.57	—	—	—	—	19.37	8.82	97,863	1.39	#(2)	1.17	#(2)	41

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  †  Inception date of class.

  @  The ratio reflects an expense cap 1.45% for the Focus Growth and Income Class 2, which is net of custody credits of 0.01%.

  §  Unaudited

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/03		03/31/04	03/31/05	03/31/06	03/31/07	09/30/07#
Focus TechNet Portfolio Class 2	1.71%		0.52%	0.17%	(0.06)%	0.06%	0.02%
Focus TechNet Portfolio Class 3	1.74	#	0.52	0.19	(0.07)	0.06	0.03
Focus Growth and Income Portfolio Class 2	0.68		0.25	(0.01)	(0.10)	0.00	—
Focus Growth and Income Portfolio Class 3	0.79	#	0.27	(0.01)	(0.10)	0.00	—
Focus Value Portfolio Class 2	0.73		0.25	(0.02)	(0.07)	0.00	—
Focus Value Portfolio Class 3	0.76	#	0.27	(0.02)	(0.07)	0.00	—

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	09/30/07#
Focus Value Portfolio Class 2	0.00%	0.01%
Focus Value Portfolio Class 3	0.00	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
Allocation Growth Portfolio Class 3
02/14/05- 03/31/05†	$10.00	$(0.00)	$(0.15)	$(0.15)	$—	$—	$—	$—	$9.85	(1.50)%	$5,308	0.35	%#(1)	(0.35	)%#(1)	1%
03/31/06	9.85	0.02	1.62	1.64	(0.05)	(0.01)	—	(0.06)	11.43	16.61	63,384	0.34	(1)(3)	0.21	(1)(3)	24
03/31/07	11.43	0.04	1.26	1.30	—	(0.05)	—	(0.05)	12.68	11.36	180,221	0.14	(1)(4)	0.38	(1)(4)	9
09/30/07§	12.68	(0.01)	0.91	0.90	—	—	—	—	13.58	7.10	214,253	0.17	#	(0.17	)#	10
Allocation Moderate Growth Portfolio Class 3
02/14/05- 03/31/05†	10.00	(0.00)	(0.17)	(0.17)	—	—	—	—	9.83	(1.70)	3,314	0.35	#(1)	(0.35	)#(1)	5
03/31/06	9.83	0.08	1.34	1.42	(0.09)	(0.01)	—	(0.10)	11.15	14.40	99,205	0.28	(3)	0.82	(3)	21
03/31/07	11.15	0.10	1.08	1.18	—	(0.04)	—	(0.04)	12.29	10.62	259,625	0.13	(1)(4)	0.89	(1)(4)	11
09/30/07§	12.29	(0.01)	0.76	0.75	—	—	—	—	13.04	6.10	374,051	0.15	#(4)	(0.15	)#(4)	7
Allocation Moderate Portfolio Class 3
02/14/05- 03/31/05†	10.00	(0.00)	(0.15)	(0.15)	—	—	—	—	9.85	(1.50)	3,388	0.35	#(1)	(0.35	)#(1)	0
03/31/06	9.85	0.15	1.02	1.17	(0.11)	(0.03)	—	(0.14)	10.88	11.93	69,582	0.31	(1)(3)	1.12	(1)(3)	29
03/31/07	10.88	0.15	0.92	1.07	—	(0.05)	—	(0.05)	11.90	9.82	169,941	0.14	(1)(4)	1.38	(1)(4)	17
09/30/07§	11.90	(0.01)	0.65	0.64	—	—	—	—	12.54	5.38	225,420	0.17	#	(0.17	)#	11
Allocation Balanced Portfolio Class 3
02/14/05- 03/31/05†	10.00	(0.00)	(0.14)	(0.14)	—	—	—	—	9.86	(1.40)	3,958	0.35	#(1)	(0.35	)#(1)	0
03/31/06	9.86	0.14	0.54	0.68	(0.14)	(0.09)	—	(0.23)	10.54	9.29	40,900	0.35	(1)(3)	1.42	(1)(3)	67
03/31/07	10.54	0.18	0.76	0.94	—	(0.09)	—	(0.09)	11.39	8.89	82,257	0.19	(1)(4)	1.66	(1)(4)	15
09/30/07§	11.39	(0.01)	0.53	0.52	—	—	—	—	11.91	4.57	100,991	0.21	#	(0.21	)#	11

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and reductions.

  †  Commencement of Operations

  #  Annualized

  §  Unaudited

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/05#	03/31/06	03/31/07
Allocation Growth Portfolio Class 3	4.37%	(0.05)%	0.00%
Allocation Moderate Growth Portfolio Class 3	5.58	—	0.00
Allocation Moderate Portfolio Class 3	5.32	(0.04)	0.00
Allocation Balanced Portfolio Class 3	5.45	0.00	0.02

  (2)  Does not include underlying fund expenses that the Portfolios bear indirectly.

  (3)  Gross of Custody Credits of 0.02%, 0.02%, 0.01% and 0.01% for Allocation Growth, Allocation Moderate Growth, Allocation Moderate and Allocation Balanced Portfolios.

  (4)  Gross of Custody Credits of 0.01%

See Notes to Financial Statements

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS
September 30, 2007 (unaudited)

At a meeting held on May 7, 2007, the Board of Trustees of the Trust reviewed and discussed materials related to certain factors used in their consideration of whether to approve a new Subadvisory Agreement between Putnam Investment Management, LLC ("Putnam") and AIG SAAMCo (the "New Subadvisory Agreement"), with respect to the Asset Allocation: Diversified Growth Portfolio (the "Portfolio").

The Portfolio was subadvised by Putnam prior to and after the effective date of the New Subadvisory Agreement, August 3, 2007. The prior subadvisory agreement ("Prior Subadvisory Agreement") provided, consistent with Section 15(a)(4) of the Investment Company Act of 1940, as amended ("1940 Act"), for the automatic termination of the agreement upon a change in control of Putnam. Putnam was acquired by Great-West Lifeco, Inc. ("Great West"), a subsidiary of Power Financial Corporation of Canada ("Power Financial"), effective August 3, 2007 (the "Transaction"), which constituted a change in control of Putnam.

In connection with its approval of the New Subadvisory Agreement, the Board received materials related to certain factors used in its consideration whether to renew or approve the New Subadvisory Agreement. Those factors included: (1) the nature, extent and quality of services provided by Putnam; (2) the size and structure of the subadvisory fees charged in connection with Putnam's management of the Portfolio, compared to subadvisory fee rates of a group of funds with similar investment objectives (the "Subadviser Expense Group/Universe"), as selected by an independent third-party provider of investment company data; (3) the terms of the New Subadvisory Agreement; (4) whether the Portfolio will benefit from possible economies of scale; and (5) information regarding Putnam's compliance and regulatory history. In addition, the Trustees considered the organization capability and financial condition of Putnam and the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

At the meeting, representatives of Putnam provided information and commentary on the Transaction and responded to questions from the Trustees. The Board, including a majority of the Independent Trustees, was separately represented by counsel that is independent of AIG SAAMCo and Putnam. The matters discussed below were also considered separately by the Independent Trustees in an executive session during which such independent counsel provided guidance to the Independent Trustees.

Nature, Extent and Quality of Services. The Trustees considered the nature, quality and extent of services provided by Putnam. The Trustees noted that Putnam is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities shall be purchased or sold by the Portfolio. The Trustees reviewed Putnam's history, structure, size and investment experience. The Trustees also considered the structure, size, and the financial strength of Power Financial and noted that the quality of services were not expected to change as a result of Putnam's change of ownership. Putnam reported that it would maintain the size, visibility and the resources necessary to retain its investment professionals and that the Putnam portfolio managers that manage the Portfolio will continue to manage the Portfolio following the Transaction. The Trustees concluded that they were satisfied with the nature, quality and extent of the services provided by Putnam and that there was a reasonable basis on which to conclude that Putnam would continue to provide a high level of service to the Portfolio.

Fees and Expenses. In connection with the Trustees' review of the New Subadvisory Agreement, the Trustees received information regarding the Portfolio's subadvisory fees compared against such expense ratios of funds in their respective Subadviser Expense Group/ Universe. It was noted that with respect to subadvisory fees, SunAmerica negotiated the fees with Putnam at arms-length. The Trustees also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadviser Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Trustees considered that the subadvisory fees paid to Putnam will not change as a result of the change of control. The Trustees concluded that the subadvisory fee rate for each Portfolio was fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Investment Performance. The Trustees noted that the Transaction would not result in a change to the nature, quality or extent of services provided or in the subadvisory fees paid, and thus did not consider the investment performance of the Portfolio at that time. It was noted that the Trustees review the Portfolio's performance on a quarterly basis.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

Profitability and Economies of Scale. In considering the profitability to Putnam in connection with its relationship with the Portfolio, the Trustees noted that the fees under the New Subadvisory Agreement are paid by SunAmerica. The Trustees also relied on the ability of SunAmerica to negotiate the New Subadvisory Agreement and the fees thereunder at arm's length. For each of the above reasons, the profitability to Putnam from its relationship with the Portfolio was determined not to be a material factor in the Trustees' deliberations. For similar reasons, the Trustees did not consider the potential for a Portfolio to experience economies of scale from Putnam's management of the Portfolio a material factor to their consideration of Putnam.

Terms of New Subadvisory Agreement. The Trustees reviewed the terms of the New Subadvisory Agreement, including the duties and responsibilities undertaken by Putnam. It was noted that the terms of the New Subadvisory Agreement are identical to the Prior Subadvisory Agreement. The Trustees noted that the New Subadvisory Agreement provides that Putnam will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Trustees also considered other provisions of the New Subadvisory Agreement and concluded that the terms of the New Subadvisory Agreement are reasonable, fair and in the best interests of the Portfolio and their shareholders.

Conclusions. In reaching their decision to recommend the approval of the New Subadvisory Agreement, the Trustees did not identify any single factor as being controlling, but based their recommendation on all of the factors it considered and each Trustee individually weighing the various factors. Based upon the materials they reviewed, the representations made to them and the considerations described above, and as part of their deliberations, the Trustees, including the Independent Trustees, concluded that Putnam possesses the capability and resources to perform the duties required of it under the New Subadvisory Agreement.

SEASONS SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Fund. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

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1 SunAmerica Center
Los Angeles, CA 90067-6022

CHANGE SERVICE REQUESTED

PRESORTED

BOUND PRINTED MATTER

U.S. POSTAGE PAID

SANTA ANA, CA

PERMIT 15

J-1906-SAR.4 (11/07)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ Vincent M. Marra
Vincent M. Marra
President
Date: December 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President
Date: December 7, 2007

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: December 7, 2007